AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds (14.3%):
Capital Markets (1.3%):
$2,250,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100	$2,075,940
3,000,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100(a)	2,767,920

		4,843,860

Diversified Financial Services (1.4%):
5,144,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	5,205,743

Food & Staples Retailing (0.9%):
3,600,000	Walmart, Inc., 1.05%, 9/17/26, Callable 8/17/26 @ 100	3,356,165

Food Products (0.6%):
2,550,000	Nestle Holdings, Inc., 0.63%, 1/15/26, Callable 12/15/25 @ 100(a)	2,348,657

Household Products (1.2%):
4,827,000	Procter & Gamble Co. (The), 1.00%, 4/23/26	4,511,203

Internet & Direct Marketing Retail (2.0%):
1,500,000	Amazon.com, Inc., 0.45%, 5/12/24	1,441,728
6,725,000	Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100	6,311,628

		7,753,356

IT Services (0.4%):
1,682,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	1,704,441

Oil, Gas & Consumable Fuels (0.5%):
100,000	Chevron Corp., 1.55%, 5/11/25, Callable 4/11/25 @ 100	96,477
1,000,000	Chevron Corp., 2.95%, 5/16/26, Callable 2/16/26 @ 100	1,005,335
1,000,000	Chevron USA, Inc., 0.69%, 8/12/25, Callable 7/12/25 @ 100	934,563

		2,036,375

Pharmaceuticals (3.0%):
1,000,000	Johnson & Johnson, 0.55%, 9/1/25, Callable 8/1/25 @ 100	937,106
2,200,000	Merck & Co., Inc., 0.75%, 2/24/26, Callable 1/24/26 @ 100	2,052,202
400,000	Novartis Capital Corp., 3.40%, 5/6/24	407,421
2,000,000	Novartis Capital Corp., 3.00%, 11/20/25, Callable 8/20/25 @ 100	2,010,910
2,400,000	Roche Holdings, Inc., 1.88%, 3/8/24(a)	2,374,656
1,754,000	Roche Holdings, Inc., 0.99%, 3/5/26, Callable 2/5/26 @ 100(a)	1,657,146
2,200,000	Roche Holdings, Inc., 2.63%, 5/15/26, Callable 2/15/26 @ 100(a)	2,172,496

		11,611,937

Technology Hardware, Storage & Peripherals (3.0%):
1,000,000	Apple, Inc., 2.51%, 8/19/24, Callable 6/19/24 @ 100	794,488
674,000	Apple, Inc., 1.13%, 5/11/25, Callable 4/11/25 @ 100	644,849
3,376,000	Apple, Inc., 0.70%, 2/8/26, Callable 1/8/26 @ 100	3,144,960

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$6,701,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	$6,828,889

		11,413,186

Total Corporate Bonds (Cost $57,755,193)		54,784,923

Foreign Bonds (17.5%):
Banking (0.1%):
500,000	Royal Bank of Canada, 4.20%, 6/22/26, MTN+	382,788

Banks (3.5%):
700,000	Bank of Montreal, 2.70%, 9/11/24+	557,066
1,200,000	Bank of Nova Scotia (The), 2.29%, 6/28/24+	947,530
600,000	Nordic Investment Bank, 3.40%, 2/6/26, MTN+	453,061
8,000,000	Royal Bank of Canada, 4.93%, 7/16/25+	6,780,992
600,000	Toronto-Dominion Bank (The), 1.07%(BBSW3M+100bps), 7/10/24+	451,257
2,500,000	Toronto-Dominion Bank (The), 3.23%, 7/24/24+	2,014,900
500,000	Westpac Banking Corp., 1.21%(BBSW3M+114bps), 4/24/24, MTN+	378,826
2,400,000	Westpac Banking Corp., 4.13%, 6/4/26, MTN+	1,838,351

		13,421,983

Capital Markets (0.8%):
500,000	International Finance Corp., 4.00%, 4/3/25, MTN+	386,251
3,500,000	International Finance Corp., 3.20%, 7/22/26, MTN+	2,620,994

		3,007,245

Diversified Financial Services (1.1%):
700,000	BNG Bank NV, 3.25%, 7/15/25, MTN+	528,399
7,000,000	European Investment Bank, 0.75%, 9/9/24, MTN+	764,354
1,900,000	Kreditanstalt fuer Wiederaufbau, 4.00%, 2/27/25, MTN+	1,467,229
500,000	Kreditanstalt fuer Wiederaufbau, 3.20%, 9/11/26, MTN+	374,270
1,100,000	Landwirtschaftliche Rentenbank, 4.75%, 5/6/26, MTN+	874,128

		4,008,380

Regional & Local (0.8%):
4,000,000	Queensland Treasury Corp., 3.25%, 7/21/26+(a)	3,049,225

Sovereign Bond (11.2%):
1,000,000	Asian Development Bank, 3.75%, 3/12/25, MTN+	767,678
1,000,000	Asian Development Bank, 0.50%, 5/5/26, MTN+	673,035
500,000	Australia Government Bond, 3.25%, 4/21/25+	383,925
9,000,000	Australia Government Bond, 0.25%, 11/21/25+	6,214,600
1,500,000	Australia Government Bond, 4.25%, 4/21/26+	1,196,290
1,000,000	Australia Government Bond, 0.50%, 9/21/26+	682,776

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued
$300,000	Inter-American Development Bank, 2.75%, 10/30/25, MTN+	$222,688
300,000	Inter-American Development Bank, 4.25%, 6/11/26, MTN+	234,067
500,000	Inter-American Development Bank, 1.00%, 6/29/26+	371,664
1,400,000	International Bank for Reconstruction & Development, 0.63%, 1/14/26+	1,035,731
2,500,000	International Bank for Reconstruction & Development, 0.50%, 5/18/26, MTN+	1,678,755
9,200,000	New South Wales Treasury Corp., 4.00%, 5/20/26+	7,218,523
2,000,000	New Zealand Government Bond, 0.50%, 5/15/24+	1,317,529
4,450,000	New Zealand Government Bond, 0.50%, 5/15/26+	2,774,284
4,500,000	New Zealand Local Government Funding Agency Bond, 2.25%, 4/15/24+	3,047,649
500,000	New Zealand Local Government Funding Agency Bond, 2.75%, 4/15/25+	338,471
7,000,000	Province of Alberta Canada, 2.20%, 6/1/26+	5,474,672
1,800,000	Province of Manitoba Canada, 2.55%, 6/2/26+	1,426,363
500,000	Province of Ontario Canada, 3.10%, 8/26/25, MTN+	373,582
4,504,000	Province of Quebec Canada, 2.50%, 9/1/26+	3,564,466
1,500,000	Singapore Government Bond, 2.13%, 6/1/26+	1,103,026
4,200,000	Treasury Corp. of Victoria, 0.50%, 11/20/25, MTN+	2,904,671

		43,004,445

Total Foreign Bonds (Cost $70,866,789)		66,874,066

Yankee Debt Obligations (51.2%):
Banks (9.7%):
1,000,000	Bank of New Zealand, 1.00%, 3/3/26(a)	918,278
2,400,000	Commonwealth Bank of Australia, 1.13%, 6/15/26(a)	2,214,778
300,000	Cooperatieve Rabobank UA, 1.38%, 1/10/25	287,177
1,400,000	Dexia Credit Local SA, 0.50%, 7/16/24	1,336,621
400,000	Dexia Credit Local SA, 1.13%, 4/9/26(a)	379,748
3,850,000	Dexia Credit Local SA, 1.13%, 4/9/26	3,655,078
540,000	Kreditanstalt fuer Wiederaufbau, 0.63%, 1/22/26	502,393
400,000	National Australia Bank, Ltd., 1.39%, 1/12/25(a)	382,698
1,000,000	National Australia Bank, Ltd., 3.38%, 1/14/26	1,013,932
3,000,000	Nordea Bank Abp, 0.75%, 8/28/25(a)	2,765,346
1,000,000	Nordic Investment Bank, 0.50%, 1/21/26^	925,566
1,980,000	Oesterreichische Kontrollbank AG, 0.50%, 2/2/26	1,826,011
2,000,000	Skandinaviska Enskilda Banken AB, 0.85%, 9/2/25(a)	1,850,108

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$7,100,000	Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(a)	$6,537,190
1,250,000	Svenska Handelsbanken AB, 0.55%, 6/11/24(a)	1,188,148
3,860,000	Toronto-Dominion Bank (The), 0.75%, 1/6/26, MTN	3,536,856
19,000	Toronto-Dominion Bank (The), 1.20%, 6/3/26	17,551
1,000,000	Westpac Banking Corp., 1.02%, 11/18/24	955,457
2,891,000	Westpac Banking Corp., 2.35%, 2/19/25	2,842,639
1,000,000	Westpac Banking Corp., 2.85%, 5/13/26	993,513
3,490,000	Westpac Banking Corp., 1.15%, 6/3/26	3,227,343

		37,356,431

Capital Markets (0.7%):
1,000,000	PSP Capital, Inc., 0.50%, 9/15/24	952,210
2,228,000	PSP Capital, Inc., 1.00%, 6/29/26(a)	2,066,301

		3,018,511

Diversified Financial Services (20.3%):
7,200,000	Agence Francaise de Developpement Epic, 0.63%, 1/22/26, MTN	6,669,576
2,894,000	Bng Bank NV, 0.50%, 11/24/25, MTN	2,678,932
668,000	Bng Bank NV, 0.88%, 5/18/26, MTN	621,233
1,000,000	BNG Bank NV, 2.38%, 3/16/26	989,060
5,120,000	BNG Bank NV, 0.88%, 5/18/26(a)	4,761,595
6,100,000	Caisse d’Amortissement de la Dette Sociale, 0.63%, 2/18/26	5,641,847
400,000	Caisse d’Amortissement de la Dette Sociale, 0.63%, 2/18/26(a)	369,957
1,000,000	CPPIB Capital, Inc., 1.25%, 3/4/25	960,510
9,650,000	CPPIB Capital, Inc., 0.88%, 9/9/26(a)	8,938,409
10,977,000	European Bank for Reconstruction & Development, 0.50%, 1/28/26^	10,121,870
6,529,000	European Investment Bank, 0.38%, 3/26/26	5,983,411
1,388,000	Kommunalbanken AS, 2.13%, 4/23/25	1,364,904
648,000	Kommunalbanken AS, 0.38%, 9/11/25	599,765
1,000,000	Kommunalbanken AS, 0.50%, 1/13/26, MTN	922,225
2,800,000	Kommunalbanken AS, 0.60%, 6/1/26, MTN	1,880,844
4,800,000	Kommunalbanken AS, 1.13%, 10/26/26(a)	4,503,278
4,758,000	Kommunekredit, 0.50%, 1/28/26, MTN	4,379,882
42,000	Landwirtschaftliche Rentenbank, 0.50%, 5/27/25^	39,380
8,600,000	Landwirtschaftliche Rentenbank, 0.88%, 3/30/26^	8,035,143
1,894,000	Nrw Bank, 0.88%, 3/9/26, MTN	1,766,041
5,857,000	Ontario Teachers’ Finance Trust, 0.88%, 9/21/26(a)	5,393,981
300,000	Shell International Finance BV, 3.25%, 5/11/25	303,237
390,000	Shell International Finance BV, 2.88%, 5/10/26	390,283

		77,315,363

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Financing Advisory (0.6%):
$2,400,000	Erste Abwicklungsanstalt, 0.88%, 10/30/24, MTN	$2,302,128

National (1.7%):
2,400,000	Finnvera Oyj, 1.13%, 10/27/26(a)	2,245,618
2,402,000	Oesterreichische Kontrollbank AG, 0.50%, 9/16/24	2,288,947
2,000,000	Oesterreichische Kontrollbank AG, 0.38%, 9/17/25	1,852,948

		6,387,513

Oil, Gas & Consumable Fuels (1.2%):
4,000,000	Equinor ASA, 1.75%, 1/22/26, Callable 12/22/25 @ 100	3,827,208
700,000	Shell International Finance BV, 2.00%, 11/7/24, Callable 10/7/24 @ 100	690,720

		4,517,928

Sovereign Bond (17.0%):
4,550,000	African Development Bank, 0.88%, 3/23/26	4,252,530
3,990,000	African Development Bank, 0.88%, 7/22/26	3,720,990
4,200,000	Asian Development Bank, 0.50%, 2/4/26	3,880,178
5,119,000	Asian Development Bank, 1.00%, 4/14/26	4,802,098
844,000	Asian Infrastructure Investment Bank (The), 2.25%, 5/16/24	843,086
857,000	Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	812,044
7,687,000	Asian Infrastructure Investment Bank (The), 0.50%, 1/27/26	7,051,662
6,599,000	Inter-American Development Bank, 0.88%, 4/20/26	6,159,837
324,000	Inter-American Investment Corp., 1.75%, 10/2/24	318,463
489,000	Inter-American Investment Corp., 0.63%, 2/10/26, MTN	451,186
2,000,000	International Bank for Reconstruction & Development, 2.50%, 3/19/24	2,007,522
3,395,000	Kuntarahoitus OYJ, 0.63%, 3/20/26, MTN	3,151,480
2,508,000	Province of British Columbia Canada, 0.90%, 7/20/26	2,334,833
3,650,000	Province of Ontario Canada, 0.63%, 1/21/26	3,384,663
5,800,000	Province of Ontario Canada, 1.05%, 4/14/26	5,451,954
5,120,000	Province of Quebec Canada, 2.50%, 4/9/24	5,126,006
5,200,000	SFIL SA, 0.63%, 2/9/26, MTN	4,799,912
4,500,000	State of North Rhine-Westphalia Germany, 1.00%, 4/21/26, MTN	4,212,000
2,800,000	Svensk Exportkredit AB, 0.38%, 7/30/24	2,667,039

		65,427,483

Total Yankee Debt Obligations (Cost $208,462,311)		196,325,357

U.S. Treasury Obligations (16.5%):
U.S. Treasury Notes (16.5%)
6,700,000	0.13%, 2/15/24	6,438,281
4,000,000	2.13%, 2/29/24	3,988,125
11,000,000	2.38%, 2/29/24	11,018,906
6,000,000	0.25%, 3/15/24	5,767,500

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$6,000,000	0.63%, 10/15/24	$5,732,813
16,700,000	0.75%, 11/15/24	15,977,203
15,000,000	1.00%, 12/15/24	14,428,125

Total U.S. Treasury Obligations (Cost $64,241,501)		63,350,953

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
1,924,416	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	1,924,416

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,924,416)		1,924,416

Shares		Value
Unaffiliated Investment Company (1.4%):

Money Markets (1.4%):
5,502,791	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(c)	5,502,791

Total Unaffiliated Investment Company (Cost $5,502,791)		5,502,791

Total Investment Securities (Cost $408,753,001) - 101.4%		388,762,506
Net other assets (liabilities) - (1.4)%		(5,256,750)

Net Assets - 100.0%		$383,505,756

Percentages indicated are based on net assets as of March 31, 2022.

BBSW3M	-	3 Month Bank Bill Swap Rate
MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $1,879,838.
+	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(c)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2022: (Unaudited)
Country	Percentage
Australia	9.1%
Austria	1.5%
Canada	15.5%
Denmark	1.1%
Finland	2.1%
France	5.9%
Germany	5.0%
Netherlands	2.9%
New Zealand	2.2%
Norway	3.4%
Singapore	0.3%
Supernational	15.6%
Sweden	3.1%
United States	32.3%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Forward Currency Contracts

At March 31, 2022, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Australian Dollar	661,099	U.S. Dollar	462,502	ANZ Banking Group, Ltd.	4/4/22	$32,089
Australian Dollar	265,958	U.S. Dollar	189,917	Bank of America	4/4/22	9,055
Canadian Dollar	864,394	U.S. Dollar	687,404	Bank of America	4/27/22	4,028
U.S. Dollar	1,918,800	Canadian Dollar	2,396,356	Bank of America	4/27/22	1,945
Australian Dollar	486,172	U.S. Dollar	351,973	Bank of America	4/27/22	11,843
Canadian Dollar	2,877,658	U.S. Dollar	2,295,136	BNY Mellon	4/27/22	6,715
Australian Dollar	203,244	U.S. Dollar	146,656	Citigroup	4/27/22	5,437
Canadian Dollar	2,202,618	U.S. Dollar	1,752,664	HSBC	4/27/22	9,220
Australian Dollar	1,006,779	U.S. Dollar	729,591	HSBC	4/27/22	23,809
Singapore Dollar	20,098	U.S. Dollar	14,813	Citigroup	6/8/22	19
Singapore Dollar	15,920	U.S. Dollar	11,680	HSBC	6/8/22	69
U.S. Dollar	583,133	Australian Dollar	777,475	BNY Mellon	6/29/22	546

						$104,775

Australian Dollar	595,331	U.S. Dollar	447,098	Bank of America	4/4/22	$(1,711)
U.S. Dollar	2,054,435	Australian Dollar	2,829,091	Citigroup	4/4/22	(62,103)
New Zealand Dollar	113,783	U.S. Dollar	79,250	Bank of America	4/8/22	(432)
U.S. Dollar	7,557,087	New Zealand Dollar	11,000,191	State Street	4/8/22	(62,821)
U.S. Dollar	397,326	Australian Dollar	553,302	ANZ Banking Group, Ltd.	4/27/22	(16,725)
U.S. Dollar	570,773	Australian Dollar	793,956	ANZ Banking Group, Ltd.	4/27/22	(23,366)
U.S. Dollar	714,160	Australian Dollar	1,000,966	ANZ Banking Group, Ltd.	4/27/22	(34,889)
Canadian Dollar	5,709,968	U.S. Dollar	4,574,561	Bank of America	4/27/22	(7,132)
Australian Dollar	335,559	U.S. Dollar	251,472	Bank of America	4/27/22	(365)
U.S. Dollar	34,251,023	Australian Dollar	48,961,046	HSBC	4/27/22	(2,387,828)
U.S. Dollar	18,142,587	Canadian Dollar	23,268,555	State Street	4/27/22	(470,033)
Norwegian Krone	82,611	U.S. Dollar	9,467	State Street	5/16/22	(83)
U.S. Dollar	765,791	Norwegian Krone	6,830,085	State Street	5/16/22	(10,055)
U.S. Dollar	11,884,825	Canadian Dollar	14,888,614	State Street	5/26/22	(24,493)
U.S. Dollar	1,126,016	Singapore Dollar	1,532,154	HSBC	6/8/22	(4,747)

						$(3,106,783)

Total Net Forward Currency Contracts						$(3,002,008)

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (0.9%):
3,667	Airbus SE*	$443,182
512	Avon Rubber plc	8,738
33,225	BAE Systems plc	313,136
26,524	Bombardier, Inc., Class B*	30,556
1,689	CAE, Inc.*	43,968
3,081	Chemring Group plc	13,156
350	Dassault Aviation SA*	55,636
223	Elbit Systems, Ltd.	48,836
89	Facc AG*	782
386	Hensoldt AG*	11,307
865	Kongsberg Gruppen ASA	34,369
9,452	Leonardo SpA*	94,178
1,132	LISI	26,967
19,535	Meggitt plc*	194,804
392	MTU Aero Engines AG	91,067
19,005	QinetiQ Group plc	75,796
72,100	Rolls-Royce Holdings plc*	94,779
1,856	Saab AB	67,101
538	Safran SA	63,222
15,312	Senior plc*	25,455
17,800	Singapore Technologies Engineering, Ltd.	53,970
1,841	Thales SA	232,440
2,146	Ultra Electronics Holdings plc	93,288

		2,116,733

Air Freight & Logistics (0.6%):
4,417	BPOST SA*	29,230
2,399	Cia de Distribucion Integral Logista Holdings SA	43,834
6,355	CTT-Correios de Portugal SA	31,533
8,562	Deutsche Post AG	411,078
4,733	Freightways, Ltd.	40,413
73	ID Logistics Group*	25,913
37,500	Kerry Network, Ltd.	85,592
1,800	Kintetsu World Express, Inc.	46,177
1,800	Konoike Transport Co., Ltd.	16,944
844	Mainfreight, Ltd.	48,778
900	Maruwa Unyu Kikan Co., Ltd.	8,267
1,800	Mitsui-Soko Holdings Co., Ltd.	36,914
1,146	Oesterreichische Post AG	40,709
22,618	PostNL NV	86,179
26,724	Royal Mail plc	114,437
900	SBS Holdings, Inc.	24,600
3,000	SG Holdings Co., Ltd.	56,547
27,700	Singapore Post, Ltd.	13,240
5,312	Wincanton plc	26,872
5,700	Yamato Holdings Co., Ltd.	106,723

		1,293,980

Airlines (0.1%):
26,921	Air New Zealand, Ltd.*	23,951
1,200	ANA Holdings, Inc.*	25,057
33,347	Cathay Pacific Airways, Ltd.*	32,727
6,007	Deutsche Lufthansa AG, Registered Shares*	48,692
5,559	easyJet plc*	40,178
1,128	Exchange Income Corp.	38,605
2,400	Japan Airlines Co., Ltd.*	44,677
2,549	JET2 plc*	38,191
6,700	Singapore Airlines, Ltd.*	27,051

		319,129

Auto Components (1.7%):
1,000	Aisan Industry Co., Ltd.	5,946
3,500	Aisin Sieki Co., Ltd.	119,606
7,300	Akebono Brake Industry Co., Ltd.*	9,349
1,027	Akwel	22,661

Shares		Value
Common Stocks, continued
Auto Components, continued
1,375	Arb Corp., Ltd.	$42,166
202	Autoneum Holding AG	27,927
3,367	Brembo SpA	37,508
3,400	Bridgestone Corp.	131,607
1,647	Bulten AB	11,323
1,998	CIE Automotive SA	45,356
12,732	CIR SpA-Compagnie Industriali*	5,728
4,087	Compagnie Generale des Establissements Michelin SCA, Class B	552,048
1,922	Continental AG*	138,617
2,800	Daido Metal Co., Ltd.	13,037
2,400	Daikyonishikawa Corp.	10,577
1,300	Denso Corp.	82,968
8,224	Dometic Group AB(a)	70,776
1,800	Eagle Industry Co., Ltd.	14,346
673	Edag Engineering Group AG*	9,141
1,724	ElringKlinger AG*	16,401
1,500	Exco Technologies, Ltd.	11,508
1,700	Exedy Corp.	21,854
4,682	Faurecia SA	121,101
483	Faurecia SE	12,501
2,300	FCC Co., Ltd.	25,199
1,000	F-Tech, Inc.	4,447
4,000	Futaba Industrial Co., Ltd.	11,894
1,400	G-Tekt Corp.	14,591
6,206	Gud Holdings, Ltd.	53,470
1,600	Hi-Lex Corp.	15,661
700	H-One Co., Ltd.	3,474
300	Imasen Electric Industrial	1,472
19,355	Johnson Electric Holdings, Ltd.	26,613
6,700	JTEKT Corp.	52,501
1,800	Kasai Kogyo Co., Ltd.*	4,092
258	Kendrion NV	5,557
900	Koito Manufacturing Co., Ltd.	36,442
25,060	Kongsberg Automotive ASA*	7,155
1,000	KYB Corp.	24,199
1,544	Leoni AG*^	15,681
1,933	Linamar Corp.	85,933
3,438	Magna International, Inc.	221,098
3,413	Magna Internationl, Inc.	219,142
4,266	Martinrea International, Inc.	30,647
2,000	Mitsuba Corp.	6,018
2,500	Musashi Seimitsu Industry Co., Ltd.	30,734
4,800	NGK Spark Plug Co., Ltd.	77,259
6,600	NHK SPRING Co., Ltd.	47,619
600	Nichirin Co., Ltd.	7,609
2,300	Nifco, Inc.	52,185
2,200	Nippon Seiki Co., Ltd.	15,368
2,700	NOK Corp.	25,188
4,876	Nokian Renkaat OYJ	78,970
2,600	Pacific Industrial Co., Ltd.	20,045
13,329	Pirelli & C SpA(a)	72,191
1,743	Plastic Omnium SA	31,563
6,300	Press Kogyo Co., Ltd.	19,407
3,582	PWR Holdings, Ltd.	25,159
400	Riken Corp.	7,990
2,542	SAF-Holland SE*	21,457
1,900	Sanoh Industrial Co., Ltd.	10,814
2,535	Schaeffler AG	15,707
1,200	Shoei Co., Ltd.	44,696
2,300	Stanley Electric Co., Ltd.	43,442
11,700	Sumitomo Electric Industries, Ltd.	139,172
2,900	Sumitomo Riko Co., Ltd.	14,213
7,700	Sumitomo Rubber Industries, Ltd.	70,657
300	T RAD Co., Ltd.	6,108

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Auto Components, continued
1,400	Tachi-S Co., Ltd.	$11,373
800	Taiho Kogyo Co., Ltd.	4,604
8,119	TI Fluid Systems plc(a)	20,236
2,500	Tokai Rika Co., Ltd.	30,632
2,500	Topre Corp.	23,936
4,500	Toyo Tire Corp.	57,274
1,700	Toyoda Gosei Co., Ltd.	28,077
2,900	Toyota Boshoku Corp.	47,237
700	Toyota Industries Corp.	48,189
1,500	TPR Co., Ltd.	15,933
2,800	TS Tech Co., Ltd.	31,369
2,000	Unipres Corp.	11,488
6,199	Valeo SA	113,877
384	Vitesco Technologies Group AG*	15,238
5,200	Yokohama Rubber Co., Ltd. (The)	71,553
600	Yorozu Corp.	4,355

		3,812,262

Automobiles (2.3%):
4,992	Bayerische Motoren Werke AG (BMW)	432,319
12,614	Daimler AG, Registered Shares	885,842
730	Ferrari NV	159,206
11,100	Honda Motor Co., Ltd.	315,472
630	Honda Motor Co., Ltd., ADR	17,804
11,100	Isuzu Motors, Ltd.	143,427
9,700	Mazda Motor Corp.	71,769
8,800	Mitsubishi Motors Corp.*	23,650
20,000	Nissan Motor Co., Ltd.*	89,047
2,700	Nissan Shatai Co., Ltd.	12,258
8,981	Piaggio & C SpA	25,367
4,600	Renault SA*	120,226
538	Stellantis NV	8,723
40,724	Stellantis NV	658,921
9,200	Subaru Corp.	146,175
2,300	Suzuki Motor Corp.	78,853
96,220	Toyota Motor Corp.	1,723,921
504	Volkswagen AG	125,557
7,200	Yamaha Motor Co., Ltd.	161,385

		5,199,922

Banks (7.9%):
3,000	77th Bank	37,625
6,309	ABN AMRO Group NV(a)	80,700
15,084	AIB Group plc	33,095
500	Aichi Bank, Ltd. (The)	18,509
1,500	Akita Bank, Ltd. (The)	20,599
2,146	Aktia Bank OYJ	25,749
1,200	Aomori Bank, Ltd. (The)	18,830
3,300	Aozora Bank, Ltd.	69,647
15,471	Australia & New Zealand Banking Group, Ltd.	316,952
1,000	Awa Bank, Ltd. (The)	17,707
19,504	Banca Monte dei Paschi di Siena SpA*	20,055
21,166	Banca Popolare di Sondrio SCPA	86,411
29,969	Banco Bilbao Vizcaya Argentaria SA, ADR	170,524
7,989	Banco Bilbao Vizcaya Argentaria SA	45,673
44,790	Banco Bpm SpA	132,207
106,975	Banco Comercial Portugues SA, Class R*	20,318
238,968	Banco de Sabadell SA^	194,476
6,287	Banco Santander SA, ADR	21,250
107,881	Banco Santander SA	365,986
8,101	Bank Hapoalim BM	79,901
16,026	Bank Leumi Le-Israel Corp.	172,105
36,738	Bank of East Asia, Ltd. (The)	57,514

Shares		Value
Common Stocks, continued
Banks, continued
974	Bank of Georgia Group plc	$15,166
29,096	Bank of Ireland Group plc*	184,811
900	Bank of Iwate, Ltd. (The)	13,614
1,200	Bank of Kyoto, Ltd. (The)	52,191
989	Bank of Montreal	116,393
6,126	Bank of Montreal	722,684
500	Bank of Nagoya, Ltd. (The)	11,745
9,618	Bank of Nova Scotia	689,803
16,490	Bank of Queensland, Ltd.	105,902
2,000	Bank of The Ryukyus, Ltd.	12,979
16,597	Bankinter SA	96,770
71	Banque Cantonale de Geneve	12,565
916	Banque Cantonale Vaudois, Registered Shares	79,153
23,543	Barclays plc, ADR	185,990
15,237	Barclays plc	29,594
943	BAWAG Group AG(a)	47,566
13,509	Bendigo & Adelaide Bank, Ltd.	103,091
218	Berner Kantonalbank AG	52,802
6,853	BNP Paribas SA	390,137
27,542	BOC Hong Kong Holdings, Ltd.	103,640
34,804	BPER Banca	60,660
65,100	CaixaBank SA	219,382
114	Canadian Imperial Bank of Commerce	13,840
3,394	Canadian Imperial Bank of Commerce	413,016
4,227	Canadian Western Bank	122,887
5,000	Chiba Bank, Ltd. (The)	29,477
6,200	Chugoku Bank, Ltd. (The)	44,254
700	Chukyo Bank, Ltd. (The)	9,162
31,551	Commerzbank AG*	240,872
7,457	Commonwealth Bank of Australia	585,387
12,500	Concordia Financial Group, Ltd.	46,639
7,042	Credit Agricole SA	84,120
5,165	Credito Emiliano SpA	33,958
16,000	Dah Sing Banking Group, Ltd.	14,123
5,600	Dah Sing Financial Holdings, Ltd.	18,133
1,900	Daishi Hokuetsu Financial Group, Inc.	38,730
9,027	Danske Bank A/S	149,211
8,992	DBS Group Holdings, Ltd.	236,464
5,245	DNB Bank ASA	118,804
1,600	Ehime Bank, Ltd. (The)	12,168
2,450	Erste Group Bank AG	88,845
650	Fidea Holdings Co., Ltd.	6,774
4,911	Finecobank Banca Fineco SpA	74,577
3,600	First Bank of Toyama, Ltd. (The)	9,309
1,816	First International Bank of Israel	77,968
1,000	Fukui Bank, Ltd. (The)	11,493
4,900	Fukuoka Financial Group, Inc.	94,835
13,200	Gunma Bank, Ltd. (The)	38,137
9,200	Hachijuni Bank, Ltd. (The)	30,536
3,905	Hang Seng Bank, Ltd.	75,117
31,121	Heartland Group Holdings Npv	48,368
11,800	Hirogin Holdings, Inc.	62,483
1,000	Hokkoku Financial Holdings, Inc.	25,005
6,000	Hokuhoku Financial Group, Inc.	43,743
23,429	HSBC Holdings plc, ADR^	801,740
9,400	Hyakugo Bank, Ltd. (The)	25,681
1,000	Hyakujushi Bank, Ltd. (The)	13,521
757	Illimity Bank SpA*	9,892
17,920	ING Groep NV	187,252
93,838	Intesa Sanpaolo SpA	214,457
15,332	Isreal Discount Bank	95,300
9,500	Iyo Bank, Ltd. (The)	46,386

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
620	Jimoto Holdings, Inc.	$3,147
1,200	Juroku Financial Group, Inc.	21,321
2,048	Jyske Bank A/S*	110,939
2,269	KBC Group NV	163,163
5,800	Keiyo Bank, Ltd. (The)	23,326
400	Kita-Nippon Bank, Ltd. (The)	5,160
2,500	Kiyo Bank, Ltd. (The)	28,018
16,490	Kyushu Financial Group, Inc.	53,989
1,296	Laurentian Bank of Canada	43,089
562	Liechtensteinische Landesbank AG	33,606
35,782	Lloyds Banking Group plc	21,902
111,585	Lloyds TSB Group plc, ADR	268,920
113	Luzerner Kantonalbank AG	52,981
24,670	Mebuki Financial Group, Inc.	51,525
11,475	Mediobanca SpA	116,249
700	Michinoku Bank, Ltd. (The)	5,159
62,500	Mitsubishi UFJ Financial Group, Inc.	388,012
800	Miyazaki Bank, Ltd. (The)	13,453
2,075	Mizrahi Tefahot Bank, Ltd.	80,747
12,880	Mizuho Financial Group, Inc.	164,890
1,300	Musashino Bank, Ltd. (The)	18,603
1,300	Nanto Bank, Ltd. (The)	20,938
24,789	National Australia Bank, Ltd.	595,321
5,532	National Bank of Canada	424,105
27,268	Natwest Group plc	76,713
4,800	Nishi-Nippon Holdings, Inc.	29,601
19,269	Nordea Bank AB	198,522
7,300	North Pacific Bank, Ltd.	14,240
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	27,911
1,000	Oita Bank, Ltd. (The)	15,641
820	Okinawa Financial Group, Inc.	13,770
17,046	Oversea-Chinese Banking Corp., Ltd.	154,972
28,000	Public Financial Holdings, Ltd.	8,705
6,482	Raiffeisen International Bank-Holding AG	91,617
24,175	Resona Holdings, Inc.	103,540
1,156	Ringkjoebing Landbobank A/S	145,914
11,418	Royal Bank of Canada	1,259,063
3,553	Royal Bank of Canada	391,228
1,190	San Ju San Financial Group, Inc.	14,349
6,200	San-In Godo Bank, Ltd. (The)	31,674
4,451	Sbanken ASA	53,003
11,600	Senshu Ikeda Holdings, Inc.	16,444
24,500	Seven Bank, Ltd.	47,939
1,300	Shiga Bank, Ltd. (The)	23,397
1,000	Shikoku Bank, Ltd. (The)	6,105
400	Shimizu Bank, Ltd. (The)	5,156
5,900	Shizuoka Bank, Ltd. (The)	41,673
7,610	Skandinaviska Enskilda Banken AB, Class A	82,441
7,218	Societe Generale	193,067
4,543	Spar Nord Bank A/S	59,906
2,847	Sparebank 1 Sr-Bank ASA	43,342
121	St. Galler Kantonalbank AG	60,356
36,263	Standard Chartered plc	240,428
7,000	Sumitomo Mitsui Financial Group, Inc.	223,436
3,300	Sumitomo Mitsui Trust Holdings, Inc.	107,827
8,000	Suruga Bank, Ltd.	26,615
8,201	Svenska Handelsbanken AB, Class A	75,511
4,382	Swedbank AB, Class A	65,428
2,561	Sydbank A/S	87,456
6,500	Toho Bank, Ltd. (The)	10,891
1,100	Tokyo Kiraboshi Financial Group, Inc.	15,679

Shares		Value
Common Stocks, continued
Banks, continued
7,500	Tomony Holdings, Inc.	$20,106
7,456	Toronto-Dominion Bank (The)	592,156
1,900	Toronto-Dominion Bank (The)	150,769
2,100	Towa Bank, Ltd. (The)	9,220
6,200	Tsukuba Bank, Ltd.	10,251
48,238	Unicaja Banco SA(a)	50,113
13,288	Unicredit SpA	143,450
7,627	United Overseas Bank, Ltd.	178,946
405	Valiant Holding AG	41,857
764	Van Lanschot Kempen NV	20,198
34,734	Virgin Money UK plc	77,579
239	Walliser Kantonalbank, Registered Shares	28,967
18,223	Westpac Banking Corp.	328,071
1,600	Yamagata Bank, Ltd. (The)	11,313
7,200	Yamaguchi Financial Group, Inc.	39,931
1,800	Yamanashi Chuo Bank, Ltd. (The)	14,010
6	Zuger Kantonalbank AG	47,697

		18,141,892

Beverages (1.0%):
1,900	Andrew Peller, Ltd.	11,066
6,745	Anheuser-Busch InBev NV	404,504
2,000	Asahi Breweries, Ltd.	72,619
10,973	Britvic plc	115,867
13,700	Budweiser Brewing Co. APAC, Ltd.(a)	36,360
14,772	C&C Group plc*	37,958
1,234	Carlsberg A/S, Class B	150,691
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	25,950
2,675	Coca-Cola European Partners plc	131,496
2,705	Coca-Cola HBC AG	56,400
3,646	David Campari-Milano NV	42,404
2,283	Diageo plc, ADR	463,769
812	Fevertree Drinks plc	19,018
1,423	Heineken NV	135,648
300	ITO EN, Ltd.	14,722
2,300	Kirin Holdings Co., Ltd.	34,404
109	Laurent-Perrier	11,525
653	Olvi OYJ	25,713
412	Pernod Ricard SA	90,348
4,250	Primo Water Corp.	60,520
194	Remy Cointreau SA	39,965
1,456	Royal Unibrew A/S	135,360
1,600	Sapporo Breweries, Ltd.	30,151
2,200	Suntory Beverage & Food, Ltd.	83,904
2,800	Takara Holdings, Inc.	25,127
6,474	Treasury Wine Estates, Ltd.	55,440

		2,310,929

Biotechnology (0.4%):
569	Abcam plc*	10,278
143	Argenx SE*	44,960
1,271	Bavarian Nordic A/S*	31,933
291	Biogaia AB	17,283
1,937	CSL, Ltd.	384,579
539	Galapagos NV*	33,440
573	Genmab A/S*	207,613
402	Genus plc	14,831
3,433	Grifols SA	62,093
5,747	Knight Therapeutics, Inc.*	24,000
6,442	Mesoblast, Ltd.*^	5,475
1,700	Peptidream, Inc.*	30,169
1,829	Swedish Orphan Biovitrum AB*	43,260
1,100	Takara Bio, Inc.	20,106

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
1,155	Zealand Pharma A/S*	$17,648

		947,668

Building Products (1.2%):
4,400	AGC, Inc.	175,882
1,100	AICA Kogyo Co., Ltd.	26,815
2,028	Arbonia AG	39,792
1,761	ASSA Abloy AB, Class B	47,506
173	Belimo Holding AG, Class R	91,788
2,400	Bunka Shutter Co., Ltd.	19,308
1,800	Central Glass Co., Ltd.	30,650
6,649	Compagnie de Saint-Gobain SA	395,628
1,000	Daikin Industries, Ltd.	182,105
114	dorma kaba Holding AG	58,396
9,425	Fletcher Building, Ltd.	41,464
451	Geberit AG, Registered Shares	277,685
5,784	Genuit Group plc	37,181
12,753	Gwa Group, Ltd.	23,651
3,298	Inrom Construction Industries, Ltd.	15,352
2,938	Inwido AB	46,433
2,153	Kingspan Group plc	209,225
2,801	Lindab International AB	71,334
4,900	Lixil Corp.	91,199
2,012	Nibe Industrier AB, Class B*	22,185
2,700	Nichias Corp.	55,650
1,100	Nichiha Corp.	22,532
1,552	Nordic Waterproofing Holding AB	27,718
1,500	Noritz Corp.	17,960
1,400	Okabe Co., Ltd.	7,891
8,716	Reliance Worldwide Corp., Ltd.	27,360
144	Rockwool International A/S	47,351
232	ROCKWOOL International A/S, Class B	76,641
1,900	Sankyo Tateyama, Inc.	9,955
7,800	Sanwa Holdings Corp.	79,042
47	Schweiter Technologies AG	57,482
900	Shin Nippon Air Technologies Co., Ltd.	14,183
1,800	Sinko Industries, Ltd.	25,424
3,824	Systemair AB	28,243
1,800	Takara Standard Co., Ltd.	18,674
1,000	TOTO, Ltd.	40,175
7,093	Tyman plc	29,396
2,971	Uponor OYJ	59,852
40,000	Xinyi Glass Holdings, Ltd.	96,095
533	Zehnder Group AG	46,085

		2,691,288

Capital Markets (2.8%):
10,264	3i Group plc	185,630
24,792	ABG Sundal Collier Holding ASA	23,968
3,200	AGF Management, Ltd.	19,917
1,600	Aizawa Securities Co., Ltd.	9,590
2,242	AJ Bell plc	8,908
143	Alantra Partners SA	2,669
903	Altamir	26,333
817	Amundi SA(a)	55,739
7,128	Anima Holding SpA(a)	31,972
5,351	Ashmore Group plc	16,242
670	ASX, Ltd.	40,658
1,442	Avanza Bank Holding AB	36,807
4,260	Azimut Holding SpA	98,856
2,458	Banca Generali SpA	91,088
521	Bellevue Group AG	21,759
8,900	Brewin Dolphin Holdings plc	59,763
800	Brookfield Asset Management, Inc., Class A	45,235

Shares		Value
Common Stocks, continued
Capital Markets, continued
614	Brookfield Asset Management, Inc., Class A	$34,734
2,383	Bure Equity AB	77,156
2,497	Canaccord Genuity Group, Inc.	24,670
7,682	CI Financial Corp.	122,052
118	Cie Financiere Tradition SA	13,779
5,230	Close Brothers Group plc	81,164
4,319	Credit Suisse Group AG, ADR^	33,904
20,849	Credit Suisse Group AG	164,528
18,300	Daiwa Securities Group, Inc.	103,636
4,462	Dea Capital SpA	6,681
10,467	Deutsche Bank AG, Registered Shares*	132,408
12,602	Deutsche Bank AG, Registered Shares*	160,894
552	Deutsche Beteiligungs AG	17,480
875	Deutsche Boerse AG	157,162
5,622	EFG International AG	43,376
258,000	Emperor Capital Group, Ltd.*	2,076
1,726	Euronext NV(a)	156,706
2,000	Fiera Capital Corp.	16,704
1,900	Flow Traders(a)	64,423
10,649	GAM Holding AG*	13,062
2,674	Georgia Capital plc*	22,018
824	Gimv NV	49,665
2,400	GMO Financial Holdings, Inc.	16,143
1,175	Guardian Capital Group, Ltd., Class A	37,600
142,000	Guotai Junan International Hol	15,887
135,243	Haitong International Securities	24,282
4,181	Hargreaves Lansdown plc	55,075
7,594	Hong Kong Exchanges & Clearing, Ltd.	357,896
2,100	iFAST Corp., Ltd.	9,343
5,528	IG Group Holdings plc	59,313
1,732	IGM Financial, Inc.	61,202
647	Impax Asset Management Group plc	8,350
20,691	Insignia Financial, Ltd.	56,351
2,872	IntegraFin Holdings plc	15,862
5,770	Intermediate Capital Group plc	134,073
22,533	Investec plc	147,969
60,525	IP Group plc	70,564
1,700	IwaiCosmo Holdings, Inc.	18,497
3,400	JAFCO Group Co., Ltd.	51,895
4,800	Japan Exchange Group, Inc.	89,452
4,910	Julius Baer Group, Ltd.	284,859
17,082	Jupiter Fund Management plc	46,190
138,000	Kingston Financial Group, Ltd.*	4,454
800	Kyokuto Securities Co., Ltd.	4,785
957	London Stock Exchange Group plc	99,965
500	M&A Capital Partners Co., Ltd.*	17,728
1,820	Macquarie Group, Ltd.	273,707
2,194	Magellan Financial Group, Ltd.^	25,831
50,276	Man Group plc/Jersey	153,216
2,300	Marusan Securities Co., Ltd.	9,353
1,180,000	Mason Group Holdings, Ltd.*	2,702
2,600	Matsui Securities Co., Ltd.	17,143
2,900	Mito Securities Co., Ltd.	6,505
3,035	MLP SE	24,277
5,700	Monex Group, Inc.	29,871
4,265	Navigator Global Investments, Ltd.	5,168
3,008	Netwealth Group, Ltd.	33,262
11,266	Ninety One plc	37,705
19,100	Nomura Holdings, Inc.	80,051
15,528	NZX, Ltd.	15,318
3,800	Okasan Securities Group, Inc.	11,471

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
253	Partners Group Holding AG	$314,370
9,039	Pendal Group, Ltd.	31,023
1,616	Perpetual, Ltd.	41,452
11,593	Platinum Asset Management, Ltd.	18,975
2,595	Polar Capital Holdings plc	21,137
45,397	Quilter plc(a)	84,300
565	Rathbones Group plc	14,637
9,785	Ratos AB, Class B	50,331
1,549	Rothschild & Co.	61,062
4,200	SBI Holdings, Inc.	106,159
1,029	Schroders plc	25,796
1,783	Schroders plc	75,123
8,200	Singapore Exchange, Ltd.	60,148
5,446	St. James Place plc	102,663
700	Strike Co., Ltd.	26,751
473	Swissquote Group Holding SA	85,671
2,584	Tamburi Investment Partners SP	25,508
375	Tikehau Capital SCA	10,071
531	TMX Group, Ltd.	54,621
8,500	Tokai Tokyo Financial Holdings, Inc.	27,887
4,000	Toyo Securities Co., Ltd.	4,890
30,858	TP ICAP Group plc	59,993
15,471	UBS Group AG	302,306
19,229	Uob-Kay Hian Holdings, Ltd.	23,218
1,000	Uzabase, Inc.*	8,678
22,000	Value Partners Group, Ltd.	9,448
1,052	Vontobel Holding AG	88,428
245	Vp Bank AG, Registered Shares	25,264
550	VZ Holding AG	52,029

		6,498,666

Chemicals (4.1%):
900	Achilles Corp.	9,324
3,300	Adeka Corp.	72,615
3,584	Air Liquide SA	626,895
7,800	Air Water, Inc.	109,498
2,028	Akzo Nobel NV	174,214
700	Arakawa Chemical Industries, Ltd.	6,110
2,785	Arkema SA	332,212
26,600	Asahi Kasei Corp.	230,295
1,100	ASAHI YUKIZAI Corp.	17,959
8,926	BASF SE	508,933
1,939	Borregaard ASA	38,296
52,400	China Sunsine Chemical Holdings, Ltd.	17,980
1,971	Christian Hansen Holding A/S	144,868
1,600	CI Takiron Corp.	7,120
8,231	Clariant AG	142,551
1,435	Corbion NV	49,121
6,307	Covestro AG(a)	318,637
752	Croda International plc	77,270
1,000	Dai Nippon Toryo Co., Ltd.	6,423
7,200	Daicel Corp.	48,065
900	Dainichiseika Color & Chemical	15,143
2,800	Dainippon Ink & Chemicals, Inc.	57,193
3,100	Denka Co., Ltd.	86,179
18,377	Elementis plc	28,493
2,854	Elkem ASA(a)	12,221
58	EMS-Chemie Holding AG	56,120
8,516	Ercros SA*	28,413
9,485	Essentra plc	39,143
3,851	Evonik Industries AG	107,054
701	FUCHS PETROLUB SE*	19,932
2,023	FUCHS PETROLUB SE	73,482
300	Fujimori Kogyo Co., Ltd.	9,160
700	Fuso Chemical Co., Ltd.	25,650
42	Givaudan SA, Registered Shares	172,919

Shares		Value
Common Stocks, continued
Chemicals, continued
20	Gurit Holding AG	$32,145
6,252	Hexpol AB	60,952
700	Hodogaya Chemical Co., Ltd.	25,058
3,950	ICL Group, Ltd.	46,978
28,614	Incitec Pivot, Ltd.	80,802
1,500	Ishihara Sangyo Kaisha, Ltd.	13,108
1,000	JCU Corp.	33,758
2,680	Johnson Matthey plc	65,658
700	Jsp Corp.	8,793
1,200	JSR Corp.	35,388
5,723	K+S AG, Registered Shares*	173,562
2,000	Kaneka Corp.	57,818
1,300	Kansai Paint Co., Ltd.	20,890
3,300	Kanto Denka Kogyo Co., Ltd.	28,990
4,999	Kemira OYJ	65,311
1,400	Kh Neochem Co., Ltd.	31,367
1,500	Koatsu Gas Kogyo Co., Ltd.	8,111
1,327	Koninklijke DSM NV	237,128
1,000	Konishi Co., Ltd.	12,765
11,800	Kuraray Co., Ltd.	101,700
600	Kureha Corp.	47,950
3,226	Lanxess AG	142,649
379	Lenzing AG*	38,370
1,300	Lintec Corp.	25,852
929	Methanex Corp.	50,686
700	Methanex Corp.	38,175
26,300	Mitsubishi Chemical Holdings Corp.	175,025
3,000	Mitsubishi Gas Chemical Co., Inc.	50,943
5,700	Mitsui Chemicals, Inc.	143,610
800	Nihon Kagaku Sangyo Co., Ltd.	7,717
2,300	Nihon Nohyaku Co., Ltd.	11,476
2,600	Nihon Parkerizing Co., Ltd.	19,784
600	Nippon Chemical Industrial Co., Ltd.	11,813
5,500	Nippon Kayaku Co., Ltd.	52,096
2,100	Nippon Paint Holdings Co., Ltd.	18,431
1,400	Nippon Pillar Packing Co., Ltd.	34,957
3,000	Nippon Sanso Holdings Corp.	57,014
700	Nippon Shokubai Co., Ltd.	30,478
800	Nippon Soda Co., Ltd.	22,046
1,500	Nissan Chemical Corp.	88,051
1,900	Nitto Denko Corp.	136,190
1,000	NOF Corp.	40,898
1,377	Novozymes A/S, Class B	94,261
8,438	Nufarm, Ltd.	39,613
1,935	Nutrien, Ltd.	200,033
3,137	Nutrien, Ltd.	326,217
1,928	OCI NV*	67,872
500	Okamoto Industries, Inc.	15,967
600	Okura Industrial Co., Ltd.	8,922
4,527	Orica, Ltd.	53,597
900	Osaka Organic Chemical Industry, Ltd.	22,364
2,613	Recticel SA	62,138
2,800	Riken Technos Corp.	10,446
500	Sakai Chemical Industry Co., Ltd.	7,919
2,400	Sakata Inx Corp.	18,975
700	Sanyo Chemical Industries, Ltd.	28,774
900	Sekisui Plastics Co., Ltd.	3,210
1,100	Shikoku Chemicals Corp.	12,022
2,000	Shin-Etsu Chemical Co., Ltd.	304,821
1,800	Shin-Etsu Polymer Co., Ltd.	16,597
5,600	Showa Denko K.K.	110,662
974	Sika AG	320,943
1,754	SOL SpA	31,900
1,994	Solvay SA	196,291
400	Stella Chemifa Corp.	8,475

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
900	Sumitomo Bakelite Co., Ltd.	$36,500
26,700	Sumitomo Chemical Co., Ltd.	122,415
300	Sumitomo Seika Chemicals Co. Ltd.	7,597
1,340	Symrise AG	160,849
13,110	Synthomer plc	52,454
700	T Hasegawa Co., Ltd.	14,862
1,200	T&K Toka Co., Ltd.	8,714
600	Taiyo Holdings Co., Ltd.	15,868
600	Takasago International Corp.	13,474
600	Tayca Corp.	6,330
7,900	Teijin, Ltd.	88,028
500	Tenma Corp.	9,889
625	Tessenderlo Group SA*	22,603
4,900	Toagosei Co., Ltd.	43,140
6,900	Tokai Carbon Co., Ltd.	64,599
2,900	Tokuyama Corp.	40,673
600	Tokyo Ohka Kogyo Co., Ltd.	35,855
21,000	Toray Industries, Inc.	109,471
5,100	Tosoh Corp.	75,433
1,200	Toyo Ink SC Holdings Co., Ltd.	18,659
3,400	Toyobo Co., Ltd.	30,325
4,800	Ube Industries, Ltd.	78,255
3,116	Umicore SA	134,584
1,051	Victrex plc	25,126
329	Wacker Chemie AG	56,470
1,428	Yara International ASA	71,243
2,900	Zeon Corp.	32,274

		9,391,690

Commercial Services & Supplies (1.2%):
800	AEON Delight Co., Ltd.	19,885
23,247	Babcock International Group plc*	98,687
581	Befesa SA(a)	45,837
13,069	Biffa plc(a)	54,601
896	Bilfinger SE	34,170
1,670	Black Diamond Group, Ltd.	6,560
14,490	Brambles, Ltd.	106,822
3,076	Bravida Holding AB(a)	35,366
200	Calian Group, Ltd.	11,058
2,850	Caverion Corp.	16,332
300	Central Security Patrols Co., Ltd.	6,138
338	Cewe Stiftung & Co. KGAA	34,121
46,000	Cleanaway Waste Management, Ltd.	105,362
10,948	Collection House, Ltd.*	990
1,829	Coor Service Management Holding AB(a)	14,654
2,400	CTS Co., Ltd.	16,472
3,200	Dai Nippon Printing Co., Ltd.	75,171
6,041	De La Rue plc*	8,581
3,731	Derichebourg SA	38,852
2,180	Dexterra Group, Inc.	13,708
25,208	Downer EDI, Ltd.	100,715
1,100	Duskin Co., Ltd.	24,200
7,633	Elis SA*	112,265
435	GL Events*	8,001
12,057	HomeServe plc	132,830
900	Inaba Seisakusho Co., Ltd.	9,739
2,297	Intrum AB	61,923
5,989	ISS A/S*	106,008
1,800	Itoki Corp.	5,113
1,900	Japan Elevator Service Holdings Co., Ltd.	24,651
3,300	Kokuyo Co., Ltd.	43,525
400	Kyodo Printing Co., Ltd.	9,059
2,302	Lassila & Tikanoja OYJ	27,481
3,325	Loomis AB	90,955
700	Matsuda Sangyo Co., Ltd.	14,143

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
5,449	Mears Group plc	$14,715
51,653	Mitie Group plc	37,036
1,400	NAC Co., Ltd.	10,926
15,900	Nippon Parking Development Co., Ltd.	20,041
1,600	Okamura Corp.	15,816
1,100	Oyo Corp.	20,717
2,700	Park24 Co., Ltd.*	44,191
2,696	PayPoint plc	20,563
1,100	Pilot Corp.	47,277
2,400	Prestige International, Inc.	14,110
13,654	Prosegur Cia de Seguridad SA	29,672
1,158	Renewi plc*	10,025
23,855	Rentokil Initial plc	164,273
2,500	Ritchie Bros Auctioneers, Inc.	147,680
3,299	RPS Group plc	4,515
900	Sato Holdings Corp.	12,590
700	SECOM Co., Ltd.	50,728
7,978	Securitas AB, Class B	89,930
3,267	Smartgroup Corp., Ltd.	20,766
787	Societe BIC SA	39,741
1,000	Sohgo Security Services Co., Ltd.	32,661
4,477	Spie SA	105,790
700	Studio Alice Co., Ltd.	12,504
696	Tomra Systems ASA	35,490
3,280	TOPPAN, INC.	57,955
1,612	TRE Holdings Corp.	26,137
200	Waste Connections, Inc.	27,973
580	Waste Connections, Inc.	81,026

		2,708,823

Communications Equipment (0.3%):
2,792	Adva Optical Networking SE*	41,920
700	Aiphone Co., Ltd.	11,755
700	DKK Co., Ltd.	12,915
440	HMS Networks AB	20,620
500	Icom, Inc.	10,121
13,669	Nokia Oyj, ADR*	74,633
36,947	Nokia OYJ*	203,361
10,200	Quarterhill, Inc.	19,829
418	RTX A/S*	10,775
600	Sierra Wireless, Inc.*	10,833
10,363	Spirent Communications plc	32,309
684	Telefonaktiebolaget LM Ericsson, Class A	6,570
28,485	Telefonaktiebolaget LM Ericsson, Class B	260,762
5,700	VTech Holdings, Ltd.	41,385

		757,788

Construction & Engineering (2.0%):
863	Ackermans & Van Haaren NV	161,023
4,970	ACS Actividades de Construccion y Servicios SA	133,578
3,353	Aecon Group, Inc.	45,520
1,894	AF Gruppen ASA	43,026
2,520	Arcadis NV	113,231
300	Asanuma Corp.	12,259
1,130	Ashtrom Group, Ltd.	33,342
1,410	Badger Infrastructure Solutions, Ltd.	35,487
20,372	Balfour Beatty plc	68,565
519	Bauer AG*	5,288
1,400	Bird Construction, Inc.	10,226
1,831	Boskalis Westminster	65,502
16,800	Boustead Singapore, Ltd.	12,127
7,647	Bouygues SA	266,544
209	Burkhalter Holding AG	16,320
1,475	Cardno, Ltd.	1,852

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
4,600	Chiyoda Corp.*	$17,671
1,700	Chudenko Corp.	28,760
494	CIE d’Entreprises CFE SA	69,320
1,103	Cimic Group, Ltd.	18,093
1,721	ComSys Holdings Corp.	37,493
6,098	Costain Group plc*	3,159
500	Dai-Dan Co., Ltd.	8,580
900	Daiho Corp.	33,280
3,389	Eiffage SA	347,316
2,783	Elecnor SA	33,411
44	Electra, Ltd./Israel	32,736
7,737	Eltel AB*(a)	10,270
37,002	Empresas ICA SAB de C.V.*	156
3,036	Ferrovial SA	80,364
1,664	FLSmidth & Co. A/S	43,394
2,002	Fomento de Construcciones y Contratas SA	23,976
440	Fudo Tetra Corp.	5,473
4,141	Fugro NV*	49,760
200	Fukuda Corp.	7,380
4,363	Galliford Try Holdings plc	10,153
6,000	Hazama Ando Corp.	44,432
1,803	Heijmans NV	29,517
600	Hibiya Engineering, Ltd.	9,005
1,093	Implenia AG*	26,676
6,236	INFRONEER Holdings, Inc.	53,285
1,774	Instalco AB*	13,274
5,100	JGC Holdings Corp.	61,056
10,188	Johns Lyng Group, Ltd.	65,691
5,400	Kajima Corp.	65,775
3,000	Kandenko Co., Ltd.	20,472
3,807	Keller Group plc	41,490
2,500	Kinden Corp.	32,250
15,900	Koninklijke BAM Groep NV*	47,830
1,600	Kumagai Gumi Co., Ltd.	35,429
2,500	Kyowa Exeo Corp.	46,154
1,700	Kyudenko Corp.	39,797
9,546	Maire Tecnimont SpA	32,939
1,700	Meisei Industrial Co., Ltd.	9,585
3,300	Mirait Holdings Corp.	52,573
1,922	Morgan Sindall Group plc	60,568
1,375	NCC AB, Class B	19,495
1,000	Nichireki Co., Ltd.	10,081
1,600	Nippon Densetsu Kogyo Co., Ltd.	20,672
700	Nippon Koei Co., Ltd.	17,145
100	Nippon Road Co., Ltd. (The)	6,805
1,900	Nishimatsu Construction Co., Ltd.	56,995
20,879	NRW Holdings, Ltd.	33,416
9,100	Obayashi Corp.	66,924
6,495	Obrascon Huarte Lain SA*	6,632
1,100	Okumura Corp.	26,746
8,600	Oriental Shiraishi Corp.	16,661
5,969	Peab AB	59,838
8,700	Penta-Ocean Construction Co., Ltd.	43,527
726	Per Aarsleff Holding A/S	28,017
2,400	Raiznext Corp.	21,055
23,498	Sacyr SA	56,708
1,900	Sanki Engineering Co., Ltd.	21,769
1,700	Seikitokyu Kogyo Co., Ltd.	10,377
40,165	Service Stream, Ltd.*	31,280
3,211	Shapir Engineering And Indus	31,737
4,339	Shikun & Binui, Ltd.*	25,956
6,700	Shimizu Corp.	40,274
1,500	Shinnihon Corp.	8,940
4,094	Skanska AB, Class B	91,633
3,001	SNC-Lavalin Group, Inc.	72,264

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
881	Strabag Se	$35,276
6,980	Sumitomo Mitsui Construction	23,814
3,299	Sweco AB	47,836
700	Taihei Dengyo Kaisha, Ltd.	15,142
800	Taikisha, Ltd.	19,909
2,400	Taisei Corp.	69,391
1,400	Takamatsu Construction Group C	23,617
400	Tekken Corp.	6,027
900	TOA Corp.	18,357
400	TOA Road Corp.	15,778
1,630	Tobishima Corp.	13,757
6,900	Toda Corp.	41,862
400	Toenec Corp.	10,745
1,000	Tokyo Energy & Systems, Inc.	7,949
5,100	Tokyu Construction Co., Ltd.	28,049
1,100	Totetsu Kogyo Co., Ltd.	20,422
4,300	Toyo Construction Co., Ltd.	27,227
2,100	Toyo Engineering Corp.*	10,905
3,109	Veidekke ASA	43,136
5,520	Vinci SA	564,274
555	WSP Global, Inc.	73,664
1,700	Yahagi Construction Co., Ltd.	11,158
3,849	YIT OYJ	14,522
1,200	Yokogawa Bridge Holdings Corp.	19,070
1,200	Yurtec Corp.	6,780

		4,666,047

Construction Materials (0.7%):
13,883	Adbri, Ltd.	31,127
1,800	Asia Pile Holdings Corp.	6,295
2,976	Brickworks, Ltd.	53,974
2,431	Buzzi Unicem SpA	45,044
9,372	CRH plc, ADR	375,442
22,791	CSR, Ltd.	104,114
1,160	H+H International A/S, Class B*	31,780
2,326	HeidelbergCement AG	133,009
6,293	Holcim, Ltd.	307,284
13,005	Ibstock plc(a)	29,767
1,243	Imerys SA	53,258
3,617	James Hardie Industries SE	108,820
400	Krosaki Harima Corp.	13,497
600	Maeda Kosen Co., Ltd.	15,724
5,422	Marshalls plc	48,189
2,500	Nippon Concrete Industries Co., Ltd.	5,952
405	Rhi Magnesita NV	12,899
500	Shinagawa Refractories Co., Ltd.	15,522
123	STO SE & Co KGaA	28,089
1,500	Sumitomo Osaka Cement Co., Ltd.	41,233
3,800	Taiheiyo Cement Corp.	62,693
1,300	TYK Corp.	3,121
998	Vicat	33,717
1,393	Wienerberger AG	41,875

		1,602,425

Consumer Finance (0.2%):
10,300	ACOM Co., Ltd.	26,855
3,700	AEON Financial Service Co., Ltd.	36,687
7,800	Aiful Corp.	22,840
8,198	Axactor SE*	6,194
974	Cembra Money Bank AG	71,454
1,607	Credit Corp. Group, Ltd.	35,861
6,600	Credit Saison Co., Ltd.	69,929
18,226	Eclipx Group, Ltd.*	34,319
873	Gruppo MutuiOnline SpA	31,193
2,616	H&T Group plc	11,877
5,740	Hoist Finance AB*(a)	17,521
17,800	Hong Leong Finance, Ltd.	33,880
14,415	International Personal Finance	19,424

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
2,917	Isracard, Ltd.	$14,350
4,300	J Trust Co., Ltd.	12,337
1,300	Jaccs Co., Ltd.	32,674
8,490	Money3 Corp., Ltd.	19,368
15,200	Orient Corp.	15,411
213,600	Oshidori International Holdings, Ltd.*	13,594
4,742	Provident Financial plc*	19,056
4,452	Resurs Holding AB(a)	13,064
38,000	Sun Hung Kai & Co., Ltd.	19,315

		577,203

Containers & Packaging (0.7%):
3,618	BillerudKorsnas AB	53,518
4,231	Cascades, Inc.	43,393
1,780	CCL Industries, Inc.	80,314
28,702	DS Smith plc	120,376
1,600	FP Corp.	38,032
1,900	Fuji Seal International, Inc.	26,109
1,000	Hokkan Holdings, Ltd.	10,676
3,405	Huhtamaki OYJ	118,218
3,327	Intertape Polymer Group, Inc.	105,612
276	Mayr Melnhof Karton AG	49,127
28,458	Orora, Ltd.	76,186
6,607	Pact Group Holdings, Ltd.	11,450
8,600	Rengo Co., Ltd.	54,992
7,369	SIG Combibloc Group AG	186,127
8,090	Smurfit Kappa Group plc	358,521
500	Taisei Lamick Co., Ltd.	10,969
600	Tomoku Co., Ltd.	7,809
4,000	Toyo Seikan Group Holdings, Ltd.	45,850
3,570	Transcontinental, Inc.	49,894
2,064	Verallia SA*(a)	48,918
750	Vetropack Holding AG	35,019
753	Vidrala SA	52,910
300	Winpak, Ltd.	9,216

		1,593,236

Distributors (0.2%):
600	Arata Corp.	17,850
11,493	Bapcor, Ltd.	54,540
564	D’ieteren Group	94,417
1,000	Doshisha Co., Ltd.	12,235
4,313	Headlam Group plc	21,496
16,112	Inchcape plc	140,622
3,365	John Menzies plc*	26,200
400	Paltac Corp.	14,836
85	Tadiran Group, Ltd.	13,815
3,025	Uni-Select, Inc.*	73,810

		469,821

Diversified Consumer Services (0.1%):
3,986	Academedia AB(a)	21,922
2,000	Benesse Holdings, Inc.	36,721
3,227	Dignity plc*	21,403
8,000	EC Healthcare	8,471
44,648	G8 Education, Ltd.	38,160
1,700	IBJ, Inc.	11,090
2,039	IDP Education, Ltd.	47,541
1,407	InvoCare, Ltd.	12,519
400	Park Lawn Corp.	11,066
25,000	Perfect Medical Health Management, Ltd.	15,404
900	QB Net Holdings Co., Ltd.*	11,032
2,600	Riso Kyoiku Co., Ltd.	8,077

		243,406

Diversified Financial Services (0.8%):
1,439	ABC arbitrage	11,819
84,183	AMP, Ltd.*	60,149

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
3,396	Banca Farmafactoring SpA(a)	$25,201
5,878	Banca Mediolanum SpA	50,056
4,759	Burford Capital, Ltd.	43,300
16,703	Challenger, Ltd.	83,157
5,800	Ecn Capital Corp.	30,949
800	eGuarantee, Inc.	13,353
16,244	Element Fleet Management Corp.	157,242
682	Eurazeo SE	57,309
900	Fuyo General Lease Co., Ltd.	51,227
20,600	G-Resources Group, Ltd.*	6,908
88	Hypoport SE*	33,418
156	Industrivarden AB, Class A	4,436
140	Jackson Financial, Inc., Class A	6,192
800	Japan Investment Adviser Co., Ltd.	8,018
4,600	Japan Securities Finance Co., Ltd.	34,600
40,597	M&G plc	117,569
24,220	Mitsubishi HC Capital, Inc.	112,747
1,000	Mizuho Leasing Co., Ltd.	24,336
900	NEC Capital Solutions, Ltd.	15,278
16,085	Ofx Group, Ltd.*	29,102
7,289	Omni Bridgeway, Ltd.*	20,464
2,247	Onex Corp.	150,603
14,700	ORIX Corp.	293,445
4,583	Plus500, Ltd.	84,870
1,100	Ricoh Leasing Co., Ltd.	29,865
45,834	Standard Life Aberdeen plc	128,259
1,500	Tokyo Century Corp.	55,050
1,700	Zenkoku Hosho Co., Ltd.	65,382

		1,804,304

Diversified Telecommunication Services (2.3%):
14,353	Airtel Africa plc(a)	26,098
900	ARTERIA Networks Corp.	9,645
974	BCE, Inc.	54,018
44	BCE, Inc.	2,439
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	62,278
225,061	BT Group plc	536,312
686	Cellnex Telecom SAU(a)	32,877
20,039	Chorus, Ltd.	102,683
90,000	CITIC Telecom International Holdings, Ltd.	33,063
46,971	Deutsche Telekom AG, Registered Shares	877,162
3,188	Elisa OYJ	192,113
2,209	Gamma Communications plc	39,253
27,500	HKBN, Ltd.	31,533
98,295	HKT Trust & HKT, Ltd.	134,905
3,856	Infrastrutture Wireless Italiane SpA(a)	43,237
1,400	Internet Initiative Japan, Inc.	46,599
69,090	Koninklijke KPN NV	239,917
3,548	Liberty Global plc, Class C*	91,929
41,300	NetLink NBN Trust	29,703
5,000	Nippon Telegraph & Telephone Corp.	145,308
35,613	Orange SA	421,056
174,202	PCCW, Ltd.	98,109
5,067	Proximus SADP	94,294
14,900	Singapore Telecommunications, Ltd.	28,945
16,483	Spark New Zealand, Ltd.	52,204
13,084	Speedcast International, Ltd.*	—
12,209	Superloop, Ltd.*	8,541
761	Swisscom AG, Registered Shares	456,970
334,376	Telecom Italia SpA	122,762
210,041	Telecom Italia SpA	71,233
45,006	Telefonica Deutschland Holding AG	122,911
119,624	Telefonica SA	580,563

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
4,768	Telekom Austria AG	$36,809
4,475	Telenor ASA	64,347
40,221	Telia Co AB	161,147
42,894	Telstra Corp., Ltd.	126,465
4,669	TPG Telecom, Ltd.	20,991
7,091	Tuas, Ltd.*	9,529
3,566	United Internet AG, Registered Shares	122,628
3,751	Uniti Group, Ltd.*	13,072

		5,343,648

Electric Utilities (1.4%):
829	Acciona SA	158,116
334	BKW AG	41,815
5,400	Chubu Electric Power Co., Inc.	55,957
2,800	Chugoku Electric Power Co., Inc. (The)	19,483
7,000	CK Infrastructure Holdings, Ltd.	46,842
8,564	CLP Holdings, Ltd.	83,458
3,804	Contact Energy, Ltd.	21,421
21,672	EDP - Energias de Portugal SA	106,729
4,908	Electricite de France	46,234
633	Elia Group SA/NV	96,603
2,200	Emera, Inc.	109,067
4,746	Endesa SA	103,557
47,239	Enel SpA	315,421
240	Energiedienst Holding AG, Registered Shares	11,935
1,538	EVN AG	39,445
1,708	Fortis, Inc.	84,546
908	Fortis, Inc.	44,913
2,642	Fortum OYJ	47,954
14,936	Genesis Energy, Ltd.	29,724
30,000	HK Electric Investments, Ltd.	29,287
7,700	Hokkaido Electric Power Co., Inc.	30,598
3,500	Hokuriku Electric Power Co.	15,261
1,200	Hydro One, Ltd.(a)	32,333
52,058	Iberdrola SA	566,539
6,227	Infratil, Ltd.	35,498
3,500	Kansai Electric Power Co., Inc. (The)	33,027
7,200	Kyushu Electric Power Co., Inc.	48,299
1,800	Okinawa Electric Power Co., Inc. (The)	20,378
24,174	Origin Energy, Ltd.	111,833
730	Orsted A/S*(a)	91,939
11,500	Power Assets Holdings, Ltd.	74,911
7,033	Red Electrica Corp SA	144,421
11	Romande Energie Holding SA, Registered Shares	14,584
13,683	Scottish & Southern Energy plc	313,246
3,300	Shikoku Electric Power Co., Inc.	21,351
10,948	Terna SpA	94,147
3,900	Tohoku Electric Power Co., Inc.	22,822
13,500	Tokyo Electric Power Co. Holdings, Inc.*	44,640
284	Verbund AG, Class A	29,899

		3,238,233

Electrical Equipment (1.2%):
16,700	ABB, Ltd.	540,392
600	Chiyoda Integre Co., Ltd.	10,354
1,300	Denyo Co., Ltd.	17,398
1,500	Fuji Electric Co., Ltd.	74,824
12,400	Fujikura, Ltd.*	62,902
3,100	Furukawa Electric Co., Ltd. (The)	54,963
1,200	Futaba Corp.	6,451
485	GARO AB*	7,923

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
38	Gavazzi Carlo Holding AG	$11,458
3,000	GS Yuasa Corp.	57,128
373	Hexatronic Group AB	14,854
400	Hirakawa Hewtech Corp.	3,799
553	Huber & Suhner AG	51,679
1,600	Idec Corp./Japan	33,447
3,321	Legrand SA	315,674
800	Mabuchi Motor Co., Ltd.	24,943
346	Mersen	12,756
9,100	Mitsubishi Electric Corp.	104,756
1,227	Nexans SA	114,653
1,300	Nidec Corp.	103,010
500	Nippon Carbon Co., Ltd.	17,123
1,500	Nitto Kogyo Corp.	19,313
1,094	NKT A/S*	49,367
3,878	Nordex Se*	67,860
17	Phoenix Mecano AG	7,187
2,550	PNE AG	29,566
2,643	Prysmian SpA	90,017
400	Sanyo Denki Co., Ltd.	16,033
942	Schneider Electric SA	157,251
200	SEC Carbon, Ltd.	9,580
2,150	SGL Carbon SE*	13,438
4,069	Siemens Energy AG	92,958
701	Siemens Gamesa Renewable Energy*	12,304
3,816	Signify NV(a)	177,909
1,000	Sinfonia Technology Co., Ltd.	10,865
224	Somfy SA	36,046
1,500	SwCC Showa Holdings Co., Ltd.	22,910
900	Takaoka Toko Co., Ltd.	10,848
1,055	Tera Light, Ltd.*	2,363
1,490	TKH Group NV	83,105
600	Toyo Tanso Co., Ltd.	15,410
3,300	Ushio, Inc.	48,902
140	Varta AG	13,848
5,585	Vestas Wind Systems A/S*	164,927
527	XP Power, Ltd.	23,928

		2,816,422

Electronic Equipment, Instruments & Components (1.4%):
600	Ai Holdings Corp.	8,368
7,060	Alps Alpine Co., Ltd.	69,496
288	ALSO Holding AG, Registered Shares	69,869
1,800	Amano Corp.	32,231
3,300	Anritsu Corp.	41,869
1,200	Arisawa Manufacturing Co., Ltd.	9,382
1,280	Austria Technologie & Systemte	70,804
225	Basler AG	24,828
900	Canon Electronics, Inc.	11,795
1,300	Canon Marketing Japan, Inc.	26,742
5,004	Celestica, Inc.*	59,528
157	Cicor Technologies, Ltd.	8,394
9,300	Citizen Watch Co., Ltd.	39,630
3,400	CMK Corp.	16,999
3,981	Codan, Ltd./Australia	21,596
1,300	Conexio Corp.	14,924
4,100	Daiwabo Holdings Co., Ltd.	55,026
2,500	Dexerials Corp.	67,874
972	Dicker Data, Ltd.	10,531
1,100	Elematec Corp.	9,370
700	Evertz Technologies, Ltd.	8,534
7,452	Fingerprint Cards AB*	11,682
2,100	Furuno Electric Co., Ltd.	17,371
400	Hagiwara Electric Co., Ltd.	6,612

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
500	Hakuto Co., Ltd.	$ 9,981
511	Halma plc	16,677
400	Hamamatsu Photonics KK	21,292
2,429	Hexagon AB, Class B*	34,094
200	Hirose Electric Co., Ltd.	29,066
1,200	Hochiki Corp.	12,108
800	Horiba, Ltd.	43,732
2,600	Hosiden Corp.	24,554
400	Ibiden Co., Ltd.	19,624
47	Inficon Holding AG	53,837
400	I-PEX, Inc.	4,779
300	Iriso Electronics Co., Ltd.	8,163
2,300	Japan Aviation Electronics Industry, Ltd.	37,286
1,100	Japan Cash Machine Co., Ltd.	6,042
21,200	Japan Display, Inc.*	8,314
1,679	Jenoptik AG	50,840
1,000	Kaga Electronics Co., Ltd.	26,497
300	Keyence Corp.	139,501
1,200	Koa Corp.	14,015
1,800	Kyocera Corp.	101,192
3,500	Kyosan Electric Manufacturing Co., Ltd.	12,492
5,505	Lagercrantz Group AB	62,286
527	Landis+Gyr Group AG	33,339
18	Lem Holding SA, Registered Shares	43,515
1,700	Macnica Fuji Electronics Holdings	36,483
200	Maruwa Co., Ltd./Aichi	26,637
900	Meiko Electronics Co., Ltd.	29,593
978	Micronic Mydata AB	18,201
2,156	Midwich Group plc	17,790
4,600	Murata Manufacturing Co., Ltd.	304,136
267	Nederland Apparatenfabriek	18,861
2,800	Nichicon Corp.	26,762
600	Nippon Chemi-Con Corp.*	9,251
2,100	Nippon Electric Glass Co., Ltd.	46,528
3,400	Nippon Signal Co., Ltd.	24,500
1,800	Nissha Co., Ltd.	21,277
600	Nohmi Bosai, Ltd.	9,573
3,600	OKI Electric Industry Co., Ltd.	24,853
400	Omron Corp.	26,673
3,000	Osaki Electric Co., Ltd.	11,476
1,627	Oxford Instruments plc	44,903
3,149	Pricer AB	6,504
324	Renishaw plc	16,359
1,100	Restar Holdings Corp.	17,757
1,400	Ryoden Corp.	19,508
1,100	Ryosan Co., Ltd.	19,708
102	Sensirion Holding AG*(a)	12,574
63	Sesa SpA	10,304
400	Shibaura Electronics Co., Ltd.	24,814
1,600	Shimadzu Corp.	55,105
1,200	Shinko Shoji Co., Ltd.	8,948
2,000	Siix Corp.	17,318
3,154	Smart Metering Systems plc	32,606
1,318	Spectris plc	44,754
6,120	Strix Group plc	16,212
2,000	Sumida Corp.	15,243
700	Tachibana Eletech Co., Ltd.	9,444
1,700	Taiyo Yuden Co., Ltd.	76,285
2,500	Tamura Corp.	12,557
6,400	TDK Corp.	231,116
1,300	Topcon Corp.	16,517
1,300	Toyo Corp.	11,311
7,103	TT Electronics plc	19,079

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
100	V Technology Co., Ltd.	$ 2,687
312	Vaisala OYJ, Class A	14,875
6,100	Venture Corp., Ltd.	78,711
44,000	Vstecs Holdings, Ltd.	41,290
2,200	Yokogawa Electric Corp.	37,538
1,100	Yokowo Co., Ltd.	23,233

		3,116,535

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	6,782
5,393	Aker Solutions ASA*	18,541
2,991	BW Offshore, Ltd.	9,862
5,874	Ces Energy Solutions Corp.	11,278
29,491	CGG SA*	33,611
4,726	Computer Modelling Group, Ltd.	20,265
6,058	Enerflex, Ltd.	38,820
8,606	Ensign Energy Services, Inc.*	23,753
106,730	Ezion Holdings, Ltd.*	638
6,704	Hunting plc	26,347
18,612	John Wood Group plc*	39,295
8,257	Lamprell plc*	3,136
1,000	Modec, Inc.	10,463
2,400	North American Construction Group, Ltd.	34,752
7,269	Odfjell Drilling, Ltd.*	19,894
1,450	Pason Systems, Inc.	17,760
7,745	Petrofac, Ltd.*	10,532
18,993	Petroleum Geo-Services ASA*	6,300
818	Precision Drilling Corp.*	60,663
15,278	Saipem SpA*	19,305
5,417	SBM Offshore NV	86,074
174	Schoeller-Blackman Oilfield Equipment AG*	9,375
8,377	Secure Energy Services, Inc.	35,787
3,900	ShawCor, Ltd.*	15,725
5,516	Subsea 7 SA	51,310
3,219	Technip Energies NV*	39,206
1,677	Tecnicas Reunidas SA*	14,300
1,938	Tenaris SA	29,204
2,634	Tenaris SA, ADR	79,204
2,965	TGS ASA	44,071
421	The Drilling Co of 1972 A/S*	23,032
900	Total Energy Services, Inc.*	5,616
400	Toyo Kanetsu KK	8,023
13,311	Trican Well Service, Inc.*	39,614
1,489	Vallourec SA*	19,006
7,807	Worley, Ltd.	74,918

		986,462

Entertainment (0.5%):
800	Akatsuki, Inc.	18,900
900	Avex, Inc.	9,797
11,278	Bollore, Inc.	58,901
2,427	Borussia Dortmund GMBH & Co. KGaA*	10,886
2,800	Capcom Co., Ltd.	67,723
21,158	Cineworld Group plc*^	8,984
268	CTS Eventim AG & Co. KGaA*	18,387
1,900	DeNA Co., Ltd.	28,887
2,590	Event Hospitality And Entertainment, Ltd.*	27,724
1,590	Gungho Online Enetertainment, Inc.	33,816
38,000	IGG, Inc.	18,030
82	Kinepolis Group NV*	4,946
1,300	KLab, Inc.*	4,682
1,100	Konami Holdings Corp.	69,540
1,100	Nexon Co., Ltd.	26,326

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
700	Nintendo Co., Ltd.	$ 353,252
700	Square Enix Holdings Co., Ltd.	30,992
510	Technicolor SA*	1,913
100	Toei Animation Co., Ltd.	8,217
200	Toei Co., Ltd.	27,765
2,585	UbiSoft Entertainment SA*	113,785
2,949	Universal Music Group NV	78,278
700	UUUM, Inc.*	6,791
2,949	Vivendi Universal SA	38,483
5,570	WildBrain, Ltd.*	14,838

		1,081,843

Food & Staples Retailing (2.2%):
5,600	AEON Co., Ltd.	119,489
500	Ain Holdings, Inc.	26,023
3,200	Alcanna, Inc.*	23,450
8,272	Alimentation Couche-Tard, Inc.	372,703
702	Amsterdam Commodities NV*	18,945
1,200	Arcs Co., Ltd.	20,821
1,537	Axfood AB	50,017
800	Axial Retailing, Inc.	20,937
600	Belc Co., Ltd.	26,674
16,561	Carrefour SA	359,220
1,395	Casino Guichard-Perrachon SA*	25,746
1,100	Cawachi, Ltd.	20,268
12,281	Coles Group, Ltd.	163,646
1,589	Colruyt SA	65,881
200	Cosmos Pharmaceutical Corp.	24,297
1,300	Create SD Holdings Co., Ltd.	34,123
500	Daikokutenbussan Co., Ltd.	21,226
4,900	Dairy Farm International Holdings, Ltd.	13,746
2,391	Empire Co., Ltd., Class A	84,813
9,117	Endeavour Group, Ltd.	49,589
500	Fuji Co., Ltd./Ehime	9,499
1,600	Heiwado Co., Ltd.	24,843
1,765	HelloFresh SE*	79,744
200	Itochu-Shokuhin Co., Ltd.	7,974
27,844	J Sainsbury plc	92,182
968	Jeronimo Martins SGPS SA	23,187
600	JM Holdings Co., Ltd.	8,583
600	Kato Sangyo Co., Ltd.	15,555
2,295	Kesko OYJ, Class A	59,253
6,632	Kesko OYJ, Class B	183,025
1,700	Kobe Bussan Co., Ltd.	52,230
23,016	Koninklijke Ahold Delhaize NV	739,775
400	Kusuri NO Aoki Holdings Co., Ltd.	22,257
900	LAWSON, Inc.	34,403
800	Life Corp.	20,611
2,011	Loblaw Cos., Ltd.	180,475
215	M Yochananof & Sons, Ltd.	14,127
780	Matsumotokiyoshi Holdings Co., Ltd.	27,727
25,319	Metcash, Ltd.	85,499
5,881	METRO AG*	52,353
3,317	Metro, Inc.	190,953
600	Ministop Co., Ltd.	7,131
900	Mitsubishi Shokuhin Co., Ltd.	22,215
1,200	Nihon Chouzai Co., Ltd.	13,045
1,801	North West Co., Inc.	55,183
821	Ocado Group plc*	12,547
10,925	Olam Group, Ltd.	14,110
1,200	Qol Holdings Co., Ltd.	11,413
1,094	Rallye SA*	4,287
337	Rami Levy Chain Stores Hashikm	26,889
1,000	Retail Partners Co., Ltd.	11,762
600	San-A Co., Ltd.	20,307
6,400	Seven & I Holdings Co., Ltd.	304,563

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
28,900	Sheng Siong Group, Ltd.	$ 32,392
4,880	Shufersal, Ltd.	44,227
1,454	Sligro Food Group NV*	35,199
38,447	Sonae SGPS SA	44,132
500	Sugi Holdings Co., Ltd.	24,747
1,800	Sundrug Co., Ltd.	43,917
54,159	Tesco plc	195,767
800	Tsuruha Holdings, Inc.	50,816
2,100	United Supermarkets Holdings	18,165
2,200	Valor Holdings Co., Ltd.	38,013
1,400	Watahan & Co., Ltd.	15,333
1,400	Welcia Holdings Co., Ltd.	34,452
1,093	Weston (George), Ltd.	134,614
8,674	Woolworths Group, Ltd.	240,857
800	YAKUODO Holdings Co., Ltd.	14,818
700	Yamatane Corp.	9,702
700	Yaoko Co., Ltd.	38,130
2,800	Yokorei Co., Ltd.	19,690

		5,004,292

Food Products (3.0%):
5,898	A2 Milk Co., Ltd.*	22,976
509	AAK AB	9,441
364	Agrana Beteiligungs AG	6,588
4,500	Ajinomoto Co., Inc.	127,808
44,180	Aryzta AG*	45,197
2,244	Associated British Foods plc	48,725
772	Atria OYJ	8,892
2,327	Austevoll Seafood ASA	36,062
363	Bakkafrost P/F	24,398
79	Barry Callebaut AG, Registered Shares	185,020
8,561	Bega Cheese, Ltd.	30,554
125	Bell AG	36,731
854	Bonduelle S.C.A.	15,561
2,000	Calbee, Inc.	38,560
1	Chocoladefabriken Lindt & Spruengli AG	120,814
800	Chubu Shiryo Co., Ltd.	6,461
12,278	Cloetta AB	33,514
15,071	Costa Group Holdings, Ltd.	35,712
1,411	Cranswick plc	65,115
3,611	Danone SA	198,895
1,700	Delfi, Ltd.	958
10,007	Devro plc	27,376
500	DyDo Group Holdings, Inc.	19,314
2,372	Ebro Foods SA	41,775
4,736	Elders, Ltd.	46,875
80	Emmi AG	87,266
400	Ezaki Glico Co., Ltd.	12,213
108,669	First Pacific Co., Ltd.	43,866
27,100	First Resources, Ltd.	40,868
1,616	Forfarmers NV	6,066
9,500	Fraser & Neave, Ltd.	9,517
1,000	Fuji Oil Holdings, Inc.	16,245
3,286	Glanbia plc	37,947
260,400	Golden Agri-Resources, Ltd.	58,228
11,957	GrainCorp, Ltd.	75,578
17,127	Greencore Group plc*	28,835
1,100	High Liner Foods, Inc.	12,003
1,923	Hilton Food Group plc	31,270
1,600	Hokuto Corp.	24,988
700	House Foods Group, Inc.	16,597
15,498	Inghams Group, Ltd.	35,230
2,700	Itoham Yonekyu Holdings, Inc.	14,377
300	Iwatsuka Confectionery Co., Ltd.	9,622
900	JDE Peet’s NV	25,745

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
600	J-Oil Mills, Inc.	$ 7,895
800	Kagome Co., Ltd.	20,445
800	Kakiyasu Honten Co., Ltd.	15,936
400	Kameda Seika Co., Ltd.	13,056
700	Kenko Mayonnaise Co., Ltd.	7,951
506	Kerry Group plc, Class A	56,529
2,800	Kewpie Corp.	53,751
400	Kikkoman Corp.	26,497
163	KWS Saat SE	11,824
500	Kyokuyo Co., Ltd.	13,644
147	Lassonde Industries, Inc.	16,771
3,154	Leroy Seafood Group ASA	28,995
17	Lotus Bakeries	89,100
2,349	Maple Leaf Foods, Inc.	56,376
1,200	Marudai Food Co., Ltd.	14,556
2,100	Maruha Nichiro Corp.	41,168
1,700	Megmilk Snow Brand Co., Ltd.	27,617
41	Mehadrin, Ltd.*	2,291
1,500	Meiji Holdings Co., Ltd.	81,363
800	Mitsui Sugar Co., Ltd.	12,618
1,300	Morinaga & Co., Ltd.	40,579
1,100	Morinaga Milk Industry Co., Ltd.	47,064
2,770	Mowi ASA	74,709
20,254	Nestle SA, Registered Shares	2,629,818
389	Neto Malinda Trading, Ltd.*	18,965
2,400	NH Foods, Ltd.	81,649
2,600	Nichirei Corp.	50,474
1,200	Nippn Corp.	16,355
800	Nippon Beet Sugar Manufacturing Co., Ltd.	10,562
12,400	Nippon Suisan Kaisha, Ltd.	55,639
1,200	Nisshin Oillio Group, Ltd. (The)	28,053
2,700	Nisshin Seifun Group, Inc.	37,700
300	Nissin Foods Holdings Co., Ltd.	21,070
326	Orior AG	31,819
3,996	Orkla ASA, Class A	35,554
30,027	Premier Foods plc	44,844
505	Premium Brands Holdings Corp.	44,185
1,300	Prima Meat Packers, Ltd.	23,422
11,830	Ridley Corp., Ltd.	14,879
600	S Foods, Inc.	16,109
482	Salmar ASA	38,116
2,346	Sanford, Ltd.*	7,636
1,853	Saputo, Inc.	43,894
127	Savencia SA	8,523
3,496	Scales Corp., Ltd.	12,447
3,767	Scandi Standard AB	14,264
619	Schouw & Co.	53,502
2,906	Select Harvests, Ltd.	11,585
800	Showa Sangyo Co., Ltd.	17,184
306	Sipef SA	22,254
600	Starzen Co., Ltd.	9,822
1,353	Strauss Group, Ltd.	40,315
2,659	Suedzucker AG	34,413
2,839	Synlait Milk, Ltd.*	6,503
11,672	Tassal Group, Ltd.	31,331
14,193	Tate & Lyle plc	136,316
1,100	Toyo Suisan Kaisha, Ltd.	39,343
58	United International Enterprises	17,244
13,688	United Malt Grp, Ltd.	38,565
1,635	Viscofan SA	96,930
22,000	Vitasoy International Holdings, Ltd.^	41,689
400	Warabeya Nichiyo Holdings Co., Ltd.	5,837
253,915	WH Group, Ltd.(a)	159,744
23,800	Wilmar International, Ltd.	82,548
200	Yakult Honsha Co., Ltd.	10,677

Shares		Value
Common Stocks, continued
Food Products, continued
3,700	Yamazaki Baking Co., Ltd.	$ 45,499

		6,767,796

Gas Utilities (0.5%):
7,684	AltaGas, Ltd.	172,122
9,887	APA Group	78,384
1,714	Brookfield Infrastructure Corp., Class A	129,359
7,976	Enagas SA	177,212
39,850	Hong Kong & China Gas Co., Ltd.	48,205
10,984	Italgas SpA	70,515
800	K&O Energy Group, Inc.	11,012
5,000	Nippon Gas Co., Ltd.	60,821
2,900	Osaka Gas Co., Ltd.	49,795
1,181	Rubis SCA	34,707
1,300	Saibu Gas Co., Ltd.	21,223
1,300	Shizuoka Gas Co. Ltd.	9,076
15,996	Snam SpA	92,364
3,450	Superior Plus Corp.	31,685
1,100	Toho Gas Co., Ltd.	24,521
2,200	Tokyo Gas Co., Ltd.	40,307

		1,051,308

Health Care Equipment & Supplies (1.2%):
2,536	Alcon, Inc.	200,359
1,070	Ambu A/S, Class B	15,717
3,762	Ansell, Ltd.	72,227
2,637	Arjo AB, Class B	22,274
1,200	Asahi Intecc Co., Ltd.	23,484
724	BioMerieux	77,158
149	Carl Zeiss Meditec AG	24,157
246	Cellavision AB	8,179
434	Cochlear, Ltd.	72,285
597	Coloplast A/S, Class B	90,433
251	Coltene Holding AG	28,165
15,016	Convatec Group plc(a)	42,285
2,281	Demant A/S*	103,203
419	DiaSorin SpA	65,599
238	Draegerwerk AG & Co. KGaA	12,818
509	Draegerwerk AG & Co. KGaA	28,164
458	Eckert & Ziegler AG	29,467
2,223	Elekta AB, Class B^	17,451
2,090	Fisher & Paykel Healthcare Corp., Ltd.	35,106
300	Fukuda Denshi Co., Ltd.	19,172
1,212	Getinge AB, Class B	48,267
4,399	GN Store Nord A/S	214,713
405	Guerbet	11,795
800	Hogy Medical Co., Ltd.	21,166
2,300	HOYA Corp.	262,500
500	Jeol, Ltd.	27,690
710	Koninklijke Philips Electronics NV, NYS	21,676
5,281	Koninklijke Philips NV	161,539
700	Mani, Inc.	8,361
849	Medmix AG*(a)	29,539
1,600	Menicon Co., Ltd.	38,252
10	Metall Zug AG	22,958
1,200	Nakanishi, Inc.	22,133
1,100	Nihon Kohden Corp.	26,442
7,000	Nipro Corp.	58,585
7,100	Olympus Corp.	134,911
1,800	Paramount Bed Holdings Co., Ltd.	29,299
457	Revenio Group OYJ*	24,000
174	Sartorius AG	77,264
645	Siemens Healthineers AG(a)	39,990
974	Smith & Nephew plc, ADR	31,071
1,648	Smith & Nephew plc	26,264

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
520	Sonova Holding AG, Registered Shares	$216,928
360	Stratec Se	40,299
71	Straumann Holding AG, Registered Shares, Class R	113,629
1,200	Sysmex Corp.	87,152
1,400	Terumo Corp.	42,407
180	Ypsomed Holding AG	31,567

		2,858,100

Health Care Providers & Services (0.8%):
3,400	Alfresa Holdings Corp.	47,227
2,772	Amplifon SpA	123,758
18,541	Arvida Group, Ltd.	22,047
200	As One Corp.	11,806
6,164	Attendo AB*(a)	19,477
18,377	Australian Pharmaceutical Industries, Ltd.	21,034
700	BML, Inc.	17,673
3,715	CareTech Holdings plc	33,732
862	CVS Group plc	20,215
1,249	Ebos Group, Ltd.	35,767
1,000	Elan Corp.	8,823
4,012	Extendicare, Inc.	25,195
3,112	Fagron	56,734
1,400	France Bed Holdings Co., Ltd.	9,924
2,579	Fresenius Medical Care AG & Co., KGaA	172,930
5,366	Fresenius SE & Co. KGaA	197,421
1,900	H.U. Group Holdings, Inc.	45,147
20,914	Healius, Ltd.	68,081
2,572	Humana AB*	16,455
1,971	Integral Diagnostics, Ltd.	5,794
2,000	Japan Lifeline Co., Ltd.	16,746
1,000	Japan Medical Dynamic Marketing, Inc.	13,354
2,704	Korian SA	62,231
225	Lna Sante	9,196
3,204	Medical Facilities Corp.	29,015
15,698	Mediclinic International plc*	73,128
1,044	Medicover AB, Class B	22,314
2,200	Medipal Holdings Corp.	36,261
1,110	NMC Health plc*	—
11,023	Novolog, Ltd.	10,681
21,704	Oceania Healthcare, Ltd.	15,732
6,310	Oriola Oyj, Class B	13,130
1,066	Orpea	45,998
24,015	Raffles Medical Group, Ltd.	20,688
1,997	Ramsay Health Care, Ltd.	96,690
7,784	Regis Healthcare, Ltd.	12,554
2,814	Ryman Healthcare, Ltd.	18,231
2,100	Ship Healthcare Holdings, Inc.	34,084
59,044	Sigma Healthcare, Ltd.	22,698
1,900	Solasto Corp.	15,318
6,554	Sonic Healthcare, Ltd.	172,535
8,887	Spire Healthcare Group plc*(a)	28,473
6,678	Summerset Group Holdings, Ltd.	54,174
1,500	Suzuken Co., Ltd.	44,594
1,422	Terveystalo OYJ(a)	17,582
1,800	Toho Holdings Co., Ltd.	27,234
500	Tokai Corp./Gifu	7,045
3,655	Virtus Health, Ltd.	21,963
2,800	Vital Ksk Holdings, Inc.	16,830

		1,917,719

Health Care Technology (0.2%):
7,980	AGFA-Gevaert NV*	31,946
1,026	Ascom Holding AG*	11,497

Shares		Value
Common Stocks, continued
Health Care Technology, continued
857	CompuGroup Medical SE & Co KgaA	$52,357
2,389	Emis Group plc	41,740
2,400	M3, Inc.	86,874
700	MedPeer, Inc.*	22,432
133	Nexus AG	7,957
800	Nnit A/S*(a)	11,262
94	Pharmagest Interactive	8,987
1,258	Pro Medicus, Ltd.	45,255
1,213	Raysearch Laboratories AB*	6,642
3,335	Sectra AB, Class B	50,973

		377,922

Hotels, Restaurants & Leisure (1.5%):
2,190	888 Holdings plc	5,279
2,915	Accor SA*	93,403
600	AEON Fantasy Co., Ltd.	9,430
1,000	Arcland Service Holdings Co., Ltd.	17,850
23,206	Ardent Leisure Group, Ltd.*	23,075
4,661	Aristocrat Leisure, Ltd.	126,332
614	Basic-Fit NV*(a)	27,256
3,095	Betsson AB, Class B*	18,754
20,000	Cafe de Coral Holdings, Ltd.	33,289
1,533	Carnival plc, ADR*	28,008
72,000	Century City International Holdings, Ltd.*	3,164
970	CIE des Alpes*	14,324
4,935	Collins Foods, Ltd.	38,617
700	Colowide Co., Ltd.	10,157
9,845	Compass Group plc	212,131
1,300	Create Restaurants Holdings In	7,687
4,576	Crown Resorts, Ltd.*	43,482
799	Domino’s Pizza Enterprises, Ltd.	52,045
10,911	Domino’s Pizza Group plc	54,133
1,600	Doutor Nichires Holdings Co., Ltd.	19,931
4,906	Elior Group*(a)	16,388
253	Evolution AB(a)	25,832
6,500	Fairwood Holdings, Ltd.	12,601
87	Fattal Holdings 1998, Ltd.*	12,445
1,821	Flight Centre Travel Group, Ltd.*	26,426
2,342	Flutter Entertainment plc*	271,029
495	Flutter Entertainment plc*	56,771
2,000	Food & Life Cos., Ltd.	55,794
500	Fuji Kyuko Co., Ltd.	15,933
557	Fuller Smith & Turner plc, Class A	4,457
7,000	Galaxy Entertainment Group, Ltd.	41,605
200	Genki Sushi Co., Ltd.	4,173
38,700	Genting Singapore, Ltd.	23,188
3,888	Greggs plc	125,127
4,228	GVC Holdings plc*	90,667
18,230	Hongkong & Shanghai Hotels (The)*	19,411
1,499	InterContinental Hotels Group plc, ADR	103,161
2,484	JD Wetherspoon plc*	25,335
868	Jumbo Interactive, Ltd.	12,052
1,100	KFC Holdings Japan, Ltd.	25,622
6,856	Kindred Group plc	74,848
1,700	Komeda Holdings Co., Ltd.	28,342
1,667	La Francaise des Jeux SAEM(a)	66,066
33,812	Marston’s plc*	36,006
500	McDonald’s Holdings Co., Ltd.	20,829
23,000	Melco International Development Ltd.*	21,075
5,571	Melia Hotels International SA*	41,629
14,000	Miramar Hotel & Investment	22,322
11,969	Mitchells & Butlers plc*	36,617
400	Monogatari Corp. (The)	18,962
46,000	NagaCorp, Ltd.*	40,884

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
200	Oriental Land Co., Ltd.	$38,191
2,702	Pandox AB*	40,643
900	Pizza Pizza Royalty Corp.	10,152
10,182	PlayTech plc*	78,594
600	Pollard Banknote, Ltd.	12,926
12,439	Rank Group plc*	21,807
1,500	Resorttrust, Inc.	25,612
2,049	Restaurant Brands International, Inc.^	119,641
3,018	Restaurant Brands New Zealand, Ltd.*	28,909
19,755	Restaurant Group plc (The)*	15,751
1,200	Saint Marc Holdings Co., Ltd.	15,252
3,788	Sands China, Ltd.*	9,092
5,463	Scandic Hotels Group AB*^(a)	25,024
44,000	Shangri-La Asia, Ltd.*	34,487
78,868	SJM Holdings, Ltd.*	38,906
1,360	SkiStar AB	25,157
28,026	Sky City Entertainment Group, Ltd.	55,671
6,100	Skylark Holdings Co., Ltd.	78,885
1,782	Sodexo SA	144,648
13,126	SSP Group plc*	39,007
30,737	Star Entertainment Group, Ltd. (The)*	74,022
21,530	Tabcorp Holdings, Ltd.	85,355
581	The Gym Group plc*(a)	1,478
137	Tivoli A/S*	17,575
800	Tokyotokeiba Co., Ltd.	28,452
2,200	Toridoll Holding Corp.	45,548
7,408	TUI AG*	23,333
2,341	Whitbread plc*	87,099
500	Young & Co.’s Brewery plc, Class A	9,274
2,700	Zensho Holdings Co., Ltd.	63,215

		3,507,650

Household Durables (1.6%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	32,436
4,812	Bang & Olufsen A/S*^	13,680
12,573	Barratt Developments plc	85,766
3,181	Bellway plc	101,057
1,957	Berkeley Group Holdings plc	95,237
1,566	Bigben Interactive	25,597
3,728	Bonava AB	23,290
6,992	Bovis Homes Group plc	86,131
1,520	Breville Group, Ltd.	30,713
27,975	Cairn Home plc	38,243
2,700	Casio Computer Co., Ltd.	30,973
600	Chofu Seisakusho Co., Ltd.	9,767
9,695	Countryside Properties plc*(a)	34,324
6,556	Crest Nicholson Holdings plc	22,878
1,076	De’Longhi	29,254
7,507	DFS Furniture plc	20,479
1,000	Dorel Industries, Inc.	7,744
2,152	Duni AB*	23,472
4,630	Electrolux AB, Class B	70,087
1,200	Es-Con Japan, Ltd.	8,015
2,053	Fiskars OYJ Abp	48,692
36	Forbo Holding AG	61,253
1,600	Fuji Corp., Ltd.	8,075
900	Fujitsu General, Ltd.	17,509
9,100	Haseko Corp.	104,514
2,710	Henry Boot plc	11,232
700	Hoosiers Holdings	3,726
2,100	Iida Group Holdings Co., Ltd.	36,357
2,147	JM AB*	68,048
15,500	JS Global Lifestyle Co., Ltd.(a)	18,065
10,600	Jvc Kenwood Corp.	15,409

Shares		Value
Common Stocks, continued
Household Durables, continued
958	Kaufman & Broad SA	$31,647
1,300	LEC, Inc.	9,357
540	Leifheit AG	15,860
43,200	Man Wah Holdings, Ltd.	47,058
313	Nacon SA*	1,887
1,363	Neinor Homes SA*(a)	17,893
6,900	Nikon Corp.	73,782
5,576	Nobia AB	24,484
1,200	Open House Co., Ltd.	53,110
24,700	Panasonic Corp.	239,238
4,180	Persimmon plc	117,546
1,200	Pressance Corp.	17,925
6,708	Redrow plc	45,827
600	Rinnai Corp.	44,930
1,300	Sangetsu Corp.	16,255
864	SEB SA	120,503
5,900	Sekisui Chemical Co., Ltd.	84,517
6,500	Sekisui House, Ltd.	126,053
3,000	Sharp Corp.	28,099
10,000	Sony Group Corp.	1,032,279
4,800	Sumitomo Forestry Co., Ltd.	84,754
328	Surteco Group SE	10,907
1,100	Tama Home Co., Ltd.	22,943
1,100	Tamron Co., Ltd.	21,379
42,121	Taylor Wimpey plc	71,862
805	The Vitec Group plc	14,245
1,000	TOA Corp.	5,551
3,468	TomTom NV*	32,033
100	V-ZUG Holding AG*	12,047

		3,605,994

Household Products (0.3%):
300	Earth Corp.	13,679
636	Essity AB	15,057
6,285	Essity AB, Class B^	148,155
407	Henkel AG & Co. KGaA	26,973
3,300	Lion Corp.	36,792
14,255	Mcbride plc*	7,935
2,000	Pigeon Corp.	35,224
5,635	PZ Cussons plc	14,471
3,246	Reckitt Benckiser Group plc	248,068
1,600	Unicharm Corp.	56,910

		603,264

Independent Power and Renewable Electricity Producers (0.5%):
2,251	7C Solarparken AG	11,027
1,528	Albioma SA	74,175
1,551	Boralex, Inc., Class A	50,277
1,800	Capital Power Corp.	58,622
4,606	ContourGlobal plc(a)	11,534
18,267	Drax Group plc	188,004
2,483	EDP Renovaveis SA	63,943
1,700	EF-ON, Inc.	8,208
1,300	Electric Power Development Co., Ltd.	18,625
1,200	Encavis AG	25,081
2,646	Energix-Renewable Energies, Ltd.	10,125
1,000	eRex Co., Ltd.	14,185
1,756	ERG SpA	58,414
49	Greenvolt-Energias Renovaveis SA*	404
2,055	Innergex Renewable Energy, Inc.	32,683
690	Kenon Holdings, Ltd.	45,331
2,800	New Energy Solar, Ltd.	1,769
4,744	Northland Power, Inc.	157,728
2,264	OPC Energy, Ltd.*	25,814
1,500	Polaris Infrastructure, Inc.	20,280
500	Renova, Inc.*	6,965
438	Scatec ASA(a)	6,650

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
1,714	Solaria Energia y Medio Ambiente SA*	$38,501
11,642	Transalta Corp.	120,518
2,200	Transalta Renewables, Inc.	32,525
1,431	Uniper SE	36,799
910	West Holdings Corp.	35,668

		1,153,855

Industrial Conglomerates (1.1%):
182	Aker ASA, Class A Shares	16,639
1,137	Bonheur ASA	46,108
973	Chargeurs SA	21,759
8,000	Chevalier International Holdings Ltd.	9,549
28,430	CK Hutchison Holdings, Ltd.	208,447
1,434	DCC plc	111,121
2,000	Guoco Group, Ltd.	21,243
9,900	Hitachi, Ltd.	496,155
822	Indus Holding AG	24,465
515	Italmobiliare SpA	16,409
3,000	Jardine Cycle & Carriage, Ltd.	55,258
1,500	Katakura Industries Co., Ltd.	27,386
1,700	Keihan Holdings Co., Ltd.	41,764
18,500	Keppel Corp., Ltd.	87,373
2,235	Lifco AB, Class B*	56,746
51,933	Melrose Industries plc	84,048
5,400	Nisshinbo Holdings, Inc.	46,848
6,522	Nolato AB, Class B*	48,347
1,300	Noritsu Koki Co., Ltd.	24,755
23,000	NWS Holdings, Ltd.	21,071
1,821	Rheinmetall AG	386,478
3,900	Seibu Holdings, Inc.	40,389
70,000	Shun Tak Holdings, Ltd.*	15,311
2,187	Siemens AG, Registered Shares	302,994
6,191	Smiths Group plc	117,334
5,400	Tokai Holdings Corp.	38,109
1,300	Toshiba Corp.	49,338

		2,415,444

Industrial Services (0.0%†):
1,271	Momentum Group AB*	10,820
1,211	Odfjell Technology, Ltd.*	2,792

		13,612

Insurance (4.0%):
2,838	Admiral Group plc	95,052
33,091	AEGON NV	174,613
3,360	Ageas NV	169,071
74,840	AIA Group, Ltd.	783,562
41,090	Alm Brand A/S	69,877
5,951	ASR Nederland NV	276,476
7,114	Assicurazioni Generali SpA	162,757
1,203	AUB Group, Ltd.	20,271
51,290	Aviva plc	302,704
10,959	AXA SA	320,001
999	Baloise Holding AG, Registered Shares	178,045
12,901	Beazley plc	70,855
4	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	229
7,384	Chesnara plc	29,350
2,213	Clal Insurance Enterprises Holdings, Ltd.*	51,712
2,983	CNP Assurances SA^	71,913
5,028	Coface SA	60,248
4,900	Dai-ichi Life Holdings, Inc.	99,702
39,884	Direct Line Insurance Group plc	143,756
82	E-L Financial Corp., Ltd.	57,925

Shares		Value
Common Stocks, continued
Insurance, continued
598	Fairfax Financial Holdings, Ltd.	$326,283
1,054	FBD Holdings plc*	11,549
1,341	Gjensidige Forsikring ASA	33,283
500	Great Eastern Holdings, Ltd.	7,863
1,464	Great-West Lifeco, Inc.	43,147
1,465	Grupo Catalana Occidente SA	44,744
539	Hannover Rueck SE	91,787
4,262	Harel Insurance Investments &	51,802
1,758	Helvetia Holding AG	228,895
6,718	Hiscox, Ltd.	86,593
3,319	IA Financial Corp., Inc.	201,822
506	IDI Insurance Co., Ltd.	17,151
18,382	Insurance Australia Group, Ltd.	59,845
1,256	Intact Financial Corp.	185,607
6,700	Japan Post Holdings Co., Ltd.	49,222
1,900	Japan Post Insurance Co., Ltd.	33,242
52,851	Just Group plc*	60,621
7,487	Lancashire Holdings, Ltd.	42,173
58,863	Legal & General Group plc	208,682
16,597	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	25,487
1,683	Manulife Financial Corp.	35,895
10,482	Manulife Financial Corp.	223,791
25,567	Mapfre SA	53,499
40,419	Medibank Private, Ltd.	92,527
1,055	Menora Mivtachim Holdings, Ltd.*	26,026
16,641	Migdal Insurance & Financial Holding, Ltd.	29,557
2,100	MS&AD Insurance Group Holdings, Inc.	68,241
702	Muenchener Rueckversicherungs-Gesellschaft AG	188,016
17,124	NIB Holdings, Ltd.	80,978
3,457	NN Group NV	174,211
6,890	Phoenix Group Holdings plc	55,232
7,577	Phoenix Holdings, Ltd. (The)	99,099
5,968	Poste Italiane SpA(a)	67,693
1,147	Protector Forsikring ASA	15,820
2,817	Prudential plc, ADR	83,327
18,200	QBE Insurance Group, Ltd.	155,072
3,005	Sabre Insurance Group plc(a)	9,147
3,822	Saga plc*	11,628
5,219	Sampo Oyj, Class A	254,714
5,815	SCOR SA	186,874
445	Solid Forsakring AB*	2,301
2,600	Sompo Holdings, Inc.	114,385
11,137	Steadfast Group, Ltd.	39,501
5,818	Storebrand ASA^	58,167
3,075	Sun Life Financial, Inc.	171,677
15,987	Suncorp Group, Ltd.	132,160
434	Swiss Life Holding AG, Registered Shares	277,061
2,645	Swiss Re AG	251,734
5,900	T&D Holdings, Inc.	80,057
974	Talanx AG	43,219
3,300	Tokio Marine Holdings, Inc.	191,967
1,470	Topdanmark A/S	82,262
92	Trisura Group, Ltd.*	2,530
2,023	Tryg A/S	49,056
15,269	Unipol Gruppo Finanziario SpA	83,554
14,182	UnipolSai Assicurazioni SpA	41,959
5,733	Uniqa Insurance Group AG	45,311
54	Vaudoise Assurances Holding SA	26,685
1,638	Vienna Insurance Group AG Wiener Versicherung Gruppe	42,323

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
1,796	Wuestenrot & Wuerttembergische AG	$36,242
876	Zurich Insurance Group AG	431,963

		9,063,378

Interactive Media & Services (0.3%):
13,958	Auto Trader Group plc(a)	115,525
400	Bengo4.com, Inc.*	12,703
575	Better Collective A/S*	10,309
2,673	Carsales.com, Ltd.	41,199
1,200	Dip Corp.	32,689
5,012	Domain Holdings Australia, Ltd.	15,035
2,200	Kakaku.com, Inc.	49,212
2,000	mixi, Inc.	35,907
135	New Work SE	27,608
437	REA Group, Ltd.	43,682
11,094	Rightmove plc	91,753
897	Scout24 AG(a)	51,448
1,561	Seek, Ltd.	34,339
2,124	Solocal Group*^	2,839
6,000	Z Holdings Corp.	26,055

		590,303

Internet & Direct Marketing Retail (0.3%):
1,600	ASKUL Corp.	20,987
1,900	Belluna Co., Ltd.	11,258
621	BHG Group AB*	4,107
18,446	Boohoo Group plc*	21,325
1,898	Cazoo Group, Ltd.*	5,239
264	Delivery Hero SE*(a)	11,627
4,443	Dustin Group AB(a)	37,932
2,462	eDreams ODIGEO SA*	21,749
800	Enigmo, Inc.	4,224
10,000	Hong Kong Technology Venture Co., Ltd.	8,862
788	Just Eat Takeaway.com NV*(a)	26,608
500	Media Do Co., Ltd.	10,326
22,749	Moneysupermarket.com Group plc	56,670
6,515	N Brown Group plc*	2,569
1,100	Oisix ra daichi, Inc.*	27,030
5,176	On The Beach Group plc*(a)	15,893
2,438	Prosus NV	129,043
3,300	Rakuten, Inc.	26,020
1,817	Takkt AG	32,941
6,523	Webjet, Ltd.*^	26,822
1,397	Zalando SE*(a)	70,904
1,200	ZOZO, Inc.	31,885

		604,021

IT Services (1.6%):
1,006	AddNode Group AB	40,836
45	Adyen NV*(a)	88,888
370	Allgeier SE	18,443
597	Alten SA	90,064
776	Amadeus IT Group SA*	50,539
733	Appen, Ltd.	3,745
2,661	Atea ASA	39,816
2,869	Atos SE	77,998
180	Aubay	11,903
1,328	Bechtle AG	74,934
1,800	Bell System24 Holdings, Inc.	20,189
1,490	Bouvet ASA	11,798
171	Cancom SE	10,660
1,318	Capgemini SA	293,140
2,893	CGI, Inc.*	230,948
400	CGI, Inc.*	31,869
4,933	Columbus A/S	6,892
2,733	Computacenter plc	104,976

Shares		Value
Common Stocks, continued
IT Services, continued
5,311	Computershare, Ltd.	$97,139
1,100	Comture Corp.	27,758
7,824	Data#3, Ltd.	34,340
500	Densan System Holdings Co., Ltd.	10,552
500	Digital Garage, Inc.	18,684
1,400	DTS Corp.	30,582
8,624	Econocom Group SA/NV	38,286
2,927	Edenred	144,678
1,000	E-Guardian, Inc.	24,898
558	Enea AB*	10,810
3,891	Fdm Group Holdings plc	54,026
348	Formula Systems 1985, Ltd.	34,857
1,400	Fujitsu, Ltd.	208,749
1,332	GFT Technologies SE	61,022
6,665	Global Dominion Access SA(a)	29,686
2,200	GMO Internet, Inc.	50,157
400	GMO Payment Gateway, Inc.	40,843
1,200	ID Holdings Corp.	8,315
4,290	Indra Sistemas SA*	47,648
1,200	Infocom Corp.	20,640
900	Information Services Internati	28,606
2,776	Iomart Group plc	5,917
1,100	Itochu Techno-Solutions Corp.	28,100
3,504	Kainos Group plc	60,559
400	Kanematsu Electronics, Ltd.	12,533
1,231	Knowit AB	40,769
19,489	Link Administration Holdings, Ltd.	75,326
896	Matrix It, Ltd.	23,355
300	Mitsubishi Research Institute	9,820
370	Nagarro SE*	58,795
7,286	NCC Group plc	17,374
600	NEC Networks & System Integrat	8,731
1,300	NET One Systems Co., Ltd.	30,270
5,103	NEXTDC, Ltd.*	44,009
2,100	Nihon Unisys, Ltd.	53,436
2,056	Nomura Research Institute, Ltd.	67,253
800	NS Solutions Corp.	24,025
2,200	Nsd Co., Ltd.	39,308
5,500	NTT Data Corp.	107,893
4,539	Ordina NV	23,290
1,400	Otsuka Corp.	49,723
1,200	Poletowin Pitcrew Holdings, Inc.	11,078
9,052	Pushpay Holdings, Ltd.*	7,097
2,400	Relia, Inc.	20,820
541	Reply SpA	89,046
2,400	SCSK Corp.	41,135
200	SHIFT, Inc.*	35,046
65	Shopify, Inc., Class A*	43,937
800	Softbank Technology Corp.	16,465
3,194	Softcat plc	71,204
678	Sopra Steria Group	125,822
16,000	Sunevision Holdings, Ltd.	13,610
1,200	TDC Soft, Inc.	11,428
1,700	TechMatrix Corp.	29,532
2,278	Tieto OYJ	60,575
3,000	TIS, Inc.	70,179
315	Wavestone	15,969
2,243	Worldline SA*(a)	97,228

		3,770,571

Leisure Products (0.4%):
1,179	Accell Group*	74,770
1,100	Bandai Namco Holdings, Inc.	83,344
1,496	Beneteau SA*	23,365
606	BRP, Inc.	49,624
891	Games Workshop Group plc	84,738
1,000	Globeride, Inc.	23,584

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Leisure Products, continued
72,000	Goodbaby International Holdings, Ltd.*	$9,341
178	Harvia OYJ	7,115
2,500	Heiwa Corp.	37,272
500	Mars Group Holdings Corp.	6,960
1,659	Maytronics, Ltd.	32,373
562	MIPS AB	52,313
800	Mizuno Corp.	13,805
26,132	Photo-Me International plc*	24,464
300	Roland Corp.	9,916
1,200	Sankyo Co., Ltd.	33,297
1,700	Sega Sammy Holdings, Inc.	29,348
300	Shimano, Inc.	68,632
700	Spin Master Corp.*(a)	24,108
1,169	Technogym SpA(a)	9,259
2,105	Thule Group AB (The)(a)	83,284
3,300	Tomy Co., Ltd.	32,887
385	Trigano SA	55,766
700	Universal Entertainment Corp.*	15,668
500	Yamaha Corp.	21,808

		907,041

Life Sciences Tools & Services (0.4%):
1,444	Addlife AB, Class B	40,055
55	Bachem Holding AG, Class B	30,186
840	Biotage AB	19,499
223	Chemometec A/S	27,018
2,446	Clinigen Group plc	29,635
600	Cmic Holdings Co., Ltd.	7,484
2,030	Eurofins Scientific SE	201,212
1,196	Gerresheimer AG	87,492
93	Lonza Group AG, Registered Shares	67,388
3,092	Qiagen NV*	151,508
174	Sartorius Stedim Biotech	71,304
1,600	Shin Nippon Biomedical Laborat	22,016
97	Siegfried Holding AG	79,856
153	Tecan Group AG	60,309

		894,962

Machinery (3.8%):
3,060	Aalberts NV	158,129
2,600	Aichi Corp.	18,730
2,100	Aida Engineering, Ltd.	18,080
781	Alfa Laval AB	26,870
1,607	Alimak Group AB(a)	18,009
900	Alinco, Inc.	6,385
907	Alstom SA	21,140
8,100	Amada Holdings Co., Ltd.	71,397
2,314	Andritz AG*	106,805
2,000	Anest Iwata Corp.	13,569
2,700	Asahi Diamond Industrial Co., Ltd.	13,018
2,369	Atlas Copco AB	107,486
4,369	Atlas Copco AB, Class A	226,853
1,149	ATS Automation Tooling Systems, Inc.*	41,456
1,300	Bando Chemical Industries, Ltd.	9,371
2,296	Beijer Alma AB	52,920
183	Bobst Group SA*	17,905
4,886	Bodycote plc	40,270
243	Bucher Industries AG	98,199
66	Burckhardt Compression Holding AG	34,811
56	Bystronic AG	57,655
459	Cargotec OYJ	17,382
17,240	CNH Industrial NV	272,942
1,560	Concentric AB	33,875
1,110	Construcc y Aux de Ferrocarr SA	36,388
138	Daetwyler Holding AG	45,473
300	Daifuku Co., Ltd.	21,435

Shares		Value
Common Stocks, continued
Machinery, continued
6,307	Daimler Truck Holding AG*	$175,191
2,100	Daiwa Industries, Ltd.	18,665
1,585	Danieli & C Officine Meccaniche SpA	25,213
745	Danieli & C Officine Meccaniche SpA	16,255
3,954	Deutz AG*	20,470
4,700	DMG Mori Co., Ltd.	63,805
694	Duerr AG	20,526
800	Ebara Corp.	44,509
4,630	Electrolux Professional AB, Class B*	28,425
2,202	Epiroc AB, Class A	47,142
1,755	Epiroc AB, Class B	31,606
200	FANUC Corp.	35,177
114	Feintool International Holding AG*	5,986
19,282	Fincantieri SpA*^	13,258
1,579	Fluidra SA	45,299
13,800	Frencken Group, Ltd.	16,758
2,000	Fuji Corp.	36,174
1,700	Furukawa Co., Ltd.	17,913
1,887	GEA Group AG	77,953
152	Georg Fischer AG	181,396
371	Gesco AG*	9,784
2,000	Glory, Ltd.	33,831
2,253	Haldex AB*	9,779
600	Harmonic Drive Systems, Inc.	20,656
4,700	Hino Motors, Ltd.	27,504
1,200	Hisaka Works, Ltd.	7,780
1,700	Hitachi Construction Machinery Co., Ltd.	44,060
9,200	Hitachi Zosen Corp.	55,929
1,000	Hosokawa Micron Corp.	21,860
679	Husqvarna AB, Class A Shares	7,102
6,964	Husqvarna AB, Class B	72,620
5,200	IHI Corp.	124,206
10,478	IMI plc	186,707
455	Interpump Group SpA	22,875
17	Interroll Holding AG, Registered Shares	55,965
1,300	Iseki & Co., Ltd.	13,800
3,448	Iveco Group NV*	22,402
800	Japan Steel Works, Ltd. (The)	24,839
885	JOST Werke AG(a)	35,588
2,512	Jungheinrich AG	73,253
197	Kardex Holding AG	45,099
900	Kato Works Co., Ltd.	5,755
5,700	Kawasaki Heavy Industries, Ltd.	103,478
2,612	Kion Group AG	173,677
400	Kitagawa Iron Works Co., Ltd.	4,374
1,400	Kito Corp.	20,305
5,100	Kitz Corp.	28,678
437	Knorr-Bremse AG	33,569
572	Koenig & Bauer AG*	13,337
5,000	Komatsu, Ltd.	119,998
115	Komax Holding AG*	32,049
2,900	Komori Corp.	17,250
2,683	Kone OYJ, Class B	140,504
1,994	Konecranes OYJ*	61,225
362	Krones AG	30,125
3,000	Kubota Corp.	56,253
900	Kurita Water Industries, Ltd.	33,225
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,332
1,200	Maezawa Kyuso Industries Co., Ltd.	9,547
700	Makino Milling Machine Co., Ltd.	22,091
2,100	Makita Corp.	67,271
586	Manitou Bf SA	16,353
800	Max Co., Ltd.	11,124
1,800	Meidensha Corp.	37,193

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
800	Metawater Co., Ltd.	$13,054
9,279	Metso Outotec Oyj	78,268
4,832	MINEBEA MITSUMI, Inc.	105,277
1,600	Misumi Group, Inc.	47,614
5,100	Mitsubishi Heavy Industries, Ltd.	167,985
1,000	Mitsubishi Logisnext Co., Ltd.	7,601
700	Mitsuboshi Belting Co., Ltd.	11,582
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	8,684
1,100	Miura Co., Ltd.	27,134
12,954	Morgan Advanced Materials plc	52,538
1,500	Morita Holdings Corp.	15,176
2,700	Nabtesco Corp.	71,533
800	Nachi-Fujikoshi Corp.	27,345
2,000	Namura Shipbuilding Co., Ltd.*	5,334
3,340	Neles OYJ	33,976
1,456	NFI Group, Inc.	18,567
2,500	NGK Insulators, Ltd.	35,698
2,300	Nikkiso Co., Ltd.	17,212
1,267	Nilfisk Holding A/S*	37,724
3,900	Nippon Thompson Co., Ltd.	17,102
400	Nissei ASB Machine Co., Ltd.	10,166
800	Nitta Corp.	18,079
500	Nitto Kohki Co., Ltd.	6,366
1,900	Nitto Seiko Co., Ltd.	7,816
300	Noritake Co., Ltd.	10,926
995	Norma Group SE	28,614
7,700	NSK, Ltd.	46,233
14,800	NTN Corp.*	25,756
7,984	OC Oerlikon Corp. AG	63,690
1,700	Oiles Corp.	21,049
600	Okuma Corp.	24,884
400	Organo Corp.	32,972
2,800	OSG Corp.	42,911
692	Palfinger AG	17,293
174	Pfeiffer Vacuum Technology AG	33,380
150	Plasson Industries, Ltd.	9,233
118	Rational AG	81,866
70	Rieter Holding AG*	11,299
16,905	Rotork plc	71,985
1,800	Ryobi, Ltd.	15,717
6,125	Sandvik AB	130,098
364	Schindler Holding AG, Registered Shares	77,192
188,100	SembCorp Marine, Ltd.*	13,566
462	SFS Group AG	63,919
1,000	Shibaura Machine Co., Ltd.	27,811
1,200	Shima Seiki Manufacturing, Ltd.	18,263
1,900	Shinmaywa Industries, Ltd.	14,070
78,000	Singamas Container Holdings, Ltd.	11,416
2,200	Sintokogio, Ltd.	12,381
3,528	Skellerup Holdings, Ltd.	14,549
892	SKF AB	16,634
8,542	SKF AB, Class B^	138,916
100	SMC Corp.	55,861
2,300	Sodick Co., Ltd.	14,700
796	Spirax-Sarco Engineering plc	130,418
891	Stabilus SA	44,266
1,600	Star Micronics Co., Ltd.	20,091
849	Sulzer AG, Registered Shares	70,258
3,700	Sumitomo Heavy Industries, Ltd.	85,031
3,900	Tadano, Ltd.	32,707
900	Takeuchi Manufacturing Co., Ltd.	19,386
1,300	Takuma Co., Ltd.	15,156
478	Technotrans SE	12,054
10,187	Techtronic Industries Co., Ltd.	164,117

Shares		Value
Common Stocks, continued
Machinery, continued
1,500	THK Co., Ltd.	$33,091
2,100	Tocalo Co., Ltd.	23,188
1,400	Torishima Pump Manufacturing Co., Ltd.	11,731
3,641	Trelleborg AB	84,211
1,098	Troax Group AB	28,459
1,100	Tsubaki Nakashima Co., Ltd.	8,620
1,400	Tsubakimoto Chain Co.	34,876
1,800	Tsugami Corp.	19,423
1,200	Tsukishima Kikai Co., Ltd.	10,620
600	Tsurumi Manufacturing Co., Ltd.	8,927
5,533	Valmet Corp.	171,733
686	VAT Group AG(a)	261,614
1,074	VBG Group AB, Class B	15,910
6,862	Vesuvius plc	30,649
3,392	Volvo AB, Class A	64,867
25,593	Volvo AB, Class B	477,577
229	Vossloh AG	9,540
1,416	Wacker Neuson SE	31,731
7,232	Wartsila OYJ Abp, Class B	66,043
560	Washtec AG	29,663
4,241	Weir Group plc (The)	90,617
3,000	Yamabiko Corp.	36,609
48,300	Yangzijiang Shipbuilding Holdings, Ltd.	54,348
1,000	Yaskawa Electric Corp.	39,063
2,438	Zardoya Otis SA	19,008

		8,717,243

Marine (0.6%):
22	A.P. Moeller - Maersk A/S, Class A	65,025
30	A.P. Moeller - Maersk A/S, Class B	90,441
1,600	Algoma Central Corp.	22,144
3,578	American Shipping Co. ASA	13,182
556	Clarkson plc	26,836
1,333	D/S Norden A/S	46,571
1,307	DFDS A/S	55,717
945	Golden Ocean Group, Ltd.	11,727
371	Hapag-Lloyd AG(a)	129,160
3,300	Iino Kaiun Kaisha, Ltd.	22,233
5,897	Irish Continental Group*	25,213
2,300	Japan Transcity Corp.	11,378
600	Kawasaki Kisen Kaisha, Ltd.	39,043
725	Kuehne & Nagel International AG, Registered Shares	205,459
3,600	Mitsui O.S.K. Lines, Ltd.	99,955
7,091	MPC Container Ships As	23,695
1,500	Nippon Yusen KK	131,110
600	NS United Kaiun Kaisha, Ltd.	20,588
1,500	Orient Overseas International, Ltd.	39,867
215,000	Pacific Basin Shipping, Ltd.	116,100
29,000	SITC International Holdings Co., Ltd.	102,374
1,962	Stolt-Nielsen, Ltd.	36,937
1,677	Wallenius Wilhelmsen ASA*	12,318

		1,347,073

Materials (0.0%†):
1,334	Aclara Resources, Inc.*	779

Media (1.4%):
734	4imprint Group plc	26,943
3,715	Aimia, Inc.*	14,979
65	APG SGA SA*	13,699
14,475	Arnoldo Mondadori Editore SpA*	31,902
2,124	Ascential plc*	9,654
4,886	Atresmedia Corp. de Medios de Comuicacion SA	20,663
1,951	Bloomsbury Publishing plc	10,813

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
701	Cogeco Communications, Inc.	$58,032
400	Cogeco, Inc.	24,666
5,394	Corus Entertainment, Inc.	21,231
5,200	Cyberagent, Inc.	64,484
1,800	Dentsu Group, Inc.	73,619
3,391	Euromoney Institutional Investor plc	43,876
7,511	Eutelsat Communications SA	81,527
1,700	F@n Communications, Inc.	6,031
2,800	Fuji Media Holdings, Inc.	26,830
1,123	Future plc	38,207
2,700	Hakuhodo DY Holdings, Inc.	33,934
8,376	HT&E, Ltd.	11,887
8,773	Hyve Group plc*	8,122
12,288	Informa plc*	96,421
2,000	Intage Holdings, Inc.	27,973
1,711	Ipsos	84,833
94,559	ITV plc*	101,191
9,582	Ive Group, Ltd.	15,222
3,011	JCDecaux SA*	71,330
1,600	Kadokawa Corp.	41,907
2,312	Kin And Carta plc*	7,704
1,467	Lagardere SCA*	41,097
1,449	Liberty Global plc, Class A*	36,964
1,664	M6 Metropole Television SA	32,772
1,300	Macromill, Inc.	12,375
8,183	Mediaset Espana Comunicacion SA*	41,292
10,230	MFE-MediaForEurope NV, Class A*	7,137
10,230	MFE-MediaForEurope NV, Class B	11,803
3,270	Modern Times Group MTG AB, Class B*	47,627
48,195	Nine Entertainment Co. Holdings, Ltd.	106,142
961	Nordic Entertainment Group AB, Class B*	38,749
12,519	NOS SGPS SA	52,729
1,307	NRJ Group	9,465
19,083	Ooh!media, Ltd.	22,887
30	Otello Corp. ASA*	92
2,872	Pearson plc, ADR	28,634
5,688	Pearson plc	55,561
68,000	PICO Far East Holdings, Ltd.	9,442
2,702	ProSiebenSat.1 Media SE	34,555
1,300	Proto Corp.	10,964
3,123	Publicis Groupe SA	189,685
4,026	Quebecor, Inc., Class B	95,980
4,571	RAI Way SpA(a)	28,645
12,118	Reach plc	29,111
1,406	RTL Group	78,205
1,116	S4 Capital plc*	4,189
3,469	Sanoma OYJ	49,200
214	Schibsted ASA, Class A	5,259
239	Schibsted ASA, Class B	5,092
14,211	SES Global, Class A	129,345
60,999	Seven West Media, Ltd.*	30,877
7,456	Shaw Communications, Inc.	231,434
44,700	Singapore Press Holdings, Ltd.	77,524
7,455	Sky Network Television, Ltd.*	14,921
7,900	SKY Perfect JSAT Holdings, Inc.	26,761
4,175	Societe Television Francaise 1	40,495
15,013	Southern Cross Media Group, Ltd.	19,220
1,167	Stroeer SE & Co. KGaA	80,598
1,900	TBS Holdings, Inc.	27,678
1,294	Telenet Group Holding NV	41,726
15,000	Television Broadcasts, Ltd.*	8,582
1,400	TV Asahi Holdings Corp.	17,229
500	TV Tokyo Holdings Corp.	8,136

Shares		Value
Common Stocks, continued
Media, continued
232	TX Group AG*	$38,513
1,000	ValueCommerce Co., Ltd.	30,173
500	Wowow, Inc.	6,577
9,140	WPP plc	119,586
700	Zenrin Co., Ltd.	5,693

		3,108,401

Metals & Mining (6.4%):
3,860	Acerinox SA	42,288
7,348	Agnico Eagle Mines, Ltd.	449,698
1,039	Agnico Eagle Mines, Ltd.	63,628
400	Aichi Steel Corp.	7,863
14,949	Alamos Gold, Inc., Class A	125,572
16,230	Allkem, Ltd.*	135,774
25,386	Alumina, Ltd.	37,905
723	Amg Advanced Metallurgical Group N.V.	31,012
12,273	Anglo American plc	632,880
4,916	Antofagasta plc	107,327
1,842	Aperam SA	81,290
4,677	ArcelorMittal	150,313
6,800	ArcelorMittal SA, NYS^	217,668
12,400	Argonaut Gold, Inc.*	24,304
2,200	Asahi Holdings, Inc.	40,848
16,100	Ascot Resources, Ltd.*	13,653
85,942	Aurelia Metals, Ltd.*	31,402
1,613	Aurubis AG	192,771
38,815	B2Gold Corp.	178,239
10,885	Barrick Gold Corp.	266,987
1,629	Bekaert NV	63,618
28,371	BHP Group, Ltd.	1,104,753
8,146	BHP Group, Ltd., ADR	629,279
11,697	BlueScope Steel, Ltd.	180,701
5,425	Boliden AB	275,238
10,300	Capstone Copper Corp.*	58,257
65,537	Centamin plc	78,377
8,200	Centerra Gold, Inc.	80,622
4,374	Central Asia Metals plc	13,567
6,803	Champion Iron, Ltd.	39,304
16,254	China Gold International Resources Corp., Ltd.	57,994
1,300	Daido Steel Co., Ltd.	39,205
1,400	Daiki Aluminium Industry Co., Ltd.	17,902
5,323	Deterra Royalties, Ltd.	19,057
1,900	DOWA Mining Co.	87,250
7,500	Dundee Precious Metals, Inc.	44,760
4,662	Eldorado Gold Corp.*	52,214
6,693	Endeavour Mining plc	166,040
1,907	Equinox Gold Corp.*	15,744
539	Eramet*	88,805
2,899	Ero Copper Corp.*	42,465
26,259	Evolution Mining, Ltd.	85,301
7,778	EVRAZ plc(b)	8,275
15,230	Ferrexpo plc	36,713
2,800	First Majestic Silver Corp.	36,803
11,100	First Quantum Minerals, Ltd.	384,326
23,438	Fortescue Metals Group, Ltd.	359,579
400	Franco-Nevada Corp.	63,661
2,189	Fresnillo plc	21,175
8,215	Galiano Gold, Inc.*	4,600
99,934	Glencore plc	649,327
1,100	Godo Steel, Ltd.	11,920
20,162	Gold Road Resources, Ltd.	24,294
3,589	Granges AB	35,247
2,043	Hill & Smith Holdings plc	39,264
2,300	Hitachi Metals, Ltd.*	38,490
9,715	Hochschild Mining plc	16,394

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
8,995	Hudbay Minerals, Inc.	$70,665
3,880	i-80 Gold Corp.*	10,678
15,631	IAMGOLD Corp.*	54,271
19,251	IGO, Ltd.	201,241
7,176	Iluka Resources, Ltd.	60,209
14,498	Imdex, Ltd.	29,248
3,605	Ivanhoe Mines, Ltd., Class A*	33,627
10,500	JFE Holdings, Inc.	147,788
50,009	Jupiter Mines, Ltd.	9,721
49,634	Kinross Gold Corp.	291,451
10,600	Kobe Steel, Ltd.	51,199
1,800	Kyoei Steel, Ltd.	19,664
800	Labrador Iron Ore Royalty Corp.	26,886
14,207	Lucara Diamond Corp.*	7,615
19,726	Lundin Mining Corp.	199,943
3,551	Lynas Rare Earths, Ltd.*	28,140
14,393	MACA, Ltd.	9,449
48,387	Macmahon Holdings, Ltd.	7,040
1,600	Major Drilling Group International, Inc.*	15,578
1,400	Maruichi Steel Tube, Ltd.	31,603
176,000	Midas Holdings, Ltd.*	4,676
2,719	Mineral Resources, Ltd.	106,259
3,300	Mitsubishi Materials Corp.	57,891
500	Mitsubishi Steel Manufacturing Co., Ltd.	4,621
2,500	Mitsui Mining & Smelting Co., Ltd.	68,543
27,183	Mount Gibson Iron, Ltd.	12,545
2,200	Neturen Co., Ltd.	10,614
27,410	New Gold, Inc.*	49,777
2,317	Newcrest Mining, Ltd.*	46,661
11,300	Newcrest Mining, Ltd.	224,263
6,200	Nippon Denko Co., Ltd.	17,139
2,700	Nippon Light Metal Holdings Co.	37,809
8,495	Nippon Steel Corp.	150,621
930	Nippon Yakin Kogyo Co., Ltd.	21,332
200	Nittetsu Mining Co., Ltd.	11,568
9,959	Norsk Hydro ASA	97,087
14,937	Northern Star Resources, Ltd.	118,351
34,228	OceanaGold Corp.*	75,849
21,175	OM Holdings, Ltd.*	14,260
500	Osaka Steel Co., Ltd.	6,330
3,255	Osisko Gold Royalties, Ltd.	42,940
3,354	Osisko Mining, Inc.*	10,706
10,428	Outokumpu OYJ*	55,527
10,632	OZ Minerals, Ltd.	210,568
900	Pacific Metals Co., Ltd.	30,477
3,217	Pan American Silver Corp.	87,811
33,353	Perenti Global, Ltd.	18,619
55,326	Perseus Mining, Ltd.	80,221
15,210	Pilbara Minerals, Ltd.*	35,589
23,878	Ramelius Resources, Ltd.	25,445
3,310	Raspadskaya OJSC(b)	—
38,407	Regis Resources, Ltd.	60,034
47,236	Resolute Mining, Ltd.*	11,564
1,698	Rio Tinto plc	134,670
13,055	Rio Tinto plc, Registered Shares, ADR	1,049,622
5,001	Rio Tinto, Ltd.	442,887
6,000	Sabina Gold & Silver Corp.*	7,248
1,335	Salzgitter AG*	62,134
16,356	Sandfire Resources, Ltd.	69,042
4,142	Sandstorm Gold, Ltd.	33,401
21,718	Schmolz + Bickenbach AG*	6,464
32,896	Silver Lake Resources, Ltd.*	52,376
5,690	Sims, Ltd.	91,199

Shares		Value
Common Stocks, continued
Metals & Mining, continued
52,227	South32, Ltd.	$194,431
6,151	SSAB AB, Class A*	42,811
8,534	SSAB AB, Class B*	56,971
7,749	SSR Mining, Inc.	168,494
30,000	St. Barbara, Ltd.	31,279
700	Stelco Holdings, Inc.	29,114
1,700	Sumitomo Metal & Mining Co., Ltd.	85,852
26,588	Syrah Resources, Ltd.*	31,780
5,674	Taseko Mines, Ltd.*	13,073
6,862	Teck Cominco, Ltd., Class B	277,115
10,621	ThyssenKrupp AG*	91,481
1,900	Toho Titanium Co., Ltd.	22,646
700	Toho Zinc Co., Ltd.	16,812
300	Tokyo Rope Manufacturing Co. Ltd.	2,214
4,200	Tokyo Steel Manufacturing Co., Ltd.	39,866
4,685	Torex Gold Resources, Inc.*	58,844
969	Trevali Mining Corp.*	1,124
3,324	Turquoise Hill Resources, Ltd.*	99,826
1,500	UACJ Corp.	28,507
3,908	Voestalpine AG	116,073
4,200	Wesdome Gold Mines, Ltd.*	52,718
13,685	West African Resources, Ltd.*	12,701
16,249	Western Areas, Ltd.*	44,068
14,470	Westgold Resources, Ltd.	20,646
700	Wheaton Precious Metals Corp.	33,292
31,047	Yamana Gold, Inc.	173,366
1,600	Yamato Kogyo Co., Ltd.	48,556
800	Yodogawa Steel Works, Ltd.	17,186

		14,673,545

Multiline Retail (0.7%):
13,107	B&M European Value Retail SA	91,810
774	Canadian Tire Corp., Class A	116,880
2,909	Dollarama, Inc.	164,999
6,286	Europris ASA(a)	40,312
3,300	H2O Retailing Corp.	22,822
15,674	Harvey Norman Holdings, Ltd.	62,373
6,800	Isetan Mitsukoshi Holdings, Ltd.	53,609
1,000	Izumi Co., Ltd.	26,293
6,000	J. Front Retailing Co., Ltd.	48,800
24,500	Lifestyle International Holdings, Ltd.*	11,794
73,250	Marks & Spencer Group plc*	148,228
2,200	Marui Group Co., Ltd.	40,336
30,000	Metro Holdings, Ltd.	16,605
47,139	Myer Holdings, Ltd.	18,769
1,643	Next plc	129,535
5,300	Pan Pacific International Holdings Corp.	85,019
6,500	Ryohin Keikaku Co., Ltd.	75,818
1,000	Seria Co., Ltd.	22,667
4,800	Takashimaya Co., Ltd.	45,540
2,195	Tokmanni Group Corp.	36,346
3,646	Warehouse Group, Ltd. (The)	8,374
7,132	Wesfarmers, Ltd.	267,910
4,000	Wing On Company International, Ltd.	9,069

		1,543,908

Multi-Utilities (0.9%):
2,232	Acea SpA	41,056
5,356	AGL Energy, Ltd.	30,864
4,780	Algonquin Power & Utilities Corp.	74,147
1,505	Atco, Ltd.	51,688
1,466	Canadian Utilities, Ltd., Class A	44,942
253,408	Centrica plc*	265,206
28,002	E.ON SE	325,609
16,552	Engie Group	216,940
23,363	Hera SpA	86,189
11,786	Iren SpA	31,228

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Multi-Utilities, continued
33,157	ITL AEM SpA	$56,806
84,623	Keppel Infrastructure Trust	34,924
2,361	National Grid plc, ADR^	181,490
11,914	Ren - Redes Energeticas Nacion	37,537
6,785	RWE AG	295,909
35,300	SembCorp Industries, Ltd.	69,248
3,114	Telecom Plus plc	62,235
6,489	Vector, Ltd.	18,119
5,040	Veolia Environnement SA	160,801

		2,084,938

Oil, Gas & Consumable Fuels (6.0%):
9,181	Advantage Energy, Ltd.*	63,973
24,155	Africa Oil Corp.	43,286
1,242	Aker BP ASA	46,300
3,921	Ampol, Ltd.	89,079
7,200	Anglo Pacific Group plc	16,679
26,837	ARC Resources, Ltd.	359,401
18,809	Athabasca Oil Corp.*	30,546
2,249	Baytex Energy Corp.*	9,806
2,064	Baytex Energy Corp.*	8,999
71,371	Beach Energy, Ltd.	82,548
17,741	Birchcliff Energy, Ltd.	118,652
25,767	BP plc, ADR	757,550
10,317	BP plc	50,410
173,000	Brightoil Petroleum Holdings, Ltd.*	6,213
610	BW Energy, Ltd.*	1,856
2,656	BW LPG, Ltd.(a)	18,112
22,053	Cairn Energy plc*	63,621
2,686	Cameco Corp.	78,163
789	Cameco Corp.	22,982
7,637	Canacol Energy, Ltd.	19,123
13,622	Canadian Natural Resources, Ltd.	844,292
2,732	Canadian Natural Resources, Ltd.	169,187
3,012	Cardinal Energy, Ltd.*	18,409
2,956	Cenovus Energy, Inc.	49,306
13,253	Cenovus Energy, Inc.	220,954
13,100	China Aviation Oil Singapore Corp., Ltd.	8,844
40,015	Cooper Energy, Ltd.*	8,655
2,400	Cosmo Energy Holdings Co., Ltd.	51,804
8,781	Crescent Point Energy	63,662
7,561	Crescent Point Energy Corp.	54,802
8,223	Crew Energy, Inc.*	34,076
854	CropEnergies AG	11,260
252	Delek Group, Ltd.*	36,389
20,320	DNO ASA	29,671
6,087	Enbridge, Inc.	280,245
85,800	ENEOS Holdings, Inc.	322,534
7,800	Enerplus Corp.	98,842
27,923	ENI SpA	409,325
120,434	EnQuest plc*	48,496
10,152	Equinor ASA	381,110
1,004	Equital, Ltd.*	42,766
1,390	Etablissements Maurel et Prom SA*	6,166
9,112	Euronav NV	97,255
1,579	Exmar NV	10,348
1,267	FLEX LNG, Ltd.	35,118
3,700	Freehold Royalties, Ltd.	42,358
1,400	Frontera Energy Corp.*	16,229
3,784	Frontline, Ltd.*	32,829
3,100	Fuji Oil Co., Ltd.	6,755
13,793	Galp Energia SGPS SA	174,525
891	Gaztransport et Technigaz SA	99,816
6,249	Genel Energy plc	15,200
5,650	Gibson Energy, Inc.	113,045
19,607	Gran Tierra Energy, Inc.*	30,744

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
14,984	Gulf Keystone Petroleum, Ltd.	$46,765
5,643	Harbour Energy plc*	35,886
6,000	Idemitsu Kosan Co., Ltd.	165,560
1,132	Imperial Oil, Ltd.	54,789
14,400	INPEX Corp.	171,021
2,244	International Petroleum Corp.*	21,417
2,823	International Petroleum Corp. / Sweden*	26,630
3,600	Itochu Enex Co., Ltd.	30,313
1,500	Iwatani Corp.	63,366
1,000	Japan Petroleum Exploration Co., Ltd.	21,169
24,713	Karoon Energy, Ltd.*	39,457
7,300	Kelt Exploration, Ltd.*	39,362
2,001	Keyera Corp.	50,729
1,732	Koninklijke Vopak NV	56,031
2,011	Lundin Energy AB	85,296
10,707	MEG Energy Corp.*	146,215
1,700	Mitsuuroko Holdings Co., Ltd.	14,354
1,502	Naphtha Israel Petroleum Corp.*	12,062
2,178	Neste Oyj	99,209
14,065	New Hope Corp., Ltd.	35,443
7,392	New Zealand Refining Co., Ltd. (The)*	5,319
64,000	NewOcean Energy Holdings, Ltd.*	319
21,200	Nippon Coke & Engineering Co., Ltd.	24,958
7,654	Nuvista Energy, Ltd.*	64,722
104,047	Oil Refineries, Ltd.*	41,347
2,717	OMV AG	129,539
37,853	Paladin Energy, Ltd.*	22,371
1,307	Paramount Resouces, Ltd., Class A	32,633
5,263	Parex Resources, Inc.	107,997
5,000	Parkland Corp.	147,880
300	Paz Oil Co., Ltd.*	44,034
4,083	Pembina Pipeline Corp.	153,423
1,584	Pembina Pipeline Corp.	59,558
6,660	Peyto Exploration & Development Corp.	67,559
12,892	Pharos Energy plc*	4,619
5,032	Prairiesky Royalty, Ltd.	69,603
31,937	Repsol SA	419,884
1,600	Sala Corp.	8,363
3,100	San-Ai Oil Co., Ltd.	23,894
62,302	Santos, Ltd.	358,153
23,460	Saras SpA*	18,009
7,584	Senex Energy, Ltd.	26,099
8,575	Serica Energy plc	44,812
31,089	Shell PLC, ADR	1,707,719
400	Sinanen Holdings Co., Ltd.	10,796
15,527	Stobart Group, Ltd.*	2,230
9,472	Suncor Energy, Inc.	308,692
9,141	Suncor Energy, Inc.	297,631
16,600	Tamarack Valley Energy, Ltd.	65,869
403	TC Energy Corp.	22,732
2,244	TC Energy Corp.	126,606
13,400	Tidewater Midstream and Infrastructure, Ltd.	13,936
1,559	Torm plc*	13,393
25,140	TotalEnergies SE	1,275,395
7,730	Tourmaline Oil Corp.	356,198
64,721	Tullow Oil plc*	45,515
542	Verbio Vereinigte Bioenergie AG	41,923
5,883	Vermilion Energy, Inc.	123,543
24,351	Viva Energy Group, Ltd.(a)	42,447
17,452	Whitecap Resources, Inc.	144,363
31,393	Whitehaven Coal, Ltd.	96,543

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,594	Woodside Petroleum, Ltd.	$228,845
12,631	Z Energy, Ltd.	32,805

		13,799,666

Paper & Forest Products (0.7%):
2,718	Altri SGPS SA	18,103
3,429	Canfor Corp.*	70,665
600	Daiken Corp.	10,644
3,000	Daio Paper Corp.	38,762
8,317	Ence Energia y Celulosa S.A*	29,088
301	Hadera Paper, Ltd.	25,383
6,700	Hokuetsu Corp.	38,044
1,316	Holmen AB, Class B	73,469
4,627	Interfor Corp.	128,705
5,272	Metsa Board OYJ	53,220
6,167	Mondi plc	119,532
11,089	Navigator Co. SA (The)	41,266
4,800	Nippon Paper Industries Co., Ltd.	40,893
19,700	Oji Holdings Corp.	97,955
1,998	Stella-Jones, Inc.	60,052
9,661	Stora Enso OYJ, Registered Shares, Class R	189,004
2,882	Svenska Cellulosa AB SCA, Class B	55,986
600	Tokushu Tokai Paper Co., Ltd.	15,599
7,592	UPM-Kymmene OYJ	247,697
2,454	West Fraser Timber Co., Ltd.	201,935
24,618	Western Forest Products, Inc.	39,586

		1,595,588

Personal Products (0.6%):
495	Beiersdorf AG	52,008
8,700	Best World International, Ltd.*	8,732
304	Blackmores, Ltd.	16,950
800	Fancl Corp.	17,833
152	Interparfums SA	9,125
1,514	Jamieson Wellness, Inc.(a)	42,210
3,900	Kao Corp.	160,128
300	Kobayashi Pharmaceutical Co., Ltd.	24,055
200	Kose Corp.	20,921
10,500	L’occitane International SA	33,836
465	L’Oreal SA	186,098
1,600	Mandom Corp.	17,144
400	Milbon Co., Ltd.	17,935
600	Noevir Holdings Co., Ltd.	24,255
2,645	Ontex Group NV*	19,309
1,200	Pola Orbis Holdings, Inc.	15,617
1,600	Rohto Pharmaceutical Co., Ltd.	48,307
800	Shiseido Co., Ltd.	40,551
12,653	Unilever plc, ADR	576,597
1,324	Unilever plc	59,926
1,300	Ya-Man, Ltd.	12,176

		1,403,713

Pharmaceuticals (4.2%):
3,440	Alk Abello A/S*	75,760
15,687	Alliance Pharma plc	23,718
1,934	Almirall SA	24,519
2,600	Astellas Pharma, Inc.	40,765
4,345	AstraZeneca plc, ADR	288,247
491	Aurora Cannabis, Inc.*	1,956
1,145	Bausch Health Cos., Inc.*	26,163
1,200	Bausch Health Cos., Inc.*	27,418
10,652	Bayer AG, Registered Shares	728,679
900	Canopy Growth Corp.*	6,826
3,200	Chugai Pharmaceutical Co., Ltd.	107,036
900	Daiichi Sankyo Co., Ltd.	19,748
300	Daito Pharmaceutical Co., Ltd.	7,018
501	Dechra Pharmaceuticals plc	26,522

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
324	Dermapharm Holding SE	$20,707
1,000	Eisai Co., Ltd.	46,351
11,707	Faes Farma SA	47,369
700	Fuji Pharma Co., Ltd.	5,629
500	Fuso Pharmaceutical Industries. Ltd.	8,944
1,668	Galenica AG(a)	128,151
6,497	GlaxoSmithKline plc	140,075
14,120	GlaxoSmithKline plc, ADR	615,067
1,384	H. Lundbeck A/S	31,916
3,600	Haw Par Corp., Ltd.	30,772
1,551	Hikma Pharmaceuticals plc	41,721
800	Hisamitsu Pharmaceutical Co., Inc.	23,867
26,202	Indivior plc*	96,221
943	Ipsen SA	117,782
900	JCR Pharmaceuticals Co., Ltd.	16,507
1,000	Kaken Pharmaceutical Co., Ltd.	31,802
1,000	Kissei Pharmaceutical Co., Ltd.	20,853
900	Kyowa Kirin Co., Ltd.	20,884
166	Laboratorios Farmaceuticos Rovi SA	12,261
98,378	Mayne Pharma Group, Ltd.*	18,401
622	Merck KGaA	130,247
400	Mochida Pharmaceutical Co., Ltd.	12,229
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	20,357
300	Nippon Shinyaku Co., Ltd.	20,401
11,822	Novartis AG, Registered Shares	1,036,975
11,360	Novo Nordisk A/S, Class B	1,258,307
1,700	Ono Pharmaceutical Co., Ltd.	42,702
1,037	Orion OYJ	46,876
4,216	Orion OYJ, Class B	191,282
1,300	Otsuka Holdings Co., Ltd.	44,978
2,502	Recordati SpA	125,764
163	Roche Holding AG	71,278
4,734	Roche Holding AG	1,872,484
4,419	Sanofi	450,606
2,500	Santen Pharmaceutical Co., Ltd.	25,030
800	Sawai Group Holdings Co., Ltd.	29,257
1,300	Seikagaku Corp.	9,299
500	Shionogi & Co., Ltd.	30,712
3,200	Sumitomo Dainippon Pharma Co., Ltd.	31,606
800	Taisho Pharmaceutical Holdings Co., Ltd.	37,113
21,200	Takeda Pharmacuetical Co., Ltd.	606,840
3,519	Teva Pharmaceutical Industries, Ltd.*	33,156
13,869	Teva Pharmaceutical Industries, Ltd., ADR*	130,230
800	Torii Pharmaceutical Co., Ltd.	20,523
1,200	Towa Pharmaceutical Co., Ltd.	26,938
1,400	Tsumura & Co.	36,613
525	UCB SA	62,840
26,000	United Laboratories International Holdings, Ltd.	13,598
65	Vetoquinol SA	9,542
1,434	Vifor Pharma AG*	255,711
146	Virbac SA	58,250

		9,621,399

Professional Services (1.8%):
3,499	Adecco SA, Registered Shares	158,393
1,864	AFRY AB	37,404
573	Akka Technologies SA*	31,039
6,883	ALS, Ltd.	68,109
770	Altech Corp.	11,833
111	Amadeus Fire AG	17,721
1,825	Applus Services SA	15,060
200	Baycurrent Consulting, Inc.	72,524
1,100	Benefit One, Inc.	23,035

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
372	Bertrandt AG	$18,242
3,973	Bureau Veritas SA	113,466
26,624	Capita plc*	7,229
180	Danel Adir Yeoshua, Ltd.	33,159
1,445	DKSH Holding, Ltd.	121,324
900	en Japan, Inc.	21,629
5,711	Experian plc	220,204
1,200	FULLCAST Holdings Co., Ltd.	25,580
900	Funai Soken Holdings, Inc.	16,186
175	Groupe Crit	12,798
22,373	Hays plc	35,828
2,075	Intertek Group plc	141,676
3,227	Intertrust NV*(a)	70,063
4,646	IPH, Ltd.	27,429
300	IR Japan Holdings, Ltd.	10,451
1,000	Jac Recruitment Co., Ltd.	15,120
1,497	LifeWorks, Inc.	25,892
3,994	McMillan Shakespeare, Ltd.	35,669
500	Meitec Corp.	27,159
4,300	Nihon M&A Center, Inc.	59,765
3,000	Outsourcing, Inc.	30,951
8,516	Pagegroup plc	54,841
1,400	Pasona Group, Inc.	28,050
2,100	Persol Holdings Co., Ltd.	47,080
3,572	Randstad NV	214,370
7,800	Recruit Holdings Co., Ltd.	341,519
5,236	RELX plc, ADR	162,840
7,938	RELX plc	247,208
2,833	Ricardo plc	14,566
3,902	Robert Walters plc	35,647
2,331	RWS Holdings plc	11,322
77	SGS SA, Registered Shares	213,988
2,000	SMS Co., Ltd.	54,905
1,621	Stantec, Inc.	81,277
600	Stantec, Inc.	30,101
7,669	SThree plc	41,398
1,100	Tanseisha Co., Ltd.	7,175
2,900	Technopro Holdings, Inc.	77,927
780	Teleperformance	297,389
2,878	Thomson Reuters Corp.	313,270
1,065	Tinexta SpA	31,005
1,100	UT Group Co., Ltd.	27,721
3,630	Wolters Kluwer NV	386,358

		4,224,895

Real Estate Management & Development (2.4%):
697	Aedas Homes SA(a)	17,723
1,700	AEON Mall Co., Ltd.	22,614
206	AFI Properties, Ltd.	12,248
1,001	Airport City, Ltd.*	22,788
2,300	Airport Facilities Co., Ltd.	10,217
372	Allreal Holding AG	79,682
1,972	Alony Hetz Properties & Invest	32,639
492	Alrov Properties And Lodgings, Ltd.*	33,135
700	Altus Group, Ltd.	28,280
2,393	Amot Investments, Ltd.	17,925
2,116	Annehem Fastigheter AB*	6,741
7,879	Aroundtown SA	45,252
28,100	Ascendas India Trust	24,597
46,000	Asia Standard International Group, Ltd.	4,193
1,281	Atrium Ljungberg AB, Class B	26,081
233	Azrieli Group	20,450
210	Big Shopping Centers, Ltd.	32,494
116	Blue Square Real Estate, Ltd.	9,926
59	Brack Capital Properties NV*	9,848
3,700	Bukit Sembawang Estates, Ltd.	13,669

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
4,800	Capitaland Investment, Ltd. / Singapore*	$14,075
1,420	Castellum AB	35,038
626	Catena AB	37,881
2,946	Cedar Woods Properties, Ltd.	10,217
18,000	Chinese Estates Holdings, Ltd.	5,154
52,000	Chuang’s Consortium International, Ltd.	6,083
7,300	City Developments, Ltd.	42,269
1,684	Citycon OYJ	12,750
16,175	CK Asset Holdings, Ltd.	110,556
3,803	CLS Holdings plc	9,965
312	Colliers International Group	40,685
12,641	Corem Property Group AB, Class B	32,790
741	Corestate Capital Holding SA*	6,895
340,000	CSI Properties, Ltd.	8,436
900	Daibiru Corp.	16,214
1,000	Daito Trust Construction Co., Ltd.	106,117
8,200	Daiwa House Industry Co., Ltd.	214,266
887	Deutsche Euroshop AG	16,383
1,139	Dic Asset AG	18,197
2,651	Dios Fastigheter AB	28,686
1,450	DREAM Unlimited Corp.	57,768
145	Duniec Brothers, Ltd.	9,556
34,000	Emperor International Holdings	3,546
7,600	ESR Cayman, Ltd.*(a)	23,529
2,062	Fabege AB	30,428
74,718	Far East Consortium International, Ltd.	25,309
517	Fastighets AB Balder*	33,847
862	FastPartner AB, Class A	9,464
867	FirstService Corp.	125,611
11,092	Foxtons Group plc	6,224
16,000	Frasers Property, Ltd.	13,324
2,231	Gav-Yam Lands Corp., Ltd.	26,189
1,100	Goldcrest Co., Ltd.	15,138
17,039	Grainger plc	65,086
1,873	Grand City Properties SA	37,486
10,197	Great Eagle Holdings, Ltd.	24,743
17,100	GuocoLand, Ltd.	19,258
28,000	Hang Lung Group, Ltd.	59,329
29,984	Hang Lung Properties, Ltd.	60,328
1,200	Heiwa Real Estate Co., Ltd.	38,892
5,154	Helical plc	27,730
17,706	Henderson Land Development Co., Ltd.	73,510
37,840	HKR International, Ltd.	13,816
9,400	Ho Bee Land, Ltd.	20,214
18,500	Hong Fok Corp., Ltd.	11,753
5,700	Hongkong Land Holdings, Ltd.	27,806
2,049	Hufvudstaden AB	28,938
6,800	Hulic Co., Ltd.	61,065
11,000	Hysan Development Co., Ltd.	32,057
12,900	Ichigo, Inc.	33,164
242	Immobel SA	19,397
218	Ina Invest Holding AG*	4,537
1,253	Instone Real Estate Group AG(a)	23,462
29	Intershop Holdings AG	20,057
2,000	Invesque, Inc.*	2,840
164	Investis Holding SA	19,960
1,643	Israel Canada T.R, Ltd.	8,981
29,717	IWG plc*	101,441
25,000	K Wah International Holdings Ltd.	9,420
1,500	Katitas Co., Ltd.	41,273
22,225	Kerry Properties, Ltd.	62,632

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
1,455	Kojamo Oyj	$34,910
26,000	Kowloon Development Co., Ltd.	34,801
17,100	Lai Sun Development Co., Ltd.*	7,991
112,800	Landing International Development, Ltd.*	3,251
44,500	Langham Hospitality Investment*	5,160
944	LEG Immobilien SE	107,792
7,615	Lend Lease Group	63,272
883	Lifestyle Communities, Ltd.	11,087
8,000	Liu Chong Hing Investment, Ltd.	7,535
4,644	LSL Property Services plc	23,586
276	Mega Or Holdings, Ltd.	10,761
463	Melisron, Ltd.*	38,440
59,000	Mingfa Group International Co., Ltd.*	1,958
3,100	Mirainovate Co., Ltd.	4,393
4,800	Mitsubishi Estate Co., Ltd.	71,400
5,100	Mitsui Fudosan Co., Ltd.	109,132
9,306	Mivne Real Estate KD, Ltd.	36,368
255	Mobimo Holding AG, Registered Shares	81,274
100	Morguard Corp.	11,027
28,087	New World Development Co., Ltd.	114,052
1,539	Nexity SA	54,056
800	Nippon Commercial Development Co., Ltd.	12,352
1,700	Nisshin Group Holdings Co., Ltd.	6,434
2,200	Nomura Real Estate Holdings, Inc.	52,695
3,463	Nyfosa AB	49,379
17,900	Oue, Ltd.	17,432
54,608	Oxley Holdings, Ltd.	7,327
25,655	Pacific Century Premium Developments, Ltd.*	1,614
522	PATRIZIA AG	9,843
1,195	Platzer Fastigheter Holding AB, Class B	14,747
779	PSP Swiss Property AG	102,252
700	Raysum Co., Ltd.	5,292
3,244	Real Matters, Inc.*	13,806
2,300	Relo Group, Inc.	34,267
914	Sagax AB, Class B	27,663
7,058	Samhallsbyggnadsbolaget i Norden AB	31,448
1,200	SAMTY Co., Ltd.	21,548
5,801	Savills plc	84,304
1,875	Selvaag Bolig ASA	10,595
2,600	Shinoken Group Co., Ltd.	21,840
795	Shurgard Self Storage SA	49,356
100,800	Sinarmas Land, Ltd.	17,088
55,980	Sino Land Co., Ltd.	72,277
11,926	Sirius Real Estate, Ltd.	19,553
5,000	Soundwill Holdings, Ltd.	4,539
200	SRE Holdings Corp.*	5,515
1,800	Starts Corp., Inc.	35,270
2,500	Sumitomo Realty & Development Co., Ltd.	69,114
1,493	Summit Real Estate Holdings, Ltd.*	34,106
1,800	Sun Frontier Fudousan Co., Ltd.	15,427
5,921	Sun Hung Kai Properties, Ltd.	70,535
10,646	Swire Pacific, Ltd., Class A	64,967
17,500	Swire Pacific, Ltd., Class B	17,579
8,600	Swire Properties, Ltd.	21,323
2,643	Swiss Prime Site AG	260,586
2,596	TAG Immobilien AG	58,958
21,000	TAI Cheung Holdings, Ltd.	12,977
4,200	Takara Leben Co., Ltd.	10,272

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
2,900	Toc Co., Ltd.	$15,758
6,400	Tokyo Tatemono Co., Ltd.	95,865
17,000	Tokyu Fudosan Holdings Corp.	93,323
2,400	Tosei Corp.	22,864
4,220	Tricon Residential, Inc.	67,081
213	UBM Development AG	9,677
7,900	UOL Group, Ltd.	40,961
151	VGP NV	38,742
1,814	Vonovia SE	84,806
1,918	Wallenstam AB	27,761
6	Warteck Invest AG	15,378
6,203	Watkin Jones plc	20,843
9,829	Wharf Real Estate Investment Co., Ltd.	48,573
2,034	Wihlborgs Fastigheter AB	42,334
20,700	Wing Tai Holdings, Ltd.	27,287
16,000	Wing Tai Properties, Ltd.	8,579
148	YH Dimri Construction & Development, Ltd.	13,697
17	Zug Estates Holding AG	37,150

		5,479,472

Road & Rail (1.3%):
52,525	Aurizon Holdings, Ltd.	144,190
3,910	Canadian National Railway Co.	524,487
4,751	Canadian Pacific Railway, Ltd. ^	392,148
600	Central Japan Railway Co.	78,216
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	11,807
41,300	ComfortDelGro Corp., Ltd.	45,237
789	DSV PANALPINA A/S	150,897
1,300	East Japan Railway Co.	75,464
16,195	FirstGroup plc*	23,531
1,200	Fukuyama Transporting Co., Ltd.	35,731
3,244	Go-Ahead Group plc*	34,497
1,000	Hamakyorex Co., Ltd.	23,407
2,400	Hankyu Hanshin Holdings, Inc.	69,432
600	Hitachi Transport System, Ltd.	32,976
1,100	Ichinen Holdings Co., Ltd.	11,707
206	Jungfraubahn Holding AG, Registered Shares*	31,854
2,500	Keikyu Corp.	25,599
700	Keio Corp.	27,333
1,200	Keisei Electric Railway Co., Ltd.	33,403
1,500	Kintetsu Group Holdings Co., Ltd.	42,921
1,000	Kyushu Railway Co.	20,451
400	Maruzen Showa Unyu Co., Ltd.	10,349
7,711	MTR Corp., Ltd.	41,616
4,500	Mullen Group, Ltd.	48,096
2,300	Nagoya Railroad Co., Ltd.	40,751
1,600	Nankai Electric Railway Co., Ltd.	30,895
13,705	National Express Group plc*	41,819
2,200	Nikkon Holdings Co., Ltd.	36,786
1,800	Nippon Express Holdings Co., Ltd.	123,748
1,300	Nishi-Nippon Railroad Co., Ltd.	28,493
147	NTG Nordic Transport Group A/S*	8,867
2,000	Odakyu Electric Railway Co., Ltd.	33,215
11,036	Redde Northgate plc	62,357
500	Sakai Moving Service Co., Ltd.	17,302
2,300	Sankyu, Inc.	75,085
4,500	Seino Holdings Co., Ltd.	40,970
6,400	Senko Group Holdings Co., Ltd.	46,938
483	Sixt SE	36,268
368	Sixt SE*	49,689
1,000	Sotetsu Holdings, Inc.	18,724
31,768	Stagecoach Group plc*	44,333

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
278	Stef S.A.	$30,692
1,298	TFI International, Inc.	138,263
1,500	Tobu Railway Co., Ltd.	36,501
3,400	Tokyu Corp.	44,169
300	Tonami Holdings Co., Ltd.	9,213
3,913	Tourism Holdings, Ltd.*	7,736
400	Trancom Co., Ltd.	23,074
15,330	Transport International Holdings, Ltd.	24,950
1,600	West Japan Railway Co.	66,421

		3,052,608

Semiconductors & Semiconductor Equipment (2.0%):
1,500	Advantest Corp.	117,674
9,500	Aem Holdings, Ltd.	32,915
7,502	ams AG*	114,706
276	ASM International NV	100,036
7,219	ASM Pacific Technology, Ltd.	73,016
2,411	ASML Holding NV, NYS	1,610,379
1,796	BE Semiconductor Industries NV	152,867
25,000	BOE Varitronix, Ltd.	29,408
569	Camtek, Ltd./Israel*	17,587
300	Disco Corp.	83,696
185	Elmos Semiconductor SE	10,726
1,700	Ferrotec Holdings Corp.	37,529
438	First Sensor AG	23,586
4,818	Infineon Technologies AG	164,577
2,200	Japan Material Co., Ltd.	31,124
500	Lasertec Corp.	84,075
879	Melexis NV	80,894
800	Mimasu Semiconductor Industry	16,620
500	Mitsui High-Tec, Inc.	50,420
473	Nordic Semiconductor ASA*	12,097
241	Nova Measuring Instruments, Ltd.*	26,048
1,100	Optorun Co., Ltd.	18,863
9,700	Renesas Electronics Corp.*	112,259
700	ROHM Co., Ltd.	54,414
300	Rorze Corp.	29,799
900	Sanken Electric Co., Ltd.	38,036
500	SCREEN Holdings Co., Ltd.	49,928
300	Shindengen Electric Manufacturing Co., Ltd.	7,610
1,100	Shinko Electric Industries Co., Ltd.	51,952
992	Siltronic AG	101,926
162	Soitec*	30,390
5,416	STMicroelectronics NV	235,245
409	SUESS MicroTec SE*	7,205
4,600	SUMCO Corp.	75,488
1,000	Tokyo Electron, Ltd.	513,559
800	Tokyo Seimitsu Co., Ltd.	31,772
1,000	Towa Corp.	19,863
2,902	Tower Semiconductor, Ltd.*	140,457
1,200	Tri Chemical Laboratories, Inc.	27,929
144	u-blox Holding AG*	13,942
500	Ulvac, Inc.	25,538
24,700	UMS Holdings, Ltd.	22,270
1,200	Yamaichi Electronics Co., Ltd.	18,276

		4,496,701

Software (1.0%):
1,800	Access Co., Ltd.*	8,473
1,000	Altium, Ltd.	25,183
50	Atoss Software AG	9,877
1,040	AVEVA Group plc	33,197
4,889	BlackBerry, Ltd.*	36,257
10,573	Bravura Solutions, Ltd.	13,989
4,900	Broadleaf Co., Ltd.	14,787
1,757	Bytes Technology Group PLC	11,445

Shares		Value
Common Stocks, continued
Software, continued
500	Computer Engineering & Consulting, Ltd.	$5,224
101	Constellation Software, Inc.	172,670
464	Crayon Group Holding ASA*(a)	8,737
1,400	Cresco, Ltd.	22,378
1,200	Cybozu, Inc.	13,534
1,150	Dassault Systemes SE*	56,658
564	Descartes Systems Group, Inc.*	41,319
300	Digital Arts, Inc.	18,078
1,000	Enghouse Systems, Ltd.	31,616
1,966	F-Secure Oyj*	9,865
800	Fuji Soft, Inc.	40,221
8,509	Hansen Technology, Ltd.	36,507
690	Hilan, Ltd.	42,611
3,100	Infomart Corp.	16,604
16,011	Infomedia, Ltd.	16,232
7,858	Integrated Research, Ltd.*	4,291
3,230	IRESS, Ltd.	28,521
600	Justsystems Corp.	28,211
200	Kinaxis, Inc.*	26,179
1,140	Lectra	54,139
172	Linedata Services	7,930
1,195	Magic Software Enterprises, Ltd.	20,927
8,235	Micro Focus International plc, ADR	43,645
500	Miroku Jyoho Service Co., Ltd.	5,804
1,498	Nemetschek SE	145,295
340	Netcompany Group A/S*(a)	22,427
145	NICE Systems, Ltd.*	31,754
400	OBIC Business Consultants Co., Ltd.	13,908
3,485	Open Text Corp.	147,764
200	Open Text Corp.	8,482
400	Oracle Corp.	27,783
65	QT Group Oyj*	8,984
900	Rakus Co., Ltd.	12,045
7,104	Sage Group plc	65,134
2,503	SAP SE	279,254
1,391	SimCorp A/S	101,331
949	Sinch AB*(a)	6,429
1,484	Software AG	51,074
500	SRA Holdings	11,350
8,400	Systena Corp.	29,416
8,525	Technology One, Ltd.	72,207
1,295	Temenos AG	124,103
1,900	Trend Micro, Inc.	110,929
12,001	Vista Group International, Ltd.*	15,400
568	WiseTech Global, Ltd.	21,393
423	Xero, Ltd.*	32,030

		2,243,601

Specialty Retail (1.4%):
400	ABC-Mart, Inc.	15,069
16,866	Accent Group, Ltd.	21,371
10,400	Adairs, Ltd.	23,185
1,300	Adastria Co., Ltd.	20,301
900	Alpen Co., Ltd.	15,052
2,600	Aoki Holdings, Inc.	12,358
2,800	Aoyama Trading Co., Ltd.	15,392
3,236	AP Eagers, Ltd.	34,120
2,500	Autobacs Seven Co., Ltd.	27,529
613	Autocanada, Inc.*	17,767
2,300	BIC Camera, Inc.	20,394
4,193	Bilia AB, Class A	59,757
3,245	Byggmax Group AB	23,985
2,609	Carasso Motors, Ltd.	18,776
16,294	Card Factory plc*	9,684
3,919	Ceconomy AG	14,850
800	Chiyoda Co., Ltd.	4,813

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
18,000	Chow Sang Sang Holdings International, Ltd.	$20,809
31,200	Chow Tai Fook Jewellery Group, Ltd.	56,511
1,435	Clas Ohlson AB, Class B	16,324
4,700	DCM Holdings Co., Ltd.	40,587
860	Delek Automotive Systems, Ltd.	13,241
39,375	Dixons Carphone plc	46,830
2,720	Dufry AG, Registered Shares*	114,057
4,536	Dunelm Group plc	64,610
3,700	Edion Corp.	34,398
115,950	Esprit Holdings, Ltd.*	13,112
400	Fast Retailing Co., Ltd.	205,524
995	Fielmann AG	54,373
878	Fnac Darty SA	45,012
7,248	Frasers Group plc*	59,960
2,300	Geo Holdings Corp.	23,563
130,000	Giordano International, Ltd.	26,324
10,860	Halfords Group plc	35,008
7,186	Hennes & Mauritz AB, Class B	96,013
200	Hikari Tsushin, Inc.	22,784
634	Hornbach Holding AG & Co. KGaA	79,797
2,800	Idom, Inc.	16,655
5,629	Industria de Diseno Textil SA	122,464
3,564	JB Hi-Fi, Ltd.	143,840
40,720	JD Sports Fashion plc*	78,840
700	JINS Holdings, Inc.	32,992
1,500	Joshin Denki Co., Ltd.	23,535
26,469	Kathmandu Holdings, Ltd.	24,882
1,700	Keiyo Co., Ltd.	12,385
744	Kid ASA(a)	8,699
27,700	Kingfisher plc	92,427
900	Kohnan Shoji Co., Ltd.	25,697
1,600	Komeri Co., Ltd.	34,408
5,800	K’s Holding Corp.	59,915
1,766	Leon’s Furniture, Ltd.	31,491
19,046	Lookers plc*	23,026
14,000	Luk Fook Holdings International, Ltd.	34,054
531	Maisons du Monde SA(a)	10,166
2,347	Matas A/S	33,473
1,681	Mekonomen AB*	19,756
2,955	Mobilezone Holding AG	52,193
234	Musti Group OYJ	6,179
600	Nextage Co., Ltd.	10,844
3,966	Nick Scali, Ltd.	33,438
1,900	Nishimatsuya Chain Co., Ltd.	24,484
400	Nitori Co., Ltd.	50,241
1,800	Nojima Corp.	33,967
28,290	Oriental Watch Holdings	15,014
76,677	Pendragon plc*	28,293
19,618	Pets At Home Group plc	92,817
2,736	Premier Investments, Ltd.	55,592
600	Shimamura Co., Ltd.	53,330
800	Sleep Country Canada Holdings, Inc.(a)	18,694
8,071	Super Retail Group, Ltd.	61,826
3,968	Superdry plc*	8,316
900	T-Gaia Corp.	12,064
2,400	USS Co., Ltd.	40,374
240	Valora Holding AG*	44,819
13,891	Vertu Motors plc	11,794
8,200	VT Holdings Co., Ltd.	29,914
2,797	Watches of Switzerland Group plc*(a)	41,466
1,871	WHSmith plc*	35,016
8,059	Wickes Group plc	19,433
300	Workman Co., Ltd.	12,226

Shares		Value
Common Stocks, continued
Specialty Retail, continued
800	World Co., Ltd.	$8,078
700	Xebio Holdings Co., Ltd.	5,413
2,913	XXL ASA(a)	3,688
15,400	Yamada Holdings Co., Ltd.	47,908
800	Yellow Hat, Ltd.	10,271

		3,119,637

Technology Hardware, Storage & Peripherals (0.5%):
3,000	Brother Industries, Ltd.	54,640
4,400	Canon, Inc.	107,125
700	EIZO Corp.	20,578
1,800	Elecom Co., Ltd.	21,636
1,300	FUJIFILM Holdings Corp.	79,543
16,000	Konica Minolta, Inc.	67,500
1,323	Logitech International SA, Class R	98,065
1,114	Logitech International SA, Class R	82,191
1,900	Maxell Holdings, Ltd.	18,668
4,000	Mcj Co., Ltd.	30,383
3,200	NEC Corp.	134,267
12,000	PC Partner Group, Ltd.	17,427
1,935	Quadient	36,343
65,000	Razer, Inc.*(a)	21,142
7,800	Ricoh Co., Ltd.	67,682
600	Roland Dg Corp.	16,472
2,197	S&T AG^	41,043
7,600	Seiko Epson Corp.	113,964
900	Toshiba Tec Corp.	36,146
4,400	Wacom Co., Ltd.	33,791

		1,098,606

Textiles, Apparel & Luxury Goods (1.9%):
1,176	Adidas AG	274,577
3,137	Aritzia, Inc.*	128,065
3,400	Asics Corp.	65,583
1,383	Brunello Cucinelli SpA*	80,715
4,693	Burberry Group plc	102,463
364	Calida Holding AG	20,047
600	Canada Goose Holdings, Inc.*	15,768
408	Canada Goose Holdings, Inc.*	10,743
2,481	Cie Financiere Richemont SA	314,762
35,102	Coats Group plc	35,212
485	Delta-Galil Industries, Ltd.	33,124
1,146	EssilorLuxottica SA	209,168
449	Fox Wizel, Ltd.	71,811
1,142	Gildan Activewear, Inc.	42,802
2,431	Gildan Activewear, Inc.	91,192
400	Goldwin, Inc.	20,258
900	Gunze, Ltd.	27,531
189	Hermes International SA	268,037
2,296	Hugo Boss AG	133,637
504	Kering	318,332
1,500	Komatsu Matere Co., Ltd.	17,264
700	Kurabo Industries, Ltd.	10,051
1,705	LVMH Moet Hennessy Louis Vuitton SA	1,213,911
1,945	Moncler SpA	108,302
3,560	New Wave Group AB	57,606
5,000	Onward Holdings Co., Ltd.	10,435
12,688	Ovs SpA*(a)	27,412
44,000	Pacific Textiles Holdings, Ltd.	20,363
2,314	Pandora A/S	218,966
5,300	Prada SpA	33,503
1,281	Puma SE	109,325
687	Salvatore Ferragamo SpA*	12,971
2,100	Sankyo Seiko Co., Ltd.	8,973
500	Sanyo Shokai, Ltd.*	3,120
1,000	Seiren Co., Ltd.	18,117

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
17,500	Stella International Holdings, Ltd.	$16,980
383	Swatch Group AG (The), Class B	108,850
686	Swatch Group AG (The), Registered Shares	37,254
2,999	Ted Baker plc*	5,030
60,000	Texwinca Holdings, Ltd.	11,128
404	Tod’s SpA*	18,082
3,200	Tsi Holdings Co., Ltd.	8,759
5,500	Unitika, Ltd.*	13,053
377	Van de Velde NV	16,083
2,000	Wacoal Holdings Corp.	30,114
33,514	Yue Yuen Industrial Holdings, Ltd.*	53,909

		4,453,388

Thrifts & Mortgage Finance (0.2%):
1,484	Aareal Bank AG	46,624
1,900	Aruhi Corp.	15,503
3,618	Deutsche Pfandbriefbank AG(a)	44,008
830	Equitable Group, Inc.	47,635
1,100	Firm Capital Mortgage Investment Corp.	12,514
16,190	Genworth Mortgage Insurance AU	34,740
2,112	Home Capital Group, Inc.	64,205
4,912	MyState, Ltd.	18,339
9,478	OSB Group plc	69,881
10,978	Paragon Banking Group plc	71,621
3,600	Timbercreek Financial Corp.	27,331

		452,401

Tobacco (0.5%):
12,168	British American Tobacco plc	508,849
18,912	Imperial Brands plc, Class A	398,138
11,800	Japan Tobacco, Inc.	202,027
3,118	Scandinavian Tobacco Group A/S(a)	66,397
7,177	Swedish Match AB*	54,011

		1,229,422

Trading Companies & Distributors (2.1%):
3,367	AddTech AB, Class B	64,603
1,000	Alconix Corp.	11,420
1,271	Alligo AB, Class B	18,701
3,638	Ashtead Group plc	229,290
653	BayWa AG	30,512
2,058	Beijer Ref AB	37,258
1,271	Bergman & Beving AB	18,990
8,100	BOC Aviation, Ltd.(a)	63,642
313	Bossard Holding AG	73,229
2,847	Brenntag AG	230,174
1,375	Bufab AB	48,713
4,067	Bunzl plc	158,097
70,000	China Strategic Holdings, Ltd.*	320
500	Chori Co., Ltd.	7,192
400	Daiichi Jitsugyo Co., Ltd.	13,996
2,137	Diploma plc	73,476
4,000	Doman Building Materials Group, Ltd.	25,568
13,124	Electrocomponents plc	185,541
2,293	Ferguson plc	311,194
5,100	Finning International, Inc.	153,571
7,815	Grafton Group plc	100,447
1,700	Hanwa Co., Ltd.	44,965
700	Hardwoods Distribution, Inc.	20,440
15,263	Howden Joinery Group plc	153,059
1,257	IMCD NV	213,695
1,800	Inaba Denki Sangyo Co., Ltd.	36,524
1,800	Inabata & Co., Ltd.	30,334
2,319	Indutrade AB	58,267
12,500	Itochu Corp.	424,095

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
616	Jacquet Metals SA	$13,308
500	Japan Pulp & Paper Co., Ltd.	15,915
700	Kamei Corp.	5,775
900	Kanaden Corp.	7,307
1,700	Kanamoto Co., Ltd.	27,809
3,100	Kanematsu Corp.	33,990
2,972	Kloeckner & Co. SE*	40,127
7,500	Marubeni Corp.	87,514
1,500	Mitani Corp.	22,739
4,700	Mitsubishi Corp.	177,116
6,300	Mitsui & Co., Ltd.	171,638
3,600	MonotaRo Co., Ltd.	77,159
4,300	Nagase & Co., Ltd.	63,849
600	Nichiden Corp.	10,569
500	Nippon Steel Trading Corp.	21,691
1,200	Nishio Rent All Co., Ltd.	27,366
700	Onoken Co., Ltd.	8,827
1,494	Reece, Ltd.	21,071
9,256	Rexel SA	197,153
1,992	Richelieu Hardware, Ltd.	72,573
1,404	Russel Metals, Inc.	37,200
600	Senshu Electric Co., Ltd.	28,687
2,458	Seven Group Holdings, Ltd.	38,704
6,300	Sojitz Corp.	103,951
409	Solar A/S	45,107
17,864	Speedy Hire plc	12,636
6,600	Sumitomo Corp.	114,466
117	Thermador Groupe	12,212
2,072	Toromont Industries, Ltd.	196,442
1,900	Toyota Tsushu Corp.	78,192
7,192	Travis Perkins plc	116,116
1,000	Trusco Nakayama Corp.	19,567
800	Wajax Corp.	12,646
2,700	Wakita & Co., Ltd.	22,067
2,700	Yamazen Corp.	20,821
800	Yuasa Trading Co., Ltd.	18,941

		4,818,564

Transportation Infrastructure (0.4%):
242	Aena SME SA*(a)	40,083
260	Aeroports de Paris*	38,933
2,461	Atlantia SpA*	51,171
9,330	Atlas Arteria, Ltd.	45,371
8,117	Auckland International Airport, Ltd.*	43,877
671	Flughafen Zuerich AG*	120,442
1,124	Fraport AG*	62,527
2,198	Getlink SE	39,579
1,618	Hamburger Hafen und Logistik AG	28,851
182,200	Hutchison Port Holdings Trust	44,412
1,940	James Fisher & Sons plc*	8,810
400	Japan Airport Terminal Co., Ltd.*	18,181
2,600	Kamigumi Co., Ltd.	46,812
1,400	Mitsubishi Logistics Corp.	34,710
400	Nissin Corp.	5,335
5,399	Port of Tauranga, Ltd.	23,037
32,939	Qube Holdings, Ltd.	76,514
2,100	Sumitomo Warehouse Co., Ltd. (The)	39,475
10,150	Transurban Group	102,230
2,729	Westshore Terminals Investment Corp.	72,329

		942,679

Water Utilities (0.1%):
4,740	Pennon Group plc	66,804
2,187	Severn Trent plc	88,260
45,000	Siic Environment Holdings, Ltd.	7,283

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Water Utilities, continued
5,391	United Utilities Group plc	$79,445

		241,792

Wireless Telecommunication Services (1.3%):
1,292	1&1 AG	28,952
3,670	Cellcom Israel, Ltd.*	21,133
5,583	Freenet AG	149,637
88,000	Hutchison Telecommunications Holdings, Ltd.	14,131
15,000	KDDI Corp.	492,775
5,186	Millicom International Cellular SA, SDR*^	131,122
1,000	Okinawa Cellular Telephone Co.	40,474
1,324	Orange Belgium SA	28,104
5,106	Partner Communications Co.*	42,353
1,708	Rogers Communications, Inc., Class B	96,929
1,900	Rogers Communications, Inc., Class B	107,555
35,000	Smartone Telecommunications Ho	18,652
9,900	Softbank Corp.	115,728
19,200	SoftBank Group Corp.	863,703
21,800	StarHub, Ltd.	20,710
10,728	Tele2 AB	162,036
359,104	Vodafone Group plc	589,060

		2,923,054

Total Common Stocks (Cost $190,315,204)		225,510,660

Preferred Stocks (0.4%):
Automobiles (0.3%):
920	Bayerische Motoren Werke AG (BMW), 2.74%, 5/15/20	71,281
1,645	Porsche Automobil Holding SE, 2.52%, 5/20/20	159,345
2,865	Volkswagen AG, 3.11%, 5/8/20	495,337

		725,963

Household Products (0.1%):
588	Henkel AG & Co. KGaA, 3.06%, 4/21/20	39,374

Total Preferred Stocks (Cost $757,846)		765,337

Contracts		Value
Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23	—

Total Warrant (Cost $–)		—

Shares		Value
Right (0.0%†):
Real Estate Management & Development (0.0%†):
1,173	CA Immobilien Anla, Expires on 12/31/49*(b)	—

Total Right (Cost $–)		—

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.9%):
2,119,584	BlackRock Liquidity FedFund, Institutional Class , 0.03%(c)(d)	2,119,584

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,119,584)		2,119,584

Shares		Value
Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
490,426	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(d)	$490,426

Total Unaffiliated Investment Company (Cost $490,426)		490,426

Total Investment Securities (Cost $193,683,060) - 100.0%		228,886,007
Net other assets (liabilities) - 0.0%†		111,085

Net Assets - 100.0%		$228,997,092

Percentages indicated are based on net assets as of March 31, 2022.

ADR	-	American Depositary Receipt
NYS	-	New York Shares
SDR	-	Swedish Depositary Receipt

*	Non-income producing security.
†	Represents less than 0.05%.
^	This security or a partial position of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $1,935,669.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(d)	The rate represents the effective yield at March 31, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2022:

(Unaudited)

Country	Percentage
Australia	7.0%
Austria	0.5%
Belgium	1.1%
Bermuda	—%†
Cambodia	—%†
Canada	11.8%
Cayman Islands	—%†
China	0.1%
Colombia	—%†
Denmark	2.2%
Egypt	—%†
European Community	—%†
Faroe Islands	—%†
Finland	1.5%
France	7.1%
Germany	6.7%
Hong Kong	2.2%
India	—%†
Ireland	1.0%
Isle of Man	0.1%
Israel	1.2%
Italy	2.1%
Japan	21.5%
Jersey	—%†
Liechtenstein	—%†
Luxembourg	0.6%
Malta	—%†
Mexico	—%†
Netherlands	4.4%
New Zealand	0.4%
Norway	0.8%
Peru	—%†
Portugal	0.2%
Russian Federation	—%†
Singapore	1.0%
Spain	2.2%
Sweden	3.1%
Switzerland	8.3%
United Arab Emirates	—%†
United Kingdom	11.6%
United States	1.3%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.5%):
1,210	AAR Corp.*	$58,600
2,968	Aerojet Rocketdyne Holdings, Inc.*	116,791
358	AeroVironment, Inc.*	33,702
712	Astronics Corp.*	9,206
415	Astronics Corp., Class B*	5,345
908	Axon Enterprise, Inc.*	125,059
3,878	Boeing Co. (The)*	742,637
2,720	BWX Technologies, Inc.	146,499
685	CPI Aerostructures, Inc.*	2,021
914	Curtiss-Wright Corp.	137,246
625	Ducommun, Inc.*	32,744
1,727	General Dynamics Corp.	416,518
569	HEICO Corp.	87,364
769	HEICO Corp., Class A	97,532
2,189	Hexcel Corp.	130,180
5,511	Howmet Aerospace, Inc.	198,065
990	Huntington Ingalls Industries, Inc.	197,446
2,947	Kratos Defense & Security Solutions, Inc.*	60,355
1,383	L3harris Technologies, Inc.	343,634
3,238	Lockheed Martin Corp.	1,429,253
1,378	Mercury Systems, Inc.*	88,812
913	Moog, Inc., Class A	80,161
343	National Presto Industries, Inc.	26,394
1,391	Northrop Grumman Corp.	622,083
953	Park Aerospace Corp., Class C	12,437
1,871	Parsons Corp.*	72,408
10,908	Raytheon Technologies Corp.	1,080,656
2,265	Spirit AeroSystems Holdings, Inc., Class A	110,736
2,800	Textron, Inc.	208,264
521	TransDigm Group, Inc.*	339,452
337	Vectrus, Inc.*	12,085

		7,023,685

Air Freight & Logistics (0.8%):
2,159	Air Transport Services Group, Inc.*	72,219
464	Atlas Air Worldwide Holdings, Inc.*	40,076
2,301	C.H. Robinson Worldwide, Inc.	247,841
2,787	Expeditors International of Washington, Inc.	287,507
3,416	FedEx Corp.	790,428
619	Forward Air Corp.	60,526
1,805	GXO Logistics, Inc.*	128,769
766	Hub Group, Inc., Class A*	59,143
3,266	Radiant Logistics, Inc.*	20,804
8,651	United Parcel Service, Inc., Class B	1,855,293
2,834	XPO Logistics, Inc.*	206,315

		3,768,921

Airlines (0.3%):
2,670	Alaska Air Group, Inc.*	154,887
229	Allegiant Travel Co.*	37,187
9,299	American Airlines Group, Inc.*	169,707
841	Copa Holdings SA, Class A*	70,341
9,886	Delta Air Lines, Inc.*	391,189
1,057	Hawaiian Holdings, Inc.*	20,823
9,359	JetBlue Airways Corp.*	139,917
1,602	SkyWest, Inc.*	46,218
5,986	Southwest Airlines Co.*	274,159
2,445	Spirit Airlines, Inc.*	53,472
3,464	United Airlines Holdings, Inc.*	160,591

		1,518,491

Auto Components (0.4%):
2,780	Adient plc*	113,341
4,269	American Axle & Manufacturing Holdings, Inc.*	33,128

Shares		Value
Common Stocks, continued
Auto Components, continued
1,883	Aptiv plc*	$225,414
2,666	Autoliv, Inc.	203,789
6,004	BorgWarner, Inc.	233,556
1,256	Cooper-Standard Holdings, Inc.*	11,015
3,513	Dana, Inc.	61,723
687	Dorman Products, Inc.*	65,286
798	Fox Factory Holding Corp.*	78,164
6,025	Gentex Corp.	175,749
799	Gentherm, Inc.*	58,359
6,635	Goodyear Tire & Rubber Co. (The)*	94,814
1,365	Horizon Global Corp.*	7,794
578	LCI Industries	60,002
1,505	Lear Corp.	214,598
3,637	Modine Manufacturing Co.*	32,769
1,190	Motorcar Parts of America, Inc.*	21,218
856	Patrick Industries, Inc.	51,617
616	Standard Motor Products, Inc.	26,574
587	Stoneridge, Inc.*	12,186
275	Strattec Security Corp.*	10,249
1,349	Tenneco, Inc.*	24,714
3,249	Veoneer, Inc.*	120,051
517	Visteon Corp.*	56,420
1,621	VOXX International Corp.*	16,161

		2,008,691

Automobiles (1.1%):
31,520	Ford Motor Co.	533,003
20,655	General Motors Co.*	903,450
4,049	Harley-Davidson, Inc.	159,531
3,384	Tesla, Inc.*	3,646,598
1,289	Thor Industries, Inc.	101,444
729	Winnebago Industries, Inc.	39,388

		5,383,414

Banks (5.3%):
859	1st Source Corp.	39,729
504	ACNB Corp.	17,615
954	Allegiance Bancshares, Inc.	42,625
661	American National Bankshares, Inc.	24,906
1,776	Ameris Bancorp	77,931
704	Ames National Corp.	17,501
1,015	Arrow Financial Corp.	32,906
3,325	Associated Banc-Corp.	75,677
2,280	Atlantic Union Bankshares Corp.	83,653
2,056	Banc of California, Inc.	39,804
646	BancFirst Corp.	53,754
2,831	Bancorp, Inc. (The)*	80,202
52,973	Bank of America Corp.	2,183,547
1,028	Bank of Hawaii Corp.	86,270
724	Bank of Marin Bancorp	25,391
1,592	Bank of NT Butterfield & Son, Ltd. (The)	57,121
3,554	Bank OZK	151,756
2,950	BankUnited, Inc.	129,682
1,129	Banner Corp.	66,080
433	Bar Harbor Bankshares	12,392
842	BCB Bancorp, Inc.	15,366
1,898	Berkshire Hills Bancorp, Inc.	54,985
1,565	BOK Financial Corp.	147,032
2,707	Brookline Bancorp, Inc.	42,825
977	Byline BanCorp, Inc.	26,066
74	C&F Financial Corp.	3,708
4,719	Cadence Bank	138,078
843	Camden National Corp.	39,655
489	Capital City Bank Group, Inc.	12,890
2,132	Cathay General Bancorp	95,407
1,225	CBTX, Inc.	37,975
1,402	Central Pacific Financial Corp.	39,116

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
933	Central Valley Community Bancorp	$21,786
377	Chemung Financial Corp.	17,602
20,877	Citigroup, Inc.	1,114,832
943	Citizens & Northern Corp.	22,990
5,111	Citizens Financial Group, Inc.	231,682
552	Citizens Holding Co.	10,654
365	City Holding Co.	28,725
938	Civista Bancshares, Inc.	22,606
735	CNB Financial Corp.	19,345
85	Codorus Valley Bancorp, Inc.	1,870
56	Colony Bankcorp, Inc.	1,046
2,267	Columbia Banking System, Inc.	73,156
3,274	Comerica, Inc.	296,068
3,042	Commerce Bancshares, Inc.	217,777
1,393	Community Bank System, Inc.	97,719
517	Community Trust Bancorp, Inc.	21,300
1,154	ConnectOne Bancorp, Inc.	36,940
1,311	Cullen/Frost Bankers, Inc.	181,455
1,643	Customers Bancorp, Inc.*	85,666
4,350	CVB Financial Corp.	100,963
1,876	Dime Community Bancshares, Inc.	64,853
1,065	Eagle Bancorp, Inc.	60,716
3,269	East West Bancorp, Inc.	258,316
820	Enterprise Financial Services Corp.	38,794
682	Equity Bancshares, Inc.	22,035
312	Evans Bancorp, Inc.	11,856
8,341	F.N.B. Corp.	103,845
1,329	Farmers National Banc Corp.	22,673
1,408	FB Financial Corp.	62,543
9,314	Fifth Third Bancorp	400,875
1,053	Financial Institutions, Inc.	31,727
6,611	First BanCorp	86,736
814	First Bancorp, Inc. (The)	24,485
1,262	First Bancorp/Southern Pines NC	52,714
611	First Bancshares, Inc. (The)	20,566
1,378	First Busey Corp.	34,919
664	First Business Financial Services, Inc.	21,786
363	First Citizens BancShares, Inc., Class A	241,613
2,520	First Commonwealth Financial Corp.	38,203
512	First Community Bankshares	14,444
3,105	First Financial Bancorp	71,570
3,432	First Financial Bankshares, Inc.	151,420
536	First Financial Corp.	23,198
733	First Financial Northwest, Inc.	12,542
1,155	First Foundation, Inc.	28,055
1,512	First Hawaiian, Inc.	42,170
12,573	First Horizon Corp.	295,340
3,226	First Interstate BancSystem, Inc., Class A	118,620
1,606	First Merchants Corp.	66,810
660	First Mid Bancshares, Inc.	25,403
1,573	First of Long Island Corp. (The)	30,611
1,741	First Republic Bank	282,216
2,253	Flushing Financial Corp.	50,355
5,044	Fulton Financial Corp.	83,831
769	German American Bancorp, Inc.	29,214
3,614	Glacier Bancorp, Inc.	181,712
397	Great Southern Bancorp, Inc.	23,427
2,782	Hancock Whitney Corp.	145,081
2,408	Hanmi Financial Corp.	59,261
1,642	HarborOne Bancorp, Inc.	23,021
43	Hawthorn Bancshares, Inc.	1,087
1,853	Heartland Financial USA, Inc.	88,629
1,197	Heritage Financial Corp.	29,997

Shares		Value
Common Stocks, continued
Banks, continued
2,010	Hertiage Commerce Corp.	$22,612
2,750	Hilltop Holdings, Inc.	80,850
4,922	Home Bancshares, Inc.	111,237
484	Hometrust Bancshares, Inc.	14,293
4,470	Hope BanCorp, Inc.	71,878
1,071	Horizon Bancorp, Inc.	19,996
17,788	Huntington Bancshares, Inc.	260,061
1,236	Independent Bank Corp.	100,969
855	Independent Bank Corp.	18,810
1,169	Independent Bank Group, Inc.	83,186
1,836	International Bancshares Corp.	77,498
7,175	Investors Bancorp, Inc.	107,123
31,004	JPMorgan Chase & Co.	4,226,465
13,247	KeyCorp	296,468
1,465	Lakeland Bancorp, Inc.	24,465
582	Lakeland Financial Corp.	42,486
552	Landmark Bancorp, Inc.	14,534
712	LCNB Corp.	12,503
1,274	Live Oak Bancshares, Inc.	64,834
1,471	M&T Bank Corp.	249,334
2,571	Macatawa Bank Corp.	23,165
472	Mercantile Bank Corp.	16,718
241	Midland States BanCorp, Inc.	6,955
638	MidWestone Financial Group, Inc.	21,118
702	National Bank Holdings Corp.	28,277
514	National Bankshares, Inc.	19,116
1,264	NBT Bancorp, Inc.	45,668
373	Nicolet Bankshares, Inc.*	34,902
510	Northrim Bancorp, Inc.	22,221
511	Norwood Financial Corp.	14,609
2,292	OFG Bancorp	61,059
440	Ohio Valley Banc Corp.	13,288
9,356	Old National Bancorp	153,251
2,225	Old Second Bancorp, Inc.	32,285
550	Origin Bancorp, Inc.	23,259
638	Orrstown Financial Services, Inc.	14,629
2,518	Pacific Premier Bancorp, Inc.	89,011
2,447	PacWest Bancorp	105,539
467	Park National Corp.	61,354
1,165	Peapack-Gladstone Financial Corp.	40,484
546	Penns Woods Bancorp, Inc.	13,339
608	Peoples Bancorp of North Carolina, Inc.	17,450
1,117	Peoples Bancorp, Inc.	34,973
11,228	People’s United Financial, Inc.	224,448
1,752	Pinnacle Financial Partners, Inc.	161,324
3,044	PNC Financial Services Group, Inc. (The)	561,466
1,986	Popular, Inc.	162,336
432	Preferred Bank Los Angeles	32,007
707	Primis Financial Corp.	9,884
2,191	Prosperity Bancshares, Inc.	152,012
606	QCR Holdings, Inc.	34,294
487	Rbb BanCorp	11,440
13,669	Regions Financial Corp.	304,272
1,373	Renasant Corp.	45,927
917	Republic Bancorp, Inc., Class A	41,210
869	S&T Bancorp, Inc.	25,705
148	Salisbury Bancorp, Inc.	8,288
1,366	Sandy Spring Bancorp, Inc.	61,361
1,366	Seacoast Banking Corp of Florida	47,837
1,110	ServisFirst Bancshares, Inc.	105,772
1,113	Shore Bancshares, Inc.	22,794
1,028	Sierra Bancorp	25,679
784	Signature Bank	230,096

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
3,102	Simmons First National Corp., Class A	$81,334
950	Southside Bancshares, Inc.	38,788
2,032	SouthState Corp.	165,791
527	Stock Yards Bancorp, Inc.	27,878
557	Summit Financial Group, Inc.	14,254
702	SVB Financial Group*	392,734
3,723	Synovus Financial Corp.	182,427
1,633	Texas Capital Bancshares, Inc.*	93,587
490	Tompkins Financial Corp.	38,352
2,209	TowneBank	66,137
820	TriCo Bancshares	32,825
959	Tristate Capital Holdings, Inc.*	31,868
1,001	Triumph BanCorp, Inc.*	94,114
9,462	Truist Financial Corp.	536,495
1,695	Trustmark Corp.	51,511
14,586	U.S. Bancorp	775,246
1,375	UMB Financial Corp.	133,595
6,312	Umpqua Holdings Corp.	119,044
3,681	United Bankshares, Inc.	128,393
1,942	United Community Banks, Inc.	67,582
1,190	United Security Bancshares	9,877
42	Unity Bancorp, Inc.	1,175
850	Univest Financial Corp.	22,746
9,343	Valley National Bancorp	121,646
501	Washington Trust Bancorp	26,302
4,942	Webster Financial Corp.	277,345
29,728	Wells Fargo & Co.	1,440,619
1,645	WesBanco, Inc.	56,522
1,062	West BanCorp, Inc.	28,897
685	Westamerica BanCorp	41,442
2,129	Western Alliance Bancorp	176,324
1,524	Wintrust Financial Corp.	141,625
3,716	Zions Bancorp	243,621

		24,753,616

Beverages (1.3%):
145	Boston Beer Co., Inc. (The), Class A*	56,328
1,105	Brown-Forman Corp., Class A	69,328
3,136	Brown-Forman Corp., Class B	210,175
374	Celsius Holdings, Inc.*	20,637
33,998	Coca-Cola Co. (The)	2,107,876
179	Coca-Cola Consolidated, Inc.	88,936
919	Constellation Brands, Inc., Class C	211,664
4,758	Keurig Dr Pepper, Inc.	180,328
615	MGP Ingredients, Inc.	52,638
3,243	Molson Coors Brewing Co., Class B	173,111
2,382	Monster Beverage Corp.*	190,322
1,621	National Beverage Corp.	70,514
15,698	PepsiCo, Inc.	2,627,531

		6,059,388

Biotechnology (2.3%):
489	2Seventy Bio, Inc.*	8,342
18,635	AbbVie, Inc.	3,020,920
2,144	ACADIA Pharmaceuticals, Inc.*	51,928
3,964	Adverum Biotechnologies, Inc.*	5,193
436	Agios Pharmaceuticals, Inc.*	12,692
7,184	Akebia Therapeutics, Inc.*	5,157
1,908	Alector, Inc.*	27,189
1,012	Alkermes plc*	26,626
2,313	Allogene Therapeutics, Inc.*	21,071
471	Alnylam Pharmaceuticals, Inc.*	76,910
5,188	Amgen, Inc.	1,254,562
955	AnaptysBio, Inc.*	23,627
990	Arcus Biosciences, Inc.*	31,244
920	Arrowhead Pharmaceuticals, Inc.*	42,311
1,907	Atara Biotherapeutics, Inc.*	17,716

Shares		Value
Common Stocks, continued
Biotechnology, continued
1,428	Biogen, Inc.*	$300,737
835	Biohaven Pharmaceutical Holding Co., Ltd.*	99,006
2,087	BioMarin Pharmaceutical, Inc.*	160,908
1,469	Bluebird Bio, Inc.*	7,125
1,208	Blueprint Medicines Corp.*	77,167
723	CareDx, Inc.*	26,744
1,101	Celldex Therapeutics, Inc.*	37,500
718	Concert Pharmaceuticals, Inc.*	2,420
906	CRISPR Therapeutics AG*	56,870
1,534	Denali Therapeutics, Inc.*	49,349
233	Eagle Pharmaceuticals, Inc.*	11,531
1,370	Editas Medicine, Inc.*	26,057
1,656	Emergent BioSolutions, Inc.*	67,995
585	Enanta Pharmaceuticals, Inc.*	41,640
1,700	Exact Sciences Corp.*	118,864
6,966	Exelixis, Inc.*	157,919
567	Fate Therapeutics, Inc.*	21,983
522	Fibrogen, Inc.*	6,274
1,432	G1 Therapeutics, Inc.*	10,883
17,292	Gilead Sciences, Inc.	1,028,009
852	Global Blood Therapeutics, Inc.*	29,513
779	Glycomimetics Industries*	888
2,867	Halozyme Therapeutics, Inc.*	114,336
1,961	Incyte Corp.*	155,743
961	Intellia Therapeutics, Inc.*	69,836
1,964	Ionis Pharmaceuticals, Inc.*	72,747
2,315	Iovance Biotherapeutics, Inc.*	38,545
2,568	Ironwood Pharmaceuticals, Inc.*	32,305
275	Karuna Therapeutics, Inc.*	34,867
200	Kodiak Sciences, Inc.*	1,544
1,263	Kura Oncology, Inc.*	20,309
757	Kymera Therapeutics, Inc.*	32,036
340	Ligand Pharmaceuticals, Inc.*	38,247
1,449	Macrogenics, Inc.*	12,766
194	Madrigal Pharmaceuticals, Inc.*	19,035
710	Mirati Therapeutics, Inc.*	58,376
4,559	Moderna, Inc.*	785,333
2,351	Myriad Genetics, Inc.*	59,245
876	Natera, Inc.*	35,636
715	Neurocrine Biosciences, Inc.*	67,031
464	Novavax, Inc.*^	34,174
10,235	OPKO Health, Inc.*	35,208
9,565	PDL BioPharma, Inc.*	32,808
1,720	Prothena Corp. plc*	62,900
1,210	Regeneron Pharmaceuticals, Inc.*	845,088
895	REGENXBIO, Inc.*	29,705
440	Repligen Corp.*	82,760
1,053	Rhythm Pharmaceuticals, Inc.*	12,131
1,042	Rocket Pharmaceuticals, Inc.*	16,526
1,793	Sage Therapeutics, Inc.*	59,348
2,916	Sangamo Therapeutics, Inc.*	16,942
660	Sarepta Therapeutics, Inc.*	51,559
1,210	Seagen, Inc.*	174,301
2,126	Spectrum Pharmaceuticals, Inc.*	2,743
602	SpringWorks Therapeutics, Inc.*	33,977
874	Travere Therapeutics, Inc.*	22,523
1,104	Ultragenyx Pharmaceutical, Inc.*	80,172
882	United Therapeutics Corp.*	158,240
1,179	Vanda Pharmaceuticals, Inc.*	13,334
1,880	Vertex Pharmaceuticals, Inc.*	490,624
1,827	Vir Biotechnology, Inc.*	46,990
1,246	Xencor, Inc.*	33,243

		10,948,103

Building Products (0.8%):
2,754	A.O. Smith Corp.	175,953

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
1,062	AAON, Inc.	$59,185
1,812	Advanced Drainage Systems, Inc.	215,284
1,795	Allegion plc	197,055
515	American Woodmark Corp.*	25,209
1,085	Apogee Enterprises, Inc.	51,494
1,778	Armstrong Flooring, Inc.*	2,543
1,537	Armstrong World Industries, Inc.	138,345
3,106	AZEK Co., Inc. (The)*	77,153
4,473	Builders FirstSource, Inc.*	288,687
7,509	Carrier Global Corp.	344,438
3,362	Cornerstone Building Brands, Inc.*	81,764
547	Csw Industrials, Inc.	64,322
2,444	Fortune Brands Home & Security, Inc.	181,540
715	Gibraltar Industries, Inc.*	30,709
1,993	Griffon Corp.	39,920
1,209	Insteel Industries, Inc.	44,721
2,135	JELD-WEN Holding, Inc.*	43,298
3,721	Johnson Controls International plc	243,986
617	Lennox International, Inc.	159,100
2,484	Masco Corp.	126,684
681	Masonite International Corp.*	60,568
2,995	Owens Corning	274,043
1,379	PGT Innovations, Inc.*	24,794
1,160	Quanex Building Products Corp.	24,348
3,728	Resideo Technologies, Inc.*	88,838
1,119	Simpson Manufacturing Co., Inc.	122,016
1,488	Trane Technologies plc	227,218
1,485	Trex Co., Inc.*	97,015
1,914	UFP Industries, Inc.	147,684
2,409	Zurn Water Solutions Corp.	85,279

		3,743,193

Capital Markets (3.0%):
837	Affiliated Managers Group, Inc.	117,975
1,953	Ameriprise Financial, Inc.	586,603
1,834	Ares Management Corp., Class A	148,976
1,585	Artisan Partners Asset Management, Inc., Class A	62,370
734	B Riley Financial, Inc.	51,351
6,009	Bank of New York Mellon Corp. (The)	298,227
9,837	BGC Partners, Inc., Class A	43,283
1,088	BlackRock, Inc., Class A	831,417
4,929	Blackstone, Inc., Class A	625,687
2,377	Blucora, Inc.*	46,470
902	Brightsphere Investment Group, Inc.	21,874
1,257	Cboe Global Markets, Inc.	143,826
7,675	Charles Schwab Corp. (The)	647,079
1,955	CME Group, Inc.	465,016
1,396	Cohen & Steers, Inc.	119,903
190	Diamond Hill Investment Group	35,587
1,791	Donnelley Financial Solutions, Inc.*	59,569
566	FactSet Research Systems, Inc.	245,729
3,404	Federated Hermes, Inc., Class B	115,940
5,820	Franklin Resources, Inc.	162,494
388	GAMCO Investors, Inc., Class A	8,579
3,511	Goldman Sachs Group, Inc. (The)	1,158,981
255	Greenhill & Co., Inc.	3,945
569	Hamilton Lane, Inc.	43,978
211	Hennessy Advisors, Inc.	2,135
1,585	Houlihan Lokey, Inc.	139,163
693	Interactive Brokers Group, Inc., Class A	45,676
3,163	Intercontinental Exchange, Inc.	417,896
9,972	Invesco, Ltd.	229,954
4,134	Janus Henderson Group plc	144,773
4,821	KKR & Co., Inc., Class A	281,884

Shares		Value
Common Stocks, continued
Capital Markets, continued
2,997	Lazard, Ltd., Class A	$103,397
1,727	LPL Financial Holdings, Inc.	315,488
337	MarketAxess Holdings, Inc.	114,647
1,075	Moelis & Co., Class A	50,471
1,496	Moody’s Corp.	504,765
13,808	Morgan Stanley	1,206,819
806	Morningstar, Inc.	220,175
583	MSCI, Inc., Class A	293,179
2,070	Nasdaq, Inc.	368,874
2,692	Northern Trust Corp.	313,484
365	Oppenheimer Holdings, Inc., Class A	15,907
613	Piper Sandler Cos.	80,456
394	PJT Partners, Inc.	24,869
1,113	Pzena Investment Management, Inc.	8,926
2,866	Raymond James Financial, Inc.	315,002
3,088	S&P Global, Inc.	1,266,636
3,335	SEI Investments Co.	200,800
660	Silvercrest Asset Management Group, Inc., Class A	13,497
4,353	State Street Corp.	379,233
2,748	Stifel Financial Corp.	186,589
597	StoneX Group, Inc.*	44,315
3,338	T. Rowe Price Group, Inc.	504,672
800	Tradeweb Markets, Inc., Class A	70,296
2,529	Virtu Financial, Inc., Class A	94,129
154	Virtus Investment Partners, Inc.	36,959
425	Westwood Holdings, Inc.	6,511
3,476	WisdomTree Investments, Inc.	20,404

		14,066,840

Chemicals (2.3%):
1,846	AdvanSix, Inc.	94,312
1,737	Air Products & Chemicals, Inc.	434,094
1,313	Albemarle Corp.	290,370
1,157	American Vanguard Corp.	23,510
1,489	Ashland Global Holdings, Inc.	146,532
2,333	Avient Corp.	111,984
6,953	Axalta Coating Systems, Ltd.*	170,905
838	Balchem Corp.	114,555
1,642	Cabot Corp.	112,329
2,236	Celanese Corp.	319,457
3,882	CF Industries Holdings, Inc.	400,079
328	Chase Corp.	28,506
4,033	Chemours Co. (The)	126,959
578	Core Molding Technologies, Inc.*	6,219
8,592	Corteva, Inc.	493,868
8,803	Dow, Inc.	560,927
5,587	DuPont de Nemours, Inc.	411,091
1,680	Eastman Chemical Co.	188,261
2,031	Ecolab, Inc.	358,593
1,630	Ecovyst, Inc.	18,843
7,787	Element Solutions, Inc.	170,535
1,912	Ferro Corp.*	41,567
1,613	FMC Corp.	212,222
3,222	Futurefuel Corp.	31,350
1,709	GCP Applied Technologies, Inc.*	53,697
1,438	H.B. Fuller Co.	95,009
5,566	Huntsman Corp.	208,781
962	Ingevity Corp.*	61,635
571	Innospec, Inc.	52,846
2,916	International Flavors & Fragrances, Inc.	382,958
1,498	Intrepid Potash, Inc.*	123,046
783	Koppers Holdings, Inc.	21,548
2,011	Kronos Worldwide, Inc.	31,211
3,813	Linde plc	1,217,987
2,160	Livent Corp.*	56,311

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
1,603	LSB Industries, Inc.*	$35,010
7,932	LyondellBasell Industries NV, Class A	815,568
971	Minerals Technologies, Inc.	64,232
7,687	Mosaic Co. (The)	511,186
301	NewMarket Corp.	97,638
4,819	Olin Corp.	251,937
2,364	Orion Engineered Carbons SA	37,753
3,040	PPG Industries, Inc.	398,453
117	Quaker Chemical Corp.	20,219
3,631	Rayonier Advanced Materials, Inc.*	23,856
2,581	RPM International, Inc.	210,197
1,131	Scotts Miracle-Gro Co. (The)	139,068
1,042	Sensient Technologies Corp.	87,476
2,297	Sherwin-Williams Co. (The)	573,377
569	Stepan Co.	56,223
1,627	Trecora Resources*	13,764
1,070	Tredegar Corp.	12,829
1,279	Trinseo PLC	61,290
4,906	Tronox Holdings plc, Class A	97,090
2,580	Valvoline, Inc.	81,425
4,276	Venator Materials plc*	7,611
2,150	Westlake Corp.	265,310

		11,033,609

Commercial Services & Supplies (0.9%):
1,913	ABM Industries, Inc.	88,075
2,927	ACCO Brands Corp.	23,416
11,570	ADT, Inc.	87,816
1,067	Brady Corp., Class A	49,370
844	Brink’s Co. (The)	57,392
1,028	Casella Waste Systems, Inc.*	90,104
2,003	CECO Environmental Corp.*	10,996
518	Cimpress plc*	32,940
843	Cintas Corp.	358,604
433	Civeo Corp.*	10,221
1,794	Clean Harbors, Inc.*	200,282
3,043	Copart, Inc.*	381,805
859	Deluxe Corp.	25,976
1,613	Ennis, Inc.	29,792
2,148	Healthcare Services Group, Inc.	39,888
1,042	Heritage-Crystal Clean, Inc.*	30,854
1,467	HNI Corp.	54,352
2,623	IAA, Inc.*	100,330
2,041	Interface, Inc.	27,696
5,118	KAR Auction Services, Inc.*	92,380
2,829	Kimball International, Inc., Class B	23,905
919	Matthews International Corp., Class A	29,739
730	McGrath Rentcorp	62,035
1,866	MillerKnoll, Inc.	64,489
763	MSA Safety, Inc.	101,250
1,552	NL Industries, Inc.	11,159
4,238	Pitney Bowes, Inc.	22,038
2,606	Quad Graphics, Inc.*	18,086
2,762	Republic Services, Inc.	365,965
5,020	Rollins, Inc.	175,951
503	SP Plus Corp.*	15,774
2,563	Steelcase, Inc., Class A	30,628
2,286	Stericycle, Inc.*	134,691
1,534	Team, Inc.*	3,390
1,039	Tetra Tech, Inc.	171,373
542	UniFirst Corp.	99,880
1,141	US Ecology, Inc.*	54,631
1,003	Viad Corp.*	35,747
1,763	Vidler Water Resouces, Inc.*	27,221
824	Vse Corp.	37,978

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
5,622	Waste Management, Inc.	$891,087

		4,169,306

Communications Equipment (0.9%):
1,069	ADTRAN, Inc.	19,723
752	Applied Optoelectronics, Inc.*	2,745
2,864	Arista Networks, Inc.*	398,039
1,829	CalAmp Corp.*	13,370
644	Calix, Inc.*	27,634
2,888	Ciena Corp.*	175,099
34,523	Cisco Systems, Inc.	1,925,002
6,102	CommScope Holding Co., Inc.*	48,084
756	Comtech Telecommunications Corp.	11,862
1,262	Digi International, Inc.*	27,158
1,189	EMCORE Corp.*	4,399
868	F5, Inc.*	181,369
2,194	Harmonic, Inc.*	20,382
2,944	Infinera Corp.*	25,524
441	InterDigital, Inc.	28,136
5,828	Juniper Networks, Inc.	216,569
909	KVH Industries, Inc.*	8,272
1,533	Lumentum Holdings, Inc.*	149,621
1,630	Motorola Solutions, Inc.	394,786
1,010	NETGEAR, Inc.*	24,927
1,838	NetScout Systems, Inc.*	58,963
79	Pineapple Holdings, Inc.	494
3,679	Ribbon Communications, Inc.*	11,368
181	Ubiquiti, Inc.^	52,700
2,004	ViaSat, Inc.*	97,795
4,098	Viavi Solutions, Inc.*	65,896

		3,989,917

Construction & Engineering (0.4%):
3,257	AECOM	250,170
673	Ameresco, Inc., Class A*	53,504
1,062	Arcosa, Inc.	60,800
455	Argan, Inc.	18,468
1,049	Comfort Systems USA, Inc.	93,372
1,213	Construction Partners, Inc., Class A*	31,756
710	Dycom Industries, Inc.*	67,635
1,291	EMCOR Group, Inc.	145,405
2,848	Fluor Corp.*	81,709
1,277	Granite Construction, Inc.	41,886
2,266	Great Lakes Dredge & Dock Corp.*	31,792
656	IES Holdings, Inc.*	26,371
2,313	MasTec, Inc.*	201,462
1,750	Matrix Service Co.*	14,385
487	MYR Group, Inc.*	45,797
346	NV5 Global, Inc.*	46,122
2,101	Orion Group Holdings, Inc.*	5,210
2,465	Primoris Services Corp.	58,716
1,798	Quanta Services, Inc.	236,635
1,648	Tutor Perini Corp.*	17,798
568	Valmont Industries, Inc.	135,525
4,673	WillScot Mobile Mini Holdings Corp.*	182,855

		1,847,373

Construction Materials (0.2%):
961	Eagle Materials, Inc., Class A	123,354
754	Martin Marietta Materials, Inc.	290,207
3,273	Summit Materials, Inc., Class A*	101,659
131	U.S. Lime & Minerals, Inc.	15,201
1,485	Vulcan Materials Co.	272,795

		803,216

Consumer Finance (1.0%):
6,825	Ally Financial, Inc.	296,751
5,736	American Express Co.	1,072,632
6,536	Capital One Financial Corp.	858,111

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
1,912	Consumer Portfolio Services, Inc.*	$19,426
490	Credit Acceptance Corp.*	269,681
6,539	Discover Financial Services	720,532
950	Encore Capital Group, Inc.*	59,593
1,657	Enova International, Inc.*	62,916
3,948	EZCORP, Inc., Class A*	23,846
1,170	FirstCash Holdings, Inc.	82,298
1,425	Green Dot Corp., Class A*	39,159
5,431	LendingClub Corp.*	85,701
5,938	Navient Corp.	101,184
543	Nelnet, Inc., Class A	46,150
750	Nicholas Financial, Inc.*	7,688
4,313	OneMain Holdings, Inc.	204,479
1,392	PRA Group, Inc.*	62,751
2,187	PROG Holdings, Inc.*	62,920
568	Regional Mgmt Corp.	27,588
10,574	SLM Corp.	194,139
12,153	Synchrony Financial	423,046
237	World Acceptance Corp.*	45,466

		4,766,057

Containers & Packaging (0.7%):
21,700	Amcor plc	245,861
1,523	AptarGroup, Inc.	178,952
1,735	Avery Dennison Corp.	301,838
3,835	Ball Corp.	345,150
4,390	Berry Global Group, Inc.*	254,444
3,087	Crown Holdings, Inc.	386,153
10,400	Graphic Packaging Holding Co.	208,416
930	Greif, Inc., Class A	60,506
710	Greif, Inc., Class B	45,270
5,221	International Paper Co.	240,949
1,253	Myers Industries, Inc.	27,065
5,063	O-I Glass, Inc.*	66,730
1,879	Packaging Corp. of America	293,331
2,082	Sealed Air Corp.	139,411
3,830	Silgan Holdings, Inc.	177,061
2,780	Sonoco Products Co.	173,917
1,022	TriMas Corp.	32,796
538	UFP Technologies, Inc.*	35,599
5,344	Westrock Co.	251,328

		3,464,777

Distributors (0.1%):
1,267	Funko, Inc., Class A*	21,856
1,853	Genuine Parts Co.	233,515
3,391	LKQ Corp.	153,985
490	Pool Corp.	207,197
811	Weyco Group, Inc.	20,048

		636,601

Diversified Consumer Services (0.3%):
1,249	Adtalem Global Education, Inc.*	37,108
541	American Public Education, Inc.*	11,491
1,082	Bright Horizons Family Solutions, Inc.*	143,571
418	Carriage Services, Inc.	22,292
1,372	Chegg, Inc.*	49,776
1,826	Frontdoor, Inc.*	54,506
112	Graham Holdings Co., Class B	68,485
875	Grand Canyon Education, Inc.*	84,971
3,465	H&R Block, Inc.	90,229
8,803	Houghton Mifflin Harcourt Co.*	184,951
3,406	Laureate Education, Inc.	40,361
2,522	Perdoceo Education Corp.*	28,952
1,309	Regis Corp.*	2,775
3,783	Service Corp. International	248,997
825	Strategic Education, Inc.	54,763

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
1,002	Stride, Inc.*	$36,403
3,452	Terminix Global Holdings, Inc.*	157,515
1,696	Universal Technical Institute, Inc.*	15,010
1,419	WW International, Inc.*	14,516

		1,346,672

Diversified Financial Services (1.3%):
6,558	Apollo Global Management, Inc.	406,530
13,725	Berkshire Hathaway, Inc., Class B*	4,843,690
2,704	Cannae Holdings, Inc.*	64,680
9,685	Equitable Holdings, Inc.	299,363
5,286	Jefferies Financial Group, Inc.	173,645
2,777	Voya Financial, Inc.	184,254

		5,972,162

Diversified Telecommunication Services (1.0%):
398	Anterix, Inc.*	23,044
75,599	AT&T, Inc.	1,786,405
461	ATN International, Inc.	18,385
857	Cogent Communications Holdings, Inc.	56,862
4,558	Consolidated Communications Holdings, Inc.*	26,892
1,548	EchoStar Corp., Class A*	37,678
1,080	IDT Corp.*	36,817
3,009	Iridium Communications, Inc.*	121,323
26,553	Lumen Technologies, Inc.	299,252
143	Telesat Corp.*	2,360
48,734	Verizon Communications, Inc.	2,482,510

		4,891,528

Electric Utilities (1.4%):
925	ALLETE, Inc.	61,956
2,285	Alliant Energy Corp.	142,767
3,720	American Electric Power Co., Inc.	371,144
1,163	Avangrid, Inc.	54,359
2,343	Constellation Energy Corp.	131,794
5,521	Duke Energy Corp.	616,475
3,306	Edison International	231,751
2,041	Entergy Corp.	238,287
2,102	Evergy, Inc.	143,651
3,330	Eversource Energy	293,673
7,030	Exelon Corp.	334,839
5,033	FirstEnergy Corp.	230,813
1,272	Genie Energy, Ltd., Class B	8,586
2,581	Hawaiian Electric Industries, Inc.	109,202
1,176	IDACORP, Inc.	135,663
734	MGE Energy, Inc.	58,566
13,851	NextEra Energy, Inc.	1,173,318
6,930	NRG Energy, Inc.	265,835
3,897	OGE Energy Corp.	158,920
737	Otter Tail Corp.	46,062
16,446	PG&E Corp.*	196,365
1,787	Pinnacle West Capital Corp.	139,565
2,255	PNM Resources, Inc.	107,496
2,036	Portland General Electric Co.	112,285
7,492	PPL Corp.	213,971
7,460	Southern Co. (The)	540,925
5,193	Xcel Energy, Inc.	374,779

		6,493,047

Electrical Equipment (0.8%):
888	Acuity Brands, Inc.	168,098
424	Allied Motion Technologies, Inc.	12,652
2,727	AMETEK, Inc.	363,182
1,155	Atkore, Inc.*	113,698
394	AZZ, Inc.	19,007
2,912	Eaton Corp. plc	441,925
5,507	Emerson Electric Co.	539,961

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
823	Encore Wire Corp.	$93,880
1,180	EnerSys	87,993
736	Generac Holdings, Inc.*	218,783
5,506	GrafTech International, Ltd.	52,968
1,280	Hubbell, Inc.	235,226
1,831	LSI Industries, Inc.	10,986
3,947	nVent Electric plc	137,277
5,002	Plug Power, Inc.*^	143,107
606	Powell Industries, Inc.	11,768
400	Preformed Line Products Co.	25,368
1,374	Regal Rexnord Corp.	204,424
1,364	Rockwell Automation, Inc.	381,961
3,842	Sensata Technologies Holding plc*	195,366
4,144	Sunrun, Inc.*	125,853
1,298	Thermon Group Holdings, Inc.*	21,028
742	Tpi Composites, Inc.*	10,432
348	Vicor Corp.*	24,551

		3,639,494

Electronic Equipment, Instruments & Components (1.2%):
4,881	Amphenol Corp., Class A	367,783
2,582	Arlo Technologies, Inc.*	22,876
1,826	Arrow Electronics, Inc.*	216,618
2,249	Avnet, Inc.	91,287
724	Badger Meter, Inc.	72,190
550	Bel Fuse, Inc., Class B	9,812
1,417	Belden, Inc.	78,502
1,054	Benchmark Electronics, Inc.	26,392
1,649	CDW Corp.	294,990
2,100	Cognex Corp.	162,015
687	Coherent, Inc.*	187,798
10,530	Corning, Inc.	388,662
1,576	CTS Corp.	55,696
2,838	Daktronics, Inc.*	10,898
1,561	Dolby Laboratories, Inc., Class A	122,101
784	ePlus, Inc.*	43,951
839	Fabrinet*	88,204
392	FARO Technologies, Inc.*	20,353
15,072	Flex, Ltd.*	279,586
640	Frequency Electronics, Inc.*	5,568
1,346	II-VI, Inc.*	97,572
1,048	Insight Enterprises, Inc.*	112,471
959	IPG Photonics Corp.*	105,260
1,060	Itron, Inc.*	55,841
4,868	Jabil, Inc.	300,502
2,563	Keysight Technologies, Inc.*	404,877
1,603	Kimball Electronics, Inc.*	32,044
2,737	Knowles Corp.*	58,928
546	Littlelfuse, Inc.	136,178
790	Methode Electronics, Inc., Class A	34,167
2,559	National Instruments Corp.	103,870
702	Novanta, Inc.*	99,888
594	OSI Systems, Inc.*	50,561
621	PC Connection, Inc.	32,534
800	Plexus Corp.*	65,448
438	Rogers Corp.*	119,005
1,757	Sanmina Corp.*	71,018
738	ScanSource, Inc.*	25,675
1,795	TD SYNNEX Corp.	185,262
2,600	TE Connectivity, Ltd.	340,548
542	Teledyne Technologies, Inc.*	256,165
2,694	Trimble, Inc.*	194,345
3,068	TTM Technologies, Inc.*	45,468
3,363	Vishay Intertechnology, Inc.	65,915
2,080	Vontier Corp.	52,811

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
630	Zebra Technologies Corp., Class A*	$260,631

		5,852,266

Energy Equipment & Services (0.6%):
4,779	Archrock, Inc.	44,110
10,629	Baker Hughes Co.	387,002
519	Bristow Group, Inc.*	19,245
562	Cactus, Inc., Class A	31,888
5,397	ChampionX Corp.*	132,119
711	Core Laboratories NV	22,489
562	DMC Global, Inc.*	17,141
1,028	Dril-Quip, Inc.*	38,396
1,095	Expro Group Holdings NV*	19,469
2,010	Exterran Corp.*	12,482
306	Forum Energy Technologies, Inc.*	7,007
760	Geospace Technologies Corp.*	4,370
1,086	Gulf Island Fabrication, Inc.*	4,257
11,703	Halliburton Co.	443,193
4,336	Helix Energy Solutions Group, Inc.*	20,726
2,727	Helmerich & Payne, Inc.	116,661
2,181	Liberty Oilfield Services, Inc., Class A*	32,322
1,436	Mammoth Energy Services, Inc.*	3,059
359	Nabors Industries, Ltd.*	54,826
935	Natural Gas Services Group*	11,136
4,799	Newpark Resources, Inc.*	17,564
8,513	NexTier Oilfield Solutions, Inc.*	78,660
8,395	NOV, Inc.	164,626
4,818	Oceaneering International, Inc.*	73,041
3,066	Oil States International, Inc.*	21,309
6,531	Patterson-UTI Energy, Inc.	101,100
2,684	Propetro Holding Corp.*	37,388
4,475	RPC, Inc.*	47,748
11,293	Schlumberger, Ltd.	466,514
493	SEACOR Marine Holdings, Inc.*	3,979
3,974	Select Energy Services, Inc.*	34,057
13,590	TechnipFMC plc*	105,323
4,086	TETRA Technologies, Inc.*	16,793
2,510	Tidewater, Inc.*	54,567
14,584	Transocean, Ltd.*	66,649
4,546	U.S. Silica Holdings, Inc.*	84,828

		2,796,044

Entertainment (1.1%):
5,649	Activision Blizzard, Inc.	452,541
2,561	Cinemark Holdings, Inc.*	44,254
2,791	Electronic Arts, Inc.	353,089
1,045	Imax Corp.*	19,782
247	Liberty Media Corp.-Liberty Braves, Class A*	7,109
527	Liberty Media Corp.-Liberty Braves, Class C*	14,709
619	Liberty Media Corp-Liberty Formula One, Class A*	39,078
4,474	Liberty Media Corp-Liberty Formula One, Class C*	312,464
2,111	Lions Gate Entertainment Corp., Class A*	34,304
2,411	Lions Gate Entertainment Corp., Class B*	36,237
2,071	Live Nation Entertainment, Inc.*	243,632
894	Madison Square Garden Entertainment Corp.*	74,479
1,459	Marcus Corp.*	25,824
3,160	Netflix, Inc.*	1,183,704
3,472	Playtika Holding Corp.*	67,114
1,419	Reading International, Inc., Class A*	6,073

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
598	ROBLOX Corp.*	$27,652
454	Roku, Inc.*	56,873
823	Spotify Technology SA*	124,290
1,270	Take-Two Interactive Software, Inc.*	195,250
9,527	Walt Disney Co. (The)*	1,306,723
1,420	Warner Music Group Corp.	53,747
1,208	World Wrestling Entertainment, Inc., Class A	75,428
24,922	Zynga, Inc.*	230,279

		4,984,635

Food & Staples Retailing (1.6%):
1,374	Albertsons Cos., Inc., Class A	45,685
3,262	BJ’s Wholesale Club Holdings, Inc.*	220,544
998	Casey’s General Stores, Inc.	197,774
3,697	Costco Wholesale Corp.	2,128,917
613	Ingles Markets, Inc., Class A	54,588
15,716	Kroger Co. (The)	901,627
1,720	Natural Grocers by Vitamin Cottage, Inc.	33,712
3,849	Performance Food Group Co.*	195,953
678	PriceSmart, Inc.	53,474
1,864	Rite Aid Corp.*	16,310
1,048	SpartanNash Co.	34,574
4,494	Sprouts Farmers Market, Inc.*	143,718
6,150	Sysco Corp.	502,147
1,610	The Andersons, Inc.	80,919
1,143	The Chefs’ Warehouse, Inc.*	37,262
1,907	United Natural Foods, Inc.*	78,854
5,735	US Foods Holding Corp.*	215,808
738	Village Super Market, Inc., Class A	18,081
8,238	Walgreens Boots Alliance, Inc.	368,815
13,622	Walmart, Inc.	2,028,588
857	Weis Markets, Inc.	61,207

		7,418,557

Food Products (1.4%):
6,537	Archer-Daniels-Midland Co.	590,030
2,035	B&G Foods, Inc.	54,904
4,205	Bunge, Ltd.	465,956
270	Calavo Growers, Inc.	9,841
1,477	Cal-Maine Foods, Inc.	81,560
5,711	Campbell Soup Co.	254,539
5,882	Conagra Brands, Inc.	197,459
3,472	Darling Ingredients, Inc.*	279,079
1,004	Farmer Brothers Co.*	7,148
5,664	Flowers Foods, Inc.	145,621
1,375	Fresh Del Monte Produce, Inc.	35,626
640	Freshpet, Inc.*	65,690
7,597	General Mills, Inc.	514,469
2,709	Hain Celestial Group, Inc. (The)*	93,190
1,802	Hershey Co. (The)	390,367
4,488	Hormel Foods Corp.	231,312
3,521	Hostess Brands, Inc.*	77,251
1,610	Ingredion, Inc.	140,311
376	J & J Snack Foods Corp.	58,318
1,263	JM Smucker Co. (The)	171,023
300	John B Sanfilippo & Son, Inc.	25,032
6,173	Kellogg Co.	398,097
5,691	Kraft Heinz Co. (The)	224,168
2,371	Lamb Weston Holdings, Inc.	142,047
736	Lancaster Colony Corp.	109,774
1,028	Landec Corp.*	11,904
2,497	McCormick & Co.	249,201
778	McCormick & Co., Inc.	77,800
9,925	Mondelez International, Inc., Class A	623,091
4,222	Pilgrim’s Pride Corp.*	105,972
1,836	Post Holdings, Inc.*	127,161

Shares		Value
Common Stocks, continued
Food Products, continued
587	Sanderson Farms, Inc.	$110,057
29	Seaboard Corp.	121,959
266	Seneca Foods Corp., Class A*	13,710
2,245	Simply Good Foods Co. (The)*	85,198
900	Tootsie Roll Industries, Inc.	31,472
1,535	TreeHouse Foods, Inc.*	49,519
4,474	Tyson Foods, Inc., Class A	401,005

		6,770,861

Gas Utilities (0.2%):
1,986	Atmos Energy Corp.	237,307
273	Chesapeake Utilities Corp.	37,609
2,859	Macquarie Infrastructure Holdings LLC	10,664
2,171	National Fuel Gas Co.	149,148
2,685	New Jersey Resources Corp.	123,134
620	Northwest Natural Holding Co.	32,066
1,069	ONE Gas, Inc.	94,329
232	RGC Resources, Inc.	4,960
1,202	South Jersey Industries, Inc.	41,529
1,143	Southwest Gas Holdings, Inc.	89,485
912	Spire, Inc.	65,445
4,064	UGI Corp.	147,198

		1,032,874

Health Care Equipment & Supplies (2.4%):
13,923	Abbott Laboratories	1,647,926
278	ABIOMED, Inc.*	92,085
2,269	Accuray, Inc.*	7,510
345	Align Technology, Inc.*	150,420
912	AngioDynamics, Inc.*	19,644
955	Anika Therapeutics, Inc.*	23,980
1,619	Artivion, Inc.*	34,614
707	AtriCure, Inc.*	46,429
36	Atrion Corp.	25,668
991	Avanos Medical, Inc.*	33,198
744	Axonics, Inc.*	46,574
5,209	Baxter International, Inc.	403,906
1,470	Becton Dickinson & Co.	391,020
7,829	Boston Scientific Corp.*	346,746
629	CONMED Corp.	93,438
507	Cooper Cos., Inc. (The)	211,718
4,766	Danaher Corp.	1,398,011
3,528	Dentsply Sirona, Inc.	173,648
282	Dexcom, Inc.*	144,271
3,086	Edwards Lifesciences Corp.*	363,284
2,838	Envista Holdings Corp.*	138,239
1,691	Globus Medical, Inc.*	124,762
1,463	Haemonetics Corp.*	92,491
149	Heska Corp.*	20,604
5,513	Hologic, Inc.*	423,509
473	ICU Medical, Inc.*	105,309
824	IDEXX Laboratories, Inc.*	450,777
516	Inari Medical, Inc.*	46,770
433	Inogen, Inc.*	14,038
334	Insulet Corp.*	88,974
940	Integer Holdings Corp.*	75,736
1,679	Integra LifeSciences Holdings Corp.*	107,893
1,614	Intuitive Surgical, Inc.*	486,912
2,327	Invacare Corp.*	3,281
1,705	Lantheus Holdings, Inc.*	94,304
809	LeMaitre Vascular, Inc.	37,594
725	LENSAR, Inc.*	5,365
1,168	LivaNova plc*	95,577
509	Masimo Corp.*	74,080
6,947	Medtronic plc	770,770
1,464	Meridian Bioscience, Inc.*	38,005
1,136	Merit Medical Systems, Inc.*	75,567

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
982	Natus Medical, Inc.*	$25,807
1,608	Neogen Corp.*	49,591
598	Novocure, Ltd.*	49,544
1,066	NuVasive, Inc.*	60,442
2,205	OraSure Technologies, Inc.*	14,950
566	Orthofix Medical, Inc.*	18,508
466	Penumbra, Inc.*	103,513
1,007	Quidel Corp.*	113,247
1,401	ResMed, Inc.	339,757
624	SeaSpine Holdings Corp.*	7,588
176	Shockwave Medical, Inc.*	36,495
1,032	STERIS plc	249,507
1,764	Stryker Corp.	471,605
3,310	Surgalign Holdings, Inc.*	1,007
406	Tandem Diabetes Care, Inc.*	47,214
531	Teleflex, Inc.	188,415
227	Utah Medical Products, Inc.	20,398
1,100	Varex Imaging Corp.*	23,419
684	West Pharmaceutical Services, Inc.	280,926
2,179	Zimmer Biomet Holdings, Inc.	278,694
217	Zimvie, Inc.*	4,956

		11,410,230

Health Care Providers & Services (2.9%):
2,284	Acadia Healthcare Co., Inc.*	149,670
343	Addus HomeCare Corp.*	31,998
78	AlerisLife, Inc.*	168
757	Amedisys, Inc.*	130,423
2,183	AmerisourceBergen Corp.	337,732
1,394	AMN Healthcare Services, Inc.*	145,436
1,844	Anthem, Inc.	905,810
1,245	Apollo Medical Holdings, Inc.*	60,345
9,264	Brookdale Senior Living, Inc.*	65,311
5,237	Cardinal Health, Inc.	296,938
4,279	Centene Corp.*	360,249
394	Chemed Corp.	199,581
3,378	Cigna Corp.	809,403
5,028	Community Health Systems, Inc.*	59,682
318	CorVel Corp.*	53,564
3,891	Covetrus, Inc.*	65,330
1,177	Cross Country Healthcare, Inc.*	25,506
14,231	CVS Health Corp.	1,440,319
2,254	DaVita, Inc.*	254,950
3,099	Encompass Health Corp.	220,370
1,585	Ensign Group, Inc. (The)	142,666
958	Guardant Health, Inc.*	63,458
609	Hanger, Inc.*	11,163
1,772	HCA Healthcare, Inc.	444,099
786	HealthEquity, Inc.*	53,008
2,772	Henry Schein, Inc.*	241,691
975	Humana, Inc.	424,291
1,529	InfuSystem Holdings, Inc.*	14,984
1,433	Laboratory Corp. of America Holdings*	377,825
742	LHC Group, Inc.*	125,101
1,512	McKesson Corp.	462,869
1,710	MEDNAX, Inc.*	40,151
564	ModivCare, Inc.*	65,080
835	Molina Healthcare, Inc.*	278,548
575	National Healthcare Corp.	40,382
819	National Research Corp.	32,473
2,228	Option Care Health, Inc.*	63,632
2,072	Owens & Minor, Inc.	91,209
3,095	Patterson Cos., Inc.	100,185
629	Petiq, Inc.*	15,348
2,269	Premier, Inc., Class A	80,754
861	Progyny, Inc.*	44,255

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
2,561	Quest Diagnostics, Inc.	$350,498
5,426	R1 RCM, Inc.*	145,200
1,355	RadNet, Inc.*	30,311
2,778	Select Medical Holdings Corp.	66,644
585	Surgery Partners, Inc.*	32,204
2,695	Tenet Healthcare Corp.*	231,662
792	The Pennant Group, Inc.*	14,755
207	U.S. Physical Therapy, Inc.	20,586
7,399	UnitedHealth Group, Inc.	3,773,268
1,705	Universal Health Services, Inc., Class B	247,140

		13,738,225

Health Care Technology (0.3%):
4,097	Allscripts Healthcare Solutions, Inc.*	92,265
5,194	Cerner Corp.	485,951
4,924	Change Healthcare, Inc.*	107,343
339	Computer Programs & Systems, Inc.*	11,679
1,873	Evolent Health, Inc., Class A*	60,498
1,357	HealthStream, Inc.*	27,031
1,430	NextGen Healthcare, Inc.*	29,901
574	Omnicell, Inc.*	74,327
394	Simulations Plus, Inc.	20,086
1,470	Teladoc Health, Inc.*	106,031
705	Veeva Systems, Inc., Class A*	149,784

		1,164,896

Hotels, Restaurants & Leisure (1.7%):
4,796	Aramark	180,330
6	Biglari Holdings, Inc., Class A*	4,242
67	Biglari Holdings, Inc., Class B*	9,689
492	BJ’s Restaurants, Inc.*	13,924
1,554	Bloomin’ Brands, Inc.	34,095
491	Bluegreen Vacations Holding Corp.*	14,519
192	Booking Holdings, Inc.*	450,902
1,059	Boyd Gaming Corp.	69,661
970	Brinker International, Inc.*	37,015
1,468	Caesars Entertainment, Inc.*	113,564
9,118	Carnival Corp., Class A*	184,366
2,943	Carrols Restaurant Group, Inc.	6,651
665	Cheesecake Factory, Inc. (The)*	26,460
202	Chipotle Mexican Grill, Inc.*	319,570
767	Choice Hotels International, Inc.	108,730
611	Churchill Downs, Inc.	135,508
429	Chuy’s Holdings, Inc.*	11,583
613	Cracker Barrel Old Country Store, Inc.	72,781
1,913	Darden Restaurants, Inc.	254,333
1,410	Dave & Buster’s Entertainment, Inc.*	69,231
1,239	Denny’s Corp.*	17,730
376	Domino’s Pizza, Inc.	153,036
1,288	El Pollo Loco Holdings, Inc.*	14,966
757	Expedia Group, Inc.*	148,122
1,277	Fiesta Restaurant Group, Inc.*	9,546
1,551	Hilton Grand Vacations, Inc.*	80,667
2,080	Hilton Worldwide Holdings, Inc.*	315,619
1,051	Hyatt Hotels Corp., Class A*	100,318
323	Jack in the Box, Inc.	30,171
2,311	Las Vegas Sands Corp.*	89,829
2,491	Marriott International, Inc., Class A*	437,793
844	Marriott Vacations Worldwide Corp.	133,099
5,177	McDonald’s Corp.	1,280,169
5,516	MGM Resorts International	231,341
341	Nathans Famous, Inc.	18,472
5,162	Norwegian Cruise Line Holdings, Ltd.*	112,945
671	Papa John’s International, Inc.	70,643
2,176	Penn National Gaming, Inc.*	92,306

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,693	Planet Fitness, Inc., Class A*	$143,025
3,664	Playa Hotels & Resorts NV*	31,694
763	Potbelly Corp.*	5,112
878	Red Robin Gourmet Burgers, Inc.*	14,803
1,400	Red Rock Resorts, Inc.	67,984
2,911	Royal Caribbean Cruises, Ltd.*	243,884
748	Ruth’s Hospitality Group, Inc.	17,114
1,893	Scientific Games Corp., Class A*	111,214
1,359	SeaWorld Entertainment, Inc.*	101,164
1,371	Six Flags Entertainment Corp.*	59,638
8,104	Starbucks Corp.	737,221
1,701	Texas Roadhouse, Inc., Class A	142,425
1,976	Travel + Leisure Co.	114,489
359	Vail Resorts, Inc.	93,437
6,284	Wendy’s Co. (The)	138,059
548	Wingstop, Inc.	64,308
1,326	Wyndham Hotels & Resorts, Inc.	112,299
1,374	Wynn Resorts, Ltd.*	109,563
2,639	Yum! Brands, Inc.	312,801

		8,074,160

Household Durables (0.8%):
906	Beazer Homes USA, Inc.*	13,789
183	Cavco Industries, Inc.*	44,076
858	Century Communities, Inc.	45,963
6,194	DR Horton, Inc.	461,515
730	Ethan Allen Interiors, Inc.	19,031
431	Flexsteel Industries, Inc.	8,318
2,269	Garmin, Ltd.	269,126
2,761	GoPro, Inc., Class A*	23,551
1,329	Green Brick Partners, Inc.*	26,261
484	Helen of Troy, Ltd.*	94,787
500	Hooker Furnishings Corp.	9,470
830	Installed Building Products, Inc.	70,127
596	iRobot Corp.*	37,786
2,155	KB Home	69,779
1,350	La-Z-Boy, Inc.	35,599
4,086	Leggett & Platt, Inc.	142,193
3,605	Lennar Corp., Class A	292,618
119	Lennar Corp., Class B	8,134
585	LGI Homes, Inc.*	57,143
1,017	Lifetime Brands, Inc.	13,058
1,880	M/I Homes, Inc.*	83,378
1,985	MDC Holdings, Inc.	75,112
1,004	Meritage Homes Corp.*	79,547
1,361	Mohawk Industries, Inc.*	169,036
10,746	Newell Brands, Inc.	230,072
61	NVR, Inc.*	272,503
5,734	PulteGroup, Inc.	240,255
1,139	Skyline Champion Corp.*	62,508
1,307	Sonos, Inc.*^	36,884
3,736	Taylor Morrison Home Corp., Class A*	101,694
3,449	Tempur Sealy International, Inc.	96,296
2,183	Toll Brothers, Inc.	102,645
935	TopBuild Corp.*	169,600
3,273	Tri Pointe Homes, Inc.*	65,722
905	Tupperware Brands Corp.*	17,602
320	Universal Electronics, Inc.*	9,997
1,418	Whirlpool Corp.	245,002
		3,800,177
Household Products (1.0%):
1,509	Central Garden & Pet Co., Class A*	61,537
3,272	Church & Dwight Co., Inc.	325,171
1,448	Clorox Co. (The)	201,315
7,616	Colgate-Palmolive Co.	577,521
1,114	Energizer Holdings, Inc.	34,267

Shares		Value
Common Stocks, continued
Household Products, continued
3,022	Kimberly-Clark Corp.	$372,190
333	Oil-Dri Corp of America	9,540
20,457	Procter & Gamble Co. (The)	3,125,830
1,828	Reynolds Consumer Products, Inc.	53,634
1,245	Spectrum Brands Holdings, Inc.	110,456
218	WD-40 Co.	39,944

		4,911,405

Independent Power and Renewable Electricity Producers (0.2%):
7,504	AES Corp. (The)	193,078
2,247	Atlantica Sustainable Infrastructure plc	78,802
2,755	Brookfield Renewable Corp., Class A	120,669
1,323	Clearway Energy, Inc., Class A	44,082
2,153	Clearway Energy, Inc., Class C	78,606
1,462	Ormat Technologies, Inc.^	119,635
1,658	Sunnova Energy International, Inc.*	38,234
10,410	Vistra Corp.	242,033

		915,139

Industrial Conglomerates (0.7%):
6,174	3M Co.	919,185
1,213	Carlisle Cos., Inc.	298,301
5,892	General Electric Co.	539,118
5,457	Honeywell International, Inc.	1,061,823
584	Roper Technologies, Inc.	275,782

		3,094,209

Insurance (2.9%):
5,714	Aflac, Inc.	367,924
275	Alleghany Corp.*	232,925
5,498	Allstate Corp. (The)	761,528
1,297	AMBAC Financial Group, Inc.*	13,489
3,511	American Equity Investment Life Holding Co.	140,124
2,196	American Financial Group, Inc.	319,782
6,164	American International Group, Inc.	386,914
409	American National Group , Inc.	77,338
745	Amerisafe, Inc.	37,004
2,089	Aon plc, Class A	680,241
4,926	Arch Capital Group, Ltd.*	238,517
560	Argo Group International Holdings, Ltd.	23,117
2,069	Arthur J. Gallagher & Co.	361,247
1,280	Assurant, Inc.	232,742
2,447	Assured Guaranty, Ltd.	155,776
2,351	Axis Capital Holdings, Ltd.	142,165
2,603	Brighthouse Financial, Inc.*	134,471
3,292	Brown & Brown, Inc.	237,913
3,095	Chubb, Ltd.	662,021
2,130	Cincinnati Financial Corp.	289,595
2,176	Citizens, Inc.*	9,226
1,199	CNA Financial Corp.	58,295
2,354	Crawford & Co.	17,161
895	Crawford & Co., Class A	6,766
1,631	Donegal Group, Inc., Class A	21,872
800	eHealth, Inc.*	9,928
781	Employers Holdings, Inc.	32,037
447	Enstar Group, Ltd.*	116,734
887	Erie Indemnity Co., Class A	156,227
748	Everest Re Group, Ltd.	225,432
1,054	FedNat Holding Co.*	1,423
6,172	Fidelity National Financial, Inc.	301,441
3,103	First American Financial Corp.	201,136
14,957	Genworth Financial, Inc., Class A*	56,537
695	Global Indemnity Group LLC, Class A	18,133

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
2,157	Globe Life, Inc.	$216,994
318	Goosehead Insurance, Inc.	24,985
2,383	Greenlight Capital Re, Ltd.*	16,848
1,469	Hallmark Financial Services, Inc.*	5,332
1,180	Hanover Insurance Group, Inc. (The)	176,434
4,507	Hartford Financial Services Group, Inc. (The)	323,648
397	HCI Group, Inc.	27,067
387	Heritage Insurance Holdings, Inc.	2,763
1,293	Horace Mann Educators Corp.	54,086
153	Investors Title Co.	31,091
868	James River Group Holdings	21,474
2,246	Kemper Corp.	126,989
381	Kinsale Capital Group, Inc.	86,876
2,749	Lincoln National Corp.	179,675
3,441	Loews Corp.	223,046
5,556	Maiden Holdings, Ltd.*	13,390
182	Markel Corp.*	268,494
3,891	Marsh & McLennan Cos., Inc.	663,104
1,688	Mercury General Corp.	92,840
5,123	MetLife, Inc.	360,044
162	National Western Life Group, Inc., Class A	34,085
8,176	Old Republic International Corp.	211,513
1,239	Primerica, Inc.	169,520
3,562	Principal Financial Group, Inc.	261,486
1,399	ProAssurance Corp.	37,605
4,548	Progressive Corp. (The)	518,427
3,033	Prudential Financial, Inc.	358,410
1,379	Reinsurance Group of America, Inc.	150,945
830	RenaissanceRe Holdings, Ltd.	131,563
1,252	RLI Corp.	138,509
321	Safety Insurance Group, Inc.	29,163
1,898	Selective Insurance Group, Inc.	169,605
5,145	SiriusPoint, Ltd.*	38,485
612	Stewart Information Services Corp.	37,093
1,767	Tiptree, Inc., Class A	22,706
3,861	Travelers Cos., Inc. (The)	705,521
367	Trupanion, Inc.*	32,707
728	United Fire Group, Inc.	22,619
2,794	United Insurance Holdings Co.	9,248
1,869	Universal Insurance Holdings, Inc.	25,213
5,839	Unum Group	183,987
85	White Mountains Insurance Group, Ltd.	96,580
1,569	Willis Towers Watson plc	370,629
3,796	WR Berkley Corp.	252,776

		13,650,756

Interactive Media & Services (4.0%):
2,397	Alphabet, Inc., Class A*	6,666,896
2,199	Alphabet, Inc., Class C*	6,141,785
2,370	Cargurus, Inc.*	100,630
1,955	Cars.com, Inc.*	28,211
2,881	DHI Group, Inc.*	17,142
2,717	Match Group, Inc.*	295,446
22,746	Meta Platforms, Inc., Class A*	5,057,800
2,021	Pinterest, Inc., Class A*	49,737
1,563	QuinStreet, Inc.*	18,131
2,381	Snap, Inc., Class A*	85,692
1,344	Travelzoo*	8,817
2,514	TripAdvisor, Inc.*	68,180
2,857	TrueCar, Inc.*	11,285
6,686	Twitter, Inc.*	258,681
1,590	Yelp, Inc.*	54,235
664	Zedge, Inc., Class B*	4,044

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
1,474	Ziff Davis, Inc.*	$142,654

		19,009,366

Internet & Direct Marketing Retail (2.8%):
893	1-800-Flowers.com, Inc., Class A*	11,395
3,802	Amazon.com, Inc.*	12,394,330
690	Chewy, Inc., Class A*^	28,138
7,298	eBay, Inc.	417,883
1,489	Etsy, Inc.*	185,053
1,642	Lands’ End, Inc.*	27,783
1,736	Liquidity Services, Inc.*	29,720
588	PetMed Express, Inc.^	15,170
1,526	Quotient Technology, Inc.*	9,736
8,810	Qurate Retail, Inc., Class A	41,936
649	Revolve Group, Inc.*	34,845
764	Shutterstock, Inc.	71,113
838	Wayfair, Inc., Class A*	92,834

		13,359,936

IT Services (3.9%):
5,697	Accenture plc, Class A	1,921,199
2,020	Akamai Technologies, Inc.*	241,168
1,974	Alliance Data Systems Corp.	110,840
2,873	Amdocs, Ltd.	236,189
4,557	Automatic Data Processing, Inc.	1,036,900
2,534	Black Knight, Inc.*	146,947
918	Block, Inc.*	124,481
252	BM Technologies, Inc.*^	2,155
1,706	Broadridge Financial Solutions, Inc.	265,641
687	Cass Information Systems, Inc.	25,357
4,689	Cognizant Technology Solutions Corp., Class A	420,463
1,091	Concentrix Corp.	181,717
6,347	Conduent, Inc.*	32,750
1,011	CSG Systems International, Inc.	64,269
6,526	DXC Technology Co.*	212,943
435	EPAM Systems, Inc.*	129,025
1,164	Euronet Worldwide, Inc.*	151,495
2,060	Evertec, Inc.	84,316
762	Exlservice Holdings, Inc.*	109,172
4,406	Fidelity National Information Services, Inc.	442,451
4,458	Fiserv, Inc.*	452,041
1,445	FleetCor Technologies, Inc.*	359,892
1,028	Gartner, Inc.*	305,789
5,428	Genpact, Ltd.	236,172
2,351	Global Payments, Inc.	321,711
2,303	GoDaddy, Inc., Class A*	192,761
1,357	Hackett Group, Inc. (The)	31,292
12,036	International Business Machines Corp.	1,564,921
1,038	Jack Henry & Associates, Inc.	204,538
2,484	Kyndryl Holdings, Inc.*	32,590
2,160	Limelight Networks, Inc.*	11,275
1,456	LiveRamp Holdings, Inc.*	54,440
7,941	Mastercard, Inc., Class A	2,837,955
1,540	MAXIMUS, Inc.	115,423
262	MongoDB, Inc.*	116,221
1,032	Okta, Inc.*	155,791
3,858	Paychex, Inc.	526,501
5,186	PayPal Holdings, Inc.*	599,761
728	Perficient, Inc.*	80,145
840	PFSweb, Inc.*	9,601
3,035	Servicesource International, Inc.*	3,945
1,655	SolarWinds Corp.	22,028
1,603	Switch, Inc., Class A	49,404
2,880	Teradata Corp.*	141,955
1,284	TTEC Holdings, Inc.	105,956

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
891	Twilio, Inc., Class A*	$146,846
2,221	Unisys Corp.*	47,996
1,083	VeriSign, Inc.*	240,924
3,457	Verra Mobility Corp.*	56,280
13,826	Visa, Inc., Class A	3,066,192
6,143	Western Union Co. (The.)	115,120
975	WEX, Inc.*	173,989

		18,318,933

Leisure Products (0.2%):
2,057	Academy Sports & Outdoors, Inc.	81,046
1,798	Acushnet Holdings Corp.	72,388
895	American Outdoor Brands, Inc.*	11,751
2,521	Brunswick Corp.	203,924
658	Escalade, Inc.	8,686
1,625	Hasbro, Inc.	133,120
303	Johnson Outdoors, Inc., Class A	23,552
531	Malibu Boats, Inc.*	30,803
662	Marine Products Corp.	7,646
8,660	Mattel, Inc.*	192,339
995	Nautilus Group, Inc.*	4,099
909	Peloton Interactive, Inc., Class A*	24,016
1,582	Polaris, Inc.	166,616
1,410	Smith & Wesson Brands, Inc.	21,333
1,612	Vista Outdoor, Inc.*	57,532
1,824	YETI Holdings, Inc.*	109,404

		1,148,255

Life Sciences Tools & Services (1.0%):
237	10X Genomics, Inc., Class A*	18,029
1,570	Agilent Technologies, Inc.	207,758
7,162	Avantor, Inc.*	242,219
314	Bio-Rad Laboratories, Inc., Class A*	176,854
390	Bio-Techne Corp.	168,886
3,957	Bruker Corp.	254,435
534	Charles River Laboratories International, Inc.*	151,640
1,979	Harvard Bioscience, Inc.*	12,290
816	Illumina, Inc.*	285,111
1,517	IQVIA Holdings, Inc.*	350,746
1,682	Maravai LifeSciences Holdings, Inc., Class A*	59,324
765	Medpace Holdings, Inc.*	125,146
265	Mettler-Toledo International, Inc.*	363,895
1,400	Neogenomics, Inc.*	17,010
1,490	PerkinElmer, Inc.	259,945
3,399	Sotera Health Co.*	73,622
2,322	Syneos Health, Inc.*	187,966
2,803	Thermo Fisher Scientific, Inc.	1,655,592
670	Waters Corp.*	207,961

		4,818,429

Machinery (2.5%):
2,107	AGCO Corp.	307,685
228	Alamo Group, Inc.	32,784
737	Albany International Corp., Class A	62,144
3,290	Allison Transmission Holdings, Inc.	129,165
1,335	Altra Industrial Motion Corp.	51,972
656	Astec Industries, Inc.	28,208
1,591	Barnes Group, Inc.	63,942
837	Blue Bird Corp.*	15,752
4,839	Caterpillar, Inc.	1,078,226
904	Chart Industries, Inc.*	155,280
468	CIRCOR International, Inc.*	12,458
3,170	Colfax Corp.*	126,134
653	Columbus McKinnon Corp.	27,687
707	Commercial Vehicle Group, Inc.*	5,974
1,452	Crane Co.	157,223

Shares		Value
Common Stocks, continued
Machinery, continued
2,397	Cummins, Inc.	$491,649
2,740	Deere & Co.	1,138,360
2,678	Donaldson Co., Inc.	139,069
471	Douglas Dynamics, Inc.	16,292
2,058	Dover Corp.	322,900
1,250	Enerpac Tool Group Corp.	27,363
453	EnPro Industries, Inc.	44,272
372	ESCO Technologies, Inc.	26,010
2,747	Evoqua Water Technologies Co.*	129,054
1,153	Federal Signal Corp.	38,914
3,181	Flowserve Corp.	114,198
3,638	Fortive Corp.	221,663
983	Franklin Electric Co., Inc.	81,628
4,714	Gates Industrial Corp. plc*	70,993
889	Gencor Industries, Inc.*	9,139
606	Gorman-Rupp Co. (The)	21,743
3,738	Graco, Inc.	260,613
2,503	Harsco Corp.*	30,637
650	Helios Technologies, Inc.	52,163
2,088	Hillenbrand, Inc.	92,227
490	Hurco Cos., Inc.	15,445
896	Hyster-Yale Materials Handling, Inc., Class A	29,756
704	IDEX Corp.	134,978
2,868	Illinois Tool Works, Inc.	600,559
4,169	Ingersoll-Rand, Inc.	209,909
1,926	ITT, Inc.	144,855
757	John Bean Technologies Corp.	89,682
286	Kadant, Inc.	55,538
2,377	Kennametal, Inc.	68,006
787	L.B. Foster Co., Class A*	12,096
1,490	Lincoln Electric Holdings, Inc.	205,337
221	Lindsay Corp.	34,699
1,213	Manitex International, Inc.*	8,831
2,529	Manitowoc Co., Inc. (The)*	38,137
2,774	Meritor, Inc.*	98,671
1,184	Middleby Corp. (The)*	194,105
1,706	Mueller Industries, Inc.	92,414
4,883	Mueller Water Products, Inc., Class A	63,088
1,258	NN, Inc.*	3,623
656	Nordson Corp.	148,965
158	Omega Flex, Inc.	20,520
1,389	Oshkosh Corp.	139,803
3,878	Otis Worldwide Corp.	298,412
4,207	PACCAR, Inc.	370,511
1,980	Parker-Hannifin Corp.	561,845
1,058	Park-Ohio Holdings Corp.	14,886
3,448	Pentair plc	186,916
524	Proto Labs, Inc.*	27,720
660	RBC Bearings, Inc.*	127,961
3,787	REV Group, Inc.	50,746
612	Shyft Group, Inc. (The)	22,099
1,192	Snap-On, Inc.	244,932
1,232	SPX Corp.*	60,873
878	SPX FLOW, Inc.	75,701
340	Standex International Corp.	33,973
1,980	Stanley Black & Decker, Inc.	276,784
537	Tennant Co.	42,316
1,823	Terex Corp.	65,008
863	The Greenbrier Cos., Inc.	44,453
2,219	Timken Co.	134,693
3,046	Titan International, Inc.*	44,868
2,441	Toro Co. (The)	208,681
3,242	Trinity Industries, Inc.	111,395
1,510	Wabash National Corp.	22,408
2,471	Wabtec Corp.	237,636

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
615	Watts Water Technologies, Inc., Class A	$85,848
4,275	Welbilt, Inc.*	101,531
1,534	Woodward, Inc.	191,612
1,831	Xylem, Inc.	156,111

		11,792,457

Marine (0.1%):
3,979	Costamare, Inc.	67,842
239	Eagle Bulk Shipping, Inc.	16,278
147	Eneti, Inc.	934
1,300	Genco Shipping & Trading, Ltd.	30,706
1,654	Kirby Corp.*	119,402
1,541	Matson, Inc.	185,875

		421,037

Media (1.5%):
3,595	Altice USA, Inc., Class A*	44,866
1,413	AMC Networks, Inc., Class A*	57,410
8,164	Audacy, Inc.*	23,594
133	Cable One, Inc.	194,744
1,688	Charter Communications, Inc., Class A*	920,838
48,635	Comcast Corp., Class A	2,277,091
2,952	comScore, Inc.*	8,590
367	DallasNews Corp.	2,554
4,810	Discovery Communications, Inc., Class C*	120,106
3,389	Discovery, Inc., Class A*	84,454
4,832	DISH Network Corp., Class A*	152,933
2,931	E.W. Scripps Co. (The), Class A*	60,935
4,792	Entravision Communications Corp., Class A	30,717
4,335	Fox Corp., Class A	171,016
3,199	Fox Corp., Class B	116,060
7,573	Gannett Co, Inc.*	34,154
2,788	Gray Television, Inc.	61,531
1,323	iHeartMedia, Inc., Class A*	25,044
8,756	Interpublic Group of Cos., Inc. (The)	310,400
864	John Wiley & Sons, Inc., Class A	45,818
192	John Wiley & Sons, Inc., Class B	10,210
334	Liberty Broadband Corp., Class A*	43,774
1,855	Liberty Broadband Corp., Class C*	251,019
1,489	Liberty Latin America, Ltd.*	14,443
5,752	Liberty Latin America, Ltd., Class C*	55,162
2,706	Liberty Media Corp.-Liberty SiriusXM, Class C*	123,745
1,327	Liberty Media Corp-Liberty SiriusXM, Class A*	60,657
789	Loyalty Ventures, Inc.*	13,042
131	Marchex, Inc., Class B*	300
3,726	National CineMedia, Inc.	9,464
3,530	New York Times Co. (The), Class A	161,815
7,458	News Corp., Class A	165,195
2,563	News Corp., Class B	57,719
1,496	Nexstar Media Group, Inc., Class A	281,966
3,505	Omnicom Group, Inc.	297,504
1,353	Scholastic Corp.	54,499
10,861	Sirius XM Holdings, Inc.^	71,900
474	TechTarget, Inc.*	38,527
7,839	TEGNA, Inc.	175,594
445	ViacomCBS, Inc., Class A	17,982
7,704	ViacomCBS, Inc., Class B	291,288

		6,938,660

Metals & Mining (1.3%):
5,171	Alcoa Corp.	465,545
4,528	Allegheny Technologies, Inc.*	121,532

Shares		Value
Common Stocks, continued
Metals & Mining, continued
799	Ampco-Pittsburgh Corp.*	$5,042
3,002	Arconic Corp.*	76,911
1,138	Carpenter Technology Corp.	47,773
2,210	Century Aluminum Co.*	58,145
13,357	Cleveland-Cliffs, Inc.*	430,229
5,449	Coeur Mining, Inc.*	24,248
3,300	Commercial Metals Co.	137,346
702	Compass Minerals International, Inc.	44,079
7,323	Ferroglobe plc*	56,387
841	Fortitude Gold Corp.	6,173
13,761	Freeport-McMoRan, Inc.	684,472
2,945	Gold Resource Corp.	6,597
943	Haynes International, Inc.	40,172
14,180	Hecla Mining Co.	93,163
151	Kaiser Aluminum Corp.	14,218
643	Materion Corp.	55,131
12,309	McEwen Mining, Inc.*	10,360
1,807	Mp Materials Corp.*	103,613
8,302	Newmont Corp.	659,594
6,998	Nucor Corp.	1,040,253
700	Olympic Steel, Inc.	26,922
1,439	Reliance Steel & Aluminum Co.	263,841
1,422	Royal Gold, Inc.	200,900
1,500	Ryerson Holding Corp.	52,530
1,365	Schnitzer Steel Industries, Inc., Class A	70,898
1,446	Southern Copper Corp.	109,751
6,814	Steel Dynamics, Inc.	568,492
3,673	SunCoke Energy, Inc.	32,726
759	Synalloy Corp.*	12,182
2,052	TimkenSteel Corp.*	44,898
7,629	United States Steel Corp.	287,918
548	Universal Stainless & Alloy Products, Inc.*	4,757
1,489	Warrior Met Coal, Inc.	55,257
1,135	Worthington Industries, Inc.	58,350

		5,970,405

Multiline Retail (0.8%):
1,406	Big Lots, Inc.	48,648
1,248	Dillard’s, Inc., Class A	334,951
3,023	Dollar General Corp.	673,010
3,862	Dollar Tree, Inc.*	618,499
4,069	Kohl’s Corp.	246,012
10,647	Macy’s, Inc.	259,361
1,842	Nordstrom, Inc.	49,937
1,737	Ollie’s Bargain Outlet Holdings, Inc.*	74,621
6,131	Target Corp.	1,301,121

		3,606,160

Multi-Utilities (0.7%):
2,267	Ameren Corp.	212,554
1,406	Avista Corp.	63,481
1,134	Black Hills Corp.	87,341
5,705	CenterPoint Energy, Inc.	174,801
2,837	CMS Energy Corp.	198,420
3,188	Consolidated Edison, Inc.	301,840
5,986	Dominion Energy, Inc.	508,630
1,902	DTE Energy Co.	251,463
5,409	MDU Resources Group, Inc.	144,150
6,003	NiSource, Inc.	190,895
993	NorthWestern Corp.	60,067
4,932	Public Service Enterprise Group, Inc.	345,240
2,268	Sempra Energy	381,296
305	Unitil Corp.	15,213
3,038	WEC Energy Group, Inc.	303,223

		3,238,614

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.8%):
332	Adams Resources & Energy, Inc.	$12,779
10,610	Antero Midstream Corp.	115,331
7,652	Antero Resources Corp.*	233,616
7,688	APA Corp.	317,745
432	Arch Resources, Inc.	59,348
1,988	Berry Corp.	20,516
990	California Resources Corp.	44,283
2,819	Callon Petroleum Co.*	166,547
6,243	Centennial Resource Development, Inc., Class A*	50,381
2,557	Cheniere Energy, Inc.	354,528
1,134	Chesapeake Energy Corp.	98,658
20,512	Chevron Corp.	3,339,969
1,149	Civitas Resources, Inc.	68,607
7,534	Clean Energy Fuel Corp.*	59,820
6,372	CNX Resources Corp.*	132,028
7,595	Comstock Resources, Inc.*	99,115
14,126	ConocoPhillips	1,412,600
1,846	CONSOL Energy, Inc.*	69,465
3,878	Continental Resources, Inc.	237,838
17,881	Coterra Energy, Inc.	482,251
2,225	CVR Energy, Inc.	56,826
2,204	Delek US Holdings, Inc.*	46,769
823	Denbury, Inc.*	64,663
23,604	Devon Energy Corp.	1,395,705
5,705	DHT Holdings, Inc.	33,089
2,202	Diamondback Energy, Inc.	301,850
58	Dorian LPG, Ltd.	840
1,795	DT Midstream, Inc.	97,397
11,550	Enlink Midstream LLC	111,457
6,280	EOG Resources, Inc.	748,764
7,807	EQT Corp.	268,639
7,111	Equitrans Midstream Corp.	60,017
43,767	Exxon Mobil Corp.	3,614,717
1,014	Green Plains, Inc.*	31,444
5,293	Hess Corp.	566,563
4,760	HF Sinclair Corp.*	189,686
1,180	International Seaways, Inc.	21,287
23,295	Kinder Morgan, Inc.	440,508
17,233	Kosmos Energy, Ltd.*	123,905
609	Laredo Petroleum, Inc.*	48,196
4,177	Magnolia Oil & Gas Corp., Class A	98,786
17,859	Marathon Oil Corp.	448,439
7,572	Marathon Petroleum Corp.	647,406
3,899	Matador Resources Co.	206,569
4,219	Murphy Oil Corp.	170,405
17,900	Occidental Petroleum Corp.	1,015,646
7,181	ONEOK, Inc.	507,194
4,281	Ovintiv, Inc.	231,474
2,936	PAR Pacific Holdings, Inc.*	38,227
3,458	PBF Energy, Inc., Class A*	84,271
3,014	PDC Energy, Inc.	219,058
4,173	Peabody Energy Corp.*	102,364
4,501	Phillips 66	388,841
1,401	PHX Minerals, Inc.	4,287
1,849	Pioneer Natural Resources Co.	462,305
6	PrimeEnergy Resources Corp.*	409
4,715	Range Resources Corp.*	143,242
787	Ranger Oil Corp.*	27,175
1,426	Renewable Energy Group, Inc.*	86,487
374	REX American Resources Corp.*	37,250
1,682	Scorpio Tankers, Inc.	35,961
3,507	SFL Corp., Ltd.	35,701
4,141	SM Energy Co.	161,292
24,131	Southwestern Energy Co.*	173,019
3,310	Talos Energy, Inc.*	52,265

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,703	Targa Resources Corp.	$430,405
6,407	Teekay Shipping Corp.*	20,310
1,031	Teekay Tankers, Ltd., Class A*	14,269
125	Texas Pacific Land Corp.	169,014
4,537	Valero Energy Corp.	460,687
853	Whiting Petroleum Corp.	69,528
14,709	Williams Cos., Inc.	491,428
1,790	World Fuel Services Corp.	48,402

		22,679,863

Paper & Forest Products (0.1%):
545	Clearwater Paper Corp.*	15,276
2,520	Glatfelter Corp.	31,198
3,240	Louisiana-Pacific Corp.	201,269
3,875	Mercer International, Inc.	54,056
617	Neenah, Inc.	24,470
2,344	Resolute Forest Products	30,261
665	Schweitzer-Mauduit International, Inc.	18,287
474	Sylvamo Corp.*	15,775

		390,592

Personal Products (0.2%):
2,327	BellRing Brands, Inc.*	53,707
12,350	Coty, Inc., Class A*	111,026
1,291	Edgewell Personal Care Co.	47,341
854	elf Beauty, Inc.*	22,059
1,689	Estee Lauder Cos., Inc. (The), Class A	459,948
2,298	Herbalife Nutrition, Ltd.*	69,767
594	Inter Parfums, Inc.	52,302
186	Medifast, Inc.	31,765
1,236	Natures Sunshine Products, Inc.*	20,790
1,116	Nu Skin Enterprises, Inc., Class A	53,434
340	United-Guardian, Inc.	7,664
645	Usana Health Sciences, Inc.*	51,245

		981,048

Pharmaceuticals (3.1%):
2,003	Amphastar Pharmaceuticals, Inc.*	71,908
900	ANI Pharmaceuticals, Inc.*	25,299
885	Assembly Biosciences, Inc.*	1,823
21,098	Bristol-Myers Squibb Co.	1,540,787
2,125	Catalent, Inc.*	235,663
1,951	Corcept Therapeutics, Inc.*	43,937
1,468	Cumberland Pharmaceuticals, Inc.*	4,140
1,054	Cymabay Therapeutics, Inc.*	3,278
6,155	Elanco Animal Health, Inc.*	160,584
7,636	Eli Lilly & Co.	2,186,721
8,827	Endo International plc*	20,390
1,104	Harmony Biosciences Holdings, Inc.*	53,710
2,388	Horizon Therapeutics plc*	251,241
3,292	Innoviva, Inc.*	63,700
1,338	Intra-Cellular Therapies, Inc.*	81,872
1,190	Jazz Pharmaceuticals plc*	185,247
23,547	Johnson & Johnson	4,173,235
20,028	Merck & Co., Inc.	1,643,297
3,567	Nektar Therapeutics*	19,226
4,552	Organon & Co.	159,001
1,317	Otonomy, Inc.*	3,161
3,223	Perrigo Co. plc	123,860
41,982	Pfizer, Inc.	2,173,408
793	Phibro Animal Health Corp., Class A	15,820
1,580	Prestige Consumer Healthcare, Inc.*	83,645
4,082	Royalty Pharma plc, Class A	159,035
1,789	Supernus Pharmaceuticals, Inc.*	57,821
923	Taro Pharmaceutical Industries, Ltd.*	39,929
14,776	Viatris, Inc.	160,763

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
4,336	Zoetis, Inc.	$817,726

		14,560,227

Professional Services (0.9%):
1,184	ASGN, Inc.*	138,185
494	Barrett Business Services, Inc.	38,270
3,676	Booz Allen Hamilton Holding Corp.	322,900
549	CACI International, Inc., Class A*	165,392
1,617	CBIZ, Inc.*	67,865
2,143	Clarivate plc*	35,917
3,570	CoStar Group, Inc.*	237,798
456	CRA International, Inc.	38,422
1,531	Equifax, Inc.	363,000
1,104	Exponent, Inc.	119,287
825	Forrester Research, Inc.*	46,546
723	FTI Consulting, Inc.*	113,670
421	Heidrick & Struggles International, Inc.	16,663
466	Hill International, Inc.*	760
660	Huron Consulting Group, Inc.*	30,235
329	ICF International, Inc.	30,972
514	Insperity, Inc.	51,616
1,326	Jacobs Engineering Group, Inc.	182,736
3,410	KBR, Inc.	186,629
1,042	Kelly Services, Inc., Class A	22,601
577	Kforce, Inc.	42,681
1,558	Korn Ferry	101,176
1,762	Leidos Holdings, Inc.	190,331
1,391	ManpowerGroup, Inc.	130,643
840	ManTech International Corp., Class A	72,400
659	Mistras Group, Inc.*	4,356
10,088	Nielsen Holdings plc	274,797
2,125	Resources Connection, Inc.	36,422
2,809	Robert Half International, Inc.	320,732
1,873	Science Applications International Corp.	172,634
2,327	TransUnion	240,472
1,894	TriNet Group, Inc.*	186,294
1,029	TrueBlue, Inc.*	29,728
1,755	Verisk Analytics, Inc.	376,676
633	Willdan Group, Inc.*	19,427

		4,408,233

Real Estate Management & Development (0.3%):
4,164	CBRE Group, Inc., Class A*	381,089
2,451	Cushman & Wakefield plc*	50,270
1,549	Douglas Elliman, Inc.	11,308
1,163	eXp World Holdings, Inc.^	24,621
279	Forestar Group, Inc.*	4,955
232	FRP Holdings, Inc.*	13,410
1,280	Howard Hughes Corp. (The)*	132,621
954	Jones Lang LaSalle, Inc.*	228,445
4,260	Kennedy-Wilson Holdings, Inc.	103,901
977	Marcus & Millichap, Inc.	51,468
5,729	Newmark Group, Inc.	91,206
997	Rafael Holdings, Inc., Class B*	2,502
910	RE/MAX Holdings, Inc., Class A	25,234
3,814	Realogy Holdings Corp.*	59,803
681	Redfin Corp.*	12,285
1,447	Tejon Ranch Co.*	26,422
357	The RMR Group, Inc., Class A	11,103
1,857	The St Joe Co.	110,009
642	Zillow Group, Inc., Class A*	30,964
1,617	Zillow Group, Inc., Class C*^	79,702

		1,451,318

Shares		Value
Common Stocks, continued
Road & Rail (1.4%):
346	AMERCO, Inc.	$206,541
757	ArcBest Corp.	60,938
1,730	Avis Budget Group, Inc.*	455,509
419	Covenant Logistics Group, Inc.	9,021
20,522	CSX Corp.	768,549
1,925	Heartland Express, Inc.	27,085
1,793	J.B. Hunt Transport Services, Inc.	360,016
4,311	Knight-Swift Transportation Holdings, Inc.	217,533
896	Landstar System, Inc.	135,144
3,089	Lyft, Inc., Class A*	118,618
2,410	Marten Transport, Ltd.	42,802
2,245	Norfolk Southern Corp.	640,319
1,374	Old Dominion Freight Line, Inc.	410,386
1,600	PAM Transportation Services, Inc.*	55,600
1,902	Ryder System, Inc.	150,886
576	Saia, Inc.*	140,440
2,500	Schneider National, Inc., Class B	63,750
6,290	Uber Technologies, Inc.*	224,427
8,160	Union Pacific Corp.	2,229,394
586	Universal Logistics Holdings, Inc.	11,808
1,023	USA Truck, Inc.*	21,074
2,378	Werner Enterprises, Inc.	97,498
1,829	Yellow Corp.*	12,821

		6,460,159

Semiconductors & Semiconductor Equipment (5.4%):
870	Advanced Energy Industries, Inc.	74,890
14,398	Advanced Micro Devices, Inc.*	1,574,277
1,120	Alpha & Omega Semiconductor, Ltd.*	61,208
630	Ambarella, Inc.*	66,100
8,710	Amkor Technology, Inc.	189,181
3,845	Analog Devices, Inc.	635,117
7,890	Applied Materials, Inc.	1,039,902
608	Axcelis Technologies, Inc.*	45,922
1,701	AXT, Inc.*	11,941
1,411	Azenta, Inc.	116,944
4,534	Broadcom, Inc.	2,854,969
437	CEVA, Inc.*	17,764
1,136	Cirrus Logic, Inc.*	96,321
697	CMC Materials, Inc.	129,224
2,261	Cohu, Inc.*	66,926
1,027	Diodes, Inc.*	89,339
1,101	Enphase Energy, Inc.*	222,160
1,512	Entegris, Inc.	198,465
2,177	First Solar, Inc.*	182,302
1,662	FormFactor, Inc.*	69,854
1,314	GSI Technology, Inc.*	5,033
948	Ichor Holdings, Ltd.*	33,768
63,511	Intel Corp.	3,147,605
1,853	KLA Corp.	678,309
1,562	Kulicke & Soffa Industries, Inc.	87,503
1,575	Lam Research Corp.	846,736
2,049	Lattice Semiconductor Corp.*	124,887
876	MACOM Technology Solutions Holdings, Inc.*	52,446
4,801	Marvell Technology, Inc.	344,280
1,132	MaxLinear, Inc., Class A*	66,052
4,383	Microchip Technology, Inc.	329,339
12,933	Micron Technology, Inc.	1,007,351
1,341	MKS Instruments, Inc.	201,150
334	Monolithic Power Systems, Inc.	162,217
1,500	Neophotonics Corp.*	22,815
150	NVE Corp.	8,170
15,541	NVIDIA Corp.	4,240,517
892	NXP Semiconductors NV	165,091

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
5,936	ON Semiconductor Corp.*	$371,653
1,334	Onto Innovation, Inc.*	115,911
1,438	PDF Solutions, Inc.*	40,077
2,358	Photronics, Inc.*	40,015
1,116	Power Integrations, Inc.	103,431
1,567	Qorvo, Inc.*	194,465
11,228	Qualcomm, Inc.	1,715,863
2,888	Rambus, Inc.*	92,098
1,305	Semtech Corp.*	90,489
867	Silicon Laboratories, Inc.*	130,223
2,322	Skyworks Solutions, Inc.	309,476
1,050	SMART Global Holdings, Inc.*	27,122
419	SolarEdge Technologies, Inc.*	135,073
1,754	SunPower Corp.*^	37,676
834	Synaptics, Inc.*	166,383
2,449	Teradyne, Inc.	289,545
10,811	Texas Instruments, Inc.	1,983,602
1,251	Ultra Clean Holdings, Inc.*	53,030
885	Universal Display Corp.	147,751
1,442	Veeco Instruments, Inc.*	39,208
1,114	Wolfspeed, Inc.*	126,840

		25,476,006

Software (6.6%):
3,453	ACI Worldwide, Inc.*	108,735
3,583	Adobe, Inc.*	1,632,486
695	Alarm.com Holdings, Inc.*	46,190
583	Altair Engineering, Inc.*	37,545
591	Alteryx, Inc., Class A*	42,274
1,009	American Software, Inc., Class A	21,028
734	ANSYS, Inc.*	233,155
858	Asana, Inc.*	34,294
1,409	Aspen Technology, Inc.*	233,006
1,215	Atlassian Corp. plc, Class A*	357,003
2,154	Autodesk, Inc.*	461,710
813	Avalara, Inc.*	80,902
1,879	Avaya Holdings Corp.*	23,807
2,272	Aware, Inc.*	6,816
691	Bill.com Holdings, Inc.*	156,712
1,196	Blackbaud, Inc.*	71,604
3	Blackline, Inc.*	220
2,029	Box, Inc.*	58,963
2,111	Cadence Design Systems, Inc.*	347,175
2,601	CDK Global, Inc.	126,617
820	Cerence, Inc.*	29,602
1,198	Ceridian HCM Holding, Inc.*	81,895
1,606	Citrix Systems, Inc.	162,045
519	Cloudflare, Inc., Class A*	62,124
1,830	Cognyte Software, Ltd.*	20,697
505	CommVault Systems, Inc.*	33,507
491	Consensus Cloud Solutions, Inc.*	29,524
639	Coupa Software, Inc.*	64,942
487	Crowdstrike Holdings, Inc., Class A*	110,588
638	Datadog, Inc., Class A*	96,638
513	DocuSign, Inc.*	54,953
2,137	DoubleVerify Holdings, Inc.*	53,788
5,645	Dropbox, Inc., Class A*	131,246
1,675	Duck Creek Technologies, Inc.*	37,051
1,822	Dynatrace, Inc.*	85,816
1,380	Ebix, Inc.	45,747
622	Elastic NV*	55,327
990	Envestnet, Inc.*	73,696
429	Everbridge, Inc.*	18,722
441	Fair Isaac Corp.*	205,709
337	Five9, Inc.*	37,205
1,236	Fortinet, Inc.*	422,391

Shares		Value
Common Stocks, continued
Software, continued
485	Globant SA*	$127,104
1,145	Guidewire Software, Inc.*	108,340
179	HubSpot, Inc.*	85,014
1,326	Intuit, Inc.	637,594
1,266	Jamf Holding Corp.*	44,069
1,784	Mandiant, Inc.*	39,801
1,094	Manhattan Associates, Inc.*	151,749
58,796	Microsoft Corp.	18,127,395
1,654	N-Able, Inc.*	15,051
600	New Relic, Inc.*	40,128
5,406	NortonLifeLock, Inc.	143,367
879	OneSpan, Inc.*	12,693
11,328	Oracle Corp.	937,165
7,336	Palantir Technologies, Inc., Class A*	100,723
332	Palo Alto Networks, Inc.*	206,673
513	Paycom Software, Inc.*	177,693
443	Paylocity Holding Corp.*	91,156
565	Pegasystems, Inc.	45,567
947	Progress Software Corp.	44,594
1,146	PTC, Inc.*	123,447
389	Q2 Holdings, Inc.*	23,982
894	Qualys, Inc.*	127,315
2,745	RealNetworks, Inc.*	1,592
371	RingCentral, Inc., Class A*	43,485
899	Sailpoint Technologies Holdings, Inc.*	46,011
5,162	Salesforce, Inc.*	1,095,996
1,200	Sapiens International Corp. NV	30,468
512	ServiceNow, Inc.*	285,128
1,163	Smartsheet, Inc., Class A*	63,709
710	Splunk, Inc.*	105,513
347	SPS Commerce, Inc.*	45,526
3,224	SS&C Technologies Holdings, Inc.	241,864
2,279	Synchronoss Technologies, Inc.*	3,943
851	Synopsys, Inc.*	283,613
1,923	The Trade Desk, Inc., Class A*	133,168
328	Tyler Technologies, Inc.*	145,924
1,103	Varonis Systems, Inc.*	52,437
1,022	Verint Systems, Inc.*	52,837
1,567	VMware, Inc., Class A	178,434
2,930	Vonage Holdings Corp.*	59,450
758	Workday, Inc., Class A*	181,511
7,046	Xperi Holding Corp.	122,037
645	Zendesk, Inc.*	77,587
185	Zoom Video Communications, Inc., Class A*	21,688
566	Zscaler, Inc.*	136,564

		30,812,560

Specialty Retail (2.4%):
1,093	Aaron’s Co., Inc. (The)	21,947
2,382	Abercrombie & Fitch Co., Class A*	76,200
1,111	Advance Auto Parts, Inc.	229,933
5,007	American Eagle Outfitters, Inc.	84,118
200	America’s Car-Mart, Inc.*	16,112
793	Asbury Automotive Group, Inc.*	127,039
2,111	AutoNation, Inc.*	210,213
190	AutoZone, Inc.*	388,470
3,164	Barnes & Noble Education, Inc.*	11,327
1,784	Bath & Body Works, Inc.	85,275
3,437	Bed Bath & Beyond, Inc.*	77,436
4,898	Best Buy Co., Inc.	445,228
1,657	Big 5 Sporting Goods Corp.	28,418
841	Boot Barn Holdings, Inc.*	79,718
583	Build-A-Bear Workshop, Inc.	10,657
760	Burlington Stores, Inc.*	138,449
2,280	Caleres, Inc.	44,072

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
2,685	CarMax, Inc.*	$259,049
155	Carvana Co.*	18,490
1,987	Cato Corp., Class A	29,129
7,822	Chico’s FAS, Inc.*	37,546
566	Citi Trends, Inc.*	17,334
1,572	Conn’s, Inc.*	24,225
3,425	Designer Brands, Inc., Class A*	46,272
2,039	Dick’s Sporting Goods, Inc.	203,941
1,302	Five Below, Inc.*	206,198
2,136	Floor & Decor Holdings, Inc., Class A*	173,016
3,374	Foot Locker, Inc.	100,073
8,563	Gap, Inc. (The)	120,567
435	Genesco, Inc.*	27,670
630	Group 1 Automotive, Inc.	105,733
2,846	Guess?, Inc.	62,185
583	Haverty Furniture Cos., Inc.	15,986
499	Hibbett, Inc.	22,126
8,973	Home Depot, Inc. (The)	2,685,888
717	Lithia Motors, Inc.	215,186
4,751	Lowe’s Cos., Inc.	960,605
527	MarineMax, Inc.*	21,217
751	Monro, Inc.	33,299
877	Murphy U.S.A., Inc.	175,365
1,200	National Vision Holdings, Inc.*	52,284
1,542	ODP Corp. (The)*	70,670
525	O’Reilly Automotive, Inc.*	359,604
1,891	Penske Automotive Group, Inc.	177,225
1,792	Rent-A-Center, Inc.	45,140
426	RH*	138,914
5,705	Ross Stores, Inc.	516,074
1,832	Sally Beauty Holdings, Inc.*	28,634
1,200	Shoe Carnival, Inc.	34,992
1,393	Signet Jewelers, Ltd.	101,271
472	Sleep Number Corp.*	23,935
844	Sonic Automotive, Inc., Class A	35,878
1,606	Sportsman’s Warehouse Holdings, Inc.*	17,168
1,722	The Buckle, Inc.	56,895
501	The Children’s Place, Inc.*	24,699
854	Tilly’s, Inc.	7,993
10,471	TJX Cos., Inc. (The)	634,333
1,642	Tractor Supply Co.	383,194
964	Ulta Beauty, Inc.*	383,884
2,187	Urban Outfitters, Inc.*	54,916
594	Victoria’s Secret & Co.*	30,508
1,871	Williams-Sonoma, Inc.	271,295
75	Winmark Corp.	16,500
729	Zumiez, Inc.*	27,855

		11,129,573

Technology Hardware, Storage & Peripherals (5.6%):
2,378	3D Systems Corp.*	39,665
138,404	Apple, Inc.	24,166,722
728	AstroNova, Inc.*	11,044
1,682	Avid Technology, Inc.*	58,651
4,284	Dell Technologies, Inc., Class C*	215,014
15,707	Hewlett Packard Enterprise Co.	262,464
10,874	HP, Inc.	394,726
4,627	NCR Corp.*	185,959
2,576	NetApp, Inc.	213,808
4,094	Pure Storage, Inc., Class A*	144,559
2,694	Seagate Technology Holdings plc	242,191
1,794	Stratasys, Ltd.*	45,550
4,585	Western Digital Corp.*	227,645

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
4,758	Xerox Holdings Corp.	$95,969

		26,303,967

Textiles, Apparel & Luxury Goods (0.9%):
3,367	Capri Holdings, Ltd.*	173,030
1,250	Carter’s, Inc.	114,988
1,677	Columbia Sportswear Co.	151,819
1,057	Crocs, Inc.*	80,755
810	Culp, Inc.	6,431
624	Deckers Outdoor Corp.*	170,832
1,494	Fossil Group, Inc.*	14,402
2,480	G-III Apparel Group, Ltd.*	67,084
9,857	Hanesbrands, Inc.	146,771
1,206	Kontoor Brands, Inc.	49,868
1,887	Levi Strauss & Co.	37,287
1,345	Lululemon Athletica, Inc.*	491,234
1,551	Movado Group, Inc.	60,567
10,808	NIKE, Inc., Class B	1,454,324
405	Oxford Industries, Inc.	36,653
1,441	PVH Corp.	110,395
1,225	Ralph Lauren Corp.	138,964
570	Rocky Brands, Inc.	23,706
3,202	Skechers U.S.A., Inc., Class A*	130,514
1,560	Steven Madden, Ltd.	60,278
700	Superior Group of Cos., Inc.	12,495
6,144	Tapestry, Inc.	228,250
3,369	Under Armour, Inc., Class A*	57,340
3,746	Under Armour, Inc., Class C*	58,288
1,027	Unifi, Inc.*	18,589
802	Vera Bradley, Inc.*	6,151
3,169	VF Corp.	180,189
1,153	Wolverine World Wide, Inc.	26,012

		4,107,216

Thrifts & Mortgage Finance (0.4%):
1,866	Axos Financial, Inc.*	86,564
1,591	BankFinancial Corp.	16,483
3,362	Capitol Federal Financial, Inc.	36,579
2,223	Columbia Financial, Inc.*	47,817
855	ESSA Bancorp, Inc.	15,347
3,469	Essent Group, Ltd.	142,957
403	Federal Agricultural Mortgage Corp.	43,717
408	First Capital, Inc.	15,769
1,989	Flagstar Bancorp, Inc.	84,334
8	Greene County Bancorp, Inc.	358
62	Hingham Institution for Savings (The)	21,278
628	HomeStreet, Inc.	29,755
413	IF Bancorp, Inc.	9,833
2,442	Kearny Financial Corp.	31,453
1,249	Kentucky First Federal Bancorp	8,993
750	Lake Shore Bancorp, Inc.	11,175
194	LendingTree, Inc.*	23,216
1,240	Meta Financial Group, Inc.	68,101
10,413	MGIC Investment Corp.	141,096
2,681	Mr Cooper Group, Inc.*	122,441
11,597	New York Community Bancorp, Inc.	124,320
2,461	NMI Holdings, Inc., Class A*	50,746
1,501	Northfield Bancorp, Inc.	21,554
3,456	Northwest Bancshares, Inc.	46,691
1,932	Oceanfirst Financial Corp.	38,833
503	Oconee Federal Financial Corp.	12,248
465	Ocwen Financial Corp.*	11,048
1,203	PennyMac Financial Services, Inc.	64,000
1,369	Premier Financial Corp.	41,522
679	Provident Financial Holdings, Inc.	11,231
2,256	Provident Financial Services, Inc.	52,790
5,556	Radian Group, Inc.	123,399

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
420	Riverview Bancorp, Inc.	$3,171
561	Southern Missouri Bancorp, Inc.	28,022
1,764	Sterling Bancorp, Inc.*	12,524
733	Territorial Bancorp, Inc.	17,592
4,281	TFS Financial Corp.	71,065
559	TrustCo Bank Corp. NY	17,849
1,074	Walker & Dunlop, Inc.	138,997
2,436	Washington Federal, Inc.	79,949
728	Waterstone Financial, Inc.	14,079
1,498	Western New England BanCorp, Inc.	13,392
1,909	WSFS Financial Corp.	88,998

		2,041,286

Tobacco (0.4%):
13,165	Altria Group, Inc.	687,871
10,451	Philip Morris International, Inc.	981,767
518	Universal Corp.	30,080
3,098	Vector Group, Ltd.	37,300

		1,737,018

Trading Companies & Distributors (0.8%):
3,334	Air Lease Corp.	148,863
948	Applied Industrial Technologies, Inc.	97,322
2,106	Beacon Roofing Supply, Inc.*	124,844
1,071	Boise Cascade Co.	74,402
644	DXP Enterprises, Inc.*	17,446
7,240	Fastenal Co.	430,056
876	GATX Corp.	108,037
977	Global Industrial Co.	31,489
1,243	GMS, Inc.*	61,864
1,047	H&E Equipment Services, Inc.	45,565
1,424	Herc Holdings, Inc.	237,936
1,307	Huttig Building Products, Inc.*	13,933
870	Kaman Corp., Class A	37,828
2,381	MRC Global, Inc.*	28,358
1,149	MSC Industrial Direct Co., Inc.	97,906
3,189	NOW, Inc.*	35,175
1,547	Rush Enterprises, Inc., Class A	78,758
365	Rush Enterprises, Inc., Class B	17,648
1,003	SiteOne Landscape Supply, Inc.*	162,175
1,757	Textainer Group Holdings, Ltd.	66,889
651	Titan Machinery, Inc.*	18,397
173	Transcat, Inc.*	14,037
2,472	Triton International, Ltd.	173,485
1,712	United Rentals, Inc.*	608,119
3,997	Univar Solutions, Inc.*	128,464
1,184	Veritiv Corp.*	158,170
744	W.W. Grainger, Inc.	383,748
662	Watsco, Inc.	201,672
84	Watsco, Inc., Class B	25,418
1,396	WESCO International, Inc.*	181,675

		3,809,679

Water Utilities (0.2%):
830	American States Water Co.	73,887
1,750	American Water Works Co., Inc.	289,678
491	Artesian Resources Corp.	23,838
1,107	California Water Service Group	65,623
3,223	Essential Utilities, Inc.	164,792
355	Middlesex Water Co.	37,335
669	Pure Cycle Corp.*	8,041
498	SJW Group	34,651
372	York Water Co. (The)	16,729

		714,574

Wireless Telecommunication Services (0.2%):
1,333	Shenandoah Telecommunications Co.	31,432
1,649	Spok Holdings, Inc.	13,159

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
2,954	Telephone & Data Systems, Inc.	$55,771
6,645	T-Mobile USA, Inc.*	852,886
1,151	United States Cellular Corp.*	34,795

		988,043

Total Common Stocks (Cost $257,933,396)		468,616,149

Preferred Stocks (0.0%†):
Internet & Direct Marketing Retail (0.0%†):
264	Qurate Retail, Inc., 3/15/31	22,706

Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A	31,667

Total Preferred Stocks (Cost $113,834)		54,373

Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/49*	5,427

Health Care (0.0%†):
1,297	Zogenix, Inc. CVR, Expires on 1/1/25*	882

Household Durables (0.0%†):
1,918	Zagg, Inc. CVR, Expires on 1/2/49*	173

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	1,215

Total Rights (Cost $3,216)		7,697

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.2%):
718,571	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	718,571

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $718,571)		718,571

Shares		Value
Unaffiliated Investment Company (0.2%):

Money Markets (0.2%):
658,364	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(b)	658,364

Total Unaffiliated Investment Company (Cost $658,364)		658,364

Total Investment Securities (Cost $259,427,381) - 100.0%		470,055,154
Net other assets (liabilities) - 0.0%†		26,550

Net Assets - 100.0%		$470,081,704

Percentages indicated are based on net assets as of March 31, 2022.

CVR        -        Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $632,572.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(b)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.0%):
2,230	AAR Corp.*	$107,999
5,304	Aerojet Rocketdyne Holdings, Inc.*	208,712
1,350	AeroVironment, Inc.*	127,089
2,615	Astronics Corp.*	33,812
392	Astronics Corp., Class B*	5,049
869	BWX Technologies, Inc.	46,804
1,113	Curtiss-Wright Corp.	167,128
766	Ducommun, Inc.*	40,131
2,314	Hexcel Corp.	137,614
3,376	Innovative Solutions & Support, Inc.*	27,211
6,280	Kratos Defense & Security Solutions, Inc.*	128,614
1,825	Maxar Technologies, Inc.	72,015
1,336	Mercury Systems, Inc.*	86,105
1,513	Moog, Inc., Class A	132,841
516	National Presto Industries, Inc.	39,706
2,564	Park Aerospace Corp., Class C	33,460
1,291	Parsons Corp.*	49,962
759	Vectrus, Inc.*	27,218

		1,471,470

Air Freight & Logistics (0.4%):
738	Air T, Inc.*	16,790
4,225	Air Transport Services Group, Inc.*	141,326
743	Atlas Air Worldwide Holdings, Inc.*	64,173
1,767	Forward Air Corp.	172,777
2,225	Hub Group, Inc., Class A*	171,792
5,212	Radiant Logistics, Inc.*	33,201

		600,059

Airlines (0.6%):
4,644	Alaska Air Group, Inc.*	269,399
1,116	Allegiant Travel Co.*	181,227
899	Copa Holdings SA, Class A*	75,192
3,192	Hawaiian Holdings, Inc.*	62,882
12,473	JetBlue Airways Corp.*	186,471
2,017	SkyWest, Inc.*	58,191
4,325	Spirit Airlines, Inc.*	94,588

		927,950

Auto Components (1.2%):
4,444	Adient plc*	181,182
4,351	American Axle & Manufacturing Holdings, Inc.*	33,764
2,031	Cooper-Standard Holdings, Inc.*	17,812
7,251	Dana, Inc.	127,400
1,611	Dorman Products, Inc.*	153,093
2,028	Fox Factory Holding Corp.*	198,643
2,922	Gentex Corp.	85,235
2,137	Gentherm, Inc.*	156,086
16,048	Goodyear Tire & Rubber Co. (The)*	229,326
1,306	LCI Industries	135,576
4,052	Modine Manufacturing Co.*	36,509
1,911	Motorcar Parts of America, Inc.*	34,073
928	Patrick Industries, Inc.	55,958
1,385	Standard Motor Products, Inc.	59,749
1,639	Stoneridge, Inc.*	34,026
1,139	Tenneco, Inc.*	20,866
472	Veoneer, Inc.*	17,440
1,448	Visteon Corp.*	158,020

		1,734,758

Automobiles (0.2%):
3,678	Harley-Davidson, Inc.	144,913
948	Thor Industries, Inc.	74,607
1,823	Winnebago Industries, Inc.	98,497

		318,017

Shares		Value
Common Stocks, continued
Banks (11.6%):
1,184	1st Source Corp.	$54,760
410	ACNB Corp.	14,330
880	Allegiance Bancshares, Inc.	39,318
600	Amalgamated Financial Corp.	10,782
846	Amerant Bancorp, Inc.	26,725
939	American National Bankshares, Inc.	35,382
3,750	Ameris Bancorp	164,550
1,149	Ames National Corp.	28,564
981	Arrow Financial Corp.	31,804
7,329	Associated Banc-Corp.	166,808
3,631	Atlantic Union Bankshares Corp.	133,221
13	Auburn National BanCorp, Inc.	429
3,921	Banc of California, Inc.	75,911
1,785	BancFirst Corp.	148,530
3,525	Bancorp, Inc. (The)*	99,863
2,065	Bank of Hawaii Corp.	173,295
1,191	Bank of Marin Bancorp	41,768
2,982	Bank of NT Butterfield & Son, Ltd. (The)	106,994
485	Bank of South Carolina Corp.	9,045
6,495	Bank OZK	277,337
4,416	BankUnited, Inc.	194,127
1,789	Banner Corp.	104,710
872	Bar Harbor Bankshares	24,957
1,217	Baycom Corp.	26,494
595	BCB Bancorp, Inc.	10,859
2,938	Berkshire Hills Bancorp, Inc.	85,114
2,278	BOK Financial Corp.	214,018
3,537	Brookline Bancorp, Inc.	55,955
667	Business First Bancshares, Inc.	16,228
2,546	Byline BanCorp, Inc.	67,927
227	C&F Financial Corp.	11,375
10,635	Cadence Bank	311,180
436	Cambridge Bancorp	37,060
1,059	Camden National Corp.	49,815
1,471	Capital City Bank Group, Inc.	38,776
700	Capstar Financial Holdings, Inc.	14,756
3,988	Cathay General Bancorp	178,463
1,646	CBTX, Inc.	51,026
1,822	Central Pacific Financial Corp.	50,834
1,141	Central Valley Community Bancorp	26,642
668	Chemung Financial Corp.	31,189
1,509	Citizens & Northern Corp.	36,789
718	Citizens Holding Co.	13,857
798	City Holding Co.	62,803
822	Civista Bancshares, Inc.	19,810
1,205	CNB Financial Corp.	31,716
271	Coastal Financial Corp.*	12,398
85	Codorus Valley Bancorp, Inc.	1,870
56	Colony Bankcorp, Inc.	1,046
4,190	Columbia Banking System, Inc.	135,211
2,562	Community Bank System, Inc.	179,724
1,343	Community Trust Bancorp, Inc.	55,332
525	Community West Bancshares	7,355
2,115	ConnectOne Bancorp, Inc.	67,701
2,253	CrossFirst Bankshares, Inc.*	35,507
256	Cullen/Frost Bankers, Inc.	35,433
2,541	Customers Bancorp, Inc.*	132,488
6,743	CVB Financial Corp.	156,505
2,220	Dime Community Bancshares, Inc.	76,745
609	Eagle Bancorp Montana, Inc.	13,599
1,599	Eagle Bancorp, Inc.	91,159
2,149	Enterprise Financial Services Corp.	101,669
924	Equity Bancshares, Inc.	29,854
534	Evans Bancorp, Inc.	20,292
16,632	F.N.B. Corp.	207,068

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
2,582	Farmers National Banc Corp.	$44,049
2,391	FB Financial Corp.	106,208
1,248	Financial Institutions, Inc.	37,602
10,810	First BanCorp	141,827
1,106	First Bancorp, Inc. (The)	33,268
1,761	First Bancorp/Southern Pines NC	73,557
1,053	First Bancshares, Inc. (The)	35,444
2,776	First Busey Corp.	70,344
940	First Business Financial Services, Inc.	30,841
145	First Citizens BancShares, Inc., Class A	96,512
4,622	First Commonwealth Financial Corp.	70,070
1,099	First Community Bankshares	31,003
4,894	First Financial Bancorp	112,807
2,674	First Financial Bankshares, Inc.	117,977
812	First Financial Corp.	35,143
1,717	First Financial Northwest, Inc.	29,378
2,543	First Foundation, Inc.	61,769
6,483	First Hawaiian, Inc.	180,811
402	First Internet BanCorp	17,290
4,476	First Interstate BancSystem, Inc., Class A	164,583
2,751	First Merchants Corp.	114,442
720	First Mid Bancshares, Inc.	27,713
1,367	First of Long Island Corp. (The)	26,602
84	First Savings Financial Group, Inc.	2,061
234	First United Corp.	5,272
908	First US Bancshares, Inc.	10,551
1,779	Flushing Financial Corp.	39,761
8,311	Fulton Financial Corp.	138,129
1,637	German American Bancorp, Inc.	62,190
5,467	Glacier Bancorp, Inc.	274,881
1,038	Great Southern Bancorp, Inc.	61,252
440	Guaranty Bancshares, Inc.	15,400
4,491	Hancock Whitney Corp.	234,206
1,888	Hanmi Financial Corp.	46,464
3,865	HarborOne Bancorp, Inc.	54,187
43	Hawthorn Bancshares, Inc.	1,087
2,024	Heartland Financial USA, Inc.	96,808
2,153	Heritage Financial Corp.	53,954
4,406	Hertiage Commerce Corp.	49,568
4,106	Hilltop Holdings, Inc.	120,716
8,713	Home Bancshares, Inc.	196,914
1,139	Hometrust Bancshares, Inc.	33,635
5,930	Hope BanCorp, Inc.	95,354
3,456	Horizon Bancorp, Inc.	64,524
2,325	Independent Bank Corp.	189,929
2,159	Independent Bank Group, Inc.	153,634
3,151	International Bancshares Corp.	133,004
12,986	Investors Bancorp, Inc.	193,881
4,232	Lakeland Bancorp, Inc.	70,674
1,510	Lakeland Financial Corp.	110,230
950	Landmark Bancorp, Inc.	25,014
1,512	LCNB Corp.	26,551
2,612	Live Oak Bancshares, Inc.	132,925
3,707	Macatawa Bank Corp.	33,400
1,159	Mercantile Bank Corp.	41,052
400	Metropolitan Bank Holding Corp.*	40,708
1,651	Midland States BanCorp, Inc.	47,648
1,041	MidWestone Financial Group, Inc.	34,457
300	MVB Financial Corp.	12,450
2,052	National Bank Holdings Corp.	82,655
769	National Bankshares, Inc.	28,599
2,224	NBT Bancorp, Inc.	80,353
974	Nicolet Bankshares, Inc.*	91,137

Shares		Value
Common Stocks, continued
Banks, continued
822	Northeast Bank	$28,038
657	Northrim Bancorp, Inc.	28,626
609	Norwood Financial Corp.	17,411
2,428	OFG Bancorp	64,682
183	Ohio Valley Banc Corp.	5,527
14,709	Old National Bancorp	240,933
1,004	Old Point Financial Corp.	24,598
3,314	Old Second Bancorp, Inc.	48,086
1,182	Origin Bancorp, Inc.	49,987
1,208	Orrstown Financial Services, Inc.	27,699
4,752	Pacific Premier Bancorp, Inc.	167,983
6,187	PacWest Bancorp	266,845
534	Park National Corp.	70,157
1,636	Parke Bancorp, Inc.	38,626
1,540	Peapack-Gladstone Financial Corp.	53,515
952	Penns Woods Bancorp, Inc.	23,257
434	Peoples Bancorp of North Carolina, Inc.	12,456
2,085	Peoples Bancorp, Inc.	65,281
3,628	People’s United Financial, Inc.	72,524
1,459	Pinnacle Financial Partners, Inc.	134,345
3,166	Popular, Inc.	258,789
977	Preferred Bank Los Angeles	72,386
2,309	Primis Financial Corp.	32,280
474	Prosperity Bancshares, Inc.	32,886
1,118	QCR Holdings, Inc.	63,268
351	Rbb BanCorp	8,245
2,844	Renasant Corp.	95,132
1,249	Republic Bancorp, Inc., Class A	56,130
6,466	Republic First Bancorp, Inc.*	33,365
2,122	S&T Bancorp, Inc.	62,769
320	Salisbury Bancorp, Inc.	17,920
2,295	Sandy Spring Bancorp, Inc.	103,091
579	SB Financial Group, Inc.	11,528
3,087	Seacoast Banking Corp of Florida	108,107
3,612	ServisFirst Bancshares, Inc.	344,187
1,438	Shore Bancshares, Inc.	29,450
1,279	Sierra Bancorp	31,949
5,648	Simmons First National Corp., Class A	148,091
562	Southern First Bancshares, Inc.*	28,572
1,502	Southside Bancshares, Inc.	61,327
3,591	SouthState Corp.	292,990
1,629	Spirit of Texas Bancshares, Inc.	42,810
1,444	Stock Yards Bancorp, Inc.	76,388
682	Summit Financial Group, Inc.	17,452
1,323	Summit State Bank	22,531
4,275	Synovus Financial Corp.	209,475
2,562	Texas Capital Bancshares, Inc.*	146,828
694	Tompkins Financial Corp.	54,319
3,635	TowneBank	108,832
1,824	TriCo Bancshares	73,015
2,571	Tristate Capital Holdings, Inc.*	85,434
1,894	Triumph BanCorp, Inc.*	178,074
3,236	Trustmark Corp.	98,342
2,867	UMB Financial Corp.	278,558
12,136	Umpqua Holdings Corp.	228,885
249	Union Bankshares, Inc.	7,657
450	United Bancshares, Inc.	14,472
7,271	United Bankshares, Inc.	253,612
5,096	United Community Banks, Inc.	177,341
916	United Security Bancshares	7,603
42	Unity Bancorp, Inc.	1,175
1,651	Univest Financial Corp.	44,181
21,320	Valley National Bancorp	277,586
1,563	Veritex Holdings, Inc.	59,660

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,097	Washington Trust Bancorp	$57,593
8,392	Webster Financial Corp.	470,959
3,853	WesBanco, Inc.	132,389
1,569	West BanCorp, Inc.	42,692
1,354	Westamerica BanCorp	81,917
3,352	Wintrust Financial Corp.	311,501

		16,505,626

Beverages (0.3%):
36	Boston Beer Co., Inc. (The), Class A*	13,985
321	Celsius Holdings, Inc.*	17,713
507	Coca-Cola Consolidated, Inc.	251,903
1,140	MGP Ingredients, Inc.	97,573
1,268	National Beverage Corp.	55,158
3,800	NewAge, Inc.*	2,208
985	Willamette Valley Vineyards, Inc.*	8,894

		447,434

Biotechnology (3.6%):
308	2Seventy Bio, Inc.*	5,254
1,733	AC Immune SA*	6,932
1,950	ACADIA Pharmaceuticals, Inc.*	47,229
3,308	Adverum Biotechnologies, Inc.*	4,333
3,984	Aeglea BioTherapeutics, Inc.*	9,163
2,640	Agios Pharmaceuticals, Inc.*	76,850
13,598	Akebia Therapeutics, Inc.*	9,762
2,076	Akero Therapeutics, Inc.*	29,458
1,262	Albireo Pharma, Inc.*	37,645
9,015	Alkermes plc*	237,185
2,613	Allogene Therapeutics, Inc.*	23,804
2,056	AnaptysBio, Inc.*	50,865
1,103	Applied Genetic Technologies Corp.*	1,180
629	Applied Therapeutics, Inc.*	1,327
283	Arcturus Therapeutics Holdings, Inc.*	7,630
629	Arcus Biosciences, Inc.*	19,851
3,961	Arcutis Biotherapeutics, Inc.*	76,289
6,613	Ardelyx, Inc.*	7,076
4,656	Atara Biotherapeutics, Inc.*	43,254
2,342	Atreca, Inc., Class A*	7,424
2,657	Avid Bioservices, Inc.*	54,123
1,475	Avidity Biosciences, Inc.*	27,243
1,944	Axcella Health, Inc.*	4,996
1,038	Beyondspring, Inc.*	2,284
926	Bluebird Bio, Inc.*	4,490
1,718	Blueprint Medicines Corp.*	109,746
2,880	Cara Therapeutics, Inc.*	34,992
1,034	CareDx, Inc.*	38,248
1,421	CASI Pharmaceuticals, Inc.*	1,151
606	Castle Biosciences, Inc.*	27,185
5,557	Catalyst Pharmaceuticals, Inc.*	46,068
236	ChemoCentryx, Inc.*	5,917
6,991	Chimerix, Inc.*	32,019
2,139	Chinook Therapeutics, Inc.*	34,994
3,561	Concert Pharmaceuticals, Inc.*	12,001
2,225	Crinetics Pharmaceuticals, Inc.*	48,839
407	CRISPR Therapeutics AG*	25,547
1,634	Cue Biopharma, Inc.*	7,974
2,539	Cytomx Therapeutics, Inc.*	6,779
1,720	Deciphera Pharmaceuticals, Inc.*	15,944
3,786	Denali Therapeutics, Inc.*	121,796
1,115	Eagle Pharmaceuticals, Inc.*	55,181
3,422	Editas Medicine, Inc.*	65,086
1,660	Eiger BioPharmaceuticals, Inc.*	13,778
2,263	Emergent BioSolutions, Inc.*	92,919
1,500	Enanta Pharmaceuticals, Inc.*	106,770
11,564	Exelixis, Inc.*	262,156
1,575	Fibrogen, Inc.*	18,932
2,705	G1 Therapeutics, Inc.*	20,558

Shares		Value
Common Stocks, continued
Biotechnology, continued
1,199	Global Blood Therapeutics, Inc.*	$41,533
1,738	Glycomimetics Industries*	1,981
2,547	Gritstone bio, Inc.*	10,494
7,563	Halozyme Therapeutics, Inc.*	301,612
1,570	Harpoon Therapeutics, Inc.*	7,803
2,828	Heron Therapeutics, Inc.*	16,176
1,889	Ideaya Biosciences, Inc.*	21,138
196	IGM Biosciences, Inc.*	5,239
592	ImmuCell Corp.*	5,713
1,281	Immunovant, Inc.*	7,058
3,325	Infinity Pharmaceuticals, Inc.*	3,791
1,583	Insmed, Inc.*	37,201
3,348	Intellia Therapeutics, Inc.*	243,299
2,237	Iovance Biotherapeutics, Inc.*	37,246
9,160	Ironwood Pharmaceuticals, Inc.*	115,233
422	iTeos Therapeutics, Inc.*	13,580
4,709	IVERIC bio, Inc.*	79,252
3,800	Jounce Therapeutics, Inc.*	25,802
856	KalVista Pharmaceuticals, Inc.*	12,617
1,052	Karuna Therapeutics, Inc.*	133,383
1,356	Kezar Life Sciences, Inc.*	22,537
514	Kiniksa Pharmaceuticals, Ltd., Class A*	5,109
1,081	Krystal Biotech, Inc.*	71,930
2,093	Kura Oncology, Inc.*	33,655
4,768	Lexicon Pharmaceuticals, Inc.*	9,965
830	Ligand Pharmaceuticals, Inc.*	93,367
3,472	Macrogenics, Inc.*	30,588
977	Madrigal Pharmaceuticals, Inc.*	95,863
2,522	Magenta Therapeutics, Inc.*	7,314
900	MediciNova, Inc.*	2,403
2,101	MeiraGTx Holdings plc*	29,099
1,843	Mersana Therapeutics, Inc.*	7,354
123	Mirati Therapeutics, Inc.*	10,113
711	Molecular Templates, Inc.*	2,453
710	Morphic Holding, Inc.*	28,507
4,120	Myriad Genetics, Inc.*	103,824
326	Nurix Therapeutics, Inc.*	4,567
1,223	Oncocyte Corp.*	1,822
26,516	OPKO Health, Inc.*^	91,215
14,857	PDL BioPharma, Inc.*	50,960
2,083	Precision BioSciences, Inc.*	6,416
2,098	Protagonist Therapeutics, Inc.*	49,681
2,444	Prothena Corp. plc*	89,377
1,221	RAPT Therapeutics, Inc.*	26,850
2,449	REGENXBIO, Inc.*	81,282
427	Repare Therapeutics, Inc.*	6,080
1,686	Replimune Group, Inc.*	28,628
667	REVOLUTION Medicines, Inc.*	17,015
1,106	Rhythm Pharmaceuticals, Inc.*	12,741
9,636	Rigel Pharmaceuticals, Inc.*	28,812
2,920	Rocket Pharmaceuticals, Inc.*	46,311
1,935	Sage Therapeutics, Inc.*	64,049
10,666	Sangamo Therapeutics, Inc.*	61,969
1,550	Scholar Rock Holding Corp.*	19,980
9,500	Spectrum Pharmaceuticals, Inc.*	12,255
1,478	Spero Therapeutics, Inc.*	12,859
1,098	SpringWorks Therapeutics, Inc.*	61,971
954	Stoke Therapeutics, Inc.*	20,082
1,866	Surface Oncology, Inc.*	5,486
1,873	Sutro Biopharma, Inc.*	15,396
2,101	Syndax Pharmaceuticals, Inc.*	36,515
905	Syros Pharmaceuticals, Inc.*	1,077
1,755	TCR2 Therapeutics, Inc.*	4,844
2,757	Travere Therapeutics, Inc.*	71,048
533	Turning Point Therapeutics, Inc.*	14,311

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
1,741	Ultragenyx Pharmaceutical, Inc.*	$ 126,431
303	United Therapeutics Corp.*	54,361
3,525	Vanda Pharmaceuticals, Inc.*	39,868
2,332	Vaxart, Inc.*^	11,753
3,366	VBI Vaccines, Inc.*	5,588
8,204	Verastem, Inc.*	11,568
2,783	Vericel Corp.*	106,366
4,488	Viking Therapeutics, Inc.*	13,464
737	Vir Biotechnology, Inc.*	18,956
1,685	Voyager Therapeutics, Inc.*	12,840
3,464	Xencor, Inc.*	92,420
1,840	Y-mAbs Therapeutics, Inc.*	21,859
784	Zentalis Pharmaceuticals, Inc.*	36,174

		5,169,706

Building Products (1.4%):
3,512	AAON, Inc.	195,724
447	Advanced Drainage Systems, Inc.	53,108
824	American Woodmark Corp.*	40,335
1,705	Apogee Enterprises, Inc.	80,919
3,226	Armstrong Flooring, Inc.*	4,613
2,810	Armstrong World Industries, Inc.	252,928
1,277	AZEK Co., Inc. (The)*	31,721
3,446	Cornerstone Building Brands, Inc.*	83,807
815	Csw Industrials, Inc.	95,836
1,452	Gibraltar Industries, Inc.*	62,363
1,043	Griffon Corp.	20,891
1,762	Insteel Industries, Inc.	65,176
3,941	JELD-WEN Holding, Inc.*	79,924
871	Masonite International Corp.*	77,467
3,341	PGT Innovations, Inc.*	60,071
2,436	Quanex Building Products Corp.	51,132
3,705	Resideo Technologies, Inc.*	88,290
2,222	Simpson Manufacturing Co., Inc.	242,287
2,113	UFP Industries, Inc.	163,039
6,630	Zurn Water Solutions Corp.	234,702

		1,984,333

Capital Markets (2.0%):
2,070	Affiliated Managers Group, Inc.	291,766
3,557	Artisan Partners Asset Management, Inc., Class A	139,968
866	Assetmark Financial Holdings, Inc.*	19,268
16,135	BGC Partners, Inc., Class A	70,994
1,300	Blucora, Inc.*	25,415
2,455	Brightsphere Investment Group, Inc.	59,534
2,827	Cohen & Steers, Inc.	242,811
300	Cowen, Inc., Class A	8,130
239	Diamond Hill Investment Group	44,765
2,638	Donnelley Financial Solutions, Inc.*	87,740
4,076	Federated Hermes, Inc., Class B	138,829
989	GAMCO Investors, Inc., Class A	21,867
31	Goldman Sachs Group, Inc. (The)	10,233
1,990	Greenhill & Co., Inc.	30,785
2,564	Hamilton Lane, Inc.	198,172
211	Hennessy Advisors, Inc.	2,135
2,282	Houlihan Lokey, Inc.	200,360
1,879	Janus Henderson Group plc	65,803
3,492	Lazard, Ltd., Class A	120,474
2,775	Manning & Napier, Inc.	25,280
3,592	Moelis & Co., Class A	168,644
853	Oppenheimer Holdings, Inc., Class A	37,174
671	Piper Sandler Cos.	88,069
1,393	PJT Partners, Inc.	87,926
2,624	Pzena Investment Management, Inc.	21,044
3,824	Safeguard Scientifics, Inc.*	19,961
1,619	Silvercrest Asset Management Group, Inc., Class A	33,109

Shares		Value
Common Stocks, continued
Capital Markets, continued
2,267	Stifel Financial Corp.	$ 153,929
984	StoneX Group, Inc.*	73,042
207	Value Line, Inc.	13,869
5,549	Virtu Financial, Inc., Class A	206,534
411	Virtus Investment Partners, Inc.	98,636
1,478	Westwood Holdings, Inc.	22,643
10,429	WisdomTree Investments, Inc.	61,218

		2,890,127

Chemicals (3.4%):
1,064	Advanced Emmissions Solutions*	6,618
2,212	AdvanSix, Inc.	113,011
1,429	Agrofresh Solutions, Inc.*	2,715
2,805	American Vanguard Corp.	56,998
2,989	Ashland Global Holdings, Inc.	294,148
4,531	Avient Corp.	217,488
1,100	Axalta Coating Systems, Ltd.*	27,038
2,017	Balchem Corp.	275,724
2,535	Cabot Corp.	173,419
639	Chase Corp.	55,535
8,006	Chemours Co. (The)	252,029
1,403	Core Molding Technologies, Inc.*	15,096
6,378	Ecovyst, Inc.	73,730
12,993	Element Solutions, Inc.	284,547
4,923	Ferro Corp.*	107,026
2,318	Flotek Industries, Inc.*	2,921
3,777	Futurefuel Corp.	36,750
570	GCP Applied Technologies, Inc.*	17,909
3,215	H.B. Fuller Co.	212,415
1,565	Hawkins, Inc.	71,834
3,329	Huntsman Corp.	124,871
1,866	Ingevity Corp.*	119,555
1,207	Innospec, Inc.	111,708
1,047	Intrepid Potash, Inc.*	86,001
1,147	Koppers Holdings, Inc.	31,565
5,083	Kronos Worldwide, Inc.	78,888
9,357	Livent Corp.*	243,937
5,685	LSB Industries, Inc.*	124,160
1,815	Minerals Technologies, Inc.	120,062
389	NewMarket Corp.	126,184
1,786	Northern Technologies International Corp.	21,468
5,272	Olin Corp.	275,620
2,431	Orion Engineered Carbons SA	38,823
241	Quaker Chemical Corp.	41,647
5,893	Rayonier Advanced Materials, Inc.*	38,717
158	Scotts Miracle-Gro Co. (The)	19,428
2,197	Sensient Technologies Corp.	184,438
1,187	Stepan Co.	117,287
3,421	Trecora Resources*	28,942
2,589	Tredegar Corp.	31,042
2,135	Trinseo PLC	102,309
7,762	Tronox Holdings plc, Class A	153,610
8,685	Valvoline, Inc.	274,099
8,372	Venator Materials plc*	14,902

		4,806,214

Commercial Services & Supplies (2.1%):
4,318	ABM Industries, Inc.	198,801
7,062	ACCO Brands Corp.	56,496
675	Acme United Corp.	22,781
1,342	ADT, Inc.	10,186
2,694	Brady Corp., Class A	124,651
3,882	BrightView Holdings, Inc.*	52,834
2,663	Brink’s Co. (The)	181,084
3,082	Casella Waste Systems, Inc.*	270,137
4,565	CECO Environmental Corp.*	25,062
1,426	Cimpress plc*	90,679

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
436	Civeo Corp.*	$10,292
2,550	Clean Harbors, Inc.*	284,682
325	CompX International, Inc.	7,644
1,356	Deluxe Corp.	41,005
2,494	Ennis, Inc.	46,064
3,751	Healthcare Services Group, Inc.	69,656
1,000	Heritage-Crystal Clean, Inc.*	29,610
2,059	HNI Corp.	76,286
1,387	IAA, Inc.*	53,053
3,774	Interface, Inc.	51,213
3,764	KAR Auction Services, Inc.*	67,940
2,673	Kimball International, Inc., Class B	22,587
1,775	Matthews International Corp., Class A	57,439
1,489	McGrath Rentcorp	126,535
3,964	MillerKnoll, Inc.	136,996
276	MSA Safety, Inc.	36,625
2,566	NL Industries, Inc.	18,450
2,198	Perma-Fix Environmental Services, Inc.*	12,155
10,503	Pitney Bowes, Inc.	54,616
5,379	Quad Graphics, Inc.*	37,330
1,749	SP Plus Corp.*	54,849
4,831	Steelcase, Inc., Class A	57,730
1,241	Stericycle, Inc.*	73,120
27	Team, Inc.*	60
620	Tetra Tech, Inc.	102,263
763	UniFirst Corp.	140,606
2,366	US Ecology, Inc.*	113,284
373	Viad Corp.*	13,294
2,566	Vidler Water Resouces, Inc.*	39,619
3,364	Virco Manufacturing Co.*	10,058
1,177	Vse Corp.	54,248

		2,932,020

Communications Equipment (1.1%):
2,622	ADTRAN, Inc.	48,376
1,444	Applied Optoelectronics, Inc.*	5,271
682	Aviat Networks, Inc.*	20,985
900	BK Technologies Corp.	2,295
3,195	CalAmp Corp.*	23,355
4,175	Calix, Inc.*	179,149
3,508	Casa Systems, Inc.*	15,856
980	Clearfield, Inc.*	63,916
1,300	CommScope Holding Co., Inc.*	10,244
1,983	Comtech Telecommunications Corp.	31,113
2,559	Digi International, Inc.*	55,070
1,222	DZS, Inc.*	16,949
3,157	EMCORE Corp.*	11,681
1,723	Extreme Networks, Inc.*	21,038
6,919	Harmonic, Inc.*	64,278
9,258	Infinera Corp.*	80,267
1,456	InterDigital, Inc.	92,893
2,325	KVH Industries, Inc.*	21,157
1,172	Lantronix, Inc.*	7,829
1,612	Lumentum Holdings, Inc.*	157,331
1,769	NETGEAR, Inc.*	43,659
4,188	NetScout Systems, Inc.*	134,351
2,391	Network-1 Technologies, Inc.	6,240
131	Optical Cable Corp.*	555
79	Pineapple Holdings, Inc.	494
784	Plantronics, Inc.*	30,890
7,260	Ribbon Communications, Inc.*	22,433
3,617	ViaSat, Inc.*	176,510
9,904	Viavi Solutions, Inc.*	159,256

		1,503,441

Shares		Value
Common Stocks, continued
Construction & Engineering (1.7%):
2,410	Ameresco, Inc., Class A*	$ 191,595
9,315	API Group Corp.*	195,894
2,497	Arcosa, Inc.	142,953
952	Argan, Inc.	38,642
1,799	Comfort Systems USA, Inc.	160,129
1,234	Concrete Pumping Holdings, Inc.*	8,268
999	Construction Partners, Inc., Class A*	26,154
1,242	Dycom Industries, Inc.*	118,313
1,063	EMCOR Group, Inc.	119,726
2,210	Granite Construction, Inc.	72,488
4,498	Great Lakes Dredge & Dock Corp.*	63,107
1,379	IES Holdings, Inc.*	55,436
3,105	MasTec, Inc.*	270,445
3,068	Matrix Service Co.*	25,219
869	MYR Group, Inc.*	81,721
879	Northwest Pipe Co.*	22,370
949	NV5 Global, Inc.*	126,502
5,203	Orion Group Holdings, Inc.*	12,903
1,563	Primoris Services Corp.	37,231
2,151	Sterling Construction Co., Inc.*	57,647
2,090	Tutor Perini Corp.*	22,572
1,133	Valmont Industries, Inc.	270,334
6,257	WillScot Mobile Mini Holdings Corp.*	244,836

		2,364,485

Construction Materials (0.3%):
1,908	Eagle Materials, Inc., Class A	244,911
5,455	Summit Materials, Inc., Class A*	169,432
466	U.S. Lime & Minerals, Inc.	54,075

		468,418

Consumer Finance (1.0%):
1,070	Atlanticus Holdings Corp.*	55,415
1,688	Consumer Portfolio Services, Inc.*	17,150
3,041	Curo Group Holdings Corp.	39,685
1,249	Encore Capital Group, Inc.*	78,350
1,566	Enova International, Inc.*	59,461
5,775	EZCORP, Inc., Class A*	34,881
2,530	FirstCash Holdings, Inc.	177,960
2,615	Green Dot Corp., Class A*	71,860
4,860	LendingClub Corp.*	76,691
6,374	Navient Corp.	108,613
1,807	Nelnet, Inc., Class A	153,577
1,556	Nicholas Financial, Inc.*	15,949
964	Oportun Financial Corp.*	13,843
2,712	PRA Group, Inc.*	122,257
3,430	PROG Holdings, Inc.*	98,681
821	Regional Mgmt Corp.	39,876
11,202	SLM Corp.	205,669
450	World Acceptance Corp.*	86,328

		1,456,246

Containers & Packaging (0.7%):
13,394	Graphic Packaging Holding Co.	268,416
1,280	Greif, Inc., Class A	83,277
874	Greif, Inc., Class B	55,726
2,948	Myers Industries, Inc.	63,677
7,172	O-I Glass, Inc.*	94,527
613	Ranpak Holdings Corp.*	12,523
4,885	Silgan Holdings, Inc.	225,833
357	Sonoco Products Co.	22,334
2,053	TriMas Corp.	65,881
671	UFP Technologies, Inc.*	44,400

		936,594

Distributors (0.1%):
12	AMCON Distributing Co.	1,864
1,626	Educational Development Corp.	12,601
2,028	Funko, Inc., Class A*	34,983

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Distributors, continued
1,262	Weyco Group, Inc.	$31,197

		80,645

Diversified Consumer Services (1.0%):
2,828	2U, Inc.*	37,556
2,578	Adtalem Global Education, Inc.*	76,592
1,366	American Public Education, Inc.*	29,014
1,394	Carriage Services, Inc.	74,342
4,483	Frontdoor, Inc.*	133,818
201	Graham Holdings Co., Class B	122,906
1,960	Grand Canyon Education, Inc.*	190,336
8,298	H&R Block, Inc.	216,080
9,707	Houghton Mifflin Harcourt Co.*	203,944
2,311	Laureate Education, Inc.	27,385
2,747	OneSpaWorld Holdings, Ltd.*	28,019
4,264	Perdoceo Education Corp.*	48,951
2,561	Regis Corp.*	5,429
1,432	Strategic Education, Inc.	95,056
2,258	Stride, Inc.*	82,033
980	Terminix Global Holdings, Inc.*	44,717
3,444	Universal Technical Institute, Inc.*	30,480
2,647	WW International, Inc.*	27,079
3,362	Zovio, Inc.*	2,757

		1,476,494

Diversified Financial Services (0.1%):
500	Alerus Financial Corp.	13,820
646	A-Mark Precious Metals, Inc.	49,962
3,167	Cannae Holdings, Inc.*	75,754

		139,536

Diversified Telecommunication Services (0.5%):
1,146	Anterix, Inc.*	66,353
879	ATN International, Inc.	35,055
2,189	Cogent Communications Holdings, Inc.	145,240
5,491	Consolidated Communications Holdings, Inc.*	32,397
2,230	EchoStar Corp., Class A*	54,278
1,571	IDT Corp.*	53,555
6,317	Iridium Communications, Inc.*	254,702
500	Telesat Corp.*	8,250

		649,830

Electric Utilities (0.8%):
3,152	ALLETE, Inc.	211,121
3,043	Genie Energy, Ltd., Class B	20,540
5,125	Hawaiian Electric Industries, Inc.	216,839
817	IDACORP, Inc.	94,249
1,832	MGE Energy, Inc.	146,175
2,720	Otter Tail Corp.	170,000
4,640	PNM Resources, Inc.	221,189
2,371	Portland General Electric Co.	130,761

		1,210,874

Electrical Equipment (1.2%):
1,851	Acuity Brands, Inc.	350,394
1,194	Allied Motion Technologies, Inc.	35,629
2,221	American Superconductor Corp.*	16,902
634	Atkore, Inc.*	62,411
1,354	AZZ, Inc.	65,317
1,427	Encore Wire Corp.	162,778
2,267	EnerSys	169,050
411	Espey Mfg. & Electronics Corp.*	5,713
9,534	GrafTech International, Ltd.	91,717
2,834	LSI Industries, Inc.	17,004
5,549	nVent Electric plc	192,994
569	Powell Industries, Inc.	11,050
690	Preformed Line Products Co.	43,760
1,531	Regal Rexnord Corp.	227,782

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
75	Servotronics, Inc.*	$1,099
1,994	Sunrun, Inc.*	60,558
2,714	Thermon Group Holdings, Inc.*	43,967
3,104	Ultralife Corp.*	16,668
1,134	Vicor Corp.*	80,004

		1,654,797

Electronic Equipment, Instruments & Components (2.5%):
6,544	Arlo Technologies, Inc.*	57,980
4,800	Avnet, Inc.	194,832
1,603	Badger Meter, Inc.	159,835
254	Bel Fuse, Inc., Class A	5,334
1,595	Bel Fuse, Inc., Class B	28,455
2,665	Belden, Inc.	147,641
1,596	Benchmark Electronics, Inc.	39,964
543	Coherent, Inc.*	148,435
1,611	CTS Corp.	56,933
6,442	Daktronics, Inc.*	24,737
1,365	Data I/O Corp.*	5,801
662	ePlus, Inc.*	37,112
2,339	Fabrinet*	245,899
1,055	FARO Technologies, Inc.*	54,776
640	Frequency Electronics, Inc.*	5,568
1,806	II-VI, Inc.*	130,917
1,699	Insight Enterprises, Inc.*	182,337
124	IPG Photonics Corp.*	13,610
2,324	Itron, Inc.*	122,428
1,856	Kimball Electronics, Inc.*	37,101
4,627	Knowles Corp.*	99,619
235	Littlelfuse, Inc.	58,611
1,600	Luna Innovations, Inc.*	12,336
1,993	Methode Electronics, Inc., Class A	86,197
3,286	Napco Security Technologies, Inc.*	67,429
3,997	National Instruments Corp.	162,238
1,187	nLight, Inc.*	20,583
1,960	Novanta, Inc.*	278,888
952	OSI Systems, Inc.*	81,034
1,367	PC Connection, Inc.	71,617
1,588	Plexus Corp.*	129,914
965	Rogers Corp.*	262,191
3,446	Sanmina Corp.*	139,287
1,880	ScanSource, Inc.*	65,405
5,308	TTM Technologies, Inc.*	78,665
7,337	Vishay Intertechnology, Inc.	143,805
999	Vishay Precision Group, Inc.*	32,118
2,612	Vontier Corp.	66,319
311	Wayside Technology Group, Inc.	10,636
3,952	Wireless Telecom Group, Inc.*	6,798

		3,573,385

Energy Equipment & Services (1.8%):
7,188	Archrock, Inc.	66,345
1,705	Aspen Aerogels, Inc.*	58,788
1,091	Bristow Group, Inc.*	40,454
2,624	Cactus, Inc., Class A	148,886
6,189	ChampionX Corp.*	151,507
2,103	Core Laboratories NV	66,518
1,256	DMC Global, Inc.*	38,308
2,539	Dril-Quip, Inc.*	94,832
2,694	Expro Group Holdings NV*	47,899
618	Expro Group Holdings NV*	10,988
4,307	Exterran Corp.*	26,746
1,260	Geospace Technologies Corp.*	7,245
2,641	Gulf Island Fabrication, Inc.*	10,353
7,520	Helix Energy Solutions Group, Inc.*	35,946
5,207	Helmerich & Payne, Inc.	222,755

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
5,674	Liberty Oilfield Services, Inc., Class A*	$84,089
595	Mammoth Energy Services, Inc.*	1,267
494	Nabors Industries, Ltd.*	75,444
2,925	National Energy Services Reunited Corp.*	24,570
1,299	Natural Gas Services Group*	15,471
11,883	Newpark Resources, Inc.*	43,492
12,860	NexTier Oilfield Solutions, Inc.*	118,826
10,984	NOV, Inc.	215,396
5,737	Oceaneering International, Inc.*	86,973
3,039	Oil States International, Inc.*	21,121
9,819	Patterson-UTI Energy, Inc.	151,998
7,231	Propetro Holding Corp.*	100,728
8,632	RPC, Inc.*	92,103
1,598	SEACOR Marine Holdings, Inc.*	12,896
4,229	Select Energy Services, Inc.*	36,243
1,537	Solaris Oilfield Infrastructure, Inc.	17,353
1,803	Technip Energies NV, ADR*	21,834
17,966	TechnipFMC plc*	139,237
5,480	TETRA Technologies, Inc.*	22,523
1,075	Tidewater, Inc.*	23,370
20,620	Transocean, Ltd.*	94,233
5,730	U.S. Silica Holdings, Inc.*	106,922
372	Weatherford International plc*	12,388

		2,546,047

Entertainment (0.4%):
2,527	Ballantyne Strong, Inc.*	7,783
4,904	Cinemark Holdings, Inc.*	84,741
2,533	Imax Corp.*	47,950
783	Liberty Media Corp.-Liberty Braves, Class A*	22,535
1,825	Liberty Media Corp.-Liberty Braves, Class C*	50,936
5,074	Lions Gate Entertainment Corp., Class A*	82,453
7,603	Lions Gate Entertainment Corp., Class B*	114,273
614	Madison Square Garden Entertainment Corp.*	51,152
870	Marcus Corp.*	15,399
2,715	Reading International, Inc., Class A*	11,620
951	World Wrestling Entertainment, Inc., Class A	59,380

		548,222

Food & Staples Retailing (1.1%):
4,697	BJ’s Wholesale Club Holdings, Inc.*	317,564
436	Casey’s General Stores, Inc.	86,402
2,742	Grocery Outlet Holding Corp.*	89,883
661	Ingles Markets, Inc., Class A	58,862
2,814	Natural Grocers by Vitamin Cottage, Inc.	55,154
769	Performance Food Group Co.*	39,150
1,654	PriceSmart, Inc.	130,451
1,602	Rite Aid Corp.*	14,018
2,176	SpartanNash Co.	71,786
4,696	Sprouts Farmers Market, Inc.*	150,178
1,855	The Andersons, Inc.	93,232
2,406	The Chefs’ Warehouse, Inc.*	78,436
3,444	United Natural Foods, Inc.*	142,409
1,133	US Foods Holding Corp.*	42,635
1,419	Village Super Market, Inc., Class A	34,766
1,746	Weis Markets, Inc.	124,699

		1,529,625

Shares		Value
Common Stocks, continued
Food Products (1.5%):
444	Alico, Inc.	$16,677
2,325	B&G Foods, Inc.^	62,729
1,273	Calavo Growers, Inc.	46,401
2,146	Cal-Maine Foods, Inc.	118,502
1,318	Coffee Holding Co., Inc.	4,494
195	Darling Ingredients, Inc.*	15,674
2,411	Farmer Brothers Co.*	17,166
5,876	Flowers Foods, Inc.	151,072
2,300	Fresh Del Monte Produce, Inc.	59,593
3,206	Hain Celestial Group, Inc. (The)*	110,286
6,361	Hostess Brands, Inc.*	139,560
842	Ingredion, Inc.	73,380
1,040	J & J Snack Foods Corp.	161,304
519	John B Sanfilippo & Son, Inc.	43,305
1,361	Lancaster Colony Corp.	202,993
2,754	Landec Corp.*	31,891
2,175	Limoneira Co.	31,929
397	Pilgrim’s Pride Corp.*	9,965
800	Post Holdings, Inc.*	55,408
1,220	Rocky Mountain Chocolate Factory, Inc.*	9,077
1,074	Sanderson Farms, Inc.	201,364
46	Seaboard Corp.	193,453
708	Seneca Foods Corp., Class A*	36,490
12	Seneca Foods Corp., Class B*	612
4,807	Simply Good Foods Co. (The)*	182,426
2,296	Tootsie Roll Industries, Inc.	80,264
1,779	TreeHouse Foods, Inc.*	57,391

		2,113,406

Gas Utilities (0.9%):
1,029	Chesapeake Utilities Corp.	141,755
1,610	National Fuel Gas Co.	110,607
4,906	New Jersey Resources Corp.	224,989
1,406	Northwest Natural Holding Co.	72,718
2,413	ONE Gas, Inc.	212,923
873	RGC Resources, Inc.	18,665
5,899	South Jersey Industries, Inc.	203,811
2,172	Southwest Gas Holdings, Inc.	170,046
2,644	Spire, Inc.	189,733

		1,345,247

Health Care Equipment & Supplies (3.1%):
6,691	Accuray, Inc.*	22,147
2,365	AngioDynamics, Inc.*	50,942
1,309	Anika Therapeutics, Inc.*	32,869
5,744	Antares Pharma, Inc.*	23,550
2,193	Apyx Medical Corp.*	14,320
2,615	Artivion, Inc.*	55,909
2,345	AtriCure, Inc.*	153,996
126	Atrion Corp.	89,838
2,426	Avanos Medical, Inc.*	81,271
2,841	Axogen, Inc.*	22,558
2,250	Axonics, Inc.*	140,850
3,014	Cardiovascular Systems, Inc.*	68,116
1,646	CONMED Corp.	244,513
2,081	CytoSorbents Corp.*	6,638
1,118	Elctromed, Inc.*	13,908
4,972	Envista Holdings Corp.*	242,186
427	Fonar Corp.*	7,921
2,248	Glaukos Corp.*	129,979
331	Globus Medical, Inc.*	24,421
956	Haemonetics Corp.*	60,438
523	Heska Corp.*	72,321
1,175	ICU Medical, Inc.*	261,602
706	Inari Medical, Inc.*	63,992
1,790	Inogen, Inc.*	58,032
1,778	Integer Holdings Corp.*	143,254

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,094	Integra LifeSciences Holdings Corp.*	$263,080
199	IntriCon Corp.*	4,748
4,509	Invacare Corp.*	6,358
850	iRadimed Corp.	38,114
2,006	IRIDEX Corp.*	9,288
249	Kewaunee Scientific CP*	3,561
4,025	Lantheus Holdings, Inc.*	222,623
1,449	LeMaitre Vascular, Inc.	67,335
1,127	LENSAR, Inc.*	8,340
2,980	LivaNova plc*	243,853
3,167	Meridian Bioscience, Inc.*	82,215
2,871	Merit Medical Systems, Inc.*	190,979
186	Mesa Laboratories, Inc.	47,408
2,205	Natus Medical, Inc.*	57,947
5,233	Neogen Corp.*	161,386
216	Nevro Corp.*	15,623
2,684	NuVasive, Inc.*	152,183
5,745	OraSure Technologies, Inc.*	38,951
1,375	Orthofix Medical, Inc.*	44,963
1,025	Orthopediatrics Corp.*	55,340
1,517	Quidel Corp.*	170,602
2,363	SeaSpine Holdings Corp.*	28,734
200	Shockwave Medical, Inc.*	41,472
1,010	SI-BONE, Inc.*	22,826
2,196	STAAR Surgical Co.*	175,482
10,930	Surgalign Holdings, Inc.*	3,326
879	Surmodics, Inc.*	39,845
1,169	Tactile Systems Technology, Inc.*	23,567
105	Tandem Diabetes Care, Inc.*	12,211
1,583	TransMedics Group, Inc.*	42,646
435	Utah Medical Products, Inc.	39,089
2,566	Varex Imaging Corp.*	54,630
8,600	ViewRay, Inc.*	33,712
755	Zynex, Inc.	4,704

		4,492,712

Health Care Providers & Services (3.8%):
4,540	Acadia Healthcare Co., Inc.*	297,506
787	Addus HomeCare Corp.*	73,419
190	AlerisLife, Inc.*	409
2,892	AMN Healthcare Services, Inc.*	301,722
1,243	Apollo Medical Holdings, Inc.*^	60,248
8,989	Brookdale Senior Living, Inc.*	63,372
7,998	Community Health Systems, Inc.*	94,936
1,172	CorVel Corp.*	197,412
7,164	Covetrus, Inc.*	120,284
2,958	Cross Country Healthcare, Inc.*	64,100
1,589	Encompass Health Corp.	112,994
2,966	Ensign Group, Inc. (The)	266,970
2,033	Hanger, Inc.*	37,265
4,506	HealthEquity, Inc.*	303,885
1,999	InfuSystem Holdings, Inc.*	19,590
1,190	Joint Corp. (The)*	42,114
1,634	LHC Group, Inc.*	275,492
5,006	MEDNAX, Inc.*	117,541
624	ModivCare, Inc.*	72,003
887	National Healthcare Corp.	62,294
1,645	National Research Corp.	65,224
9,359	Option Care Health, Inc.*	267,293
5,282	Owens & Minor, Inc.	232,514
5,186	Patterson Cos., Inc.	167,871
1,785	Petiq, Inc.*	43,554
6,461	Premier, Inc., Class A	229,947
4,636	Progyny, Inc.*	238,290
1,080	Psychemedics Corp.	7,506
15,712	R1 RCM, Inc.*	420,453
2,898	RadNet, Inc.*	64,828

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
7,290	Select Medical Holdings Corp.	$174,887
4,347	Surgery Partners, Inc.*	239,302
5,287	Tenet Healthcare Corp.*	454,471
1,764	The Pennant Group, Inc.*	32,863
2,138	Tivity Health, Inc.*	68,780
755	U.S. Physical Therapy, Inc.	75,085

		5,366,424

Health Care Technology (0.6%):
8,761	Allscripts Healthcare Solutions, Inc.*	197,298
1,296	Change Healthcare, Inc.*	28,253
766	Computer Programs & Systems, Inc.*	26,389
4,744	Evolent Health, Inc., Class A*	153,231
2,021	Health Catalyst, Inc.*	52,809
1,818	HealthStream, Inc.*	36,214
1,239	iCAD, Inc.*	5,526
4,136	NextGen Healthcare, Inc.*	86,484
2,168	Omnicell, Inc.*	280,734
445	OptimizeRx Corp.*	16,781
279	Simulations Plus, Inc.	14,223

		897,942

Hotels, Restaurants & Leisure (2.4%):
1,724	BBQ Holdings, Inc.*	26,101
3	Biglari Holdings, Inc., Class A*	2,121
168	Biglari Holdings, Inc., Class B*	24,295
1,766	BJ’s Restaurants, Inc.*	49,978
4,676	Bloomin’ Brands, Inc.	102,591
950	Bluegreen Vacations Holding Corp.*	28,092
1,994	Brinker International, Inc.*	76,091
4,497	Carrols Restaurant Group, Inc.	10,163
700	Century Casinos, Inc.*	8,365
2,493	Cheesecake Factory, Inc. (The)*	99,196
1,583	Choice Hotels International, Inc.	224,406
1,396	Chuy’s Holdings, Inc.*	37,692
1,237	Cracker Barrel Old Country Store, Inc.	146,869
2,431	Dave & Buster’s Entertainment, Inc.*	119,362
3,256	Denny’s Corp.*	46,593
2,394	El Pollo Loco Holdings, Inc.*	27,818
2,608	Fiesta Restaurant Group, Inc.*	19,495
100	Flanigan’s Enterprises, Inc.*	3,470
1,109	Full House Resorts, Inc.*	10,658
3,883	Hilton Grand Vacations, Inc.*	201,955
5,547	International Game Technology plc	136,900
1,031	Jack in the Box, Inc.	96,306
672	Marriott Vacations Worldwide Corp.	105,974
597	Nathans Famous, Inc.	32,340
1,669	Noodles & Co.*	9,964
1,438	Norwegian Cruise Line Holdings, Ltd.*	31,463
1,908	Papa John’s International, Inc.	200,874
3,630	Playa Hotels & Resorts NV*	31,400
1,540	Playags, Inc.*	10,272
300	RCI Hospitality Holdings, Inc.	18,438
1,368	Red Robin Gourmet Burgers, Inc.*	23,064
662	Red Rock Resorts, Inc.	32,147
2,239	Ruth’s Hospitality Group, Inc.	51,228
3,369	Scientific Games Corp., Class A*	197,929
4,163	SeaWorld Entertainment, Inc.*	309,894
1,613	Shake Shack, Inc., Class A*	109,523
2,192	Texas Roadhouse, Inc., Class A	183,536
3,865	Travel + Leisure Co.	223,938
10,098	Wendy’s Co. (The)	221,853
1,375	Wingstop, Inc.	161,356
449	Wyndham Hotels & Resorts, Inc.	38,026

		3,491,736

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables (1.9%):
608	Bassett Furniture Industries, Inc.	$10,068
738	Beazer Homes USA, Inc.*	11,232
582	Cavco Industries, Inc.*	140,175
1,854	Century Communities, Inc.	99,319
1,650	Ethan Allen Interiors, Inc.	43,016
820	Flexsteel Industries, Inc.	15,826
1,624	Green Brick Partners, Inc.*	32,090
1,347	Helen of Troy, Ltd.*	263,796
670	Hooker Furnishings Corp.	12,690
1,677	Installed Building Products, Inc.	141,690
1,482	iRobot Corp.*	93,959
4,791	KB Home	155,133
1,138	Koss Corp.*	10,424
2,637	La-Z-Boy, Inc.	69,538
230	Legacy Housing Corp.*	4,936
3,296	Leggett & Platt, Inc.	114,701
1,096	LGI Homes, Inc.*	107,057
2,522	Lifetime Brands, Inc.	32,382
1,513	M/I Homes, Inc.*	67,102
3,450	MDC Holdings, Inc.	130,548
1,818	Meritage Homes Corp.*	144,040
2,534	Purple Innovation, Inc.*	14,824
3,692	Skyline Champion Corp.*	202,617
4,300	Sonos, Inc.*^	121,346
6,288	Taylor Morrison Home Corp., Class A*	171,159
3,724	Tempur Sealy International, Inc.	103,974
1,904	Toll Brothers, Inc.	89,526
219	TopBuild Corp.*	39,724
6,699	Tri Pointe Homes, Inc.*	134,516
3,274	Tupperware Brands Corp.*	63,679
798	Universal Electronics, Inc.*	24,930

		2,666,017

Household Products (0.4%):
636	Central Garden & Pet Co.*	27,958
2,441	Central Garden & Pet Co., Class A*	99,544
3,493	Energizer Holdings, Inc.	107,445
1,767	Ocean Bio-Chem, Inc.	14,260
640	Oil-Dri Corp. of America	18,336
1,701	Spectrum Brands Holdings, Inc.	150,913
822	WD-40 Co.	150,615

		569,071

Independent Power and Renewable Electricity Producers (0.4%):
4,220	Atlantica Sustainable Infrastructure plc	147,995
703	Clearway Energy, Inc., Class A	23,424
2,596	Clearway Energy, Inc., Class C	94,780
2,863	Ormat Technologies, Inc.^	234,279
5,158	Sunnova Energy International, Inc.*	118,944

		619,422

Insurance (3.2%):
2,802	AMBAC Financial Group, Inc.*	29,141
4,986	American Equity Investment Life Holding Co.	198,991
1,331	American National Group, Inc.	251,679
1,053	Amerisafe, Inc.	52,303
1,862	Argo Group International Holdings, Ltd.	76,863
4,486	Assured Guaranty, Ltd.	285,579
2,314	Axis Capital Holdings, Ltd.	139,928
4,299	Brighthouse Financial, Inc.*	222,086
5,374	Citizens, Inc.*	22,786
3,445	Crawford & Co.	25,114
2,876	Crawford & Co., Class A	21,743

Shares		Value
Common Stocks, continued
Insurance, continued
2,691	Donegal Group, Inc., Class A	$36,086
1,337	eHealth, Inc.*	16,592
1,475	Employers Holdings, Inc.	60,504
813	Enstar Group, Ltd.*	212,315
2,111	FedNat Holding Co.*	2,850
10,826	Genworth Financial, Inc., Class A*	40,922
1,050	Global Indemnity Group LLC, Class A	27,394
3,055	Greenlight Capital Re, Ltd.*	21,599
1,752	Hallmark Financial Services, Inc.*	6,360
1,817	Hanover Insurance Group, Inc. (The)	271,678
489	HCI Group, Inc.	33,340
1,369	Heritage Insurance Holdings, Inc.	9,775
2,079	Horace Mann Educators Corp.	86,965
135	Investors Title Co.	27,433
1,855	James River Group Holdings	45,893
2,661	Kemper Corp.	150,453
1,473	Kingstone Cos., Inc.	7,836
714	Kinsale Capital Group, Inc.	162,806
12,677	Maiden Holdings, Ltd.*	30,552
2,856	Mercury General Corp.	157,080
198	National Western Life Group, Inc., Class A	41,659
929	NI Holdings, Inc.*	15,756
1,205	Old Republic International Corp.	31,173
1,464	Primerica, Inc.	200,304
2,637	ProAssurance Corp.	70,883
2,224	RLI Corp.	246,041
797	Safety Insurance Group, Inc.	72,407
2,998	Selective Insurance Group, Inc.	267,901
6,247	SiriusPoint, Ltd.*	46,728
1,966	Stewart Information Services Corp.	119,159
204	The National Security Group, Inc.	3,270
2,849	Tiptree, Inc., Class A	36,610
232	Trupanion, Inc.*	20,676
2,000	United Fire Group, Inc.	62,140
4,002	United Insurance Holdings Co.	13,247
2,274	Universal Insurance Holdings, Inc.	30,676
10,427	Unum Group	328,555
164	White Mountains Insurance Group, Ltd.	186,343

		4,528,174

Interactive Media & Services (0.6%):
3,144	ANGI, Inc., Class A*	17,826
5,278	Cargurus, Inc.*	224,104
4,413	Cars.com, Inc.*	63,680
6,181	DHI Group, Inc.*	36,777
3,238	QuinStreet, Inc.*	37,561
1,095	Travelzoo*	7,183
3,646	TripAdvisor, Inc.*	98,879
11,137	TrueCar, Inc.*	43,991
3,909	Yelp, Inc.*	133,336
2,347	Ziff Davis, Inc.*	227,143

		890,480

Internet & Direct Marketing Retail (0.3%):
1,021	1-800-Flowers.com, Inc., Class A*	13,028
738	Duluth Holdings, Inc.*	9,026
1,300	Lands’ End, Inc.*	21,996
3,018	Liquidity Services, Inc.*	51,668
1,724	PetMed Express, Inc.^	44,479
3,615	Quotient Technology, Inc.*	23,064
16,641	Qurate Retail, Inc., Class A	79,211
740	Revolve Group, Inc.*	39,730
2,124	Shutterstock, Inc.	197,702

		479,904

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services (2.0%):
3,110	Alliance Data Systems Corp.	$174,627
622	BM Technologies, Inc.*^	5,318
1,700	Brightcove, Inc.*	13,260
1,100	Cantaloupe, Inc.*	7,447
962	Cass Information Systems, Inc.	35,508
289	Concentrix Corp.	48,136
9,103	Conduent, Inc.*	46,972
1,673	CSG Systems International, Inc.	106,353
758	CSP, Inc.*	5,912
1,282	DXC Technology Co.*	41,832
1,133	Euronet Worldwide, Inc.*	147,460
4,223	Evertec, Inc.	172,847
1,270	Evo Payments, Inc.*	29,324
1,949	Exlservice Holdings, Inc.*	279,233
2,654	Hackett Group, Inc. (The)	61,201
439	I3 Verticals, Inc.*	12,231
1,300	Information Services Group, Inc.	8,853
1,362	International Money Express, Inc.*	28,071
10,373	Limelight Networks, Inc.*	54,147
3,634	LiveRamp Holdings, Inc.*	135,875
2,575	MAXIMUS, Inc.	192,996
862	Paysign, Inc.*	1,698
1,959	Perficient, Inc.*	215,666
3,168	PFSweb, Inc.*	36,210
8,429	Servicesource International, Inc.*	10,958
1,555	StarTek, Inc.*	6,889
6,826	Switch, Inc., Class A	210,377
6,004	Teradata Corp.*	295,937
2,606	TTEC Holdings, Inc.	215,047
4,235	Unisys Corp.*	91,518
3,544	Verra Mobility Corp.*	57,696
551	WEX, Inc.*	98,326

		2,847,925

Leisure Products (0.6%):
4,096	Acushnet Holdings Corp.	164,905
2,004	American Outdoor Brands, Inc.*	26,313
1,113	Brunswick Corp.	90,031
1,661	Clarus Corp.	37,838
1,402	Escalade, Inc.	18,506
723	Johnson Outdoors, Inc., Class A	56,199
1,065	Malibu Boats, Inc.*	61,781
2,419	Marine Products Corp.	27,939
850	Mastercraft Boat Holdings, Inc.*	20,918
2,805	Mattel, Inc.*	62,299
2,293	Nautilus Group, Inc.*	9,447
204	Polaris, Inc.	21,485
2,353	Smith & Wesson Brands, Inc.	35,601
2,209	Vista Outdoor, Inc.*	78,839
2,379	YETI Holdings, Inc.*	142,692

		854,793

Life Sciences Tools & Services (0.4%):
2,937	Codexis, Inc.*	60,561
7,407	Enzo Biochem, Inc.*	21,480
6,099	Fluidigm Corp.*	21,896
5,439	Harvard Bioscience, Inc.*	33,776
447	Inotiv, Inc.*	11,703
1,848	Medpace Holdings, Inc.*	302,314
923	NanoString Technologies, Inc.*	32,074
5,166	Neogenomics, Inc.*	62,767
647	Personalis, Inc.*	5,299
1,700	Quanterix Corp.*	49,623
653	Sotera Health Co.*	14,144

		615,637

Machinery (4.6%):
765	Alamo Group, Inc.	109,999

Shares		Value
Common Stocks, continued
Machinery, continued
1,747	Albany International Corp., Class A	$147,307
5,903	Allison Transmission Holdings, Inc.	231,752
3,277	Altra Industrial Motion Corp.	127,574
806	Art’s-Way Manufacturing Co., Inc.*	4,449
1,143	Astec Industries, Inc.	49,149
2,576	Barnes Group, Inc.	103,529
2,530	Blue Bird Corp.*	47,615
2,087	Chart Industries, Inc.*	358,484
1,404	CIRCOR International, Inc.*	37,375
2,632	Colfax Corp.*	104,727
1,556	Columbus McKinnon Corp.	65,974
3,325	Commercial Vehicle Group, Inc.*	28,096
2,638	Crane Co.	285,643
441	Donaldson Co., Inc.	22,901
1,772	Douglas Dynamics, Inc.	61,293
500	Eastern Co. (The)	11,645
3,670	Energy Recovery, Inc.*	73,914
2,752	Enerpac Tool Group Corp.	60,241
1,044	EnPro Industries, Inc.	102,030
1,258	ESCO Technologies, Inc.	87,959
5,989	Evoqua Water Technologies Co.*	281,363
3,137	Federal Signal Corp.	105,874
5,909	Flowserve Corp.	212,133
2,482	Franklin Electric Co., Inc.	206,105
5,795	Gates Industrial Corp. plc*	87,273
1,765	Gencor Industries, Inc.*	18,144
1,794	Gorman-Rupp Co. (The)	64,369
459	Graham Corp.	3,539
4,634	Harsco Corp.*	56,720
1,812	Helios Technologies, Inc.	145,413
2,413	Hillenbrand, Inc.	106,582
785	Hurco Cos., Inc.	24,743
1,014	Hyster-Yale Materials Handling, Inc., Class A	33,675
219	ITT, Inc.	16,471
1,880	John Bean Technologies Corp.	222,724
472	Kadant, Inc.	91,658
3,498	Kennametal, Inc.	100,078
1,529	L.B. Foster Co., Class A*	23,501
238	Lincoln Electric Holdings, Inc.	32,799
578	Lindsay Corp.	90,752
1,597	Luxfer Holdings plc	26,830
3,228	Manitex International, Inc.*	23,500
2,653	Manitowoc Co., Inc. (The)*	40,007
589	Mayville Engineering Co., Inc.*	5,519
2,606	Meritor, Inc.*	92,695
728	Miller Industries, Inc.	20,500
3,522	Mueller Industries, Inc.	190,787
8,533	Mueller Water Products, Inc., Class A	110,246
3,562	NN, Inc.*	10,259
638	Omega Flex, Inc.	82,857
402	Oshkosh Corp.	40,461
723	P&F Industries, Inc., Class A*	4,352
1,229	Park-Ohio Holdings Corp.	17,292
1,599	Proto Labs, Inc.*	84,587
758	RBC Bearings, Inc.*	146,961
3,472	REV Group, Inc.	46,525
1,851	Shyft Group, Inc. (The)	66,840
1,692	SPX Corp.*	83,602
1,560	SPX FLOW, Inc.	134,503
731	Standex International Corp.	73,042
466	Taylor Devices, Inc.*	4,567
1,044	Tennant Co.	82,267
3,752	Terex Corp.	133,796
1,867	The Greenbrier Cos., Inc.	96,169
962	Timken Co.	58,393

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
5,430	Titan International, Inc.*	$79,984
4,025	Trinity Industries, Inc.	138,299
1,747	Twin Disc, Inc.*	29,070
3,327	Wabash National Corp.	49,373
1,583	Watts Water Technologies, Inc., Class A	220,971
10,631	Welbilt, Inc.*	252,486
337	Woodward, Inc.	42,095

		6,534,407

Marine (0.4%):
6,821	Costamare, Inc.	116,298
315	Eneti, Inc.	2,000
3,087	Genco Shipping & Trading, Ltd.	72,915
2,099	Kirby Corp.*	151,527
2,096	Matson, Inc.	252,820

		595,560

Media (0.9%):
1,560	AMC Networks, Inc., Class A*	63,383
6,123	Audacy, Inc.*	17,695
478	Beasley Broadcast Group, Inc., Class A*	841
1,823	Boston Omaha Corp.*	46,250
7,836	comScore, Inc.*	22,803
103	Daily Journal Corp.*	32,135
976	DallasNews Corp.	6,793
4,222	E.W. Scripps Co. (The), Class A*	87,775
6,190	Entravision Communications Corp., Class A	39,678
5,880	Gannett Co, Inc.*	26,519
3,567	Gray Television, Inc.	78,724
2,892	Hemisphere Media Group*	13,216
1,608	iHeartMedia, Inc., Class A*	30,439
2,165	John Wiley & Sons, Inc., Class A	114,810
2,864	Liberty Latin America, Ltd.*	27,781
9,557	Liberty Latin America, Ltd., Class C*	91,652
862	Loyalty Ventures, Inc.*	14,249
348	Marchex, Inc., Class B*	797
434	Nexstar Media Group, Inc., Class A	81,800
1,732	Scholastic Corp.	69,765
1,559	TechTarget, Inc.*	126,716
10,206	TEGNA, Inc.	228,614
1,095	Thryv Holdings, Inc.*	30,791

		1,253,226

Metals & Mining (1.7%):
8,542	Allegheny Technologies, Inc.*	229,267
1,049	Alpha Metallurgical Resources, Inc.*	138,426
2,124	Ampco-Pittsburgh Corp.*	13,402
1,062	Arconic Corp.*	27,209
2,767	Carpenter Technology Corp.	116,159
3,900	Century Aluminum Co.*	102,609
8,414	Coeur Mining, Inc.*	37,442
6,250	Commercial Metals Co.	260,125
1,994	Compass Minerals International, Inc.	125,203
10,043	Ferroglobe plc*	77,331
515	Fortitude Gold Corp.	3,780
1,805	Gold Resource Corp.	4,043
1,257	Haynes International, Inc.	53,548
25,965	Hecla Mining Co.	170,590
754	Kaiser Aluminum Corp.	70,997
1,117	Materion Corp.	95,772
9,373	McEwen Mining, Inc.*	7,889
798	Royal Gold, Inc.	112,742
2,868	Ryerson Holding Corp.	100,437
1,487	Schnitzer Steel Industries, Inc., Class A	77,235

Shares		Value
Common Stocks, continued
Metals & Mining, continued
3,318	SunCoke Energy, Inc.	$29,563
1,338	Synalloy Corp.*	21,475
3,542	TimkenSteel Corp.*	77,499
6,784	United States Steel Corp.	256,028
1,458	Universal Stainless & Alloy Products, Inc.*	12,656
2,207	Warrior Met Coal, Inc.	81,902
2,629	Worthington Industries, Inc.	135,157

		2,438,486

Multiline Retail (0.4%):
1,321	Big Lots, Inc.	45,707
654	Dillard’s, Inc., Class A^	175,527
2,129	Kohl’s Corp.	128,719
4,638	Macy’s, Inc.	112,982
526	Nordstrom, Inc.	14,260
1,573	Ollie’s Bargain Outlet Holdings, Inc.*	67,576
1,290	Tuesday Morning Corp.*	1,419

		546,190

Multi-Utilities (0.5%):
3,314	Avista Corp.	149,627
2,243	Black Hills Corp.	172,756
3,280	MDU Resources Group, Inc.	87,412
2,992	NorthWestern Corp.	180,986
1,043	Unitil Corp.	52,025
2,565	Via Renewables, Inc.	21,135

		663,941

Oil, Gas & Consumable Fuels (4.9%):
2,222	Alto Ingredients, Inc.*^	15,154
17,054	Antero Midstream Corp.	185,377
11,771	Antero Resources Corp.*	359,369
1,071	Arch Resources, Inc.	147,134
1,954	Ardmore Shipping Corp.*	8,793
4,767	Berry Corp.	49,195
2,455	Brigham Minerals, Inc.	62,725
2,716	California Resources Corp.	121,487
2,330	Callon Petroleum Co.*	137,656
7,813	Centennial Resource Development, Inc., Class A*	63,051
1,598	Chesapeake Energy Corp.	139,026
1,822	Civitas Resources, Inc.	108,792
11,183	Clean Energy Fuel Corp.*	88,793
12,514	CNX Resources Corp.*	259,290
8,019	Comstock Resources, Inc.*	104,648
2,015	CONSOL Energy, Inc.*	75,824
4,374	CVR Energy, Inc.	111,712
5,022	Delek US Holdings, Inc.*	106,567
1,575	Denbury, Inc.*	123,748
8,834	DHT Holdings, Inc.	51,237
2,156	Dorian LPG, Ltd.	31,240
1,337	DT Midstream, Inc.	72,546
1,598	Earthstone Energy, Inc.*	20,183
17,427	Enlink Midstream LLC	168,171
5,958	EQT Corp.	205,015
15,991	Equitrans Midstream Corp.	134,964
2,943	Evolution Petroleum Corp.	19,983
2,611	Green Plains, Inc.*	80,967
6,066	HF Sinclair Corp.*	241,730
1,720	International Seaways, Inc.	31,029
29,696	Kosmos Energy, Ltd.*	213,514
725	Laredo Petroleum, Inc.*	57,376
6,775	Magnolia Oil & Gas Corp., Class A	160,229
7,990	Matador Resources Co.	423,310
6,809	Murphy Oil Corp.	275,015
9,513	Nordic American Tankers, Ltd.	20,263
286	Oasis Petroleum, Inc.	41,842

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,300	Overseas Shipholding Group, Inc.*	$11,077
2,838	PAR Pacific Holdings, Inc.*	36,951
6,480	PBF Energy, Inc., Class A*	157,918
5,985	PDC Energy, Inc.	434,990
5,636	Peabody Energy Corp.*	138,251
2,410	PHX Minerals, Inc.	7,375
6	PrimeEnergy Resources Corp.*	409
17,188	Range Resources Corp.*	522,171
523	Ranger Oil Corp.*	18,059
2,666	Renewable Energy Group, Inc.*	161,693
300	REX American Resources Corp.*	29,880
1,533	SandRidge Energy, Inc.*	24,559
3,705	Scorpio Tankers, Inc.	79,213
8,803	SFL Corp., Ltd.	89,614
400	SilverBow Resources, Inc.*	12,800
7,278	SM Energy Co.	283,478
29,966	Southwestern Energy Co.*	214,856
2,952	Talos Energy, Inc.*	46,612
1,980	Teekay Shipping Corp.*	6,277
2,363	Teekay Tankers, Ltd., Class A*	32,704
7,528	Tellurian, Inc.*	39,898
1,418	Whiting Petroleum Corp.	115,581
3,425	World Fuel Services Corp.	92,612

		7,073,933

Paper & Forest Products (0.5%):
1,565	Clearwater Paper Corp.*	43,867
3,299	Glatfelter Corp.	40,842
5,062	Louisiana-Pacific Corp.	314,451
5,170	Mercer International, Inc.	72,121
1,100	Neenah, Inc.	43,626
6,201	Resolute Forest Products	80,055
2,103	Schweitzer-Mauduit International, Inc.	57,833

		652,795

Personal Products (0.5%):
1,014	BellRing Brands, Inc.*	23,403
4,160	Coty, Inc., Class A*	37,398
2,807	Edgewell Personal Care Co.	102,933
2,868	elf Beauty, Inc.*	74,080
1,964	Inter Parfums, Inc.	172,930
900	Lifevantage Corp.*	4,284
737	Medifast, Inc.	125,865
1,387	Natural Alternatives International, Inc.*	15,978
369	Natural Health Trends Corp.	2,613
2,257	Natures Sunshine Products, Inc.*	37,963
1,929	Nu Skin Enterprises, Inc., Class A	92,361
340	United-Guardian, Inc.	7,664
1,070	Usana Health Sciences, Inc.*	85,011

		782,483

Pharmaceuticals (1.1%):
900	Adicet Bio, Inc.*	17,973
9,876	Amneal Pharmaceuticals, Inc.*	41,183
3,334	Amphastar Pharmaceuticals, Inc.*	119,691
877	ANI Pharmaceuticals, Inc.*	24,652
1,561	Assembly Biosciences, Inc.*	3,216
2,268	Collegium Pharmaceutical, Inc.*	46,177
4,076	Corcept Therapeutics, Inc.*	91,792
3,415	Cumberland Pharmaceuticals, Inc.*	9,630
5,512	Cymabay Therapeutics, Inc.*	17,142
14,088	Endo International plc*	32,543
1,163	EyePoint Pharmaceuticals, Inc.*	14,130
257	Harmony Biosciences Holdings, Inc.*	12,503
1,224	Harrow Health, Inc.*	8,348
4,514	Innoviva, Inc.*	87,346

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
4,438	Intra-Cellular Therapies, Inc.*	$271,561
10,744	Nektar Therapeutics*	57,910
882	NGM Biopharmaceuticals, Inc.*	13,451
2,308	Otonomy, Inc.*	5,539
2,257	Pacira BioSciences, Inc.*	172,254
2,916	Perrigo Co. plc	112,062
800	Phathom Pharmaceuticals, Inc.*	10,888
1,714	Phibro Animal Health Corp., Class A	34,194
2,694	Prestige Consumer Healthcare, Inc.*	142,620
420	Relmada Therapeutics, Inc.*	11,336
911	scPharmaceuticals, Inc.*	5,175
6,222	SIGA Technologies, Inc.*	44,114
2,677	Supernus Pharmaceuticals, Inc.*	86,521
1,505	Taro Pharmaceutical Industries, Ltd.*	65,106

		1,559,057

Professional Services (2.5%):
1,888	Acacia Research Corp.*	8,515
2,930	ASGN, Inc.*	341,960
572	Barrett Business Services, Inc.	44,313
403	CACI International, Inc., Class A*	121,408
2,703	CBIZ, Inc.*	113,445
490	CRA International, Inc.	41,287
3,200	Exponent, Inc.	345,760
1,273	Forrester Research, Inc.*	71,823
1,282	Franklin Covey Co.*	57,972
1,796	FTI Consulting, Inc.*	282,367
1,280	Heidrick & Struggles International, Inc.	50,662
1,154	Huron Consulting Group, Inc.*	52,865
1,116	ICF International, Inc.	105,060
1,783	Insperity, Inc.	179,049
6,887	KBR, Inc.	376,925
2,340	Kelly Services, Inc., Class A	50,755
1,439	Kforce, Inc.	106,443
2,981	Korn Ferry	193,586
958	ManpowerGroup, Inc.	89,975
1,365	ManTech International Corp., Class A	117,649
1,332	Mastech Digital, Inc.*	24,629
3,943	Mistras Group, Inc.*	26,063
3,203	Nielsen Holdings plc	87,250
2,833	Resources Connection, Inc.	48,558
1,557	Science Applications International Corp.	143,509
4,127	TriNet Group, Inc.*	405,932
2,309	TrueBlue, Inc.*	66,707
505	Willdan Group, Inc.*	15,498

		3,569,965

Real Estate Management & Development (0.9%):
1,580	AMREP Corp.*	21,362
395	CKX Lands, Inc.*	4,309
6,494	Cushman & Wakefield plc*	133,192
4,771	Douglas Elliman, Inc.	34,828
913	eXp World Holdings, Inc.^	19,328
1,627	Five Point Holdings LLC, Class A*	9,941
1,972	Forestar Group, Inc.*	35,023
504	FRP Holdings, Inc.*	29,131
2,119	Howard Hughes Corp. (The)*	219,550
10	J.W. Mays, Inc.*	385
7,038	Kennedy-Wilson Holdings, Inc.	171,657
2,463	Marcus & Millichap, Inc.	129,751
1,035	Maui Land & Pineapple Co., Inc.*	11,499
8,443	Newmark Group, Inc.	134,412
1,207	Rafael Holdings, Inc., Class B*	3,030
688	RE/MAX Holdings, Inc., Class A	19,078
3,740	Realogy Holdings Corp.*	58,643

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
308	Stratus Properties, Inc.*	$13,269
2,279	Tejon Ranch Co.*	41,614
1,076	The RMR Group, Inc., Class A	33,464
2,980	The St Joe Co.	176,535

		1,300,001

Road & Rail (0.7%):
1,546	ArcBest Corp.	124,453
1,322	Covenant Logistics Group, Inc.	28,463
4,045	Heartland Express, Inc.	56,913
279	Landstar System, Inc.	42,082
2,692	Marten Transport, Ltd.	47,810
880	PAM Transportation Services, Inc.*	30,580
1,507	Ryder System, Inc.	119,550
1,478	Saia, Inc.*	360,366
2,170	Schneider National, Inc., Class B	55,335
1,009	U.S. Xpress Enterprises, Inc., Class A*	3,915
1,170	Universal Logistics Holdings, Inc.	23,575
988	USA Truck, Inc.*	20,353
2,850	Werner Enterprises, Inc.	116,850
2,752	Yellow Corp.*	19,291

		1,049,536

Semiconductors & Semiconductor Equipment (3.6%):
2,132	Advanced Energy Industries, Inc.	183,523
2,013	Alpha & Omega Semiconductor, Ltd.*	110,010
2,097	Ambarella, Inc.*	220,017
12,720	Amkor Technology, Inc.	276,278
1,301	Amtech Systems, Inc.*	13,088
2,237	Axcelis Technologies, Inc.*	168,961
2,777	AXT, Inc.*	19,495
3,138	Azenta, Inc.	260,077
1,210	CEVA, Inc.*	49,186
3,108	Cirrus Logic, Inc.*	263,527
1,496	CMC Materials, Inc.	277,358
2,356	Cohu, Inc.*	69,738
522	Cyberoptics Corp.*	21,183
2,615	Diodes, Inc.*	227,479
4,503	FormFactor, Inc.*	189,261
4,679	GSI Technology, Inc.*	17,921
1,254	Ichor Holdings, Ltd.*	44,667
1,349	inTEST Corp.*	14,475
2,631	Kulicke & Soffa Industries, Inc.	147,389
4,706	Lattice Semiconductor Corp.*	286,831
349	MACOM Technology Solutions Holdings, Inc.*	20,895
1,636	MagnaChip Semiconductor Corp.*	27,665
4,167	MaxLinear, Inc., Class A*	243,144
4,238	Neophotonics Corp.*	64,460
557	NVE Corp.	30,340
2,709	Onto Innovation, Inc.*	235,385
2,739	PDF Solutions, Inc.*	76,336
5,140	Photronics, Inc.*	87,226
2,109	Pixelworks, Inc.*	6,264
3,271	Power Integrations, Inc.	303,156
6,953	Rambus, Inc.*	221,731
3,315	Semtech Corp.*	229,862
1,031	Silicon Laboratories, Inc.*	154,856
2,252	SMART Global Holdings, Inc.*	58,169
2,042	Synaptics, Inc.*	407,379
2,584	Ultra Clean Holdings, Inc.*	109,536
2,559	Veeco Instruments, Inc.*	69,579

		5,206,447

Shares		Value
Common Stocks, continued
Software (2.5%):
3,492	A10 Networks, Inc.	$48,713
6,466	ACI Worldwide, Inc.*	203,614
1,294	Agilysys, Inc.*	51,605
2,901	Alarm.com Holdings, Inc.*	192,800
2,828	Altair Engineering, Inc.*	182,123
2,494	American Software, Inc., Class A	51,975
1,142	Appfolio, Inc.*	129,286
935	Asure Software, Inc.*	5,563
2,721	Avaya Holdings Corp.*	34,475
2,785	Aware, Inc.*	8,355
2,509	Blackbaud, Inc.*	150,214
282	Blackline, Inc.*	20,648
2,350	BSQUARE Corp.*	4,066
393	CDK Global, Inc.	19,131
1,046	Cerence, Inc.*	37,761
1,700	ChannelAdvisor Corp.*	28,169
3,799	Cognyte Software, Ltd.*	42,967
2,139	CommVault Systems, Inc.*	141,923
782	Consensus Cloud Solutions, Inc.*	47,022
609	DoubleVerify Holdings, Inc.*	15,329
1,708	Duck Creek Technologies, Inc.*	37,781
2,276	Ebix, Inc.	75,449
1,929	Envestnet, Inc.*	143,595
402	Jamf Holding Corp.*	13,994
4,947	Mandiant, Inc.*	110,368
3,326	Mimecast, Ltd.*	264,617
2,038	Mitek Systems, Inc.*	29,897
1,064	New Relic, Inc.*	71,160
2,582	OneSpan, Inc.*	37,284
1,415	Ping Identity Holding Corp.*	38,813
2,333	Progress Software Corp.	109,861
293	Q2 Holdings, Inc.*	18,063
2,317	Qualys, Inc.*	329,964
4,870	Sailpoint Technologies Holdings, Inc.*	249,247
1,169	Sapiens International Corp. NV	29,681
539	Shotspotter, Inc.*	14,941
1,900	Smith Micro Software, Inc.*	7,163
684	SPS Commerce, Inc.*	89,741
3,280	Synchronoss Technologies, Inc.*	5,674
870	Upland Software, Inc.*	15,321
3,329	Verint Systems, Inc.*	172,109
5,538	Vonage Holdings Corp.*	112,366
7,970	Xperi Holding Corp.	138,040

		3,530,868

Specialty Retail (2.8%):
2,730	Aaron’s Co., Inc. (The)	54,818
3,853	Abercrombie & Fitch Co., Class A*	123,257
9,708	American Eagle Outfitters, Inc.	163,094
422	America’s Car-Mart, Inc.*	33,996
1,088	Asbury Automotive Group, Inc.*	174,298
1,671	AutoNation, Inc.*	166,398
5,705	Barnes & Noble Education, Inc.*	20,424
4,906	Bed Bath & Beyond, Inc.*	110,532
1,634	Big 5 Sporting Goods Corp.	28,023
1,202	Boot Barn Holdings, Inc.*	113,938
1,732	Build-A-Bear Workshop, Inc.	31,661
2,857	Caleres, Inc.	55,226
407	Camping World Holdings, Inc., Class A	11,376
1,799	Cato Corp., Class A	26,373
7,945	Chico’s FAS, Inc.*	38,136
757	Citi Trends, Inc.*	23,183
2,251	Conn’s, Inc.*	34,688
4,771	Designer Brands, Inc., Class A*	64,456
5,378	Foot Locker, Inc.	159,512

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
3,840	Gap, Inc. (The)	$54,067
802	Genesco, Inc.*	51,015
753	Group 1 Automotive, Inc.	126,376
3,762	Guess?, Inc.	82,200
1,284	Haverty Furniture Cos., Inc.	35,207
849	Hibbett, Inc.	37,645
1,529	LL Flooring Holdings, Inc.*	21,437
1,251	MarineMax, Inc.*	50,365
1,923	Monro, Inc.	85,266
1,222	Murphy U.S.A., Inc.	244,351
4,234	National Vision Holdings, Inc.*	184,475
2,762	ODP Corp. (The)*	126,582
443	OneWater Marine, Inc.^	15,261
3,060	Penske Automotive Group, Inc.	286,783
3,598	Rent-A-Center, Inc.	90,634
6,055	Sally Beauty Holdings, Inc.*	94,640
1,818	Shoe Carnival, Inc.	53,013
3,612	Signet Jewelers, Ltd.	262,592
1,362	Sleep Number Corp.*	69,067
1,462	Sonic Automotive, Inc., Class A	62,150
2,363	Sportsman’s Warehouse Holdings, Inc.*	25,261
3,031	The Buckle, Inc.	100,144
823	The Children’s Place, Inc.*	40,574
4,201	The Container Store Group, Inc.*	34,322
1,307	Tile Shop Holdings, Inc.	8,561
2,271	Tilly’s, Inc.	21,257
624	TravelCenters of America, Inc.*	26,807
5,052	Urban Outfitters, Inc.*	126,856
303	Winmark Corp.	66,660
1,091	Zumiez, Inc.*	41,687

		3,958,644

Technology Hardware, Storage & Peripherals (0.5%):
6,969	3D Systems Corp.*	116,243
1,308	AstroNova, Inc.*	19,842
2,793	Avid Technology, Inc.*	97,392
6,556	NCR Corp.*	263,486
3,811	Stratasys, Ltd.*	96,761
2,418	Super Micro Computer, Inc.*	92,053
1,590	TransAct Technologies, Inc.*	11,226
600	Turtle Beach Corp.*	12,774
3,587	Xerox Holdings Corp.	72,350

		782,127

Textiles, Apparel & Luxury Goods (1.1%):
2,061	Carter’s, Inc.	189,591
2,038	Columbia Sportswear Co.	184,500
3,960	Crocs, Inc.*	302,544
2,291	Culp, Inc.	18,191
2,091	Fossil Group, Inc.*	20,157
2,571	G-III Apparel Group, Ltd.*	69,546
1,322	Hanesbrands, Inc.	19,685
3,472	Kontoor Brands, Inc.	143,567
816	Lakeland Industries, Inc.*	15,659
844	Movado Group, Inc.	32,958
1,001	Oxford Industries, Inc.	90,590
1,176	PVH Corp.	90,093
674	Rocky Brands, Inc.	28,032
2,097	Skechers U.S.A., Inc., Class A*	85,474
4,466	Steven Madden, Ltd.	172,566
418	Superior Group of Cos., Inc.	7,461
957	Unifi, Inc.*	17,322
1,916	Vera Bradley, Inc.*	14,696
4,779	Wolverine World Wide, Inc.	107,814

		1,610,446

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance (2.3%):
3,407	Axos Financial, Inc.*	$158,051
2,838	BankFinancial Corp.	29,402
2,024	Bridgewater Bancshares, Inc.*	33,760
7,770	Capitol Federal Financial, Inc.	84,538
280	Citizens Community Bancorp, Inc.	4,231
5,449	Columbia Financial, Inc.*	117,208
1,537	ESSA Bancorp, Inc.	27,589
4,677	Essent Group, Ltd.	192,739
696	Federal Agricultural Mortgage Corp.	75,502
242	First Capital, Inc.	9,353
1,936	Flagstar Bancorp, Inc.	82,086
986	FS Bancorp, Inc.	30,566
195	Guaranty Federal Bancshares, Inc.	6,129
150	Hingham Institution for Savings (The)	51,480
629	HMN Financial, Inc.	15,574
973	Home Bancorp, Inc.	39,689
86	Home Federal Bancorp, Inc.	1,806
1,429	HomeStreet, Inc.	67,706
869	IF Bancorp, Inc.	20,691
3,933	Kearny Financial Corp.	50,657
390	Kentucky First Federal Bancorp	2,808
289	LendingTree, Inc.*	34,585
1,892	Luther Burbank Corp.	25,145
940	Malvern Bancorp, Inc.*	15,143
1,851	Merchants Bancorp	50,680
1,842	Meta Financial Group, Inc.	101,163
2,242	MGIC Investment Corp.	30,379
3,941	Mr Cooper Group, Inc.*	179,986
18,699	New York Community Bancorp, Inc.	200,453
4,642	NMI Holdings, Inc., Class A*	95,718
3,578	Northfield Bancorp, Inc.	51,380
6,541	Northwest Bancshares, Inc.	88,369
3,132	Oceanfirst Financial Corp.	62,953
198	Oconee Federal Financial Corp.	4,821
1,129	Ocwen Financial Corp.*	26,825
2,010	PCSB Financial Corp.	38,411
1,668	Premier Financial Corp.	50,590
1,677	Provident Financial Holdings, Inc.	27,738
3,721	Provident Financial Services, Inc.	87,071
1,685	Prudential Bancorp, Inc.	27,735
4,780	Radian Group, Inc.	106,164
1,982	Riverview Bancorp, Inc.	14,964
3,418	Security National Financial Corp., Class A*	34,180
707	Southern Missouri Bancorp, Inc.	35,315
1,053	Sterling Bancorp, Inc.*	7,476
1,409	Territorial Bancorp, Inc.	33,816
3,100	TFS Financial Corp.	51,460
1,462	TrustCo Bank Corp. NY	46,682
1,850	Walker & Dunlop, Inc.	239,427
3,395	Washington Federal, Inc.	111,424
1,247	Waterstone Financial, Inc.	24,117
3,601	Western New England BanCorp, Inc.	32,193
3,813	WSFS Financial Corp.	177,762
35	WVS Financial Corp.	527

		3,216,217

Tobacco (0.1%):
763	Turning Point Brands, Inc.	25,949
975	Universal Corp.	56,618
9,542	Vector Group, Ltd.	114,886

		197,453

Trading Companies & Distributors (2.2%):
6,056	Air Lease Corp.	270,400
1,077	Alta Equipment Group, Inc.*	13,312
1,927	Applied Industrial Technologies, Inc.	197,826
3,172	Beacon Roofing Supply, Inc.*	188,036

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
569	BlueLinx Holdings, Inc.*	$40,900
1,324	Boise Cascade Co.	91,978
1,278	DXP Enterprises, Inc.*	34,621
1,463	EVI Industries, Inc.*	27,197
1,550	GATX Corp.	191,162
2,503	Global Industrial Co.	80,672
573	GMS, Inc.*	28,518
1,299	H&E Equipment Services, Inc.	56,533
1,516	Herc Holdings, Inc.	253,308
1,475	Kaman Corp., Class A	64,133
989	Lawson Products, Inc.*	38,116
4,569	MRC Global, Inc.*	54,417
2,121	MSC Industrial Direct Co., Inc.	180,730
7,964	NOW, Inc.*	87,843
1,839	Rush Enterprises, Inc., Class A	93,624
200	Rush Enterprises, Inc., Class B	9,670
89	SiteOne Landscape Supply, Inc.*	14,390
2,140	Textainer Group Holdings, Ltd.	81,470
1,548	Titan Machinery, Inc.*	43,746
577	Transcat, Inc.*	46,818
3,118	Triton International, Ltd.	218,821
5,651	Univar Solutions, Inc.*	181,623
1,034	Veritiv Corp.*	138,132
3,051	WESCO International, Inc.*	397,057

		3,125,053

Water Utilities (0.5%):
2,126	American States Water Co.	189,257
824	Artesian Resources Corp.	40,005
3,117	California Water Service Group	184,776
1,256	Consolidated Water Co., Ltd.	13,891
925	Middlesex Water Co.	97,282
2,502	Pure Cycle Corp.*	30,074
1,615	SJW Group	112,372
859	York Water Co. (The)	38,629

		706,286

Wireless Telecommunication Services (0.2%):
2,895	Shenandoah Telecommunications Co.	68,264
2,722	Spok Holdings, Inc.	21,721
5,534	Telephone & Data Systems, Inc.	104,482
2,003	United States Cellular Corp.*	60,551

		255,018

Total Common Stocks (Cost $103,677,775)		142,313,382

Preferred Stocks (0.0%†):
Media (0.0%†):
430	Liberty Broadband Corp., Series A	11,676

Trading Companies & Distributors (0.0%†):
2,540	WESCO International, Inc., Series A	74,753

Total Preferred Stocks (Cost $70,827)		86,429

Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/49*	12,843
2,004	Chinook Therapeutics-CVR, Expires on 12/31/49*	3,627

		16,470

Health Care (0.0%†):
4,400	Progenics Pharmaceuticals, Inc., Expires on 12/31/49*	1,672

Shares		Value
Rights, continued
Health Care, continued
2,689	Zogenix, Inc. CVR, Expires on 1/1/25*	$1,829

		3,501

Household Durables (0.0%†):
4,044	Zagg, Inc. CVR, Expires on 1/2/49*	364

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	2,708

Pharmaceuticals (0.0%†):
8,452	Xeris BioPharma Hold CVR, Expires on 10/6/49*	1,183

Total Rights (Cost $7,149)		24,226

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.6%):
793,383	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	793,383

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $793,383)		793,383

Shares		Value
Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
427,446	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(b)	427,446

Total Unaffiliated Investment Company (Cost $427,446)		427,446

Total Investment Securities (Cost $104,976,580) - 100.5%		143,644,866
Net other assets (liabilities) - (0.5)%		(754,899)

Net Assets - 100.0%		$142,889,967

Percentages indicated are based on net assets as of March 31, 2022.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $766,325.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(b)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities (3.3%):
$2,278,807	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,269,373
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51, Callable 10/15/28 @ 100	1,746,124
173,989	College Ave Student Loans LLC, Class A1, Series 2021-A, 1.56%(US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	173,696
1,112,099	College Ave Student Loans LLC, Class A2, Series 2021-C, 2.32%, 7/26/55(a)	1,044,394
1,259,979	College Avenue Student Loans LLC, Class A2, Series 2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a)	1,190,581
1,880,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,809,826
3,640,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30, Callable 12/15/24 @ 100(a)	3,529,441
160,000	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29, Callable 1/15/24 @ 100(a)	158,453
3,400,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-4, 1.26%, 10/15/30, Callable 4/15/25 @ 100(a)	3,249,376
496,793	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	450,991
464,884	Goodleap Sustainable Home Solutions Trust, Class A, Series 2022-1GS, 2.70%, 1/20/49, Callable 3/20/36 @ 100(a)	441,162
986,146	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-5CS, 2.31%, 10/20/48, Callable 5/20/36 @ 100(a)	916,861
1,827,458	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-4GS, 1.93%, 7/20/48, Callable 5/20/36 @ 100(a)	1,656,929
2,960,000	GPMT, Ltd., Class A, Series 2021-FL4, 1.80%(US0001M+135bps), 11/15/36, Callable 11/20/23 @ 100(a)	2,918,038
1,390,000	Lendmark Funding Trust, Class A, Series 2021-1A, 1.90%, 11/20/31, Callable 5/20/26 @ 100(a)	1,258,419
656,248	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 1.53%(US0001M+113bps), 5/15/28, Callable 4/15/22 @ 100(a)	655,366

Principal Amount		Value
Asset Backed Securities, continued
$1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	$1,098,120
1,730,000	Mosaic Solar Loan Trust, Class A, Series 2022-1A, 2.64%, 1/20/53, Callable 3/20/36 @ 100(a)	1,624,745
1,223,468	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 1.40%(US0001M+100bps), 4/15/69, Callable 11/15/30 @ 100(a)	1,222,476
2,563,494	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 12/15/26 @ 100(a)	2,497,466
550,285	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 11/15/27 @ 100(a)	525,779
7,444,530	Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69, Callable 3/15/29 @ 100(a)	6,961,651
2,775,979	Navient Private Education Refi Loan Trust, Class A, Series 2021-DA, 1.26%(PRIME-(199)bps), 4/15/60, Callable 5/15/32 @ 100(a)	2,693,144
1,987,264	Navient Student Loan Trust, Class A2B, Series 2019-D, 1.45%(US0001M+105bps), 12/15/59, Callable 10/15/30 @ 100(a)	1,970,807
1,000,000	Navient Student Loan Trust, Class A2B, Series 2020-CA, 2.00%(US0001M+160bps), 11/15/68, Callable 8/15/30 @ 100(a)	1,005,542
187,739	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 3/15/25 @ 100(a)	189,750
3,833,393	Nelnet Student Loan Trust, Class APT2, Series 2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a)	3,575,154
3,168,155	Nelnet Student Loan Trust, Class AFX, Series 2021-DA, 1.63%, 4/20/62, Callable 4/20/31 @ 100(a)	3,022,733
4,575,262	Nelnet Student Loan Trust, Class AFL, Series 2021-CA, 1.19%(US0001M+74bps), 4/20/62, Callable 1/20/31 @ 100(a)	4,516,999
7,348,780	Nelnet Student Loan Trust, Class AFL, Series 2021-BA, 1.23%(US0001M+78bps), 4/20/62, Callable 7/20/29 @ 100(a)	7,356,815
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,326,541

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$895,269	Prodigy Finance CM2021-1 DAC, Class A, Series 2021-1A, 1.71%(US0001M+125bps), 7/25/51, Callable 2/25/27 @ 100(a)	$891,979
2,009,000	Regional Management Issuance Trust, Class A, Series 2021-2, 0.02%, 8/15/33, Callable 8/15/26 @ 100(a)	1,856,347
4,250,000	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 1.13%(US0001M+73bps), 1/15/53(a)	4,187,457
1,496,280	SMB Private Education Loan Trust, Class APT1, Series 2021-C, 1.39%, 1/15/53(a)	1,400,252
428,367	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 1.15%(US0001M+75bps), 10/15/35(a)	426,955
2,089,444	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	1,992,207
346,746	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 1.23%(US0001M+83bps), 9/15/37(a)	343,558
490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	462,314
3,675,000	SMB Private Education Loan Trust, Class APT, Series 2022-A, 2.85%, 11/16/54, Callable 5/15/32 @ 100(a)	3,529,864
725,418	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 3/15/28 @ 100(a)	710,561
608,458	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 6/15/26 @ 100(a)	607,800
1,791,114	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 5/25/25 @ 100(a)	1,780,885
16,461	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 2/25/24 @ 100(a)	16,456
1,476,283	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 5/15/27 @ 100(a)	1,460,928
Total Asset Backed Securities (Cost $85,505,169)		82,724,315

Collateralized Mortgage Obligations (7.0%):
1,930,000	ACRES Commercial Realty, Ltd., Class A, Series 2021-FL2, 1.84%(US0001M+140bps), 1/15/37, Callable 12/15/23 @ 100(a)	1,920,067

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,000,000	AIMCO CLO, Class AR, Series 2017-AA, 1.30%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	$1,978,808
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 1.55%(US0001M+115bps), 4/15/38(a)	2,743,038
1,000,000	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 1.37%(US0003M+109bps), 1/28/31, Callable 4/28/22 @ 100(a)	995,595
2,209,434	Angel Oak Mortgage Trust, Class A1, Series 2022-1, 2.88%, 12/25/66, Callable 1/25/25 @ 100(a)(b)	2,153,598
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53, Callable 2/15/30 @ 100(a)	1,658,397
4,240,000	Arbor Realty Commercial Real Estate Notes, Ltd., Class A, Series 2021-FL4, 1.75%(US0001M+135bps), 11/15/36, Callable 6/15/24 @ 100(a)	4,201,522
500,000	Ares XXXIIR CLO, Ltd., Class A1A, Series 2014-32RA, 1.45%(US0003M+94bps), 5/15/30, Callable 5/15/22 @ 100(a)	494,968
1,330,000	Bank, Class A4, Series 2022-BNK40, 3.51%, 3/15/64, Callable 2/15/32 @ 100(b)	1,338,805
3,830,000	BANK, Class A5, Series 2021-BN38, 2.52%, 12/15/64, Callable 12/15/31 @ 100	3,570,173
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 1.12%(US0001M+72bps), 3/15/37(a)	3,746,820
1,250,000	Battalion CLO VIII, Ltd., Class A1R2, Series 2015-8A, 1.31%(US0003M+107bps), 7/18/30, Callable 4/18/22 @ 100(a)	1,246,296
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 1.43%(US0003M+117bps), 1/25/35, Callable 1/24/23 @ 100(a)	2,275,589
4,580,000	BDS, Ltd., Class A, Series 2021-FL10, 1.82%(US0001M+135bps), 12/18/36, Callable 12/16/23 @ 100(a)	4,520,005
1,000,000	Benchmark Mortgage Trust, Class A5, Series 2022-B33, 3.46%, 1/15/32, Callable 2/15/32 @ 100	1,008,400
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72, Callable 11/15/29 @ 100	1,207,800

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72, Callable 12/15/29 @ 100	$644,359
2,920,000	Benchmark Mortgage Trust, Class A5, Series 2021-B31, 2.67%, 12/15/54, Callable 12/15/31 @ 100	2,755,108
1,332,000	BF Mortgage Trust, Class B, Series 2019-NYT, 1.80%(US0001M+140bps), 11/15/35(a)	1,312,060
1,540,000	BSPRT Issuer, Ltd., Class A, Series 2021-FL7, 1.72%(US0001M+132bps), 12/15/38, Callable 12/15/23 @ 100(a)	1,517,695
1,120,000	BX, Class A, Series 2021-MFM1, 1.10%(US0001M+70bps), 1/15/34(a)	1,095,886
2,007,175	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 1.32%(US0001M+92bps), 10/15/36(a)	1,994,550
2,639,982	BX Commercial Mortgage Trust, Class A, Series 2021-XL2, 1.09%(US0001M+69bps), 10/15/36(a)	2,583,698
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44(a)	3,112,016
2,110,000	BX Commercial Mortgage Trust, Class A, Series 2021-CIP, 1.32%(US0001M+92bps), 12/15/28(a)	2,075,702
4,800,000	BX Trust, Class A, Series 2021-ARIA, 1.30%(US0001M+90bps), 10/15/36(a)	4,707,086
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	512,816
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	589,577
615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 8/15/29 @ 100	585,117
2,235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.30%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,209,872
1,950,000	CEDR Commercial Mortgage Trust, Class A, Series 2022-SNAI, 1.04%(TSFR1M+99bps), 2/15/39(a)	1,901,316
760,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	759,590

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$299,618	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 1.36%(US0001M+90bps), 7/25/49, Callable 2/25/26 @ 100(a)	$305,558
926,504	CIM Trust, Class A11, Series 2019-INV3, 1.14%(US0001M+100bps), 8/25/49, Callable 10/25/25 @ 100(a)	924,460
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.78%, 11/10/31(a)(b)	3,331,944
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/10/23 @ 100(a)	1,281,258
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 8/10/25 @ 100	3,083,979
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31, Callable 3/10/23 @ 100(a)	1,029,454
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 7/10/25 @ 100	670,402
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 1.33%(US0001M+93bps), 11/15/36(a)	3,855,333
2,257,191	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	2,141,058
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51, Callable 2/15/28 @ 100(b)	214,969
1,195,000	CSAIL Commercial Mortgage Trust, Class B, Series 2019-C15, 4.48%, 3/15/52	1,211,276
1,886,562	CSMC, Class A1, Series 2021-NQM8, 1.84%, 10/25/66, Callable 11/25/24 @ 100(a)(b)	1,804,062
2,335,000	CSMC, Class B, Series 2021-BHAR, 1.90%(US0001M+150bps), 11/15/38(a)	2,335,000
945,000	Deephaven Residential Mortgage Trust, Class A1, Series 2022-2, 4.30%, 3/25/67, Callable 4/25/25 @ 100(a)(b)	943,796
2,000,000	Dewolf Park CLO, Ltd., Class AR, Series 2017-1A, 1.16%(US0003M+92bps), 10/15/30, Callable 4/15/22 @ 100(a)	1,987,082
2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A, 1.29%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,069,546

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A, 1.40%(US0003M+115bps), 4/20/34, Callable 4/20/23 @ 100(a)	$4,697,588
5,376,908	Extended Stay America Trust, Class A, Series 2021-ESH, 1.48%(US0001M+108bps), 7/15/38(a)	5,311,847
602,109	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.14%(US0001M+95bps), 10/25/49, Callable 10/25/25 @ 100(a)	601,138
1,090,186	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/25/28 @ 100	1,075,807
1,230,000	FS RIALTO, Class A, Series 2021-FL2, 1.65%(US0001M+122bps), 4/16/26, Callable 4/16/23 @ 100	1,216,454
2,720,000	FS Rialto Issuer LLC, Class A, Series 2022-FL4, 2.20%(SOFR30A+190bps), 1/19/39, Callable 4/17/24 @ 100(a)	2,720,155
3,818,042	GCAT Trust, Class A1, Series 2021-NQM7, 1.92%, 8/25/66, Callable 12/25/25 @ 100(a)(b)	3,664,716
3,951,210	GS Mortgage Backed Securities Corp. Trust, Class A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable 2/25/34 @ 100(a)(b)	3,646,339
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.50%, 6/15/34(a)(b)	1,520,608
270,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a)(b)	239,228
2,575,000	J.P. Morgan Mortgage Trust, Class A3B, Series 2022-INV3, 3.00%, 9/25/52, Callable 4/25/34 @ 100(a)(b)	2,444,540
585,836	JP Morgan Chase Commercial Mortgage Securities Corp., Class A, Series 2021-MHC, 1.20%(US0001M+80bps), 4/15/38(a)	576,317
3,660,000	JP Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-NYAH, 1.16%(US0001M+76bps), 6/15/38	3,577,659
582,404	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 1.36%(US0001M+90bps), 2/25/50, Callable 6/25/25 @ 100(a)	581,381
507,516	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 1.19%(US0001M+100bps), 5/25/50, Callable 7/25/24 @ 100(a)	506,777

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$273,466	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 5/25/23 @ 100(a)(b)	$273,691
204,490	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 1.04%(US0001M+85bps), 2/25/50, Callable 5/25/23 @ 100(a)	204,469
202,221	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 1.36%(US0001M+90bps), 2/25/50, Callable 1/25/23 @ 100(a)	201,691
163,896	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 1.19%(US0001M+100bps), 6/25/50, Callable 11/25/23 @ 100(a)	163,789
700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 1/15/27 @ 100	709,023
569,437	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45, Callable 6/15/22 @ 100(a)	567,438
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 1.20%(US0001M+80bps), 5/15/36(a)	2,879,577
1,503,944	Life Mortgage Trust, Class A, Series 2021-BMR, 1.10%(US0001M+70bps), 3/15/38(a)	1,470,241
1,875,000	LoanCore Issuer, Ltd., Class A, Series 2021-CRE6, 1.70%(US0001M+130bps), 11/15/38, Callable 11/15/23 @ 100(a)	1,862,806
3,130,000	Mello Mortgage Capital Acceptance, Class A3, Series 2022-INV2, 3.00%, 4/25/52, Callable 5/25/34 @ 100(a)(b)	2,969,465
630,000	MF1, Class A, Series 2021-W10, 1.37%(SOFR30A+107bps), 12/15/24(a)	621,590
3,570,000	MHP, Class A, Series 2021-STOR, 1.10%(US0001M+70bps), 7/15/38(a)	3,496,277
1,279,462	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 5/15/25 @ 100	1,271,337
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 10/15/26 @ 100	1,516,654
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45%(US0001M+95bps), 12/15/36(a)	1,567,673

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,545,000	MTN Commercial Mortgage Trust, Class A, Series 2022-LPFL, 1.45%(TSFR1M+140bps), 3/15/39(a)	$2,531,256
3,100,000	Neuberger Berman Loan Advisers CLO 45, Ltd., Class A, Series 2021-45A, 1.25%(US0003M+113bps), 10/14/35, Callable 10/14/23 @ 100(a)	3,057,383
1,609,856	OBX Trust, Class A1, Series 2022-INV3, 3.00%, 2/25/52, Callable 2/25/34 @ 100(a)(b)	1,529,300
1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 1.36%(US0003M+110bps), 1/25/31, Callable 4/25/22 @ 100(a)	1,186,261
2,875,292	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	2,974,719
1,510,000	One New York Plaza Trust, Class A, Series 2020-1NYP, 1.35%(US0001M+95bps), 1/15/26(a)	1,487,607
2,457,396	PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%, 11/25/56, Callable 6/25/34 @ 100(a)(b)	2,339,374
1,250,000	RR 3, Ltd., Class A1R2, Series 2018-3A, 1.33%(US0003M+109bps), 1/15/30, Callable 4/15/22 @ 100(a)	1,240,531
707,874	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 7/25/31 @ 100	706,706
1,725,335	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 9/25/42 @ 100	1,720,683
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 6/10/26 @ 100	123,004
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 1.52%(US0003M+127bps), 4/20/33, Callable 4/20/22 @ 100(a)	997,733
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 1.34%(US0001M+75bps), 11/11/34(a)	383,041
3,048,741	Verus Securitization Trust, Class A1, Series 2022-3, 4.13%, 2/25/67, Callable 3/25/25 @ 100(a)	3,031,353
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 1.29%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	990,408
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51, Callable 8/15/28 @ 100	978,935

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$8,921,511	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 0.83%, 12/15/59, Callable 8/15/26 @ 100(b)	$277,727
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 4/15/25 @ 100	775,783
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	1,239,462
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,022,389
1,500,000	Whitebox CLO III, Ltd., Class A1, Series 2021-3A, 1.34%(US0003M+122bps), 10/15/34, Callable 10/15/23 @ 100(a)	1,491,207
Total Collateralized Mortgage Obligations (Cost $176,917,541)		172,846,643

Corporate Bonds (26.1%):
Aerospace & Defense (1.1%):
2,642,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	2,664,526
647,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	649,364
216,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	250,363
1,062,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,084,368
1,020,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	1,049,977
1,249,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,296,717
378,000	Huntington Ingalls Industries, Inc., 3.84%, 5/1/25, Callable 4/1/25 @ 100	381,841
821,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	808,685
1,357,000	Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100(a)	1,230,810
1,315,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,345,023
1,383,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,440,426
391,000	Lockheed Martin Corp., Series B, 6.15%, 9/1/36	494,085
1,051,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	1,074,052
325,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100	356,721
2,256,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	2,252,618
214,000	Northrop Grumman Corp., 4.75%, 6/1/43	241,720

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$217,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	$216,876
1,503,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	1,577,854
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	137,260
2,427,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	2,537,831
563,000	Raytheon Technologies Corp., 2.38%, 3/15/32, Callable 12/15/31 @ 100	517,965
168,000	Raytheon Technologies Corp., 4.50%, 6/1/42	185,547
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	412,884
709,000	Raytheon Technologies Corp., 4.35%, 4/15/47, Callable 10/15/46 @ 100	758,571
1,426,000	Raytheon Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	1,602,455
405,000	Raytheon Technologies Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100	340,526
875,000	Raytheon Technologies Corp., 3.03%, 3/15/52, Callable 9/15/51 @ 100	767,647
264,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	265,521
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,122,602

		27,064,835

Air Freight & Logistics (0.1%):
620,000	FedEx Corp., 0.45%, 5/4/29, Callable 2/4/29 @ 100	629,957
2,000	FedEx Corp., 4.90%, 1/15/34	2,183
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	769,160

		1,401,300

Airlines (0.3%):
844,281	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 3/22/25	824,665
307,847	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.25%, 7/15/25	300,920
68,972	American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 8/15/26	66,386
474,567	American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 3/22/29	458,159
207,180	American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	197,863
411,386	American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 4/15/30	385,840

Principal Amount		Value
Corporate Bonds, continued
Airlines, continued
$164,378	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, 8/15/30	$158,143
655,306	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	614,393
420,000	Delta Airlines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	420,263
122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100^	122,410
8,234	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23	8,234
40,366	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 3/3/24	40,329
6,574	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 4/7/27	6,044
251,764	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, 9/1/27	247,087
1,137,592	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	1,163,188
11,011	United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 6/1/29	10,684
386,041	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 11/1/29	343,995
44,228	United Airlines Pass Through Trust, Series 2016-2, Class AA, 3.10%, 1/7/30	42,465
177,424	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.88%, 4/7/30	167,298
208,474	United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 9/1/31	201,850
334,459	United Airlines Pass Through Trust, Series 2016-1, Class AA, 4.15%, 2/25/33	336,262
472,467	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/1/33	432,287

		6,548,765

Automobiles (0.2%):
1,577,000	Daimler Finance North America LLC, 2.13%, 3/10/25(a)	1,524,670
1,263,000	Daimler Finance North America LLC, 3.30%, 5/19/25(a)	1,255,697
1,017,000	Daimler Finance North America LLC, 1.45%, 3/2/26(a)	947,166
2,002,000	Magallanes, Inc., 3.43%, 3/15/24(a)	2,013,542

		5,741,075

Banks (4.9%):
2,435,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	2,440,549
4,437,000	Bank of America Corp., 3.55% (US0003M+78 bps), 3/5/24, Callable 3/5/23 @ 100	4,465,268

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$1,283,000	Bank of America Corp., 4.00%, 1/22/25, MTN	$1,308,089
913,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	930,633
504,000	Bank of America Corp., 0.98% (SOFR+69 bps), 4/22/25, Callable 4/22/24 @ 100	482,830
1,683,000	Bank of America Corp., 3.37% (US0003M+81 bps), 1/23/26, Callable 1/23/25 @ 100	1,686,151
597,000	Bank of America Corp., 2.02% (US0003M+64 bps), 2/13/26, Callable 2/13/25 @ 100, MTN	575,050
748,000	Bank of America Corp., Series G, 4.45%, 3/3/26	773,898
3,887,000	Bank of America Corp., 3.38%, 4/2/26, Callable 4/2/25 @ 100, MTN	3,887,428
6,244,000	Bank of America Corp., 1.32% (SOFR+115 bps), 6/19/26, Callable 6/19/25 @ 100, MTN	5,856,429
6,920,000	Bank of America Corp., 1.20% (SOFR+101 bps), 10/24/26, Callable 10/24/25 @ 100, MTN	6,389,700
6,098,000	Bank of America Corp., 3.56% (US0003M+106 bps), 4/23/27, Callable 4/23/26 @ 100, MTN	6,123,051
1,447,000	Bank of America Corp., 1.73% (SOFR+96 bps), 7/22/27, Callable 7/22/26 @ 100	1,343,461
2,767,000	Bank of America Corp., 3.82% (US0003M+158 bps), 1/20/28, Callable 1/20/27 @ 100, MTN	2,801,040
2,908,000	Bank of America Corp., 2.55%, 2/4/28, Callable 2/4/27 @ 100	2,777,800
3,800,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	3,772,860
821,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	834,906
1,535,000	Bank of America Corp., 4.27% (US0003M+131 bps), 7/23/29, Callable 7/23/28 @ 100	1,586,705
735,000	Bank of America Corp., 3.97% (US0003M+121 bps), 2/7/30, Callable 2/7/29 @ 100, MTN	745,291
1,510,000	Bank of America Corp., 3.19% (US0003M+118 bps), 7/23/30, Callable 7/23/29 @ 100, MTN	1,459,243
6,772,000	Bank of America Corp., 2.88% (US0003M+119 bps), 10/22/30, Callable 10/22/29 @ 100, MTN	6,400,596
472,000	Bank of America Corp., 2.50% (US0003M+99 bps), 2/13/31, Callable 2/13/30 @ 100, MTN	431,771
793,000	Bank of America Corp., 2.59% (SOFR+215 bps), 4/29/31, Callable 4/29/30 @ 100	731,590
295,000	Bank of America Corp., 1.90% (SOFR+153 bps), 7/23/31, Callable 7/23/30 @ 100, MTN	257,167
860,000	Bank of America Corp., 1.92% (SOFR+137 bps), 10/24/31, Callable 10/24/30 @ 100, MTN	747,336

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$665,000	Bank of America Corp., 2.57%, 10/20/32, Callable 10/20/31 @ 100	$603,452
1,690,000	Bank of America Corp., 2.97%, 2/4/33, Callable 2/4/32 @ 100	1,580,796
1,776,000	Bank of America Corp., 4.08% (US0003M+132 bps), 4/23/40, Callable 4/23/39 @ 100, MTN	1,810,010
937,000	Bank of America Corp., 2.68% (SOFR+193 bps), 6/19/41, Callable 6/19/40 @ 100, MTN	787,503
905,000	Bank of America Corp., 5.87% (US0003M+293 bps), 12/31/99, Callable 3/15/28 @ 100	905,000
5,801,000	Citigroup, Inc., 3.29%, 3/17/26, Callable 3/17/25 @ 100	5,730,205
8,300,000	Citigroup, Inc., 3.07%, 2/24/28, Callable 2/24/27 @ 100	8,047,829
5,943,000	Citigroup, Inc., 3.98% (US0003M+134 bps), 3/20/30, Callable 3/20/29 @ 100	6,030,041
4,621,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	4,399,312
479,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	436,762
405,000	Citigroup, Inc., 4.00% (H15T5Y+4 bps), 12/31/99, Callable 12/10/25 @ 100	389,813
210,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100	213,223
182,000	JPMorgan Chase & Co., 2.30% (SOFR+116 bps), 10/15/25, Callable 10/15/24 @ 100	177,839
1,385,000	JPMorgan Chase & Co., 2.01% (SOFR+159 bps), 3/13/26, Callable 3/13/25 @ 100	1,336,546
2,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	2,006
2,230,000	JPMorgan Chase & Co., 3.96% (US0003M+125 bps), 1/29/27, Callable 1/29/26 @ 100	2,273,886
2,897,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	2,701,021
5,311,000	JPMorgan Chase & Co., 3.78% (US0003M+134 bps), 2/1/28, Callable 2/1/27 @ 100	5,378,439
4,607,000	JPMorgan Chase & Co., 2.95%, 2/24/28, Callable 2/24/27 @ 100^	4,451,025
1,750,000	JPMorgan Chase & Co., 4.01% (US0003M+112 bps), 4/23/29, Callable 4/23/28 @ 100	1,790,009
1,318,000	JPMorgan Chase & Co., 3.70% (US0003M+116 bps), 5/6/30, Callable 5/6/29 @ 100	1,324,532
977,000	JPMorgan Chase & Co., 2.74% (SOFR+151 bps), 10/15/30, Callable 10/15/29 @ 100	922,064
1,844,000	JPMorgan Chase & Co., 2.96%, 1/25/33, Callable 1/25/32 @ 100	1,732,928

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$1,346,000	JPMorgan Chase & Co., 3.11% (SOFR+246 bps), 4/22/41, Callable 4/22/40 @ 100	$1,215,586
861,000	JPMorgan Chase & Co., 4.26% (US0003M+158 bps), 2/22/48, Callable 2/22/47 @ 100	915,218
400,000	JPMorgan Chase & Co., 4.03% (US0003M+146 bps), 7/24/48, Callable 7/24/47 @ 100	410,977
381,000	JPMorgan Chase & Co., 3.96% (US0003M+138 bps), 11/15/48, Callable 11/15/47 @ 100	387,301
254,000	JPMorgan Chase & Co., 3.90% (US0003M+122 bps), 1/23/49, Callable 1/23/48 @ 100	256,406
105,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	105,342
1,676,000	Wells Fargo & Co., 3.00%, 2/19/25	1,677,264
819,000	Wells Fargo & Co., 3.53%, 3/24/28, Callable 3/24/27 @ 100, MTN	815,443
2,090,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	2,093,762

		119,710,382

Beverages (0.4%):
7,123,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	7,760,993
1,258,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,396,839
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48, Callable 10/15/47 @ 100	294,747
923,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100	897,323

		10,349,902

Biotechnology (0.4%):
140,000	AbbVie, Inc., 1.25%, 6/1/24, Callable 3/1/24 @ 100	156,391
2,680,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	2,871,170
1,789,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,909,847
864,000	AbbVie, Inc., 4.63%, 10/1/42, Callable 4/1/42 @ 100	916,222
527,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	553,167
612,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	662,701
209,000	Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51 @ 100	215,757
1,013,000	Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @ 100	827,219
1,178,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	1,294,117
464,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	514,228

		9,920,819

Capital Markets (3.2%):
2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	2,221,122

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$1,042,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	$1,024,065
704,000	Ares Capital Corp., 2.15%, 7/15/26, Callable 6/15/26 @ 100	637,252
370,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	363,525
1,150,000	Bank of New York Mellon Corp. (The), 3.70% (H15T5Y+335 bps), 12/31/99, Callable 3/20/26 @ 100	1,109,750
1,578,000	Blackstone Private Credit Fund, 3.25%, 3/15/27, Callable 2/15/27 @ 100(a)	1,443,714
1,152,000	Blackstone Private Credit Fund, 4.00%, 1/15/29, Callable 11/15/28 @ 100(a)	1,068,239
1,435,000	Charles Schwab Corp. (The), Series E, 3.84% (US0003M+332 bps), 12/29/49, Callable 6/1/22 @ 100^	1,417,063
3,115,000	Charles Schwab Corp. (The), 4.00% (H15T5Y+317 bps), 12/31/99, Callable 6/1/26 @ 100	2,963,144
806,000	FactSet Research Systems, 3.45%, 3/1/32, Callable 12/1/31 @ 100	776,604
3,687,000	Goldman Sachs Group, Inc., 3.62%, 3/15/28, Callable 3/15/27 @ 100	3,662,563
5,247,000	Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25, Callable 3/1/25 @ 100	5,292,098
1,633,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	1,660,658
730,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR+61 bps), 2/12/26, Callable 2/12/25 @ 100	680,919
1,557,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	1,582,955
1,234,000	Goldman Sachs Group, Inc. (The), 1.68% (US0003M+117 bps), 5/15/26, Callable 5/15/25 @ 100	1,238,192
4,835,000	Goldman Sachs Group, Inc. (The), 3.10%, 2/24/33, Callable 2/24/32 @ 100	4,545,998
2,302,000	Goldman Sachs Group, Inc. (The), 4.41% (US0003M+143 bps), 4/23/39, Callable 4/23/38 @ 100	2,427,549
309,000	Goldman Sachs Group, Inc. (The), 2.91% (SOFR+147 bps), 7/21/42, Callable 7/21/41 @ 100	265,837
1,580,000	Goldman Sachs Group, Inc. The, 0.66%, 9/10/24, Callable 9/10/23 @ 100	1,529,034
7,693,000	Goldman Sachs Group, Inc. The, 2.64%, 2/24/28, Callable 2/24/27 @ 100	7,356,701
331,000	Goldman Sachs Group, Inc. The, 2.62%, 4/22/32, Callable 4/22/31 @ 100	300,645
992,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	906,399

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$205,000	Moody S Corp., 3.75%, 2/25/52, Callable 8/25/51 @ 100	$202,050
683,000	Moody’s Corp., 3.10%, 11/29/61, Callable 5/29/61 @ 100	568,825
2,065,000	Morgan Stanley, 0.53%, 1/25/24, Callable 1/25/23 @ 100	2,032,181
520,000	Morgan Stanley, 0.73%, 4/5/24, Callable 4/5/23 @ 100	509,481
3,423,000	Morgan Stanley, 3.63%, 1/20/27	3,456,764
9,921,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	9,229,725
4,744,000	Morgan Stanley, 3.59% (US0003M+134 bps), 7/22/28, Callable 7/22/27 @ 100	4,766,173
1,102,000	Morgan Stanley, 3.77% (US0003M+114 bps), 1/24/29, Callable 1/24/28 @ 100	1,111,084
1,564,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	1,635,684
6,959,000	Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31, Callable 1/22/30 @ 100, MTN	6,506,769
552,000	Morgan Stanley, 1.79% (SOFR+1 bps), 2/13/32, Callable 2/13/31 @ 100, MTN	474,195
210,000	Morgan Stanley, 1.93%, 4/28/32, Callable 4/28/31 @ 100, MTN	181,101
278,000	Morgan Stanley, 2.24%, 7/21/32, Callable 7/21/31 @ 100, MTN	246,358
278,000	Morgan Stanley, 2.51%, 10/20/32, Callable 10/20/31 @ 100, MTN	250,728
834,000	Morgan Stanley, 2.94%, 1/21/33, Callable 1/21/32 @ 100	781,768
1,111,000	Morgan Stanley, 3.97% (US0003M+146 bps), 7/22/38, Callable 7/22/37 @ 100	1,117,998
162,000	S P Global, Inc., 3.90%, 3/1/62, Callable 9/1/61 @ 100(a)	165,345
196,000	State Street Corp., 2.90% (SOFR+3 bps), 3/30/26, Callable 3/30/25 @ 100	194,730
661,000	State Street Corp., Series F, 4.42% (US0003M+360 bps), Callable 6/15/22 @ 100	659,348
1,415,000	State Street Corp., Series H, 5.63% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100	1,383,163

		79,947,496

Chemicals (0.3%):
570,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50, Callable 11/15/49 @ 100	493,908
565,000	Dow Chemical Co. (The), 5.55%, 11/30/48, Callable 5/30/48 @ 100	686,199
3,116,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	3,245,426
525,000	Ecolab, Inc., 2.75%, 8/18/55, Callable 2/18/55 @ 100	436,108
663,000	LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	652,647

Principal Amount		Value
Corporate Bonds, continued
Chemicals, continued
$353,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/1/46 @ 100	$372,817
493,000	Westlake Chemical Corp., 3.38%, 8/15/61, Callable 2/15/61 @ 100	400,564

		6,287,669

Commercial Services & Supplies (0.0%†):
640,000	Republic Services, Inc., 2.38%, 3/15/33, Callable 12/15/32 @ 100	572,261
472,000	Waste Management, Inc., 2.00%, 6/1/29, Callable 4/1/29 @ 100^	438,774
107,000	Waste Management, Inc., 2.95%, 6/1/41, Callable 12/1/40 @ 100	96,837

		1,107,872

Communications Equipment (0.2%):
1,085,000	Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	1,124,967
1,662,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,727,531
756,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	663,924
1,822,000	Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,648,079
27,000	Motorola Solutions, Inc., 5.50%, 9/1/44	29,947

		5,194,448

Consumer Finance (0.4%):
1,264,000	American Express Co., 2.55%, 3/4/27, Callable 2/1/27 @ 100	1,232,150
740,000	American Honda Finance Corp., 1.38%, 11/10/22	826,132
1,000,000	Capital One Financial Corp., 1.65%, 6/12/29	1,057,307
1,731,000	Capital One Financial Corp., 3.27%, 3/1/30, Callable 3/1/29 @ 100	1,673,337
1,394,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	1,410,131
2,321,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	2,366,299
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,059,249
343,000	Toyota Motor Credit Corp., 0.80%, 1/9/26, MTN	316,934

		10,941,539

Containers & Packaging (0.1%):
1,876,000	Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,720,453
349,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	372,565
239,000	Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	203,402

		2,296,420

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	159,283

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	$412,833

		572,116

Diversified Financial Services (0.3%):
305,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52, Callable 9/15/51 @ 100	311,669
1,000,000	BP Capital Markets America, Inc., 3.00%, 3/17/52, Callable 9/17/51 @ 100	860,373
267,000	DAE Funding LLC, 3.38%, 3/20/28, Callable 1/20/28 @ 100(a)	250,312
3,284,000	Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	3,031,401
1,032,000	Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100(a)	922,010
536,000	Glencore Funding LLC, 2.85%, 4/27/31, Callable 1/27/31 @ 100(a)	488,931
654,000	Glencore Funding LLC, 2.63%, 9/23/31, Callable 6/23/31 @ 100(a)	582,482
331,000	Glencore Funding LLC, 3.38%, 9/23/51, Callable 3/23/51 @ 100(a)	273,594

		6,720,772

Diversified Telecommunication Services (1.8%):
859,000	At T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @ 100	752,345
190,000	At T, Inc., 3.85%, 6/1/60, Callable 12/1/59 @ 100	170,657
2,000,000	AT&T, Inc., 2.52%, 11/27/22(a)(c)	1,966,826
425,000	AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	405,376
435,000	AT&T, Inc., 1.65%, 2/1/28, Callable 12/1/27 @ 100	397,025
375,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	390,054
1,173,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,236,999
2,753,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	2,903,044
2,600,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	2,304,377
935,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	985,423
930,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100	1,054,948
490,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	557,564
694,000	AT&T, Inc., 4.90%, 6/15/42	752,002
406,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	408,508
1,116,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	1,211,414
602,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	628,805
1,808,000	AT&T, Inc., 5.15%, 2/15/50, Callable 8/14/49 @ 100	2,073,266
786,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	717,810
1,505,000	AT&T, Inc., 3.50%, 2/1/61, Callable 8/1/60 @ 100	1,270,796

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$289,000	Verizon Communications, Inc., 4.13%, 3/16/27	$300,537
276,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100	273,108
3,288,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,075,474
807,000	Verizon Communications, Inc., 4.33%, 9/21/28	851,200
3,102,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	3,220,062
5,577,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	5,465,928
466,000	Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	404,698
1,836,000	Verizon Communications, Inc., 1.68%, 10/30/30, Callable 7/30/30 @ 100	1,600,953
1,673,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	1,551,557
1,318,000	Verizon Communications, Inc., 2.36%, 3/15/32, Callable 12/15/31 @ 100(a)	1,188,302
700,000	Verizon Communications, Inc., 2.88%, 1/15/38	843,340
3,900,000	Verizon Communications, Inc., 2.65%, 11/20/40, Callable 5/20/40 @ 100	3,312,683
760,000	Verizon Communications, Inc., 2.88%, 11/20/50, Callable 5/20/50 @ 100	634,896
466,000	Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100	440,168
1,224,000	Verizon Communications, Inc., 3.00%, 11/20/60, Callable 5/20/60 @ 100	997,455

		44,347,600

Electric Utilities (2.1%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	429,434
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	469,786
1,185,000	AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50 @ 100	1,045,684
221,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	215,843
565,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	502,484
780,000	AEP Transmission Co. LLC, 2.75%, 8/15/51, Callable 2/15/51 @ 100	637,633
1,044,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	965,002
819,000	American Transmission Systems, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	755,925
612,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	584,629

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$1,216,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	$1,210,868
335,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	300,244
750,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	679,911
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	125,765
1,088,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	1,130,281
65,000	DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	64,926
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	115,393
718,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	732,346
259,000	Duke Energy Carolinas LLC, 3.45%, 4/15/51, Callable 10/15/50 @ 100	251,379
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,576,082
955,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	837,771
397,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	366,476
391,000	Duke Energy Florida LLC, 3.00%, 12/15/51, Callable 6/15/51 @ 100	349,320
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	564,872
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	96,187
337,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	352,146
315,000	Duke Energy Progress LLC, 2.90%, 8/15/51, Callable 2/15/51 @ 100	273,474
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	255,055
471,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	480,085
719,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	738,668
2,153,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100	2,157,351
258,000	Edison International, 4.95%, 4/15/25, Callable 3/15/25 @ 100	264,809
258,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	240,490
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	654,777
386,000	Entergy Louisiana LLC, 2.35%, 6/15/32, Callable 3/15/32 @ 100	350,523
511,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	441,386
180,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(a)	175,352
382,000	Exelon Corp., 5.63%, 6/15/35	434,387
898,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	988,221

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$136,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(a)	$138,690
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	183,837
517,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	467,601
203,000	FirstEnergy Corp., 7.38%, 11/15/31	249,514
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	535,597
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	508,294
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	331,785
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	945,098
817,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	835,147
783,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	834,301
449,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	478,982
1,399,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	1,307,865
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	653,714
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,681,617
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	365,086
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	623,550
1,070,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	895,547
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	162,446
2,318,000	NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	2,323,795
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	365,753
716,000	Ohio Power Co., 2.90%, 10/1/51, Callable 4/1/51 @ 100	594,165
1,406,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	1,447,581
10,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	11,380
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	273,989
383,000	Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48, Callable 5/15/48 @ 100	406,764
32,000	Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100(a)	27,376
97,000	Pacific Gas and Electric Co., 2.50%, 2/1/31, Callable 11/1/30 @ 100	83,033
647,000	Pacific Gas and Electric Co., 3.25%, 6/1/31, Callable 3/1/31 @ 100	582,055

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$962,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	$911,030
614,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	551,538
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	544,643
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	251,478
2,793,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	2,828,172
869,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	770,786
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	212,287
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	3,243
540,000	Tampa Electric Co., 3.63%, 6/15/50, Callable 12/15/49 @ 100	514,579
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	501,596
381,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	464,951
451,000	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43, Callable 2/15/43 @ 100	492,373
715,000	Virginia Electric and Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100	743,294
2,301,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	2,229,094

		51,148,591

Electronic Equipment, Instruments & Components (0.0%†):
198,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	197,350

Entertainment (0.1%):
2,344,000	Electronic Arts, Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	2,060,650

Equity Real Estate Investment Trusts (0.9%):
256,000	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34, Callable 12/15/33 @ 100	240,268
91,000	American Tower Corp., 2.95%, 1/15/25, Callable 12/15/24 @ 100	90,128
810,000	American Tower Corp., 0.40%, 2/15/27, Callable 12/15/26 @ 100	835,471
600,000	American Tower Corp., 3.65%, 3/15/27, Callable 2/15/27 @ 100	596,443
1,429,000	American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	1,261,210
1,429,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,421,293
1,738,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	1,516,421
682,000	American Tower Corp., 2.30%, 9/15/31, Callable 6/15/31 @ 100	595,900

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$232,000	Crown Castle International Corp., 3.15%, 7/15/23, Callable 6/15/23 @ 100	$233,395
430,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	432,544
592,000	Crown Castle International Corp., 2.90%, 3/15/27, Callable 2/15/27 @ 100	570,755
2,244,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	2,133,429
1,155,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	1,018,671
2,744,000	Crown Castle International Corp., 2.50%, 7/15/31, Callable 4/15/31 @ 100	2,454,003
714,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	795,524
362,000	Duke Realty LP, 4.00%, 9/15/28, Callable 6/15/28 @ 100	370,729
1,136,000	Duke Realty LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	985,564
2,070,000	Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28 @ 100	1,869,318
1,797,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100^	1,722,011
329,000	Invitation Homes Operating Partnership LP, 2.30%, 11/15/28, Callable 9/15/28 @ 100	298,523
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	492,462
801,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	711,771
402,000	National Retail Properties, Inc., 3.00%, 4/15/52, Callable 10/15/51 @ 100	322,094
611,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	598,016

		21,565,943

Financial Services (0.0%†):
281,000	GE Capital Funding LLC, 4.55%, 5/15/32, Callable 2/15/32 @ 100	300,165

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	449,639

Gas Utilities (0.1%):
262,000	Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	264,943
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	461,884
500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	456,773

		1,183,600

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care (0.0%†):
$610,000	City of Hope, Series 2013, 5.62%, 11/15/43	$811,734

Health Care Equipment & Supplies (0.1%):
525,000	Becton Dickinson & Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	587,379
510,000	Becton Dickinson & Co., 0.03%, 8/13/25, Callable 7/13/25 @ 100	542,154
100,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	99,174

		1,228,707

Health Care Providers & Services (1.2%):
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100	233,724
448,000	Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100	495,347
2,140,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	2,203,725
1,520,000	Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	1,528,077
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	325,957
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	520,339
5,000	CVS Health Corp., 2.88%, 6/1/26, Callable 3/1/26 @ 100	4,952
1,539,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	1,531,548
1,470,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	1,494,464
587,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	615,920
1,817,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	2,053,781
1,240,000	Duke University Health, 3.92%, 6/1/47, Callable 12/1/46 @ 100	1,291,117
287,000	HCA, Inc., 4.75%, 5/1/23	294,637
7,636,000	HCA, Inc., 5.25%, 4/15/25	8,027,345
2,570,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	2,714,563
2,306,000	HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(a)	2,259,845
427,000	HCA, Inc., 4.63%, 3/15/52, Callable 9/15/51 @ 100(a)	429,326
1,361,000	Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @ 100	1,234,649
221,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	256,618
957,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	1,034,264
530,000	UnitedHealth Group, Inc., 3.75%, 10/15/47, Callable 4/15/47 @ 100	538,403
427,000	UnitedHealth Group, Inc., 4.25%, 6/15/48, Callable 12/15/47 @ 100	467,690

		29,556,291

Hotels, Restaurants & Leisure (0.1%):
610,000	Booking Holdings, Inc., 0.10%, 3/8/25, Callable 2/8/25 @ 100	656,333
626,000	Marriott International, Inc., 4.63%, 6/15/30, Callable 3/15/30 @ 100	649,830

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	$1,341,452

		2,647,615

Industrial Conglomerates (0.1%):
785,000	3M Co., Series E, 0.95%, 5/15/23	876,135
637,000	General Electric Co., Series A, 6.75%, 3/15/32, MTN	801,986
248,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	250,882

		1,929,003

Insurance (0.3%):
342,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	373,958
1,013,000	American International Group, Inc., 4.80%, 7/10/45, Callable 1/10/45 @ 100	1,142,825
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	599,706
1,903,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	1,812,979
171,000	Aon Corp. / Aon Global Holdings plc, 3.90%, 2/28/52, Callable 8/28/51 @ 100	168,767
103,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	105,079
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	526,631
433,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	457,309
833,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	759,628
843,000	Marsh McLennan Cos., Inc., 2.38%, 12/15/31, Callable 9/15/31 @ 100	770,971
404,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	455,104

		7,172,957

IT Services (0.4%):
793,000	Fidelity National Information Services, Inc., 3.10%, 3/1/41, Callable 9/1/40 @ 100	685,107
1,401,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	1,378,942
404,000	Global Payments, Inc., 2.15%, 1/15/27, Callable 12/15/26 @ 100	378,974
2,345,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	2,228,972
1,898,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	1,757,030
1,053,000	International Business Machines Corp., 3.30%, 5/15/26	1,065,138
211,000	International Business Machines Corp., 4.15%, 5/15/39	220,844
175,000	International Business Machines Corp., 4.25%, 5/15/49	187,421
431,000	International Business Machines Corp., 3.43%, 2/9/52, Callable 8/9/51 @ 100	408,455

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	$1,918,759

		10,229,642

Life Sciences Tools & Services (0.1%):
866,000	Agilent Technologies, Inc., 2.30%, 3/12/31, Callable 12/12/30 @ 100	783,007
2,442,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31, Callable 7/15/31 @ 100	2,187,387

		2,970,394

Machinery (0.0%†):
663,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	654,386

Media (0.4%):
3,978,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	3,817,977
937,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	877,620
850,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	864,921
358,000	Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100(a)	303,197
2,255,000	Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56 @ 100(a)	1,871,905
799,000	Cox Communications, Inc., 3.60%, 6/15/51, Callable 12/15/50 @ 100(a)	713,249
724,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	725,998
1,153,000	Discovery Communications LLC, 1.90%, 3/19/27, Callable 12/19/26 @ 100	1,249,696
301,000	NBCUniversal Media LLC, 4.45%, 1/15/43	324,820

		10,749,383

Multi-Utilities (0.2%):
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	5,297
762,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	700,568
245,000	Ameren Illinois Co., 2.90%, 6/15/51, Callable 12/15/50 @ 100	211,113
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	183,616
695,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	645,404
1,542,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	1,348,016
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	305,428
430,000	Consumers Energy Co., 4.05%, 5/15/48, Callable 11/15/47 @ 100	451,122
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	534,968
778,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	713,227

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities, continued
$180,000	Consumers Energy Co., 3.50%, 8/1/51, Callable 2/1/51 @ 100	$175,326
318,000	Consumers Energy Co., 2.65%, 8/15/52, Callable 2/15/52 @ 100	265,011

		5,539,096

Oil, Gas & Consumable Fuels (2.3%):
1,335,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,248,252
575,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	537,565
1,474,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	1,567,968
656,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25, Callable 10/2/24 @ 100	694,540
3,247,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	3,453,996
1,650,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	1,641,750
469,000	Devon Energy Corp., 8.25%, 8/1/23, Callable 6/1/23 @ 100	498,313
78,000	Devon Energy Corp., 5.88%, 6/15/28, Callable 6/15/23 @ 102.94	82,582
3,600,000	Devon Energy Corp., 4.50%, 1/15/30, Callable 1/15/25 @ 102.25	3,712,500
619,000	Devon Energy Corp., 4.75%, 5/15/42, Callable 11/15/41 @ 100	651,498
3,218,000	Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	3,213,978
3,105,000	Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	3,077,831
1,586,000	Diamondback Energy, Inc., 4.40%, 3/24/51, Callable 9/24/50 @ 100	1,599,027
911,000	Diamondback Energy, Inc., 4.25%, 3/15/52, Callable 9/15/51 @ 100	897,902
711,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	716,116
1,007,000	Energy Transfer LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	1,044,763
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,138,480
587,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	627,356
1,900,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	1,990,250
1,725,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	1,847,906
236,000	Energy Transfer LP, 8.25%, 11/15/29, Callable 8/15/29 @ 100	293,031
1,500,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,515,000
266,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	270,988
857,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	867,713
675,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	765,281

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$670,000	Energy Transfer Partners LP, 3.60%, 2/1/23, Callable 11/1/22 @ 100	$674,188
515,000	Enterprise Products Operating LLC, 4.20%, 1/31/50, Callable 7/31/49 @ 100	511,804
497,000	Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	425,778
1,090,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	1,057,544
228,000	Kinder Morgan Energy Partners LP, SERIES MTN, 6.95%, 1/15/38, MTN	283,939
37,000	Kinder Morgan Energy Partners LP, 7.50%, 11/15/40	46,721
125,000	Newfield Exploration Co., 5.63%, 7/1/24	131,250
1,313,000	NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a)	1,225,190
1,292,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	1,342,065
770,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	788,819
2,523,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	2,569,887
215,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	224,675
1,268,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	1,340,910
1,255,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,327,163
2,286,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	2,348,865
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	220,520
1,373,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,362,310
1,119,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,101,839
2,610,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	2,992,263
2,198,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,243,492
255,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	247,285
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	298,133

		56,719,226

Pharmaceuticals (0.0%†):
257,000	Merck & Co., Inc., 2.75%, 12/10/51, Callable 6/10/51 @ 100	222,057

Principal Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$538,000	Roche Holdings, Inc., 2.61%, 12/13/51, Callable 6/13/51 @ 100(a)	$465,369

		687,426

Professional Services (0.4%):
4,169,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100	4,252,380
3,657,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	3,689,635
1,797,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	1,714,755

		9,656,770

Real Estate Management & Development (0.0%†):
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	912,035

Road & Rail (0.7%):
1,369,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	1,480,363
313,000	Burlington Northern Santa Fe LLC, 2.88%, 6/15/52, Callable 12/15/51 @ 100	276,320
1,794,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,761,758
540,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	543,111
534,000	CSX Corp., 4.10%, 3/15/44, Callable 9/15/43 @ 100	547,402
145,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	143,485
1,356,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	1,298,385
1,953,000	Norfolk Southern Corp., 3.00%, 3/15/32, Callable 12/15/31 @ 100	1,898,091
243,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	228,260
478,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100(a)	483,948
1,490,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 1.20%, 11/15/25, Callable 10/15/25 @ 100(a)	1,372,813
397,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	409,014
633,000	Ryder System, Inc., 4.63%, 6/1/25, Callable 5/1/25 @ 100, MTN	656,041
1,566,000	Ryder System, Inc., 3.35%, 9/1/25, Callable 8/1/25 @ 100, MTN	1,566,622
349,000	Ryder System, Inc., 2.90%, 12/1/26, Callable 10/1/26 @ 100	339,961
175,000	Union Pacific Corp., 2.80%, 2/14/32, Callable 12/15/31 @ 100	168,060
1,707,000	Union Pacific Corp., 2.89%, 4/6/36, Callable 1/6/36 @ 100	1,591,504
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	2,228
1,224,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,136,622
85,000	Union Pacific Corp., 2.95%, 3/10/52, Callable 9/10/51 @ 100	75,225

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Road & Rail, continued
$383,397	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	$383,042

		16,362,255

Semiconductors & Semiconductor Equipment (0.7%):
287,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	324,471
1,271,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	1,281,291
1,085,000	Broadcom, Inc., 4.70%, 4/15/25	1,127,417
288,000	Broadcom, Inc., 3.46%, 9/15/26, Callable 7/15/26 @ 100	287,342
2,580,000	Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100	2,703,430
2,111,000	Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	2,246,984
2,025,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	2,048,348
5,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	4,438
335,000	Intel Corp., 3.10%, 2/15/60, Callable 8/15/59 @ 100	290,409
1,096,000	Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100	970,188
16,000	KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	16,596
925,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	870,167
2,110,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	2,214,177
75,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	77,235
303,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	360,063
627,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	555,710
1,249,000	NVIDIA Corp., 1.55%, 6/15/28, Callable 4/15/28 @ 100	1,149,229
685,000	QUALCOMM, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	767,719

		17,295,214

Software (1.0%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,354,859
1,171,000	Citrix Systems, Inc., 3.30%, 3/1/30, Callable 12/1/29 @ 100	1,157,758
3,721,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	3,557,667
3,274,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	2,996,312
120,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	118,427
1,072,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	1,004,699
1,560,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	1,434,891
3,040,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	2,740,125
591,000	Oracle Corp., 6.13%, 7/8/39	679,423
2,111,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	1,833,442
3,356,000	Oracle Corp., 5.38%, 7/15/40	3,553,947

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$374,000	salesforce.com, Inc., 3.05%, 7/15/61, Callable 1/15/61 @ 100	$329,265
1,499,000	ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	1,269,079
281,000	Vmware, Inc., 4.65%, 5/15/27, Callable 3/15/27 @ 100	294,112
427,000	Vmware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	432,120
361,000	Vmware, Inc., 1.80%, 8/15/28, Callable 6/15/28 @ 100	322,129
1,164,000	Vmware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	1,020,207
545,000	Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	545,678

		24,644,140

Specialty Retail (0.1%):
1,251,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	1,285,010
861,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	872,582
486,000	Lowe’s Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	417,151
294,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	304,614

		2,879,357

Technology Hardware, Storage & Peripherals (0.0%†):
98,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100	143,821
541,000	Dell International LLC/EMC Corp., 3.45%, 12/15/51, Callable 6/15/51 @ 100(a)	438,972
344,000	Hp, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100	307,964

		890,757

Telecommunications (0.0%†):
253,000	T Mobile USA, Inc., 2.70%, 3/15/32, Callable 12/15/31 @ 100(a)	230,186

Tobacco (0.5%):
415,000	Altria Group, Inc., 2.20%, 6/15/27, Callable 4/15/27 @ 100	458,089
1,320,000	Altria Group, Inc., 3.13%, 6/15/31, Callable 3/15/31 @ 100^	1,458,106
4,955,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	5,339,037
84,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	93,915
1,549,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	1,501,903
567,000	BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49 @ 100	519,273
1,411,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,440,151
1,732,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,765,692

		12,576,166

Utilities (0.0%†):
205,000	CenterPoint Ener Houston, 3.60%, 3/1/52, Callable 9/1/51 @ 100	204,767
254,000	Commonwealth Edison Co., 3.85%, 3/15/52, Callable 9/15/51 @ 100	262,445

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Utilities, continued
$243,000	Duke Energy Carolinas LLC, 3.55%, 3/15/52, Callable 9/15/51 @ 100	$240,947

		708,159

Wireless Telecommunication Services (0.6%):
11,257,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	11,334,155
77,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	77,300
131,000	T-Mobile USA, Inc., 3.40%, 10/15/52, Callable 4/15/52 @ 100(a)	111,732

		11,523,187

Total Corporate Bonds (Cost $691,686,245)		643,633,034

Foreign Bonds (2.1%):
Aerospace & Defense (0.0%†):
410,000	Airbus SE, 2.38%, 6/9/40, Callable 3/9/40 @ 100, MTN+(a)	461,590

Automobiles (0.0%†):
300,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	396,742

Banks (0.3%):
900,000	Banco de Sabadell SA, 1.12%(EUSA1+155bps), 3/11/27, Callable 3/11/26 @ 100+(a)	968,051
920,000	Barclays plc, 0.58%(EUSA1+126bps), 8/9/29, Callable 8/9/28 @ 100+(a)	924,966
2,000,000	BNP Paribas SA, 0.25%(EUR003M+70bps), 4/13/27, Callable 4/13/26 @ 100, MTN+(a)	2,087,758
800,000	BNP Paribas SA, 0.50%(EUR0003M+83bps), 1/19/30, Callable 1/19/29 @ 100, MTN+(a)	800,814
500,000	BPCE SA, 0.25%, 1/15/26+(a)	535,600
300,000	de Volksbank NV, 1.75%(EUSA5+2.1bps), 10/22/30, Callable 10/22/25 @ 100, MTN+(a)	326,437
300,000	Erste Group Bank AG, 1.62%(EUAMDB05+210bps), 9/8/31, Callable 6/8/26 @ 100+(a)	317,311
400,000	KBC Group NV, Series E, 1.13%, 1/25/24, MTN+(a)	447,770
440,000	Mizuho Financial Group, Inc., Series E, 0.52%, 6/10/24, MTN+(a)	484,955
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,098,354

		7,992,016

Beverages (0.1%):
180,000	Asahi Group Holdings, Ltd., 0.01%, 4/19/24, Callable 3/19/24 @ 100+(a)	195,987
360,000	Asahi Group Holdings, Ltd., 0.16%, 10/23/24, Callable 9/23/24 @ 100+(a)	390,470
600,000	Pernod Ricard SA, 0.37%, 10/24/23, Callable 9/24/23 @ 100+(a)	659,829

		1,246,286

Capital Markets (0.2%):
700,000	Deutsche Bank AG, 1.00%(EUR003M+1.6bps), 11/19/25, Callable 11/19/24 @ 100+(a)	758,782
1,200,000	Deutsche Bank AG, 1.88%, 2/23/28, Callable 2/23/27 @ 100, MTN+(a)	1,304,088

Principal Amount		Value
Foreign Bonds, continued
Capital Markets, continued
$670,000	SELP Finance Sarl, 0.88%, 5/27/29, Callable 2/27/29 @ 100+(a)	$659,847
1,170,000	UBS Group AG, 0.25%(EUSA1+55bps), 1/29/26, Callable 1/29/25 @ 100, MTN+(a)	1,255,309
240,000	UBS Group AG, 0.25%(EUSA1+0.77bps), 11/5/28, Callable 11/5/27 @ 100, MTN+(a)	243,932
1,140,000	Viterra Finance BV, 0.38%, 9/24/25, Callable 8/24/25 @ 100, MTN+(a)	1,183,932

		5,405,890

Chemicals (0.0%†):
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100, MTN+(a)	425,399

Diversified Financial Services (0.2%):
660,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	731,301
515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100, MTN^+(a)	534,692
490,000	BP Capital Markets BV, 1.47%, 9/21/41+(a)	464,386
825,000	BP Capital Matkets plc, 3.25%(EUSA5+388bps), Callable 3/22/26 @ 100+(a)	913,671
330,000	Enel Finance International NV, 0.80%, 6/17/24, Callable 5/17/24 @ 100, MTN^+(a)	358,591
600,000	PSA Banque France SA, 1.27%, 1/22/25, Callable 10/22/24 @ 100, MTN+(a)	640,530
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23, MTN+(a)	452,084

		4,095,255

Diversified Telecommunication Services (0.1%):
1,705,000	Telstra Corp., Ltd., Series E, 3.50%, 9/21/22, MTN+(a)	1,917,748
400,000	Verizon Communications, 1.13%, 9/19/35, Callable 6/19/35 @ 100+	399,394

		2,317,142

Electric Utilities (0.0%†):
470,000	National Grid Electricity Transmission, 0.19%, 1/20/25, Callable 10/20/24 @ 100+(a)	508,267

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	811,521

Equity Real Estate Investment Trusts (0.2%):
3,000,000	American Tower Corp., 0.45%, 1/15/27, Callable 11/15/26 @ 100+	3,114,548
200,000	Icade Sante SAS, 1.38%, 9/17/30, Callable 6/17/30 @ 100+(a)	209,105
1,500,000	Merlin Properties Socimi SA, 1.88%, 12/4/34, Callable 9/4/34 @ 100+(a)	1,412,248

		4,735,901

Food Products (0.0%†):
280,000	Mondelez International Holdings Netherlands BV, 1.25%, 9/9/41, Callable 6/9/41 @ 100+(a)	252,331

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Health Care Equipment & Supplies (0.0%†):
$200,000	DH Europe Finance II Sarl, 1.35%, 9/18/39, Callable 3/18/39 @ 100+	$197,927
320,000	Medtronic Global Holdings SCA, 1.38%, 10/15/40, Callable 4/15/40 @ 100+	313,845

		511,772

Health Care Providers & Services (0.0%†):
390,000	Fresenius Finance Ireland plc, 0.88%, 10/1/31, Callable 7/1/31 @ 100, MTN+(a)	380,898

IT Services (0.0%†):
100,000	Amadeus IT Group SA, 1.88%, 9/24/28, Callable 6/24/28 @ 100, MTN+(a)	110,865

Machinery (0.0%†):
400,000	KION Group AG, 1.63%, 9/24/25, Callable 6/24/25 @ 100, MTN+(a)	442,589

Media (0.1%):
870,000	Informa plc, 2.13%, 10/6/25, Callable 7/6/25 @ 100, MTN+(a)	973,111
610,000	SES SA, 2.00%, 7/2/28, Callable 4/2/28 @ 100+(a)	656,954
160,000	WPP Finance SA, 2.38%, 5/19/27, MTN+(a)	183,132

		1,813,197

Multi-Utilities (0.1%):
1,300,000	E.ON SE, -0.03%, 10/24/22, Callable 9/24/22 @ 100, MTN+(a)	1,438,185
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	459,514
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100, MTN+(a)	310,726
100,000	Suez SA, 1.62%(EUAMDB05+215.1bps), Callable 6/1/26 @ 100+(a)	104,664
100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100, MTN+(a)	99,680

		2,412,769

Oil, Gas & Consumable Fuels (0.2%):
330,000	Aker BP ASA, 1.13%, 5/12/29, Callable 2/12/29 @ 100, MTN+(a)	334,106
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	560,897
1,600,000	TotalEnergies SE, 1.62%(EUSA5+199.3bps), 12/31/99, Callable 10/25/27 @ 100, MTN+(a)	1,619,326
1,100,000	TotalEnergies SE, 1.75%(EUSA5+176.5bps), 12/31/99, Callable 4/4/24 @ 100, MTN+(a)	1,210,623

		3,724,952

Pharmaceuticals (0.1%):
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100, MTN+(a)	538,238
200,000	Merck KGaA, 1.62%(EUAMDB05+194.8bps), 6/25/79, Callable 9/18/24 @ 100+(a)	220,390
1,125,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	1,175,907

Principal Amount		Value
Foreign Bonds, continued
Pharmaceuticals, continued
$840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100^+(a)	$922,970

		2,857,505

Professional Services (0.0%†):
520,000	RELX Finance BV, 0.63%, 3/18/24, Callable 2/18/24 @ 100+(a)	568,130
220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	223,845

		791,975

Real Estate (0.0%†):
400,000	Vonovia Finance BV, 1.63%, 10/7/39, Callable 7/7/39 @ 100, MTN+(a)	370,728

Real Estate Management & Development (0.1%):
280,000	Kojamo Oyj, 0.88%, 5/28/29, Callable 2/28/29 @ 100, MTN+(a)	277,764
500,000	Vonovia Se, 1.38%, 1/28/26, Callable 11/28/25 @ 100, MTN+(a)	549,570

		827,334

Sovereign Bond (0.3%):
7,670,000	Mexico Government International Bond, 1.45%, 10/25/33, Callable 7/25/33 @ 100, MTN+	7,161,908
714,000	Mexico Government International Bond, 2.13%, 10/25/51, Callable 4/25/51 @ 100+	569,562

		7,731,470

Tobacco (0.0%†):
410,000	Imperial Brands Finance Netherlands BV, 1.75%, 3/18/33, Callable 12/18/32 @ 100, MTN+(a)	388,404

Trading Companies & Distributors (0.0%†):
490,000	Imcd NV, 2.13%, 3/31/27, Callable 12/31/26 @ 100+(a)	542,296

	Total Foreign Bonds (Cost $56,083,786)	51,555,094

Yankee Debt Obligations (5.1%):
Airlines (0.0%†):
274,968	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.30%, 7/15/31(a)	262,369

Automobiles (0.1%):
1,122,000	Nissan Motor Co., Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a)	1,113,411

Banking (0.0%†):
781,000	Deutsche Bank AG New York NY, 2.55%, 1/7/28, Callable 1/7/27 @ 100	722,837
200,000	Santander UK Group Holdings PLC, 2.47%, 1/11/28, Callable 1/11/27 @ 100	185,711

		908,548

Banks (1.5%):
278,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 6/6/24(a)	281,573
290,000	Banco Nacional de Panama, 2.50%, 8/11/30, Callable 5/11/30 @ 100(a)	256,288
2,800,000	Banco Santander SA, 2.71%, 6/27/24	2,769,547

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$916,000	Barclays plc, 2.67% (H15T1Y+120 bps), 3/10/32, Callable 3/10/31 @ 100	$818,437
2,084,000	BNP Paribas SA, 2.82% (US0003M+1 bps), 11/19/25, Callable 11/19/24 @ 100(a)	2,035,912
509,000	BNP Paribas SA, 2.59%, 1/20/28, Callable 1/20/27 @ 100(a)	479,077
751,000	BPCE SA, 2.70%, 10/1/29(a)	706,448
331,000	Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25 @ 100(a)	319,829
854,000	Danske Bank A/S, 3.88%, 9/12/23(a)	861,138
1,102,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,135,613
856,000	Danske Bank A/S, 3.24% (US0003M+159 bps), 12/20/25, Callable 12/20/24 @ 100(a)	843,336
681,000	Danske Bank A/S, 1.55%, 9/10/27, Callable 9/10/26 @ 100(a)	618,471
527,000	HSBC Holdings plc, 1.59% (SOFR+129 bps), 5/24/27, Callable 5/24/26 @ 100	481,370
1,355,000	HSBC Holdings plc, 2.25% (SOFR+110 bps), 11/22/27, Callable 11/22/26 @ 100	1,262,192
828,000	HSBC Holdings plc, 4.58% (US0003M+153 bps), 6/19/29, Callable 6/19/28 @ 100	851,514
278,000	HSBC Holdings plc, 2.21% (SOFR+129 bps), 8/17/29, Callable 8/17/28 @ 100	250,265
423,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	384,117
875,000	ING Groep NV, 4.63%, 1/6/26(a)	904,896
348,000	Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable 5/15/29 @ 100(a)	314,800
1,330,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	1,330,612
1,751,000	Lloyds Banking Group plc, 4.38%, 3/22/28	1,786,241
3,161,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	3,064,754
1,015,000	Mizuho Financial Group, Inc., 2.55% (US0003M+110 bps), 9/13/25, Callable 9/13/24 @ 100	995,796
2,005,000	Mizuho Financial Group, Inc., 1.98% (US0003M+127 bps), 9/8/31, Callable 9/8/30 @ 100	1,745,739
811,000	Mizuho Financial Group, Inc., 2.26% (H15T1Y+90 bps), 7/9/32, Callable 7/9/31 @ 100^	713,850
375,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	383,146
1,586,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	1,506,137
2,197,000	Standard Chartered PLC, 2.61%, 1/12/28, Callable 1/12/27 @ 100(a)	2,056,164
200,000	Sumitomo Mitsui Financial Group, Inc., 2.17%, 1/14/27^	188,506

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$1,518,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	$1,461,403
410,000	Toronto Dominion Bank The, 3.20%, 3/10/32	402,953
170,000	Uruguay Government International Bond, 5.10%, 6/18/50	201,025

		31,411,149

Beverages (0.1%):
260,000	Embotelladora Andina SA, 3.95%, 1/21/50, Callable 7/21/49 @ 100(a)	237,900
1,457,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	1,417,034

		1,654,934

Biotechnology (0.2%):
3,546,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	3,548,869

Capital Markets (0.5%):
1,701,000	Credit Suisse AG, 1.25%, 8/7/26	1,554,937
1,640,000	Deutsche Bank AG, 1.45% (SOFR+113 bps), 4/1/25, Callable 4/1/24 @ 100	1,565,016
206,000	Deutsche Bank AG, 4.10%, 1/13/26	208,191
1,921,000	Deutsche Bank AG, 1.69%, 3/19/26	1,797,975
2,000	Macquarie Group, Ltd., 4.65% (US0003M+173 bps), 3/27/29, Callable 3/27/28 @ 100(a)	2,043
958,000	Nomura Holdings, Inc., 2.68%, 7/16/30	871,056
475,000	Nomura Holdings, Inc., 2.61%, 7/14/31	427,068
815,000	Nomura Holdings, Inc., 3.00%, 1/22/32	750,905
650,000	SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable 3/17/31 @ 100(a)	616,028
1,888,000	UBS Group AG, 2.86% (US0003M+95 bps), 8/15/23, Callable 8/15/22 @ 100(a)	1,889,599

		9,682,818

Chemicals (0.0%†):
299,000	Orbia Advance Corp. SAB de CV, 1.88%, 5/11/26, Callable 4/11/26 @ 100(a)	280,359
255,000	Sociedad Quimica y Minera de Chile SA, 4.25%, 1/22/50, Callable 7/22/49 @ 100(a)	246,713

		527,072

Consumer Finance (0.2%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,680,325
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,405,304

		3,085,629

Diversified Financial Services (0.6%):
270,000	Banco Latinoamericano de Comercio Exterior SA, 2.38%, 9/14/25, Callable 8/15/25 @ 100(a)	261,816
1,331,000	GE Capital International Funding, 4.42%, 11/15/35	1,427,458

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services, continued
$55,000	nVent Finance Sarl, 2.75%, 11/ 15/31, Callable 8/15/31 @ 100	$49,330
1,077,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.15%, 5/1/27, Callable 3/1/27 @ 100(a)	1,043,497
4,280,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	4,412,162
372,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100(a)	361,345
1,164,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31, Callable 2/11/31 @ 100(a)	1,049,084
48,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, 11/30/51, Callable 5/30/51 @ 100(a)	40,551
1,040,000	ORIX Corp., 2.90%, 7/18/22	1,043,905
395,000	Shell International Finance BV, 2.38%, 11/7/29, Callable 8/7/29 @ 100	372,978

		10,062,126

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	387,302
250,000	Saudi Telecom Co., 3.89%, 5/13/29(a)	260,000

		647,302

Electric Utilities (0.0%†):
327,000	Kallpa Generacion SA, 4.13%, 8/16/27, Callable 5/16/27 @ 100(a)	324,962
230,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43(a)	248,682

		573,644

Equity Real Estate Investment Trusts (0.0%†):
272,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 7/18/29, Callable 4/18/29 @ 100(a)	273,360
269,000	Trust Fibra Uno, 5.25%, 12/15/24, Callable 9/15/24 @ 100(a)	277,070
253,000	Trust Fibra Uno, 6.39%, 1/15/50, Callable 7/15/49 @ 100^(a)	254,896

		805,326

Financial Services (0.0%†):
344,000	Eig Pearl Holdings Sarl, 4.39%, 11/30/46(a)	321,210
260,000	SURA Asset Management SA, 4.88%, 4/17/24(a)	262,925

		584,135

Food & Staples Retailing (0.0%†):
250,000	Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24 @ 100(a)	259,470

Food Products (0.0%†):
277,000	Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a)	258,057

Household Durables (0.0%†):
302,000	Consorcio Transmantaro SA, 4.70%, 4/16/34(a)	303,133

Principal Amount		Value
Yankee Debt Obligations, continued
Independent Power and Renewable Electricity Producers (0.0%†):
$280,000	Adani Electricity Mumbai, Ltd., 3.95%, 2/12/30(a)	$253,050
270,000	AES Panama Generation Holdings SRL, 4.38%, 5/31/30, Callable 2/28/30 @ 100(a)	255,825
210,000	Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @ 100(a)	194,414

		703,289

Industrial Services (0.0%†):
250,000	Raizen Fuels Finance SA, 5.30%, 1/20/27(a)	258,413

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	498,983
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	482,629
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,509,176
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	502,991

		2,993,779

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	318,897

Machinery (0.0%†):
670,000	Trane Technologies Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	672,779

Materials (0.0%†):
260,000	Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30, Callable 10/29/29 @ 100(a)	261,161
366,000	Equate Petrochemical BV, 4.25%, 11/3/26(a)	371,318
240,000	Fibria Overseas Finance, Ltd., 5.50%, 1/17/27	254,100
250,000	Inversiones CMPC SA, 4.38%, 4/4/27(a)	260,656
329,000	MEGlobal Canada ULC, 5.88%, 5/18/30(a)	366,424
540,000	Metalloinvest Finance DAC, 24.08%, 10/22/28, Callable 7/22/28 @ 100(a)	121,500
240,000	SABIC Capital II BV, 4.50%, 10/10/28(a)	256,474

		1,891,633

Metals & Mining (0.3%):
2,622,000	Anglo American Capital plc, 4.75%, 4/10/27(a)	2,715,406
365,000	Anglo American Capital plc, 4.00%, 9/11/27(a)	365,348
1,332,000	Anglo American Capital plc, 4.50%, 3/15/28, Callable 12/15/27 @ 100(a)	1,378,712
1,074,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100^(a)	985,078
290,000	Antofagasta plc, 2.38%, 10/14/30, Callable 7/14/30 @ 100(a)	256,021

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$260,000	Corp Nacional del Cobre de Chile, 3.75%, 1/15/31, Callable 10/15/30 @ 100^(a)	$260,000
260,000	Vale Overseas, Ltd., 3.75%, 7/8/30, Callable 4/8/30 @ 100	249,961
200,000	Vale Overseas, Ltd., 6.88%, 11/10/39	243,250

		6,453,776

Oil, Gas & Consumable Fuels (0.0%†):
342,000	Cenovus Energy, Inc., 3.75%, 2/15/52, Callable 8/15/51 @ 100	305,741
555,000	Ecopetrol SA, 4.13%, 1/16/25	545,981
230,000	Galaxy Pipeline Assets Bidco, Ltd., 2.94%, 9/30/40(a)	208,397
270,000	KazMunayGas National Co. JSC, 3.50%, 4/14/33, Callable 10/14/32 @ 100(a)	223,425
270,000	Pertamina Persero PT, 3.10%, 1/21/30, Callable 10/21/29 @ 100(a)	254,138
280,000	Pertamina Persero PT, 4.15%, 2/25/60, Callable 8/25/59 @ 100(a)	248,150
260,000	Petronas Capital, Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100(a)	264,881
230,000	Petronas Capital, Ltd., 4.55%, 4/21/50, Callable 10/21/49 @ 100(a)	259,888
275,000	Qatar Energy, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a)	253,118
269,000	Qatar Energy, 3.30%, 7/12/51, Callable 1/12/51 @ 100(a)	249,311
280,000	Saudi Arabian Oil Co., 2.25%, 11/24/30, Callable 8/24/30 @ 100(a)	256,200
290,000	Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable 5/24/50 @ 100(a)	248,313
290,000	Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable 5/24/70 @ 100(a)	246,138
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	382,936
250,000	Transportadora de Gas Internacional SA ESP, 5.55%, 11/1/28, Callable 8/1/28 @ 100(a)	259,063

		4,205,680

Paper & Forest Products (0.0%†):
240,000	Suzano Austria GmbH, 5.75%, 7/14/26(a)	256,906
270,000	Suzano Austria GmbH, 3.75%, 1/15/31, Callable 10/15/30 @ 100	254,209

		511,115

Pharmaceuticals (0.1%):
1,198,000	AstraZeneca plc, 1.38%, 8/6/30, Callable 5/6/30 @ 100	1,046,134

Real Estate (0.0%†):
250,000	MAF Sukuk, Ltd., 3.93%, 2/28/30, MTN(a)	249,375

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	251,296

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond (1.3%):
$200,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	$209,435
220,000	Chile Government International Bond, 2.45%, 1/31/31, Callable 10/31/30 @ 100	205,680
1,780,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100^	1,673,243
333,000	Chile Government International Bond, 2.55%, 7/27/33, Callable 4/27/33 @ 100	303,446
200,000	Chile Government International Bond, 3.86%, 6/21/47	195,051
1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	1,614,512
860,000	Colombia Government International Bond, 3.25%, 4/22/32, Callable 1/22/32 @ 100	721,000
200,000	Indonesia Government International Bond, 3.85%, 10/15/30^	209,499
270,000	Indonesia Government International Bond, 3.55%, 3/31/32, Callable 12/31/31 @ 100	277,437
236,000	Indonesia Government International Bond, 7.75%, 1/17/38(a)	324,509
200,000	Indonesia Government International Bond, 6.75%, 1/15/44(a)	265,744
200,000	Israel Government International Bond, 4.50%, 1/30/43	225,694
350,000	Kazakhstan Government International Bond, 4.88%, 10/14/44(a)	342,131
210,000	Mexico Government International Bond, 3.75%, 1/11/28	214,212
390,000	Mexico Government International Bond, 4.75%, 4/27/32, Callable 1/27/32 @ 100	414,187
210,000	Mexico Government International Bond, 4.60%, 2/10/48	200,600
370,000	Mexico Government International Bond, 5.75%, 10/12/10	376,753
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	606,671
2,175,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,305,500
884,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	863,005
2,295,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	2,246,231
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27(a)	210,750
438,000	Peruvian Government International Bond, 2.78%, 1/23/31, Callable 10/23/30 @ 100	412,626
55,000	Peruvian Government International Bond, 3.00%, 1/15/34, Callable 10/15/33 @ 100	50,193
230,000	Peruvian Government International Bond, 3.30%, 3/11/41, Callable 9/11/40 @ 100	207,165
230,000	Philippine Government International Bond, 1.65%, 6/10/31^	204,592

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$1,725,000	Philippine Government International Bond, 1.95%, 1/6/32	$1,558,355
210,000	Philippine Government International Bond, 3.70%, 2/2/42	202,930
689,000	Province of Manitoba, 3.05%, 5/14/24	695,823
200,000	Qatar Government International Bond, 4.00%, 3/14/29(a)	213,476
200,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	211,292
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	245,273
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,383,700
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	265,368
567,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100^	488,276
581,000	Republic of Indonesia, 4.10%, 4/24/28	615,876
2,840,000	Republic of Indonesia, 2.85%, 2/14/30	2,790,351
327,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	334,766
820,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	838,450
540,000	Republic of Panama, 4.50%, 5/15/47	537,300
1,180,000	Republic of Peru, 4.13%, 8/25/27	1,225,609
1,031,000	Republic of Peru, 5.63%, 11/18/50^	1,297,448
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,217,779
208,000	Romanian Government International Bond, 3.63%, 3/27/32(a)	196,430
420,000	Romanian Government International Bond, 4.00%, 2/14/51(a)	363,305
200,000	Russian Foreign Bond - Eurobond, 30.17%, 6/23/27(d)	46,000
200,000	Russian Foreign Bond - Eurobond, 6.05%, 6/23/47(d)	44,500
210,000	Saudi Government International Bond, 2.50%, 2/3/27(a)	207,824
212,000	Saudi Government International Bond, 2.75%, 2/3/32(a)	206,170
200,000	Saudi Government International Bond, 5.00%, 4/17/49(a)	227,605
236,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	226,555
1,297,623	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,407,921

		35,928,248

Transportation Infrastructure (0.0%†):
270,000	Adani Ports & Special Economic Zone, Ltd., 3.38%, 7/24/24(a)	266,178
256,000	DP World Crescent, Ltd., 3.75%, 1/30/30, Callable 10/30/29 @ 100(a)	255,376

		521,554

Utilities (0.0%†):
208,000	Interchile SA, 4.50%, 6/30/56, Callable 12/30/55 @ 100(a)	197,600
485,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a)	487,256

Principal Amount		Value
Yankee Debt Obligations, continued
Utilities, continued
$280,000	Saudi Electricity Global Sukuk Co. 5, 2.41%, 9/17/30(a)	$265,082

		949,938

Wireless Telecommunication Services (0.1%):
280,000	Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31 @ 100(a)	259,016
3,243,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	3,212,383
700,000	Rogers Communications, Inc., 4.55%, 3/15/52, Callable 9/15/51 @ 100(a)	698,146

		4,169,545

Total Yankee Debt Obligations (Cost $135,021,743)		126,813,443

Municipal Bonds (0.4%):
California (0.3%):
905,000	California State University Revenue, Series B, 2.72%, 11/1/52	758,055
600,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	886,926
2,550,000	City of San Francisco CA Public Utilities Commission Water Revenue, 2.83%, 11/1/41, Continuously Callable @100	2,226,838
1,240,000	Los Angeles Department of Water & Power Power System Revenue, 6.57%, 7/1/45	1,696,122
347,000	University of California Revenue, 4.77%, 5/15/15	377,102
50,000	University of California Revenue, 4.86%, 5/15/12	55,222

		6,000,265

Michigan (0.0%†):
801,000	University of Michigan Revenue, 3.50%, 4/1/52, Continuously Callable @100	814,184

New Jersey (0.0%†):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	739,956
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	263,795
165,000	New Jersey Turnpike Authority Revenue, Series B, 2.78%, 1/1/40, Continuously Callable @100	146,311

		1,150,062

New York (0.1%):
1,160,000	New York State Dormitory Authority Revenue, 5.00%, 2/15/31, Continuously Callable @100	1,332,794
1,045,000	New York State Dormitory Authority Revenue, 2.05%, 3/15/30	942,360
1,420,000	New York State Dormitory Authority Revenue, 2.15%, 3/15/31	1,280,357

		3,555,511

Texas (0.0%†):
710,000	City of Houston TX, GO, 3.96%, 3/1/47	758,330

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Municipal Bonds, continued
Texas, continued
$430,000	State of Texas, GO, Series B, 2.75%, 10/1/41, Continuously Callable @100	$385,009

		1,143,339

Total Municipal Bonds (Cost $13,292,815)		12,663,361

U.S. Government Agency Mortgages (30.2%):
Federal National Mortgage Association (19.3%)
79,582	2.50%, 9/1/27, Pool #AB6194	78,912
52,737	2.50%, 9/1/27, Pool #AP5205	52,552
19,702	2.50%, 2/1/28, Pool #AB8446	19,633
31,548	3.00%, 4/1/28, Pool #AT3121	31,955
48,170	2.50%, 4/1/28, Pool #AB8870	47,661
34,005	3.00%, 5/1/28, Pool #AT6033	34,445
134,819	2.50%, 8/1/28, Pool #AS0190	133,395
79,238	3.00%, 10/1/28, Pool #AU8774	80,262
154,412	3.50%, 10/1/28, Pool #AV0198	157,959
7,676	3.00%, 10/1/28, Pool #AQ4132	7,757
284,530	3.50%, 11/1/28, Pool #AV1360	291,076
8,453	3.00%, 11/1/28, Pool #AV0298	8,541
191,416	3.00%, 4/1/29, Pool #AW0937	195,702
169,354	3.00%, 5/1/29, Pool #AW2544	171,198
279,447	3.00%, 6/1/29, Pool #AS2676	285,711
66,032	3.00%, 7/1/29, Pool #AW1281	66,719
378,223	3.00%, 7/1/29, Pool #AW4229	382,326
72,460	3.50%, 9/1/29, Pool #AX0105	74,116
174,419	3.00%, 9/1/29, Pool #AS3220	178,329
564,724	3.00%, 9/1/29, Pool #AL6897	570,471
107,291	3.00%, 10/1/29, Pool #AS3594	108,454
22,485	3.50%, 10/1/29, Pool #AX2741	23,000
396,832	3.00%, 1/1/30, Pool #AL6144	405,707
2,605,000	2.91%, 1/15/30^(c)	2,117,943
14,024	2.50%, 2/1/30, Pool #AS4485	13,906
15,092	2.50%, 2/1/30, Pool #AS4488	15,030
51,972	2.50%, 2/1/30, Pool #BM3403	51,646
103,867	2.50%, 3/1/30, Pool #AS4688	102,778
81,369	3.00%, 3/1/30, Pool #AL6583	82,274
66,182	3.00%, 4/1/30, Pool #AL6584	66,744
42,668	2.50%, 4/1/30, Pool #AY3416	42,221
25,979	2.50%, 5/1/30, Pool #AY0828	25,703
39,176	3.00%, 5/1/30, Pool #AL6761	39,575
3,901,000	2.95%, 5/15/30(c)	3,138,624
208,998	3.00%, 6/1/30, Pool #AL9381	211,191
9,776	3.00%, 7/1/30, Pool #AZ2297	9,885
25,869	2.50%, 7/1/30, Pool #AZ2170	25,598
55,489	3.00%, 7/1/30, Pool #AL7139	55,959
69,979	3.00%, 7/1/30, Pool #AX9701	70,573
84,870	2.50%, 7/1/30, Pool #AS5403	84,202
13,886	3.00%, 7/1/30, Pool #AX9700	14,040
14,571	2.50%, 7/1/30, Pool #AS5405	14,542
97,210	3.00%, 8/1/30, Pool #AL7225	98,033
40,964	2.50%, 8/1/30, Pool #AS5548	40,641
89,782	2.50%, 8/1/30, Pool #AS5616	89,027
156,972	2.50%, 8/1/30, Pool #BM3552	155,362
67,711	3.00%, 8/1/30, Pool #AS5622	68,284
81,915	3.00%, 8/1/30, Pool #AL7227	83,728
15,025	3.00%, 8/1/30, Pool #AX3298	15,192
13,003	3.00%, 8/1/30, Pool #AZ7833	13,147
6,003	3.00%, 8/1/30, Pool #AZ8597	6,070
55,618	3.50%, 8/1/30, Pool #AS5708	56,943
71,205	3.00%, 8/1/30, Pool #AS5623	72,781
54,406	2.50%, 8/1/30, Pool #AS5614	53,835
29,878	3.00%, 9/1/30, Pool #AZ5719	30,210
71,353	3.00%, 9/1/30, Pool #AS5728	72,147
18,942	3.00%, 9/1/30, Pool #AL7320	19,147

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$58,295	3.00%, 9/1/30, Pool #AS5714	$58,790
50,940	2.50%, 9/1/30, Pool #AS5786	50,539
65,888	2.50%, 9/1/30, Pool #AS5872	65,196
56,111	2.50%, 11/1/30, Pool #AS6115	55,639
50,748	2.50%, 11/1/30, Pool #AS6116	50,647
8,465	2.50%, 11/1/30, Pool #AL7800	8,394
54,793	2.50%, 11/1/30, Pool #AS6142	54,361
64,746	2.50%, 11/1/30, Pool #AS6141	64,067
1,013,100	3.00%, 1/1/31, Pool #BM3537	1,023,093
84,645	2.50%, 3/1/31, Pool #BM1595	84,296
98,905	2.50%, 6/1/31, Pool #AS7320	97,866
163,668	2.50%, 7/1/31, Pool #AS7605	161,949
171,735	2.50%, 7/1/31, Pool #AS7617	169,936
22,226	4.00%, 8/1/31, Pool #AY4688	22,848
6,577	2.50%, 8/1/31, Pool #BC2777	6,508
39,446	4.00%, 8/1/31, Pool #AY4707	40,952
1,195,366	3.00%, 8/1/31, Pool #AL9376	1,206,245
108,913	3.00%, 9/1/31, Pool #AL9378	109,787
56,262	2.00%, 10/1/31, Pool #MA2774	54,715
1,349,140	2.50%, 10/1/31, Pool #BC4773	1,334,955
405,131	2.50%, 10/1/31, Pool #AS8208	400,878
282,030	2.50%, 10/1/31, Pool #AS8193	279,321
722,760	2.50%, 10/1/31, Pool #AS8195	715,124
214,262	2.50%, 10/1/31, Pool #AS8009	212,207
92,894	2.00%, 11/1/31, Pool #BC9040	90,343
216,163	2.50%, 11/1/31, Pool #BC2631	214,331
100,040	2.50%, 11/1/31, Pool #BC2629	98,989
133,367	2.50%, 11/1/31, Pool #BC2628	131,956
326,150	2.00%, 11/1/31, Pool #BM3054	317,192
236,391	2.50%, 11/1/31, Pool #AS8240	233,912
152,833	2.50%, 11/1/31, Pool #AS8241	151,368
118,875	2.50%, 11/1/31, Pool #AS8245	117,618
281,965	2.00%, 11/1/31, Pool #AS8251	274,213
17,199	2.00%, 11/1/31, Pool #AS8291	16,728
77,941	2.00%, 12/1/31, Pool #MA2845	75,800
13,255	3.00%, 2/1/32, Pool #BE5670	13,361
20,900	2.50%, 2/1/32, Pool #BM1036	20,724
312,605	3.00%, 3/1/32, Pool #AS9327	315,063
213,714	2.50%, 3/1/32, Pool #AS9317	211,816
371,444	2.50%, 3/1/32, Pool #AS9318	368,320
505,029	2.00%, 3/1/32, Pool #BM3061	491,127
412,288	2.50%, 3/1/32, Pool #AS9319	409,958
378,347	2.50%, 3/1/32, Pool #AS9321	374,328
233,107	2.50%, 3/1/32, Pool #AS9316	230,662
1,612,857	3.50%, 4/1/32, Pool #BM3503	1,657,087
1,164,373	3.50%, 5/1/32, Pool #BM1602	1,194,463
1,689,246	3.00%, 6/1/32, Pool #BM1791	1,707,833
491,871	2.50%, 8/1/32, Pool #BM3578	487,731
198,229	3.00%, 9/1/32, Pool #BM3240	200,248
63,989	3.50%, 11/1/32, Pool #BJ2054	65,749
40,175	3.50%, 1/1/33, Pool #BJ2096	41,217
65,738	5.50%, 1/1/33, Pool #676661	73,499
978,452	2.50%, 2/1/33, Pool #BM3793	968,127
46,143	5.50%, 5/1/33, Pool #555424	52,036
2,174,629	3.00%, 5/1/33, Pool #FM1880	2,196,702
58,479	4.00%, 9/1/33, Pool #BK7642	60,917
185,703	4.00%, 10/1/33, Pool #CA2527	190,086
190,666	4.00%, 11/1/33, Pool #CA2555	197,892
363,015	2.50%, 12/1/33, Pool #FM1680	360,975
3,430,000	Class A3 , Series 2022-M52.42%, 1/1/34	3,212,837
113,319	5.50%, 2/1/35, Pool #735989	124,690
338,216	5.00%, 2/1/35, Pool #735226	365,275
27,180	5.00%, 3/1/35, Pool #735288	29,891
10,697	6.00%, 4/1/35, Pool #735504	12,246

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$194,902	3.00%, 8/1/35, Pool #CA6876	$197,732
193,096	3.00%, 8/1/35, Pool #CA6849	194,620
52,575	5.00%, 9/1/35, Pool #889974	56,440
1,065,843	2.50%, 12/1/35, Pool #CA8387	1,056,652
1,189,384	2.50%, 12/1/35, Pool #CA8388	1,178,408
61,141	3.00%, 12/1/35, Pool #CA8391	61,737
118,322	3.00%, 12/1/35, Pool #CA8389	120,047
128,635	4.00%, 1/1/36, Pool #AB0686	137,150
10,962,000	1.50%, 4/25/36, TBA	10,384,782
260,237	5.50%, 9/1/36, Pool #995113	294,097
27,970	3.00%, 10/1/36, Pool #AL9227	27,430
91,882	3.00%, 11/1/36, Pool #AS8349	90,691
229,999	3.00%, 11/1/36, Pool #AS8348	227,015
296,608	3.00%, 12/1/36, Pool #AS8553	304,949
212,855	3.00%, 12/1/36, Pool #BE1896	212,106
2,118,000	2.50%, 4/25/37, TBA	2,092,518
28,584,000	2.00%, 4/25/37, TBA	27,753,278
12,143	5.50%, 2/1/38, Pool #961545	13,459
9,554	6.00%, 3/1/38, Pool #889529	11,337
51,350	5.50%, 5/1/38, Pool #889441	56,759
59,917	5.50%, 5/1/38, Pool #889692	66,911
27,240	6.00%, 5/1/38, Pool #889466	32,315
39,555	5.50%, 6/1/38, Pool #995018	44,264
11,343	5.50%, 9/1/38, Pool #889995	12,607
27,730	6.00%, 10/1/38, Pool #889983	32,070
153,317	5.50%, 1/1/39, Pool #AB0200	173,707
50,093	4.50%, 4/1/39, Pool #930922	53,535
65,795	4.50%, 5/1/39, Pool #AL1472	70,593
42,935	3.50%, 5/1/39, Pool #MA3660	43,584
633,368	5.00%, 6/1/39, Pool #AL7521	679,926
436,919	6.00%, 7/1/39, Pool #BF0056	477,146
27,456	5.50%, 10/1/39, Pool #AD0362	30,392
26,877	5.50%, 12/1/39, Pool #AD0571	29,926
180,563	3.50%, 12/1/39, Pool #MA3869	183,302
204,524	5.50%, 12/1/39, Pool #AC6680	227,162
2,881,634	4.50%, 1/1/40, Pool #AC8568	3,066,372
79,893	3.50%, 1/1/40, Pool #MA3891	81,102
137,653	3.50%, 2/1/40, Pool #MA3935	139,740
24,458	5.50%, 3/1/40, Pool #AL5304	27,428
21,504	4.50%, 4/1/40, Pool #AD4038	22,872
184,761	6.00%, 4/1/40, Pool #AL4141	211,505
35,147	6.50%, 5/1/40, Pool #AL1704	39,379
45,501	4.50%, 7/1/40, Pool #AD7127	48,211
36,734	4.50%, 7/1/40, Pool #AB1226	39,115
21,266	6.00%, 9/1/40, Pool #AE0823	23,990
2,680,000	Class CY , Series 2010-1364.00%, 12/25/40	2,763,145
21,402	4.00%, 1/1/41, Pool #AL7167	22,366
3,293,615	Class ZA , Series 2011-84.00%, 2/25/41	3,427,792
43,774	6.00%, 6/1/41, Pool #AL4142	49,545
282,826	5.00%, 7/1/41, Pool #AL7524	308,387
17,656	4.50%, 7/1/41, Pool #AB3314	18,699
30,416	4.50%, 9/1/41, Pool #AI8961	32,219
545,521	5.50%, 9/1/41, Pool #AL8430	608,730
15,684,473	1.50%, 11/1/41, Pool #FS0316	14,112,860
7,974,602	1.50%, 12/1/41, Pool #MA4500	7,261,804
150,773	3.50%, 1/1/42, Pool #AW8154	156,663
663,312	4.00%, 1/1/42, Pool #AB4307	699,758
633,757	2.00%, 2/1/42, Pool #MA4540	595,363
6,083,276	2.00%, 3/1/42, Pool #MA4570	5,714,735
934,310	2.00%, 3/1/42, Pool #MA4586	881,194
60,695	3.50%, 4/1/42, Pool #AO0777	60,883
24,467	3.50%, 4/1/42, Pool #AK7510	24,841
13,099	3.50%, 5/1/42, Pool #AO2881	13,318

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$130,614	4.00%, 5/1/42, Pool #AO2961	$135,727
36,394	4.00%, 5/1/42, Pool #A02114	37,802
10,225	3.50%, 6/1/42, Pool #AO3048	10,394
14,890	3.50%, 6/1/42, Pool #AK9225	15,138
30,670	3.50%, 7/1/42, Pool #AO9707	31,180
134,109	4.50%, 9/1/42, Pool #AL2482	143,407
810,206	4.50%, 1/1/43, Pool #AL8206	863,029
49,500	3.00%, 3/1/43, Pool #AR7568	50,013
61,509	3.00%, 3/1/43, Pool #AR7576	60,758
71,542	3.00%, 3/1/43, Pool #AR9218	70,654
74,243	3.00%, 4/1/43, Pool #AR8630	73,320
25,042	3.00%, 4/1/43, Pool #AT2037	25,301
698	3.50%, 4/1/43, Pool #CA1530	706
70,053	3.00%, 4/1/43, Pool #AT2043	69,197
95,809	3.00%, 4/1/43, Pool #AT2040	94,621
64,245	3.00%, 4/1/43, Pool #AB8923	63,445
57,909	3.00%, 4/1/43, Pool #AB8924	57,199
8,891	3.00%, 6/1/43, Pool #AB9564	8,968
565,138	5.00%, 12/1/43, Pool #AL7777	614,947
286,044	5.00%, 11/1/44, Pool #AL8878	318,319
678,541	3.50%, 2/1/45, Pool #FM5294	694,412
217,689	3.50%, 2/1/45, Pool #BM1100	221,791
159,681	5.00%, 6/1/45, Pool #BM3784	174,474
113,420	4.50%, 9/1/45, Pool #AL7936	122,783
3,039	4.50%, 11/1/45, Pool #AS6233	3,200
6,372,296	3.50%, 11/1/45, Pool #FM6411	6,487,040
63,715	4.50%, 11/1/45, Pool #AL9501	69,386
163,649	4.50%, 12/1/45, Pool #BM1756	172,673
15,748	3.00%, 6/1/46, Pool #AS7365	15,603
987,605	3.50%, 7/1/46, Pool #BA7748	1,019,823
384,224	4.50%, 7/1/46, Pool #BM3053	421,142
477,573	4.50%, 7/1/46, Pool #BM1920	518,322
20,792	3.00%, 8/1/46, Pool #AL9031	20,648
684,829	Class UF, Series 2016- 480.86% (US0001M+40bps), 8/25/46	686,291
1,132,617	3.00%, 9/1/46, Pool #BD1469	1,121,862
324,775	3.00%, 11/1/46, Pool #BD9644	323,920
118,176	3.00%, 11/1/46, Pool #BD9643	117,864
263,752	3.00%, 11/1/46, Pool #BD9645	262,555
245,052	3.50%, 12/1/46, Pool #BE2103	247,993
1,046,292	3.00%, 12/1/46, Pool #AS8486	1,036,353
379,131	3.50%, 2/1/47, Pool #BE1534	380,739
901,422	3.50%, 2/1/47, Pool #AL9920	912,212
73,382	3.50%, 3/1/47, Pool #BH0158	73,693
317,114	4.00%, 5/1/47, Pool #BH0398	328,917
183,092	3.50%, 5/1/47, Pool #BE9375	183,869
541,658	3.50%, 5/1/47, Pool #BD2417	543,925
431,697	3.50%, 5/1/47, Pool #BM1174	437,807
143,965	3.50%, 6/1/47, Pool #BH0567	144,568
264,470	4.00%, 7/1/47, Pool #BH3401	274,161
363,160	4.00%, 8/1/47, Pool #BM1619	376,572
25,456	4.00%, 9/1/47, Pool #MA3121	26,159
180,577	4.50%, 10/1/47, Pool #BM3052	190,152
757,041	3.50%, 11/1/47, Pool #MA3182	765,951
225,149	4.50%, 12/1/47, Pool #BH7067	236,966
458,085	3.50%, 1/1/48, Pool #MA3238	463,478
1,629,455	3.50%, 1/1/48, Pool #FM5293	1,642,113
349,419	3.50%, 2/1/48, Pool #BH9277	353,063
77,396	4.00%, 2/1/48, Pool #BJ9057	79,873
100,765	4.00%, 2/1/48, Pool #BJ9058	104,284
441,708	3.50%, 3/1/48, Pool #BJ4916	446,293
156,656	3.50%, 3/1/48, Pool #BK1958	158,281
235,069	3.50%, 3/1/48, Pool #BJ0648	237,518
180,050	4.50%, 4/1/48, Pool #BM3846	190,566
45,103	4.00%, 4/1/48, Pool # MA3333	46,137

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$271,877	3.50%, 4/1/48, Pool #FM5295	$280,749
4,497,387	4.50%, 4/1/48, Pool #FM7783	4,713,862
15,627	3.50%, 5/1/48, Pool #MA3356	15,790
2,480,886	4.50%, 5/1/48, Pool #CA1704	2,609,868
53,446	4.00%, 5/1/48, Pool #CA2708	54,674
208,288	5.00%, 6/1/48, Pool #CA2317	219,862
37,318	4.00%, 6/1/48, Pool # MA3384	38,173
15,023	4.50%, 7/1/48, Pool #BK4471	15,812
37,790	4.00%, 7/1/48, Pool #MA3415	38,657
92,641	4.50%, 7/1/48, Pool #BK6113	98,012
912,889	5.00%, 9/1/48, Pool #MA3472	963,180
185,031	5.00%, 10/1/48, Pool #BK7881	195,225
112,547	4.00%, 10/1/48, Pool #CA2469	115,144
77,466	5.00%, 10/1/48, Pool #MA3501	81,734
128,674	5.00%, 11/1/48, Pool #MA3527	135,763
10,255	3.50%, 11/1/48, Pool #FM1543	10,368
43,988	5.00%, 12/1/48, Pool #BN4404	46,227
1,491,747	4.00%, 1/1/49, Pool #FM5296	1,545,379
42,368	5.00%, 1/1/49, Pool #BN4430	44,525
128,262	5.00%, 1/1/49, Pool #BN3949	135,328
325,224	3.50%, 6/1/49, Pool #FM5315	328,704
1,031,666	4.00%, 9/1/49, Pool #FM3665	1,055,470
756,109	3.50%, 12/1/49, Pool #MA3210	765,006
491,599	4.00%, 3/1/50, Pool #CA5368	501,976
5,593,191	3.00%, 3/1/50, Pool #FM5290	5,541,910
415,857	4.00%, 5/1/50, Pool #FM7973	424,634
26,941,532	3.00%, 5/25/50, TBA	26,313,247
600,000	4.00%, 6/1/50, Pool #CA6106	613,078
2,058,154	3.00%, 8/1/50, Pool #FM5292	2,025,997
349,644	4.00%, 8/1/50, Pool #FM7703	357,660
425,989	2.00%, 9/1/50, Pool #BQ0697	396,391
339,134	2.00%, 11/1/50, Pool #BQ6334	315,448
473,362	2.00%, 12/1/50, Pool #FM5305	441,500
1,484,477	2.00%, 12/1/50, Pool #FM5176	1,383,687
17,981,205	3.50%, 1/1/51, Pool #FM7599	18,091,135
2,162,894	4.00%, 1/1/51, Pool #FM7031	2,211,167
972,333	2.00%, 3/1/51, Pool #BN8997	904,852
532,686	2.00%, 3/1/51, Pool #BN9004	495,848
4,333,310	4.00%, 3/1/51, Pool #FM7460	4,424,773
744,489	2.00%, 4/1/51, Pool #BR7241	692,031
920,695	2.00%, 4/1/51, Pool #BR7802	856,838
344,233	2.00%, 4/1/51, Pool #FS0599	321,040
6,972,923	3.00%, 6/1/51, Pool #CB0848	6,856,881
1,066,398	2.50%, 11/1/51, Pool #FS0026	1,022,974
2,532,466	2.00%, 11/1/51, Pool #CB2079	2,353,672
1,754,164	2.00%, 12/1/51, Pool #FS0212	1,634,208
342,960	2.00%, 12/1/51, Pool #FS0598	319,385
1,135,873	2.00%, 12/1/51, Pool #FM9925	1,057,138
747,466	2.00%, 12/1/51, Pool #FM9730	697,241
1,732,943	2.00%, 12/1/51, Pool #FS0211	1,614,021
3,232,852	2.50%, 1/1/52, Pool #FS0209	3,096,363
2,601,682	2.50%, 1/1/52, Pool #FS0208	2,497,877
1,563,479	2.00%, 1/1/52, Pool #CB2601	1,456,532
2,134,825	2.50%, 1/1/52, Pool #CB2620	2,051,274
1,376,518	2.00%, 1/1/52, Pool #FS0290	1,282,398
2,908,557	2.50%, 1/1/52, Pool #FS0378	2,793,428
2,104,977	2.00%, 1/1/52, Pool #FS0497	1,965,702
3,910,779	2.50%, 1/1/52, Pool #CB2622	3,754,767
1,222,194	2.50%, 1/1/52, Pool #CB2633	1,175,891
2,601,979	2.50%, 1/1/52, Pool #CB2621	2,496,138
1,940,961	2.50%, 1/1/52, Pool #FS0193	1,858,358
965,609	2.00%, 2/1/52, Pool #FS0646	897,611
2,193,026	2.50%, 2/1/52, Pool #CB2855	2,104,424
616,177	2.50%, 2/1/52, Pool #CB2854	592,050
427,452	2.50%, 2/1/52, Pool #CB2863	411,253

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$4,045,782	2.00%, 2/1/52, Pool #CB2838	$3,761,337
1,828,907	2.00%, 2/1/52, Pool #CB2837	1,700,117
803,773	2.00%, 2/1/52, Pool #CB2836	752,604
2,617,810	2.50%, 2/1/52, Pool #CB2856	2,511,238
316,049	3.00%, 3/1/52, Pool #CB3115	311,747
32,998,800	4.00%, 4/25/52, TBA	33,679,400
55,160,500	2.00%, 4/25/52, TBA	51,221,696
10,646,300	1.50%, 4/25/52, TBA	9,500,159
5,368,300	3.00%, 4/25/52, TBA	5,255,062
19,650,600	2.50%, 4/25/52, TBA	18,763,253
5,824,030	4.00%, 5/1/52, Pool #FS1133	5,955,689
11,118,000	4.00%, 5/25/52, TBA	11,306,051
43,003,000	2.00%, 5/25/52, TBA	39,844,967
22,630,000	2.50%, 5/25/52, TBA	21,564,799

		476,247,134

Government National Mortgage Association (5.7%)
10,050	4.50%, 9/15/33, Pool #615516	11,102
38,033	5.00%, 12/15/33, Pool #783571	42,789
11,715	6.50%, 8/20/38, Pool #4223	13,552
11,961	6.50%, 10/15/38, Pool #673213	13,097
6,610	6.50%, 11/20/38, Pool #4292	7,649
12,129	6.50%, 12/15/38, Pool #782510	13,284
130,144	5.00%, 1/15/39, Pool #782557	145,068
55,192	5.00%, 4/15/39, Pool #711939	62,131
80,195	5.00%, 4/15/39, Pool #782619	89,553
8,173	4.00%, 4/20/39, Pool #4422	8,481
7,645	5.00%, 6/15/39, Pool #782696	8,536
26,248	4.00%, 7/20/39, Pool #4494	27,238
46,878	5.00%, 10/20/39, Pool #4559	52,716
5,146	4.50%, 12/20/39, Pool #G24598	5,495
13,044	4.50%, 1/15/40, Pool #728627	14,419
6,270	4.50%, 1/20/40, Pool #4617	6,695
5,145	4.50%, 2/20/40, Pool #G24636	5,608
39,658	5.00%, 5/15/40, Pool #782958	44,592
331	4.50%, 5/20/40, Pool #G24696	353
24,982	5.00%, 6/15/40, Pool #697862	28,563
251,669	4.50%, 7/15/40, Pool #733795	278,085
32,283	4.50%, 7/15/40, Pool #745793	35,171
12,759	4.50%, 7/20/40, Pool #4746	13,624
23,716	4.50%, 8/20/40, Pool #4771	25,321
14,866	4.50%, 9/20/40, Pool #748948	15,814
6,984	4.00%, 9/20/40, Pool #G24800	7,305
50,642	4.50%, 10/15/40, Pool #783609	55,567
184,236	4.00%, 10/20/40, Pool #G24833	192,724
23,511	4.50%, 10/20/40, Pool #4834	25,105
344,038	4.00%, 11/20/40, Pool #4853	366,045
167,235	4.00%, 12/20/40, Pool #G24882	174,935
86,491	4.00%, 1/15/41, Pool #759138	90,958
151,572	4.00%, 1/20/41, Pool #4922	158,553
16,028	4.50%, 2/15/41, Pool #738019	17,646
2,619	4.00%, 2/20/41, Pool #4945	2,740
586,373	4.00%, 2/20/41, Pool #742887	610,394
49,082	4.00%, 3/15/41, Pool #762838	51,623
3,873	5.00%, 4/20/41, Pool #5018	4,356
60,102	4.50%, 6/20/41, Pool #783590	62,187
8,405	5.00%, 6/20/41, Pool #5083	9,449
128,018	4.00%, 7/20/41, Pool #742895	133,822
4,500	5.00%, 7/20/41, Pool #5116	5,060
142,067	4.50%, 7/20/41, Pool #5115	156,203
23,136	4.50%, 7/20/41, Pool #754367	24,330
42,154	4.50%, 7/20/41, Pool #783584	43,616
42,982	4.50%, 11/15/41, Pool #783610	47,522
112,726	3.50%, 1/15/42, Pool #553461	116,768
167,879	4.00%, 4/20/42, Pool #MA0023	175,615
72,773	5.00%, 7/20/42, Pool #MA0223	81,836

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$175,918	3.50%, 4/15/43, Pool #AD2334	$186,622
318,790	3.50%, 4/20/43, Pool #MA0934	331,965
180,331	3.50%, 5/20/43, Pool #MA1012	187,781
15,534	4.00%, 7/20/43, Pool #MA1158	16,250
632,184	4.50%, 6/20/44, Pool #MA1997	678,640
14,968	4.00%, 8/20/44, Pool #AI4167	15,659
1,653	4.00%, 8/20/44, Pool #AI4166	1,691
11,966	4.00%, 8/20/44, Pool #AJ4687	12,523
11,927	4.00%, 8/20/44, Pool #AJ2723	12,479
511,387	4.00%, 8/20/44, Pool #MA2149	534,858
24,514	3.00%, 12/20/44, Pool #MA2444	24,610
290,405	5.00%, 12/20/44, Pool #MA2448	326,609
287,226	3.00%, 2/15/45, Pool #784439	283,786
1,317,574	3.50%, 5/20/45, Pool #MA2826	1,346,601
182,074	5.00%, 12/20/45, Pool #MA3313	204,843
6,697,655	3.50%, 3/20/46, Pool #MA3521	6,831,434
1,283,818	3.50%, 5/20/46, Pool #MA3663	1,309,435
430,727	3.50%, 7/20/46, Pool #MA3803	439,315
1,749,070	3.50%, 9/20/46, Pool #MA3937	1,783,950
10,236	4.00%, 10/20/46, Pool #AQ0542	10,669
71,597	3.50%, 10/20/46, Pool #AX4341	75,071
82,986	3.50%, 10/20/46, Pool #AX4342	85,684
164,332	3.50%, 10/20/46, Pool #AX4344	169,875
59,441	3.50%, 10/20/46, Pool #AX4343	61,453
103,884	3.50%, 10/20/46, Pool #AX4345	108,252
93,797	4.50%, 3/15/47, Pool #AZ8560	104,363
99,491	4.50%, 4/15/47, Pool #AZ8597	110,824
123,799	4.50%, 4/15/47, Pool #AZ8596	134,254
70,180	4.50%, 5/15/47, Pool #BA7888	76,123
1,683,469	4.00%, 6/20/47, Pool #MA4511	1,737,302
19,285	4.00%, 9/15/47, Pool #BC5919	20,106
19,913	4.00%, 10/15/47, Pool #BD3187	20,622
21,942	4.00%, 10/15/47, Pool #BE1031	22,870
18,359	4.00%, 11/15/47, Pool #BE1030	19,142
1,338,053	4.00%, 11/20/47, Pool #MA4838	1,380,842
23,544	4.00%, 12/15/47, Pool #BE4664	24,534
647,068	4.00%, 12/20/47, Pool #MA4901	667,761
24,663	4.00%, 1/15/48, Pool #BE0143	25,703
20,047	4.00%, 1/15/48, Pool #BE0204	20,655
310,044	4.50%, 9/20/48, Pool #BD0560	322,119
571,180	4.50%, 3/20/49, Pool #MA5818	591,179
24,227	4.50%, 4/20/49, Pool #MA5877	25,075
258,460	4.50%, 5/20/49, Pool #MA5932	267,509
737,727	3.00%, 4/20/50, Pool #MA6599	731,232
467,752	4.50%, 4/20/50, Pool #MA6602	484,248
94,026	3.00%, 5/20/50, Pool #MA6656	93,323
346,385	4.00%, 5/20/50, Pool #MA6658	353,698
6,763,908	2.00%, 8/20/50, Pool #MA6818	6,444,121
1,678,285	3.00%, 10/20/50, Pool #MA6932	1,665,513
4,553,378	2.00%, 11/20/50, Pool #MA6994	4,350,777
1,521,863	3.00%, 1/20/51, Pool #MA7137	1,507,541
6,707,769	2.50%, 10/20/51, Pool #MA7649	6,516,503
12,575,557	2.50%, 12/20/51, Pool #MA7767	12,216,815
28,540,800	2.00%, 4/20/52, TBA	27,144,976
12,384,000	3.00%, 4/20/52, TBA	12,246,615
8,501,797	3.50%, 4/20/52, TBA	8,553,605
1,624,000	4.00%, 4/20/52, TBA	1,655,719
15,812,000	2.50%, 4/20/52, TBA	15,335,169
2,078,000	4.50%, 4/20/52, TBA	2,146,509
1,281,000	4.00%, 5/15/52, TBA	1,301,116
73,000	2.00%, 5/20/52, TBA	69,339
4,227,000	2.50%, 5/20/52, TBA	4,090,778
10,858,000	3.00%, 5/20/52, TBA	10,709,551

		141,811,481

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation (5.0%)
$3,524,797	Class A2 , Series KC023.37%, 7/25/25, Callable 7/25/25 @ 100.00	$3,538,932
103,954	3.00%, 9/1/27, Pool #U70060	104,749
60,607	3.00%, 7/1/28, Pool #U79018	61,097
591,000	2.87%, 9/15/29(c)	485,490
4,510,000	Class XFX , Series KL061.36%, 12/25/29	354,080
24,188	3.00%, 1/1/30, Pool #V60696	24,400
30,595	3.00%, 1/1/30, Pool #V60724	30,860
51,306	2.50%, 3/1/30, Pool #V60770	50,928
130,705	2.50%, 5/1/30, Pool #J31728	129,907
81,153	2.50%, 5/1/30, Pool #V60796	80,391
56,278	2.50%, 5/1/30, Pool #J31418	56,106
108,726	3.00%, 5/1/30, Pool #J31689	109,945
211,711	3.00%, 6/1/30, Pool #V60840	213,531
4,767	2.50%, 7/1/30, Pool #J32491	4,738
18,563	2.50%, 7/1/30, Pool #J32209	18,506
102,858	3.00%, 7/1/30, Pool #G15520	105,158
14,164	3.00%, 7/1/30, Pool #J32181	14,323
19,626	2.50%, 7/1/30, Pool #J32204	19,506
5,461	2.50%, 7/1/30, Pool #V60905	5,410
13,813	3.00%, 8/1/30, Pool #J32436	14,122
22,973	3.00%, 8/1/30, Pool #V60909	23,171
90,077	2.50%, 8/1/30, Pool #V60886	89,514
76,905	2.50%, 8/1/30, Pool #V60902	76,424
217,071	2.50%, 9/1/30, Pool #V60904	215,034
71,822	2.50%, 9/1/30, Pool #V60903	71,568
7,242,388	Class X1 , Series K1211.03%, 10/25/30, Callable 7/25/30 @ 100.00	503,708
190,000	6.75%, 3/15/31^	252,360
197,000	2.97%, 3/15/31(c)	155,140
377,002	2.50%, 4/1/31, Pool #G16186	374,131
5,105,000	Class A2 , Series K1422.40%, 3/25/32	4,877,864
7,706	3.00%, 10/1/32, Pool #J37706	7,791
9,934	3.00%, 11/1/32, Pool #J37835	10,044
7,610	3.00%, 12/1/32, Pool #J38060	7,694
2,569,853	2.50%, 4/1/33, Pool #ZS8087	2,554,475
120,075	3.50%, 1/1/34, Pool #ZS9068	124,583
75,358	5.50%, 2/1/35, Pool #G04692	85,523
458,067	3.50%, 5/1/35, Pool #SC0063	463,451
51,583	3.00%, 9/1/37, Pool #ZA2471	51,195
1,058,840	3.00%, 6/1/38, Pool #SC0111	1,054,032
120,803	6.00%, 4/1/39, Pool #G07613	141,907
16,690	4.50%, 12/1/39, Pool #A90196	17,844
564,456	3.50%, 1/1/40, Pool #RB5028	572,527
68,924	3.50%, 2/1/40, Pool #RB5034	69,911
17,002	4.50%, 7/1/40, Pool #A93010	18,102
18,046	4.00%, 8/1/40, Pool #A93534	18,728
357,191	4.50%, 9/1/40, Pool #A93700	379,632
127,959	4.00%, 9/1/40, Pool #A93851	136,083
27,715	4.00%, 10/1/40, Pool #A95923	29,172
17,569	4.00%, 11/1/40, Pool #A94977	18,488
19,959	4.00%, 11/1/40, Pool #A95144	21,003
16,971	4.00%, 11/1/40, Pool #A94779	17,870
1,150	4.00%, 4/1/41, Pool #Q00093	1,195
47,560	4.50%, 5/1/41, Pool #Q00959	50,376
40,760	4.50%, 5/1/41, Pool #Q00804	43,169
265,773	Class FL , Series 42480.85%(US0001M+45bps), 5/15/41	266,508
297,856	5.50%, 6/1/41, Pool #G07553	327,903
22,849	4.00%, 10/1/41, Pool #Q03841	23,801
59,922	5.00%, 10/1/41, Pool #G07642	64,550
29,329	4.00%, 10/1/41, Pool #Q04022	30,551

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$385,552	2.00%, 2/1/42, Pool #RB5145	$363,633
758,548	2.00%, 3/1/42, Pool #RB5148	706,195
155,602	3.50%, 4/1/42, Pool #C03811	157,859
133,657	3.50%, 4/1/42, Pool #Q07417	135,585
397,859	2.00%, 4/1/42, Pool #RB5153	375,241
13,303	3.50%, 5/1/42, Pool #Q08239	13,507
4,714	3.50%, 5/1/42, Pool #Q08306	4,786
20,140	3.50%, 8/1/42, Pool #Q12162	20,495
128,695	3.50%, 8/1/42, Pool #G07106	130,957
7,308	3.50%, 10/1/42, Pool #Q11909	7,437
186,343	3.00%, 1/1/43, Pool #Q14866	187,778
141,777	3.00%, 3/1/43, Pool #Q16673	140,947
87,530	3.00%, 3/1/43, Pool #Q16403	87,020
87,475	3.50%, 6/1/43, Pool #Q18718	89,637
132,973	3.50%, 7/1/43, Pool #Q20206	135,728
56,044	4.00%, 9/1/43, Pool #Q21579	58,812
115,510	4.50%, 12/1/43, Pool #G60018	120,959
174,680	4.50%, 12/1/43, Pool #Q23779	183,327
13,692	3.50%, 1/1/44, Pool #Q24368	13,973
995,493	Class XZ , Series 43164.50%, 3/15/44	1,086,716
631,626	3.50%, 4/1/44, Pool #G07848	644,643
61,835	4.00%, 4/1/44, Pool #Q25643	64,776
1,095,985	Class ZX , Series 43524.00%, 4/15/44	1,129,304
16,884	3.50%, 5/1/44, Pool #Q26218	17,206
2,039,663	3.00%, 6/1/44, Pool #SD0498	2,046,052
76,281	3.50%, 6/1/44, Pool #Q28764	77,391
13,951	3.50%, 7/1/44, Pool #Q27319	14,215
62,836	4.00%, 7/1/44, Pool #G60901	65,398
22,269	3.50%, 9/1/44, Pool #Q28604	22,691
2,166,857	3.50%, 9/1/44, Pool #SD0481	2,229,050
2,113,623	4.00%, 1/1/45, Pool #SD0478	2,213,223
2,420,389	4.00%, 1/1/45, Pool #SD0490	2,518,764
20,227	4.00%, 2/1/45, Pool #Q31338	21,177
7,221	4.00%, 2/1/45, Pool #Q31128	7,557
17,640	3.50%, 9/1/45, Pool #Q36302	18,210
3,179,372	4.00%, 9/1/45, Pool #SD0507	3,317,988
20,549	4.00%, 12/1/45, Pool #Q37957	21,512
24,291	4.00%, 12/1/45, Pool #Q37955	25,442
1,439,235	3.50%, 3/1/46, Pool #SD0485	1,472,423
464,456	Class FB , Series 46060.90%(US0001M+50bps), 8/15/46	469,088
685,904	3.00%, 9/1/46, Pool #Q42979	679,407
278,708	3.50%, 9/1/46, Pool #SD0486	283,653
261,209	3.00%, 9/1/46, Pool #G60718	258,721
886,671	3.00%, 12/1/46, Pool #V82781	873,311
266,960	3.00%, 12/1/46, Pool #Q45064	264,419
150,264	3.00%, 12/1/46, Pool #Q45080	150,795
76,122	3.00%, 12/1/46, Pool #Q45083	76,058
735,496	3.00%, 2/1/47, Pool #SD0496	729,188
446,226	3.50%, 3/1/47, Pool #G60968	476,008
1,040,407	4.50%, 7/1/47, Pool #G61047	1,099,468
781,806	4.00%, 7/1/47, Pool #SD0504	815,572
400,587	3.50%, 10/1/47, Pool #G61178	405,505
513,149	3.50%, 12/1/47, Pool #G61208	519,460
105,828	3.50%, 1/1/48, Pool #Q53648	107,588
69,822	3.50%, 1/1/48, Pool #Q53630	70,681
463,277	3.50%, 1/1/48, Pool #ZS4751	468,628
460,743	3.50%, 2/1/48, Pool #ZT1353	466,959
708,584	4.00%, 4/1/48, Pool #SD0489	752,475
3,364,513	4.00%, 8/1/48, Pool #SD0492	3,512,680
1,170,489	4.50%, 8/1/48, Pool #G67715	1,251,249
2,720,726	4.00%, 5/1/49, Pool #SD0488	2,794,200

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$32,470	3.00%, 7/1/50, Pool #QB1486	$32,331
13,897	3.00%, 7/1/50, Pool #QB1488	13,838
13,668	3.00%, 7/1/50, Pool #QB1158	13,724
118,736	3.00%, 7/1/50, Pool #QB1479	117,832
98,717	3.00%, 8/1/50, Pool #QB2339	98,295
945,092	3.00%, 8/1/50, Pool #RA3282	932,812
950,531	3.00%, 8/1/50, Pool #RA3313	934,123
306,346	2.00%, 8/1/50, Pool #QB2296	285,580
684,030	2.00%, 11/1/50, Pool #SD7528	638,090
1,215,867	3.00%, 12/1/50, Pool #SD0519	1,204,669
1,057,395	4.00%, 12/1/50, Pool #SD0520	1,105,729
1,144,048	2.50%, 2/1/51, Pool #SD7534	1,099,178
1,204,299	2.00%, 5/1/51, Pool #SD7541	1,121,064
9,468,889	2.50%, 5/1/51, Pool #RA5077	9,081,821
3,926,841	2.00%, 7/1/51, Pool #SD0716	3,654,920
1,112,430	2.00%, 9/1/51, Pool #SD0732	1,036,396
840,836	2.00%, 9/1/51, Pool #SD0730	783,585
3,685,636	2.00%, 10/1/51, Pool #RA6071	3,425,522
8,260,629	2.50%, 11/1/51, Pool #SD7548	7,934,018
1,150,004	2.00%, 12/1/51, Pool #SD0785	1,071,718
1,203,003	2.00%, 12/1/51, Pool #SD0786	1,120,730
220,408	2.00%, 12/1/51, Pool #SD0789	205,819
444,590	2.00%, 12/1/51, Pool #SD0783	414,704
4,988,657	2.50%, 12/1/51, Pool #RA6388	4,789,670
2,824,299	2.00%, 1/1/52, Pool #SD0892	2,631,191
12,565,332	2.50%, 1/1/52, Pool #SD7552	12,048,360
8,824,698	2.00%, 1/1/52, Pool #SD7549	8,229,881
2,114,657	2.00%, 1/1/52, Pool #SD0894	1,968,147
1,451,451	2.00%, 2/1/52, Pool #RA6768	1,354,390

		122,490,065

Federal Home Loan Bank (0.2%)
4,080,000	3.56%, 5/16/33	4,404,882

Total U.S. Government Agency Mortgages (Cost $760,643,245)		744,953,562

U.S. Treasury Obligations (25.3%):
U.S. Treasury Bills (1.1%)
26,440,000	0.14%, 4/28/22(c)	26,437,224

U.S. Treasury Bonds (12.3%)
2,480,000	5.38%, 2/15/31	3,081,400
14,025,000	4.75%, 2/15/37	18,285,094
10,000,000	5.00%, 5/15/37^	13,371,875
12,855,000	1.13%, 8/15/40	10,091,175
35,585,000	1.88%, 2/15/41	31,726,252
32,330,000	1.75%, 8/15/41	28,061,430
29,385,000	3.13%, 11/15/41	31,722,026
17,020,000	2.00%, 11/15/41	15,424,375
5,060,000	2.38%, 2/15/42^	4,886,063
7,022,500	3.63%, 8/15/43	8,158,170
1,205,000	3.13%, 8/15/44	1,304,036
15,000	2.50%, 2/15/45	14,639
955,000	3.00%, 5/15/45	1,016,478
1,770,000	2.88%, 8/15/45	1,848,544
12,235,000	3.00%, 11/15/45	13,076,156
22,700,000	2.25%, 8/15/46	21,270,609
6,855,000	2.88%, 11/15/46	7,223,456
6,493,000	3.00%, 2/15/47	7,002,295
3,105,000	2.75%, 11/15/47	3,224,348
5,645,000	3.00%, 2/15/48	6,155,696
30,570,000	3.13%, 5/15/48	34,161,975
4,055,000	3.38%, 11/15/48^	4,753,220
8,700,000	3.00%, 2/15/49	9,572,719
125,000	2.88%, 5/15/49	134,531

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$10,975,000	1.25%, 5/15/50	$8,207,242
8,590,000	1.38%, 8/15/50	6,629,064
11,849,000	1.63%, 11/15/50	9,734,694
1,102,000	1.88%, 11/15/51	966,488
2,420,000	2.25%, 2/15/52	2,319,797

		303,423,847

U.S. Treasury Inflation Index Notes (1.3%)
32,592,150	0.13%, 4/15/22	32,712,957

U.S. Treasury Notes (10.6%)
1,700,000	1.50%, 11/30/24	1,657,500
5,615,000	1.75%, 12/31/24	5,507,087
3,403,000	1.13%, 1/15/25	3,280,705
1,140,000	1.38%, 1/31/25	1,105,978
20,065,000	1.13%, 2/28/25	19,306,292
17,570,000	1.75%, 3/15/25	17,218,600
3,164,000	0.50%, 3/31/25	2,984,048
16,246,000	0.38%, 4/30/25	15,230,625
13,710,000	0.25%, 5/31/25	12,776,006
890,000	3.00%, 10/31/25	904,741
1,550,000	2.88%, 11/30/25	1,569,617
7,810,000	0.38%, 12/31/25	7,219,369
4,310,000	0.50%, 2/28/26	3,989,444
2,435,000	2.38%, 4/30/26	2,423,586
1,520,000	2.13%, 5/31/26	1,498,150
2,407,000	1.88%, 6/30/26	2,348,705
14,160,000	0.63%, 7/31/26	13,082,512
2,430,000	1.88%, 7/31/26	2,370,769
32,048,000	0.75%, 8/31/26	29,744,550
27,628,000	1.25%, 12/31/26	26,138,678
5,040,000	1.50%, 1/31/27^	4,823,437
9,485,000	2.50%, 3/31/27	9,520,569
10,580,000	0.38%, 7/31/27	9,497,203
3,345,000	0.50%, 8/31/27	3,016,772
4,620,000	0.38%, 9/30/27	4,129,125
5,455,000	1.25%, 6/30/28	5,079,969
1,005,000	1.00%, 7/31/28	920,517
3,458,000	2.88%, 8/15/28	3,546,611
8,595,000	1.38%, 12/31/28^	8,041,697
8,247,000	1.75%, 1/31/29	7,906,811
19,356,000	1.88%, 2/28/29^	18,705,759
255,000	2.38%, 5/15/29	254,562
11,880,000	0.63%, 5/15/30	10,361,588
6,045,000	0.63%, 8/15/30	5,255,372

		261,416,954

Total U.S. Treasury Obligations (Cost $651,705,106)		623,990,982

Principal Amount		Value
Certificates of Deposit (8.7%):
$27,100,000	Bank of Nova Scotia, 0.25%, 5/31/22	$27,079,052
26,945,000	Canadian Imperial Holding, 0.25%, 5/18/22	26,932,039
26,940,000	Credit Suisse AG, 0.30%, 6/1/22	26,920,819
26,335,000	MUFG Bank, Ltd. NY, 0.56%, 1/27/23	26,249,148
25,800,000	Nordea Bank Abp New York, 0.21%, 6/17/22	25,766,150
27,100,000	Royal Bank of Canada NY, 0.25%, 6/1/22	27,078,401
27,100,000	Skandinav Enskilda BK NY, 0.25%, 5/31/22	27,079,052
26,960,000	Svenska Handelsbanken, 0.26%, 5/24/22	26,943,285

Total Certificates of Deposit (Cost $214,280,189)		214,047,946

Commercial Paper (7.3%):
Banking (2.0%):
24,535,000	Macquarie Bank, Ltd., 0.79%, 6/7/22(c)	24,498,541
24,520,000	Toronto Dominion Holdings, 0.85%, 6/29/22(c)	24,467,773

		48,966,314

Banks (1.5%):
14,750,000	Australia New Zealand Banking Group, 0.77%, 5/26/22(c)	14,732,315
21,250,000	DBS Bank, Ltd., 0.80%, 6/1/22(c)	21,220,866

		35,953,181

National (2.8%):
25,550,000	Caisse DES Depots Et Consignations, 0.37%, 4/12/22(c)	25,546,883
18,530,000	Fms Wertmanagement, 0.35%, 4/13/22(c)	18,527,665
25,445,000	Kreditanstalt Fur Wiederaufbau, 0.50%, 4/19/22(c)	25,438,257

		69,512,805

Oil & Gas (1.0%):
25,915,000	BP Capital Markets PLC, 0.65%, 4/21/22(c)	25,905,152

Total Commercial Paper (Cost $180,342,126)		180,337,452

Short-Term Security Held as Collateral for Securities on Loan (2.8%):
69,407,662	BlackRock Liquidity FedFund, Institutional Class , 0.03%(c)(e)	69,407,662

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $69,407,662)		69,407,662

Shares		Value
Unaffiliated Investment Company (1.0%):

Money Markets (1.0%):
24,219,794	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(c)	24,219,794

Total Unaffiliated Investment Company (Cost $24,219,794)		24,219,794

Total Investment Securities (Cost $3,059,105,421) - 119.3%		$2,947,193,288
Net other assets (liabilities) - (19.3)%		(476,890,437)

Net Assets - 100.0%		$2,470,302,851

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2022.

EUR003M	-	3 Month EUR LIBOR
EUSA1	-	Euro 1 Year Swap Rate
EUSA5	-	Euro 5 Year Swap Rate
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $67,254,423.
+	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2022.

(c)	The rate represents the effective yield at March 31, 2022.
(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.00% of the net assets of the fund.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2022:

(Unaudited)

Country	Percentage
Australia	1 .4%
Austria	—%†
Belgium	—%†
Brazil	—%†
Canada	3 .8%
Cayman Islands	1 .1%
Chile	0 .2%
China	—%†
Colombia	0 .3%
Denmark	0 .1%
Finland	0 .9%
France	1 .3%
Germany	1 .9%
India	—%†
Indonesia	0 .2%
Ireland	0 .2%
Israel	—%†
Italy	—%†
Japan	1 .4%
Kazakstan	—%†
Kuwait	—%†
Luxembourg	0 .1%
Malaysia	—%†
Mexico	0 .4%
Netherlands	0 .5%
Norway	—%†
Panama	0 .2%
Peru	0 .2%
Philippines	0 .2%
Qatar	—%†
Republic of Korea (South)	0 .1%
Romania	—%†
Russian Federation	—%†
Saudi Arabia	0 .1%
Singapore	0 .7%
South Africa	—%†
Spain	0 .2%
Sweden	1 .8%
Switzerland	1 .1%
United Arab Emirates	—%†
United Kingdom	1 .6%
United States	79 .8%
Uruguay	0 .2%

100 .0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Securities Sold Short (-0.2%):
At March 31, 2022, the Fund’s securities sold short were as follows:
Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	4.50%	4/25/52	$(2,176,000)	$(2,294,830)	$(2,255,560)
Federal National Mortgage Association, TBA	1.50%	5/25/52	(72,000)	(64,091)	(64,103)
Federal National Mortgage Association, TBA	3.00%	4/25/37	(742,000)	(751,691)	(746,754)
Federal National Mortgage Association, TBA	3.50%	4/25/37	(426,766)	(436,297)	(435,101)
Federal National Mortgage Association, TBA	3.50%	4/25/52	(278,945)	(285,352)	(279,555)
Federal National Mortgage Association, TBA	4.50%	5/25/52	(589,000)	(608,327)	(607,407)
Government National Mortgage Association
Government National Mortgage Association, TBA	3.50%	5/20/52	(504,000)	(504,807)	(504,197)

				$(4,945,395)	$(4,892,677)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30 Day Federal Funds April Futures(U.S. Dollar)	4/29/22	19	$(7,890,183)	$(268)
Euro Buxl 30-Year Bond June Futures (Euro)	6/8/22	15	(3,089,328)	230,479
Euro Schatz Index June Futures (Euro)	6/8/22	1	(122,484)	386
Euro-Bobl June Futures (Euro)	6/8/22	141	(20,096,960)	578,564
Euro-Bund June Futures (Euro)	6/8/22	123	(21,585,678)	1,117,093
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	198	(26,822,813)	968,056
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar)	6/21/22	121	(18,157,563)	551,418
Ultra Long Term U.S. Treasury Bond June Futures (U.S. Dollar)	6/21/22	76	(13,461,500)	547,958

				$3,993,686

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	273	$33,544,875	$(330,284)
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/30/22	1,490	315,763,594	(3,376,881)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/30/22	151	17,317,813	(357,633)

				$(4,064,798)

Total Net Futures Contracts				$(71,112)

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Forward Currency Contracts

At March 31, 2022, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	922,232	European Euro	828,000	Bank of New York	6/15/22	$3,631
European Euro	10,395,000	U.S. Dollar	11,502,452	Bank of New York	6/15/22	29,982

						$33,613

U.S. Dollar	75,167,580	European Euro	68,311,000	Bank National Paribas	6/15/22	$(618,096)
U.S. Dollar	3,634,375	European Euro	3,313,258	Bank of New York	6/15/22	(41,423)
U.S. Dollar	30,574	European Euro	28,000	Collins Stewart	6/15/22	(490)
U.S. Dollar	401,504	European Euro	362,000	HSBC	6/15/22	(106)
European Euro	1,249,000	U.S. Dollar	1,388,523	HSBC	6/15/22	(2,856)

						$(662,971)

Total Net Forward Currency Contracts						$(629,358)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (40.3%):
Aerospace & Defense (0.6%):
6,090	Curtiss-Wright Corp.	$914,474
2,448	General Dynamics Corp.	590,409
268	HEICO Corp.	41,149
11,786	Lockheed Martin Corp.	5,202,340
13,626	Moog, Inc., Class A	1,196,363
1,651	Northrop Grumman Corp.	738,360
29,317	Textron, Inc.	2,180,599

		10,863,694

Air Freight & Logistics (0.1%):
9,622	United Parcel Service, Inc., Class B	2,063,534
6,273	XPO Logistics, Inc.*	456,675

		2,520,209

Airlines (0.1%):
20,505	Alaska Air Group, Inc.*	1,189,495
18,035	Southwest Airlines Co.*	826,003

		2,015,498

Automobiles (1.0%):
84,028	Ford Motor Co.	1,420,914
3,383	Harley-Davidson, Inc.	133,290
13,927	Tesla, Inc.*	15,007,735
6,794	Thor Industries, Inc.^	534,688

		17,096,627

Banks (1.5%):
162,194	Bank of America Corp.	6,685,637
30,489	Citigroup, Inc.	1,628,112
11,421	First Republic Bank	1,851,344
68,623	JPMorgan Chase & Co.	9,354,687
18,493	U.S. Bancorp	982,903
2,135	UMB Financial Corp.	207,437
114,472	Wells Fargo & Co.	5,547,313

		26,257,433

Beverages (0.5%):
82,223	Coca-Cola Co. (The)	5,097,826
25,894	Monster Beverage Corp.*	2,068,931
4,182	PepsiCo, Inc.	699,983

		7,866,740

Biotechnology (1.0%):
10,160	AbbVie, Inc.	1,647,038
13,571	Amgen, Inc.	3,281,739
6,597	Biogen, Inc.*	1,389,328
77,860	Gilead Sciences, Inc.	4,628,777
6,218	Incyte Corp.*	493,833
2,561	Moderna, Inc.*	441,158
3,454	Regeneron Pharmaceuticals, Inc.*	2,412,343
8,154	United Therapeutics Corp.*	1,462,909
6,334	Vertex Pharmaceuticals, Inc.*	1,652,984

		17,410,109

Building Products (0.0%†):
6,325	Owens Corning	578,737

Capital Markets (1.1%):
3,429	Ameriprise Financial, Inc.	1,029,934
5,422	BlackRock, Inc., Class A	4,143,330
1,698	FactSet Research Systems, Inc.	737,187
14,600	Goldman Sachs Group, Inc. (The)	4,819,460
2,655	LPL Financial Holdings, Inc.	485,015
43,781	Morgan Stanley	3,826,459
1,383	MSCI, Inc., Class A	695,483
26,139	Raymond James Financial, Inc.	2,872,938
11,334	Stifel Financial Corp.	769,579

		19,379,385

Chemicals (0.6%):
29,322	CF Industries Holdings, Inc.	3,021,925
71,704	Chemours Co. (The)	2,257,242

Shares		Value
Common Stocks, continued
Chemicals, continued
30,104	Dow, Inc.	$1,918,227
476	Eastman Chemical Co.	53,341
8,736	LyondellBasell Industries NV, Class A	898,236
288	NewMarket Corp.	93,421
32,391	Olin Corp.	1,693,401
5,618	Westlake Corp.	693,261

		10,629,054

Commercial Services & Supplies (0.1%):
59	Cintas Corp.	25,098
9,955	Republic Services, Inc.	1,319,038

		1,344,136

Communications Equipment (0.5%):
17,597	Ciena Corp.*	1,066,906
125,278	Cisco Systems, Inc.	6,985,501

		8,052,407

Construction & Engineering (0.1%):
8,153	EMCOR Group, Inc.	918,272

Consumer Finance (0.3%):
24,261	Capital One Financial Corp.	3,185,227
15,550	Discover Financial Services	1,713,454

		4,898,681

Containers & Packaging (0.2%):
58,089	Westrock Co.	2,731,926

Distributors (0.1%):
18,387	Genuine Parts Co.	2,317,130

Diversified Financial Services (1.0%):
43,014	Berkshire Hathaway, Inc., Class B*	15,180,070
49,515	Jefferies Financial Group, Inc.	1,626,568

		16,806,638

Diversified Telecommunication Services (0.4%):
1,791	Frontier Communications Parent, Inc.*	49,557
144,822	Verizon Communications, Inc.	7,377,233

		7,426,790

Electric Utilities (0.4%):
26,119	Hawaiian Electric Industries, Inc.	1,105,095
67,652	NextEra Energy, Inc.	5,730,801
10,541	Portland General Electric Co.	581,336

		7,417,232

Electrical Equipment (0.4%):
9,649	AMETEK, Inc.	1,285,054
17,533	Atkore, Inc.*	1,725,948
1,126	Eaton Corp. plc	170,882
30,214	Emerson Electric Co.	2,962,483

		6,144,367

Electronic Equipment, Instruments & Components (0.3%):
6,594	CDW Corp.	1,179,601
18,088	Corning, Inc.	667,628
10,005	Dolby Laboratories, Inc., Class A	782,591
30,295	National Instruments Corp.	1,229,674
76,978	Vontier Corp.	1,954,471

		5,813,965

Energy Equipment & Services (0.3%):
7,139	Baker Hughes Co.	259,931
11,430	ChampionX Corp.*	279,806
29,285	Halliburton Co.	1,109,023
65,267	Schlumberger, Ltd.	2,696,180

		4,344,940

Entertainment (0.3%):
5,704	Activision Blizzard, Inc.	456,948

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
23,114	Electronic Arts, Inc.	$2,924,152
2,152	Playtika Holding Corp.*	41,598
8,039	Walt Disney Co. (The)*	1,102,629

		4,525,327

Equity Real Estate Investment Trusts (0.9%):
3,505	American Tower Corp.	880,526
1,477	AvalonBay Communities, Inc.	366,843
17,466	Crown Castle International Corp.	3,224,224
1,079	EastGroup Properties, Inc.	219,339
9,893	Extra Space Storage, Inc.	2,034,001
12,986	Invitation Homes, Inc.	521,777
16,207	National Storage Affiliates Trust	1,017,151
8,566	Public Storage	3,343,138
3,567	SBA Communications Corp.	1,227,405
12,602	Ventas, Inc.	778,300
61,239	Weyerhaeuser Co.	2,320,958

		15,933,662

Food & Staples Retailing (0.8%):
10,479	Costco Wholesale Corp.	6,034,332
3,044	Kroger Co. (The)	174,634
49,519	Walmart, Inc.	7,374,370

		13,583,336

Food Products (0.3%):
5,909	Archer-Daniels-Midland Co.	533,346
1,278	General Mills, Inc.	86,546
84,087	Kraft Heinz Co. (The)	3,312,187
18,173	Tyson Foods, Inc., Class A	1,628,846

		5,560,925

Health Care Equipment & Supplies (0.8%):
49,462	Abbott Laboratories	5,854,322
1,435	Danaher Corp.	420,929
11,133	Edwards Lifesciences Corp.*	1,310,577
41,737	Hologic, Inc.*	3,206,236
1,134	IDEXX Laboratories, Inc.*	620,366
598	Intuitive Surgical, Inc.*	180,405
5,041	Masimo Corp.*	733,667
4,342	Medtronic plc	481,745
4,202	Quidel Corp.*	472,557

		13,280,804

Health Care Providers & Services (1.2%):
8,806	Anthem, Inc.	4,325,683
35,570	CVS Health Corp.	3,600,040
1,104	HCA Healthcare, Inc.	276,684
6,711	Laboratory Corp. of America Holdings*	1,769,422
1,774	Molina Healthcare, Inc.*	591,789
18,899	UnitedHealth Group, Inc.	9,637,923

		20,201,541

Health Care Technology (0.0%†):
2,064	Veeva Systems, Inc., Class A*	438,517

Hotels, Restaurants & Leisure (1.1%):
138	Booking Holdings, Inc.*	324,086
1,700	Caesars Entertainment, Inc.*	131,512
16,456	Carnival Corp., Class A*	332,740
624	Chipotle Mexican Grill, Inc.*	987,187
6,216	Expedia Group, Inc.*	1,216,285
15,136	International Game Technology plc	373,556
25,449	McDonald’s Corp.	6,293,029
20,083	Scientific Games Corp., Class A*	1,179,876
9,642	SeaWorld Entertainment, Inc.*	717,751
7,938	Six Flags Entertainment Corp.*	345,303
46,818	Starbucks Corp.	4,259,033
8,984	Travel + Leisure Co.	520,533
51,642	Wendy’s Co. (The)	1,134,575

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
8,132	Yum! Brands, Inc.	$963,886

		18,779,352

Household Durables (0.2%):
8,823	DR Horton, Inc.	657,402
4,009	Lennar Corp., Class A	325,410
1,143	PulteGroup, Inc.	47,892
36,370	Toll Brothers, Inc.	1,710,117
2,354	Whirlpool Corp.	406,724

		3,147,545

Household Products (0.6%):
34,497	Colgate-Palmolive Co.	2,615,908
49,595	Procter & Gamble Co. (The)	7,578,116

		10,194,024

Industrial Conglomerates (0.3%):
21,208	3M Co.	3,157,447
10,559	Honeywell International, Inc.	2,054,570

		5,212,017

Insurance (0.6%):
2,548	Alleghany Corp.*	2,158,156
20,862	Arch Capital Group, Ltd.*	1,010,138
306	Everest Re Group, Ltd.	92,222
20,317	First American Financial Corp.	1,316,948
730	Markel Corp.*	1,076,925
3,260	MetLife, Inc.	229,113
2,858	Progressive Corp. (The)	325,784
3,830	Selective Insurance Group, Inc.	342,249
5,855	Travelers Cos., Inc. (The)	1,069,884
28,636	WR Berkley Corp.	1,906,871

		9,528,290

Interactive Media & Services (2.6%):
5,363	Alphabet, Inc., Class A*	14,916,380
5,352	Alphabet, Inc., Class C*	14,948,082
57,119	Meta Platforms, Inc., Class A*	12,700,981

		42,565,443

Internet & Direct Marketing Retail (1.6%):
7,023	Amazon.com, Inc.*	22,894,629
58,299	eBay, Inc.	3,338,200
1,697	Shutterstock, Inc.	157,957

		26,390,786

IT Services (1.7%):
1,585	Accenture plc, Class A	534,510
18,419	Alliance Data Systems Corp.	1,034,227
32,690	Amdocs, Ltd.	2,687,445
13,201	Automatic Data Processing, Inc.	3,003,755
10,092	Black Knight, Inc.*	585,235
472	EPAM Systems, Inc.*	140,000
12,217	Fidelity National Information Services, Inc.	1,226,831
11,012	FleetCor Technologies, Inc.*	2,742,649
4,791	Gartner, Inc.*	1,425,131
6,326	GoDaddy, Inc., Class A*	529,486
17,968	Mastercard, Inc., Class A	6,421,404
10,857	PayPal Holdings, Inc.*	1,255,612
27,799	Visa, Inc., Class A	6,164,984

		27,751,269

Leisure Products (0.1%):
14,268	Brunswick Corp.	1,154,139

Life Sciences Tools & Services (0.5%):
26,416	Agilent Technologies, Inc.	3,495,629
871	Illumina, Inc.*	304,327
1,099	Medpace Holdings, Inc.*	179,786
200	Mettler-Toledo International, Inc.*	274,638

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
8,662	Thermo Fisher Scientific, Inc.	$5,116,210

		9,370,590

Machinery (0.3%):
10,557	AGCO Corp.	1,541,639
16,646	Allison Transmission Holdings, Inc.	653,522
7,096	Caterpillar, Inc.	1,581,131
1,156	Cummins, Inc.	237,107
2,016	Deere & Co.	837,567
483	Parker-Hannifin Corp.	137,056

		4,988,022

Media (0.2%):
5,200	Altice USA, Inc., Class A*	64,896
138	Charter Communications, Inc., Class A*	75,282
70,815	Comcast Corp., Class A	3,315,558

		3,455,736

Metals & Mining (0.2%):
24,278	Alcoa Corp.	2,185,748
7,098	Nucor Corp.	1,055,118
256	Reliance Steel & Aluminum Co.	46,938

		3,287,804

Multiline Retail (0.3%):
5,709	Dollar General Corp.	1,270,995
21,095	Target Corp.	4,476,781

		5,747,776

Multi-Utilities (0.3%):
33,643	Public Service Enterprise Group, Inc.	2,355,010
25,876	WEC Energy Group, Inc.	2,582,684

		4,937,694

Oil, Gas & Consumable Fuels (1.9%):
15,776	Antero Resources Corp.*	481,641
29,398	APA Corp.	1,215,019
21,371	Chevron Corp.	3,479,840
58,657	ConocoPhillips	5,865,700
7,233	Coterra Energy, Inc.	195,074
5,526	Denbury, Inc.*	434,178
17,067	Devon Energy Corp.	1,009,172
39,885	EOG Resources, Inc.	4,755,489
6,786	EQT Corp.	233,506
111,105	Exxon Mobil Corp.	9,176,162
10,416	Hess Corp.	1,114,929
86,652	Marathon Oil Corp.	2,175,832
10,462	Murphy Oil Corp.	422,560
17,090	Occidental Petroleum Corp.	969,687
1,346	Pioneer Natural Resources Co.	336,540
4,011	Sanchez Energy Corp.*(a)	223,065
5,513	SM Energy Co.	214,731

		32,303,125

Paper & Forest Products (0.1%):
25,619	Louisiana-Pacific Corp.	1,591,452

Pharmaceuticals (1.7%):
58,384	Bristol-Myers Squibb Co.	4,263,784
4,920	Eli Lilly & Co.	1,408,940
67,047	Johnson & Johnson	11,882,740
59,350	Merck & Co., Inc.	4,869,667
142,617	Pfizer, Inc.	7,383,282

		29,808,413

Professional Services (0.1%):
19,211	Korn Ferry	1,247,563
3,335	ManpowerGroup, Inc.	313,223

		1,560,786

Real Estate Management & Development (0.1%):
16,083	CBRE Group, Inc., Class A*	1,471,916

Shares		Value
Common Stocks, continued
Road & Rail (0.5%):
88,395	CSX Corp.	$3,310,393
1,421	Norfolk Southern Corp.	405,298
2,949	Old Dominion Freight Line, Inc.	880,807
14,629	Union Pacific Corp.	3,996,789

		8,593,287

Semiconductors & Semiconductor Equipment (2.6%):
28,177	Advanced Micro Devices, Inc.*	3,080,873
26,491	Applied Materials, Inc.	3,491,514
11,175	Broadcom, Inc.	7,036,674
137,307	Intel Corp.	6,804,935
19,855	Kulicke & Soffa Industries, Inc.	1,112,277
855	Lam Research Corp.	459,657
7,488	Micron Technology, Inc.	583,240
44,752	NVIDIA Corp.	12,211,031
1,314	NXP Semiconductors NV	243,195
40,944	Qualcomm, Inc.	6,257,062
15,906	Texas Instruments, Inc.	2,918,433

		44,198,891

Software (3.9%):
12,613	Adobe, Inc.*	5,746,735
81,243	Box, Inc.*	2,360,922
8,268	Cadence Design Systems, Inc.*	1,359,755
146,516	Dropbox, Inc., Class A*	3,406,497
1,503	Fortinet, Inc.*	513,635
343	Intuit, Inc.	164,928
130,327	Microsoft Corp.	40,181,117
11,942	Oracle Corp.	987,962
5,996	Salesforce, Inc.*	1,273,071
4,271	ServiceNow, Inc.*	2,378,477
22,063	SS&C Technologies Holdings, Inc.	1,655,166
13,129	Synopsys, Inc.*	4,375,502
19,050	VMware, Inc., Class A	2,169,224
329	Workday, Inc., Class A*	78,782

		66,651,773

Specialty Retail (0.9%):
6,324	AutoNation, Inc.*	629,744
300	AutoZone, Inc.*	613,374
14,437	Bath & Body Works, Inc.	690,089
12,545	Dick’s Sporting Goods, Inc.	1,254,751
1,149	Foot Locker, Inc.	34,079
19,933	Home Depot, Inc. (The)	5,966,545
9,698	Lithia Motors, Inc.	2,910,564
7,721	Lowe’s Cos., Inc.	1,561,109
1,854	O’Reilly Automotive, Inc.*	1,269,916
1,038	Ulta Beauty, Inc.*	413,352

		15,343,523

Technology Hardware, Storage & Peripherals (2.9%):
271,331	Apple, Inc.	47,377,106
60,381	HP, Inc.	2,191,830
4,248	NetApp, Inc.	352,584
10,711	Western Digital Corp.*	531,801

		50,453,321

Textiles, Apparel & Luxury Goods (0.1%):
21,322	Crocs, Inc.*	1,629,001
320	NIKE, Inc., Class B	43,059

		1,672,060

Tobacco (0.1%):
19,232	Altria Group, Inc.	1,004,872
15,380	Philip Morris International, Inc.	1,444,797

		2,449,669

Trading Companies & Distributors (0.2%):
3,547	Applied Industrial Technologies, Inc.	364,135

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
11,142	Fastenal Co.	$661,835
10,108	MSC Industrial Direct Co., Inc.	861,303
2,951	W.W. Grainger, Inc.	1,522,096

		3,409,369

Total Common Stocks (Cost $631,014,462)		692,376,154

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,000	PG&E Corp., 5.50%, 8/16/23	112,440

Total Preferred Stock (Cost $117,395)		112,440

Contracts		Value
Warrants (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24	907
4,272	Occidental Petroleum Corp., 8/3/27	150,502

	Total Warrants (Cost $50,290)	151,409

Principal Amount		Value
Asset Backed Securities (0.5%):
$260,651	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	206,946
1,453,746	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(b)	1,387,272
796,742	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(b)	656,266
196,201	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	172,618
216,178	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	149,163
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	113,500
158,026	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	101,316
853,732	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	720,872
526,404	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	477,062
88,542	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	85,960
1,126,207	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(b)	1,054,822
197,132	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	177,749
225,927	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	209,194
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	157,119
225,745	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	204,471
367,477	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	338,687

Principal Amount		Value
Asset Backed Securities, continued
$353,280	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	$350,530
200,632	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	184,737
216,919	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	193,489
619,000	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 200(b)	593,331
556,000	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 3/5/28 @ 200(b)	504,459
215,050	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	202,608
241,388	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	215,148
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	182,838
232,233	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	209,640
338,119	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	296,480
234,655	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	206,968
330,960	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	295,100

Total Asset Backed Securities (Cost $10,867,112)		9,648,345

Collateralized Mortgage Obligations (4.4%):
250,000	AIMCO CLO, Class AR, Series 2018-BA, 1.34%(US0003M+110bps), 1/15/32, Callable 7/15/22 @ 100(b)	248,187
523,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 1.37%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(b)	517,351
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 1.24%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(b)	381,405
250,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 1.39%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(b)	247,524

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,812,000	Allegro CLO XIV, Ltd., Class A1, Series 2021-2A, 1.40%(US0003M+116bps), 10/15/34, Callable 10/15/23 @ 100(b)	$2,793,865
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.56%(US0003M+132bps), 10/15/32, Callable 4/15/22 @ 100(b)	254,845
853,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 1.37%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(b)	847,711
273,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.31%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(b)	270,983
555,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 1.45%(TSFR1M+230bps), 1/15/39(b)	555,000
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	172,150
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 2.45%(TSFR1M+430bps), 1/15/39(b)	100,000
105,000	BAMLL Commercial Mortgage Securities Trust, Class B, Series 2022-DKLX, 1.61%(TSFR1M+310bps), 1/15/39(b)	105,000
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	28,988
536,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 1.39%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(b)	530,799
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.47%(US0003M+122bps), 1/20/32, Callable 4/20/22 @ 100(b)	308,157
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(c)	35,324
808,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 1.27%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(b)	800,542
139,000	BFLD Trust, Class A, Series 2020-OBRK, 2.45%(US0001M+205bps), 11/15/22(b)	137,625

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$309,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.23%(US0003M+99bps), 4/15/29, Callable 4/15/22 @ 100(b)	$308,128
155,550	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.65%(US0001M+125bps), 10/15/36(b)	154,150
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.70%(US0001M+130bps), 4/15/34(b)	169,209
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 2.00%(US0001M+160bps), 4/15/34(b)	110,878
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.30%(US0001M+190bps), 4/15/34(b)	116,189
124,100	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.48%(US0001M+108bps), 10/15/36(b)	123,012
220,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.85%(US0001M+145bps), 10/15/36(b)	218,065
167,494	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.40%(US0001M+100bps), 11/15/32(b)	165,946
5,017,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.40%(US0001M+100bps), 4/15/34(b)	4,960,728
309,400	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 2.20%(US0001M+180bps), 10/15/36(b)	306,099
83,527	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 3.02%(US0001M+263bps), 9/15/37(b)	70,902
62,103	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 2.20%(US0001M+180bps), 11/15/35(b)	62,009
421,000	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 1.62%(TSFR1M+262bps), 2/15/39(b)	411,693
421,000	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 2.27%(TSFR1M+392bps), 2/15/39(b)	412,201
421,000	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 1.87%(TSFR1M+312bps), 2/15/39(b)	411,808
1,398,000	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 1.32%(TSFR1M+203bps), 2/15/39(b)	1,371,040

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$162,000	BX Mortgage Trust, Class B, Series 2021-PAC, 1.30%(US0001M+90bps), 10/15/36(b)	$155,773
1,081,000	BX Mortgage Trust, Class A, Series 2021-PAC, 1.09%(US0001M+69bps), 10/15/36(b)	1,058,368
210,000	BX Mortgage Trust, Class D, Series 2021-PAC, 1.70%(US0001M+130bps), 10/15/36(b)	200,550
730,000	BX Mortgage Trust, Class E, Series 2021-PAC, 2.34%(US0001M+195bps), 10/15/36(b)	703,310
216,000	BX Mortgage Trust, Class C, Series 2021-PAC, 1.50%(US0001M+110bps), 10/15/36(b)	207,090
5,000,000	BX Trust, Class A, Series 2021-SOAR, 1.07%(US0001M+67bps), 6/15/38(b)	4,893,150
579,219	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 6/25/22 @ 100(b)(c)	573,415
17,105,000	Cedar Funding V CLO, Ltd., Class A1R, Series 2016-5A, 1.34%(US0003M+110bps), 7/17/31, Callable 4/17/22 @ 100(b)	17,000,313
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.30%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(b)	232,358
643,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A, 1.35%(US0003M+110bps), 10/20/32, Callable 10/20/22 @ 100(b)	636,800
485,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 1.39%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	480,008
942,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022-15A, 2.03%(TSFR3M+264bps), 4/20/35, Callable 4/20/24 @ 200(b)	940,878
403,058	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.52%(US0001M+112bps), 6/15/34(b)	399,000
99,275	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 2.15%(US0001M+175bps), 6/15/34(b)	96,794
99,275	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.90%(US0001M+150bps), 6/15/34(b)	97,793

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$153,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 3.45%(US0001M+305bps), 8/15/36(b)	$148,549
123,750	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 2.70%(US0001M+230bps), 8/15/36(b)	120,747
144,023	CIM Retail Portfolio Trust, Class B, Series 2021-RETL, 2.30%(US0001M+190bps), 8/15/36(b)	141,268
791,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020-29A, 1.42%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(b)	783,262
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.56%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	406,683
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.45%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	307,275
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	57,373
3,686,288	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(b)	3,496,629
140,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.63%(US0001M+123bps), 5/15/36(b)	138,593
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	203,391
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	98,281
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	97,679
860,000	CSMC Trust, Class D, Series 2017-PFHP, 2.65%(US0001M+225bps), 12/15/30(b)	856,328
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	95,084
527,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 1.40%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	521,253
577,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.46%(US0003M+122bps), 1/18/32, Callable 4/18/22 @ 100(b)	574,517
723,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 1.39%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(b)	716,299

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$420,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 1.29%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(b)	$415,975
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.42%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(b)	248,120
930,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 1.39%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(b)	924,298
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.49%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(b)	248,315
363,000	Eaton Vance CLO, Ltd., Class AR, Series 2019-1A, 1.34%(US0003M+110bps), 4/15/31, Callable 7/15/22 @ 100(b)	357,818
1,469,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 1.10%(US0001M+70bps), 11/15/36(b)	1,440,575
531,727	Extended Stay America Trust, Class A, Series 2021-ESH, 1.48%(US0001M+108bps), 7/15/38(b)	525,294
223,624	Extended Stay America Trust, Class C, Series 2021-ESH, 2.10%(US0001M+170bps), 7/15/38(b)	220,412
303,134	Extended Stay America Trust, Class B, Series 2021-ESH, 1.78%(US0001M+138bps), 7/15/38(b)	298,970
447,247	Extended Stay America Trust, Class D, Series 2021-ESH, 2.65%(US0001M+225bps), 7/15/38(b)	440,530
300,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.78%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(b)	298,186
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 1.36%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(b)	247,923
643,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 1.35%(US0001M+95bps), 10/15/36(b)	630,779
100,000	GS Mortgage Securities Corp. Trust, Class C, Series 2021-IP, 1.95%(US0001M+155bps), 10/15/36(b)	97,360

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 1.55%(US0001M+115bps), 10/15/36(b)	$99,823
556,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 1.25%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(b)	549,951
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(b)	86,695
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(b)	64,630
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(b)	41,452
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 1.50%(US0001M+110bps), 3/15/38(b)	94,781
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 1.80%(US0001M+140bps), 3/15/38(b)	94,802
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 2.15%(US0001M+175bps), 3/15/38(b)	94,428
280,147	Life Mortgage Trust, Class A, Series 2021-BMR, 1.10%(US0001M+70bps), 3/15/38(b)	273,868
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 1.28%(US0001M+88bps), 3/15/38(b)	94,913
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.45%(US0003M+121bps), 1/15/32, Callable 4/15/22 @ 100(b)	248,748
320,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.39%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(b)	318,239
910,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 1.19%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(b)	900,819
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 1.36%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(b)	248,842
233,633	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.18%(US0003M+92bps), 1/22/28, Callable 4/22/22 @ 100(b)	233,099

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 1.27%(US0003M+102bps), 4/20/34, Callable 4/20/22 @ 100(b)	$246,542
280,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 1.23%(US0003M+99bps), 1/15/34, Callable 4/15/22 @ 100(b)	277,624
250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 1.39%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(b)	247,565
968,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 1.26%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	959,576
260,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 1.20%(US0001M+80bps), 4/15/38(b)	255,798
315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.32%(US0003M+107bps), 10/20/30, Callable 4/20/22 @ 100(b)	313,181
198,184	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.65%(US0001M+125bps), 6/15/35(b)	198,591
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	376,607
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	54,591
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	137,899
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)(c)	51,102
476,452	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.90%(US0001M+150bps), 6/15/35(b)	472,312
326,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 1.38%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(b)	322,472
76,759	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.90%(US0001M+145bps), 12/15/37(b)	75,752

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$333,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 1.37%(US0003M+112bps), 4/20/34, Callable 4/20/23 @ 100(b)	$330,529
250,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 2.30%(TSFR1M+400bps), 2/15/39, Callable 2/15/24 @ 200(b)	248,281
130,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 2.95%(TSFR1M+530bps), 2/15/39, Callable 2/15/24 @ 200(b)	129,390
1,013,000	SREIT Trust, Class A, Series 2021-MFP, 1.13%(US0001M+73bps), 11/15/38(b)	992,449
580,000	SREIT Trust, Class B, Series 2021-MFP, 1.48%(US0001M+108bps), 11/15/38(b)	566,571
360,000	SREIT Trust, Class C, Series 2021-MFP, 1.73%(US0001M+133bps), 11/15/38(b)	350,305
237,000	SREIT Trust, Class D, Series 2021-MFP, 1.97%(US0001M+158bps), 11/15/38(b)	229,728
250,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.33%(US0003M+108bps), 4/20/33, Callable 4/20/22 @ 100(b)	249,168
1,054,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022-32A, 1.63%(TSFR3M+264bps), 4/23/35(b)	1,052,207
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	17,688
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(b)	253,981
1,073,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 1.40%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	1,064,871
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.52%(US0003M+127bps), 7/20/32, Callable 4/20/22 @ 100(b)	333,497
551,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 1.41%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(b)	548,146
564,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 1.39%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(b)	559,917

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$185,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 1.60%(US0001M+120bps), 5/15/31(b)	$182,641
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	163,263

Total Collateralized Mortgage Obligations (Cost $76,443,069)		75,248,213

Convertible Bonds (0.1%):
Entertainment (0.0%†):
25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	32,608

Hotels, Restaurants & Leisure (0.0%†):
37,000	Booking Holdings, Inc., 0.75%, 5/1/25^	54,417
27,000	Vail Resorts, Inc., 0.62%, 1/1/26	26,385

		80,802

Leisure Products (0.0%†):
19,000	Callaway Golf Co., 2.75%, 5/1/26	29,118

Media (0.1%):
54,000	DISH Network Corp., 2.38%, 3/15/24	50,571
846,000	DISH Network Corp., 3.38%, 8/15/26	768,885

		819,456

Oil, Gas & Consumable Fuels (0.0%†):
54,850	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(b)(d)	257,795
31,702	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(b)(d)	165,168

		422,963

Professional Services (0.0%†):
16,000	FTI Consulting, Inc., 2.00%, 8/15/23	25,459
23,000	KBR, Inc., 2.50%, 11/1/23	50,093

		75,552

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	24,945

Total Convertible Bonds (Cost $1,081,038)		1,485,444

Bank Loans (0.0%†):
Chemicals (0.0%†):
14,925	Consolidated Energy Term Incr B 1Ln, 0.04% (LIBOR+350bps)	14,627
20,000	Diversey Term B 1Ln, 0.00% (LIBOR+300bps ), 9/14/28	19,570

		34,197

Construction & Engineering (0.0%†):
35,000	Convergint Tech Term 2Ln, 0.00% (LIBOR+675bps ), 3/18/29	34,913
4,975	Convergint Tech Term B 1Ln, 0.00% (LIBOR+350bps ), 3/31/28	4,919

		39,832

Principal Amount		Value
Bank Loans, continued
Consumer Discretionary Products (0.0%†):
$34,254	Authentic Brands Term B2 1Ln, 0.04% (LIBOR+350bps ), 1/31/29	$33,654
5,373	Authentic Brands Term B3 1Ln, 0.04% (LIBOR+350bps ), 1/31/29	5,279

		38,933

Diversified Consumer Services (0.0%†):
15,000	Ascend Learning Term 2Ln, 0.06% (LIBOR+575bps ), 11/18/29	14,887
165,000	Ascend Learning Term Ln, 0.04% (LIBOR+350bps ), 11/17/28	162,979

		177,866

Hotels, Restaurants & Leisure (0.0%†):
250,000	City Football Group Term B 1Ln, 4.00% (LIBOR+350bps ), 7/9/28, Callable 5/12/22 @ 100	244,687
174,109	Diamond Sports Broadcasting Term B 1Ln, 3.71% (LIBOR+325bps ), 8/24/26, Callable 5/12/22 @ 100	59,706
117,876	Golden Entertainment Term B 1Ln, 3.75% (LIBOR+300bps ), 10/20/24, Callable 5/12/22 @ 100	116,255

		420,648

Media (0.0%†):
5,373	Authentic Brands Term B1 1Ln, 4.00% (LIBOR+350bps ), 12/8/28, Callable 5/12/22 @ 101	5,279
124,958	Sinclair Broadcasting, 0.00%, 5/19/26	126,537

		131,816

Software (0.0%†):
3,385	Ion Analytics Term 1Ln, 0.00% (LIBOR+400bps ), 2/4/28	3,350

Software & Tech Services (0.0%†):
106,884	athenahealth, 0.00%, 1/27/29	105,575
18,116	athenahealth, 0.00%, 1/27/29	17,894

		123,469

Total Bank Loans (Cost $1,010,712)		970,111

Corporate Bonds (18.7%):
Aerospace & Defense (0.4%):
1,145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	1,205,122
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	154,399
1,100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,232,417
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	115,331
1,150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	1,332,951
310,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	298,375
445,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(b)	428,313
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	5,344

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$145,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	$141,012
40,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 5/13/22 @ 105.16	40,600
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 5/13/22 @ 103.19	40,200
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 5/13/22 @ 103.75	36,137
1,655,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	1,642,588
310,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	290,625

		6,963,414

Air Freight & Logistics (0.0%†):
255,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(b)	247,350
525,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/13/22 @ 103.13(b)	540,750

		788,100

Auto Components (0.0%†):
125,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	110,625

Automobiles (0.2%):
485,000	Magallanes, Inc., 3.43%, 3/15/24(b)	487,796
265,000	Magallanes, Inc., 3.64%, 3/15/25(b)	266,974
519,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(b)	518,776
180,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(b)	181,286
239,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	239,837
281,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	285,414
222,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	226,267
40,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(b)	36,600
270,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	230,850
165,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(b)	144,788
240,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(b)	240,421
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(b)	209,983

		3,068,992

Banking (0.0%†):
70,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 206.62(b)	70,787

Banks (1.7%):
3,840,000	Bank of America Corp., 4.20%, 8/26/24, MTN	3,931,511
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	417,918
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	156,228
1,300,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	1,290,715

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$980,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	$870,614
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	70,700
165,000	CIT Group, Inc., 6.13%, 3/9/28	183,150
730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	736,121
2,455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	2,460,801
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,126,760
1,156,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	1,200,447
4,105,000	JPMorgan Chase & Co., 3.88%, 9/10/24	4,196,115
2,500,000	JPMorgan Chase & Co., 4.49% (SOFR+379 bps), 3/24/31, Callable 3/24/30 @ 100	2,652,898
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	169,327
3,705,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,631,241
1,099,000	Wells Fargo & Co., 3.53%, 3/24/28, Callable 3/24/27 @ 200, MTN	1,094,227
2,645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	2,794,879
1,800,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	2,144,428

		29,128,080

Beverages (0.6%):
2,400,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,614,963
3,100,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,143,849
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	156,143
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	428,014
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	361,670
2,445,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	3,072,810
285,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	244,388

		10,021,837

Biotechnology (0.0%†):
555,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(b)	492,563

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Building Products (0.1%):
$795,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(b)	$793,012
120,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(b)	111,750
35,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(b)	32,594

		937,356

Capital Markets (1.5%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	460,428
2,707,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,660,407
1,480,000	Blackstone Private Credit Fund, 4.70%, 3/24/25(b)	1,482,470
315,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(b)	279,169
315,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	269,325
2,880,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	2,903,913
1,263,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	1,121,780
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	161,066
50,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(b)	47,500
55,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(b)	51,838
55,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	51,150
1,100,000	Moody’s Corp., 3.75%, 3/24/25, Callable 2/24/25 @ 100	1,120,405
1,100,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,102,517
6,619,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	6,685,620
2,534,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	2,524,916
380,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(b)	351,500
150,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63^(b)	140,250
100,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(b)	89,875
485,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 108.06(b)	507,636
650,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(b)	589,875

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$2,296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	$2,389,107
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	338,701
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	13,744
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(b)	33,338
55,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)	44,687

		25,421,217

Chemicals (0.2%):
15,000	CF Industries, Inc., 4.95%, 6/1/43	16,088
660,000	CF Industries, Inc., 5.38%, 3/15/44	744,975
510,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100^	507,450
915,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	889,837
60,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31^(b)	53,550
555,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(b)	564,019
375,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	369,375
135,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 204.38	119,475
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	22,875
350,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	301,875
50,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(b)	48,887
125,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(b)	116,719

		3,755,125

Commercial Services & Supplies (0.1%):
125,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(b)	115,625
430,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(b)	419,250
25,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(b)	24,000
25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(b)	23,594
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(b)	42,300
270,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	253,800

		878,569

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Communications Equipment (0.0%†):
$205,000	CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56^(b)	$184,500
200,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	184,000
250,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(b)	236,250

		604,750

Construction & Engineering (0.1%):
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	23,562
740,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 5/13/22 @ 104.25(b)	686,350
270,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	254,137
55,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(b)	53,006
25,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(b)	23,938
785,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	736,919

		1,777,912

Consumer Discretionary Products (0.0%†):
275,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 204.62(b)	258,500
35,000	MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 205.5(b)	32,550

		291,050

Consumer Discretionary Services (0.1%):
160,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 206.76(b)	147,000
900,000	NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 200(b)	852,750
250,000	RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable 12/15/22 @ 205.26(b)	243,750

		1,243,500

Consumer Finance (1.5%):
590,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), Callable 5/15/26 @ 100	556,899
2,090,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	2,092,552
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	87,922
100,000	Ally Financial, Inc., 5.13%, 9/30/24	104,135
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	237,762
1,500,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	1,574,355
1,513,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	1,516,270
577,000	Capital One Financial Corp., 2.64%, 3/3/26, Callable 3/3/25 @ 100	565,226
2,665,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	2,670,591

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	$346,285
738,000	Capital One Financial Corp., 3.27%, 3/1/30, Callable 3/1/29 @ 100	713,416
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	253,762
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,002,204
2,253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	2,321,885
295,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	287,088
550,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	513,413
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	339,378
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	966,514
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	56,393
620,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	620,515
2,100,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	2,124,301
445,000	OneMain Finance Corp., 6.88%, 3/15/25	465,025
295,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	272,875
155,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	139,694
430,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	379,475
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	76,233
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	248,319
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	809,150
3,605,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	3,577,652

		24,919,289

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(b)	4,800
190,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	169,575
65,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(b)	59,475

		233,850

Diversified Consumer Services (0.1%):
445,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	430,537

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$22,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	$20,543
350,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(b)	357,000
875,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69(b)	883,750

		1,691,830

Diversified Financial Services (0.1%):
185,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(b)	169,275
38,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	38,578
565,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 4/13/22 @ 100(b)	565,706
496,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 4/13/22 @ 103.94(b)	510,880
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	13,200
130,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(b)	119,925
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	506,904
155,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	149,962
150,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 100(b)	147,000
125,000	Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(b)	119,063

		2,340,493

Diversified Support Services (0.0%†):
55,000	Ritchie Bros Holdings, Inc., 4.75%, 12/15/31, Callable 12/15/26 @ 102.38(b)	53,625

Diversified Telecommunication Services (0.6%):
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	28,847
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	145,521
76,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	67,359
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	455,478
1,200,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	1,095,893
310,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	312,325
915,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	869,250
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	9,900
55,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(b)	52,250

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75^(b)	$21,437
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	164,650
640,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	635,200
45,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	43,087
45,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(b)	43,087
5,496	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	5,043
155,000	Frontier Communications Holdings LLC, 6.00%, 1/15/30, Callable 10/15/24 @ 103^(b)	143,375
60,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	53,100
3,725,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,484,227
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	193,829
1,250,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	1,031,005
555,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 8/15/23 @ 207.76^(b)	561,938
55,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 5/13/22 @ 100(b)	50,600

		9,467,401

Electric Utilities (0.7%):
782,000	Alabama Power Co., 3.05%, 3/15/32, Callable 12/15/31 @ 100	757,425
10,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	9,625
941,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(b)	926,885
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94^(b)	148,994
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	156,926
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(b)	48,428

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$587,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100^(b)	$529,328
1,000,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	1,000,232
173,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(b)	168,533
1,075,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	1,106,560
210,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100(b)	205,376
156,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(b)	159,085
2,000,000	FirstEnergy Corp., 7.38%, 11/15/31	2,458,268
255,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	260,100
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	136,340
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	17,170
430,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	433,225
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	17,750
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(b)	35,100
369,722	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	382,662
795,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	752,878
1,370,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,318,625
311,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	300,892
605,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(b)	592,144

		11,922,551

Electrical Equipment (0.0%†):
55,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	54,313
65,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	61,588
310,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(b)	280,937

		396,838

Electronic Equipment, Instruments & Components (0.0%†):
565,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(b)	552,288

Energy Equipment & Services (0.0%†):
400,000	Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 211.5(b)	416,000

Entertainment (0.2%):
310,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94^(b)	288,300
3,000,000	Walt Disney Co. (The), 3.80%, 3/22/30^	3,120,786

		3,409,086

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (1.4%):
$371,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 200	$361,788
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,051,736
1,265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	1,277,669
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	64,214
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	358,467
68,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	65,110
46,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	41,399
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100^	10,037
45,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(b)	42,356
40,000	GEO Group, Inc. (The), 5.88%, 10/15/24, Callable 5/13/22 @ 100.98	34,400
430,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	396,859
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	66,022
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	60,121
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	419,293
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	748,026
25,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	25,187
765,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	769,781
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	115,673
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	102,626
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,303,059
2,482,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	2,334,477

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	$120,608
189,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	167,792
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	15,489
1,214,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	1,080,353
297,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(b)	292,249
97,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(b)	91,547
74,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(b)	68,947
40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	37,087
40,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	38,587
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	39,024
310,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	256,107
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	99,708
1,277,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	1,155,699
212,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	193,550
272,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	245,103
2,200,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	2,131,479
581,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	508,799
85,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 5/13/22 @ 102	65,450
780,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 5/13/22 @ 103.94(b)	807,300
355,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103^(b)	317,725
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	133,260
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	351,368
1,430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	1,531,986
60,000	Vici Properties, 3.50%, 2/15/25, Callable 5/13/22 @ 101.75(b)	58,950
335,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(b)	333,325
335,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(b)	335,000

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$72,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	$67,371
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	408,341
3,000,000	WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26 @ 100	3,101,742
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	67,090

		23,769,336

Financial Services (0.1%):
120,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(b)	102,600
640,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(b)	631,200
70,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 204.5(b)	66,150

		799,950

Food & Staples Retailing (0.1%):
25,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(b)	24,250
50,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(b)	45,125
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	584,581
445,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/13/22 @ 103.44(b)	458,350
335,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(b)	334,163
70,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(b)	63,525
93,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	107,787
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	188,195
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	46,125
160,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(b)	152,800
60,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	55,350

		2,060,251

Food Products (0.4%):
110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	95,013
1,380,000	JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100(b)	1,280,382
154,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(b)	140,717

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Food Products, continued
$176,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(b)	$185,460
1,065,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	1,124,906
880,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	897,600
1,375,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(b)	1,227,187
271,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	289,970
10,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	9,913
45,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	47,475
350,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(b)	323,750
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	44,325
405,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	357,919
270,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102^	224,100

		6,248,717

Health Care (0.0%†):
200,000	180 Medical, Inc., 3.88%, 10/15/29, Callable 10/7/24 @ 203.88(b)	188,500

Health Care Equipment & Supplies (0.0%†):
400,000	Hologic, Inc., 4.63%, 2/1/28, Callable 2/1/23 @ 102.31(b)	406,000
350,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(b)	325,500

		731,500

Health Care Providers & Services (1.2%):
140,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(b)	130,200
35,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13^(b)	33,687
3,765,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	3,779,119
1,485,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	1,351,350
1,190,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,201,900
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	230,913
610,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	541,375
255,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	259,463
255,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	258,188
385,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06^(b)	358,050

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$285,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 205.26(b)	$274,312
45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(b)	42,525
4,341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	4,562,048
1,000,000	Cigna Corp., 4.90%, 12/15/48, Callable 6/15/48 @ 100	1,120,954
605,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 5/13/22 @ 104(b)	629,956
780,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	727,350
20,000	HCA, Inc., 4.75%, 5/1/23	20,532
780,000	HCA, Inc., 5.38%, 2/1/25	810,225
660,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	635,250
50,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(b)	47,500
314,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	314,561
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	38,450
170,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(b)	161,500
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25^(b)	23,875
416,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(b)	417,040
600,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 5/13/22 @ 102.44(b)	606,000
590,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 5/13/22 @ 103.13(b)	605,488
510,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(b)	516,375
295,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(b)	283,200
140,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19(b)	134,400
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	125,033
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(b)	15,450

		20,256,269

Hotels, Restaurants & Leisure (0.3%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	14,512
445,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	442,775
145,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31^(b)	135,575
350,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	388,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$565,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(b)	$566,413
125,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94^(b)	101,875
765,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 5/13/22 @ 103.81(b)	787,950
40,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(b)	38,200
75,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(b)	75,375
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(b)	44,831
40,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(b)	37,700
170,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(b)	167,450
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	18,600
20,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(b)	22,070
20,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(b)	20,800
280,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63(b)	306,600
310,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100^(b)	297,600
115,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 200(b)	109,538
510,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(b)	481,950
255,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(b)	280,819
255,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	254,044
390,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100^(b)	378,300
510,000	Yum! Brands, Inc., 7.75%, 4/1/25	529,655
350,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	337,750

		5,838,882

Household Durables (0.1%):
65,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(b)	58,013

Principal Amount		Value
Corporate Bonds, continued
Household Durables, continued
$70,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b)	$60,900
150,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	134,437
295,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	275,087
10,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	10,350
90,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(b)	84,600
15,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103^(b)	13,238
510,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(b)	531,675
130,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(b)	111,150
265,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(b)	240,156

		1,519,606

Household Products (0.0%†):
55,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(b)	49,500

Independent Power and Renewable Electricity Producers (0.2%):
1,457,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	1,426,053
1,412,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	1,399,223
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	30,075
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	33,950
85,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(b)	80,750
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(b)	20,000
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	14,925

		3,004,976

Industrial Conglomerates (0.2%):
1,750,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	1,787,188

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$1,165,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	$1,141,700

		2,928,888

Industrial Services (0.0%†):
465,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	451,050
190,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 208.26(b)	192,375

		643,425

Insurance (0.6%):
395,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 204.26(b)	357,969
600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	588,882
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	823,940
1,600,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	1,597,749
70,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(b)	66,850
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	36,700
70,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(b)	65,275
242,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100(b)	241,809
346,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(b)	345,516
339,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(b)	338,692
404,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(b)	403,402
92,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100(b)	91,975
271,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(b)	270,954
2,597,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	2,450,919
115,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 4/25/22 @ 103.5(b)	116,293
105,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(b)	100,537
436,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	483,011

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$185,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(b)	$175,981
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	232,211
1,000,000	Unum Group, 5.75%, 8/15/42	1,076,100
685,000	USI, Inc., 6.88%, 5/1/25, Callable 5/13/22 @ 100(b)	686,712

		10,551,477

Interactive Media & Services (0.0%†):
190,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	170,525
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	23,250
525,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(b)	469,875
60,000	Rackspace Technology Global, Inc., 5.38%, 12/1/28, Callable 12/1/23 @ 102.69^(b)	51,900

		715,550

IT Services (0.1%):
25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	23,250
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	9,200
470,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(b)	444,738
15,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(b)	14,475
550,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06^(b)	591,250
255,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(b)	253,725
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	42,244
40,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100(b)	37,700
40,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100^(b)	36,700
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	32,987
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94^	32,506

		1,518,775

Leisure Products (0.0%†):
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	200,904
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	5,237
8,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	8,510

		214,651

Life Sciences Tools & Services (0.0%†):
510,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(b)	503,625
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	14,644

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Life Sciences Tools & Services, continued
$30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	$28,312

		546,581

Machinery (0.1%):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	51,219
170,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(b)	155,975
230,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(b)	211,025
650,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(b)	581,750
45,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(b)	42,637

		1,042,606

Materials (0.0%†):
350,000	WR Grace Holdings LLC, 5.63%, 10/1/24(b)	355,250

Media (1.1%):
615,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 206.5(b)	582,712
255,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 113(b)	251,175
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	23,312
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(b)	18,750
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	13,688
1,250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	1,196,875
65,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	61,100
390,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	354,900
270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b)	240,975
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25, Callable 4/23/25 @ 100	1,557,906
813,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 200	810,199
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100	1,019,688

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 200	$1,078,648
1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 200	1,072,943
1,130,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	1,014,175
335,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	293,544
680,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 205.38(b)	263,500
2,346,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100^	2,279,653
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	381,147
605,000	DISH DBS Corp., 7.75%, 7/1/26	600,463
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	66,401
1,094,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,164,671
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	105,332
140,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	130,200
430,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(b)	414,412
525,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(b)	493,500
95,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 101.56(b)	89,537
270,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(b)	270,000
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	30,450
25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(b)	23,437
185,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(b)	168,350
350,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(b)	349,125
230,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(b)	235,175
69,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	71,665
1,620,000	Time Warner Cable, Inc., 6.55%, 5/1/37	1,864,084
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	340,576
435,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	455,663

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$245,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(b)	$232,444

		19,620,375

Metals & Mining (0.1%):
45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(b)	44,100
686,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	684,285
60,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	56,861
45,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	42,300
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(b)	44,325
45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(b)	44,438
60,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	56,250
60,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	55,800
485,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(b)	456,506
125,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b)	114,063

		1,598,928

Mortgage Real Estate Investment Trusts (0.0%†):
40,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(b)	37,850
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	45,450

		83,300

Multi-Utilities (0.2%):
1,100,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	1,047,433
1,000,000	NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42 @ 100	1,083,372
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	139,269
714,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	715,543

		2,985,617

Oil & Gas (0.1%):
1,200,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25, Callable 10/1/22 @ 211.26(b)	1,254,000

Oil, Gas & Consumable Fuels (1.9%):
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	45,450
10,000	Apache Corp., 7.38%, 8/15/47	11,421
145,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	140,287

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$125,000	Cheniere Energy Partners LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63(b)	$113,750
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	260,503
375,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(b)	376,875
50,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(b)	46,875
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	20,200
65,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	66,950
47,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 5/13/22 @ 103.75(b)	47,705
305,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	312,625
25,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(b)	24,562
485,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	529,862
42,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 5/13/22 @ 101.44	42,105
795,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	793,012
605,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 4/28/22 @ 102.63(b)	586,850
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(b)	18,925
230,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	237,475
2,905,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	3,028,463
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	652,750
25,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b)	24,500
26,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	26,942
40,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(b)	38,400
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	124,892

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$20,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(b)	$20,750
295,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(b)	304,588
2,229,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,334,878
106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	113,552
1,743,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,760,430
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	52,585
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	66,219
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	106,956
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	82,764
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	67,838
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	138,560
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	91,508
350,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	356,125
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(b)	52,125
45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	42,075
295,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	293,525
30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	30,825
650,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	666,250
71,000	Hess Corp., 7.30%, 8/15/31	86,620
50,000	Hess Corp., 7.13%, 3/15/33	61,062
1,869,000	Hess Corp., 5.60%, 2/15/41	2,100,289
1,166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	1,375,880
405,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 5/13/22 @ 102.81(b)	413,100
80,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	75,400
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	97,652
125,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(b)	116,875

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	$114,836
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	164,565
390,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	397,312
400,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 9/15/22 @ 103.38(b)	400,000
250,000	New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 3/31/23 @ 206.5(b)	246,250
375,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(b)	368,437
1,506,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	1,600,125
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	29,475
406,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	401,432
255,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	326,400
1,464,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,782,420
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	19,960
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	91,553
44,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	41,360
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	27,750
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	483,800
295,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	280,250
430,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	395,600
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	51,288
65,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	61,100
605,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(b)	621,638
80,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	64,000
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/13/22 @ 104.31	20,200
20,000	Phillips 66, 3.70%, 4/6/23	20,279
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	26,474
1,172,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	1,174,887
270,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	272,700
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	350,494

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/21/22 @ 100(a)(b)(d)(e)	$—
10,000	SM Energy Co., 5.63%, 6/1/25, Callable 5/13/22 @ 101.88	10,000
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 5/13/22 @ 103.38^	51,125
130,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	129,675
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 5/13/22 @ 103	5,094
242,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	245,025
430,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	403,125
350,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	339,500
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	26,062
445,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	449,450
45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 204	43,200
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	42,020
11,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	10,815
40,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	40,000
137,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	140,425
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	1,020,000
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	67,980
1,000,000	Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	990,000
525,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	522,375
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	165,507
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	290,098

		33,305,871

Paper & Forest Products (0.0%†):
100,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(b)	85,125

Principal Amount		Value
Corporate Bonds, continued
Paper & Forest Products, continued
$45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	$43,313

		128,438

Personal Products (0.0%†):
125,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 203.5(b)	127,812

Pharmaceuticals (0.2%):
390,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(b)	306,150
1,000,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(b)	1,017,831
445,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(b)	402,725
115,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(b)	105,225
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	185,923
76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	81,700
30,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(b)	29,025
30,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b)	28,650
540,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b)	521,100
126,000	Viatris, Inc., 1.13%, 6/22/22	126,126
40,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	37,134
1,406,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	1,235,686
90,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	77,665

		4,154,940

Professional Services (0.1%):
140,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	136,150
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 102.81(b)	335,838
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(b)	335,837

		807,825

Real Estate (0.0%†):
550,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 200	561,719
250,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30, Callable 4/15/25 @ 205.26(b)	230,000

		791,719

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	$189,143
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	166,687
145,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	136,663
725,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	717,750

		1,210,243

Road & Rail (0.0%†):
135,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(b)	126,563

Semiconductors & Semiconductor Equipment (0.4%):
65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(b)	58,571
4,136,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	3,670,874
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	490,145
1,648,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	1,460,589
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(b)	188,898
310,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(b)	299,925
375,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(b)	350,625
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	47,750

		6,567,377

Software (0.4%):
40,000	Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	36,700
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(b)	36,225
220,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(b)	221,100
25,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(b)	23,687
25,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44^(b)	23,500
65,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(b)	60,287
150,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 12/15/22 @ 102(b)	145,125
220,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(b)	213,950
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	235,887
2,200,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,103,431
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	366,074

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$2,990,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	$2,722,506

		6,188,472

Specialty Retail (0.4%):
80,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(b)	74,700
85,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(b)	78,944
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	33,340
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	49,594
1,229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	1,257,488
120,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41^(b)	106,200
65,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(b)	56,225
125,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(b)	109,063
565,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	590,425
80,000	Lowe’s Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 200	80,479
1,165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	1,245,846
246,000	Lowe’s Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 200	248,901
1,003,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 200	1,039,211
1,138,000	Lowe’s Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 200	1,173,288
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(b)	19,100
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19^(b)	13,687
85,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(b)	76,713

		6,253,204

Technology Hardware, Storage & Peripherals (0.0%†):
320,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	328,086
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	58,828
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	89,833
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	112,229
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	99,567

		688,543

Textiles, Apparel & Luxury Goods (0.0%†):
130,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(b)	109,525

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods, continued
$40,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(b)	$36,600
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75^(b)	41,287
235,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(b)	208,269

		395,681

Tobacco (0.1%):
294,000	Altria Group, Inc., 4.25%, 8/9/42	262,250
191,000	Altria Group, Inc., 4.50%, 5/2/43	175,711
175,000	Altria Group, Inc., 5.38%, 1/31/44	180,411
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	78,324
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	236,793
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	126,110
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(b)	43,425

		1,103,024

Trading Companies & Distributors (0.2%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	298,807
2,465,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	2,428,434
30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	27,038
30,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(b)	28,537
15,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(b)	13,912
90,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(b)	83,363

		2,880,091

Wireless Telecommunication Services (0.4%):
1,155,000	Sprint Capital Corp., 8.75%, 3/15/32	1,553,475
1,265,000	Sprint Communications, Inc., 6.88%, 11/15/28	1,468,981
2,860,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	2,879,602
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	40,700
45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	42,720
430,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	431,676
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	56,263
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	111,110

		6,584,527

Total Corporate Bonds (Cost $339,375,432)		320,798,368

Yankee Debt Obligations (5.7%):
Aerospace & Defense (0.1%):
2,000,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(b)	1,920,000

Principal Amount		Value
Yankee Debt Obligations, continued
Aerospace & Defense, continued
$8,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 5/13/22 @ 103.75(b)	$8,220
34,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 5/13/22 @ 101.25(b)	34,170
500,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(b)	488,125
620,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103^(b)	576,600

		3,027,115

Banks (1.7%):
585,000	Barclays plc, 4.38%, 1/12/26	598,454
2,543,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	2,472,261
2,377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	2,465,401
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	191,490
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	538,614
205,000	HSBC Holdings plc, 4.25%, 3/14/24	207,686
1,000,000	HSBC Holdings plc, 4.95%, 3/31/30	1,068,142
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	201,773
6,069,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	6,249,049
3,200,000	Natwest Group plc, 5.13%, 5/28/24	3,287,962
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,608,844
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	564,339
2,625,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	2,729,596
680,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100^(b)	639,226
3,863,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(b)	3,501,547
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	183,570

		27,507,954

Biotechnology (0.0%†):
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	189,250

Capital Markets (1.1%):
787,000	Credit Suisse Group AG, 3.80%, 6/9/23	793,904
4,009,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	3,870,024
2,514,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	2,478,548
670,000	Credit Suisse Group Funding Guernsey, Ltd., 3.80%, 9/15/22	674,916
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	468,103
860,000	Deutsche Bank AG, 3.30%, 11/16/22	865,086
4,610,000	Deutsche Bank AG, 4.50%, 4/1/25	4,632,990

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Capital Markets, continued
$774,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(b)	$704,505

		14,488,076

Chemicals (0.0%†):
15,000	Consolidated Energy Finance SA, 4.58% (US0003M+375 bps), 6/15/22, Callable 4/25/22 @ 100(b)	14,888
350,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 4/25/22 @ 104.88(b)	357,875
510,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	512,550
230,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	232,875
255,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	232,392
125,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(b)	114,844

		1,465,424

Consumer Discretionary Services (0.0%†):
115,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(b)	111,981

Containers & Packaging (0.1%):
15,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(b)	14,794
25,000	Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19(b)	25,813
740,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	735,375

		775,982

Diversified Consumer Services (0.1%):
33,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	31,020
980,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(b)	982,450

		1,013,470

Diversified Financial Services (0.5%):
780,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	698,100
1,050,000	Altice Financing SA, 5.75%, 8/15/29, Callable 8/15/24 @ 102.88(b)	952,875
1,601,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(b)	1,584,990
430,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(b)	412,800
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	1,382,100
780,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	709,800

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services, continued
$565,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 205(b)	$526,156

		6,266,821

Diversified Telecommunication Services (0.1%):
1,155,000	Altice France SA, 8.13%, 2/1/27, Callable 4/25/22 @ 106.09(b)	1,186,763
700,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(b)	603,750
470,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	415,950
55,000	Telecom Italia SpA, 6.00%, 9/30/34	51,356

		2,257,819

Energy Equipment & Services (0.0%†):
379,688	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 5/13/22 @ 105.16(b)	373,043

Hotels, Restaurants & Leisure (0.0%†):
35,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 5/13/22 @ 102.88(b)	35,919
525,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	474,469
45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(b)	39,600
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(b)	34,050

		584,038

Industrial Services (0.0%†):
215,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 206.38^(b)	203,175

Insurance (0.2%):
1,414,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	1,405,144
1,200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 100(b)	1,051,564
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	208,000

		2,664,708

Materials (0.0%†):
125,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 210.5(b)	107,812
500,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 205(b)	492,500

		600,312

Media (0.0%†):
335,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	310,712

Metals & Mining (0.1%):
695,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 206.5(b)	676,756
500,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 4/25/22 @ 103.44(b)	513,125

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	$36,619
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,862
85,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 5/13/22 @ 109(b)	86,487

		1,317,849

Multi-Utilities (0.1%):
1,373,000	InterGen NV, 7.00%, 6/30/23, Callable 5/13/22 @ 100(b)	1,343,824

Oil, Gas & Consumable Fuels (1.1%):
2,502,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	2,583,315
335,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 4/25/22 @ 103.38(b)	332,906
510,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 5/13/22 @ 104.25(b)	520,837
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	147,083
565,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	590,425
2,500,000	Petroleos Mexicanos, 4.50%, 1/23/26	2,440,647
916,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	913,564
4,780,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	4,416,524
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,811,979
5,000,000	Petroleos Mexicanos, 6.35%, 2/12/48	3,927,935
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	272,714
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	45,787

		18,003,716

Pharmaceuticals (0.0%†):
295,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 5/13/22 @ 101.38(b)	293,894
313,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/19/22 @ 102.04(b)	315,348

		609,242

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	57,300
460,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(b)	437,000

		494,300

Sovereign Bond (0.3%):
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(b)	314,153
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 5/13/22 @ 100	12,509
342,505	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 5/13/22 @ 100	112,170

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$627,494	Argentine Republic Government International Bond, 0.12%, 7/9/35, Callable 5/13/22 @ 100	$183,542
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	299,420
900,000	Dominican Republic, 5.50%, 1/27/25(b)	933,750
3,150,000	Dominican Republic, 6.00%, 7/19/28(b)	3,213,000
150,000	Indonesia Government International Bond, 3.85%, 10/15/30^	157,124
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	387,689
115,000	Qatar Government International Bond, 3.40%, 4/16/25(b)	117,262
350,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	393,314
200,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	201,708
200,000	Saudi Government International Bond, 4.50%, 4/22/60(b)	216,724

		6,542,365

Telecommunications (0.0%†):
250,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 204(b)	249,838

Tobacco (0.0%†):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	463,084

Trading Companies & Distributors (0.2%):
2,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	2,141,434
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	323,763
1,379,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	1,304,397
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	160,007
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	164,250
503,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	462,883
527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	483,454
564,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	508,338

		5,548,526

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services (0.0%†):
$330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	$339,487
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	473,063
295,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	274,719
562,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 200(b)	554,733
490,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 200(b)	485,374

		2,127,376

Total Yankee Debt Obligations (Cost $104,792,690)		98,540,000

Municipal Bonds (0.2%):
California (0.0%†):
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	206,950
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,226

		221,176

Illinois (0.2%):
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,427,806
63,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	64,410

		3,492,216

New Jersey (0.0%†):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	398,084

Total Municipal Bonds (Cost $3,801,986)		4,111,476

U.S. Government Agency Mortgages (10.2%):
Federal Home Loan Mortgage Corporation (2.0%)
33,905	2.50%, 6/1/31, Pool #J34501	33,646
24,695	2.50%, 6/1/31, Pool #G18604	24,578
42,685	2.50%, 7/1/31, Pool #V61246	42,332
73,644	2.50%, 8/1/31, Pool #V61273	73,464
189,787	3.50%, 3/1/32, Pool #C91403	193,415
565,855	3.50%, 7/1/32, Pool #C91467	576,215
148,094	2.50%, 12/1/32, Pool #G18669	147,259
34,174	2.50%, 3/1/33, Pool #G18680	33,899
136,860	3.00%, 4/1/33, Pool #G18684	138,223
43,853	3.00%, 5/1/33, Pool #G16550	44,306
112,326	2.50%, 7/1/33, Pool #G16661	111,644
31,527	3.00%, 4/1/34, Pool #G16829	31,815
158,842	3.50%, 10/1/34, Pool #C91793	162,031
–	2.00%, 12/1/36, Pool #QN8895	—
424,095	4.00%, 5/1/37, Pool #C91938	437,525
185,823	4.00%, 11/1/40, Pool #A95150	192,816
264,398	3.50%, 1/1/44, Pool #G60271	270,653
528,646	3.50%, 1/1/44, Pool #G07922	537,744
71,389	4.00%, 2/1/45, Pool #G07949	75,286
61,279	3.50%, 11/1/45, Pool #Q37467	63,320
16,911	4.00%, 4/1/46, Pool #V82292	17,466
7,060	4.00%, 4/1/46, Pool #Q39975	7,304

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$121,725	3.50%, 9/1/46, Pool #Q43257	$123,311
8,147	4.50%, 12/1/46, Pool #Q45028	8,768
195,533	3.00%, 12/1/46, Pool #G60989	193,314
5,963	4.50%, 1/1/47, Pool #Q45635	6,415
12,592	4.50%, 2/1/47, Pool #Q46222	13,247
33,942	4.50%, 5/1/47, Pool #Q48095	35,722
10,333	4.50%, 5/1/47, Pool #Q47942	10,871
20,717	4.50%, 5/1/47, Pool #Q47935	21,790
39,006	4.50%, 6/1/47, Pool #Q48759	41,036
257,609	4.00%, 6/1/47, Pool #Q48877	268,003
23,603	4.50%, 7/1/47, Pool #Q49393	24,836
94,329	4.50%, 12/1/47, Pool #Q53017	98,910
11,854	4.00%, 2/1/48, Pool #Q54499	12,237
27,887	4.00%, 2/1/48, Pool #G61343	28,712
49,156	4.50%, 4/1/48, Pool #Q55660	51,565
20,666	4.50%, 4/1/48, Pool #Q55724	21,660
48,922	4.50%, 4/1/48, Pool #Q55500	51,275
61,446	4.50%, 5/1/48, Pool #Q55839	64,400
117,421	4.00%, 5/1/48, Pool #Q55992	121,161
166,807	4.00%, 6/1/48, Pool #G67713	173,546
53,319	4.00%, 7/1/48, Pool #Q59935	55,095
29,165	4.50%, 10/1/48, Pool #G67716	31,141
168,437	3.00%, 6/1/49, Pool #ZT2090	165,808
821,046	4.50%, 7/1/49, Pool #RA1171	876,920
6,205	3.00%, 10/1/49, Pool #QA3907	6,098
9,700	3.00%, 11/1/49, Pool #QA4483	9,534
10,603	3.00%, 12/1/49, Pool #QA5521	10,490
27,673	3.00%, 12/1/49, Pool #QA5154	27,195
161,780	3.00%, 4/1/50, Pool #QA9049	158,948
368,346	2.00%, 6/1/50, Pool #RA2677	343,392
481,167	2.50%, 11/1/50, Pool #SD7530	460,473
2,418,908	2.50%, 2/1/51, Pool #SD7535	2,325,834
1,399,956	2.00%, 3/1/51, Pool #SD8134	1,302,454
47,069	2.00%, 5/1/51, Pool #QC1514	43,805
2,332,312	2.50%, 5/1/51, Pool #SD7540	2,234,424
1,412,410	2.00%, 5/1/51, Pool #SD7541	1,314,791
28,978	2.00%, 7/1/51, Pool #QC4163	26,965
379,950	2.50%, 7/1/51, Pool #RA5574	363,478
1,061,682	2.50%, 8/1/51, Pool #QC5848	1,015,223
487,942	3.00%, 9/1/51, Pool #QC6608	478,552
489,257	3.00%, 9/1/51, Pool #QC7496	479,634
1,272,719	2.00%, 10/1/51, Pool #RA5715	1,182,867
496,503	3.00%, 10/1/51, Pool #QC9077	486,713
734,414	2.00%, 10/1/51, Pool #RA6076	684,020
503,192	3.00%, 11/1/51, Pool #QD1240	493,288
1,275,923	2.00%, 11/1/51, Pool #RA6241	1,188,391
439,861	2.00%, 11/1/51, Pool #RA6302	409,106
499,226	3.00%, 12/1/51, Pool #QD3200	489,380
2,265,775	2.50%, 12/1/51, Pool #RA6435	2,167,311
687,050	2.50%, 12/1/51, Pool #RA6434	657,109
296,545	2.50%, 12/1/51, Pool #RA6496	283,617
493,359	2.00%, 12/1/51, Pool #RA6510	459,447
841,672	2.50%, 1/1/52, Pool #RA6622	805,092
262,549	3.00%, 1/1/52, Pool #QD5561	257,855
424,817	3.00%, 1/1/52, Pool #RA6604	416,444
1,092,856	2.00%, 2/1/52, Pool #RA6824	1,016,834
1,095,682	2.00%, 2/1/52, Pool #RA6823	1,019,889
730,037	3.50%, 3/1/52, Pool #RA6949	733,178
765,689	3.50%, 3/1/52, Pool #RA6950	771,677
2,500,592	3.00%, 3/1/52, Pool #RA6988	2,452,539
1,300,249	3.50%, 3/1/52, Pool #RA6987	1,312,611

		33,603,342

Federal National Mortgage Association (6.0%)
38,587	2.50%, 5/1/31, Pool #BC0919	38,417
52,826	2.50%, 8/1/31, Pool #BC2778	52,593

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$38,103	2.50%, 10/1/31, Pool #AS8010	$37,782
266,418	2.50%, 1/1/32, Pool #BE3032	265,167
42,659	2.50%, 9/1/32, Pool #MA3124	42,419
22,601	3.00%, 3/1/33, Pool #BM4614	22,866
3,700,000	1.50%, 4/25/36, TBA	3,505,172
373,948	6.00%, 5/1/36, Pool #745512	426,677
133,964	2.00%, 12/1/36, Pool #BU1384	130,219
4,850,000	2.00%, 4/25/37, TBA	4,709,047
4,400,000	2.00%, 5/25/37, TBA	4,263,016
14,122	3.50%, 12/1/40, Pool #AH1556	14,452
371,645	2.00%, 2/1/42, Pool #MA4540	349,130
38,523	4.00%, 10/1/43, Pool #BM1167	40,341
260,386	4.50%, 3/1/44, Pool #AV0957	275,988
136,268	4.50%, 7/1/44, Pool #AS3062	143,801
153,876	4.50%, 12/1/44, Pool #AS4176	163,245
124,773	4.00%, 5/1/45, Pool #AZ1207	128,579
59,516	4.00%, 6/1/45, Pool #AY8126	61,248
131,839	4.00%, 6/1/45, Pool #AY8096	135,827
261,330	3.50%, 7/1/45, Pool #AZ0814	269,853
181,841	3.50%, 8/1/45, Pool #AY8424	187,756
124,178	4.50%, 12/1/45, Pool #BA6997	129,800
26,961	4.00%, 12/1/45, Pool #AS6352	27,750
10,149	4.50%, 1/1/46, Pool #AY3890	10,676
71,506	4.00%, 2/1/46, Pool #BC1578	73,757
4,211	4.50%, 3/1/46, Pool #BC0287	4,537
268,622	4.00%, 4/1/46, Pool #AL8468	278,714
22,752	4.00%, 4/1/46, Pool #AS7024	23,508
38,608	4.50%, 6/1/46, Pool #BD1238	41,148
181,447	4.00%, 6/1/46, Pool #AL9282	187,177
104,678	4.00%, 7/1/46, Pool #BC1443	108,844
26,584	4.00%, 9/1/46, Pool #BD1489	27,438
109,093	4.00%, 9/1/46, Pool #BC2843	113,438
86,836	3.50%, 10/1/46, Pool #AL9285	87,611
56,948	4.50%, 10/1/46, Pool #BE1671	59,732
101,211	4.00%, 10/1/46, Pool #BC4754	105,237
17,667	4.00%, 10/1/46, Pool #BD7599	18,234
51,658	4.50%, 11/1/46, Pool #BE2386	55,652
4,753	4.50%, 12/1/46, Pool #BC9079	5,112
102,133	4.50%, 12/1/46, Pool #BE4488	110,032
276,088	3.50%, 12/1/46, Pool #BC9077	285,210
30,486	4.50%, 1/1/47, Pool #BE6506	32,532
36,238	4.50%, 1/1/47, Pool #BE7087	38,342
48,035	4.50%, 2/1/47, Pool #BE8498	50,597
384,753	4.00%, 2/1/47, Pool #AL9779	398,579
51,972	4.00%, 5/1/47, Pool #BM1277	53,545
8,704	4.50%, 6/1/47, Pool #BE9387	9,205
19,334	4.50%, 6/1/47, Pool #BH0561	20,278
6,382	4.00%, 6/1/47, Pool #BH4269	6,576
56,186	4.50%, 6/1/47, Pool #BE3663	59,407
50,759	4.50%, 7/1/47, Pool #BE3749	53,672
28,580	4.00%, 7/1/47, Pool #AS9968	29,442
19,657	4.50%, 4/1/48, Pool #BJ5454	20,473
56,191	4.00%, 4/1/48, Pool #BM3700	57,896
6,147	4.50%, 5/1/48, Pool #BJ5507	6,403
287,663	4.50%, 10/1/48, Pool #CA2432	303,039
72,844	4.50%, 10/25/48, Pool #BM4548	77,788
339,014	4.50%, 12/1/48, Pool #CA2797	356,668
195,115	4.50%, 9/1/49, Pool #FM1534	208,233
9,977	3.00%, 11/1/49, Pool #BO8254	9,804
277,939	4.00%, 11/1/49, Pool #CA4628	286,511
44,765	3.50%, 11/1/49, Pool #CA4557	45,231
149,572	3.00%, 1/1/50, Pool #CA5019	146,996
193,971	3.00%, 1/1/50, Pool #MA3905	190,999
188,901	3.00%, 2/1/50, Pool #CA5126	185,473
633,017	4.00%, 3/1/50, Pool #FM3663	647,145

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$146,089	3.00%, 4/1/50, Pool #MA3991	$143,562
15,000,011	3.50%, 7/1/50, Pool #MA4080	15,064,395
93,984	2.00%, 7/1/50, Pool #FM3897	87,598
133,445	2.00%, 7/1/50, Pool #CA6275	124,358
383,149	2.50%, 8/1/50, Pool #SD0430	366,603
2,960,952	3.50%, 8/1/50, Pool #FM7147	3,014,419
677,924	3.00%, 8/1/50, Pool #FM6118	666,085
59,643	3.00%, 9/1/50, Pool #FM4317	58,654
149,094	3.00%, 9/1/50, Pool #CA6998	146,235
170,672	2.50%, 10/1/50, Pool #CA7229	163,503
141,658	2.00%, 10/1/50, Pool #CA7323	131,847
92,397	2.00%, 11/1/50, Pool #C47616	85,958
166,713	3.00%, 12/1/50, Pool #FM7827	163,927
2,302,209	3.50%, 1/1/51, Pool #FM7599	2,316,284
–	2.50%, 2/1/51, Pool #CA8950	—
2,271,485	2.00%, 3/1/51, Pool #MA4281	2,113,280
4,813,661	3.00%, 4/1/51, Pool #BR9775	4,725,017
2,200,414	2.00%, 4/1/51, Pool #MA4305	2,047,662
1,145,217	2.50%, 4/1/51, Pool #FM6540	1,099,759
647,552	3.00%, 5/1/51, Pool #CB0531	636,269
1,467,701	3.00%, 6/1/51, Pool #CB0850	1,440,285
21,068	2.00%, 7/1/51, Pool #BT1461	19,612
521,224	3.00%, 7/1/51, Pool #FM8077	511,550
47,093	2.00%, 7/1/51, Pool #BQ1010	43,936
529,897	2.50%, 8/1/51, Pool #CB1384	507,038
390,894	2.50%, 9/1/51, Pool #CB1549	374,274
513,895	2.00%, 10/1/51, Pool #CB1799	478,758
680,908	2.00%, 10/1/51, Pool #CB1801	634,110
559,621	2.00%, 11/1/51, Pool #FM9539	521,157
1,377,021	2.50%, 11/1/51, Pool #FM9501	1,318,414
866,394	2.00%, 11/1/51, Pool #FM9568	808,175
1,087,950	2.00%, 12/1/51, Pool #CB2349	1,013,149
392,258	2.00%, 12/1/51, Pool #CB2350	365,348
372,766	2.50%, 12/1/51, Pool #CB2376	356,566
1,680,994	2.50%, 12/1/51, Pool #FM9865	1,609,456
939,952	2.50%, 12/1/51, Pool #CB2289	898,957
393,186	2.50%, 12/1/51, Pool #CB2320	376,459
295,459	2.00%, 12/1/51, Pool #CB2348	275,152
448,941	3.00%, 12/1/51, Pool #BT9503	440,096
295,980	2.00%, 12/1/51, Pool #CB2347	276,092
414,796	2.50%, 12/1/51, Pool #CB2321	396,716
1,660,237	2.00%, 1/1/52, Pool #FS0286	1,546,111
717,541	2.00%, 1/1/52, Pool #FS0288	667,578
284,700	3.00%, 1/1/52, Pool #CB2662	279,274
399,960	3.50%, 1/1/52, Pool #MA4514	401,755
1,690,824	2.00%, 2/1/52, Pool #CB2842	1,571,641
1,045,039	2.50%, 2/1/52, Pool #FS0605	999,099
996,400	3.00%, 2/1/52, Pool #FS0631	976,598
675,361	3.00%, 3/1/52, Pool #BV0350	662,382
675,000	2.50%, 3/1/52, Pool #FS1082	648,669
1,154,801	3.00%, 3/1/52, Pool #MA4564	1,131,667
475,934	3.50%, 3/1/52, Pool #CB3174	477,787
3,000,000	1.50%, 4/25/52, TBA	2,677,031
3,500,000	2.50%, 4/25/52, TBA	3,341,953
4,225,000	2.00%, 4/25/52, TBA	3,923,309
300,000	3.50%, 4/25/52, TBA	300,656
3,100,000	3.00%, 4/25/52, TBA	3,034,609
1,900,000	1.50%, 5/25/52, TBA	1,691,594
5,250,000	2.00%, 5/25/52, TBA	4,864,453
3,800,000	2.50%, 5/25/52, TBA	3,621,133
200,000	3.50%, 5/25/52, TBA	199,695
4,400,000	2.50%, 6/25/52, TBA	4,185,500

		103,335,245

Government National Mortgage Association (2.2%)
19,631	4.00%, 10/20/40, Pool #G24833	20,535

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$58,916	4.00%, 1/20/41, Pool #4922	$61,630
62,714	4.00%, 8/15/41, Pool #430354	65,688
671,631	4.00%, 1/20/42, Pool #5280	702,581
90,701	4.00%, 11/20/42, Pool #MA0535	94,881
216,192	3.00%, 12/20/42, Pool #AA5872	215,109
140,724	3.00%, 3/20/43, Pool #AA6146	146,768
26,578	3.50%, 3/20/43, Pool #AD8884	27,367
60,404	3.00%, 3/20/43, Pool #AD8812	62,356
10,261	3.50%, 4/20/43, Pool #AB9891	10,565
26,914	3.50%, 4/20/43, Pool #AD9075	27,712
59,842	4.00%, 5/20/46, Pool #MA3664	62,009
293,884	3.00%, 12/20/46, Pool #MA4126	294,328
58,268	4.00%, 1/15/47, Pool #AX5857	60,342
37,648	4.00%, 1/15/47, Pool #AX5831	39,227
419,574	3.00%, 1/20/47, Pool #MA4195	415,614
182,097	4.00%, 3/20/47, Pool #MA4322	187,919
31,427	4.00%, 4/20/47, Pool #MA4383	32,432
102,322	4.00%, 4/20/47, Pool #784304	105,368
96,283	4.00%, 4/20/47, Pool #784303	99,144
33,712	4.00%, 5/20/47, Pool #MA4452	34,790
21,604	3.50%, 2/20/48, Pool #MA5019	21,878
18,935	4.00%, 4/20/48, Pool #BG3507	19,841
16,100	4.00%, 4/20/48, Pool #BG7744	16,871
2,860	3.50%, 12/20/49, Pool #BR8984	2,886
4,687	3.50%, 12/20/49, Pool #BR8987	4,897
8,880	3.50%, 12/20/49, Pool #BR8985	8,973
292,815	3.50%, 4/20/50, Pool #MA6600	295,996
2,112,072	3.50%, 11/20/50, Pool #MA6997	2,135,021
609,845	3.00%, 9/20/51, Pool #MA7590	604,386
613,849	3.00%, 10/20/51, Pool #MA7650	608,275
74,047	2.50%, 12/20/51, Pool #MA7767	71,935
1,675,000	3.00%, 4/20/52, TBA	1,656,418
3,775,000	2.50%, 4/20/52, TBA	3,661,160
3,800,000	2.00%, 4/20/52, TBA	3,614,156
8,500,000	3.50%, 4/20/52, TBA	8,551,797
5,500,000	2.50%, 5/20/52, TBA	5,322,754
2,150,000	3.00%, 5/20/52, TBA	2,120,606
7,050,000	2.00%, 5/20/52, TBA	6,696,398

		38,180,613

Total U.S. Government Agency Mortgages (Cost $180,513,732)		175,119,200

U.S. Treasury Obligations (19.6%):
U.S. Treasury Bonds (6.2%)
32,428,000	1.75%, 8/15/41	28,146,490
1,605,300	3.00%, 2/15/47	1,731,216
66,722,000	2.00%, 8/15/51	60,185,329
10,106,000	1.88%, 11/15/51	8,863,278
7,300,000	2.25%, 2/15/52	6,997,734

		105,924,047

U.S. Treasury Notes (13.4%)
72,300,000	0.13%, 5/31/23	70,831,406
85,000,000	0.75%, 5/31/26	79,142,969
18,472,000	1.25%, 12/31/26	17,476,244
7,155,200	1.25%, 5/31/28	6,668,870
17,310,000	1.25%, 9/30/28	16,082,072
43,791,000	1.38%, 11/15/31	40,191,927

		230,393,488

Total U.S. Treasury Obligations (Cost $361,270,412)		336,317,535

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.8%):
$12,935,693	BlackRock Liquidity FedFund, Institutional Class, 0.03%(f)(g)	$12,935,693

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $12,935,693)		12,935,693

Shares		Value
Unaffiliated Investment Company (4.4%):

Money Markets (4.4%):
75,110,042	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(g)	75,110,042

Total Unaffiliated Investment Company (Cost $75,110,042)		75,110,042

Total Investment Securities (Cost $1,798,384,065) - 104.9%		1,802,924,430
Net other assets (liabilities) - (4.9)%		(84,384,287)

Net Assets - 100.0%		$1,718,540,143

Percentages indicated are based on net assets as of March 31, 2022.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $12,427,782.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 0.04% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2022.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.00% of the net assets of the fund.

(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(g)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	103	$23,333,363	$386,316

				$386,316

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (0.2%):
Diversified Telecommunication Services (0.0%†):
1,287	Frontier Communications Parent, Inc.*	$35,611

Hotels, Restaurants & Leisure (0.0%†):
800	Caesars Entertainment, Inc.*	61,888

Media (0.0%†):
2,400	Altice USA, Inc., Class A*	29,952

Oil, Gas & Consumable Fuels (0.2%):
22	Amplify Energy Corp.*	121
2,649	Denbury, Inc.*	208,132
5,889	Sanchez Energy Corp.*(a)	327,467

		535,720

Semiconductors & Semiconductor Equipment (0.0%†):
698	Micron Technology, Inc.	54,367

Total Common Stocks (Cost $293,595)		717,538

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
600	PG&E Corp., 5.50%, 8/16/23	67,464

Total Preferred Stock (Cost $70,437)		67,464

Contracts		Value
Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24	1,367

Total Warrant (Cost $–)		1,367

Principal Amount		Value
Asset Backed Securities (2.2%):
$1,269,268	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	1,071,741
400,553	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	318,022
239,056	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	164,950
196,201	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	172,618
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	113,500
243,503	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	156,119
332,295	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(b)	273,707
589,383	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(b)	562,433
88,542	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	85,960
550,146	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	498,579
477,466	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(b)	447,201
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	157,119
348,160	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	315,350

Principal Amount		Value
Asset Backed Securities, continued
$204,375	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	$189,238
300,553	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	271,002
526,620	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	485,362
550,080	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	545,798
216,919	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	193,489
205,447	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	189,171
254,000	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(b)	243,467
329,418	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	310,358
217,000	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 3/5/28 @ 100(b)	196,884
373,298	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	332,720
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	182,838
344,346	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	310,845
518,449	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	454,603
355,384	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	313,452
504,673	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	449,991

Total Asset Backed Securities (Cost $10,275,747)		9,006,517

Collateralized Mortgage Obligations (8.4%):
250,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 1.37%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(b)	247,300
460,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 1.24%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(b)	453,350

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$273,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 1.39%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(b)	$270,296
393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.56%(US0003M+132bps), 10/15/32, Callable 4/15/22 @ 100(b)	391,226
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 1.49%(US0003M+125bps), 4/17/33, Callable 4/17/22 @ 100(b)	248,415
342,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 1.37%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(b)	339,880
408,000	Ares LVIII CLO, Ltd., Class AR, Series 2020-58A, 1.51%(TSFR3M+133bps), 1/15/35, Callable 1/15/24 @ 100(b)	407,045
387,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.31%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(b)	384,140
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 2.45%(TSFR1M+215bps), 1/15/39(b)	100,000
227,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 1.45%(TSFR1M+115bps), 1/15/39(b)	227,000
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(b)	94,971
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	265,520
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	41,550
440,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.47%(US0003M+122bps), 1/20/32, Callable 4/20/22 @ 100(b)	437,384
250,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 1.39%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(b)	247,574
417,000	Beechwood Park CLO, Ltd., Class A1R, Series 2019-1A, 1.56%(TSFR3M+130bps), 1/17/35, Callable 1/17/24 @ 100(b)	416,013

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(c)	$50,908
331,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 1.27%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(b)	327,945
201,000	BFLD Trust, Class A, Series 2020-OBRK, 2.45%(US0001M+205bps), 11/15/22(b)	199,012
461,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.23%(US0003M+99bps), 4/15/29, Callable 4/15/22 @ 100(b)	459,699
574,000	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 1.32%(TSFR1M+101bps), 2/15/39(b)	562,930
173,000	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 1.62%(TSFR1M+131bps), 2/15/39(b)	169,175
190,400	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.48%(US0001M+108bps), 10/15/36(b)	188,730
244,607	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.40%(US0001M+100bps), 11/15/32(b)	242,347
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.30%(US0001M+190bps), 4/15/34(b)	180,630
238,850	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.65%(US0001M+125bps), 10/15/36(b)	236,700
339,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.85%(US0001M+145bps), 10/15/36(b)	335,938
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 2.00%(US0001M+160bps), 4/15/34(b)	172,695
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.70%(US0001M+130bps), 4/15/34(b)	261,684
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.40%(US0001M+100bps), 4/15/34(b)	395,514
476,000	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 2.20%(US0001M+180bps), 10/15/36(b)	470,921
130,271	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 3.02%(US0001M+263bps), 9/15/37(b)	110,580

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$96,145	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 2.20%(US0001M+180bps), 11/15/35(b)	$95,999
173,000	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 1.87%(TSFR1M+156bps), 2/15/39(b)	169,223
173,000	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 2.27%(TSFR1M+196bps), 2/15/39(b)	169,384
447,000	BX Mortgage Trust, Class A, Series 2021-PAC, 1.09%(US0001M+69bps), 10/15/36(b)	437,642
100,000	BX Mortgage Trust, Class C, Series 2021-PAC, 1.50%(US0001M+110bps), 10/15/36(b)	95,875
100,000	BX Mortgage Trust, Class B, Series 2021-PAC, 1.30%(US0001M+90bps), 10/15/36(b)	96,156
100,000	BX Mortgage Trust, Class D, Series 2021-PAC, 1.70%(US0001M+130bps), 10/15/36(b)	95,500
302,000	BX Mortgage Trust, Class E, Series 2021-PAC, 2.34%(US0001M+195bps), 10/15/36(b)	290,958
245,755	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 6/25/22 @ 100(b)(c)	243,292
336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.30%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(b)	332,222
264,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A, 1.35%(US0003M+110bps), 10/20/32, Callable 10/20/22 @ 100(b)	261,454
250,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 1.39%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	247,427
387,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022-15A, 2.03%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	386,539
622,457	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.52%(US0001M+112bps), 6/15/34(b)	616,190
122,109	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.90%(US0001M+150bps), 6/15/34(b)	120,286

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$137,993	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 2.15%(US0001M+175bps), 6/15/34(b)	$134,544
75,000	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 2.70%(US0001M+230bps), 8/15/36(b)	73,180
64,875	CIM Retail Portfolio Trust, Class B, Series 2021-RETL, 2.30%(US0001M+190bps), 8/15/36(b)	63,634
75,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 3.45%(US0001M+305bps), 8/15/36(b)	72,818
328,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020-29A, 1.42%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(b)	324,792
580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.56%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	575,307
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.45%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	436,132
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	83,544
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.63%(US0001M+123bps), 5/15/36(b)	202,940
116,481	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(b)	110,488
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	306,574
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	121,708
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 2.65%(US0001M+225bps), 12/15/30(b)	1,378,090
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	97,679
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	98,281
250,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 1.40%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	247,274
382,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.46%(US0003M+122bps), 1/18/32, Callable 4/18/22 @ 100(b)	380,356

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$296,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 1.39%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(b)	$293,256
250,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 1.29%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(b)	247,604
250,000	Dryden 98 CLO, Ltd., Class A, Series 2022-98A, 2.20%(TSFR3M+130bps), 4/20/35, Callable 4/20/24 @ 100(b)	249,413
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.42%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(b)	297,744
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.49%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(b)	248,315
378,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 1.39%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(b)	375,683
612,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 1.10%(US0001M+70bps), 11/15/36(b)	600,158
99,388	Extended Stay America Trust, Class C, Series 2021-ESH, 2.10%(US0001M+170bps), 7/15/38(b)	97,961
121,254	Extended Stay America Trust, Class B, Series 2021-ESH, 1.78%(US0001M+138bps), 7/15/38(b)	119,588
213,685	Extended Stay America Trust, Class A, Series 2021-ESH, 1.48%(US0001M+108bps), 7/15/38(b)	211,099
134,174	Extended Stay America Trust, Class D, Series 2021-ESH, 2.65%(US0001M+225bps), 7/15/38(b)	132,159
250,000	Flatiron CLO 19, Ltd., Class AR, Series 2019-1A, 1.54%(US0003M+108bps), 11/16/34, Callable 11/16/22 @ 100(b)	247,728
430,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.78%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(b)	427,400
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 1.36%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(b)	247,924

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$264,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 1.35%(US0001M+95bps), 10/15/36(b)	$258,982
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 1.55%(US0001M+115bps), 10/15/36(b)	99,823
250,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 1.25%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(b)	247,280
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(b)	63,695
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(b)	97,955
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(b)	132,535
506,000	KKR CLO 41, Ltd., Class A1, Series 2022-41A, 2.02%(TSFR3M+133bps), 4/15/35, Callable 4/15/24 @ 100(b)	504,804
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 2.15%(US0001M+175bps), 3/15/38(b)	94,428
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 1.80%(US0001M+140bps), 3/15/38(b)	94,802
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 1.50%(US0001M+110bps), 3/15/38(b)	94,781
388,273	Life Mortgage Trust, Class A, Series 2021-BMR, 1.10%(US0001M+70bps), 3/15/38(b)	379,572
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 1.28%(US0001M+88bps), 3/15/38(b)	94,913
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.45%(US0003M+121bps), 1/15/32, Callable 4/15/22 @ 100(b)	248,748
460,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.39%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(b)	457,469
369,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 1.19%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(b)	365,277

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 1.36%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(b)	$248,842
275,686	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.18%(US0003M+92bps), 1/22/28, Callable 4/22/22 @ 100(b)	275,057
325,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 1.27%(US0003M+102bps), 4/20/34, Callable 4/20/22 @ 100(b)	320,504
271,000	Magnetite XXIII, Ltd., Class AR, Series 2019-23A, 1.25%(US0003M+113bps), 1/25/35, Callable 1/25/24 @ 100(b)	268,096
400,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 1.23%(US0003M+99bps), 1/15/34, Callable 4/15/22 @ 100(b)	396,606
250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 1.39%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(b)	247,565
400,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 1.26%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	396,519
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.32%(US0003M+107bps), 10/20/30, Callable 4/20/22 @ 100(b)	461,321
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	83,836
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	208,938
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	580,073
303,344	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.65%(US0001M+125bps), 6/15/35(b)	303,965
731,260	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.90%(US0001M+150bps), 6/15/35(b)	724,906
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)(c)	79,064

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 1.38%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(b)	$247,294
109,656	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.90%(US0001M+145bps), 12/15/37(b)	108,217
470,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 1.37%(US0003M+112bps), 4/20/34, Callable 4/20/23 @ 100(b)	466,513
420,000	RR 7, Ltd., Class A1AB, Series 2019-7A, 1.52%(TSFR3M+134bps), 1/15/37, Callable 7/15/22 @ 100(b)	419,016
53,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 2.95%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(b)	52,751
103,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 2.30%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(b)	102,292
410,000	SREIT Trust, Class A, Series 2021-MFP, 1.13%(US0001M+73bps), 11/15/38(b)	401,682
146,000	SREIT Trust, Class C, Series 2021-MFP, 1.73%(US0001M+133bps), 11/15/38(b)	142,068
100,000	SREIT Trust, Class D, Series 2021-MFP, 1.97%(US0001M+158bps), 11/15/38(b)	96,932
235,000	SREIT Trust, Class B, Series 2021-MFP, 1.48%(US0001M+108bps), 11/15/38(b)	229,559
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.33%(US0003M+108bps), 4/20/33, Callable 4/20/22 @ 100(b)	348,836
434,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022-32A, 1.63%(TSFR3M+132bps), 4/23/35(b)	433,262
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	17,688
370,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(b)	329,729
250,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 1.41%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(b)	248,705

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$444,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 1.40%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	$440,636
250,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 1.39%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(b)	248,190
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.52%(US0003M+127bps), 7/20/32, Callable 4/20/22 @ 100(b)	513,685
261,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 1.60%(US0001M+120bps), 5/15/31(b)	257,672
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	246,475
Total Collateralized Mortgage Obligations (Cost $34,733,409)		34,280,150

Convertible Bonds (0.3%):
Entertainment (0.0%†):
37,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	48,260

Hotels, Restaurants & Leisure (0.0%†):
38,000	Booking Holdings, Inc., 0.75%, 5/1/25^	55,888
40,000	Vail Resorts, Inc., 0.62%, 1/1/26	39,088

		94,976

Leisure Products (0.0%†):
28,000	Callaway Golf Co., 2.75%, 5/1/26	42,911

Media (0.1%):
85,000	DISH Network Corp., 2.38%, 3/15/24	79,603
209,000	DISH Network Corp., 3.38%, 8/15/26	189,949

		269,552

Oil, Gas & Consumable Fuels (0.2%):
46,865	Mesquite Energy, Inc., 15.00%, 7/15/23	244,167
79,890	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)	375,483

		619,650

Professional Services (0.0%†):
23,000	FTI Consulting, Inc., 2.00%, 8/15/23	36,598
33,000	KBR, Inc., 2.50%, 11/1/23	71,872

		108,470

Semiconductors & Semiconductor Equipment (0.0%†):
13,000	ON Semiconductor Corp., 1.63%, 10/15/23	40,535

Total Convertible Bonds (Cost $638,023)		1,224,354

Principal Amount		Value
Bank Loans (0.2%):
Chemicals (0.0%†):
$24,875	Consolidated Energy Term Incr B 1Ln, 0.04% (LIBOR+350bps )	$24,377
10,000	Diversey Term B 1Ln, 0.00% (LIBOR+300bps ), 9/14/28	9,785

		34,162

Construction & Engineering (0.0%†):
50,000	Convergint Tech Term 2Ln, 0.00% (LIBOR+675bps ), 3/18/29	49,875
9,950	Convergint Tech Term B 1Ln, 0.00% (LIBOR+350bps ), 3/31/28	9,838

		59,713

Consumer Discretionary Products (0.0%†):
15,224	Authentic Brands Term B2 1Ln, 0.04% (LIBOR+350bps ), 1/31/29	14,958
2,388	Authentic Brands Term B3 1Ln, 0.04% (LIBOR+350bps ), 1/31/29	2,346

		17,304

Diversified Consumer Services (0.1%):
5,000	Ascend Learning Term 2Ln, 0.06% (LIBOR+575bps ), 11/18/29	4,963
75,000	Ascend Learning Term Ln, 0.04% (LIBOR+350bps ), 11/17/28	74,081

		79,044

Hotels, Restaurants & Leisure (0.1%):
110,000	City Football Group Term B 1Ln, 4.00% (LIBOR+350bps ), 7/9/28, Callable 5/12/22 @ 100	107,663
75,854	Diamond Sports Broadcasting Term B 1Ln, 3.71% (LIBOR+325bps ), 8/24/26, Callable 5/12/22 @ 100	26,012
176,813	Golden Entertainment Term B 1Ln, 3.75% (LIBOR+300bps ), 10/20/24, Callable 5/12/22 @ 100	174,382

		308,057

Media (0.0%†):
2,388	Authentic Brands Term B1 1Ln, 4.00% (LIBOR+350bps ), 12/8/28, Callable 5/12/22 @ 101	2,347
52,062	Sinclair Broadcasting, 0.00%, 5/19/26	52,720

		55,067

Software (0.0%†):
6,771	Ion Analytics Term 1Ln, 0.00% (LIBOR+400bps ), 2/4/28	6,700

Software & Tech Services (0.0%†):
47,029	athenahealth, 0.00%, 1/27/29	46,453
7,971	athenahealth, 0.00%, 1/27/29	7,873

		54,326

Total Bank Loans (Cost $632,625)		614,373

Corporate Bonds (32.5%):
Aerospace & Defense (0.6%):
214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	225,237
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	227,872
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	224,076

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	$230,662
210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	243,408
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	120,313
170,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(b)	163,625
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	5,344
65,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	63,212
60,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 5/13/22 @ 105.16	60,900
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 5/13/22 @ 103.19	60,300
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 5/13/22 @ 103.75	56,787
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	605,425
115,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	107,813

		2,394,974

Air Freight & Logistics (0.1%):
100,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(b)	97,000
205,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/13/22 @ 103.13(b)	211,150

		308,150

Auto Components (0.0%†):
55,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	48,675

Automobiles (0.4%):
199,000	Magallanes, Inc., 3.43%, 3/15/24(b)	200,147
109,000	Magallanes, Inc., 3.64%, 3/15/25(b)	109,812
213,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(b)	212,908
74,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(b)	74,529
98,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	98,343
115,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	116,807
91,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	92,749
55,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(b)	50,325
105,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	89,775
75,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(b)	65,812
354,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(b)	354,622
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(b)	310,453

		1,776,282

Principal Amount		Value
Corporate Bonds, continued
Banking (0.0%†):
$30,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(b)	$30,338

Banks (2.7%):
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	671,633
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	623,819
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	132,432
930,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	826,195
100,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	101,000
245,000	CIT Group, Inc., 6.13%, 3/9/28	271,950
1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	1,099,140
393,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	393,929
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,685,009
200,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	176,569
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,060,455
267,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	249,781
296,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	290,107
449,000	Wells Fargo & Co., 3.53%, 3/24/28, Callable 3/24/27 @ 100, MTN	447,050
938,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	991,152

		11,020,221

Beverages (0.6%):
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	507,073
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	229,009
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	535,018
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	552,823
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	657,292
150,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	128,625

		2,609,840

Biotechnology (0.1%):
245,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(b)	217,438

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Building Products (0.1%):
$255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(b)	$254,362
55,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(b)	51,219
15,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(b)	13,969

		319,550

Capital Markets (2.4%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	289,342
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	577,850
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	711,295
751,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	738,074
612,000	Blackstone Private Credit Fund, 4.70%, 3/24/25(b)	613,022
140,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(b)	124,075
140,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	119,700
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,149,465
510,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	452,975
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	244,116
70,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(b)	66,500
25,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(b)	23,563
25,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	23,250
2,124,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	2,145,378
632,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	629,734
170,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(b)	157,250
70,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63^(b)	65,450
45,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(b)	40,444
190,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 108.06(b)	198,868
200,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(b)	181,500

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	$475,532
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	564,503
20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	18,325
50,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(b)	47,625
80,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)	65,000

		9,722,836

Chemicals (0.3%):
16,000	CF Industries, Inc., 4.95%, 6/1/43	17,160
259,000	CF Industries, Inc., 5.38%, 3/15/44	292,346
170,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100	169,150
355,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	345,237
25,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31(b)	22,313
115,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(b)	116,869
125,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	123,125
60,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	53,100
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	32,025
135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	116,438
80,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(b)	78,220
55,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(b)	51,356

		1,417,339

Commercial Services & Supplies (0.1%):
55,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(b)	50,875
165,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5^(b)	160,875
35,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(b)	33,600
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(b)	33,031
70,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(b)	65,800
120,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	112,800

		456,981

Communications Equipment (0.1%):
90,000	CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56^(b)	81,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Communications Equipment, continued
$90,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	$82,800
115,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(b)	108,675

		272,475

Construction & Engineering (0.2%):
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	37,700
280,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 5/13/22 @ 104.25(b)	259,700
105,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	98,831
80,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(b)	77,100
35,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(b)	33,513
350,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	328,562

		835,406

Consumer Discretionary Products (0.0%†):
125,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(b)	117,500
15,000	MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(b)	13,950

		131,450

Consumer Discretionary Services (0.0%†):
70,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(b)	64,313
115,000	RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable 12/15/22 @ 102.63(b)	112,125

		176,438

Consumer Finance (2.6%):
200,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), Callable 5/15/26 @ 100	188,779
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	578,706
130,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	126,999
148,000	Ally Financial, Inc., 5.13%, 9/30/24	154,119
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	350,274
462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	462,998
237,000	Capital One Financial Corp., 2.64%, 3/3/26, Callable 3/3/25 @ 100	232,164
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	834,748
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	642,091
303,000	Capital One Financial Corp., 3.27%, 3/1/30, Callable 3/1/29 @ 100	292,906

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	$253,763
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,002,204
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	394,710
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	363,174
110,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	107,050
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	200,698
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	519,898
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,487,713
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	82,026
240,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	240,199
175,000	OneMain Finance Corp., 6.88%, 3/15/25	182,875
110,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	101,750
100,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	90,125
170,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	150,025
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	119,365
381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	387,744
577,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	585,796
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	657,970

		10,790,869

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(b)	4,800
85,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	75,862
30,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(b)	27,450

		108,112

Diversified Consumer Services (0.1%):
170,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	164,475
32,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	29,880
141,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(b)	143,820

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$275,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69(b)	$277,750

		615,925

Diversified Financial Services (0.3%):
85,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(b)	77,775
59,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	59,898
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 4/13/22 @ 100(b)	200,250
200,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 4/13/22 @ 103.94(b)	206,000
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	17,600
55,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(b)	50,737
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	506,904
70,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	67,725
65,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 100(b)	63,700
55,000	Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(b)	52,387

		1,302,976

Diversified Support Services (0.0%†):
25,000	Ritchie Bros Holdings, Inc., 4.75%, 12/15/31, Callable 12/15/26 @ 102.38(b)	24,375

Diversified Telecommunication Services (0.8%):
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	43,270
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	226,718
109,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	96,607
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	569,347
351,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	320,549
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	125,937
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	342,000
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	9,900
80,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(b)	76,000
40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(b)	34,300
30,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	26,700

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$60,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	$59,550
65,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	62,237
70,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(b)	67,025
8,244	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	7,564
70,000	Frontier Communications Holdings LLC, 6.00%, 1/15/30, Callable 10/15/24 @ 103^(b)	64,750
85,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	75,225
323,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	302,122
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	277,296
250,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 8/15/23 @ 103.88(b)	253,125
85,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 5/13/22 @ 100(b)	78,200

		3,118,422

Electric Utilities (0.9%):
321,000	Alabama Power Co., 3.05%, 3/15/32, Callable 12/15/31 @ 100	310,912
326,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(b)	321,110
20,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	19,250
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94^(b)	67,287
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	242,522
78,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(b)	69,952
249,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(b)	224,536
71,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(b)	69,167
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	113,229
86,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100(b)	84,106
64,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(b)	65,266

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$100,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	$102,000
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	211,528
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	29,290
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	141,050
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	26,625
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(b)	48,263
141,551	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	146,505
310,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	293,575
575,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	553,437
140,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	135,450
260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(b)	254,475

		3,529,535

Electrical Equipment (0.1%):
85,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	83,938
105,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	99,487
140,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(b)	126,875

		310,300

Electronic Equipment, Instruments & Components (0.1%):
255,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(b)	249,263

Entertainment (0.0%†):
140,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(b)	130,200

Equity Real Estate Investment Trusts (3.1%):
150,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	146,276
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	459,565
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	425,216
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	540,636
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	493,271
98,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	93,834
66,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	59,398

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100^	$35,131
65,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(b)	61,181
55,000	GEO Group, Inc. (The), 5.88%, 10/15/24, Callable 5/13/22 @ 100.98	47,300
170,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	156,898
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	102,034
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	93,522
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	644,663
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	137,393
40,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	40,300
169,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	171,480
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	128,896
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	285,524
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,968,863
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	409,145
194,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	175,924
78,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	69,247
35,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	35,130
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	69,296
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	104,262
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	22,717
498,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	443,176
458,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(b)	450,674
146,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(b)	137,792

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$111,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(b)	$103,421
65,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	60,267
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	53,057
60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	52,033
125,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	103,269
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	152,678
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	101,361
87,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	79,429
232,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	209,058
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	374,947
237,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	207,548
95,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 5/13/22 @ 102	73,150
300,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 5/13/22 @ 103.94(b)	310,500
160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103^(b)	143,200
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	202,433
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	544,763
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	676,002
135,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(b)	135,000
103,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	96,379
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	67,345
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	830,044
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	102,668

		12,687,296

Financial Services (0.1%):
60,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(b)	51,300
175,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(b)	172,594

Principal Amount		Value
Corporate Bonds, continued
Financial Services, continued
$30,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(b)	$28,350

		252,244

Food & Staples Retailing (0.3%):
35,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(b)	33,950
80,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(b)	72,200
240,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	231,900
165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/13/22 @ 103.44(b)	169,950
125,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(b)	124,688
30,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(b)	27,225
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	162,260
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	282,292
65,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	66,625
90,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(b)	85,950
25,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	23,062

		1,280,102

Food Products (0.7%):
170,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	146,838
555,000	JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100(b)	514,936
50,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(b)	45,687
80,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(b)	84,300
555,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	586,219
300,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	306,000
550,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(b)	490,875
101,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	108,070

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Food Products, continued
$20,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	$19,825
65,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	68,575
135,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(b)	124,875
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	54,175
165,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	145,819
95,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	78,850

		2,775,044

Health Care Equipment & Supplies (0.0%†):
140,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(b)	130,200

Health Care Providers & Services (1.6%):
65,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(b)	60,450
15,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13^(b)	14,437
405,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	406,519
600,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	546,000
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	994,850
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	339,300
245,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	217,438
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	101,750
100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	101,250
240,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06^(b)	223,200
130,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63(b)	125,125
70,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(b)	66,150
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	552,784
315,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 5/13/22 @ 104(b)	327,994
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	115,897
260,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	283,992
310,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	289,075
30,000	HCA, Inc., 4.75%, 5/1/23	30,798
235,000	HCA, Inc., 5.38%, 2/1/25	244,106
260,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	250,250
25,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(b)	23,750

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$128,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	$128,229
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	57,675
75,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(b)	71,250
40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25^(b)	38,200
160,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(b)	160,400
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 5/13/22 @ 103.13(b)	220,644
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(b)	197,437
110,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(b)	105,600
65,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19(b)	62,400
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	193,428
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(b)	20,600

		6,570,978

Hotels, Restaurants & Leisure (0.6%):
25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	24,188
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	174,125
65,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31^(b)	60,775
130,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	144,300
220,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(b)	220,550
55,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94^(b)	44,825
100,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 5/13/22 @ 103.81(b)	103,000
55,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(b)	52,525
30,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(b)	30,150
70,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(b)	69,737
55,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(b)	51,838
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100^	127,936
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	255,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$75,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(b)	$73,875
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	23,250
30,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(b)	33,105
35,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(b)	36,400
117,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63(b)	128,115
140,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100^(b)	134,400
50,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(b)	47,625
200,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(b)	189,000
100,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(b)	110,125
100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	99,625
150,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100^(b)	145,500
135,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	130,275

		2,510,244

Household Durables (0.2%):
30,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(b)	26,775
35,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b)	30,450
65,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	58,256
150,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	139,875
15,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	15,525
40,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(b)	37,600
25,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103^(b)	22,063
195,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(b)	203,287

Principal Amount		Value
Corporate Bonds, continued
Household Durables, continued
$60,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(b)	$51,300
120,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(b)	108,750

		693,881

Household Products (0.0%†):
80,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(b)	72,000

Independent Power and Renewable Electricity Producers (0.3%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	516,785
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	456,828
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	45,113
50,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	48,500
40,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(b)	38,000
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	39,800

		1,145,026

Industrial Conglomerates (0.2%):
205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	209,356
510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	499,800

		709,156

Industrial Services (0.1%):
210,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	203,700
85,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(b)	86,063

		289,763

Insurance (1.4%):
175,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13(b)	158,594
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	883,323
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,230,308
35,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(b)	33,425
55,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	50,462

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$30,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(b)	$27,975
98,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100(b)	97,923
140,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(b)	139,804
137,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(b)	136,875
163,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(b)	162,759
37,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100(b)	36,990
110,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(b)	109,981
586,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	553,038
55,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 4/25/22 @ 103.5(b)	55,619
50,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(b)	47,875
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	40,699
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	148,463
651,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	721,193
85,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(b)	80,856
463,000	Unum Group, 3.88%, 11/5/25	468,717
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	357,012
260,000	USI, Inc., 6.88%, 5/1/25, Callable 5/13/22 @ 100(b)	260,650

		5,802,541

Interactive Media & Services (0.1%):
85,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	76,288
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	37,200
205,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(b)	183,475

		296,963

IT Services (0.2%):
40,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	37,200
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	13,800
175,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(b)	165,594
20,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(b)	19,300

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$215,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06^(b)	$231,125
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(b)	99,500
65,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	61,019
55,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100(b)	51,837
55,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100(b)	50,462
50,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	47,125
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	46,438

		823,400

Leisure Products (0.1%):
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	309,312
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	5,238
10,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	10,637

		325,187

Life Sciences Tools & Services (0.1%):
195,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(b)	192,562
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	19,525
45,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	42,469

		254,556

Machinery (0.1%):
80,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	74,500
75,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(b)	68,812
40,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(b)	36,700
335,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(b)	299,825
60,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(b)	56,850

		536,687

Media (1.9%):
275,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 103.25(b)	260,563
100,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 113(b)	98,500
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	32,637
30,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(b)	28,125

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	$22,812
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(b)	103,950
395,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	378,213
95,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	89,300
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	141,050
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b)	93,712
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	330,856
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	336,571
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 100	334,790
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	394,900
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	113,913
280,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(b)	108,500
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100^	208,920
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	563,942
230,000	DISH DBS Corp., 7.75%, 7/1/26	228,275
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	105,220
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	158,625
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	166,492
65,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	60,450
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(b)	159,019
200,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(b)	188,000
45,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 101.56(b)	42,412
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(b)	105,000

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	$45,675
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(b)	37,500
85,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(b)	77,350
140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(b)	139,650
80,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(b)	81,800
103,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	106,978
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	413,090
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	508,431
1,100,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,281,795
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	57,613
65,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(b)	61,669

		7,666,298

Metals & Mining (0.2%):
70,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(b)	68,600
265,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	264,337
30,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	28,431
20,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	18,800
70,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(b)	68,950
70,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44(b)	69,125
25,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	23,438
25,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	23,250
185,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(b)	174,131
55,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b)	50,187

		789,249

Mortgage Real Estate Investment Trusts (0.0%†):
55,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(b)	52,044
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	65,650

		117,694

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities (0.2%):
$207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	$205,918
292,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	292,631
110,000	Sempra Energy, 6.00%, 10/15/39	134,587

		633,136

Oil, Gas & Consumable Fuels (4.4%):
55,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	55,550
25,000	Apache Corp., 7.38%, 8/15/47	28,553
70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	67,725
55,000	Cheniere Energy Partners LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63(b)	50,050
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	380,734
145,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(b)	145,725
25,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(b)	23,438
30,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	30,300
30,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	30,900
71,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 5/13/22 @ 103.75(b)	72,065
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	82,000
40,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(b)	39,300
195,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	213,037
167,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 5/13/22 @ 101.44	167,417
305,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	304,238
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 4/28/22 @ 102.63(b)	223,100
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(b)	23,656
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	162,593
105,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	108,412
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	166,800

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$750,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	$699,375
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	193,788
35,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b)	34,300
43,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	44,559
55,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(b)	52,800
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	124,892
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(b)	31,125
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(b)	113,575
350,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	366,625
167,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	178,899
360,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	363,600
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	81,911
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	104,931
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	157,981
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	130,381
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	104,287
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	211,088
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	140,018
135,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	137,363
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(b)	83,400
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	65,450
115,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	114,425
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	46,237
311,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	318,775

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$109,000	Hess Corp., 7.30%, 8/15/31	$132,980
78,000	Hess Corp., 7.13%, 3/15/33	95,258
847,000	Hess Corp., 5.60%, 2/15/41	951,816
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	356,360
190,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 5/13/22 @ 102.81(b)	193,800
35,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	32,987
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	151,008
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	74,612
55,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(b)	51,425
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	174,795
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	250,470
70,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	77,613
150,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	152,813
135,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(b)	132,637
609,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	647,062
47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	46,178
267,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100^	263,996
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	108,800
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,274,722
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	31,188
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	495,323
62,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	58,280
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	44,400
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	840,160
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	114,000
165,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	151,800
80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	74,600
95,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	89,300
235,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63^(b)	241,463

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$120,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	$96,000
35,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/13/22 @ 104.31	35,350
30,000	Phillips 66, 3.70%, 4/6/23	30,418
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	39,712
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	110,271
110,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	111,100
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	515,801
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/21/22 @ 100(a)(d)(e)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 5/13/22 @ 101.88	20,000
75,000	SM Energy Co., 6.75%, 9/15/26, Callable 5/13/22 @ 103.38^	76,687
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100^(b)	345,200
55,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	54,862
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 5/13/22 @ 103	5,094
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	96,187
165,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	154,688
135,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	130,950
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	31,275
185,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	186,850
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	67,200
62,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	62,000
205,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	210,125
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	918,000
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	104,030
205,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	203,975

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	$247,239
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	433,620

		17,871,858

Paper & Forest Products (0.0%†):
45,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(b)	38,306
70,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	67,375

		105,681

Personal Products (0.0%†):
55,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(b)	56,238

Pharmaceuticals (0.4%):
150,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(b)	117,750
170,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(b)	153,850
50,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(b)	45,750
275,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	284,049
116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	124,700
45,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(b)	43,538
40,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b)	38,200
215,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b)	207,475
187,000	Viatris, Inc., 1.13%, 6/22/22	187,187
60,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	55,701
305,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	268,054
133,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	114,771

		1,641,025

Professional Services (0.0%†):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	58,350
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(b)	125,312

		183,662

Real Estate (0.1%):
225,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100	229,794

Principal Amount		Value
Corporate Bonds, continued
Real Estate, continued
$115,000	Realogy Group LLC /Realogy Co- Issuer Corp., 5.25%, 4/15/30, Callable 4/15/25 @ 102.63(b)	$105,800

		335,594

Real Estate Management & Development (0.2%):
301,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	271,105
85,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	80,963
70,000	Realogy Group LLC /Realogy Co- Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	65,975
275,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	272,250

		690,293

Road & Rail (0.0%†):
60,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(b)	56,250

Semiconductors & Semiconductor Equipment (0.6%):
92,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(b)	82,900
899,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	797,900
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	692,634
633,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	561,015
297,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(b)	267,156
135,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(b)	126,225
75,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	71,625

		2,599,455

Software (0.5%):
55,000	Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	50,462
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(b)	62,100
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(b)	35,175
40,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(b)	37,900
40,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44^(b)	37,600
30,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(b)	27,825
70,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 12/15/22 @ 102(b)	67,725
125,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(b)	121,563
351,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	327,258
555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	507,927

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$690,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	$628,271

		1,903,806

Specialty Retail (0.6%):
35,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(b)	32,681
40,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(b)	37,150
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	48,967
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	72,873
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	340,719
55,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41^(b)	48,675
30,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(b)	25,950
55,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(b)	47,988
220,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	229,900
33,000	Lowe’s Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 100	33,198
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	256,655
101,000	Lowe’s Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 100	102,191
410,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	424,802
464,000	Lowe’s Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 100	478,388
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	76,503
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(b)	28,650
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19^(b)	18,250
40,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(b)	36,100

		2,339,640

Technology Hardware, Storage & Peripherals (0.2%):
106,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	108,679
81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	86,638
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	139,620
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	164,454
128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	146,489

		645,880

Principal Amount		Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods (0.1%):
$60,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(b)	$50,550
20,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(b)	18,300
70,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75^(b)	64,225
105,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(b)	93,056

		226,131

Tobacco (0.5%):
452,000	Altria Group, Inc., 4.25%, 8/9/42	403,188
302,000	Altria Group, Inc., 4.50%, 5/2/43	277,826
262,000	Altria Group, Inc., 5.38%, 1/31/44	270,101
108,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	117,485
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	188,114
600,000	Reynolds American, Inc., 7.25%, 6/15/37	710,027
70,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(b)	67,550

		2,034,291

Trading Companies & Distributors (0.2%):
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	473,026
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	387,170
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	36,050
45,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(b)	42,806
25,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(b)	23,188
40,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(b)	37,050

		999,290

Wireless Telecommunication Services (0.6%):
445,000	Sprint Capital Corp., 8.75%, 3/15/32	598,525
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	348,375
380,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	382,605
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	66,137
70,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	66,453
630,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	632,455
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	82,385
161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	162,624

		2,339,559

Total Corporate Bonds (Cost $133,172,551)		132,308,668

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations (10.7%):
Aerospace & Defense (0.1%):
$11,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 5/13/22 @ 103.75(b)	$11,303
57,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 5/13/22 @ 101.25(b)	57,285
280,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(b)	273,350
170,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	158,100

		500,038

Banks (3.0%):
874,000	Barclays plc, 4.38%, 1/12/26	894,100
503,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	489,008
580,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	601,570
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	191,490
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	803,855
205,000	HSBC Holdings plc, 4.25%, 3/14/24	207,686
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	201,773
1,432,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	1,474,483
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	3,895,873
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	852,183
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	360,827
286,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	274,373
980,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(b)	921,238
513,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(b)	465,000
289,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	285,225

		11,918,684

Biotechnology (0.0%†):
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	189,250

Capital Markets (1.8%):
1,175,000	Credit Suisse Group AG, 3.80%, 6/9/23	1,185,307
788,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	760,683
602,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	593,511
1,000,000	Credit Suisse Group Funding Guernsey, Ltd., 3.80%, 9/15/22	1,007,337
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	717,093
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,291,594

Principal Amount		Value
Yankee Debt Obligations, continued
Capital Markets, continued
$1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	$1,469,291
314,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(b)	285,807

		7,310,623

Chemicals (0.0%†):
25,000	Consolidated Energy Finance SA, 4.58% (US0003M+375 bps), 6/15/22, Callable 4/25/22 @ 100(b)	24,813
130,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 4/25/22 @ 104.88(b)	132,925
195,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	195,975
95,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	96,188
55,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(b)	50,531

		500,432

Consumer Discretionary Services (0.0%†):
55,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(b)	53,556

Containers & Packaging (0.1%):
25,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(b)	24,656
35,000	Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19(b)	36,138
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	253,406

		314,200

Diversified Consumer Services (0.1%):
48,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	45,120
225,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(b)	225,562

		270,682

Diversified Financial Services (1.0%):
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	179,000
610,000	Altice Financing SA, 5.75%, 8/15/29, Callable 8/15/24 @ 102.88(b)	553,575
725,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(b)	717,750
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	2,093,040
305,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	277,550
255,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(b)	237,469

		4,058,384

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services (0.2%):
$325,000	Altice France SA, 8.13%, 2/1/27, Callable 4/25/22 @ 106.09(b)	$ 333,937
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(b)	232,875
185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	163,725
80,000	Telecom Italia SpA, 6.00%, 9/30/34	74,700

		805,237

Energy Equipment & Services (0.0%†):
150,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 5/13/22 @ 105.16(b)	147,375

Hotels, Restaurants & Leisure (0.0%†):
55,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 5/13/22 @ 102.88(b)	56,444
210,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	189,787
75,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(b)	66,000
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(b)	55,331

		367,562

Industrial Services (0.0%†):
95,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(b)	89,775

Insurance (0.2%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	462,088
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	208,000

		670,088

Marine (0.0%†):
85,000	Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(b)	79,794

Materials (0.1%):
55,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(b)	47,438
225,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b)	221,625

		269,063

Media (0.0%†):
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	111,300

Metals & Mining (0.0%†):
200,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	194,750
170,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 4/25/22 @ 103.44(b)	174,463
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	57,544

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	$4,863
105,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 5/13/22 @ 109(b)	106,838

		538,458

Multi-Utilities (0.1%):
525,000	InterGen NV, 7.00%, 6/30/23, Callable 5/13/22 @ 100(b)	513,844

Oil, Gas & Consumable Fuels (1.6%):
619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	639,118
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 4/25/22 @ 103.38(b)	114,281
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 5/13/22 @ 104.25(b)	209,356
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	226,203
235,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	245,575
1,385,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,381,317
120,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100^	110,875
295,000	Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100	282,275
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,246,268
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	407,448
70,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	71,225

		5,933,941

Pharmaceuticals (0.0%†):
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 5/13/22 @ 101.38(b)	114,569
162,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/19/22 @ 102.04(b)	163,215

		277,784

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	90,725
115,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(b)	109,250

		199,975

Sovereign Bond (1.3%):
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(b)	371,748
56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 5/13/22 @ 100	18,764
513,757	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 5/13/22 @ 100	168,255
941,242	Argentine Republic Government International Bond, 0.12%, 7/9/35, Callable 5/13/22 @ 100	275,313

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	$ 399,227
1,344,000	Dominican Republic, 5.50%, 1/27/25(b)	1,394,400
250,000	Dominican Republic, 6.00%, 7/19/28(b)	255,000
240,000	Indonesia Government International Bond, 3.85%, 10/15/30^	251,399
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	620,302
130,000	Qatar Government International Bond, 3.40%, 4/16/25(b)	132,557
470,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	528,165
230,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	231,964
200,000	Saudi Government International Bond, 4.50%, 4/22/60(b)	216,724

		4,863,818

Telecommunications (0.0%†):
110,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	109,929

Trading Companies & Distributors (0.6%):
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	416,845
637,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	602,539
217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	229,943
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	252,924
209,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	192,331
219,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	200,904
234,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	210,906

		2,106,392

Wireless Telecommunication Services (0.5%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	339,488
630,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	662,287
135,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	125,719
230,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(b)	227,026

Principal Amount		Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services, continued
$201,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(b)	$ 199,102

		1,553,622

Total Yankee Debt Obligations (Cost $45,467,059)		43,753,806

Municipal Bonds (0.7%):
California (0.2%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,226
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	648,734

		662,960

Illinois (0.4%):
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	370,645
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	312,582
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	347,048
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	464,640
63,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	64,410

		1,559,325

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	591,842

Total Municipal Bonds (Cost $2,699,743)		2,814,127

U.S. Government Agency Mortgages (17.3%):
Federal Home Loan Mortgage Corporation (4.4%)
24,695	2.50%, 6/1/31, Pool #G18604	24,578
42,685	2.50%, 7/1/31, Pool #V61246	42,332
73,644	2.50%, 8/1/31, Pool #V61273	73,464
258,800	3.50%, 3/1/32, Pool #C91403	263,748
771,620	3.50%, 7/1/32, Pool #C91467	785,748
6,825	2.50%, 8/1/32, Pool #G18654	6,787
7,352	2.50%, 11/1/32, Pool #G18665	7,311
222,141	2.50%, 12/1/32, Pool #G18669	220,888
34,174	2.50%, 3/1/33, Pool #G18680	33,899
80,896	3.00%, 4/1/33, Pool #G18684	81,702
13,503	2.50%, 4/1/33, Pool #G18683	13,393
6,859	2.50%, 5/1/33, Pool #G18687	6,804
149,769	2.50%, 7/1/33, Pool #G16661	148,859
31,526	3.00%, 4/1/34, Pool #G16829	31,815
277,974	3.50%, 10/1/34, Pool #C91793	283,555
530,119	4.00%, 5/1/37, Pool #C91938	546,907
22,064	3.50%, 4/1/40, Pool #V81744	22,460
40,586	3.50%, 5/1/40, Pool #V81750	41,322
53,446	3.50%, 6/1/40, Pool #V81792	54,415
26,085	3.50%, 8/1/40, Pool #V81886	26,552
16,842	3.50%, 9/1/40, Pool #V81958	17,146
289,792	4.00%, 1/1/41, Pool #A96413	301,100
33,402	4.50%, 1/1/41, Pool #A96051	34,824
214,079	4.00%, 2/1/41, Pool #A96807	222,446
30,658	4.50%, 3/1/41, Pool #A97673	32,466

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$47,425	4.50%, 4/1/41, Pool #A97942	$50,225
174,499	5.00%, 6/1/41, Pool #G06596	191,474
603,815	4.50%, 1/1/42, Pool #G60517	639,478
24,658	4.00%, 11/1/42, Pool #Q13121	25,444
82,452	3.00%, 12/1/42, Pool #C04320	82,704
33,193	4.00%, 5/1/43, Pool #Q18481	34,583
27,578	4.00%, 7/1/43, Pool #Q19597	28,723
26,638	4.00%, 10/1/43, Pool #Q22499	27,752
198,243	3.50%, 1/1/44, Pool #G07922	201,655
99,148	3.50%, 1/1/44, Pool #G60271	101,494
38,593	4.00%, 1/1/44, Pool #V80950	39,740
161,510	4.00%, 1/1/45, Pool #Q30720	168,492
107,083	4.00%, 2/1/45, Pool #G07949	112,928
30,067	3.50%, 3/1/45, Pool #Q32328	31,077
47,795	3.50%, 3/1/45, Pool #Q32008	49,387
27,604	3.50%, 3/1/45, Pool #Q31974	28,529
18,813	3.00%, 5/1/45, Pool #Q33468	18,644
122,307	3.50%, 5/1/45, Pool #Q33547	124,015
129,866	3.00%, 6/1/45, Pool #Q34156	128,706
158,047	3.50%, 6/1/45, Pool #Q34164	160,258
26,774	3.50%, 6/1/45, Pool #Q33791	27,151
34,317	3.00%, 7/1/45, Pool #Q34759	34,059
10,499	3.00%, 7/1/45, Pool #Q34979	10,442
47,546	4.00%, 8/1/45, Pool #Q35845	51,664
10,886	4.00%, 9/1/45, Pool #Q37853	11,309
183,824	3.50%, 11/1/45, Pool #Q37467	189,947
4,280	4.00%, 11/1/45, Pool #Q38812	4,425
2,059	4.00%, 2/1/46, Pool #Q38879	2,129
14,685	4.00%, 2/1/46, Pool #Q38783	15,144
10,589	4.00%, 2/1/46, Pool #Q38782	10,948
7,060	4.00%, 4/1/46, Pool #Q39975	7,304
31,664	4.00%, 4/1/46, Pool #V82292	32,702
61,148	3.50%, 5/1/46, Pool #Q40647	62,010
212,430	3.50%, 5/1/46, Pool #G60553	216,426
68,644	3.50%, 5/1/46, Pool #G60603	69,538
182,587	3.50%, 9/1/46, Pool #Q43257	184,966
8,343	4.00%, 9/1/47, Pool #Q50433	8,601
14,874	4.00%, 10/1/47, Pool #Q51189	15,338
11,202	4.00%, 2/1/48, Pool #Q54192	11,564
125,149	3.50%, 3/1/48, Pool #G67710	127,653
144,602	4.00%, 5/1/48, Pool #Q55992	149,207
433,697	4.00%, 6/1/48, Pool #G67713	451,218
53,319	4.00%, 7/1/48, Pool #Q59935	55,095
390,816	2.50%, 10/1/50, Pool #SD7525	374,702
561,362	2.50%, 11/1/50, Pool #SD7530	537,219
43,980	2.50%, 2/1/51, Pool #SD7535	42,288
607,242	2.00%, 3/1/51, Pool #SD8134	564,950
639,409	3.00%, 5/1/51, Pool #QC1881	627,406
141,029	2.00%, 5/1/51, Pool #SD7541	131,282
14,489	2.00%, 7/1/51, Pool #QC4163	13,483
146,777	3.00%, 9/1/51, Pool #QC7496	143,890
342,726	2.00%, 10/1/51, Pool #RA6076	319,209
698,747	2.00%, 10/1/51, Pool #RA5715	649,416
490,740	2.00%, 11/1/51, Pool #RA6241	457,074
195,494	2.00%, 11/1/51, Pool #RA6302	181,825
150,957	3.00%, 11/1/51, Pool #QD1240	147,986
2,070,751	3.00%, 12/1/51, Pool #SD8184	2,029,969
98,848	2.50%, 12/1/51, Pool #RA6496	94,539
392,600	2.50%, 12/1/51, Pool #RA6434	375,491
1,182,143	2.50%, 12/1/51, Pool #RA6435	1,130,770
197,344	2.00%, 12/1/51, Pool #RA6510	183,779
346,572	2.50%, 1/1/52, Pool #RA6622	331,509
597,048	2.00%, 2/1/52, Pool #RA6820	554,964
298,823	2.00%, 2/1/52, Pool #RA6823	278,152
183,154	3.50%, 3/1/52, Pool #SD8202	183,867

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$650,154	3.00%, 3/1/52, Pool #RA6988	$637,660
243,346	3.50%, 3/1/52, Pool #RA6949	244,393
255,229	3.50%, 3/1/52, Pool #RA6950	257,225

		17,811,717

Federal National Mortgage Association (9.1%)
103,126	2.50%, 6/1/29, Pool #MA3734	102,010
61,799	2.50%, 9/1/31, Pool #AS8012	61,291
321,965	3.00%, 4/1/32, Pool #BD9809	324,391
325,376	2.50%, 12/1/32, Pool #CA3748	323,528
409,319	3.00%, 12/1/32, Pool #BM5345	412,987
22,601	3.00%, 3/1/33, Pool #BM4614	22,866
2,782	4.50%, 7/1/33, Pool #729327	2,928
1,162	4.50%, 7/1/33, Pool #720240	1,293
3,330	4.50%, 8/1/33, Pool #727160	3,700
2,488	4.50%, 8/1/33, Pool #727029	2,768
17,971	4.50%, 8/1/33, Pool #729380	19,960
3,981	4.50%, 8/1/33, Pool #729713	4,429
5,029	4.50%, 8/1/33, Pool #723124	5,595
11,225	4.50%, 8/1/33, Pool #726928	12,490
8,417	4.50%, 8/1/33, Pool #726956	9,362
16,836	4.50%, 9/1/33, Pool #727147	18,713
6,475	4.50%, 9/1/33, Pool #734922	7,201
26,050	4.50%, 12/1/33, Pool #AL5321	28,984
471,731	2.50%, 6/1/34, Pool #BN7572	468,333
19,948	6.00%, 10/1/34, Pool #AL2130	23,046
38,146	4.50%, 9/1/35, Pool #AB8198	42,398
373,948	6.00%, 5/1/36, Pool #745512	426,676
190,124	6.00%, 1/1/37, Pool #932030	221,953
35,156	6.00%, 3/1/37, Pool #889506	40,304
1,600,000	2.00%, 4/25/37, TBA	1,553,500
1,300,000	2.00%, 5/25/37, TBA	1,259,527
50,608	6.00%, 1/1/38, Pool #889371	57,405
17,494	6.00%, 3/1/38, Pool #889219	19,844
8,641	6.00%, 7/1/38, Pool #889733	9,803
53,997	4.50%, 3/1/39, Pool #AB0051	60,028
269,697	4.50%, 4/1/39, Pool #AB0043	299,908
151,595	2.50%, 8/1/39, Pool #MA3761	146,018
21,024	4.50%, 11/1/39, Pool #AC5442	22,467
72,395	6.00%, 5/1/40, Pool #AL2129	82,749
26,729	4.00%, 12/1/40, Pool #AA4757	27,740
33,293	4.50%, 2/1/41, Pool #AH5580	35,623
488,577	1.50%, 11/1/41, Pool #MA4473	444,913
5,862	6.00%, 1/1/42, Pool #AL2128	6,669
147,815	2.50%, 2/1/43, Pool #AB8465	143,702
38,523	4.00%, 10/1/43, Pool #BM1167	40,341
160,604	4.50%, 3/1/44, Pool #AL5082	169,695
7,515	4.00%, 12/1/44, Pool #AY0045	7,797
18,159	4.00%, 12/1/44, Pool #AW9502	18,914
84,381	4.00%, 12/1/44, Pool #AX8459	87,564
122,588	4.00%, 3/1/45, Pool #AL6541	127,179
49,127	3.00%, 5/1/45, Pool #AS4972	48,672
24,640	4.00%, 5/1/45, Pool #AZ1876	25,546
102,313	4.00%, 5/1/45, Pool #AZ1207	105,435
22,639	4.00%, 6/1/45, Pool #AZ2719	23,487
48,803	4.00%, 6/1/45, Pool #AY8126	50,224
30,625	4.00%, 6/1/45, Pool #AZ3341	31,758
108,108	4.00%, 6/1/45, Pool #AY8096	111,378
34,601	5.00%, 6/1/45, Pool #AZ3448	37,457
87,433	4.00%, 7/1/45, Pool #AZ1783	90,045
128,742	4.00%, 7/1/45, Pool #AZ0833	133,506
272,591	3.50%, 7/1/45, Pool #AZ0814	281,481
20,040	3.00%, 8/1/45, Pool #AZ3728	19,854
40,132	3.00%, 8/1/45, Pool #AZ8288	39,762
108,787	3.00%, 8/1/45, Pool #AS5634	107,780
327,988	4.00%, 10/1/45, Pool #AL7593	340,525

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$56,615	4.00%, 10/1/45, Pool #AL7413	$58,779
14,435	4.00%, 11/1/45, Pool #AZ0560	14,870
43,025	4.00%, 12/1/45, Pool #BA6404	44,337
21,172	4.00%, 12/1/45, Pool #AS6350	21,982
36,922	4.50%, 2/1/46, Pool #BM5199	39,323
23,190	4.00%, 4/1/46, Pool #BC3920	23,894
8,171	4.00%, 5/1/46, Pool #BC2276	8,386
272,909	3.50%, 5/1/46, Pool #BC0880	281,970
112,229	4.00%, 7/1/46, Pool #BC1443	116,696
34,235	4.50%, 8/1/46, Pool #AL9111	36,250
116,949	4.00%, 9/1/46, Pool #BC2843	121,608
86,836	3.50%, 10/1/46, Pool #AL9285	87,611
366,518	3.50%, 12/1/46, Pool #BC9077	378,629
1,186,323	4.00%, 2/1/47, Pool #AL9779	1,228,952
52,460	3.50%, 2/1/47, Pool #BE5696	53,185
469,528	4.50%, 2/1/47, Pool #AL9846	498,269
6,382	4.00%, 6/1/47, Pool #BH4269	6,576
33,715	3.00%, 5/1/49, Pool #MA3670	33,200
346,730	4.50%, 9/1/49, Pool #FM1534	370,041
89,529	3.50%, 11/1/49, Pool #CA4557	90,461
429,541	4.00%, 11/1/49, Pool #CA4628	442,789
107,943	3.00%, 2/1/50, Pool #CA5126	105,984
344,835	2.50%, 8/1/50, Pool #SD0430	329,943
143,888	3.50%, 1/1/51, Pool #FM7599	144,767
–	2.50%, 2/1/51, Pool #CA8950	—
766,846	3.50%, 2/1/51, Pool #CA9319	772,227
473,260	2.00%, 3/1/51, Pool #MA4281	440,298
469,692	2.00%, 4/1/51, Pool #MA4305	437,086
286,304	2.50%, 4/1/51, Pool #FM6540	274,940
587,080	3.00%, 6/1/51, Pool #CB0850	576,114
10,533	2.00%, 7/1/51, Pool #BT1461	9,806
48,173	2.50%, 8/1/51, Pool #CB1384	46,095
195,447	2.50%, 9/1/51, Pool #CB1549	187,137
256,947	2.00%, 10/1/51, Pool #CB1799	239,379
340,454	2.00%, 10/1/51, Pool #CB1801	317,055
358,508	2.00%, 11/1/51, Pool #FM9568	334,418
786,864	2.50%, 11/1/51, Pool #FM9501	753,374
231,568	2.00%, 11/1/51, Pool #FM9539	215,652
196,032	3.00%, 11/1/51, Pool #FM9633	193,909
99,765	3.00%, 12/1/51, Pool #BT9503	97,799
139,788	2.50%, 12/1/51, Pool #CB2376	133,712
544,182	2.50%, 12/1/51, Pool #CB2289	520,448
147,097	2.00%, 12/1/51, Pool #CB2350	137,006
543,974	2.00%, 12/1/51, Pool #CB2349	506,574
98,487	2.00%, 12/1/51, Pool #CB2348	91,718
147,990	2.00%, 12/1/51, Pool #CB2347	138,046
155,548	2.50%, 12/1/51, Pool #CB2321	148,768
196,593	2.50%, 12/1/51, Pool #CB2320	188,229
1,186,584	2.50%, 12/1/51, Pool #FM9865	1,136,086
388,668	2.00%, 1/1/52, Pool #FS0288	361,605
899,296	2.00%, 1/1/52, Pool #FS0286	837,477
944,872	2.00%, 2/1/52, Pool #CB2842	878,270
249,100	3.00%, 2/1/52, Pool #FS0631	244,149
398,110	2.50%, 2/1/52, Pool #FS0605	380,609
911,732	3.00%, 2/1/52, Pool #FS0671	894,182
150,000	2.50%, 3/1/52, Pool #FS1082	144,149
38,851	3.50%, 3/1/52, Pool #CB3174	39,002
1,900,000	2.00%, 4/25/52, TBA	1,764,328
1,125,000	2.50%, 4/25/52, TBA	1,074,199
1,200,000	1.50%, 4/25/52, TBA	1,070,813
1,600,000	3.00%, 4/25/52, TBA	1,566,250
2,100,000	2.50%, 5/25/52, TBA	2,001,152
2,850,000	2.00%, 5/25/52, TBA	2,640,703
800,000	1.50%, 5/25/52, TBA	712,250

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,400,000	2.50%, 6/25/52, TBA	$1,331,750

		37,030,768

Government National Mortgage Association (3.8%)
5,892	5.00%, 6/15/34, Pool #629493	6,373
3,217	5.00%, 3/15/38, Pool #676766	3,611
1,631	5.00%, 4/15/38, Pool #672672	1,832
6,332	5.00%, 8/15/38, Pool #687818	7,105
54,861	5.00%, 1/15/39, Pool #705997	61,702
105,237	5.00%, 3/15/39, Pool #646746	118,340
639	5.00%, 3/15/39, Pool #697946	704
104,568	4.00%, 10/15/40, Pool #783143	109,111
29,446	4.00%, 10/20/40, Pool #G24833	30,803
88,374	4.00%, 1/20/41, Pool #4922	92,444
242,242	4.50%, 3/20/41, Pool #4978	258,673
181,810	4.00%, 5/20/41, Pool #5054	190,192
85,293	4.50%, 5/20/41, Pool #005055	91,077
82,497	4.50%, 6/15/41, Pool #366975	91,754
56,559	4.50%, 6/20/41, Pool #005082	60,398
202,171	4.00%, 10/20/41, Pool #5203	211,491
224,681	3.50%, 12/20/41, Pool #5258	234,372
396,875	4.00%, 1/20/42, Pool #5280	415,164
216,192	3.00%, 12/20/42, Pool #AA5872	215,109
138,718	3.00%, 12/20/42, Pool #MA0624	139,867
24,306	3.00%, 1/20/43, Pool #MA0698	24,511
304,181	3.50%, 2/20/43, Pool #MA0783	316,740
60,404	3.00%, 3/20/43, Pool #AD8812	62,356
39,866	3.50%, 3/20/43, Pool #AD8884	41,051
140,724	3.00%, 3/20/43, Pool #AA6146	146,768
40,372	3.50%, 4/20/43, Pool #AD9075	41,568
15,391	3.50%, 4/20/43, Pool #AB9891	15,848
3,612	4.00%, 7/20/44, Pool #MA2074	3,777
52,767	4.00%, 5/20/45, Pool #MA2893	55,178
76,951	4.00%, 8/20/45, Pool #MA3035	80,468
2,880	4.00%, 9/20/45, Pool #MA3106	3,011
3,042	4.00%, 10/20/45, Pool #MA3174	3,181
3,551	4.00%, 12/20/45, Pool #MA3311	3,713
3,443	4.00%, 1/20/46, Pool #MA3377	3,601
151,736	4.00%, 4/15/46, Pool #784232	162,567
209,448	4.00%, 5/20/46, Pool #MA3664	217,034
23,330	3.50%, 7/20/46, Pool #784391	23,797
13,164	3.00%, 10/20/46, Pool #MA4003	13,040
681,857	3.00%, 12/20/46, Pool #MA4126	682,887
51,765	4.00%, 1/15/47, Pool #AX5831	53,937
80,118	4.00%, 1/15/47, Pool #AX5857	82,970
215,950	3.00%, 1/20/47, Pool #MA4195	213,911
129,300	3.00%, 2/20/47, Pool #MA4261	128,077
26,014	4.00%, 3/20/47, Pool #MA4322	26,846
225,108	4.00%, 4/20/47, Pool #784304	231,808
26,349	4.00%, 4/20/47, Pool #MA4383	27,191
211,824	4.00%, 4/20/47, Pool #784303	218,119
16,856	4.00%, 5/20/47, Pool #MA4452	17,395
71,084	4.00%, 6/20/47, Pool #MA4511	73,357
75,739	4.00%, 4/20/48, Pool #BG3507	79,363
64,401	4.00%, 4/20/48, Pool #BG7744	67,482
82,181	3.50%, 11/20/50, Pool #MA6997	83,074
73,182	3.00%, 9/20/51, Pool #MA7590	72,527
73,662	3.00%, 10/20/51, Pool #MA7650	72,993
1,475,000	2.50%, 4/20/52, TBA	1,430,520
1,350,000	2.00%, 4/20/52, TBA	1,283,977
2,000,000	3.50%, 4/20/52, TBA	2,012,188
450,000	3.00%, 4/20/52, TBA	445,008
2,850,000	2.00%, 5/20/52, TBA	2,707,055
1,550,000	2.50%, 5/20/52, TBA	1,500,049

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$600,000	3.00%, 5/20/52, TBA	$591,797

		15,660,862

Total U.S. Government Agency Mortgages (Cost $72,339,678)		70,503,347

U.S. Treasury Obligations (29.3%):
U.S. Treasury Bonds (10.8%)
2,566,000	1.13%, 5/15/40	2,024,333
7,103,000	1.75%, 8/15/41	6,165,182
1,600,000	2.00%, 11/15/41	1,450,000
11,313,000	3.00%, 2/15/47	12,200,364
18,386,000	2.00%, 8/15/51	16,584,747
4,222,000	1.88%, 11/15/51	3,702,826
2,100,000	2.25%, 2/15/52	2,013,047

		44,140,499

U.S. Treasury Notes (18.5%)
19,438,000	0.25%, 7/31/25	18,040,894
4,710,000	0.38%, 12/31/25	4,353,806
7,700,000	0.38%, 1/31/26	7,103,250
9,253,000	0.75%, 3/31/26	8,638,543
3,457,000	1.25%, 12/31/26	3,270,646
9,765,000	1.25%, 5/31/28	9,101,285
6,946,000	1.13%, 8/31/28	6,407,685
1,460,000	1.25%, 9/30/28	1,356,431
7,836,900	1.13%, 2/15/31	7,080,149
10,766,000	1.38%, 11/15/31	9,881,170

		75,233,859

Total U.S. Treasury Obligations (Cost $132,423,929)		119,374,358

Short-Term Security Held as Collateral for Securities on Loan (1.0%):
4,057,839	BlackRock Liquidity FedFund, Institutional Class , 0.03%(f)(g)	4,057,839

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $4,057,839)		4,057,839

Shares		Value
Unaffiliated Investment Company (4.0%):

Money Markets (4.0%):
16,329,368	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(g)	16,329,368

Total Unaffiliated Investment Company (Cost $16,329,368)		16,329,368

Total Investment Securities (Cost $453,134,003) - 106.8%		435,053,276
Net other assets (liabilities) - (6.8)%		(27,873,147)

Net Assets - 100.0%		$407,180,129

Percentages indicated are based on net assets as of March 31, 2022.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $3,887,593.
† Represents less than 0.05%.

(a)  Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 0.23% of the net assets of the fund.

(b)  Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)   The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2022.

(d)  Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.00% of the net assets of the fund.

(e) Defaulted bond.
(f) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(g) The rate represents the effective yield at March 31, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2022:

Country	Percentage
Argentina	0.1%
Australia	0.2%
Brazil	—%†
Canada	0.8%
Cayman Islands	3.1%
Chile	0.1%
Colombia	—%†
Dominican Republic	0.4%
France	0.4%
Germany	0.6%
Guernsey	0.7%
Hong Kong	0.2%
Indonesia	0.2%
Ireland	0.6%
Italy	0.4%
Luxembourg	0.5%
Macau	—%†
Mexico	1.0%
Netherlands	0.4%
Qatar	0.2%
Saudi Arabia	0.1%
Spain	—%†
Supernational	0.1%
Switzerland	0.4%
United Arab Emirates	0.1%
United Kingdom	1.9%
United States	87.5%
Zambia	—%†

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks+ (99.2%):
Aerospace & Defense (1.3%):
2,492	Boeing Co. (The)*	$477,218
704	HEICO Corp.	108,092
1,028	L3Harris Technologies, Inc.	255,427
9,303	Raytheon Technologies Corp.	921,648

		1,762,385

Air Freight & Logistics (0.6%):
650	GXO Logistics, Inc.*	46,371
3,643	United Parcel Service, Inc., Class B	781,278
629	XPO Logistics, Inc.*	45,791

		873,440

Airlines (0.3%):
2,485	Alaska Air Group, Inc.*	144,155
12,357	JetBlue Airways Corp.*	184,737
2,475	United Airlines Holdings, Inc.*	114,741

		443,633

Auto Components (0.1%):
659	Autoliv, Inc.	50,374
1,865	Goodyear Tire & Rubber Co. (The)*	26,651

		77,025

Automobiles (2.8%):
19,781	Ford Motor Co.	334,497
5,686	General Motors Co.*	248,706
2,907	Tesla, Inc.*	3,132,583

		3,715,786

Banks (3.6%):
4,708	Associated Banc-Corp.	107,154
37,151	Bank of America Corp.	1,531,364
10,200	Citigroup, Inc.	544,680
12,964	JPMorgan Chase & Co.	1,767,253
410	Signature Bank	120,331
16,507	Wells Fargo & Co.	799,929

		4,870,711

Beverages (1.5%):
12,665	Keurig Dr Pepper, Inc.	480,003
4,124	Monster Beverage Corp.*	329,508
7,252	PepsiCo, Inc.	1,213,840

		2,023,351

Biotechnology (1.9%):
6,815	AbbVie, Inc.	1,104,780
354	Alnylam Pharmaceuticals, Inc.*	57,805
2,550	Amgen, Inc.	616,641
778	Biogen, Inc.*	163,847
426	BioMarin Pharmaceutical, Inc.*	32,844
817	Exact Sciences Corp.*	57,125
1,609	Ionis Pharmaceuticals, Inc.*	59,597
774	Seagen, Inc.*	111,495
1,422	Vertex Pharmaceuticals, Inc.*	371,099

		2,575,233

Building Products (0.3%):
6,129	Carrier Global Corp.	281,137
357	Lennox International, Inc.	92,056

		373,193

Capital Markets (2.4%):
740	Blackstone, Inc., Class A	93,936
6,826	Charles Schwab Corp. (The)	575,500
484	FactSet Research Systems, Inc.	210,129
4,166	Intercontinental Exchange, Inc.	550,412
1,605	KKR & Co., Inc., Class A	93,844
7,990	Morgan Stanley	698,326
702	MSCI, Inc., Class A	353,022
1,624	S&P Global, Inc.	666,132

		3,241,301

Shares		Value
Common Stocks, continued
Chemicals (1.6%):
1,454	Ashland Global Holdings, Inc.	$143,088
1,813	Celanese Corp.	259,023
5,654	Corteva, Inc.	324,992
6,025	Dow, Inc.	383,913
2,103	Eastman Chemical Co.	235,662
559	Ingevity Corp.*	35,815
2,826	LyondellBasell Industries NV, Class A	290,569
2,118	Mosaic Co. (The)	140,847
2,003	Olin Corp.	104,717
1,683	RPM International, Inc.	137,064
3,469	Valvoline, Inc.	109,482

		2,165,172

Commercial Services & Supplies (0.8%):
2,104	Copart, Inc.*	263,989
1,219	Waste Connections, Inc.	170,294
4,077	Waste Management, Inc.	646,205

		1,080,488

Communications Equipment (0.9%):
465	Ciena Corp.*	28,193
20,960	Cisco Systems, Inc.	1,168,730

		1,196,923

Construction Materials (0.2%):
821	Martin Marietta Materials, Inc.	315,995

Consumer Finance (0.5%):
2,123	Ally Financial, Inc.	92,308
3,019	Discover Financial Services	332,664
7,446	Synchrony Financial	259,195

		684,167

Containers & Packaging (0.5%):
1,267	Avery Dennison Corp.	220,420
1,000	Crown Holdings, Inc.	125,090
2,066	Sonoco Products Co.	129,249
3,543	WestRock Co.	166,627

		641,386

Distributors (0.2%):
1,869	Genuine Parts Co.	235,531

Diversified Consumer Services (0.1%):
1,149	Service Corp. International	75,627

Diversified Financial Services (2.0%):
7,299	Berkshire Hathaway, Inc., Class B*	2,575,890
2,315	Voya Financial, Inc.	153,600

		2,729,490

Diversified Telecommunication Services (1.0%):
5,531	Liberty Global plc, Class C*	143,308
12,304	Lumen Technologies, Inc.	138,666
21,419	Verizon Communications, Inc.	1,091,084

		1,373,058

Electric Utilities (1.1%):
5,494	Alliant Energy Corp.	343,265
6,792	American Electric Power Co., Inc.	677,638
2,195	Evergy, Inc.	150,006
5,961	FirstEnergy Corp.	273,372
2,364	OGE Energy Corp.	96,404

		1,540,685

Electrical Equipment (0.5%):
3,304	Eaton Corp. plc	501,415
871	Hubbell, Inc.	160,064

		661,479

Electronic Equipment, Instruments & Components (0.7%):
1,668	CDW Corp.	298,388

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
6,280	Corning, Inc.	$231,795
440	Teledyne Technologies, Inc.*	207,957
574	Zebra Technologies Corp., Class A*	237,464

		975,604

Energy Equipment & Services (0.5%):
11,501	Halliburton Co.	435,543
4,595	Helmerich & Payne, Inc.	196,574

		632,117

Entertainment (1.4%):
1,404	Live Nation Entertainment, Inc.*	165,166
1,832	Netflix, Inc.*	686,249
291	Roku, Inc.*	36,454
7,534	Walt Disney Co. (The)*	1,033,363

		1,921,232

Equity Real Estate Investment Trusts (2.4%):
4,013	American Homes 4 Rent, Class A	160,640
1,936	American Tower Corp.	486,362
1,447	Camden Property Trust	240,492
2,293	CubeSmart	119,305
3,312	Douglas Emmett, Inc.	110,687
6,184	Duke Realty Corp.	359,043
2,308	Equity Lifestyle Properties, Inc.	176,516
4,570	Healthcare Realty Trust, Inc.	125,584
6,979	Invitation Homes, Inc.	280,416
1,058	Kilroy Realty Corp.	80,852
7,779	Medical Properties Trust, Inc.	164,448
3,790	National Retail Properties, Inc.	170,323
7,807	Sabra Health Care REIT, Inc.	116,246
1,170	Sun Communities, Inc.	205,089
4,529	UDR, Inc.	259,829
1,711	WP Carey, Inc.	138,317

		3,194,149

Food & Staples Retailing (1.8%):
457	Casey’s General Stores, Inc.	90,564
1,924	Costco Wholesale Corp.	1,107,935
3,491	Kroger Co. (The)	200,279
1,996	US Foods Holding Corp.*	75,109
6,674	Walmart, Inc.	993,892

		2,467,779

Food Products (1.0%):
1,028	Bunge, Ltd.	113,913
6,276	Hormel Foods Corp.	323,465
1,291	Lamb Weston Holdings, Inc.	77,344
11,767	Mondelez International, Inc., Class A	738,732
905	Post Holdings, Inc.*	62,680

		1,316,134

Gas Utilities (0.0%†):
1,413	UGI Corp.	51,179

Health Care Equipment & Supplies (3.4%):
7,762	Abbott Laboratories	918,710
3,817	Baxter International, Inc.	295,970
9,302	Boston Scientific Corp.*	411,986
2,963	Danaher Corp.	869,137
4,318	Edwards Lifesciences Corp.*	508,315
225	Insulet Corp.*	59,938
1,822	Intuitive Surgical, Inc.*	549,661
4,952	Medtronic plc	549,424
950	STERIS plc	229,682
405	Teleflex, Inc.	143,706

		4,536,529

Health Care Providers & Services (3.0%):
1,406	Anthem, Inc.	690,655
6,583	CVS Health Corp.	666,265

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
1,615	HCA Healthcare, Inc.	$404,751
294	Molina Healthcare, Inc.*	98,076
3,827	UnitedHealth Group, Inc.	1,951,655
1,128	Universal Health Services, Inc., Class B	163,504

		3,974,906

Health Care Technology (0.3%):
2,559	Cerner Corp.	239,420
619	Veeva Systems, Inc., Class A*	131,513

		370,933

Hotels, Restaurants & Leisure (1.5%):
175	Booking Holdings, Inc.*	410,979
2,548	Hilton Grand Vacations, Inc.*	132,521
2,831	Hilton Worldwide Holdings, Inc.*	429,576
3,550	McDonald’s Corp.	877,844
2,975	Melco Resorts & Entertainment, Ltd., ADR*	22,729
215	Vail Resorts, Inc.	55,958
3,558	Wendy’s Co. (The)	78,169

		2,007,776

Household Durables (0.2%):
41	NVR, Inc.*	183,158
2,068	Toll Brothers, Inc.	97,237

		280,395

Household Products (1.5%):
2,179	Clorox Co. (The)	302,946
10,868	Procter & Gamble Co. (The)	1,660,631

		1,963,577

Industrial Conglomerates (1.2%):
3,711	3M Co.	552,494
4,459	General Electric Co.	407,998
3,585	Honeywell International, Inc.	697,569

		1,658,061

Insurance (2.1%):
9,628	Aflac, Inc.	619,947
1,031	American Financial Group, Inc.	150,134
1,677	Aon plc, Class A	546,081
1,973	Arch Capital Group, Ltd.*	95,533
3,218	Arthur J. Gallagher & Co.	561,863
2,827	Brown & Brown, Inc.	204,307
1,245	Fidelity National Financial, Inc.	60,806
3,800	Lincoln National Corp.	248,368
50	Markel Corp.*	73,762
451	RenaissanceRe Holdings, Ltd.	71,488
5,660	Unum Group	178,347

		2,810,636

Interactive Media & Services (6.0%):
521	Alphabet, Inc., Class A*	1,449,083
1,551	Alphabet, Inc., Class C*	4,331,928
1,404	Match Group, Inc.*	152,671
8,638	Meta Platforms, Inc., Class A*	1,920,746
4,093	Twitter, Inc.*	158,358

		8,012,786

Internet & Direct Marketing Retail (3.9%):
1,567	Amazon.com, Inc.*	5,108,342
976	Etsy, Inc.*	121,297
44	MercadoLibre, Inc.*	52,337

		5,281,976

IT Services (4.0%):
2,489	Automatic Data Processing, Inc.	566,347
1,024	Black Knight, Inc.*	59,382
580	Block, Inc.*	78,648
1,984	DXC Technology Co.*	64,738

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
366	EPAM Systems, Inc.*	$108,559
3,034	Fidelity National Information Services, Inc.	304,674
635	Gartner, Inc.*	188,887
3,281	Mastercard, Inc., Class A	1,172,564
3,211	Paychex, Inc.	438,205
5,067	PayPal Holdings, Inc.*	585,999
69	Shopify, Inc., Class A*	46,641
417	Twilio, Inc., Class A*	68,726
1,216	VeriSign, Inc.*	270,511
6,566	Visa, Inc., Class A	1,456,142

		5,410,023

Leisure Products (0.0%†):
331	Polaris, Inc.	34,861

Life Sciences Tools & Services (1.2%):
2,514	Avantor, Inc.*	85,023
499	ICON plc*	121,367
855	Illumina, Inc.*	298,737
1,781	Thermo Fisher Scientific, Inc.	1,051,948

		1,557,075

Machinery (1.5%):
2,772	Caterpillar, Inc.	617,657
1,500	Cummins, Inc.	307,665
1,325	Deere & Co.	550,484
1,071	Parker-Hannifin Corp.	303,907
2,111	Pentair plc	114,437
1,101	Timken Co.	66,831

		1,960,981

Media (0.8%):
18,577	Comcast Corp., Class A	869,775
582	Liberty Broadband Corp., Class C*	78,757
9,768	Sirius XM Holdings, Inc.	64,664

		1,013,196

Metals & Mining (0.3%):
491	Alcoa Corp.	44,205
2,016	Southern Copper Corp.	153,014
1,810	Steel Dynamics, Inc.	151,008
1,445	Worthington Industries, Inc.	74,288

		422,515

Mortgage Real Estate Investment Trusts (0.0%†):
8,511	Annaly Capital Management, Inc.	59,917

Multiline Retail (0.5%):
1,770	Nordstrom, Inc.	47,985
2,895	Target Corp.	614,377

		662,362

Multi-Utilities (1.6%):
5,475	Ameren Corp.	513,336
8,049	Consolidated Edison, Inc.	762,079
5,769	Public Service Enterprise Group, Inc.	403,830
5,208	WEC Energy Group, Inc.	519,811

		2,199,056

Oil, Gas & Consumable Fuels (3.4%):
1,083	Cheniere Energy, Inc.	150,158
7,936	Chevron Corp.	1,292,219
8,477	ConocoPhillips	847,700
1,155	Continental Resources, Inc.	70,836
18,540	Exxon Mobil Corp.	1,531,219
1,068	HF Sinclair Corp.*	42,560
5,337	Occidental Petroleum Corp.	302,821
4,266	ONEOK, Inc.	301,308
603	Targa Resources Corp.	45,508

		4,584,329

Shares		Value
Common Stocks, continued
Personal Products (0.1%):
1,146	BellRing Brands, Inc.*	$26,450
2,072	Herbalife Nutrition, Ltd.*	62,906

		89,356

Pharmaceuticals (4.1%):
10,617	Bristol-Myers Squibb Co.	775,359
3,168	Eli Lilly & Co.	907,220
248	Jazz Pharmaceuticals plc*	38,606
9,807	Johnson & Johnson	1,738,095
10,072	Merck & Co., Inc.	826,408
22,500	Pfizer, Inc.	1,164,825

		5,450,513

Professional Services (0.4%):
1,364	Booz Allen Hamilton Holding Corp.	119,814
1,689	CoStar Group, Inc.*	112,504
1,094	ManpowerGroup, Inc.	102,748
1,494	TransUnion	154,390

		489,456

Real Estate Management & Development (0.0%†):
976	Zillow Group, Inc., Class C*	48,107

Road & Rail (0.9%):
1,989	Canadian Pacific Railway, Ltd.	164,172
14,032	CSX Corp.	525,498
789	J.B. Hunt Transport Services, Inc.	158,423
809	Lyft, Inc., Class A*	31,066
1,080	Old Dominion Freight Line, Inc.	322,575
1,349	Uber Technologies, Inc.*	48,132

		1,249,866

Semiconductors & Semiconductor Equipment (6.1%):
6,289	Advanced Micro Devices, Inc.*	687,639
2,860	Analog Devices, Inc.	472,415
3,657	Applied Materials, Inc.	481,993
1,688	Broadcom, Inc.	1,062,900
16,010	Intel Corp.	793,456
1,442	Marvell Technology, Inc.	103,406
5,125	Micron Technology, Inc.	399,186
8,931	NVIDIA Corp.	2,436,913
4,558	Qualcomm, Inc.	696,553
1,839	Teradyne, Inc.	217,425
4,357	Texas Instruments, Inc.	799,422

		8,151,308

Software (9.0%):
2,054	Adobe, Inc.*	935,843
2,289	Cadence Design Systems, Inc.*	376,449
1,350	Ceridian HCM Holding, Inc.*	92,286
26,979	Microsoft Corp.	8,317,895
7,046	Oracle Corp.	582,916
229	Palo Alto Networks, Inc.*	142,555
3,691	Salesforce, Inc.*	783,673
898	ServiceNow, Inc.*	500,087
859	SS&C Technologies Holdings, Inc.	64,442
568	VMware, Inc., Class A	64,678
426	Workday, Inc., Class A*	102,010
672	Zoom Video Communications, Inc., Class A*	78,779

		12,041,613

Specialty Retail (1.7%):
2,912	American Eagle Outfitters, Inc.	48,922
301	Burlington Stores, Inc.*	54,833
326	Dick’s Sporting Goods, Inc.	32,606
1,829	Foot Locker, Inc.	54,248
4,313	Home Depot, Inc. (The)	1,291,010
3,745	Lowe’s Cos., Inc.	757,202

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
287	Williams-Sonoma, Inc.	$41,615

		2,280,436

Technology Hardware, Storage & Peripherals (7.3%):
56,033	Apple, Inc.	9,783,922
1,086	Dell Technologies, Inc., Class C*	54,506

		9,838,428

Textiles, Apparel & Luxury Goods (0.6%):
342	Lululemon Athletica, Inc.*	124,909
5,076	NIKE, Inc., Class B	683,026

		807,935

Tobacco (0.5%):
14,057	Altria Group, Inc.	734,478

Trading Companies & Distributors (0.1%):
675	GATX Corp.	83,248

Total Common Stocks (Cost $51,957,029)		133,280,887

Contracts		Value
Purchased Options (0.9%)^:
Total Purchased Options (Cost $2,528,548)		1,168,145

Shares		Value
Unaffiliated Investment Company (1.7%):

Money Markets (1.7%):
2,206,044	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(a)	2,206,044

Total Unaffiliated Investment Company (Cost $2,206,044)		2,206,044

Total Investment Securities (Cost $56,691,621) - 101.8%		136,655,076
Net other assets (liabilities) - (1.8)%		(2,364,981)

Net Assets - 100.0%		$134,290,095

Percentages indicated are based on net assets as of March 31, 2022.

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
†	Represents less than 0.05%.
^	See Options table below for more details.
(a)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

At March 31, 2022, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

S&P 500 Index	Put	4000.00 USD	5/20/22	43	$172,000	$ 93,525

S&P 500 Index	Put	4025.00 USD	5/20/22	40	161,000	94,000

S&P 500 Index	Put	4050.00 USD	5/20/22	40	162,000	101,400

S&P 500 Index	Put	3950.00 USD	6/17/22	43	169,850	167,700

S&P 500 Index	Put	4000.00 USD	6/17/22	43	172,000	188,985

S&P 500 Index	Put	4025.00 USD	6/17/22	39	156,975	181,545

S&P 500 Index	Put	3800.00 USD	9/16/22	43	163,400	340,990

Total (Cost $2,528,548)						$1,168,145

At March 31, 2022, the Fund’s exchange traded options written were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

S&P 500 Index	Call	4550.00 USD	4/29/22	32	$145,600	$ (270,240)

S&P 500 Index	Call	4600.00 USD	4/29/22	32	147,200	(181,440)

S&P 500 Index	Call	4500.00 USD	5/20/22	33	148,500	(488,235)

S&P 500 Index	Call	4550.00 USD	5/20/22	33	150,150	(381,150)

S&P 500 Index	Call	4600.00 USD	5/20/22	32	147,200	(276,800)

S&P 500 Index	Call	4700.00 USD	5/20/22	32	150,400	(133,760)

S&P 500 Index	Call	4750.00 USD	5/20/22	33	156,750	(88,770)

S&P 500 Index	Call	4650.00 USD	6/17/22	32	148,800	(299,360)

S&P 500 Index	Call	4700.00 USD	6/17/22	32	150,400	(225,760)

Total (Premiums $2,220,706)						$(2,345,515)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (98.3%):
Aerospace & Defense (1.2%):
57,281	Airbus SE*	$6,922,800
303,199	BAE Systems plc	2,857,560
2,600	Dassault Aviation SA*	413,298
2,648	Elbit Systems, Ltd.	579,905
5,176	MTU Aero Engines AG	1,202,459
811,907	Rolls-Royce Holdings plc*	1,067,295
32,758	Safran SA	3,849,521
151,200	Singapore Technologies Engineering, Ltd.	458,445
10,114	Thales SA	1,276,967

		18,628,250

Air Freight & Logistics (0.4%):
96,427	Deutsche Post AG	4,629,642
19,174	InPost SA*	120,502
29,500	SG Holdings Co., Ltd.	556,047
30,300	Yamato Holdings Co., Ltd.	567,319

		5,873,510

Airlines (0.1%):
15,100	ANA Holdings, Inc.*	315,300
54,268	Deutsche Lufthansa AG, Registered Shares*^	439,889
15,670	Japan Airlines Co., Ltd.*	291,701
83,673	Qantas Airways, Ltd.*	321,387
132,250	Singapore Airlines, Ltd.*	533,954

		1,902,231

Auto Components (0.7%):
15,300	Aisin Sieki Co., Ltd.	522,850
55,500	Bridgestone Corp.	2,148,283
16,599	Compagnie Generale des Establissements Michelin SCA, Class B	2,242,096
10,683	Continental AG*	770,470
41,500	Denso Corp.	2,648,608
8,878	Faurecia SA	229,632
3,329	Faurecia SE	86,163
10,300	Koito Manufacturing Co., Ltd.	417,056
12,500	Stanley Electric Co., Ltd.	236,099
72,300	Sumitomo Electric Industries, Ltd.	860,012
14,300	Toyota Industries Corp.	984,431
21,158	Valeo SA	388,679

		11,534,379

Automobiles (2.8%):
31,903	Bayerische Motoren Werke AG (BMW)	2,762,874
83,061	Daimler AG, Registered Shares	5,833,119
11,968	Ferrari NV	2,616,840
158,400	Honda Motor Co., Ltd.	4,501,868
57,400	Isuzu Motors, Ltd.	741,686
55,200	Mazda Motor Corp.	408,415
225,300	Nissan Motor Co., Ltd.*	1,003,116
17,987	Renault SA*	470,108
95,815	Stellantis NV	1,553,567
102,332	Stellantis NV	1,655,749
59,500	Subaru Corp.	945,370
36,100	Suzuki Motor Corp.	1,237,649
1,025,930	Toyota Motor Corp.	18,381,024
3,102	Volkswagen AG	772,776
29,100	Yamaha Motor Co., Ltd.	652,267

		43,536,428

Banks (8.8%):
39,378	ABN AMRO Group NV	503,695
273,959	Australia & New Zealand Banking Group, Ltd.	5,612,558
639,153	Banco Bilbao Vizcaya Argentaria SA	3,654,024

Shares		Value
Common Stocks, continued
Banks, continued
1,686,583	Banco Santander SA	$5,721,725
109,272	Bank Hapoalim BM	1,077,765
143,079	Bank Leumi Le-Israel Corp.	1,536,539
1,608,313	Barclays plc	3,123,742
108,060	BNP Paribas SA	6,151,788
357,500	BOC Hong Kong Holdings, Ltd.	1,345,261
433,539	CaixaBank SA	1,460,996
50,300	Chiba Bank, Ltd. (The)	296,539
94,893	Commerzbank AG*	724,449
164,809	Commonwealth Bank of Australia	12,937,780
114,300	Concordia Financial Group, Ltd.	426,470
119,319	Credit Agricole SA	1,425,323
67,020	Danske Bank A/S	1,107,803
175,300	DBS Group Holdings, Ltd.	4,609,887
89,278	DNB Bank ASA	2,022,221
33,872	Erste Group Bank AG	1,228,311
58,168	Finecobank Banca Fineco SpA	883,321
74,400	Hang Seng Bank, Ltd.	1,431,173
1,965,948	HSBC Holdings plc	13,468,259
381,908	ING Groep NV	3,990,682
1,598,901	Intesa Sanpaolo SpA	3,654,117
117,795	Isreal Discount Bank	732,188
39,400	Japan Post Bank Co., Ltd.	317,379
24,035	KBC Group NV	1,728,348
6,872,795	Lloyds Banking Group plc	4,206,728
57,465	Mediobanca SpA	582,156
1,161,700	Mitsubishi UFJ Financial Group, Inc.	7,212,059
12,974	Mizrahi Tefahot Bank, Ltd.	504,875
232,063	Mizuho Financial Group, Inc.	2,970,876
314,586	National Australia Bank, Ltd.	7,554,949
542,583	Natwest Group plc	1,526,445
308,698	Nordea Bank AB	3,180,409
329,799	Oversea-Chinese Banking Corp., Ltd.	2,998,331
14,105	Raiffeisen International Bank-Holding AG	199,361
198,987	Resona Holdings, Inc.	852,249
40,300	Shizuoka Bank, Ltd. (The)	284,650
156,793	Skandinaviska Enskilda Banken AB, Class A	1,698,576
79,321	Societe Generale	2,121,678
254,112	Standard Chartered plc	1,684,790
125,869	Sumitomo Mitsui Financial Group, Inc.	4,017,672
32,503	Sumitomo Mitsui Trust Holdings, Inc.	1,062,030
143,563	Svenska Handelsbanken AB, Class A	1,321,867
89,636	Swedbank AB, Class A^	1,338,354
203,682	Unicredit SpA	2,198,843
114,273	United Overseas Bank, Ltd.	2,681,085
356,387	Westpac Banking Corp.	6,416,079

		137,786,405

Beverages (2.1%):
84,408	Anheuser-Busch InBev NV	5,062,034
43,700	Asahi Breweries, Ltd.	1,586,727
159,300	Budweiser Brewing Co. APAC, Ltd.	422,787
9,701	Carlsberg A/S, Class B	1,184,649
19,778	Coca-Cola European Partners plc	972,233
18,675	Coca-Cola HBC AG	389,377
54,381	David Campari-Milano NV	632,467
225,453	Diageo plc	11,392,989
11,085	Heineken Holding NV	867,467
25,399	Heineken NV	2,421,178
4,600	ITO EN, Ltd.	225,739
80,200	Kirin Holdings Co., Ltd.	1,199,646
20,238	Pernod Ricard SA	4,438,026
2,253	Remy Cointreau SA	464,131

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
14,600	Suntory Beverage & Food, Ltd.	$556,818
69,034	Treasury Wine Estates, Ltd.	591,170

		32,407,438

Biotechnology (0.9%):
4,510	Argenx SE*	1,417,961
46,327	CSL, Ltd.	9,197,938
6,376	Genmab A/S*	2,310,190
26,848	Grifols SA	485,600

		13,411,689

Building Products (1.1%):
18,700	AGC, Inc.	747,498
95,391	ASSA Abloy AB, Class B	2,573,308
49,056	Compagnie de Saint-Gobain SA	2,918,923
24,200	Daikin Industries, Ltd.	4,406,937
3,497	Geberit AG, Registered Shares	2,153,133
14,486	Kingspan Group plc	1,407,726
24,300	Lixil Corp.	452,274
134,491	Nibe Industrier AB, Class B*	1,482,926
817	ROCKWOOL International A/S, Class B	269,896
14,700	TOTO, Ltd.	590,569
190,000	Xinyi Glass Holdings, Ltd.	456,452

		17,459,642

Capital Markets (2.8%):
96,154	3i Group plc	1,738,998
6,085	Amundi SA	415,142
18,856	ASX, Ltd.	1,144,250
258,718	Credit Suisse Group AG	2,041,646
136,800	Daiwa Securities Group, Inc.	774,721
201,699	Deutsche Bank AG, Registered Shares*	2,575,155
18,296	Deutsche Boerse AG	3,286,216
28,000	EQT AB	1,097,022
8,637	Euronext NV	784,166
5,295	Futu Holdings, Ltd., ADR*^	172,405
32,892	Hargreaves Lansdown plc	433,277
116,893	Hong Kong Exchanges & Clearing, Ltd.	5,509,024
49,100	Japan Exchange Group, Inc.	915,017
21,922	Julius Baer Group, Ltd.	1,271,830
32,018	London Stock Exchange Group plc	3,344,479
32,935	Macquarie Group, Ltd.	4,953,040
299,900	Nomura Holdings, Inc.	1,256,933
2,198	Partners Group Holding AG	2,731,166
25,290	SBI Holdings, Inc.	639,231
13,061	Schroders plc	550,301
73,500	Singapore Exchange, Ltd.	539,131
52,207	St. James Place plc	984,155
341,664	UBS Group AG	6,676,174

		43,833,479

Chemicals (3.3%):
45,778	Air Liquide SA	8,007,259
18,126	Akzo Nobel NV	1,557,101
5,830	Arkema SA	695,438
121,500	Asahi Kasei Corp.	1,051,913
88,270	BASF SE	5,032,881
10,004	Christian Hansen Holding A/S	735,293
21,010	Clariant AG	363,868
18,813	Covestro AG	950,455
13,801	Croda International plc	1,418,092
671	EMS-Chemie Holding AG	649,246
19,386	Evonik Industries AG	538,911
6,565	FUCHS PETROLUB SE	238,461
887	Givaudan SA, Registered Shares^	3,651,876
64,507	ICL Group, Ltd.	767,192

Shares		Value
Common Stocks, continued
Chemicals, continued
20,134	Johnson Matthey plc	$493,269
19,500	JSR Corp.	575,058
18,800	Kansai Paint Co., Ltd.	302,106
17,115	Koninklijke DSM NV	3,058,359
7,976	Lanxess AG	352,687
122,000	Mitsubishi Chemical Holdings Corp.	811,903
13,100	Mitsubishi Gas Chemical Co., Inc.	222,452
19,400	Mitsui Chemicals, Inc.	488,778
74,000	Nippon Paint Holdings Co., Ltd.	649,466
13,900	Nippon Sanso Holdings Corp.	264,164
12,000	Nissan Chemical Corp.	704,410
13,300	Nitto Denko Corp.	953,332
20,528	Novozymes A/S, Class B	1,405,220
40,418	Orica, Ltd.	478,525
33,900	Shin-Etsu Chemical Co., Ltd.	5,166,710
13,777	Sika AG	4,539,663
7,710	Solvay SA	758,980
138,500	Sumitomo Chemical Co., Ltd.	634,999
12,772	Symrise AG	1,533,103
133,000	Toray Industries, Inc.	693,319
23,300	Tosoh Corp.	344,624
19,106	Umicore SA	825,210
16,878	Yara International ASA	842,046

		51,756,369

Commercial Services & Supplies (0.3%):
142,584	Brambles, Ltd.	1,051,143
22,100	Dai Nippon Printing Co., Ltd.	519,152
181,054	Rentokil Initial plc	1,246,797
20,500	SECOM Co., Ltd.	1,485,606
32,576	Securitas AB, Class B	367,204
6,200	Sohgo Security Services Co., Ltd.	202,500
26,200	TOPPAN, INC.	462,938

		5,335,340

Communications Equipment (0.3%):
516,875	Nokia OYJ*	2,844,946
281,773	Telefonaktiebolaget LM Ericsson, Class B	2,579,452

		5,424,398

Construction & Engineering (0.7%):
24,400	ACS Actividades de Construccion y Servicios SA	655,794
21,607	Bouygues SA	753,133
7,930	Eiffage SA	812,694
47,468	Ferrovial SA	1,256,488
42,800	Kajima Corp.	521,325
58,500	Obayashi Corp.	430,224
49,500	Shimizu Corp.	297,545
32,096	Skanska AB, Class B^	718,382
17,800	Taisei Corp.	514,649
52,247	Vinci SA	5,340,870

		11,301,104

Construction Materials (0.5%):
74,916	CRH plc	2,999,191
14,390	HeidelbergCement AG	822,868
51,216	Holcim, Ltd.	2,500,853
43,837	James Hardie Industries SE	1,318,868

		7,641,780

Consumer Finance (0.0%†):
—	Isracard, Ltd.	2

Containers & Packaging (0.1%):
23,939	Smurfit Kappa Group plc	1,060,895

Diversified Consumer Services (0.0%†):
21,043	IDP Education, Ltd.	490,639

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Financial Services (0.9%):
3,632	Eurazeo SE	$305,199
10,311	EXOR NV	786,332
10,956	Groupe Bruxelles Lambert SA	1,136,033
13,325	Industrivarden AB, Class A	378,894
16,614	Industrivarden AB, Class C	463,851
46,796	Investor AB	1,087,716
174,720	Investor AB, Class B	3,796,040
23,067	Kinnevik AB, Class B*	600,626
7,907	L E Lundbergforetagen AB	401,851
242,263	M&G plc	701,596
63,300	Mitsubishi HC Capital, Inc.	294,668
118,500	ORIX Corp.	2,365,529
1,465	Sofina SA	531,205
202,311	Standard Life Aberdeen plc	566,134
3,900	Tokyo Century Corp.	143,130
2,640	Wendel	268,576

		13,827,380

Diversified Telecommunication Services (1.9%):
858,675	BT Group plc	2,046,189
49,904	Cellnex Telecom SAU	2,391,670
314,984	Deutsche Telekom AG, Registered Shares	5,882,184
13,416	Elisa OYJ	808,467
345,525	HKT Trust & HKT, Ltd.	474,215
34,963	Infrastrutture Wireless Italiane SpA	392,040
324,331	Koninklijke KPN NV	1,126,250
116,204	Nippon Telegraph & Telephone Corp.	3,377,078
192,835	Orange SA	2,279,904
15,181	Proximus SADP	282,511
807,800	Singapore Telecommunications, Ltd.	1,569,271
171,151	Spark New Zealand, Ltd.	542,062
2,533	Swisscom AG, Registered Shares	1,521,030
1,036,625	Telecom Italia SpA	380,585
87,057	Telefonica Deutschland Holding AG	237,752
509,453	Telefonica SA	2,472,494
67,343	Telenor ASA	968,346
255,818	Telia Co AB	1,024,943
402,715	Telstra Corp., Ltd.	1,187,330
9,884	United Internet AG, Registered Shares	339,891

		29,304,212

Electric Utilities (1.8%):
62,500	Chubu Electric Power Co., Inc.	647,645
65,570	CK Infrastructure Holdings, Ltd.	438,772
162,000	CLP Holdings, Ltd.	1,578,731
272,415	EDP - Energias de Portugal SA	1,341,569
44,122	Electricite de France^	415,631
2,734	Elia Group SA/NV	417,240
29,444	Endesa SA	642,463
793,054	Enel SpA	5,295,319
43,380	Fortum OYJ	787,383
292,500	HK Electric Investments, Ltd.	285,545
564,602	Iberdrola SA	6,144,477
68,100	Kansai Electric Power Co., Inc. (The)	642,615
61,309	Mercury NZ, Ltd.	251,783
164,929	Origin Energy, Ltd.	762,991
18,338	Orsted A/S*	2,309,564
131,500	Power Assets Holdings, Ltd.	856,589
41,252	Red Electrica Corp SA^	847,100
100,812	Scottish & Southern Energy plc	2,307,901
135,086	Terna SpA	1,161,663
159,400	Tokyo Electric Power Co. Holdings, Inc.*	527,088
6,614	Verbund AG, Class A	696,308

		28,358,377

Shares		Value
Common Stocks, continued
Electrical Equipment (1.7%):
158,688	ABB, Ltd.	$5,134,954
11,800	Fuji Electric Co., Ltd.	588,613
26,285	Legrand SA	2,498,490
176,700	Mitsubishi Electric Corp.	2,034,114
43,000	Nidec Corp.	3,407,268
24,934	Prysmian SpA	849,222
52,215	Schneider Electric SA	8,716,425
38,275	Siemens Energy AG	874,411
22,086	Siemens Gamesa Renewable Energy*	387,665
97,485	Vestas Wind Systems A/S*	2,878,771

		27,369,933

Electronic Equipment, Instruments & Components (1.5%):
12,800	Azbil Corp.	426,410
37,098	Halma plc	1,210,716
12,900	Hamamatsu Photonics KK	686,671
188,234	Hexagon AB, Class B*	2,642,129
3,214	Hirose Electric Co., Ltd.	467,088
11,000	Ibiden Co., Ltd.	539,667
18,680	Keyence Corp.	8,686,281
30,600	Kyocera Corp.	1,720,269
55,100	Murata Manufacturing Co., Ltd.	3,643,021
18,400	Omron Corp.	1,226,980
22,900	Shimadzu Corp.	788,685
38,100	TDK Corp.	1,375,862
27,200	Venture Corp., Ltd.	350,972
21,900	Yokogawa Electric Corp.	373,675

		24,138,426

Energy Equipment & Services (0.0%†):
44,339	Tenaris SA	668,161

Entertainment (1.0%):
82,040	Bollore, Inc.	428,463
18,300	Capcom Co., Ltd.	442,616
46,866	Embracer Group AB*	392,935
5,980	Koei Tecmo Holdings Co., Ltd.	195,589
8,600	Konami Holdings Corp.	543,673
46,900	Nexon Co., Ltd.	1,122,469
10,600	Nintendo Co., Ltd.	5,349,245
31,096	Sea, Ltd., ADR*	3,724,990
8,000	Square Enix Holdings Co., Ltd.	354,195
10,900	Toho Co., Ltd.	412,177
8,761	UbiSoft Entertainment SA*	385,637
68,093	Universal Music Group NV	1,807,456
71,712	Vivendi Universal SA	935,816

		16,095,261

Equity Real Estate Investment Trusts (1.4%):
334,683	Ascendas Real Estate Investment Trust	721,900
85,015	British Land Co. plc	588,739
481,113	CapitaLand Mall Trust	796,960
4,592	Covivio	364,277
206	Daiwahouse Residential Investment Corp.	554,418
102,333	Dexus	832,584
4,333	Gecina SA	545,121
394	GLP J-REIT	599,797
162,560	Goodman Group	2,760,304
181,051	GPT Group	696,238
675	Japan Metropolitan Fund Invest	570,471
116	Japan Real Estate Investment Corp.	607,941
20,015	Klepierre	532,087
67,234	Land Securities Group plc	690,099
197,300	Link REIT (The)	1,681,730
235,300	Mapletree Commercial Trust	327,341

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
323,434	Mapletree Logistics Trust	$440,146
377,732	Mirvac Group	699,073
141	Nippon Building Fund, Inc.	800,833
212	Nippon Prologis REIT, Inc.	620,164
441	Nomura Real Estate Master Fund, Inc.	583,178
251	Orix JREIT, Inc.	340,333
501,635	Scentre Group	1,135,732
114,179	SERGO plc	2,011,012
223,911	Stockland	706,620
11,885	Unibail-Rodamco-Westfield*	889,025
351,082	Vicinity Centres	485,303

		21,581,426

Food & Staples Retailing (1.5%):
64,300	AEON Co., Ltd.	1,371,987
59,902	Carrefour SA	1,299,318
126,586	Coles Group, Ltd.	1,686,781
5,622	Colruyt SA	233,092
2,200	Cosmos Pharmaceutical Corp.	267,270
131,643	Endeavour Group, Ltd.	716,024
16,359	HelloFresh SE*	739,110
155,527	J Sainsbury plc	514,897
26,690	Jeronimo Martins SGPS SA	639,318
28,415	Kesko OYJ, Class B	784,174
13,900	Kobe Bussan Co., Ltd.	427,055
100,922	Koninklijke Ahold Delhaize NV	3,243,814
5,100	LAWSON, Inc.	194,949
46,805	Ocado Group plc*	715,314
72,700	Seven & I Holdings Co., Ltd.	3,459,650
737,233	Tesco plc	2,664,851
3,700	Tsuruha Holdings, Inc.	235,025
9,400	Welcia Holdings Co., Ltd.	231,322
117,781	Woolworths Group, Ltd.	3,270,507

		22,694,458

Food Products (3.3%):
45,700	Ajinomoto Co., Inc.	1,297,958
33,925	Associated British Foods plc	736,626
343	Barry Callebaut AG, Registered Shares	803,313
10	Chocoladefabriken Lindt & Spruengli AG	1,208,137
63,996	Danone SA	3,524,916
7,602	JDE Peet’s NV	217,457
15,243	Kerry Group plc, Class A	1,702,920
13,900	Kikkoman Corp.	920,762
107	Lindt & Spruengli AG	1,269,100
11,652	Meiji Holdings Co., Ltd.	632,029
42,619	Mowi ASA	1,149,462
272,339	Nestle SA, Registered Shares	35,361,010
19,545	Nisshin Seifun Group, Inc.	272,904
5,900	Nissin Foods Holdings Co., Ltd.	414,380
78,138	Orkla ASA, Class A	695,227
8,700	Toyo Suisan Kaisha, Ltd.	311,166
769,797	WH Group, Ltd.	484,297
174,600	Wilmar International, Ltd.	605,582
12,100	Yakult Honsha Co., Ltd.	645,941

		52,253,187

Gas Utilities (0.4%):
112,935	APA Group	895,343
22,895	Enagas SA	508,684
19,676	Gas Natural SDG SA^	587,495
1,061,135	Hong Kong & China Gas Co., Ltd.	1,283,613
34,500	Osaka Gas Co., Ltd.	592,395
195,393	Snam SpA	1,128,235

Shares		Value
Common Stocks, continued
Gas Utilities, continued
34,900	Tokyo Gas Co., Ltd.	$639,416

		5,635,181

Health Care Equipment & Supplies (2.0%):
48,865	Alcon, Inc.	3,860,625
17,860	Ambu A/S, Class B^	262,337
22,200	Asahi Intecc Co., Ltd.	434,450
4,310	BioMerieux	459,325
3,661	Carl Zeiss Meditec AG	593,540
6,255	Cochlear, Ltd.	1,041,797
11,276	Coloplast A/S, Class B	1,708,083
10,100	Demant A/S*	456,971
2,417	DiaSorin SpA	378,406
56,022	Fisher & Paykel Healthcare Corp., Ltd.	941,020
23,058	Getinge AB, Class B	918,263
12,113	GN Store Nord A/S	591,229
35,600	HOYA Corp.	4,063,044
5,005	Inmode, Ltd.*	184,735
88,196	Koninklijke Philips NV	2,697,806
107,100	Olympus Corp.	2,035,062
2,597	Sartorius AG	1,153,193
26,574	Siemens Healthineers AG	1,647,589
86,297	Smith & Nephew plc	1,375,283
5,267	Sonova Holding AG, Registered Shares	2,197,227
980	Straumann Holding AG, Registered Shares, Class R	1,568,395
16,600	Sysmex Corp.	1,205,597
62,500	Terumo Corp.	1,893,170

		31,667,147

Health Care Providers & Services (0.4%):
12,628	Amplifon SpA	563,786
19,977	Fresenius Medical Care AG & Co., KGaA	1,339,523
39,793	Fresenius SE & Co. KGaA	1,464,027
15,900	Medipal Holdings Corp.	262,071
5,013	Orpea	216,310
17,176	Ramsay Health Care, Ltd.	831,622
46,943	Ryman Healthcare, Ltd.	304,124
44,295	Sonic Healthcare, Ltd.	1,166,069

		6,147,532

Health Care Technology (0.1%):
42,200	M3, Inc.	1,527,533

Hotels, Restaurants & Leisure (1.4%):
17,675	Accor SA*	566,345
57,102	Aristocrat Leisure, Ltd.	1,547,697
173,680	Compass Group plc	3,742,290
32,834	Crown Resorts, Ltd.*	311,994
5,969	Domino’s Pizza Enterprises, Ltd.	388,804
16,385	Evolution AB	1,672,966
16,312	Flutter Entertainment plc*	1,870,820
209,000	Galaxy Entertainment Group, Ltd.	1,242,194
516,457	Genting Singapore, Ltd.	309,444
57,078	GVC Holdings plc*	1,224,009
17,748	InterContinental Hotels Group plc	1,201,616
9,051	La Francaise des Jeux SAEM	358,706
7,029	McDonald’s Holdings Co., Ltd.	292,814
18,217	Melco Resorts & Entertainment, Ltd., ADR*^	139,178
19,200	Oriental Land Co., Ltd.	3,666,295
252,332	Sands China, Ltd.*	605,638
8,312	Sodexo SA	674,700
216,784	Tabcorp Holdings, Ltd.	859,429
19,102	Whitbread plc*	710,710

		21,385,649

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables (1.3%):
105,941	Barratt Developments plc	$722,671
10,916	Berkeley Group Holdings plc	531,227
23,465	Electrolux AB, Class B	355,204
16,200	Iida Group Holdings Co., Ltd.	280,465
8,300	Open House Co., Ltd.	367,342
215,100	Panasonic Corp.	2,083,400
30,952	Persimmon plc	870,402
3,700	Rinnai Corp.	277,067
2,415	SEB SA	336,822
34,500	Sekisui Chemical Co., Ltd.	494,208
59,900	Sekisui House, Ltd.	1,161,624
24,500	Sharp Corp.	229,473
122,000	Sony Group Corp.	12,593,809
351,444	Taylor Wimpey plc	599,590

		20,903,304

Household Products (0.6%):
57,669	Essity AB, Class B^	1,359,417
9,738	Henkel AG & Co. KGaA	645,378
22,400	Lion Corp.	249,743
68,969	Reckitt Benckiser Group plc	5,270,799
40,000	Unicharm Corp.	1,422,747

		8,948,084

Independent Power and Renewable Electricity Producers (0.1%):
27,555	EDP Renovaveis SA	709,608
123,351	Meridian Energy, Ltd.	429,836
8,605	Uniper SE	221,280

		1,360,724

Industrial Conglomerates (1.5%):
256,744	CK Hutchison Holdings, Ltd.	1,882,432
9,292	DCC plc	720,041
94,520	Hitachi, Ltd.	4,737,031
15,609	Investment AB Latour, Class B	496,078
21,000	Jardine Matheson Holdings, Ltd.	1,151,811
136,400	Keppel Corp., Ltd.	644,201
23,499	Lifco AB, Class B*	596,631
417,063	Melrose Industries plc	674,974
73,804	Siemens AG, Registered Shares	10,225,031
37,280	Smiths Group plc	706,542
37,900	Toshiba Corp.	1,438,379

		23,273,151

Insurance (5.0%):
18,070	Admiral Group plc	605,212
171,254	AEGON NV	903,664
16,541	Ageas NV	832,320
1,168,000	AIA Group, Ltd.	12,228,766
39,694	Allianz SE, Registered Shares+	9,477,396
106,939	Assicurazioni Generali SpA	2,446,594
365,422	Aviva plc	2,156,654
189,462	AXA SA	5,532,266
4,338	Baloise Holding AG, Registered Shares	773,133
16,528	CNP Assurances SA^	398,448
97,800	Dai-ichi Life Holdings, Inc.	1,989,970
19,206	Gjensidige Forsikring ASA	476,684
5,846	Hannover Rueck SE	995,524
229,877	Insurance Australia Group, Ltd.	748,398
238,400	Japan Post Holdings Co., Ltd.	1,751,436
19,500	Japan Post Insurance Co., Ltd.	341,166
575,365	Legal & General Group plc	2,039,794
266,611	Medibank Private, Ltd.	610,327
43,611	MS&AD Insurance Group Holdings, Inc.	1,417,170
13,693	Muenchener Rueckversicherungs-Gesellschaft AG	3,667,386

Shares		Value
Common Stocks, continued
Insurance, continued
26,063	NN Group NV	$1,313,414
65,334	Phoenix Group Holdings plc	523,736
49,390	Poste Italiane SpA	560,212
266,900	Prudential plc	3,941,851
143,233	QBE Insurance Group, Ltd.	1,220,404
48,472	Sampo Oyj, Class A	2,365,685
30,925	Sompo Holdings, Inc.	1,360,527
123,286	Suncorp Group, Ltd.	1,019,167
3,030	Swiss Life Holding AG, Registered Shares	1,934,323
28,795	Swiss Re AG	2,740,524
50,836	T&D Holdings, Inc.	689,795
60,800	Tokio Marine Holdings, Inc.	3,536,841
33,997	Tryg A/S	824,395
14,510	Zurich Insurance Group AG	7,155,007

		78,578,189

Interactive Media & Services (0.3%):
25,768	Adevinta ASA*	234,889
91,858	Auto Trader Group plc	760,272
13,000	Kakaku.com, Inc.	290,799
5,498	REA Group, Ltd.	549,569
8,529	Scout24 AG	489,192
33,025	Seek, Ltd.	726,493
259,100	Z Holdings Corp.	1,125,163

		4,176,377

Internet & Direct Marketing Retail (0.6%):
16,337	Delivery Hero SE*	719,520
2,947	Fiverr International, Ltd.*^	224,178
105,487	Grab Holdings, Ltd.*^	369,205
17,726	Just Eat Takeaway*	594,907
10,800	Mercari, Inc.*	280,113
90,199	Prosus NV	4,774,236
80,900	Rakuten, Inc.	637,875
21,658	Zalando SE*	1,099,234
13,200	ZOZO, Inc.	350,732

		9,050,000

IT Services (1.5%):
1,910	Adyen NV*	3,772,818
44,215	Amadeus IT Group SA*	2,879,590
8,520	Bechtle AG	480,750
15,564	Capgemini SA	3,461,627
52,517	Computershare, Ltd.	960,543
24,045	Edenred	1,188,514
19,300	Fujitsu, Ltd.	2,877,760
3,900	GMO Payment Gateway, Inc.	398,219
9,500	Itochu Techno-Solutions Corp.	242,683
45,718	Nexi SpA*	528,019
32,038	Nomura Research Institute, Ltd.	1,047,983
61,400	NTT Data Corp.	1,204,476
6,800	OBIC Co., Ltd.	1,019,069
10,700	Otsuka Corp.	380,027
13,500	SCSK Corp.	231,383
20,800	TIS, Inc.	486,574
5,789	Wix.com, Ltd.*	604,719
23,655	Worldline SA*	1,025,378

		22,790,132

Leisure Products (0.2%):
19,600	Bandai Namco Holdings, Inc.	1,485,037
7,000	Shimano, Inc.	1,601,410
13,900	Yamaha Corp.	606,251

		3,692,698

Life Sciences Tools & Services (0.6%):
625	Bachem Holding AG, Class B	343,025
13,231	Eurofins Scientific SE	1,311,445
7,162	Lonza Group AG, Registered Shares	5,189,591

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
22,367	Qiagen NV*	$1,097,750
2,697	Sartorius Stedim Biotech	1,105,206

		9,047,017

Machinery (2.9%):
30,679	Alfa Laval AB	1,055,516
29,752	Alstom SA	693,454
37,401	Atlas Copco AB	1,696,955
64,300	Atlas Copco AB, Class A	3,338,671
96,451	CNH Industrial NV	1,527,002
9,400	Daifuku Co., Ltd.	671,621
40,658	Daimler Truck Holding AG*	1,129,365
65,133	Epiroc AB, Class A	1,394,426
37,307	Epiroc AB, Class B	671,865
18,500	FANUC Corp.	3,253,915
14,256	GEA Group AG	588,926
29,600	Hino Motors, Ltd.	173,216
10,100	Hitachi Construction Machinery Co., Ltd.	261,765
5,700	Hoshizaki Corp.	391,017
41,082	Husqvarna AB, Class B	428,402
7,507	Kion Group AG	499,156
6,939	Knorr-Bremse AG	533,032
84,400	Komatsu, Ltd.	2,025,568
32,937	Kone OYJ, Class B	1,724,852
4,665	Kornit Digital, Ltd.*	385,749
98,900	Kubota Corp.	1,854,480
9,900	Kurita Water Industries, Ltd.	365,471
20,900	Makita Corp.	669,509
34,600	MINEBEA MITSUMI, Inc.	753,846
27,700	Misumi Group, Inc.	824,313
30,300	Mitsubishi Heavy Industries, Ltd.	998,031
8,000	Miura Co., Ltd.	197,337
25,300	NGK Insulators, Ltd.	361,266
533	Rational AG	369,784
110,822	Sandvik AB	2,353,922
3,907	Schindler Holding AG	833,119
1,874	Schindler Holding AG, Registered Shares	397,410
36,282	SKF AB, Class B	590,043
5,600	SMC Corp.	3,128,188
7,263	Spirax-Sarco Engineering plc	1,189,985
133,500	Techtronic Industries Co., Ltd.	2,150,739
2,722	VAT Group AG	1,038,066
18,388	Volvo AB, Class A	351,642
137,457	Volvo AB, Class B	2,565,008
44,492	Wartsila OYJ Abp, Class B	406,306
23,300	Yaskawa Electric Corp.	910,161

		44,753,099

Marine (0.4%):
299	A.P. Moeller - Maersk A/S, Class A	883,746
571	A.P. Moeller - Maersk A/S, Class B	1,721,386
5,326	Kuehne & Nagel International AG, Registered Shares	1,509,345
33,300	Mitsui O.S.K. Lines, Ltd.	924,582
15,800	Nippon Yusen KK	1,381,030
138,000	SITC International Holdings Co., Ltd.	487,158

		6,907,247

Media (0.4%):
42,100	Cyberagent, Inc.	522,072
20,777	Dentsu Group, Inc.	849,771
22,700	Hakuhodo DY Holdings, Inc.	285,300
144,535	Informa plc*	1,134,134
70,044	Pearson plc	684,196
21,978	Publicis Groupe SA	1,334,902
7,838	Schibsted ASA, Class A	192,618

Shares		Value
Common Stocks, continued
Media, continued
9,116	Schibsted ASA, Class B	$194,208
115,784	WPP plc	1,514,894

		6,712,095

Metals & Mining (3.9%):
123,530	Anglo American plc	6,370,053
37,468	Antofagasta plc	818,008
62,082	ArcelorMittal	1,995,239
208,354	BHP Group, Ltd.	7,986,818
281,404	BHP Group, Ltd.	10,957,737
46,710	BlueScope Steel, Ltd.	721,597
26,418	Boliden AB	1,340,320
182,201	Evolution Mining, Ltd.	591,871
165,186	Fortescue Metals Group, Ltd.	2,534,238
957,948	Glencore plc	6,224,322
23,100	Hitachi Metals, Ltd.*	386,570
47,600	JFE Holdings, Inc.	669,972
16,517	Mineral Resources, Ltd.	645,488
87,128	Newcrest Mining, Ltd.	1,729,168
83,848	Nippon Steel Corp.	1,486,671
129,638	Norsk Hydro ASA	1,263,799
107,364	Northern Star Resources, Ltd.	850,680
108,666	Rio Tinto plc	8,618,424
36,382	Rio Tinto, Ltd.	3,221,978
455,650	South32, Ltd.	1,696,301
23,700	Sumitomo Metal & Mining Co., Ltd.	1,196,875
11,188	Voestalpine AG	332,300

		61,638,429

Multiline Retail (0.4%):
13,014	Next plc	1,026,034
40,200	Pan Pacific International Holdings Corp.	644,861
26,600	Ryohin Keikaku Co., Ltd.	310,269
109,611	Wesfarmers, Ltd.	4,117,481

		6,098,645

Multi-Utilities (1.0%):
213,698	E.ON SE	2,484,897
178,216	Engie Group	2,335,805
350,849	National Grid plc	5,387,927
62,672	RWE AG	2,733,270
64,376	Veolia Environnement SA	2,053,913

		14,995,812

Oil, Gas & Consumable Fuels (4.0%):
12,705	Aker BP ASA	473,622
21,748	Ampol, Ltd.	494,081
1,904,658	BP plc	9,306,390
295,920	ENEOS Holdings, Inc.	1,112,404
243,855	ENI SpA	3,574,685
94,888	Equinor ASA	3,562,135
52,149	Galp Energia SGPS SA	659,849
20,687	Idemitsu Kosan Co., Ltd.	570,823
98,000	INPEX Corp.	1,163,892
18,615	Lundin Energy AB	789,552
40,565	Neste Oyj	1,847,758
14,019	OMV AG	668,389
140,509	Repsol SA	1,847,307
312,977	Santos, Ltd.	1,799,198
744,876	Shell PLC	20,438,382
242,860	TotalEnergies SE	12,320,706
21,943	Washington H. Soul Pattinson & Co., Ltd.	465,847
94,785	Woodside Petroleum, Ltd.	2,260,899

		63,355,919

Paper & Forest Products (0.3%):
47,327	Mondi plc	917,320
79,100	Oji Holdings Corp.	393,311

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
56,138	Stora Enso OYJ, Registered Shares, Class R	$1,098,262
58,252	Svenska Cellulosa AB SCA, Class B	1,131,604
50,962	UPM-Kymmene OYJ	1,662,691

		5,203,188

Personal Products (1.7%):
9,702	Beiersdorf AG	1,019,358
45,200	Kao Corp.	1,855,843
5,200	Kobayashi Pharmaceutical Co., Ltd.	416,945
3,000	Kose Corp.	313,817
24,171	L’Oreal SA	9,673,487
10,200	Pola Orbis Holdings, Inc.	132,744
38,600	Shiseido Co., Ltd.	1,956,608
249,578	Unilever plc	11,296,220

		26,665,022

Pharmaceuticals (9.0%):
178,400	Astellas Pharma, Inc.	2,797,115
149,873	AstraZeneca plc	19,871,127
94,734	Bayer AG, Registered Shares	6,480,539
64,900	Chugai Pharmaceutical Co., Ltd.	2,170,828
169,500	Daiichi Sankyo Co., Ltd.	3,719,177
23,600	Eisai Co., Ltd.	1,093,875
489,207	GlaxoSmithKline plc	10,547,261
15,559	Hikma Pharmaceuticals plc	418,526
3,643	Ipsen SA	455,015
24,800	Kyowa Kirin Co., Ltd.	575,463
12,701	Merck KGaA	2,659,588
4,100	Nippon Shinyaku Co., Ltd.	278,818
211,968	Novartis AG, Registered Shares	18,592,922
162,914	Novo Nordisk A/S, Class B	18,045,404
35,400	Ono Pharmaceutical Co., Ltd.	889,201
10,166	Orion OYJ, Class B	461,238
38,200	Otsuka Holdings Co., Ltd.	1,321,647
10,485	Recordati SpA	527,033
3,135	Roche Holding AG	1,370,908
67,970	Roche Holding AG	26,884,821
109,827	Sanofi	11,199,076
33,800	Santen Pharmaceutical Co., Ltd.	338,410
25,000	Shionogi & Co., Ltd.	1,535,599
17,800	Sumitomo Dainippon Pharma Co., Ltd.	175,807
3,300	Taisho Pharmaceutical Holdings Co., Ltd.	153,091
152,673	Takeda Pharmacuetical Co., Ltd.	4,370,195
114,076	Teva Pharmaceutical Industries, Ltd., ADR*	1,071,174
12,344	UCB SA	1,477,526
4,611	Vifor Pharma AG	818,095

		140,299,479

Professional Services (1.6%):
14,494	Adecco SA, Registered Shares	656,117
8,100	Benefit One, Inc.	169,619
28,499	Bureau Veritas SA	813,912
89,490	Experian plc	3,450,538
15,653	Intertek Group plc	1,068,750
31,500	Nihon M&A Center, Inc.	437,812
16,700	Persol Holdings Co., Ltd.	374,402
12,440	Randstad NV^	746,574
131,400	Recruit Holdings Co., Ltd.	5,753,278
186,901	RELX plc	5,820,536
572	SGS SA, Registered Shares	1,589,626
5,692	Teleperformance	2,170,176
25,448	Wolters Kluwer NV	2,708,552

		25,759,892

Shares		Value
Common Stocks, continued
Real Estate Management & Development (1.5%):
90,617	Aroundtown SA	$520,450
4,494	Azrieli Group	394,438
74,028	BGP Holdings plc*(a)	—
243,900	Capitaland Investment, Ltd. / Singapore*	715,200
33,900	City Developments, Ltd.	196,289
193,744	CK Asset Holdings, Ltd.	1,324,237
6,200	Daito Trust Construction Co., Ltd.	657,925
56,100	Daiwa House Industry Co., Ltd.	1,465,895
196,400	ESR Cayman, Ltd.*	608,039
10,270	Fastighets AB Balder*	672,358
206,000	Hang Lung Properties, Ltd.	414,475
132,956	Henderson Land Development Co., Ltd.	551,992
109,100	Hongkong Land Holdings, Ltd.	532,207
38,200	Hulic Co., Ltd.	343,042
6,876	LEG Immobilien SE	785,144
72,800	Lend Lease Group	604,890
112,400	Mitsubishi Estate Co., Ltd.	1,671,944
87,800	Mitsui Fudosan Co., Ltd.	1,878,789
138,655	New World Development Co., Ltd.	563,033
12,300	Nomura Real Estate Holdings, Inc.	294,610
16,235	Sagax AB, Class B	491,361
298,601	Sino Land Co., Ltd.	385,531
29,500	Sumitomo Realty & Development Co., Ltd.	815,544
128,500	Sun Hung Kai Properties, Ltd.	1,530,771
41,964	Swire Pacific, Ltd., Class A	256,083
125,200	Swire Properties, Ltd.	310,429
7,294	Swiss Prime Site AG	719,150
36,896	UOL Group, Ltd.	191,303
72,013	Vonovia SE	3,366,662
158,300	Wharf Real Estate Investment Co., Ltd.	782,293

		23,044,084

Road & Rail (0.8%):
165,259	Aurizon Holdings, Ltd.	453,664
13,700	Central Japan Railway Co.	1,785,922
19,578	DSV PANALPINA A/S	3,744,309
28,713	East Japan Railway Co.	1,666,776
21,100	Hankyu Hanshin Holdings, Inc.	610,423
10,000	Keio Corp.	390,467
11,300	Keisei Electric Railway Co., Ltd.	314,546
16,600	Kintetsu Group Holdings Co., Ltd.	474,995
160,994	MTR Corp., Ltd.	868,886
8,100	Nippon Express Holdings Co., Ltd.	556,866
28,800	Odakyu Electric Railway Co., Ltd.	478,298
16,900	Tobu Railway Co., Ltd.	411,244
46,600	Tokyu Corp.	605,370
21,900	West Japan Railway Co.	909,132

		13,270,898

Semiconductors & Semiconductor Equipment (3.1%):
18,700	Advantest Corp.	1,467,006
4,479	ASM International NV	1,623,413
39,988	ASML Holding NV	26,668,283
2,700	Disco Corp.	753,265
125,658	Infineon Technologies AG	4,292,313
7,400	Lasertec Corp.	1,244,314
123,400	Renesas Electronics Corp.*	1,428,117
8,400	ROHM Co., Ltd.	652,969
65,181	STMicroelectronics NV	2,831,149
33,500	SUMCO Corp.	549,749
14,500	Tokyo Electron, Ltd.	7,446,600

		48,957,178

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software (1.5%):
12,426	AVEVA Group plc	$396,647
10,219	Check Point Software Technologies, Ltd.*	1,412,879
3,816	CyberArk Software, Ltd.*	643,950
63,897	Dassault Systemes SE*	3,148,087
5,434	Nemetschek SE	527,057
5,945	NICE Systems, Ltd.*	1,301,913
3,700	Oracle Corp.	256,991
105,305	Sage Group plc	965,501
101,008	SAP SE	11,269,249
52,620	Sinch AB*^	356,466
6,251	Temenos AG	599,047
12,600	Trend Micro, Inc.	735,635
14,383	WiseTech Global, Ltd.	541,709
12,735	Xero, Ltd.*	964,312

		23,119,443

Specialty Retail (0.6%):
187,800	Chow Tai Fook Jewellery Group, Ltd.	340,154
5,700	Fast Retailing Co., Ltd.	2,928,723
71,579	Hennes & Mauritz AB, Class B	956,375
2,000	Hikari Tsushin, Inc.	227,841
105,423	Industria de Diseno Textil SA	2,293,565
250,320	JD Sports Fashion plc*	484,654
200,910	Kingfisher plc	670,383
7,700	Nitori Co., Ltd.	967,139
20,700	USS Co., Ltd.	348,228

		9,217,062

Technology Hardware, Storage & Peripherals (0.5%):
22,600	Brother Industries, Ltd.	411,619
97,000	Canon, Inc.	2,361,625
35,000	FUJIFILM Holdings Corp.	2,141,540
16,980	Logitech International SA, Class R	1,258,615
23,500	NEC Corp.	986,023
69,700	Ricoh Co., Ltd.	604,804
27,900	Seiko Epson Corp.	418,366

		8,182,592

Textiles, Apparel & Luxury Goods (3.1%):
18,407	Adidas AG	4,297,740
38,814	Burberry Group plc	847,428
50,376	Cie Financiere Richemont SA	6,391,157
27,931	EssilorLuxottica SA	5,097,961
3,067	Hermes International SA	4,349,576
7,268	Kering	4,590,545
26,810	LVMH Moet Hennessy Louis Vuitton SA	19,087,944
20,158	Moncler SpA	1,122,439
9,744	Pandora A/S	922,043
10,277	Puma SE	877,071
2,728	Swatch Group AG (The), Class B	775,311
4,961	Swatch Group AG (The), Registered Shares	269,413

		48,628,628

Tobacco (0.9%):
211,509	British American Tobacco plc	8,845,008
90,985	Imperial Brands plc, Class A	1,915,427
116,200	Japan Tobacco, Inc.	1,989,456
158,994	Swedish Match AB*	1,196,533

		13,946,424

Trading Companies & Distributors (1.8%):
13,089	AerCap Holdings NV*	658,115
43,400	Ashtead Group plc	2,735,344
15,126	Brenntag AG	1,222,904
32,576	Bunzl plc	1,266,327
21,200	Ferguson plc	2,877,150

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
5,745	IMCD NV	$976,674
115,300	Itochu Corp.	3,911,855
151,900	Marubeni Corp.	1,772,440
123,000	Mitsubishi Corp.	4,635,166
150,700	Mitsui & Co., Ltd.	4,105,699
22,800	MonotaRo Co., Ltd.	488,675
27,340	Reece, Ltd.	385,595
106,800	Sumitomo Corp.	1,852,260
20,100	Toyota Tsushu Corp.	827,185

		27,715,389

Transportation Infrastructure (0.5%):
7,242	Aena SME SA*	1,199,517
3,168	Aeroports de Paris*	474,379
47,319	Atlantia SpA*	983,896
118,376	Auckland International Airport, Ltd.*	639,896
42,517	Getlink SE	765,595
298,055	Transurban Group	3,001,988

		7,065,271

Water Utilities (0.1%):
25,693	Severn Trent plc	1,036,878
65,018	United Utilities Group plc	958,149

		1,995,027

Wireless Telecommunication Services (1.2%):
156,600	KDDI Corp.	5,144,575
279,500	Softbank Corp.	3,267,275
115,700	SoftBank Group Corp.	5,204,708
47,630	Tele2 AB	719,403
2,651,758	Vodafone Group plc	4,349,840

		18,685,801

Total Common Stocks (Cost $1,119,439,568)		1,540,074,141

Preferred Stocks (0.4%):
Automobiles (0.3%):
5,192	Bayerische Motoren Werke AG (BMW), 2.74%, 5/15/20	402,272
15,015	Porsche Automobil Holding SE, 2.52%, 5/20/20	1,454,447
18,107	Volkswagen AG, 3.11%, 5/8/20	3,130,563

		4,987,282

Household Products (0.1%):
17,462	Henkel AG & Co. KGaA, 3.06%, 4/21/20	1,169,304

Total Preferred Stocks (Cost $5,275,069)		6,156,586

Right (0.0%†):
Electric Utilities (0.0%†):
44,122	Electricite de France, Expires on 4/4/22*^	16,398

Total Right (Cost $–)		16,398

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.8%):
13,102,727	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	13,102,727

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $13,102,727)		13,102,727

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Unaffiliated Investment Company (0.0%†):

Money Markets (0.0%†):
169,174	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(c)	$169,174

Total Unaffiliated Investment Company (Cost $169,174)		169,174

Total Investment Securities (Cost $1,137,986,538) - 99.5%		1,559,519,026
Net other assets (liabilities) - 0.5%		7,881,799

Net Assets - 100.0%		$1,567,400,825

Percentages indicated are based on net assets as of March 31, 2022.

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $10,863,004.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(c)	The rate represents the effective yield at March 31, 2022.

Amounts shown as “—” are either 0 or round to less than 1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2022: (Unaudited)
Country	Percentage
Australia	7.9%
Austria	0.2%
Belgium	0.9%
Bermuda	0.1%
China	—%†
Denmark	2.7%
Finland	1.2%
France	10.4%
Germany	8.1%
Hong Kong	2.7%
Ireland	1.0%
Isle of Man	0.1%
Israel	0.7%
Italy	2.0%
Japan	22.0%
Luxembourg	0.3%
Netherlands	6.5%
New Zealand	0.3%
Norway	0.8%
Poland	—%†
Portugal	0.2%
Singapore	1.5%
Spain	2.3%
Sweden	3.3%
Switzerland	10.7%
United Kingdom	13.2%
United States	0.9%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	6/16/22	17	$2,377,891	$84,568
DJ EURO STOXX 50 June Futures (Euro)	6/17/22	133	5,624,049	173,450
FTSE 100 Index June Futures (British Pounds)	6/17/22	38	3,736,216	120,640
SGX Nikkei 225 Index June Futures (Japenese Yen)	6/9/22	33	3,767,807	262,757

				$641,415

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Rights (0.0%†):
Telecommunications (0.0%†):
649	Intelsat Jackson Holdings SA, Expires on 1/2/23*(a)	$—
649	Intelsat Jackson Holdings SA, Expires on 1/2/23*(a)	—

Total Rights (Cost $–)		—

Principal Amount		Value
Asset Backed Securities (4.7%):
$786,889	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(b)(c)	776,625
1,380,151	CWABS Asset-Backed Certificates Trust, Class MV4, Series 2004-10, 2.03%(US0001M+158bps), 12/25/34, Callable 4/25/22 @ 100	1,222,587
1,288,000	CWABS Asset-Backed Certificates Trust, Class MV5, Series 2005-7, 1.58%(US0001M+113bps), 11/25/35, Callable 4/25/22 @ 100	1,269,033
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 1.96%(US0001M+150bps), 6/25/65, Callable 10/25/33 @ 100(b)	974,516
1,352,078	Park Place Securities, Inc. Pass-Through Certificates, Class M5, Series 2004-WWF1, 2.26%(US0001M+180bps), 12/25/34, Callable 4/25/22 @ 100	1,431,292
512,312	Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 5/17/36(b)	498,797
664,835	SLC Student Loan Trust, Class 2A3, Series 2008-1, 2.43%(US0003M+160bps), 12/15/32, Callable 3/15/28 @ 100	674,131
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 2.11%(US0003M+185bps), 7/25/73, Callable 4/25/23 @ 100	1,253,985
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 2.51%(US0003M+225bps), 10/25/83, Callable 4/25/23 @ 100	242,771
55,384	SLM Student Loan Trust, Class A, Series 2009-3, 1.21%(US0001M+75bps), 1/25/45, Callable 9/25/35 @ 100(b)	55,126
814,586	SLM Student Loan Trust, Class A4, Series 2008-6, 1.36%(US0003M+110bps), 7/25/23, Callable 7/25/25 @ 100	802,492
287,606	SLM Student Loan Trust, Class A, Series 2008-9, 1.76%(US0003M+150bps), 4/25/23	287,517

Principal Amount		Value
Asset Backed Securities, continued
$468,007	SLM Student Loan Trust, Class 2A3, Series 2003-7, 1.40%(US0003M+57bps), 9/15/39, Callable 3/15/30 @ 100	$450,776
569,243	SLM Student Loan Trust, Class A3, Series 2012-1, 1.41%(US0001M+95bps), 9/25/28, Callable 8/25/29 @ 100	563,069
520,593	SLM Student Loan Trust, Class A4, Series 2007-7, 0.59%(US0003M+33bps), 1/25/22, Callable 4/25/24 @ 100	514,303
1,288,872	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 0.43%(US0003M+17bps), 4/25/40, Callable 4/25/26 @ 100(b)	1,239,031
Total Asset Backed Securities (Cost $12,404,532)		12,256,051

Collateralized Mortgage Obligations (9.4%):
750,000	AGL CLO 7, Ltd., Class BR, Series 2020-7A, 1.94%(US0003M+170bps), 7/15/34, Callable 7/15/23 @ 100(b)	742,141
725,000	AIG CLO, Ltd., Class BR, Series 2019-2A, 1.86%(US0003M+160bps), 10/25/33, Callable 1/25/23 @ 100(b)	717,100
850,000	AIMCO CLO, Class AR2, Series 2015-AA, 1.38%(US0003M+114bps), 10/17/34, Callable 10/17/23 @ 100(b)	840,279
977,582	Alternative Loan Trust, Class 4A1, Series 2005-56, 1.08%(US0001M+31bps), 11/25/35, Callable 4/25/22 @ 100	904,712
374,644	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 2.83%(US0006M+200bps), 6/25/45, Callable 4/25/22 @ 100	380,018
515,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2018-PARK, 4.09%, 8/10/38(b)(c)	526,036
167,165	Banc of America Mortgage Trust, Class 2A3, Series 2005-F, 2.70%, 7/25/35, Callable 4/25/22 @ 100(c)	178,237
719,947	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 1.32%(US0001M+92bps), 10/15/36(b)	715,418
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(b)	149,880
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(b)	359,800

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$752,581	C-BASS Mortgage Loan Trust, Class A2E, Series 2007-CB2, 3.61%, 2/25/37, Callable 11/25/22 @ 100(c)	$538,057
300,000	Century Plaza Towers, Class A, Series 2019-CPT, 2.87%, 11/13/39, Callable 11/13/29 @ 100(b)	283,794
700,000	CIFC Funding VII, Ltd., Class A1, Series 2021-7A, 1.26%(US0003M+113bps), 1/23/35, Callable 1/23/24 @ 100(b)	689,589
566,159	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.92%, 4/25/37, Callable 3/25/28 @ 100(c)	556,119
853,727	COMM Mortgage Trust, Class A3, Series 2015-CR27, 3.35%, 10/10/48, Callable 9/10/25 @ 100	844,746
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(b)	307,440
406,858	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 2.49%, 2/25/36, Callable 4/25/22 @ 100(c)	313,138
456,465	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.48%, 3/25/36, Callable 4/25/22 @ 100(c)	359,262
360,306	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.54%, 4/25/36, Callable 4/25/22 @ 100(c)	296,136
232,829	First Horizon Mortgage Pass-Through Trust, Class 2A1, Series 2005-AR3, 2.77%, 8/25/35, Callable 4/25/22 @ 100(c)	171,995
497,773	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 2.89%, 4/19/36, Callable 4/19/22 @ 100(c)	417,470
349,760	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.41%, 9/19/35, Callable 4/19/22 @ 100(c)	350,810
827,577	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 1.41%(US0003M+111bps), 10/29/29, Callable 4/29/22 @ 100(b)	824,502
598,207	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 1.04%(US0001M+58bps), 2/25/36, Callable 4/25/22 @ 100	569,103
1,135,000	GS Mortgage Securities Corp. II, Class A, Series 2021-ARDN, 1.65%(US0001M+125bps), 11/15/26(b)	1,124,009

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,116,420	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 0.36%(US0001M+20bps), 11/19/36, Callable 7/19/23 @ 100	$981,899
325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(b)(c)	310,404
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(b)	321,027
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39, Callable 6/5/29 @ 100(b)	320,892
701,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-HTL5, 1.51%(US0001M+112bps), 11/15/38(b)	686,980
679,251	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.58%(US0001M+12bps), 7/25/37, Callable 4/25/23 @ 100	397,872
395,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(b)	366,919
190,169	MortgageIT Trust, Class 2A3, Series 2005-2, 1.88%(US0001M+165bps), 5/25/35, Callable 4/25/22 @ 100	195,193
233,885	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 4/25/22 @ 100(c)	241,596
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(b)	384,522
750,000	Palmer Square CLO, Ltd., Class A, Series 2022-1A, 1.79%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	747,391
750,000	Park Avenue Institutional Advisers CLO, Ltd., Class A1A, Series 2021-1A, 1.64%(US0003M+139bps), 1/20/34, Callable 1/20/23 @ 100(b)	745,296
560,000	RBS Commercial Funding, Inc. Trust, Class A, Series 2013-GSP, 3.83%, 1/13/32(b)(c)	559,910
800,000	Recette CLO, Ltd., Class ARR, Series 2015-1A, 1.33%(US0003M+108bps), 1/20/33, Callable 4/20/23 @ 100(b)	788,600
745,986	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.82%(US0001M+18bps), 12/25/36, Callable 4/25/22 @ 100	747,960

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$800,000	Rockford Tower CLO, Ltd., Class A1, Series 2021-1A, 1.42%(US0003M+117bps), 7/20/34, Callable 7/20/23 @ 100(b)	$795,004
1,146,227	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 0.92%(US0001M+23bps), 2/25/36, Callable 4/25/22 @ 100	1,089,435
158,666	WaMu Mortgage Pass-Through Certificates Trust, Class A1A, Series 2004-AR10, 1.34%(US0001M+44bps), 7/25/44, Callable 4/25/22 @ 100	161,872
347,518	WaMu Mortgage Pass-Through Certificates Trust, Class 2A1A, Series 2005-AR6, 0.92%(US0001M+23bps), 4/25/45, Callable 4/25/22 @ 100	353,318
295,854	WaMu Mortgage Pass-Through Certificates Trust, Class A2, Series 2005-AR3, 2.78%, 3/25/35, Callable 4/25/22 @ 100(c)	297,150
961,079	WaMu Mortgage Pass-Through Certificates Trust, Class 2A1A, Series 2005-AR8, 1.04%(US0001M+29bps), 7/25/45, Callable 4/25/22 @ 100	935,971
209,536	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.24%, 9/25/36, Callable 4/25/22 @ 100(c)	194,390
Total Collateralized Mortgage Obligations (Cost $25,109,107)		24,783,392

Corporate Bonds (22.7%):
Aerospace & Defense (0.2%):
605,000	Boeing Co. (The), 1.17%, 2/4/23, Callable 5/13/22 @ 100	600,104

Airlines (0.2%):
450,980	U.S. Airways Pass Through Trust, Series 2010-1A, 6.25%, 10/22/24	450,980

Automobiles (0.5%):
135,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	135,473
540,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	548,483
350,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	356,728
290,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	247,950

		1,288,634

Banks (4.3%):
750,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	751,709
1,150,000	Bank of America Corp., 1.66% (SOFR+91 bps), 3/11/27, Callable 3/11/26 @ 100	1,073,110

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$470,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	$477,961
760,000	Bank of America Corp., 2.09% (SOFR+106 bps), 6/14/29, Callable 6/14/28 @ 100	694,319
85,000	Bank of America Corp., 2.69%, 4/22/32, Callable 4/22/31 @ 100	77,847
480,000	Bank of America Corp., 2.97%, 2/4/33, Callable 2/4/32 @ 100	448,983
135,000	Citigroup, Inc., 3.07%, 2/24/28, Callable 2/24/27 @ 100	130,898
140,000	Citigroup, Inc., 2.67% (SOFR+115 bps), 1/29/31, Callable 1/29/30 @ 100	129,386
630,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	654,223
170,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	155,009
555,000	Citigroup, Inc., 3.06%, 1/25/33, Callable 1/25/32 @ 100	520,005
350,000	Citigroup, Inc., 3.79%, 3/17/33, Callable 3/17/32 @ 100	350,277
145,000	JPMorgan Chase & Co., 0.70% (SOFR+58 bps), 3/16/24, Callable 3/16/23 @ 100	142,305
1,210,000	JPMorgan Chase & Co., 0.97% (SOFR+58 bps), 6/23/25, Callable 6/23/24 @ 100	1,154,443
305,000	JPMorgan Chase & Co., 0.77% (SOFR+49 bps), 8/9/25, Callable 8/9/24 @ 100	289,440
455,000	JPMorgan Chase & Co., 1.56% (SOFR+61 bps), 12/10/25, Callable 12/10/24 @ 100	434,914
445,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	414,896
180,000	JPMorgan Chase & Co., 2.95%, 2/24/28, Callable 2/24/27 @ 100	173,906
130,000	JPMorgan Chase & Co., 2.58%, 4/22/32, Callable 4/22/31 @ 100	119,094
145,000	JPMorgan Chase & Co., 2.55%, 11/8/32, Callable 11/8/31 @ 100	132,044
290,000	JPMorgan Chase & Co., 2.96%, 1/25/33, Callable 1/25/32 @ 100	272,532
405,000	Wells Fargo & Co., 2.16% (US0003M+75 bps), 2/11/26, Callable 2/11/25 @ 100, MTN	392,095
385,000	Wells Fargo & Co., 3.53%, 3/24/28, Callable 3/24/27 @ 100, MTN	383,328
410,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	410,738
185,000	Wells Fargo & Co., 2.39% (SOFR+210 bps), 6/2/28, Callable 6/2/27 @ 100, MTN	174,824
200,000	Wells Fargo & Co., 2.88% (US0003M+117 bps), 10/30/30, Callable 10/30/29 @ 100, MTN	190,158
1,260,000	Wells Fargo & Co., 3.35%, 3/2/33, Callable 3/2/32 @ 100, MTN	1,221,287

		11,369,731

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Beverages (0.3%):
$350,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	$381,349
360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	399,731

		781,080

Biotechnology (0.4%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	458,530
293,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	312,792
35,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	37,368
165,000	Amgen, Inc., 3.35%, 2/22/32, Callable 11/22/31 @ 100	163,142
135,000	Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61 @ 100	140,196

		1,112,028

Capital Markets (2.5%):
135,000	Charles Schwab Corp. (The), 2.90%, 3/3/32, Callable 12/3/31 @ 100	130,029
735,000	Goldman Sachs Group, Inc. (The), 1.22%, 12/6/23, Callable 12/6/22 @ 100	717,519
180,000	Goldman Sachs Group, Inc. (The), 1.09% (SOFR+79 bps), 12/9/26, Callable 12/9/25 @ 100	164,844
885,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR+80 bps), 3/9/27, Callable 3/9/26 @ 100	817,994
450,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR+82 bps), 9/10/27, Callable 9/10/26 @ 100	413,183
570,000	Goldman Sachs Group, Inc. (The), 1.95% (SOFR+91 bps), 10/21/27, Callable 10/21/26 @ 100	530,473
590,000	Goldman Sachs Group, Inc. (The), 3.10%, 2/24/33, Callable 2/24/32 @ 100	554,734
155,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5^(b)	144,150
835,000	Morgan Stanley, 0.79% (SOFR+53 bps), 5/30/25, Callable 5/30/24 @ 100	793,603
195,000	Morgan Stanley, 1.16% (SOFR+56 bps), 10/21/25, Callable 10/21/24 @ 100, MTN	185,467
445,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	413,993
150,000	Morgan Stanley, 1.93%, 4/28/32, Callable 4/28/31 @ 100, MTN	129,358
115,000	Morgan Stanley, 2.24%, 7/21/32, Callable 7/21/31 @ 100, MTN	101,911
60,000	Morgan Stanley, 2.51%, 10/20/32, Callable 10/20/31 @ 100, MTN	54,114
355,000	Morgan Stanley, 2.94%, 1/21/33, Callable 1/21/32 @ 100	332,767

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$205,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(b)	$189,625
255,000	Raymond James Financial, 4.95%, 7/15/46	287,575
295,000	S&P Global, Inc., 4.75%, 8/1/28, Callable 5/1/28 @ 100(b)	315,478
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	250,629

		6,527,446

Chemicals (0.1%):
312,000	International Flavors & Fragrances, Inc., 2.30%, 11/1/30, Callable 8/1/30 @ 100(b)	278,804

Consumer Discretionary Products (0.1%):
205,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(b)	192,700

Consumer Finance (0.4%):
385,000	Capital One Financial Corp., 3.27%, 3/1/30, Callable 3/1/29 @ 100	372,175
145,000	FirstCash, Inc., 5.63%, 1/1/30, Callable 1/1/25 @ 102.81(b)	139,744
60,000	General Motors Financial Co., Inc., 3.45%, 4/10/22	60,009
375,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	376,132
155,000	General Motors Financial Co., Inc., 3.55%, 7/8/22	155,868

		1,103,928

Consumer Staple Products (0.0%†):
100,000	Chobani LLC / Chobani Finance Corp., Inc., 4.63%, 11/15/28, Callable 11/15/23 @ 102.31(b)	92,250

Containers & Packaging (0.5%):
135,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63(b)	125,212
135,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63(b)	125,213
200,000	Ball Corp., 4.00%, 11/15/23	203,000
500,000	Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100	463,125
90,000	Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(b)	91,125
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(b)	111,100
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 5/13/22 @ 100(b)	24,813
25,000	Sealed Air Corp., 4.00%, 12/1/27, Callable 9/1/27 @ 100(b)	24,375

		1,167,963

Diversified Financial Services (0.9%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	609,404

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$410,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52, Callable 9/15/51 @ 100	$418,964
80,000	Level 3 Financing, Inc., 3.40%, 3/1/27, Callable 1/1/27 @ 100(b)	75,500
300,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	264,000
625,000	Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(b)	573,438
300,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	290,250

		2,231,556

Diversified Telecommunication Services (1.4%):
287,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	254,368
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	305,639
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	257,956
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	135,687
1,115,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	1,018,267
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(b)	59,680
250,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	221,250
175,000	Qwest Corp., 7.25%, 9/15/25	190,110
445,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	412,697
440,000	Verizon Communications, Inc., 2.36%, 3/15/32, Callable 12/15/31 @ 100(b)	396,702
295,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 5/13/22 @ 100(b)	271,400

		3,523,756

Electric Utilities (1.2%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	312,040
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	584,552
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,029,692
355,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	378,705
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	896,317

		3,201,306

Electrical Equipment (0.0%†):
82,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	80,975

Entertainment (0.1%):
285,000	Walt Disney Co. (The), 3.60%, 1/13/51, Callable 7/13/50 @ 100	282,074

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (0.8%):
$590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	$587,164
145,000	CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29	152,396
330,000	CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/1/30	329,804
180,000	GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100	185,298
460,000	GLP Capital LP / GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100	480,520
105,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	112,762
290,000	GLP Capital LP / GLP Financing II, Inc., 5.30%, 1/15/29, Callable 10/15/28 @ 100	304,618
5,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	4,864

		2,157,426

Food Products (0.7%):
265,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100(b)	244,462
100,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	105,625
30,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	30,600
130,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.75%, 12/1/31, Callable 12/1/26 @ 101.88(b)	120,575
790,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	833,450
132,000	Lamb Weston Holdings, Inc., 4.13%, 1/31/30, Callable 1/31/25 @ 102.06(b)	122,760
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(b)	25,250
52,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 4/28/22 @ 102.88(b)	52,260
250,000	Post Holdings, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31(b)	225,000

		1,759,982

Health Care Equipment & Supplies (0.3%):
455,000	Becton Dickinson And Co., 1.96%, 2/11/31, Callable 11/11/30 @ 100	401,158
280,000	Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(b)	264,600

		665,758

Health Care Providers & Services (2.1%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	201,952

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$140,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	$140,525
83,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	75,530
569,000	Centene Corp., 3.00%, 10/15/30, Callable 7/15/30 @ 100	523,480
780,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	803,227
290,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	270,079
400,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	437,261
525,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	595,584
275,000	Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31	257,125
93,000	HCA, Inc., 5.25%, 4/15/25	97,766
110,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	116,187
640,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	652,000
90,000	HCA, Inc., 2.38%, 7/15/31, Callable 4/15/31 @ 100	80,022
255,000	HCA, Inc., 5.50%, 6/15/47, Callable 12/15/46 @ 100	286,875
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	159,500
225,000	HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100	193,962
140,000	HCA, Inc., 4.63%, 3/15/52, Callable 9/15/51 @ 100(b)	140,763
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	84,073
409,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	393,151

		5,509,062

Health Care Technology (0.0%†):
25,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 4/25/22 @ 100(b)	24,937

Hotels, Restaurants & Leisure (0.1%):
275,000	Starbucks Corp., 3.00%, 2/14/32, Callable 11/14/31 @ 100	262,821

Household Products (0.1%):
275,000	Spectrum Brands, Inc., 5.50%, 7/15/30, Callable 7/15/25 @ 102.75(b)	263,313

Industrial Conglomerates (0.1%):
103,000	General Electric Co., Series A, 6.75%, 3/15/32, MTN	129,677

Industrial Services (0.0%†):
75,000	CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88(b)	75,563

Insurance (0.9%):
135,000	Aon Corp. / Aon Global Holdings plc, 3.90%, 2/28/52, Callable 8/28/51 @ 100	133,238
225,000	Athene Global Funding, 0.75% (SOFR+70 bps), 5/24/24(b)	221,623

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$125,000	Athene Global Funding, 3.21%, 3/8/27(b)	$120,516
375,000	Athene Global Funding, 1.99%, 8/19/28(b)	329,979
130,000	Athene Global Funding, 2.72%, 1/7/29(b)	119,468
700,000	Farmers Exchange Capital III, 5.45% (US0003M+345 bps), 10/15/54, Callable 10/15/34 @ 100(b)	784,965
670,000	Farmers Insurance Exchange, 4.75% (US0003M+323 bps), 11/1/57, Callable 11/1/37 @ 100(b)	705,727

		2,415,516

IT Services (0.0%†):
87,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(b)	89,828

Media (0.9%):
290,000	Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(b)	265,350
140,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b)	130,550
499,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100	533,209
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50, Callable 9/1/49 @ 100	33,186
380,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	385,231
30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(b)	29,250
490,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	429,363
90,000	CSC Holdings LLC, 4.50%, 11/15/31, Callable 11/15/26 @ 102.25(b)	80,325
465,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(b)	180,188
120,000	Time Warner Cable LLC, 5.88%, 11/15/40, Callable 5/15/40 @ 100	129,625
125,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	129,828

		2,326,105

Oil, Gas & Consumable Fuels (0.9%):
26,000	Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19(b)	28,600
210,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	224,437
264,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	276,540
670,000	Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	694,287
90,000	Exxon Mobil Corp., 4.23%, 3/19/40, Callable 9/19/39 @ 100	96,981
73,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	80,998

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$163,000	Occidental Petroleum Corp., 5.87%, 10/10/36(d)	$87,409
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	191,250
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(b)	241,875
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(b)	236,250
89,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30, Callable 4/30/25 @ 102.25(b)	81,880

		2,240,507

Pharmaceuticals (0.8%):
90,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(b)	91,605
955,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(b)	979,839
490,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(b)	511,890
160,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(b)	173,306
449,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5(b)	253,685

		2,010,325

Road & Rail (0.1%):
140,000	Union Pacific Corp., 3.50%, 2/14/53, Callable 8/14/52 @ 100	137,039

Semiconductors & Semiconductor Equipment (0.1%):
130,000	Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	131,799
140,000	Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33 @ 100(b)	130,358
118,000	Intel Corp., 3.05%, 8/12/51, Callable 2/12/51 @ 100	104,879

		367,036

Software (0.2%):
70,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	63,738
70,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	63,095
565,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	494,281

		621,114

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 5/13/22 @ 103.44	25,188
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	81,405

		106,593

Principal Amount		Value
Corporate Bonds, continued
Tobacco (0.5%):
$625,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	$557,727
130,000	BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51 @ 100	131,920
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	621,866

		1,311,513

Wireless Telecommunication Services (1.0%):
27,000	Sprint Corp., 7.88%, 9/15/23	28,721
922,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(b)	942,393
235,000	T-Mobile USA, Inc., 2.25%, 2/15/26, Callable 2/15/23 @ 101.13	222,264
444,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	425,314
205,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	206,405
280,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	281,091
222,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100	201,387
395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	396,856

		2,704,431

Total Corporate Bonds (Cost $61,519,116)		59,463,861

Yankee Debt Obligations (7.6%):
Aerospace & Defense (0.2%):
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(b)	331,200
355,000	Avolon Holdings Funding, Ltd., 2.53%, 11/18/27, Callable 10/18/27 @ 100(b)	316,309

		647,509

Banks (1.8%):
450,000	DNB Bank ASA, 1.60% (H15T1Y+68 bps), 3/30/28, Callable 3/30/27 @ 100(b)	406,645
450,000	HSBC Holdings plc, 2.10% (SOFR+193 bps), 6/4/26, Callable 6/4/25 @ 100	427,794
440,000	HSBC Holdings plc, 2.01% (SOFR+173 bps), 9/22/28, Callable 9/22/27 @ 100	398,710
410,000	HSBC Holdings plc, 2.21% (SOFR+129 bps), 8/17/29, Callable 8/17/28 @ 100	369,096
305,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	276,964
155,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	155,071
145,000	Lloyds Banking Group plc, 3.87% (H15T1Y+4 bps), 7/9/25, Callable 7/9/24 @ 100	146,246
450,000	Lloyds Banking Group plc, 1.63% (H15T1Y+85 bps), 5/11/27, Callable 5/11/26 @ 100	412,427

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$200,000	Lloyds Banking Group plc, 3.75%, 3/18/28, Callable 3/18/27 @ 100	$198,713
545,000	NatWest Group plc, 4.27% (US0003M+176 bps), 3/22/25, Callable 3/22/24 @ 100	550,717
390,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	398,472
590,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	560,291
30,000	Santander UK Group Holdings plc, 1.67%, 6/14/27, Callable 6/14/26 @ 100	27,272
30,000	Santander UK Group Holdings plc, 3.82% (US0003M+140 bps), 11/3/28, Callable 11/3/27 @ 100	29,457
410,000	Santander UK plc, 5.00%, 11/7/23(b)	419,974

		4,777,849

Beverages (0.1%):
275,000	Bacardi, Ltd., 4.45%, 5/15/25, Callable 3/15/25 @ 100(b)	281,444

Capital Markets (1.0%):
380,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	366,827
625,000	Credit Suisse Group AG, 2.19% (SOFR+204 bps), 6/5/26, Callable 6/5/25 @ 100(b)	585,648
185,000	Credit Suisse Group AG, 1.30% (SOFR+98 bps), 2/2/27, Callable 2/2/26 @ 100(b)	164,847
280,000	Credit Suisse Group AG, 3.09% (SOFR+173 bps), 5/14/32, Callable 5/14/31 @ 100(b)	251,642
165,000	Macquarie Group, Ltd., 2.69% (SOFR+144 bps), 6/23/32, Callable 6/23/31 @ 100(b)	145,249
570,000	Macquarie Group, Ltd., 2.87% (SOFR+153 bps), 1/14/33, Callable 1/14/32 @ 100(b)	505,296
170,000	Macquarie Group, Ltd., 4.44%, 6/21/33, Callable 6/21/32 @ 100(b)	171,353
455,000	UBS AG, 0.70%, 8/9/24(b)	430,734

		2,621,596

Commercial Services & Supplies (0.1%):
178,000	GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	178,445

Containers & Packaging (0.0%†):
135,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	134,156

Diversified Financial Services (0.6%):
394,000	GE Capital International Funding, 4.42%, 11/15/35	422,553
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(b)	286,781
72,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	73,440

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services, continued
$223,000	Shell International Finance BV, 4.00%, 5/10/46	$232,672
290,000	Virgin Media Secured Finance plc, 5.50%, 5/15/29, Callable 5/15/24 @ 102.75(b)	285,650
290,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	263,900

		1,564,996

Energy Equipment & Services (0.0%†):
48,500	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 5/13/22 @ 102.58(b)	48,985
92,865	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 5/13/22 @ 104.59(b)	92,633
113,438	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 5/13/22 @ 105.16(b)	111,452
34,500	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 5/13/22 @ 102.08(b)	34,155

		287,225

Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(b)	473,813

Hotels, Restaurants & Leisure (0.1%):
300,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	271,125

Industrial Services (0.1%):
290,000	Airport Authority, 3.25%, 1/12/52, Callable 7/12/51 @ 100(b)	262,369

Interactive Media & Services (0.1%):
295,000	Tencent Holdings, Ltd., 3.68%, 4/22/41, Callable 10/22/40 @ 100(b)	260,891

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(b)	221,750

Oil, Gas & Consumable Fuels (0.5%):
200,000	Ecopetrol SA, 6.88%, 4/29/30, Callable 1/29/30 @ 100	210,500
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	191,250
80,000	Petroleos Mexicanos, 6.63%, 6/15/35	71,929
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	512,364
40,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100	34,827
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	68,990
200,000	Petronas Capital, Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100(b)	203,755

		1,293,615

Sovereign Bond (1.4%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	392,332
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(b)	189,504
200,000	Brazilian Government International Bond, 3.88%, 6/12/30	183,941

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$200,000	Chile Government International Bond, 3.24%, 2/6/28, Callable 11/6/27 @ 100	$199,959
200,000	Dominican Republic International Bond, 4.50%, 1/30/30(b)	183,750
225,000	Mexico Government International Bond, 3.75%, 1/11/28	229,513
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	195,250
200,000	Paraguay Government International Bond, 4.70%, 3/27/27	207,750
200,000	Peruvian Government International Bond, 2.84%, 6/20/30	192,013
200,000	Qatar Government International Bond, 4.50%, 4/23/28	218,048
200,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	172,231
20,000	Republic of Peru, 4.13%, 8/25/27	20,773
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	195,254
200,000	Saudi Government International Bond, 3.25%, 10/26/26	204,748
200,000	Saudi Government International Bond, 3.63%, 3/4/28	206,341

		2,991,407

Telecommunications (0.4%):
6,202	Intelsat, 0.00%	180,633
540,000	Intelsat, 0.00%(a)(b)	—
111,000	Intelsat, 0.00%(a)(b)	—
690,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	689,551

		870,184

Thrifts & Mortgage Finance (0.3%):
230,000	Nationwide Building Society, 3.62% (US0003M+118 bps), 4/26/23(b)	230,059
330,000	Nationwide Building Society, 3.77% (US0003M+106 bps), 3/8/24, Callable 3/8/23 @ 100(b)	332,292
140,000	Nationwide Building Society, 4.36% (US0003M+139 bps), 8/1/24, Callable 8/1/23 @ 100(b)	142,073
245,000	Nationwide Building Society, 2.97%, 2/16/28, Callable 2/16/27 @ 100(b)	233,225

		937,649

Tobacco (0.1%):
280,000	Imperial Brands Finance plc, 3.13%, 7/26/24, Callable 6/26/24 @ 100(b)	277,727

Trading Companies & Distributors (0.2%):
140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	128,834
580,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	522,759

		651,593

Principal Amount		Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services (0.3%):
$813,000	Vodafone Group plc, 4.88%, 6/19/49	$877,456

Total Yankee Debt Obligations (Cost $20,771,609)		19,882,799

Municipal Bonds (0.7%):
California (0.5%):
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	783,300
570,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	488,387

		1,271,687

Michigan (0.1%):
270,000	University of Michigan Revenue, Series A, 3.50%, 4/1/52, Continuously Callable @100	275,354

New York (0.1%):
420,000	City of New York NY, GO, Series A, 3.00%, 8/1/34, Continuously Callable @100	393,603

Total Municipal Bonds (Cost $2,097,498)		1,940,644

U.S. Government Agency Mortgages (33.2%):
Federal National Mortgage Association (22.5%)
409,164	3.50%, 1/1/32, Pool #AB4262	418,469
54,449	3.00%, 7/1/32, Pool #MA3060	55,052
305,511	3.00%, 10/1/33, Pool #MA1676	305,985
3,650,000	2.00%, 4/25/37, TBA	3,543,922
2,875,000	2.50%, 4/25/37, TBA	2,840,410
485,000	2.46%, 4/1/40, Pool #BL6060	431,536
996,285	2.00%, 9/1/40, Pool #MA4152	936,437
1,235,102	2.00%, 10/1/40, Pool #MA4176	1,158,786
228,789	2.00%, 5/1/41, Pool #MA4333	216,136
26,836	4.00%, 8/1/42, Pool #MA1146	27,576
556,569	3.50%, 4/1/43, Pool #MA1404	566,184
262,198	4.50%, 2/1/46, Pool #AL9106	275,480
76,076	Class QA , Series 2018-573.50%, 5/25/46	76,290
266,205	Class PA , Series 2018-553.50%, 1/25/47	267,448
140,280	4.00%, 6/1/47, Pool #AS9830	144,559
125,290	4.00%, 7/1/47, Pool #AS9972	129,123
9,510	4.00%, 8/1/47, Pool #MA3088	9,773
35,967	3.50%, 1/1/48, Pool #MA3238	36,391
750,210	3.50%, 1/1/48, Pool #CA0996	760,076
39,448	4.50%, 5/1/48, Pool #CA1711	41,038
451,296	4.50%, 5/1/48, Pool #CA1710	469,487
324,793	Class CT , Series 2018-433.00%, 6/25/48	322,590
283,528	4.50%, 8/1/48, Pool #CA2208	295,932
846,888	3.50%, 6/1/49, Pool #CA3633	860,596
669,299	3.00%, 9/1/49, Pool #BN7755	660,625
189,823	3.00%, 10/1/49, Pool #MA3811	185,033
5,700,000	3.00%, 5/25/50, TBA	5,567,074
3,075,000	2.00%, 4/25/52, TBA	2,855,426
2,475,000	3.00%, 4/25/52, TBA	2,422,793
14,950,000	2.00%, 5/25/52, TBA	13,852,109
20,150,000	2.50%, 5/25/52, TBA	19,201,533

		58,933,869

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation (5.6%)
$202,434	3.00%, 3/1/31, Pool #G18592	$204,955
481,317	3.50%, 1/1/34, Pool #G16756	492,146
1,006,309	3.50%, 4/1/44, Pool #G07848	1,027,047
1,281,646	3.50%, 4/1/45, Pool #G60023	1,329,984
973,374	4.00%, 12/1/45, Pool #G60344	1,016,737
587,505	3.50%, 6/1/46, Pool #G08711	595,608
367,202	3.00%, 8/1/46, Pool #G08715	363,958
408,416	3.50%, 8/1/46, Pool #G08716	414,052
162,907	3.50%, 9/1/46, Pool #G08722	165,156
98,444	3.00%, 9/1/46, Pool #G08721	97,574
486,868	3.00%, 10/1/46, Pool #G08726	482,568
544,582	3.00%, 11/1/46, Pool #G08732	539,773
687,727	3.00%, 1/1/47, Pool #G08741	681,646
668,683	3.50%, 4/1/47, Pool #G67703	681,291
85,451	Class PA , Series 48464.00%, 6/15/47	86,249
269,462	3.50%, 12/1/47, Pool #G08792	272,643
871,855	3.50%, 12/1/47, Pool #G67706	887,354
1,682,183	3.50%, 1/1/48, Pool #G67707	1,737,630
313,046	3.50%, 2/1/48, Pool #G08800	316,307
406,924	3.50%, 3/1/48, Pool #G67710	415,066
835,559	4.00%, 3/1/48, Pool #G67711	867,856
75,152	Class CA , Series 48183.00%, 4/15/48	72,919
3,104	4.00%, 6/1/48, Pool #G67713	3,230
287,260	3.50%, 6/1/48, Pool #G08816	290,251
96,690	5.00%, 7/1/48, Pool #G08833	101,728
230,066	4.50%, 10/1/48, Pool #G08843	238,839
1,355,570	Class HZ , Series 46393.25%, 4/15/53	1,353,279

		14,735,846

Government National Mortgage Association (4.0%)
271,505	3.50%, 3/20/46, Pool #MA3521	276,928
282,198	3.50%, 4/20/46, Pool #MA3597	287,832
53,492	3.50%, 5/20/46, Pool #MA3663	54,560
115,270	3.50%, 9/20/46, Pool #MA3937	117,569
619,395	3.00%, 12/20/46, Pool #MA4126	620,331
461,521	3.50%, 1/20/47, Pool #MA4196	470,725
87,115	5.00%, 3/20/47, Pool #MA4324	97,921
211,703	5.00%, 6/20/47, Pool #MA4513	222,267
90,605	3.50%, 6/20/47, Pool #MA4510	91,988
140,173	5.00%, 9/20/47, Pool #MA4722	151,055
249,783	4.00%, 9/20/47, Pool #MA4720	257,770
105,537	3.50%, 11/20/47, Pool #MA4837	107,066
290,473	3.00%, 11/20/47, Pool #MA4836	287,731
172,815	4.00%, 11/20/47, Pool #MA4838	178,341
871,667	3.50%, 12/20/47, Pool #MA4900	884,954
80,906	4.00%, 12/20/47, Pool #MA4901	83,494
261,872	4.00%, 3/20/48, Pool #MA5078	270,246
527,299	4.50%, 8/20/48, Pool #MA5399	545,761
260,575	Class NW , Series 2018-1243.50%, 9/20/48	263,994
145,545	4.00%, 9/20/48, Pool #MA5466	149,685
186,399	3.00%, 10/20/49, Pool #MA6209	182,089
1,375,000	2.00%, 4/20/52, TBA	1,307,754
3,775,000	2.50%, 4/20/52, TBA	3,661,160

		10,571,221

Federal Home Loan Bank (1.1%)
2,925,000	1.04%, 6/14/24, Callable 5/14/22 @ 100.00	2,840,318

Total U.S. Government Agency Mortgages (Cost $87,984,898)		87,081,254

Principal Amount		Value
U.S. Treasury Obligations (41.4%):
U.S. Treasury Bills (4.4%)
$2,700,000	0.81%, 8/4/22(d)	$2,692,406
6,487,000	0.88%, 8/25/22(d)	6,463,717
2,463,000	0.68%, 9/1/22(d)	2,453,280

		11,609,403

U.S. Treasury Bonds (8.4%)
3,725,000	2.25%, 5/15/41	3,522,453
13,297,000	2.00%, 11/15/41	12,050,406
565,000	2.38%, 2/15/42	545,578
1,304,000	1.88%, 11/15/51	1,143,649
4,860,000	2.25%, 2/15/52	4,658,766

		21,920,852

U.S. Treasury Inflation Index Bonds (0.2%)
546,346	0.13%, 2/15/52	476,352

U.S. Treasury Notes (28.4%)
5,259,000	0.75%, 12/31/23	5,125,882
7,007,000	0.88%, 1/31/24	6,832,920
9,339,000	1.50%, 2/29/24	9,210,589
5,235,000	2.25%, 3/31/24	5,231,728
19,771,000	1.75%, 3/15/25	19,375,580
1,070,000	1.25%, 12/31/26	1,012,320
5,033,000	1.50%, 1/31/27	4,816,738
12,385,000	1.88%, 2/28/27	12,071,505
10,140,000	2.50%, 3/31/27	10,178,025
655,000	1.88%, 2/15/32	629,107

		74,484,394

Total U.S. Treasury Obligations (Cost $110,414,937)		108,491,001

Contracts		Value
Purchased Options (0.0%†)#:
Total Purchased Options (Cost $113,472)		31,475

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.0%†):
62,720	BlackRock Liquidity FedFund, Institutional Class , 0.03%(d)(e)	62,720

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $62,720)		62,720

Shares		Value
Unaffiliated Investment Company (0.7%):

Money Markets (0.7%):
1,778,758	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(d)	1,778,758

Total Unaffiliated Investment Company (Cost $1,778,758)		1,778,758

Total Investment Securities (Cost $322,256,647) - 120.4%		315,771,955
Net other assets (liabilities) - (20.4)%		(53,494,558)

Net Assets - 100.0%		$262,277,397

Percentages indicated are based on net assets as of March 31, 2022.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $59,520.
# See Options table below for more details.
† Represents less than 0.05%.

(a)  Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)  Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)   The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2022.

(d) The rate represents the effective yield at March 31, 2022.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.

Amounts shown as “—“ are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/22	10	$(1,354,688)	$20,135
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/30/22	2	(423,844)	5,746

				$25,881

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Ultra Long Term U.S. Treasury Bond June Futures (U.S. Dollar)	6/21/22	1	$177,125	$(6,103)

Total Net Futures Contracts				$19,778

Options Contracts

At March 31, 2022, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value
Euro$ 1Y Midcv Op Sep22c	Call	98.38 USD	9/16/22	36	$3,542	$2,925
Euro$ 1Y Midcv Op Sep22c	Call	98.75 USD	9/16/22	76	7,505	3,800
IMM Euro$ Future Option Dec22c	Call	98.00 USD	12/19/22	55	5,390	24,750

Total (Cost $113,472)						$31,475

At March 31, 2022, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value
Euro$ 1Y Midcv Op Sep22c	Call	99.00 USD	9/16/22	175	$17,325	$(6,563)
Euro$ 2Y Midcv Op Dec22c	Call	97.63 USD	12/16/22	82	8,005	(56,375)
IMM Euro$ Future Option Dec22c	Call	98.25 USD	12/19/22	55	5,404	(17,187)
Euro$ 1Y Midcv Op Sep22p	Put	97.63 USD	9/16/22	181	17,670	(389,150)
Euro$ 2Y Midcv Op Dec22p	Put	97.38 USD	12/16/22	82	7,985	(95,838)
IMM Euro$ Future Option Dec22p	Put	97.25 USD	12/19/22	55	5,349	(54,312)

Total (Premiums $398,346)						(619,425)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Swap Agreements

At March 31, 2022, the Fund’s centrally-cleared swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Quarterly	1.0335%	Semi- annually	7/24/25	5,065,000	USD	$—	$(174,652)	$(174,652)
3-Month U.S. Dollar LIBOR	Quarterly	1.0255%	Semi- annually	7/24/25	6,840,000	USD	—	(236,889)	(236,889)
3-Month U.S. Dollar LIBOR	Quarterly	1.0725%	Semi- annually	7/24/25	3,420,000	USD	—	(115,414)	(115,414)
3-Month U.S. Dollar LIBOR	Quarterly	1.39%	Semi- annually	9/28/25	7,585,000	USD	—	(199,872)	(199,872)
3-Month U.S. Dollar LIBOR	Quarterly	1.6875%	Semi- annually	12/7/25	7,820,000	USD	—	(150,018)	(150,018)
1.785%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	425,000	USD	—	40,331	40,331
1.7725%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	570,000	USD	—	55,637	55,637
1.8075%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	285,000	USD	—	25,655	25,655
1.87%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	9/28/53	645,000	USD	—	47,639	47,639
1.7425%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	12/7/53	655,000	USD	—	64,582	64,582

								$(643,001)	$(643,001)

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.0%):
31,071	Axon Enterprise, Inc.*	$4,279,409
17,974	Curtiss-Wright Corp.	2,698,976
38,519	Hexcel Corp.	2,290,725
25,706	Mercury Systems, Inc.*	1,656,751

		10,925,861

Air Freight & Logistics (0.6%):
45,114	GXO Logistics, Inc.*	3,218,433
45,097	XPO Logistics, Inc.*	3,283,061

		6,501,494

Airlines (0.2%):
145,885	JetBlue Airways Corp.*	2,180,981

Auto Components (1.4%):
43,131	Adient plc*	1,758,451
64,454	Dana, Inc.	1,132,457
19,370	Fox Factory Holding Corp.*	1,897,291
108,281	Gentex Corp.	3,158,557
129,425	Goodyear Tire & Rubber Co. (The)*	1,849,483
27,281	Lear Corp.	3,889,998
12,777	Visteon Corp.*	1,394,354

		15,080,591

Automobiles (0.4%):
69,969	Harley-Davidson, Inc.	2,756,778
25,058	Thor Industries, Inc.	1,972,065

		4,728,843

Banks (6.7%):
67,288	Associated Banc-Corp.	1,531,475
18,167	Bank of Hawaii Corp.	1,524,575
54,646	Bank OZK	2,333,384
86,908	Cadence Bank	2,542,928
34,316	Cathay General Bancorp	1,535,641
49,911	Commerce Bancshares, Inc.	3,573,128
25,892	Cullen/Frost Bankers, Inc.	3,583,712
64,526	East West Bancorp, Inc.	5,098,845
155,848	F.N.B. Corp.	1,940,308
58,305	First Financial Bankshares, Inc.	2,572,417
242,333	First Horizon Corp.	5,692,402
74,283	Fulton Financial Corp.	1,234,583
49,076	Glacier Bancorp, Inc.	2,467,541
39,388	Hancock Whitney Corp.	2,054,084
67,687	Home Bancshares, Inc.	1,529,726
24,701	International Bancshares Corp.	1,042,629
134,241	Old National Bancorp	2,198,868
54,269	PacWest Bancorp	2,340,622
34,488	Pinnacle Financial Partners, Inc.	3,175,655
41,908	Prosperity Bancshares, Inc.	2,907,577
65,949	Synovus Financial Corp.	3,231,501
22,721	Texas Capital Bancshares, Inc.*	1,302,141
19,375	UMB Financial Corp.	1,882,475
99,406	Umpqua Holdings Corp.	1,874,797
61,914	United Bankshares, Inc.	2,159,560
191,251	Valley National Bancorp	2,490,088
81,743	Webster Financial Corp.	4,587,417
25,674	Wintrust Financial Corp.	2,385,885

		70,793,964

Beverages (0.2%):
4,212	Boston Beer Co., Inc. (The), Class A*	1,636,236

Biotechnology (1.9%):
48,475	Arrowhead Pharmaceuticals, Inc.*	2,229,365
144,902	Exelixis, Inc.*	3,284,928
64,453	Halozyme Therapeutics, Inc.*	2,570,386
43,090	Neurocrine Biosciences, Inc.*	4,039,688
23,347	Repligen Corp.*	4,391,337

Shares		Value
Common Stocks, continued
Biotechnology, continued
20,410	United Therapeutics Corp.*	$3,661,758

		20,177,462

Building Products (1.8%):
86,662	Builders FirstSource, Inc.*	5,593,166
15,388	Lennox International, Inc.	3,967,950
45,588	Owens Corning	4,171,302
19,735	Simpson Manufacturing Co., Inc.	2,151,904
52,265	Trex Co., Inc.*	3,414,472

		19,298,794

Capital Markets (1.7%):
18,333	Affiliated Managers Group, Inc.	2,584,036
17,740	Evercore, Inc., Class A	1,974,817
44,572	Federated Hermes, Inc., Class B	1,518,122
39,970	Interactive Brokers Group, Inc., Class A	2,634,423
76,714	Janus Henderson Group plc	2,686,524
47,750	SEI Investments Co.	2,875,028
47,642	Stifel Financial Corp.	3,234,892

		17,507,842

Chemicals (2.5%):
24,024	Ashland Global Holdings, Inc.	2,364,202
41,876	Avient Corp.	2,010,048
25,533	Cabot Corp.	1,746,713
72,617	Chemours Co. (The)	2,285,983
17,959	Ingevity Corp.*	1,150,633
15,227	Minerals Technologies, Inc.	1,007,266
3,068	NewMarket Corp.	995,198
64,041	Olin Corp.	3,348,063
58,609	RPM International, Inc.	4,773,117
18,301	Scotts Miracle-Gro Co. (The)	2,250,291
18,848	Sensient Technologies Corp.	1,582,290
81,174	Valvoline, Inc.	2,561,851

		26,075,655

Commercial Services & Supplies (1.5%):
22,684	Brink’s Co. (The)	1,542,512
22,986	Clean Harbors, Inc.*	2,566,157
61,315	IAA, Inc.*	2,345,299
34,403	MillerKnoll, Inc.	1,188,968
16,554	MSA Safety, Inc.	2,196,716
41,771	Stericycle, Inc.*	2,461,147
24,397	Tetra Tech, Inc.	4,024,041

		16,324,840

Communications Equipment (1.0%):
24,430	Calix, Inc.*	1,048,291
70,417	Ciena Corp.*	4,269,383
32,695	Lumentum Holdings, Inc.*	3,191,032
34,035	ViaSat, Inc.*	1,660,908

		10,169,614

Construction & Engineering (1.5%):
64,142	AECOM	4,926,747
13,966	Dycom Industries, Inc.*	1,330,401
24,428	EMCOR Group, Inc.	2,751,326
64,454	Fluor Corp.*	1,849,185
26,707	MasTec, Inc.*	2,326,180
9,580	Valmont Industries, Inc.	2,285,788

		15,469,627

Construction Materials (0.2%):
17,928	Eagle Materials, Inc., Class A	2,301,238

Consumer Finance (0.5%):
17,992	FirstCash Holdings, Inc.	1,265,557
69,886	Navient Corp.	1,190,858
25,157	PROG Holdings, Inc.*	723,767

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
126,567	SLM Corp.	$2,323,770

		5,503,952

Containers & Packaging (0.8%):
30,094	AptarGroup, Inc.	3,536,045
12,382	Greif, Inc., Class A	805,573
37,719	Silgan Holdings, Inc.	1,743,749
44,709	Sonoco Products Co.	2,796,995

		8,882,362

Diversified Consumer Services (0.9%):
1,825	Graham Holdings Co., Class B	1,115,933
17,827	Grand Canyon Education, Inc.*	1,731,180
74,669	H&R Block, Inc.	1,944,381
74,987	Service Corp. International	4,935,644

		9,727,138

Diversified Financial Services (0.6%):
87,805	Jefferies Financial Group, Inc.	2,884,394
50,769	Voya Financial, Inc.	3,368,523

		6,252,917

Diversified Telecommunication Services (0.2%):
59,689	Iridium Communications, Inc.*	2,406,660

Electric Utilities (1.1%):
23,873	ALLETE, Inc.	1,599,014
49,231	Hawaiian Electric Industries, Inc.	2,082,964
22,970	IDACORP, Inc.	2,649,819
90,668	OGE Energy Corp.	3,697,441
38,629	PNM Resources, Inc.	1,841,444

		11,870,682

Electrical Equipment (1.9%):
15,940	Acuity Brands, Inc.	3,017,442
18,535	EnerSys	1,382,155
24,740	Hubbell, Inc.	4,546,470
76,128	nVent Electric plc	2,647,732
30,810	Regal Rexnord Corp.	4,583,911
94,770	Sunrun, Inc.*	2,878,165
9,747	Vicor Corp.*	687,651

		19,743,526

Electronic Equipment, Instruments & Components (3.2%):
30,889	Arrow Electronics, Inc.*	3,664,362
44,883	Avnet, Inc.	1,821,801
20,376	Belden, Inc.	1,128,830
79,936	Cognex Corp.	6,167,062
11,316	Coherent, Inc.*	3,093,342
48,062	II-VI, Inc.*	3,484,014
65,596	Jabil, Inc.	4,049,241
11,194	Littlelfuse, Inc.	2,791,896
60,403	National Instruments Corp.	2,451,758
19,034	TD SYNNEX Corp.	1,964,499
60,423	Vishay Intertechnology, Inc.	1,184,291
76,336	Vontier Corp.	1,938,171

		33,739,267

Energy Equipment & Services (0.5%):
91,069	ChampionX Corp.*	2,229,369
178,377	NOV, Inc.	3,497,973

		5,727,342

Entertainment (0.1%):
19,861	World Wrestling Entertainment, Inc., Class A	1,240,121

Equity Real Estate Investment Trusts (9.5%):
63,003	American Campus Communities, Inc.	3,526,278
71,115	Apartment Income REIT Corp.	3,801,808
134,538	Brixmor Property Group, Inc.	3,472,426
46,286	Camden Property Trust	7,692,733

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
51,218	Corporate Office Properties Trust	$1,461,762
67,609	Cousins Properties, Inc.	2,723,967
79,795	Douglas Emmett, Inc.	2,666,749
18,445	EastGroup Properties, Inc.	3,749,500
33,621	EPR Properties	1,839,405
59,244	First Industrial Realty Trust, Inc.	3,667,796
66,351	Healthcare Realty Trust, Inc.	1,823,325
47,934	Highwoods Properties, Inc.	2,192,501
68,666	Hudson Pacific Properties, Inc.	1,905,481
51,816	JBG SMITH Properties	1,514,063
47,980	Kilroy Realty Corp.	3,666,632
100,292	Kite Realty Group Trust	2,283,649
39,426	Lamar Advertising Co., Class A	4,580,513
37,296	Life Storage, Inc.	5,237,477
271,142	Medical Properties Trust, Inc.	5,731,942
79,686	National Retail Properties, Inc.	3,581,089
37,001	National Storage Affiliates Trust	2,322,183
108,084	Omega Healthcare Investors, Inc.	3,367,897
108,616	Park Hotels & Resorts, Inc.	2,121,270
60,027	Pebblebrook Hotel Trust	1,469,461
100,167	Physicians Realty Trust	1,756,929
31,342	PotlatchDeltic Corp.	1,652,664
9,011	PS Business Parks, Inc.	1,514,569
65,971	Rayonier, Inc.	2,712,727
72,728	Rexford Industrial Realty, Inc.	5,424,782
103,711	Sabra Health Care REIT, Inc.	1,544,257
29,091	SL Green Realty Corp.	2,361,607
57,951	Spirit Realty Capital, Inc.	2,666,905
111,322	STORE Capital Corp.	3,253,942
95,314	The Macerich Co.	1,490,711

		100,779,000

Food & Staples Retailing (1.3%):
61,513	BJ’s Wholesale Club Holdings, Inc.*	4,158,894
16,981	Casey’s General Stores, Inc.	3,365,125
39,574	Grocery Outlet Holding Corp.*	1,297,236
70,616	Performance Food Group Co.*	3,595,060
50,956	Sprouts Farmers Market, Inc.*	1,629,573

		14,045,888

Food Products (1.7%):
73,145	Darling Ingredients, Inc.*	5,879,395
90,526	Flowers Foods, Inc.	2,327,423
41,224	Hain Celestial Group, Inc. (The)*	1,418,105
30,091	Ingredion, Inc.	2,622,431
8,872	Lancaster Colony Corp.	1,323,259
21,407	Pilgrim’s Pride Corp.*	537,316
25,827	Post Holdings, Inc.*	1,788,778
9,541	Sanderson Farms, Inc.	1,788,842

		17,685,549

Gas Utilities (1.4%):
41,920	National Fuel Gas Co.	2,879,904
43,138	New Jersey Resources Corp.	1,978,309
24,101	ONE Gas, Inc.	2,126,672
29,953	Southwest Gas Holdings, Inc.	2,345,020
23,631	Spire, Inc.	1,695,761
95,492	UGI Corp.	3,458,720

		14,484,386

Health Care Equipment & Supplies (2.9%):
73,195	Envista Holdings Corp.*	3,565,328
36,233	Globus Medical, Inc.*	2,673,271
23,174	Haemonetics Corp.*	1,465,060
9,004	ICU Medical, Inc.*	2,004,651
33,021	Integra LifeSciences Holdings Corp.*	2,121,930
23,948	LivaNova plc*	1,959,665
22,996	Masimo Corp.*	3,346,838
48,319	Neogen Corp.*	1,490,158

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
23,559	NuVasive, Inc.*	$1,335,795
16,080	Penumbra, Inc.*	3,571,850
17,244	Quidel Corp.*	1,939,260
21,644	STAAR Surgical Co.*	1,729,572
28,740	Tandem Diabetes Care, Inc.*	3,342,175

		30,545,553

Health Care Providers & Services (2.6%):
40,857	Acadia Healthcare Co., Inc.*	2,677,359
14,992	Amedisys, Inc.*	2,582,972
7,000	Chemed Corp.	3,545,850
44,979	Encompass Health Corp.	3,198,457
38,385	HealthEquity, Inc.*	2,588,684
14,278	LHC Group, Inc.*	2,407,271
62,136	Option Care Health, Inc.*	1,774,604
40,251	Patterson Cos., Inc.	1,302,925
31,279	Progyny, Inc.*	1,607,740
59,804	R1 RCM, Inc.*	1,600,355
48,698	Tenet Healthcare Corp.*	4,186,080

		27,472,297

Hotels, Restaurants & Leisure (2.8%):
37,215	Boyd Gaming Corp.	2,448,003
14,876	Choice Hotels International, Inc.	2,108,822
15,613	Churchill Downs, Inc.	3,462,651
10,542	Cracker Barrel Old Country Store, Inc.	1,251,652
19,298	Marriott Vacations Worldwide Corp.	3,043,295
14,923	Papa John’s International, Inc.	1,571,094
43,667	Scientific Games Corp., Class A*	2,565,436
34,666	Six Flags Entertainment Corp.*	1,507,971
31,391	Texas Roadhouse, Inc., Class A	2,628,368
39,133	Travel + Leisure Co.	2,267,366
80,259	Wendy’s Co. (The)	1,763,290
13,384	Wingstop, Inc.	1,570,612
42,600	Wyndham Hotels & Resorts, Inc.	3,607,794

		29,796,354

Household Durables (1.5%):
10,900	Helen of Troy, Ltd.*	2,134,656
39,569	KB Home	1,281,244
61,064	Leggett & Platt, Inc.	2,125,027
55,431	Taylor Morrison Home Corp., Class A*	1,508,832
87,031	Tempur Sealy International, Inc.	2,429,906
50,994	Toll Brothers, Inc.	2,397,738
14,913	TopBuild Corp.*	2,705,069
50,463	Tri Pointe Homes, Inc.*	1,013,297

		15,595,769

Household Products (0.1%):
29,747	Energizer Holdings, Inc.	915,018

Industrial Conglomerates (0.5%):
23,646	Carlisle Cos., Inc.	5,815,024

Insurance (4.0%):
6,218	Alleghany Corp.*	5,266,646
30,061	American Financial Group, Inc.	4,377,483
35,338	Brighthouse Financial, Inc.*	1,825,561
54,253	CNO Financial Group, Inc.	1,361,208
50,167	First American Financial Corp.	3,251,825
16,178	Hanover Insurance Group, Inc. (The)	2,418,934
27,306	Kemper Corp.	1,543,881
9,679	Kinsale Capital Group, Inc.	2,207,006
12,545	Mercury General Corp.	689,975
130,554	Old Republic International Corp.	3,377,432
17,979	Primerica, Inc.	2,459,887
30,314	Reinsurance Group of America, Inc.	3,318,170
19,959	RenaissanceRe Holdings, Ltd.	3,163,701

Shares		Value
Common Stocks, continued
Insurance, continued
18,170	RLI Corp.	$2,010,147
27,155	Selective Insurance Group, Inc.	2,426,571
92,966	Unum Group	2,929,359

		42,627,786

Interactive Media & Services (0.4%):
45,650	TripAdvisor, Inc.*	1,238,028
31,322	Yelp, Inc.*	1,068,394
21,863	Ziff Davis, Inc.*	2,115,901

		4,422,323

IT Services (2.5%):
22,250	Alliance Data Systems Corp.	1,249,337
19,478	Concentrix Corp.	3,244,256
23,942	Euronet Worldwide, Inc.*	3,116,051
77,378	Genpact, Ltd.	3,366,717
81,563	Kyndryl Holdings, Inc.*	1,070,106
30,863	LiveRamp Holdings, Inc.*	1,153,968
28,316	MAXIMUS, Inc.	2,122,284
147,637	Sabre Corp.*	1,687,491
48,802	Teradata Corp.*	2,405,451
178,709	Western Union Co. (The.)	3,349,007
20,301	WEX, Inc.*	3,622,713

		26,387,381

Leisure Products (1.2%):
34,894	Brunswick Corp.	2,822,576
53,355	Callaway Golf Co.*	1,249,574
159,079	Mattel, Inc.*	3,533,144
25,937	Polaris, Inc.	2,731,685
39,844	YETI Holdings, Inc.*	2,389,843

		12,726,822

Life Sciences Tools & Services (0.8%):
45,928	Bruker Corp.	2,953,170
12,925	Medpace Holdings, Inc.*	2,114,401
46,978	Syneos Health, Inc.*	3,802,869

		8,870,440

Machinery (4.9%):
27,903	AGCO Corp.	4,074,675
16,201	Chart Industries, Inc.*	2,782,846
61,645	Colfax Corp.*	2,452,855
22,649	Crane Co.	2,452,434
56,557	Donaldson Co., Inc.	2,937,005
59,811	Flowserve Corp.	2,147,215
76,844	Graco, Inc.	5,357,564
38,735	ITT, Inc.	2,913,259
37,063	Kennametal, Inc.	1,060,372
26,990	Lincoln Electric Holdings, Inc.	3,719,492
25,285	Middleby Corp. (The)*	4,145,223
30,225	Oshkosh Corp.	3,042,146
31,864	Terex Corp.	1,136,270
31,453	Timken Co.	1,909,197
47,608	Toro Co. (The)	4,070,008
37,719	Trinity Industries, Inc.	1,296,025
12,556	Watts Water Technologies, Inc., Class A	1,752,692
28,667	Woodward, Inc.	3,580,795

		50,830,073

Marine (0.2%):
27,630	Kirby Corp.*	1,994,610

Media (1.0%):
2,248	Cable One, Inc.	3,291,612
20,289	John Wiley & Sons, Inc., Class A	1,075,926
75,647	New York Times Co. (The), Class A	3,467,658
99,893	TEGNA, Inc.	2,237,603

		10,072,799

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining (3.7%):
83,546	Alcoa Corp.	$7,521,646
216,976	Cleveland-Cliffs, Inc.*	6,988,797
55,416	Commercial Metals Co.	2,306,414
28,330	Reliance Steel & Aluminum Co.	5,194,305
29,984	Royal Gold, Inc.	4,236,140
85,309	Steel Dynamics, Inc.	7,117,330
118,412	United States Steel Corp.	4,468,869
14,785	Worthington Industries, Inc.	760,097

		38,593,598

Multiline Retail (0.9%):
63,151	Kohl’s Corp.	3,818,109
135,810	Macy’s, Inc.	3,308,332
51,701	Nordstrom, Inc.^	1,401,614
26,641	Ollie’s Bargain Outlet Holdings, Inc.*	1,144,497

		9,672,552

Multi-Utilities (0.6%):
28,725	Black Hills Corp.	2,212,400
93,116	MDU Resources Group, Inc.	2,481,541
24,543	NorthWestern Corp.	1,484,606

		6,178,547

Oil, Gas & Consumable Fuels (3.0%):
145,299	Antero Midstream Corp.	1,579,400
91,891	CNX Resources Corp.*	1,903,981
43,977	DT Midstream, Inc.	2,386,192
136,514	EQT Corp.	4,697,447
181,838	Equitrans Midstream Corp.	1,534,713
67,879	HF Sinclair Corp.*	2,704,978
66,020	Murphy Oil Corp.	2,666,548
44,032	PDC Energy, Inc.	3,200,246
112,864	Range Resources Corp.*	3,428,808
103,646	Targa Resources Corp.	7,822,164

		31,924,477

Paper & Forest Products (0.2%):
39,835	Louisiana-Pacific Corp.	2,474,550

Personal Products (0.3%):
50,801	BellRing Brands, Inc.*	1,172,487
156,064	Coty, Inc., Class A*	1,403,015
22,769	Nu Skin Enterprises, Inc., Class A	1,090,180

		3,665,682

Pharmaceuticals (0.6%):
27,901	Jazz Pharmaceuticals plc*	4,343,348
60,825	Perrigo Co. plc	2,337,505

		6,680,853

Professional Services (1.7%):
23,823	ASGN, Inc.*	2,780,382
10,580	CACI International, Inc., Class A*	3,187,331
15,591	FTI Consulting, Inc.*	2,451,217
16,117	Insperity, Inc.	1,618,469
63,427	KBR, Inc.	3,471,360
24,421	ManpowerGroup, Inc.	2,293,620
25,840	Science Applications International Corp.	2,381,673

		18,184,052

Real Estate Management & Development (0.5%):
22,948	Jones Lang LaSalle, Inc.*	5,495,128

Road & Rail (1.6%):
18,295	Avis Budget Group, Inc.*	4,817,074
75,295	Knight-Swift Transportation Holdings, Inc.	3,799,386
17,106	Landstar System, Inc.	2,580,098
24,268	Ryder System, Inc.	1,925,180
11,915	Saia, Inc.*	2,905,115

Shares		Value
Common Stocks, continued
Road & Rail, continued
26,723	Werner Enterprises, Inc.	$1,095,643

		17,122,496

Semiconductors & Semiconductor Equipment (4.1%):
46,570	Amkor Technology, Inc.	1,011,500
34,061	Azenta, Inc.	2,822,976
25,751	Cirrus Logic, Inc.*	2,183,427
13,012	CMC Materials, Inc.	2,412,425
44,870	First Solar, Inc.*	3,757,414
62,111	Lattice Semiconductor Corp.*	3,785,665
25,175	MKS Instruments, Inc.	3,776,250
26,847	Power Integrations, Inc.	2,488,180
28,943	Semtech Corp.*	2,006,908
17,335	Silicon Laboratories, Inc.*	2,603,717
6,885	SiTime Corp.*	1,706,241
36,737	SunPower Corp.*^	789,111
17,975	Synaptics, Inc.*	3,586,012
19,587	Universal Display Corp.	3,270,050
56,079	Wolfspeed, Inc.*	6,385,155

		42,585,031

Software (3.3%):
54,250	ACI Worldwide, Inc.*	1,708,332
30,201	Aspen Technology, Inc.*	4,994,339
20,288	Blackbaud, Inc.*	1,214,643
52,998	CDK Global, Inc.	2,579,943
20,222	CommVault Systems, Inc.*	1,341,730
40,679	Digital Turbine, Inc.*	1,782,147
18,183	Envestnet, Inc.*	1,353,542
11,926	Fair Isaac Corp.*	5,563,002
28,716	Manhattan Associates, Inc.*	3,983,196
28,267	Mimecast, Ltd.*	2,248,923
18,136	Paylocity Holding Corp.*	3,731,845
15,362	Qualys, Inc.*	2,187,702
42,482	Sailpoint Technologies Holdings, Inc.*	2,174,229

		34,863,573

Specialty Retail (3.1%):
69,834	American Eagle Outfitters, Inc.	1,173,211
18,004	AutoNation, Inc.*	1,792,838
28,549	Dick’s Sporting Goods, Inc.	2,855,471
25,411	Five Below, Inc.*	4,024,340
39,627	Foot Locker, Inc.	1,175,337
28,063	GameStop Corp., Class A*	4,674,735
96,729	Gap, Inc. (The)	1,361,944
13,747	Lithia Motors, Inc.	4,125,750
10,410	Murphy U.S.A., Inc.	2,081,584
7,836	RH*	2,555,241
29,135	Urban Outfitters, Inc.*	731,580
33,028	Victoria’s Secret & Co.*	1,696,318
33,107	Williams-Sonoma, Inc.	4,800,515

		33,048,864

Technology Hardware, Storage & Peripherals (0.3%):
59,594	NCR Corp.*	2,395,083
55,697	Xerox Holdings Corp.	1,123,408

		3,518,491

Textiles, Apparel & Luxury Goods (1.6%):
66,989	Capri Holdings, Ltd.*	3,442,565
19,219	Carter’s, Inc.	1,767,956
15,950	Columbia Sportswear Co.	1,443,953
26,518	Crocs, Inc.*	2,025,975
12,321	Deckers Outdoor Corp.*	3,373,120
157,817	Hanesbrands, Inc.	2,349,895

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
60,743	Skechers U.S.A., Inc., Class A*	$2,475,885

		16,879,349

Thrifts & Mortgage Finance (0.7%):
50,721	Essent Group, Ltd.	2,090,212
145,371	MGIC Investment Corp.	1,969,777
211,787	New York Community Bancorp, Inc.	2,270,357
29,817	Washington Federal, Inc.	978,594

		7,308,940

Trading Companies & Distributors (1.0%):
16,001	GATX Corp.	1,973,403
21,504	MSC Industrial Direct Co., Inc.	1,832,356
78,484	Univar Solutions, Inc.*	2,522,476
14,987	Watsco, Inc.	4,565,640

		10,893,875

Water Utilities (0.5%):
104,581	Essential Utilities, Inc.	5,347,227

Total Common Stocks (Cost $752, 399, 404)		1,053,771,366

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.2%):
2,180,024	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	2,180,024

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,180,024)		2,180,024

Shares		Value
Unaffiliated Investment Company (0.6%):

Money Markets (0.6%):
6,478,017	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(b)	6,478,017

Total Unaffiliated Investment Company (Cost $6,478,017)		6,478,017

Total Investment Securities (Cost $761,057,445) - 100.2%		1,062,429,407
Net other assets (liabilities) - (0.2)%		(2,138,641)

Net Assets - 100.0%		$1,060,290,766

Percentages indicated are based on net assets as of March 31, 2022.

REIT -	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $2,146,878.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(b)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 E-Mini June Futures (U.S. Dollar)	6/17/22	27	$7,260,840	$125,729

				$125,729

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (46.2%):
6,066,933	AZL Mid Cap Index Fund, Class 2	$162,775,801
24,430,906	AZL S&P 500 Index Fund, Class 2	568,018,563
5,155,534	AZL Small Cap Stock Index Fund, Class 2	81,457,439

		812,251,803

Fixed Income Fund (39.0%):
65,376,397	AZL Enhanced Bond Index Fund	685,798,400
International Equity Fund (14.8%):
14,772,940	AZL International Index Fund, Class 2	261,037,849

Total Affiliated Investment Companies (Cost $1,755,908,905)		1,759,088,052

Total Investment Securities (Cost $1,755,908,905) - 100.0%		1,759,088,052
Net other assets (liabilities) - 0.0%†		(119,117)

Net Assets - 100.0%		$1,758,968,935

Percentages indicated are based on net assets as of March 31, 2022.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (97.8%):
Aerospace & Defense (0.1%):
5,099	Aecc Aviation Power Co., Ltd.	$35,970
18,981	Aselsan Elektronik Sanayi Ve Ticaret AS	31,113
83,000	AviChina Industry & Technology Co., Ltd., Class H	45,878
35,570	Bharat Electronics, Ltd.	98,161
2,537	Korea Aerospace Industries, Ltd.	88,260
7,300	Kuang-Chi Technologies Co., Ltd., Class A*	19,691

		319,073

Air Freight & Logistics (0.3%):
36,697	Agility Public Warehousing Co. KSC	133,030
572	Hyundai Glovis Co., Ltd.	90,463
9,300	SF Holding Co., Ltd., Class A	66,428
3,900	Yunda Holding Co., Ltd., Class A	10,749
12,937	ZTO Express Cayman, Inc., ADR	323,425

		624,095

Airlines (0.2%):
66,000	Air China, Ltd.*	45,932
39,299	China Eastern Airlines Corp., Ltd.*	28,891
38,000	China Southern Airlines Co., Ltd.*	36,649
28,000	China Southern Airlines Co., Ltd., Class H*^	16,150
2,989	InterGlobe Aviation, Ltd.*	78,763
4,761	Korean Air Lines Co., Ltd.*	117,788

		324,173

Auto Components (0.5%):
3,039	Balkrishna Industries, Ltd.	85,288
6,982	Bharat Forge, Ltd.	64,016
900	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	18,261
47,000	Cheng Shin Rubber Industry Co., Ltd.	57,972
6,500	Fuyao Glass Industry Group Co., Ltd.	36,354
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	52,269
2,479	Hankook Tire & Technology Co., Ltd.	68,514
5,302	Hanon Systems	51,326
4,200	Huayu Automotive Systems Co., Ltd.	13,170
1,996	Hyundai Mobis Co., Ltd.	352,567
24,000	Minth Group, Ltd.	58,853
35,987	Motherson Sumi Systems, Ltd.	65,606
35,228	Motherson Sumi Wiring India, Ltd.*	29,965
62	MRF, Ltd.	52,983
1,500	Ningbo Joyson Electronic Corp.	3,334
3,600	Shandong Linglong Tyre Co., Ltd., Class A	12,488

		1,022,966

Automobiles (2.7%):
602,600	Astra International Tbk PT	275,348
1,747	Bajaj Auto, Ltd.	83,958
3,133	BYD Co., Ltd.	111,912
23,500	BYD Co., Ltd., Class H	667,590
11,480	Chongqing Changan Automobile Co., Ltd., Class A	20,412
84,000	Dongfeng Motor Group Co., Ltd., Class H	62,928
4,135	Eicher Motors, Ltd.	133,281
2,009	Ford Otomotiv Sanayi AS	40,905
177,000	Geely Automobile Holdings, Ltd.	277,760
4,500	Great Wall Motor Co., Ltd., Class A	19,262
92,500	Great Wall Motor Co., Ltd., Class H	147,453
99,200	Guangzhou Automobile Group Co., Ltd.	82,220
3,348	Hero MotoCorp, Ltd.	100,755

Shares		Value
Common Stocks, continued
Automobiles, continued
4,135	Hyundai Motor Co., Ltd.	$611,721
732	Hyundai Motor Co., Ltd.	51,896
7,717	Kia Corp.	468,725
16,352	Li Auto, Inc., ADR*	422,045
24,997	Mahindra & Mahindra, Ltd.	264,457
3,744	Maruti Suzuki India, Ltd.	371,407
38,840	NIO, Inc., ADR*	817,582
19,100	SAIC Motor Corp., Ltd.	51,032
47,846	Tata Motors, Ltd.*	271,562
11,629	Xpeng, Inc., ADR*	320,844
36,000	Yadea Group Holdings, Ltd.	55,407

		5,730,462

Banks (15.1%):
21,458	Absa Group, Ltd.	278,765
87,807	Abu Dhabi Commercial Bank	250,124
42,766	Abu Dhabi Islamic Bank Pjsc	101,597
143,000	Agricultural Bank of China, Ltd.	69,380
724,000	Agricultural Bank of China, Ltd., Class A	277,694
67,477	Akbank T.A.S.	33,405
35,780	Al Rajhi Bank	1,525,679
28,624	Alinma Bank	295,087
49,791	Alpha Services and Holdings SA*	61,092
53,900	AMMB Holdings Berhad*	47,422
16,034	Arab National Bank	118,598
66,355	Axis Bank, Ltd.*	659,561
39,610	Banco Bradesco SA	152,023
1,298,706	Banco de Chile	139,128
1,979	Banco de Credito e Inversiones*	71,336
24,879	Banco do Brasil SA	181,354
9,387	Banco Inter SA	41,805
11,234	Banco Santander Brasil SA	87,034
2,238,136	Banco Santander Chile	126,117
10,347	Bancolombia SA	110,697
9,306	Bancolombia SA	107,143
20,207	Bandhan Bank, Ltd.	81,166
11,818	Bank AlBilad*	193,871
11,736	Bank Al-Jazira	82,118
102,800	Bank Jago TBK PT*	104,776
37,500	Bank of Beijing Co., Ltd., Class A	27,047
2,317,000	Bank of China, Ltd.	930,389
72,500	Bank of China, Ltd., Class A	37,290
75,999	Bank of Communications Co., Ltd., Class A	61,143
175,000	Bank of Communications Co., Ltd., Class H	125,614
20,000	Bank of Hangzhou Co., Ltd.	44,264
36,920	Bank of Jiangsu Co., Ltd.	40,932
18,200	Bank of Nanjing Co., Ltd.	30,564
13,970	Bank of Ningbo Co., Ltd.	81,954
34,470	Bank of Shanghai Co., Ltd., Class A	36,045
62,666	Bank of the Philippine Islands	120,430
5,661	Bank Pekao SA	151,166
17,575	Banque Saudi Fransi	251,411
57,334	BDO Unibank, Inc.	146,483
31,338	Boubyan Bank KSCP*	96,851
2,330	Capitec Bank Holdings, Ltd.	372,449
135,393	Chang Hwa Commercial Bank	90,232
82,500	China Bohai Bank Co, Ltd., Class H	13,696
257,000	China Citic Bank Co., Ltd.	129,942
2,820,000	China Construction Bank	2,118,455
32,600	China Construction Bank Corp.	32,242
430,795	China Development Financial Holding Corp.	287,108
72,500	China Everbright Bank Co., Ltd.	37,676

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
45,000	China Everbright Bank Co., Ltd., Class H	$17,016
115,000	China Merchants Bank Co., Ltd.	899,032
36,144	China Merchants Bank Co., Ltd.	265,811
69,700	China Minsheng Banking Corp., Ltd., Class A	41,950
113,300	China Minsheng Banking Corp., Ltd., Class H	42,553
197,400	CIMB Group Holdings Berhad	249,999
57,925	Commercial Bank of Qatar Qsc (The)	118,698
47,453	Commercial International Bank Egypt SAE*	120,233
1,875	Credicorp, Ltd.	322,256
543,000	CTBC Financial Holding Co., Ltd.	555,497
66,215	Dubai Islamic Bank	110,993
360,783	E.Sun Financial Holding Co., Ltd.	415,677
73,799	Emirates NBD Bank PJSC	300,753
70,569	Eurobank Ergasias Services and Holdings SA*	82,510
130,178	First Abu Dhabi Bank PJSC	835,379
312,745	First Financial Holdings Co., Ltd.	310,055
76,935	Grupo Financiero Banorte SAB de C.V.	578,565
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	122,000
8,661	Hana Financial Holdings Group, Inc.	345,802
19,300	Hong Leong Bank Berhad	92,510
6,400	Hong Leong Financial Group Berhad	29,797
272,123	Hua Nan Financial Holdings Co., Ltd.	230,893
26,900	Huaxia Bank Co., Ltd., Class A	23,531
152,422	ICICI Bank, Ltd.	1,461,095
108,800	Industrial & Commercial Bank of China, Ltd., Class A	81,735
1,632,000	Industrial & Commercial Bank of China, Ltd., Class H	1,000,430
39,400	Industrial Bank Co., Ltd.	128,054
8,902	Industrial Bank of Korea (IBK)	79,160
132,769	Itausa - Investimentos Itau S.A.	299,827
1,627	KakaoBank Corp.*	68,609
11,725	KB Financial Group, Inc.	589,517
2,004	Komercni Banka AS	77,587
16,130	Kotak Mahindra Bank, Ltd.	370,942
43,000	Krung Thai Bank	17,707
135,610	Kuwait Finance House KSCP	477,593
102,501	Malayan Banking Bhd	217,793
106,740	Masraf Al Rayan*	151,509
371	mBank SA*	31,005
325,000	Mega Financial Holdings Co., Ltd.	485,157
46,592	Metropolitan Bank & Trust	51,285
16,450	Moneta Money Bank AS	66,751
220,285	National Bank of Kuwait SAKP	795,356
65,988	National Commercial Bank	1,242,423
13,995	Nedcor, Ltd.	222,494
6,856	OTP Bank Nyrt*	249,052
41,800	Ping An Bank Co., Ltd., Class A	101,084
38,900	Postal Savings Bank of China Co., Ltd., Class A	32,965
231,000	Postal Savings Bank of China Co., Ltd., Class H^	186,505
27,177	Powszechna Kasa Oszczednosci Bank Polski SA*	255,936
1,554,500	PT Bank Central Asia Tbk	861,404
590,100	PT Bank Mandiri Persero Tbk	323,847
242,400	PT Bank Negara Indonesia Tbk	138,706
1,992,042	PT Bank Rakyat Indonesia Tbk	641,518
421,800	Public Bank Berhad	467,730

Shares		Value
Common Stocks, continued
Banks, continued
27,221	Qatar International Islamic Bank QSC	$82,776
32,811	Qatar Islamic Bank	214,880
129,909	Qatar National Bank	822,175
59,900	RHB Bank Bhd	84,804
41,240	Riyad Bank	412,564
1,058	Santander Bank Polska SA	76,463
317,881	Sberbank of Russia(a)	4
105,724	Shanghai Commercial & Savings Bank, Ltd. (The)	184,223
70,100	Shanghai Pudong Development Bank Co., Ltd.	88,184
12,719	Shinhan Financial Group Co., Ltd.	433,862
28,200	Siam Commercial Bank Public Co., Ltd.	96,183
295,800	SinoPac Financial Holdings Co., Ltd.	189,329
35,548	Standard Bank Group, Ltd.	442,502
53,820	State Bank of India	347,964
315,390	Taishin Financial Holding Co., Ltd.	225,237
280,247	Taiwan Cooperative Financial Holding Co., Ltd.	288,630
3,719	TCS Group Holding plc, GDR*(a)	—
23,255	The Saudi British Bank	245,780
59,902	Turkiye Garanti Bankasi AS	49,844
46,220	Turkiye Is Bankasi AS, Class C	27,826
97,280,589	VTB Bank PJSC(a)	1,208
15,903	Woori Financial Group, Inc.	199,528
316,254	Yes Bank, Ltd.*	51,008

		32,311,615

Beverages (1.5%):
138,132	Ambev SA Com Npv	446,869
1,100	Anhui Gujing Distillery Co., Ltd., Class A	29,565
3,000	Anhui Gujing Distillery Co., Ltd., Class B	38,653
1,300	Anhui Kouzi Distillery Co., Ltd.	11,025
10,480	Arca Continental SAB de C.V.	71,276
17,696	Becle SAB de CV	43,558
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	13,532
8,700	Carabao Group pcl	28,107
42,000	China Resources Beer Holdings Co., Ltd.	256,313
1,400	Chongqing Brewery Co., Ltd., Class A*	23,593
15,966	Coca-Cola Femsa S.A.B de C.V.	87,937
3,027	Compania Cervecerias Unidas SA	22,669
54,785	Fomento Economico Mexicano S.A.B. de C.V.	455,548
6,500	Fraser & Neave Holdings Bhd	32,436
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	18,526
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	67,955
1,100	JiuGui Liquor Co., Ltd., Class A	25,502
2,272	Kweichow Moutai Co., Ltd.	612,934
2,400	Luzhou Laojiao Co., Ltd.	70,015
51,000	Nongfu Spring Co., Ltd., Class H	270,785
23,700	Osotspa pcl	26,578
1,960	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	11,102
2,160	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	86,496
1,400	Sichuan Swellfun Co., Ltd., Class A	18,149
2,600	Tsingtao Brewery Co., Ltd., Class A	32,280
14,000	Tsingtao Brewery Co., Ltd., Class H	110,830

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
7,920	United Spirits, Ltd.*	$92,552
6,800	Wuliangye Yibin Co., Ltd., Class A	165,226

		3,170,011

Biotechnology (0.7%):
51,000	3SBio, Inc.*	41,439
9,000	Akeso, Inc.*^	18,932
808	Alteogen, Inc.*	37,263
1,420	BeiGene, Ltd., ADR*	267,812
700	Beijing Tiantan Biological Products Corp., Ltd., Class A	2,711
700	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A*	30,656
600	BGI Genomics Co., Ltd.	7,608
14,923	Biocon, Ltd.*	65,814
2,869	Celltrion, Inc.	403,126
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	69,419
185	Green Cross Corp.	30,757
3,270	Hualan Biological Engineering, Inc., Class A	10,428
1,059	I-Mab, ADR*	17,198
300	Imeik Technology Development Co., Ltd., Class A*	22,294
36,500	Innovent Biologics, Inc.*^	122,927
923	Legend Biotech Corp., ADR*	33,542
1,238	Seegne, Inc.	52,083
21,600	Shanghai Raas Blood Products Co., Ltd.	20,347
1,600	Shenzhen Kangtai Biological Products Co., Ltd., Class A	23,426
644	SK Bioscience Co., Ltd.*	82,509
4,000	Walvax Biotechnology Co., Ltd., Class A	34,406
2,417	Zai Lab, Ltd., ADR*	106,300

		1,500,997

Building Products (0.0%†):
3,000	Beijing New Building Materials plc	14,285
35,000	China Lesso Group Holdings, Ltd.	42,176
6,500	Zhuzhou Kibing Group Co., Ltd., Class A	13,432

		69,893

Capital Markets (1.3%):
181,805	B3 SA- Brasil Bolsa Balcao	599,995
34,376	Banco BTG Pactual SA	188,045
68,300	Bangkok Commercial Asset Management pcl, Class R	42,130
17,800	Caitong Securities Co., Ltd.	23,667
193,000	China Cinda Asset Management Co., Ltd., Class H	32,899
120,000	China Galaxy Securities Co.	67,021
44,400	China International Capital Corp., Ltd.	98,499
14,140	China Merchants Securities Co., Ltd.	32,176
67,850	Citic Securities Co., Ltd., Class A	155,924
21,465	Citic Securities Co., Ltd., Class A	70,344
5,300	CSC Financial Co., Ltd., Class A	19,343
23,328	East Money Information Co., Ltd., Class A	92,329
6,600	Everbright Securities Co., Ltd.	12,916
20,100	Founder Securities Co., Ltd., Class A	21,261
30,400	GF Securities Co., Ltd.	42,858
15,400	GF Securities Co., Ltd., Class A	42,348
12,599	Guosen Securities Co., Ltd., Class A	19,657
14,600	Guotai Junan Securities Co., Ltd.	35,967
78,800	Haitong Securities Co., Ltd.	59,976

Shares		Value
Common Stocks, continued
Capital Markets, continued
28,600	Haitong Securities Co., Ltd.	$46,263
1,835	HDFC Asset Management Co., Ltd.	51,740
1,000	Hithink RoyalFlush Information Network Co., Ltd., Class A	15,038
12,900	Huatai Securities Co., Ltd., Class A	30,089
44,600	Huatai Securities Co., Ltd., Class H	68,398
24,300	Industrial Securities Co., Ltd.	29,262
1,242	Korea Investment Holdings Co., Ltd.	79,996
10,139	Meritz Securities Co., Ltd.	54,595
9,168	Mirae Asset Securities Co., Ltd.	64,486
6,300	Nanjing Securities Co., Ltd.	8,125
2,777	NH Investment & Securities Co., Ltd.	26,032
1,111	Noah Holdings, Ltd., ADR*	26,142
20,500	Orient Securities Co., Ltd./China	35,223
3,779	Reinet Investments SCA	84,722
2,406	Samsung Securities Co., Ltd.	82,806
12,160	SDIC Capital Co., Ltd., Class A	13,456
69,900	Shenwan Hongyuan Group Co., Ltd.	48,176
45,462	The Moscow Exchange	45
26,100	Tianfeng Securities Co., Ltd., Class A	14,253
304,680	Yuanta Financial Holding Co., Ltd.	280,161
5,300	Zheshang Securities Co., Ltd.	8,735

		2,725,098

Chemicals (3.3%):
5,048	Advanced Petrochemical Co.	94,681
11,215	Asian Paints, Ltd.	453,101
9,301	Berger Paints India, Ltd.	85,672
42,000	Dongyue Group, Ltd.	57,028
88,000	Formosa Chemicals & Fibre Corp.	241,895
112,000	Formosa Plastics Corp.	415,295
2,300	Guangzhou Tinci Materials Technology Co., Ltd., Class A	33,705
3,276	Hanwha Chemical Corp.*	96,238
13,400	Hengli Petrochemical Co., Ltd.	43,658
10,092	Hengyi Petrochemical Co., Ltd., Class A	13,516
1,300	Hoshine Silicon Industry Co., Ltd.	21,356
25,000	Huabao International Holdings, Ltd.^	13,840
60,600	Indorama Ventures pcl	84,340
9,200	Jiangsu Eastern Shenghong Co., Ltd., Class A	20,492
6,200	Kingfa Sci & Tech Co., Ltd., Class A	9,519
533	Kumho Petrochemical Co., Ltd.	67,705
226	LG Chem, Ltd.	50,640
1,357	LG Chem, Ltd.	588,408
3,900	Lomon Billions Group Co., Ltd., Class A	14,169
540	Lotte Chemical Corp.	92,767
135,824	Mesaieed Petrochemical Holding Co.	108,472
151,000	Nan Ya Plastics Corp.	489,481
9,868	National Industrialization Co.*	60,492
3,035	National Petrochemical Co.	37,486
14,000	Ningxia Baofeng Energy Group Co., Ltd., Class A	32,624
29,450	Orbia Advance Corp SAB de CV	77,762
81,600	Petronas Chemicals Group Berhad	186,426
4,369	PhosAgro, GDR(a)	4
2,928	PI Industries, Ltd.	108,075
4,453	Pidilite Industries, Ltd.	143,686
832,600	PT Barito Pacific Tbk	52,378
75,400	PTT Global Chemical Public Co., Ltd.	114,504
19,350	Rongsheng Petro Chemical Co., Ltd., Class A	43,351
6,466	SABIK Agri-Nutrients Co.	313,039
8,631	Sahara International Petrochemical Co.	122,937

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
17,307	Sasol, Ltd.*	$419,642
26,296	Saudi Basic Industries Corp.	915,707
4,576	Saudi Industrial Investment Group	42,478
25,640	Saudi Kayan Petrochemical Co.*	153,984
4,940	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	25,235
1,800	Shanghai Putailai New Energy Technology Co., Ltd., Class A	39,523
388	SK Chemicals Co., Ltd.	43,237
380	SK IE Technology Co., Ltd.*	39,105
649	SKC Co., Ltd.	82,037
1,120	Skshu Paint Co., Ltd., Class A	15,613
4,172	Sociedad Quimica y Minera de Chile SA	360,829
3,359	SRF, Ltd.	117,979
14,118	UPL, Ltd.	142,345
7,300	Wanhua Chemical Group Co., Ltd.	92,673
7,713	Yanbu National Petrochemical Co.	137,158
14,800	Zhejiang Longsheng Group Co., Ltd., Class A	25,333

		7,041,620

Commercial Services & Supplies (0.1%):
38,500	China Conch Environment Protection Holdings, Ltd.*	48,168
108,222	China Everbright International, Ltd.	65,245
6,265	Indian Railway Catering & Tourism Corp., Ltd.	63,507
588	S1 Corp.	34,595
2,200	Shanghai M&G Stationery, Inc., Class A	16,905

		228,420

Communications Equipment (0.1%):
17,000	Accton Technology Corp.	131,396
20,500	BYD Electronic International Co., Ltd.	40,898
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	13,306
1,400	Shenzhen Sunway Communication Co., Ltd., Class A	3,949
1,800	Yealink Network Technology Corp., Ltd., Class A	21,995
900	Zhongji Innolight Co., Ltd., Class A	4,470
8,300	ZTE Corp.	30,985
23,800	ZTE Corp., Class H	48,375

		295,374

Construction & Engineering (0.5%):
98,000	China Communications Services Corp., Ltd.	44,251
118,000	China Railway Group, Ltd.	65,960
53,400	China Railway Group, Ltd., Class A	50,644
102,100	China State Construction Engineering Corp., Ltd.	87,176
44,000	China State Construction International Holdings, Ltd.	58,632
1,727	GS Engineering & Construction Corp.	65,743
2,127	Hyundai Engineering & Construction Co., Ltd.	83,591
20,769	Larsen & Toubro, Ltd.	481,560
35,600	Metallurgical Corp. of China, Ltd.	21,005
38,400	Power Construction Corp. of China, Ltd.	43,752
4,331	Samsung Engineering Co., Ltd.*	93,271

		1,095,585

Construction Materials (1.0%):
1,933	ACC, Ltd.	54,646
19,842	Ambuja Cements, Ltd.	77,934

Shares		Value
Common Stocks, continued
Construction Materials, continued
7,700	Anhui Conch Cement Co., Ltd., Class A	$47,694
33,000	Anhui Conch Cement Co., Ltd., Class H	169,131
72,000	Asia Cement Corp.	122,044
25,400	BBMG Corp.	12,217
437,937	Cemex SAB de C.V.*	235,413
8,458	China Jushi Co., Ltd., Class A	20,253
122,000	China National Buildings Material Co., Ltd.	150,762
78,000	China Resources Cement Holdings, Ltd.	64,777
7,494	Grasim Industries, Ltd.	163,788
900	Huaxin Cement Co., Ltd.	2,796
1,017	POSCO Chemical Co., Ltd.	100,312
44,100	PT Indocement Tunggal Prakarsa Tbk	33,045
112,100	PT Semen Indonesia (Persero) Tbk	51,777
298	Shree Cement, Ltd.	94,122
162,374	Taiwan Cement Corp.	282,464
19,200	The Siam Cement Public Co., Ltd.	220,704
3,087	Ultra Tech Cement, Ltd.	267,377

		2,171,256

Consumer Finance (0.6%):
2,667	360 DigiTech, Inc., ADR	41,045
7,885	Bajaj Finance, Ltd.	749,683
12,258	Cholamandalam Investment and Finance Co., Ltd.	115,244
29,000	Krungthai Card pcl	53,395
9,345	Lufax Holding, Ltd., ADR*	52,052
28,300	Muangthai Capital pcl, Class R	44,591
4,134	Muthoot Finance, Ltd.	72,366
4,769	SBI Cards & Payment Services, Ltd.	53,347
6,417	Shriram Transport Finance	95,557
27,700	Srisawad Corp pcl	47,209

		1,324,489

Containers & Packaging (0.1%):
21,248	Klabin SA	107,662
38,400	SCG Packaging pcl	69,623
1,500	Yunnan Energy New Material Co., Ltd.	51,532

		228,817

Diversified Consumer Services (0.1%):
25,000	China Education Group Holdings, Ltd.	21,593
47,798	New Oriental Education & Technology Group, Inc., ADR*	54,968
12,817	TAL Education Group, ADR*	38,579

		115,140

Diversified Financial Services (1.0%):
39,126	Chailease Holding Co., Ltd.	344,376
58,000	Far East Horizon, Ltd.	51,746
145,699	FirstRand, Ltd.	769,742
221,038	Fubon Financial Holdings Co., Ltd.	588,052
4,650	Grupo de Inversiones Suramericana SA	43,960
722	Meritz Financial Group, Inc.	24,152
431,800	Metro Pacific Investments Corp.	31,671
3,371	Piramal Enterprises, Ltd.	96,671
16,878	Remgro, Ltd.	172,804

		2,123,174

Diversified Telecommunication Services (1.6%):
1,192,000	China Tower Corp., Ltd., Class H	133,556
104,000	Chunghwa Telecom Co., Ltd.	461,184

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
100,092	Emirates Telecommunications Group Co. PJSC	$1,006,946
6,670	Hellenic Telecommunications Organization SA (OTE)	120,658
18,250	Indus Towers, Ltd.*	52,903
6,438	LG Uplus Corp.	74,190
34,613	Ooredoo Qsc	67,713
50,779	Operadora de Sites Mexicanos SA de CV	64,653
22,338	Orange Polska SA*	41,979
1,486,900	PT Telekomunikasi Indonesia Tbk	474,256
497,700	Sarana Menara Nusantara Tbk PT	37,029
17,260	Saudi Telecom Co.	493,941
12,522	Telefonica Brasil SA	141,232
37,500	Telekom Malaysia Berhad	43,553
243,500	Tower Bersama Infrastructure Tbk PT	48,559
494,000	True Corp. pcl	76,364

		3,338,716

Electric Utilities (1.0%):
7,799	Adani Transmission, Ltd.*	242,719
4,434	Centrais Eletricas Brasileiras S.A	34,930
9,179	Centrais Eletricas Brasileiras S.A	73,235
4,545	CEZ AS	190,787
35,776	Companhia Energetica de Minas Gerais	114,311
657,720	ENEL Americas SA	79,460
1,011,183	ENEL Chile SA	30,219
6,011	Energisa SA	61,634
32,737	Equatorial Energia SA	187,126
952,130	Inter Rao Ues PJSC(a)	12
15,365	Interconexion Electrica SA ESP	99,094
7,164	Korea Electric Power Corp., Ltd.	132,962
25,730	PGE SA*	55,356
93,408	Power Grid Corp. of India, Ltd.	266,474
4,801	Public Power Corp. SA*	40,208
25,045	Saudi Electricity Co.	177,362
42,224	Tata Power Co., Ltd. (The)	132,723
61,000	Tenega Nasional Berhad	130,603

		2,049,215

Electrical Equipment (0.7%):
4,200	Contemporary Amperex Technology Co., Ltd., Class A	336,537
10,156	Doosan Heavy Industries & Construction Co., Ltd.*	168,863
328	Ecopro BM Co., Ltd.	105,540
3,801	Eve Energy Co., Ltd., Class A	47,759
700	Ginlong Technologies Co., Ltd., Class A	22,918
7,790	Havells India, Ltd.	117,799
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A	33,174
624	LG Energy Solution*	227,583
14,880	Nari Technology Co., Ltd.	73,236
2,900	Sungrow Power Supply Co., Ltd., Class A	48,505
3,200	Sunwoda Electronic Co., Ltd., Class A	13,698
7,200	TBEA Co., Ltd., Class A	22,953
2,000	Voltronic Power Technology Corp.	100,987
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	33,997
12,400	Xinjiang Goldwind Science & Technology Co., Ltd.	18,622

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
3,500	Zhejiang Chint Electrics Co., Ltd., Class A	$21,741
15,800	Zhuzhou CRRC Times Electric Co., Ltd., Class H	61,415

		1,455,327

Electronic Equipment, Instruments & Components (2.8%):
18,500	AAC Technologies Holdings, Inc.	44,418
255,000	AU Optronics Corp.	175,395
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	18,414
8,500	Delta Electronics Thailand pcl	98,599
57,000	Delta Electronics, Inc.	530,347
13,000	E Ink Holdings, Inc.	82,503
9,699	Foxconn Industrial Internet Co., Ltd., Class A	15,487
22,000	Foxconn Technology Co., Ltd.	48,060
8,100	GoerTek, Inc., Class A	43,665
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	21,194
362,000	Hon Hai Precision Industry Co., Ltd.	1,333,897
606	Iljin Materials Co., Ltd.	47,935
48,600	Inari Amertron Berhad	35,182
266,000	Innolux Corp.	154,915
19,500	Kingboard Holdings, Ltd.	94,390
37,500	Kingboard Laminates Holdings, Ltd.	61,488
659	L&F Co., Ltd.	121,435
3,000	Largan Precision Co., Ltd.	196,354
11,400	Lens Technology Co., Ltd., Class A	20,892
7,487	LG Display Co., Ltd.	126,879
404	LG Innotek Co., Ltd.	127,858
4,700	Lingyi iTech Guangdong Co., Class A*	3,757
14,559	Luxshare Precision Industry Co., Ltd.	72,379
540	Maxscend Microelectronics Co., Ltd., Class A	17,791
7,000	Nan Ya Printed Circuit Board Corp.	126,512
1,200	NAURA Technology Group Co., Ltd., Class A	51,344
4,200	OFILM Group Co., Ltd., Class A*	4,709
1,281	Raytron Technology Co., Ltd., Class A	9,077
1,773	Samsung Electro-Mechanics Co., Ltd., Series L	239,369
1,612	Samsung SDI Co., Ltd.	786,664
3,800	Shengyi Technology Co., Ltd., Class A	9,605
1,820	Shennan Circuits Co., Ltd., Class A	25,868
20,800	Sunny Optical Technology Group Co., Ltd.	333,164
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	20,461
41,000	Synnex Technology International Corp.	107,551
14,000	Tianma Microelectronics Co., Ltd., Class A	22,980
35,000	Unimicron Technology Corp.	300,526
6,300	Unisplendour Corp., Ltd., Class A	19,368
1,700	Wingtech Technology Co., Ltd.	21,584
47,960	WPG Holdings, Ltd.	93,665
4,536	Wuhan Guide Infrared Co., Ltd.	12,159
1,650	WUS Printed Circuit Kunshan Co., Ltd., Class A	3,430
12,377	Yageo Corp.	186,076
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	23,855

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
19,000	Zhen Ding Technology Holding, Ltd.	$70,913

		5,962,114

Energy Equipment & Services (0.1%):
48,000	China Oilfield Services, Ltd.	49,018
126,200	Dialog Group Berhad	82,156

		131,174

Entertainment (1.1%):
500,000	Alibaba Pictures Group, Ltd.*	41,200
4,913	Bilibili, Inc., ADR*^	125,675
2,170	CD Projekt SA	89,306
400	G-Bits Network Technology Xiamen Co., Ltd.	22,535
455	HYBE Co., Ltd.*	115,172
9,347	IQIYI, Inc., ADR*^	42,435
870	Kakao Games Corp.*	55,722
28,000	Kingsoft Corp., Ltd.	90,374
603	Krafton, Inc.*	135,341
4,000	Mango Excellent Media Co., Ltd., Class A	19,531
483	Ncsoft Corp.	184,850
60,175	NetEase, Inc.	1,084,856
657	Netmarble Corp.	60,102
810	Pearl Abyss Corp.*	65,974
7,050	Perfect World Co., Ltd., Class A	14,145
20,844	Tencent Music Entertainment Group, ADR*	101,510
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	17,597
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	15,131

		2,281,456

Equity Real Estate Investment Trusts (0.1%):
96,015	Fibra UNO Amdinistracion SA	112,496
111,747	Growthpoint Properties, Ltd.	112,574

		225,070

Food & Staples Retailing (1.3%):
1,612	Abdullah Al Othaim Markets Co.	50,186
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	65,914
4,988	Avenue Supermarts, Ltd.*	261,994
27,700	Berli Jucker pcl	29,932
157	BGF Retail Co., Ltd.	22,565
10,042	Bid Corp., Ltd.^	218,501
12,876	BIM Birlesik Magazalar AS	74,310
41,302	Cencosud SA	81,412
7,085	Clicks Group, Ltd.	150,191
166,700	CP All pcl	324,561
1,473	Dino Polska SA*	117,876
631	E-Mart Co., Ltd.	73,044
10,020	Magnit PJSC, GDR(a)	10
16,000	President Chain Store Corp.	146,674
32,016	Raia Drogasil SA	161,011
14,686	Shoprite Holdings, Ltd.	237,113
78,500	Sun Art Retail Group, Ltd.	28,408
5,844	The Spar Group, Ltd.	67,767
152,530	Wal-Mart de Mexico SAB de C.V.	628,329
3,565	X5 Retail Group NV, GDR(a)	4
1,456	Yifeng Pharmacy Chain Co., Ltd., Class A	9,160
25,700	Yonghui Superstores Co., Ltd.	17,089

		2,766,051

Food Products (1.8%):
4,930	Almarai Co. JSC	67,124

Shares		Value
Common Stocks, continued
Food Products, continued
7,000	Beijing Dabeinong Technology Group Co., Ltd.	$9,567
21,374	BRF SA*	83,470
2,902	Britannia Industries, Ltd.	122,419
107,900	Charoen Pokphand Foods Public Co., Ltd.	78,002
110,000	China Feihe, Ltd.	108,338
274,400	China Huishan Dairy Holdings Co., Ltd.*	—
86,000	China Mengniu Dairy Co., Ltd.	461,819
245	CJ CheilJedang Corp.	74,295
75,500	Dali Foods Group Co., Ltd.	39,470
7,228	Foshan Haitian Flavouring & Food Co., Ltd.	99,394
700	Fu Jian Anjoy Foods Co., Ltd., Class A	12,115
5,255	Gruma, SAB de C.V., Class B	66,102
45,487	Grupo Bimbo SAB de C.V., Series A, Class A	137,377
3,800	Guangdong Haid Group Co., Ltd., Class A	32,769
5,400	Henan Shuanghui Investment & Development Co., Ltd.	24,714
10,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	59,228
90,500	IOI Corp. Berhad	88,577
22,213	JBS SA	173,726
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A	3,767
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	6,629
700	Juewei Food Co., Ltd., Class A	4,636
12,600	Kuala Lumpur Kepong Berhad	75,538
9,772	Muyuan Foodstuff Co., Ltd.	87,137
1,031	Nestle India, Ltd.	235,821
2,000	Nestle Malaysia Bhd	63,535
10,600	New Hope Liuhe Co., Ltd., Class A*	28,270
721	Orion Corp./ Republic of Korea	52,607
20,980	PPB Group Berhad	85,220
213,700	PT Charoen Pokphand Indonesia Tbk	84,049
76,600	PT Indofood CBP Sukses Makmur Tbk	39,139
127,500	PT Indofood Sukses Makmur Tbk	52,786
32,650	QL Resources Berhad	38,987
37,200	Sime Darby Plantation Bhd	43,949
18,076	Tata Consumer Products, Ltd.	184,642
56,100	Thai Union Frozen Products pcl	31,814
9,830	The Savola Group	95,392
3,980	Tiger Brands, Ltd.	44,068
70,000	Tingyi (Caymen Is) Holding Corp.	117,403
6,800	Tongwei Co., Ltd., Class A	45,348
43,000	Uni-President China Holdings, Ltd.	37,411
137,000	Uni-President Enterprises Corp.	312,880
32,810	Universal Robina Corp.	76,566
163,000	Want Want China Holdings, Ltd.	150,462
13,060	Wens Foodstuffs Group Co., Ltd.	45,302
16,000	Yihai International Holding, Ltd.	45,636
2,600	Yihai Kerry Arawana Holdings Co., Ltd., Class A	20,230

		3,847,730

Gas Utilities (0.6%):
7,360	Adani Total Gas, Ltd.	207,981
18,500	Beijing Enterprises Holdings, Ltd.	58,486
93,800	China Gas Holdings, Ltd.	119,767
32,000	China Resources Gas Group, Ltd.	135,347

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
23,200	ENN Energy Holdings, Ltd.	$345,762
40,303	GAIL India, Ltd.	82,477
8,251	Indraprastha Gas, Ltd.	40,375
124,000	Kunlun Energy Co., Ltd.	107,341
25,200	Petronas Gas Berhad	99,917

		1,197,453

Health Care Equipment & Supplies (0.2%):
1,430	Autobio Diagnostics Co., Ltd., Class A	10,827
54,400	Hartalega Holdings Berhad	62,759
2,280	Jafron Biomedical Co., Ltd., Class A	16,257
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	3,936
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	24,410
20,000	Microport Scientific Corp.	45,037
1,680	Ovctek China, Inc., Class A	9,610
548	SD Biosensor, Inc.	25,272
72,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	76,742
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	101,391
22,000	Sri Trang Gloves Thailand pcl	16,645
155,200	Top Glove Corp. Berhad	71,093
7,000	Venus MedTech Hangzhou, Inc., Class H*	14,401

		478,380

Health Care Providers & Services (0.7%):
12,464	Aier Eye Hospital Group Co., Ltd., Class A	61,414
3,000	Apollo Hospitals Enterprise, Ltd.	177,685
301,500	Bangkok Dusit Medical Services Public Co., Ltd.	226,124
13,700	Bumrungrad Hospital pcl	64,508
2,641	Celltrion Healthcare Co., Ltd.	140,734
1,270	Dr Sulaiman Al Habib Medical Services Group Co.	64,387
1,400	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	16,161
125,780	Hapvida Participacoes e Investimentos SA	312,845
3,300	Huadong Medicine Co., Ltd., Class A	17,261
9,200	Hygeia Healthcare Holdings Co., Ltd.	35,743
60,100	IHH Healthcare Berhad	88,278
46,000	Jinxin Fertility Group, Ltd.*^	35,130
600	Jointown Pharmaceutical Group Co., Ltd.	1,256
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	14,154
1,233	Mouwasat Medical Services Co.	69,616
9,527	Rede D’Or Sao Luiz SA	99,867
25,500	Shanghai Pharmaceuticals Holding Co., Ltd.	48,996
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	7,300
34,400	Sinopharm Group Co., Series H	78,242
700	Topchoice Medical Corp., Class A*	15,736

		1,575,437

Health Care Technology (0.1%):
130,000	Alibaba Health Information Technology, Ltd.*	83,550
14,300	Ping An Healthcare and Technology Co., Ltd.*	37,296

Shares		Value
Common Stocks, continued
Health Care Technology, continued
1,090	Winning Health Technology Group Co., Ltd.	$1,608

		122,454

Hotels, Restaurants & Leisure (0.7%):
231,900	Asset World Corp. pcl*	35,452
3,600	China International Travel Service Corp., Ltd., Class A	92,431
67,600	Genting Berhard	75,041
86,800	Genting Malaysia Berhad	61,325
33,000	Haidilao International Holding, Ltd.^	64,121
5,524	Huazhu Group, Ltd., ADR	182,237
20,000	Jiumaojiu International Holdings, Ltd.	42,612
15,230	Jollibee Foods Corp.	66,105
2,350	Jubilant Foodworks, Ltd.	80,984
2,483	Kangwon Land, Inc.*	56,682
101,900	Minor International pcl*	101,880
7,104	OPAP SA	103,333
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	29,283
6,660	Songcheng Performance Development Co., Ltd., Class A	13,700
12,743	Yum China Holdings, Inc.	529,344

		1,534,530

Household Durables (0.4%):
700	Ecovacs Robotics Co., Ltd., Class A	11,888
66,800	Haier Smart Home Co., Ltd., Class H	216,039
3,220	LG Electronics, Inc.	317,801
5,000	Nien Made Enterprise Co., Ltd.	58,314
1,400	Oppein Home Group, Inc., Class A	25,803
11,900	Qingdao Haier Co., Ltd.	43,030
28,400	TCL Corp., Class A	21,821
1,893	Woongjin Coway Co., Ltd.	106,729
1,600	Zhejiang Supor Co., Ltd., Class A	12,586

		814,011

Household Products (0.4%):
23,740	Hindustan Unilever, Ltd.	639,396
38,309	Kimberl- Clark de Mexico SAB de C.V.	53,900
189,400	PT Unilever Indonesia Tbk	48,196
15,000	Vinda International Holdings, Ltd.^	33,831

		775,323

Independent Power and Renewable Electricity Producers (0.9%):
186,900	AC Energy Corp.	31,479
11,994	Adani Green Energy, Ltd.*	301,249
26,100	B Grimm Power pcl	27,560
213,000	Cgn Power Co., Ltd., Class H	55,583
106,000	China Longyuan Power Group Corp.	240,290
41,500	China National Nuclear Power Co., Ltd.	52,777
136,000	China Power International Develpoment, Ltd.	71,728
58,000	China Resources Power Holdings Co.	108,080
38,500	China Three Gorges Renewables Group Co., Ltd.	37,067
40,400	China Yangtze Power Co., Ltd.	139,630
2,400	Electricity Genera pcl	12,236
43,600	Energy Absolute Public Co., Ltd.	127,818
7,616	Engie Brasil Energia SA	69,180
25,400	Global Power Synergy pcl	54,931
87,800	Gulf Energy Development pcl, Class R	134,765
13,900	Huadian Power International Corp, Ltd., Class A	7,726

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
126,000	Huaneng Power International, Inc., Class H	$53,614
139,773	NTPC, Ltd.	248,180
16,900	Ratch Group pcl	22,331
20,900	SDIC Power Holdings Co., Ltd., Class A	30,721
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	36,977

		1,863,922

Industrial Conglomerates (1.0%):
58,230	Aboitiz Equity Ventures, Inc.	66,953
88,657	Alfa SAB de CV, Class A	67,363
8,220	Ayala Corp.	130,667
7,824	Bidvest Group, Ltd.^	119,549
176,000	Citic, Ltd.	195,057
403	CJ Corp.	27,954
68,000	Far Eastern New Century Corp.	71,998
86,500	Fosun International, Ltd.	93,696
15,971	Grupo Carso SAB de C.V.	59,759
2,295	GT Capital Holdings, Inc.	24,422
15,300	Hap Seng Consolidated Berhad	27,192
44,815	Industries Qatar Q.S.C.	233,279
101,484	JG Summit Holdings, Inc.	120,094
20,331	KOC Holdings AS	54,666
2,559	LG Corp.	160,674
2,613	Samsung C&T Corp.	244,433
2,872	Siemens, Ltd.	89,291
62,100	Sime Darby Berhad	35,418
967	SK, Inc.	192,145
7,815	SM Investments Corp.	136,963
31,448	Turkiye Sise ve Cam Fabrikalari AS	32,448

		2,184,021

Insurance (2.5%):
1,153	Bajaj Finserv, Ltd.	256,182
17,305	BB Seguridade Participacoes SA	92,918
1,686	Bupa Arabia For Cooperative Insurance Co.	80,228
242,137	Cathay Financial Holding Co., Ltd.	543,137
6,100	China Life Insurance Co., Ltd.	25,124
204,000	China Life Insurance Co., Ltd.	311,342
13,000	China Pacific Insurance Group Co., Ltd., Class A	46,847
75,600	China Pacific Insurance Group Co., Ltd., Class H	183,603
49,200	China Taiping Insurance Holdings Co., Ltd.	59,945
1,303	DB Insurance Co., Ltd.	74,932
13,781	Discovery, Ltd.*	171,227
22,395	HDFC Life Insurance Co., Ltd.	158,357
6,280	ICICI Lombard General Insurance Co., Ltd.	109,746
9,176	ICICI Prudential Life Insurance Co., Ltd.	60,268
887	Meritz Fire & Marine Insurance Co., Ltd.	34,624
27,000	New China Life Insurance Co., Ltd.	75,140
4,500	New China Life Insurance Co., Ltd., Class A	24,953
145,915	Old Mutual, Ltd.	136,833
28,100	People’s Insurance Co. Group of China, Ltd. (The)	20,220
178,000	People’s Insurance Co. Group of China, Ltd. (The)	58,236
202,000	Picc Property & Casuality Co., Ltd., Class H	206,123

Shares		Value
Common Stocks, continued
Insurance, continued
185,500	Ping An Insurance Group Co. of China, Ltd.	$1,308,860
20,800	Ping An Insurance Group Co. of China, Ltd.	157,375
17,119	Powszechny Zaklad Ubezpieczen SA	137,246
26,923	Rand Merchant Investment Holdings, Ltd.	96,256
972	Samsung Fire & Marine Insurance Co., Ltd.	174,895
1,838	Samsung Life Insurance Co., Ltd.	99,593
52,992	Sanlam, Ltd.	260,633
14,052	SBI Life Insurance Co., Ltd.	207,176
320,614	Shin Kong Financial Holdings Co., Ltd.	120,201
2,914	The Co. for Cooperative Insurance	55,898
16,500	Zhongan Online P&c Insurance Co., Ltd.*	55,766

		5,403,884

Interactive Media & Services (5.2%):
1,931	Autohome, Inc., ADR	58,722
8,252	Baidu, Inc., ADR*	1,091,739
4,088	Hello Group, Inc., ADR	23,629
2,379	Info Edge India, Ltd.	140,750
1,413	JOYY, Inc., ADR	51,899
9,048	Kakao Corp.	785,909
1,037	Kanzhun, Ltd., ADR*	25,832
3,651	NAVER Corp.	1,021,031
168,400	Tencent Holdings, Ltd.	7,944,639
3,760	VK Co., Ltd., GDR*(a)	—
1,711	Weibo Corp., ADR*	41,937
9,068	Yandex NV, Class A*(a)	—

		11,186,087

Internet & Direct Marketing Retail (5.4%):
443,472	Alibaba Group Holding, Ltd.*	6,070,159
10,438	Allegro.eu SA*	86,911
13,210	Americanas SA	90,605
320	CJ ENM Co., Ltd.	34,392
1,842	Dada Nexus, Ltd., ADR*	16,818
88,000	HengTen Networks Group, Ltd.*	23,626
59,650	JD Com, Inc.*	1,747,086
9,050	JD Health International, Inc.*	55,068
119,600	Meituan*	2,356,882
1,000	momo.com, Inc.	32,521
965	Ozon Holdings plc, ADR*(a)	—
321	Ozon Holdings plc, ADR*(a)	—
13,029	Pinduoduo, Inc., ADR*	522,593
31,200	Tongcheng Travel Holdings, Ltd.*	55,334
14,928	Trip.com Group, Ltd., ADR*	345,135
14,042	Vipshop Holdings, Ltd., ADR*	126,378
36,888	Zomato, Ltd.*	39,515

		11,603,023

IT Services (2.6%):
6,000	Beijing Sinnet Technology Co., Ltd.	12,438
68,000	Chinasoft International, Ltd.	56,006
2,575	Chindata Group Holdings, Ltd., ADR*	16,274
9,100	DHC Software Co., Ltd., Class A	10,124
2,787	GDS Holdings, Ltd., ADR*^	109,390
32,137	HCL Technologies, Ltd.	490,747
98,270	Infosys, Ltd.	2,457,658
1,744	Kingsoft Cloud Holdings, Ltd., ADR*	10,586
1,779	Larsen & Toubro Infotech, Ltd.	143,700
1,858	Mindtree, Ltd.	104,646
2,194	Mphasis Ltd.	97,267
1,016	Samsung SDS Co., Ltd.	115,482
27,248	Tata Consultancy Services, Ltd.	1,340,147

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
18,304	Tech Mahindra, Ltd.	$360,789
25,000	Travelsky Technology, Ltd., Series H	35,850
39,340	Wipro, Ltd.	306,815

		5,667,919

Leisure Products (0.1%):
8,000	Giant Manufacturing Co., Ltd.	72,337
2,720	HLB, Inc.*	68,296

		140,633

Life Sciences Tools & Services (0.9%):
4,021	Divi’s Laboratories, Ltd.	232,805
36,000	Genscript Biotech Corp.*	113,363
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	30,332
3,100	Hangzhou Tigermed Consulting Co., Ltd., Class H	37,354
1,200	Joinn Laboratories China Co., Ltd., Class A	21,626
2,100	Pharmaron Beijing Co., Ltd., Class A	38,813
3,200	Pharmaron Beijing Co., Ltd., Class H	38,672
488	Samsung Biologics Co., Ltd.*	331,862
5,208	WuXi AppTec Co., Ltd., Class A	91,428
10,536	WuXi AppTec Co., Ltd., Class H	164,797
106,000	Wuxi Biologics Cayman, Inc.*	859,928

		1,960,980

Machinery (0.7%):
4,185	AirTac International Group	134,971
51,000	China Conch Venture Holdings, Ltd.	149,154
7,100	China CSSC Holdings, Ltd., Class A	19,291
45,100	CRRC Corp., Ltd., Class A	38,297
1,481	Doosan Bobcat, Inc.	47,048
23,000	Haitian International Holdings, Ltd.	59,514
9,394	Hiwin Technologies Corp.	78,308
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	25,372
1,191	Korea Shipbuilding & Offshore*	87,001
4,400	Riyue Heavy Industry Co., Ltd., Class A	14,280
19,664	Samsung Heavy Industries Co., Ltd., Class R*	91,420
36,000	Sany Heavy Equipment International Holdings Co., Ltd.	37,504
15,600	Sany Heavy Industry Co., Ltd.	42,837
4,050	Shenzhen Inovance Technology Co., Ltd.	36,252
26,000	Sinotruk Hong Kong, Ltd.	39,545
51,440	WEG SA	376,807
15,600	Weichai Power Co., Ltd., Class A	32,686
58,000	Weichai Power Co., Ltd., Class H	91,173
2,720	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	24,928
30,200	XCMG Construction Machinery Co., Ltd.	24,463
1,400	Zhejiang Dingli Machinery Co., Ltd., Class A	9,864
14,560	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	37,917
14,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	15,450
47,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	30,141

		1,544,223

Marine (0.6%):
92,950	COSCO SHIPPING Holdings Co., Ltd.*	160,963

Shares		Value
Common Stocks, continued
Marine, continued
26,260	COSCO SHIPPING Holdings Co., Ltd., Class A*	$63,516
75,835	Evergreen Marine Corp., Ltd.	354,726
8,078	HMM Co., Ltd.	193,150
36,500	MISC Berhad	63,702
6,819	Pan Ocean Co., Ltd.	39,127
18,700	Wan Hai Lines, Ltd.	102,614
49,000	Yang Ming Marine Transport Corp.*	211,211

		1,189,009

Media (0.6%):
2,304	Cheil Worldwide, Inc.	44,642
12,600	China Literature, Ltd.*	52,127
6,903	Cyfrowy Polsat SA	45,311
37,199	Focus Media Information Technology Co., Ltd., Class A	35,580
74,210	Grupo Televisa SAB	174,493
13,500	Kuaishou Technology*	125,701
5,875	Megacable Holdings SAB de C.V.	17,705
11,118	MultiChoice Group, Ltd.	99,958
6,309	Naspers, Ltd.	714,642
806	Saudi Research Media Group*	54,117

		1,364,276

Metals & Mining (4.6%):
3,562	African Rainbow Minerals, Ltd.^	69,713
77,337	Alrosa PAO(a)	1
116,000	Aluminum Corp. of China, Ltd.*	67,515
271,200	Aneka Tambang Tbk	45,933
1,698	Anglo American Platinum, Ltd.	233,290
11,940	AngloGold Ashanti, Ltd.	284,024
30,300	Baoshan Iron & Steel Co., Ltd., Class A	32,163
72,000	China Hongqiao Group, Ltd.	95,514
58,500	China Molybdenum Co., Ltd., Class A	47,792
87,000	China Molybdenum Co., Ltd., Class H	45,076
7,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	43,588
350,000	China Steel Corp.	473,452
6,579	Cia de Minas Buenaventura SA, ADR*	66,251
22,695	Companhia Siderurgica Nacional SA (CSN)	124,099
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	91,887
2,000	Ganfeng Lithium Co., Ltd.	39,372
7,800	Ganfeng Lithium Co., Ltd., Class H	110,463
13,600	GEM Co., Ltd., Class A	17,887
26,426	Gold Fields	409,695
94,185	Grupo Mexico SAB de C.V., Series B, Class B	563,599
17,328	Harmony Gold Mining Co., Ltd.	87,161
45,945	Hindalco Industries, Ltd.	342,483
3,115	Hyundai Steel Co.	105,694
24,831	Impala Platinum Holdings, Ltd.	382,253
4,401	Industrias Penoles SAB de C.V.	55,612
88,300	Inner Mongolia Baotou Steel Union Co., Ltd.*	30,898
34,000	Jiangxi Copper Co., Ltd.	56,722
6,400	Jiangxi Copper Co., Ltd., Class A	19,347
25,004	JSW Steel, Ltd.	240,814
3,845	KGHM Polska Miedz SA	156,568
245	Korea Zinc Co.	117,980
1,769	Kumba Iron Ore, Ltd.	78,392
235,200	Merdeka Copper Gold Tbk PT*	74,224
1,857	MMC Norilsk Nickel PJSC(a)	—

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
76,000	MMG, Ltd.*	$30,494
10,071	Northam Platinum Holdings, Ltd.*	150,505
42,350	Novolipetsk Steel PJSC(a)	—
10,301	Polymetal International plc(a)	—
1,026	Polyus PJSC(a)	—
2,151	POSCO	516,672
92,000	Press Metal Aluminium Holdings Bhd	135,675
13,029	Saudi Arabian Mining Co.*	463,918
6,613	Severstal	7
8,120	Shandong Gold Mining Co., Ltd.	27,425
14,000	Shandong Gold Mining Co., Ltd., Class H^	27,892
39,100	Shandong Nanshan Aluminum Co., Ltd., Class A	24,845
14,400	Shanxi Meijin Energy Co., Ltd., Class A*	28,879
6,600	Shenghe Resources Holding Co., Ltd., Class A	17,514
77,036	Sibanye Stillwater, Ltd.^	313,070
2,541	Southern Copper Corp.	192,862
19,645	Tata Steel, Ltd.	336,876
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	19,074
84,297	United Co. RUSAL International PJSC*(a)	1
120,964	Vale SA	2,429,292
32,931	Vedanta, Ltd.	174,429
5,040	Yintai Gold Co., Ltd.	7,424
2,600	Zhejiang Huayou Cobalt Co., Ltd., Class A	39,889
38,700	Zijin Mining Group Co., Ltd.	68,428
172,000	Zijin Mining Group Co., Ltd.	263,377

		9,878,010

Multiline Retail (0.3%):
72,375	Central Retail Corp. pcl	86,095
28,913	Lojas Renner SA	167,029
218	Lotte Shopping Co., Ltd.	17,160
84,931	Magazine Luiza SA	121,679
22,077	S.A.C.I. Falabella	70,607
6,235	Trent, Ltd.	104,224
30,415	Woolworths Holdings, Ltd.	119,985

		686,779

Multi-Utilities (0.0%†):
16,879	Qatar Electricity & Water Co.	84,755

Oil, Gas & Consumable Fuels (4.7%):
24,317	Bharat Pertoleum Corp., Ltd.	114,894
45,000	China Coal Energy Co., Ltd., Class H	33,659
34,000	China Petroleum & Chemical Corp., Class A	23,128
708,000	China Petroleum & Chemical Corp., Class H	354,026
10,100	China Shenhua Energy Co., Ltd.	47,318
104,500	China Shenhua Energy Co., Ltd.	333,337
45,000	China Suntien Green Energy Corp., Ltd., Class H	25,297
38,180	Coal India, Ltd.	91,961
30,707	Cosan sa industria e Comercio	152,558
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	8,531
143,502	Ecopetrol SA	134,749
9,515	Empresas Copec SA	78,651
7,210	Exxaro Resources, Ltd.	108,728
31,000	Formosa Petrochemical Corp.	101,904
354,974	Gazprom PJSC(a)	4
1,948	GS Holdings	70,344

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
22,086	Hindustan Petroleum Corp., Ltd.	$78,256
1,660	Hyundai Heavy Industries Holdings Co., Ltd.	73,372
49,568	Indian Oil Corp., Ltd.	77,540
12,219	LUKOIL PJSC(a)	—
13,557	MOL Hungarian Oil And Gas plc	119,806
2,722	Novatek PJSC, GDR(a)	3
75,771	Oil & Natural Gas Corp., Ltd.	163,181
13,714	Petro Rio SA*	68,594
45,900	PetroChina Co., Ltd., Class A	39,789
614,000	PetroChina Co., Ltd., Class H	314,442
142,673	Petroleo Brasileiro SA	1,002,544
111,135	Petroleo Brasileiro SA	822,721
11,400	Petronas Dagangan Berhad	55,262
21,431	Petronet LNG, Ltd.	54,579
8,883	Polski Koncern Naftowy Orlen SA	160,048
49,036	Polskie Gornictwo Naftowe i Gazownictwo SA	72,356
427,800	PT Adaro Energy Tbk	80,138
58,000	PT United Tractors Tbk	103,017
40,500	PTT Exploration & Production pcl	175,172
290,200	PTT pcl	334,717
14,235	Qatar Fuel QSC	69,881
46,623	Qatar Gas Transport Co., Ltd.	45,816
7,029	Rabigh Refining & Petrochemical Co.*	52,742
83,376	Reliance Industries, Ltd.	2,886,026
34,912	Rosneft Oil Co. PJSC(a)	—
60,509	Saudi Arabian Oil Co.	694,570
26,100	Shaanxi Coal Industry Co., Ltd.	67,561
1,485	SK Innovation Co., Ltd.	259,937
1,367	S-Oil Corp.	108,392
171,452	Surgutneftegas PJSC(a)	2
199,091	Surgutneftegas Prefernce(a)	2
43,241	Tatneft PJSC(a)	—
34,500	Thai Oil Public Co., Ltd.	53,512
4,521	Tupras-Turkiye Petrol Rafine*	66,075
21,910	Ultrapar Participacoes SA	65,127
50,000	Yankuang Energy Group Co., Ltd.^	147,761

		9,992,030

Paper & Forest Products (0.2%):
33,569	Empresas CMPC SA	62,199
43,000	Lee & Man Paper Manufacturing, Ltd.	22,368
49,000	Nine Dragons Paper Holdings, Ltd.	42,603
85,700	PT Indah Kiat Pulp & Paper Corp Tbk	47,128
23,305	Suzano SA	269,998

		444,296

Personal Products (0.5%):
1,041	Amorepacific Corp.	136,682
863	Amorepacific Group	31,106
3,754	Colgate-Palmolive India, Ltd.	76,295
16,996	Dabur India, Ltd.	119,898
11,217	Godrej Consumer Products, Ltd.*	110,274
22,000	Hengan International Group Co., Ltd.	101,558
273	LG Household & Health Care, Ltd.	191,791
60	LG Household & Health Care, Ltd.	24,993
16,791	Marico, Ltd.	111,148
24,589	Natura & Co. Holding SA*	134,559

		1,038,304

Pharmaceuticals (1.3%):
10,803	Aspen Pharmacare Holdings, Ltd.	146,310
500	Asymchem Laboratories Tianjin Co., Ltd., Class A	28,799
8,967	Aurobindo Pharma, Ltd.	78,923
900	Betta Pharmaceuticals Co., Ltd.	7,916

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
2,400	CanSino Biologics, Inc., Class H*^	$38,397
534	Celltrion Pharm, Inc.*	42,724
800	Changchun High & New Technology Industry Group, Inc., Class A	21,102
43,000	China Medical System Holdings, Ltd.	67,305
266,000	China Pharmaceutical Enterprise & Investment Corp.	305,040
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	52,146
14,918	Cipla, Ltd.	199,827
3,142	Dr Reddy’s Laboratories, Ltd.	177,430
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	14,287
185	Hanmi Pharm Co., Ltd.	41,694
36,000	Hansoh Pharmaceutical Group Co., Ltd.	59,946
2,402	Hutchison China MediTech, Ltd., ADR*	45,446
10,611	Hypera SA	86,287
10,927	Jiangsu Hengrui Medicine Co., Ltd.	63,259
5,585	Lupin, Ltd.	54,795
2,704	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	13,261
7,000	Oneness Biotech Co., Ltd.*	52,142
658,200	PT Kalbe Farma Tbk	73,796
3,821	Richter Gedeon Nyrt	80,698
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	82,819
3,300	Shanghai Fosun Pharmaceutical Group Co., Ltd.	27,708
6,720	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	35,466
330,750	Sino Biopharmaceutical, Ltd.	205,180
798	SK Biopharmaceuticals Co., Ltd.*	58,683
23,631	Sun Pharmaceutical Industries, Ltd.	284,560
1,214	Torrent Pharmaceuticals, Ltd.	44,556
1,667	Yuhan Corp.	80,041
2,200	Yunnan Baiyao Group Co., Ltd.	28,328
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	64,608
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.	21,128
4,320	Zhejiang NHU Co., Ltd., Class A	21,516
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	3,050

		2,709,173

Professional Services (0.0%†):
744	51job, Inc., ADR*	43,561

Real Estate Management & Development (2.0%):
50,000	Agile Group Holdings, Ltd.^	25,202
126,385	Aldar Properties PJSC	169,127
11,500	A-Living Services Co., Ltd., Class H	15,996
238,800	Ayala Land, Inc.	161,463
78,422	Barwa Real Estate Co.	75,225
58,200	Central Pattana pcl	102,679
60,000	China Everbright Environment Group, Ltd.	12,639
166,000	China Jinmao Holdings Group, Ltd.	48,947
13,300	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	31,763
115,500	China Overseas Land & Investment, Ltd.	344,067
55,000	China Overseas Property Holdings, Ltd.	65,120
94,000	China Resources Land, Ltd.	435,731

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
14,200	China Resources Mixc Lifestyle Services, Ltd.	$69,854
18,800	China Vanke Co., Ltd., Class A	56,118
50,600	China Vanke Co., Ltd., Class H	113,857
20,000	CIFI Ever Sunshine Services Group, Ltd.*	26,844
113,400	CIFI Holdings Group Co., Ltd.	66,359
231,000	Country Garden Holdings Co., Ltd.	176,116
55,000	Country Garden Services Holdings Co., Ltd.	233,718
14,300	Dar Al Arkan Real Estate Development Co.*	41,569
17,411	DLF, Ltd.	86,735
9,596	Emaar Economic City*	29,826
115,979	Emaar Properties PJSC	188,536
6,000	Future Land Holdings Co., Ltd.	30,050
10,300	Gemdale Corp., Class A	23,168
3,334	Godrej Properties, Ltd.*	73,019
18,585	Greenland Holdings Corp., Ltd.	15,761
22,000	Greentown China Holdings, Ltd.	39,856
44,000	Greentown Service Group Co., Ltd.	43,974
48,400	Guangzhou R&F Properties Co., Ltd., Class H^	17,090
22,000	Hopson Development Holdings, Ltd.^	41,610
12,500	Jinke Properties Group Co., Ltd., Class A	9,665
11,029	KE Holdings, Inc., ADR*	136,429
51,000	KWG Group Holdings, Ltd.	20,907
227,100	Land & Houses Public Co., Ltd.	64,792
43,000	Logan Property Holdings Co., Ltd.	12,142
56,000	Longfor Group Holdings, Ltd.	285,782
14,252	Mabanee Co KPSC	43,059
13,626	NEPI Rockcastle plc	90,329
30,600	Poly Real Estate Group Co., Ltd., Class A	85,231
41,000	Powerlong Real Estate Holdings, Ltd.	10,757
30,984	Ruentex Development Co., Ltd.	85,519
62,000	Seazen Group, Ltd.	33,114
44,500	Shanghai Lujiazue	41,609
42,000	Shimao Property Holdings, Ltd.^	23,700
17,000	Shimao Services Holdings, Ltd.	9,037
294,200	SM Prime Holdings, Inc.	214,769
81,000	Sunac China Holdings, Ltd.	47,361
18,000	Sunac Services Holdings, Ltd.	11,028
43,000	The Wharf Holdings, Ltd.	130,743
37,600	Yuexiu Property Co., Ltd.	37,276

		4,255,268

Road & Rail (0.3%):
93,700	Beijing-Shanghai High Speed Railway Co., Ltd., Class A	70,359
303,300	BTS Group Holdings pcl	83,644
235	CJ Logistics Corp.*	25,030
7,427	Container Corp. of India, Ltd.	65,580
3,174	DiDi Global, Inc., ADR*	7,935
16,052	Localiza Rent a Car SA	206,033
36,591	Rumo SA*	142,588

		601,169

Semiconductors & Semiconductor Equipment (10.0%):
885	Advanced Micro-Fabrication Equipment, Inc., Class A*	16,139
98,465	ASE Technology Holding Co., Ltd.	351,286
1,000	ASMedia Technology, Inc.	67,225
1,694	Daqo New Energy Corp., ADR*	69,996
2,000	eMemory Technology, Inc.	127,327

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
17,000	Flat Glass Group Co., Ltd., Class H^	$65,424
36,500	GCL System Integration Technology Co., Ltd.*	20,596
756	Gigadevice Semiconductor Beijing, Inc., Class A	16,669
6,000	Globalwafers Co., Ltd.	139,449
2,280	Hangzhou First Applied Material Co., Ltd., Class A	40,408
2,000	Hangzhou Silan Microelectronics Co., Ltd., Class A	15,184
14,000	Hua Hong Semiconductor, Ltd.*	59,062
1,000	Ingenic Semiconductor Co., Ltd., Class A	14,308
3,000	JA Solar Technology Co., Ltd., Class A	37,062
5,300	JCET Group Co., Ltd., Class A	20,449
10,920	Longi Green Energy Technology Co., Ltd.	123,262
44,000	MediaTek, Inc.	1,372,182
38,000	Nanya Technology Corp.	90,998
4,972	National Silicon Industry Group Co., Ltd., Class A*	17,056
16,000	Novatek Microelectronics Corp.	236,210
2,000	Parade Technologies, Ltd.	125,041
14,000	Realtek Semiconductor Corp.	208,686
600	SG Micro Corp., Class A	30,654
1,400	Shenzhen Goodix Technology Co., Ltd., Class A	15,605
800	Shenzhen SC New Energy Technology Corp., Class A	9,212
2,000	Silergy Corp.	235,628
15,910	SK Hynix, Inc.	1,523,142
2,914	SK Square Co., Ltd.*	134,777
400	StarPower Semiconductor, Ltd., Class A	24,178
720,000	Taiwan Semiconductor Manufacturing Co., Ltd.	14,888,970
7,000	Tianjin Zhonghuan Semiconductor Co., Ltd.	46,796
10,600	Tianshui Huatian Technology Co., Ltd., Class A	17,481
2,478	Trina Solar Co., Ltd.	22,901
400	Unigroup Guoxin Microelectronics Co., Ltd., Class A	12,866
348,000	United Microelectronics Corp.	642,814
28,000	Vanguard International Semiconductor Corp.	120,651
1,900	Will Semiconductor, Ltd., Class A	57,207
10,000	Win Semiconductors Corp.	92,593
84,000	Winbond Electronics Corp.	90,444
152,000	Xinyi Solar Holdings, Ltd.	267,104
2,500	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	23,455

		21,490,497

Software (0.3%):
8,800	360 Security Technology, Inc., Class A*	13,799
476	Beijing Kingsoft Office Software, Inc., Class A	13,995
1,400	Beijing Shiji Information Technology Co., Ltd., Class A	4,361
2,730	Hundsun Technologies, Inc.	19,069
4,600	Iflytek Co., Ltd.	33,624
84,000	Kingdee International Software Group Co., Ltd.*	185,372

Shares		Value
Common Stocks, continued
Software, continued
12,000	Ming Yuan Cloud Group Holdings, Ltd.^	$16,393
13,100	NavInfo Co., Ltd.*	28,733
700	Sangfor Technologies, Inc., Class A	12,269
4,420	Shanghai Baosight Software Co., Ltd.	33,806
15,698	TOTVS SA	119,970
51,000	Weimob, Inc.*^	33,234
7,150	Yonyou Network Technology Co., Ltd.	25,695

		540,320

Specialty Retail (0.6%):
69,603	Abu Dhabi National Oil Co. for Distribution PJSC	79,513
18,000	China Meidong Auto Holdings, Ltd.	68,327
2,316	FF Group*	26
435,000	GOME Retail Holdings, Ltd.*^	27,005
172,900	Home Product Center Public Co., Ltd.	82,355
9,000	Hotai Motor Co., Ltd.	186,731
919	Hotel Shilla Co., Ltd.	61,214
1,757	Jarir Marketing Co.	92,232
3,482	Jumbo SA	51,855
7,531	Mr Price Group, Ltd.	111,221
23,324	Pepkor Holdings, Ltd.	36,946
80,700	PTT Oil & Retail Business pcl, Class R	60,493
17,100	Suning.com Co., Ltd., Class A*	9,297
45,000	Topsports International Holdings, Ltd.	37,435
27,899	Vibra Energia SA	137,025
20,000	Zhongsheng Group Holdings, Ltd.	140,828

		1,182,503

Technology Hardware, Storage & Peripherals (4.9%):
77,000	Acer, Inc.	80,263
11,616	Advantech Co., Ltd.	148,938
21,000	Asustek Computer, Inc.	273,209
80,300	BOE Technology Group Co., Ltd., Class A	54,224
19,000	Catcher Technology Co., Ltd.	95,514
2,600	China Greatwall Technology Group Co., Ltd., Class A	4,692
113,000	Compal Electronics, Inc.	105,393
11,400	GRG Banking Equipment Co., Ltd., Class A	18,990
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	13,460
70,000	Inventec Corp.	60,164
226,000	Lenovo Group, Ltd.	245,120
71,000	Lite-On Technology Corp.	168,251
18,000	Micro-Star International Co., Ltd.	81,077
5,000	Ninestar Corp.	33,469
57,000	Pegatron Corp.	143,751
80,000	Quanta Computer, Inc.	245,090
139,494	Samsung Electronics Co., Ltd.	7,969,950
6,100	Shenzhen Kaifa Technology Co., Ltd., Class A	10,876
943	Shenzhen Transsion Holdings Co., Ltd., Class A	14,144
2,000	Wiwynn Corp.	70,800
428,000	Xiaomi Corp., Class B*	752,792

		10,590,167

Textiles, Apparel & Luxury Goods (1.1%):
7,360	Alpargatas SA	40,307
31,600	Anta Sports Products, Ltd.	394,384

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
116,000	Bosideng International Holdings, Ltd.	$53,930
6,220	Eclat Textile Co., Ltd.	102,954
76	F&F Co., Ltd.	46,266
15,000	Feng Tay Enterprise Co., Ltd.	99,531
68,000	Li Ning Co., Ltd.	582,849
32	LPP SA	86,000
167	Page Industries, Ltd.	94,757
63,000	Pou Chen Corp.	69,142
25,700	Shenzhou International Group	342,797
10,688	Titan Co., Ltd.	356,020

		2,268,937

Thrifts & Mortgage Finance (0.7%):
50,177	Housing Development Finance Corp., Ltd.	1,571,349

Tobacco (0.3%):
43,949	Eastern Co. SAE	28,954
84,526	ITC, Ltd.	278,604
3,423	KT&G Corp.	227,838
12,100	PT Gudang Garam Tbk	26,609
13,906	RLX Technology, Inc., ADR*	24,892
52,000	Smoore International Holdings, Ltd.	123,979

		710,876

Trading Companies & Distributors (0.1%):
8,010	Adani Enterprises, Ltd.	211,646
7,500	BOC Aviation, Ltd.	58,928

		270,574

Transportation Infrastructure (0.7%):
13,889	Adani Ports & Special Economic Zone, Ltd.	141,111
127,300	Airports of Thailand Public Co., Ltd.*	252,000
169,500	Bangkok Expressway & Metro	44,184
74,000	Beijing Capital International Airport Co., Ltd.*	43,119
31,993	CCR SA	92,075
47,228	China Merchants Port Holdings Co., Ltd.	85,283
80,000	COSCO SHIPPING Ports, Ltd.	62,042
5,725	Grupo Aeroportuario de Sur	127,800
10,726	Grupo Aeroporturaio del Pacifico SAB de C.V.	174,003
29,770	International Container Terminal Services, Inc.	128,900
36,000	Jiangsu Expressway Co., Ltd., Series H, Class H	37,628
28,300	Malaysia Airports Holdings Berhad*	46,758
9,118	Promotora Y Operadora de Infraestructura SAB de CV	72,251
3,000	Shanghai International Air*	22,976
35,399	Shanghai International Port Group Co., Ltd.	30,396
35,000	Shenzhen International Holdings, Ltd.	36,861
54,000	Taiwan High Speed Rail Corp.	54,266
33,400	Westports Holding Berhad	31,747
42,000	Zhejiang Expressway Co., Ltd.	35,223

		1,518,623

Water Utilities (0.1%):
186,000	Beijing Enterprises Water Group, Ltd.	57,034
10,225	Cia Saneamento Basico Do Estado de Sao Paulo	102,480
92,000	Guangdong Investment, Ltd.	125,603

		285,117

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services (1.8%):
35,300	Advanced Info Service Public Co., Ltd.	$246,456
896,218	America Movil SAB de C.V., Series L	951,808
91,800	Axiata Group Berhad	82,780
72,186	Bharti Airtel, Ltd.*	716,051
57,500	China United Network Communications, Ltd., Class A	32,315
100,300	DIGI.com Berhad	93,069
12,139	Etihad Etisalat Co.	133,323
45,000	Far EasTone Telecommunications Co., Ltd.	115,449
1,005	Globe Telecom, Inc.	49,295
29,450	Intouch Holdings Public Co., Ltd.	68,658
92,900	Maxis Berhad	86,705
32,110	Mobile Telecommunications Co KSCP	66,318
14,942	Mobile TeleSystems PJSC, ADR(a)	15
50,426	MTN Group, Ltd.^	653,722
2,760	PLDT, Inc.	98,669
731	SK Telecom Co., Ltd.	34,217
49,000	Taiwan Mobile Co., Ltd.	179,355
27,636	TIM SA	80,058
40,565	Turkcell Iletisim Hizmetleri AS	62,342
16,855	Vodacom Group, Ltd.	184,295

		3,934,900

Total Common Stocks (Cost $147,141,046)		209,181,884

Preferred Stocks (1.4%):
Automobiles (0.0%†):
986	Hyundai Motor Co., 6/29/20	69,992

Banks (0.7%):
145,904	Banco Bradesco SA, 0.97%, 1/3/20	681,047
142,087	Itau Unibanco Holding SA, 0.44%, 1/5/21	820,232

		1,501,279

Chemicals (0.0%†):
5,513	Braskem SA, Class A, 17.02%, 10/7/20	51,305

Metals & Mining (0.1%):
37,024	Gerdau SA, 8.31%, 3/6/20	239,630

Technology Hardware, Storage & Peripherals (0.6%):
24,326	Samsung Electronics Co., Ltd., 3/30/20	1,258,389

Total Preferred Stocks (Cost $2,653,866)		3,120,595

Right (0.0%†):
Life Sciences Tools & Services (0.0%†):
32	Samsung Biologics Co., Expires on 4/11/22*	4,964

Total Right (Cost $–)		4,964

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (1.2%):
2,560,473	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	2,560,473

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,560,473)		2,560,473

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Unaffiliated Investment Company (0.8%):

Money Markets (0.8%):
1,645,626	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(c)	$1,645,626

Total Unaffiliated Investment Company (Cost $1,645,626)		1,645,626

Total Investment Securities (Cost $154,001,011) - 101.2%		216,513,542
Net other assets (liabilities) - (1.2)%		(2,634,708)

Net Assets - 100.0%		$213,878,834

Percentages indicated are based on net assets as of March 31, 2022.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $2,338,294.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(c)	The rate represents the effective yield at March 31, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2022: (Unaudited)
Country	Percentage
Bermuda	0.1%
Brazil	5.7%
Cayman Islands	0.7%
Chile	0.5%
China	25.9%
Colombia	0.2%
Cyprus	—%†
Czech Republic	0.2%
Egypt	0.1%
Greece	0.2%
Hong Kong	2.8%
Hungary	0.2%
India	12.9%
Indonesia	1.7%
Kuwait	0.7%
Luxembourg	—%†
Malaysia	1.5%
Mexico	2.3%
Peru	—%†
Philippines	0.8%
Poland	0.7%
Qatar	1.0%
Republic of Korea (South)	12.4%
Romania	—%†
Russian Federation	—%†
Saudi Arabia	4.1%
Singapore	—%†
South Africa	3.9%
Switzerland	0.1%
Taiwan, Province Of China	15.5%
Thailand	1.8%
Turkey	0.3%
United Arab Emirates	1.4%
United States	2.3%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)	6/17/22	52	$2,926,300	$192,432

				$192,432

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.4%):
4,825	Airbus SE*	$583,134
25,229	BAE Systems plc	237,776
4,534	Boeing Co. (The)*	868,261
2,614	CAE, Inc.*	68,048
50	Dassault Aviation SA*	7,948
169	Elbit Systems, Ltd.	37,010
1,872	General Dynamics Corp.	451,489
407	HEICO Corp.	62,491
674	HEICO Corp., Class A	85,483
2,863	Howmet Aerospace, Inc.	102,896
373	Huntington Ingalls Industries, Inc.	74,391
1,601	L3harris Technologies, Inc.	397,800
1,977	Lockheed Martin Corp.	872,648
368	MTU Aero Engines AG	85,492
1,193	Northrop Grumman Corp.	533,533
12,004	Raytheon Technologies Corp.	1,189,236
61,901	Rolls-Royce Holdings plc*	81,372
2,724	Safran SA	320,108
16,600	Singapore Technologies Engineering, Ltd.	50,332
1,749	Textron, Inc.	130,091
986	Thales SA	124,490
414	TransDigm Group, Inc.*	269,738

		6,633,767

Air Freight & Logistics (0.5%):
964	C.H. Robinson Worldwide, Inc.	103,832
8,004	Deutsche Post AG	384,287
1,360	Expeditors International of Washington, Inc.	140,298
2,067	FedEx Corp.	478,283
1,389	InPost SA*	8,729
3,000	SG Holdings Co., Ltd.	56,547
5,810	United Parcel Service, Inc., Class B	1,246,013
2,800	Yamato Holdings Co., Ltd.	52,426

		2,470,415

Airlines (0.1%):
990	Air Canada*	19,206
1,000	ANA Holdings, Inc.*	20,881
1,475	Delta Air Lines, Inc.*	58,366
2,412	Deutsche Lufthansa AG, Registered Shares*^	19,551
1,000	Japan Airlines Co., Ltd.*	18,615
5,489	Qantas Airways, Ltd.*	21,083
14,350	Singapore Airlines, Ltd.*	57,938
1,365	Southwest Airlines Co.*	62,517

		278,157

Auto Components (0.3%):
800	Aisin Sieki Co., Ltd.	27,338
2,178	Aptiv plc*	260,728
2,209	BorgWarner, Inc.	85,930
4,700	Bridgestone Corp.	181,927
1,398	Compagnie Generale des Establissements Michelin SCA, Class B	188,834
819	Continental AG*	59,067
3,600	Denso Corp.	229,759
886	Faurecia SA	22,917
198	Faurecia SE	5,125
1,000	Koito Manufacturing Co., Ltd.	40,491
419	Lear Corp.	59,745
2,325	Magna Internationl, Inc.	149,284
600	Stanley Electric Co., Ltd.	11,333
7,000	Sumitomo Electric Industries, Ltd.	83,265
1,100	Toyota Industries Corp.	75,725

Shares		Value
Common Stocks, continued
Auto Components, continued
2,122	Valeo SA	$38,982

		1,520,450

Automobiles (2.6%):
2,679	Bayerische Motoren Werke AG (BMW)	232,008
6,858	Daimler AG, Registered Shares	481,616
1,045	Ferrari NV	228,492
31,725	Ford Motor Co.	536,470
10,604	General Motors Co.*	463,819
13,200	Honda Motor Co., Ltd.	375,156
5,100	Isuzu Motors, Ltd.	65,899
3,397	Lucid Group, Inc.*	86,284
5,800	Mazda Motor Corp.	42,913
16,900	Nissan Motor Co., Ltd.*	75,245
1,777	Renault SA*	46,444
1,449	Rivian Automotive, Inc.*	72,798
9,924	Stellantis NV	160,910
6,079	Stellantis NV	98,359
4,300	Subaru Corp.	68,321
2,700	Suzuki Motor Corp.	92,566
6,866	Tesla, Inc.*	7,398,802
85,000	Toyota Motor Corp.	1,522,898
300	Volkswagen AG	74,736
2,600	Yamaha Motor Co., Ltd.	58,278

		12,182,014

Banks (5.8%):
4,057	ABN AMRO Group NV	51,894
23,007	Australia & New Zealand Banking Group, Ltd.	471,341
55,434	Banco Bilbao Vizcaya Argentaria SA	316,915
139,725	Banco Santander SA	474,016
10,495	Bank Hapoalim BM	103,514
10,762	Bank Leumi Le-Israel Corp.	115,574
59,523	Bank of America Corp.	2,453,538
5,244	Bank of Montreal	617,156
9,646	Bank of Nova Scotia	691,425
131,662	Barclays plc	255,720
9,148	BNP Paribas SA	520,790
27,500	BOC Hong Kong Holdings, Ltd.	103,482
33,536	CaixaBank SA	113,014
3,685	Canadian Imperial Bank of Commerce	447,359
2,800	Chiba Bank, Ltd. (The)	16,507
15,780	Citigroup, Inc.	842,652
3,404	Citizens Financial Group, Inc.	154,303
9,260	Commerzbank AG*	70,694
13,790	Commonwealth Bank of Australia	1,082,538
8,400	Concordia Financial Group, Ltd.	31,342
8,923	Credit Agricole SA	106,590
5,146	Danske Bank A/S	85,060
15,400	DBS Group Holdings, Ltd.	404,976
7,511	DNB Bank ASA	170,130
2,582	Erste Group Bank AG	93,632
5,394	Fifth Third Bancorp	232,158
5,399	Finecobank Banca Fineco SpA	81,987
97	First Citizens BancShares, Inc., Class A	64,563
1,478	First Republic Bank	239,584
5,700	Hang Seng Bank, Ltd.	109,646
162,541	HSBC Holdings plc	1,113,531
11,934	Huntington Bancshares, Inc.	174,475
31,284	ING Groep NV	326,897
133,371	Intesa Sanpaolo SpA	304,805
7,605	Isreal Discount Bank	47,271
1,600	Japan Post Bank Co., Ltd.	12,889
23,714	JPMorgan Chase & Co.	3,232,692

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,998	KBC Group NV	$143,675
7,868	KeyCorp	176,086
574,729	Lloyds Banking Group plc	351,782
1,024	M&T Bank Corp.	173,568
5,740	Mediobanca SpA	58,150
95,300	Mitsubishi UFJ Financial Group, Inc.	591,641
1,433	Mizrahi Tefahot Bank, Ltd.	55,764
18,650	Mizuho Financial Group, Inc.	238,758
26,632	National Australia Bank, Ltd.	639,582
2,763	National Bank of Canada	211,823
45,008	Natwest Group plc	126,621
25,524	Nordea Bank AB	262,965
27,900	Oversea-Chinese Banking Corp., Ltd.	253,650
3,393	PNC Financial Services Group, Inc. (The)	625,839
1,417	Raiffeisen International Bank-Holding AG	20,028
7,800	Regions Financial Corp.	173,628
19,700	Resona Holdings, Inc.	84,374
11,522	Royal Bank of Canada	1,268,710
4,800	Shizuoka Bank, Ltd. (The)	33,904
509	Signature Bank	149,386
13,057	Skandinaviska Enskilda Banken AB, Class A	141,450
6,651	Societe Generale	177,901
20,594	Standard Chartered plc	136,540
10,800	Sumitomo Mitsui Financial Group, Inc.	344,730
2,300	Sumitomo Mitsui Trust Holdings, Inc.	75,152
480	SVB Financial Group*	268,536
11,088	Svenska Handelsbanken AB, Class A	102,094
7,027	Swedbank AB, Class A	104,920
14,603	Toronto-Dominion Bank (The)	1,158,777
10,715	Truist Financial Corp.	607,541
11,399	U.S. Bancorp	605,857
17,483	Unicredit SpA	188,737
9,604	United Overseas Bank, Ltd.	225,330
1,465	Webster Financial Corp.	82,216
32,221	Wells Fargo & Co.	1,561,430
29,469	Westpac Banking Corp.	530,534

		27,686,339

Beverages (1.6%):
7,019	Anheuser-Busch InBev NV	420,937
3,500	Asahi Breweries, Ltd.	127,083
2,493	Brown-Forman Corp., Class B	167,081
18,500	Budweiser Brewing Co. APAC, Ltd.	49,100
797	Carlsberg A/S, Class B	97,327
33,048	Coca-Cola Co. (The)	2,048,976
810	Coca-Cola Europacific Partners plc	39,374
618	Coca-Cola European Partners plc	30,379
1,283	Coca-Cola HBC AG	26,751
1,342	Constellation Brands, Inc., Class C	309,089
4,937	David Campari-Milano NV	57,419
18,731	Diageo plc	946,548
771	Heineken Holding NV	60,335
2,168	Heineken NV	206,666
400	ITO EN, Ltd.	19,629
5,741	Keurig Dr Pepper, Inc.	217,584
6,100	Kirin Holdings Co., Ltd.	91,245
1,759	Molson Coors Brewing Co., Class B	93,895
3,102	Monster Beverage Corp.*	247,850
11,192	PepsiCo, Inc.	1,873,317
1,704	Pernod Ricard SA	373,673
125	Remy Cointreau SA	25,751
800	Suntory Beverage & Food, Ltd.	30,511

Shares		Value
Common Stocks, continued
Beverages, continued
6,668	Treasury Wine Estates, Ltd.	$57,101

		7,617,621

Biotechnology (1.6%):
14,254	AbbVie, Inc.	2,310,716
953	Alnylam Pharmaceuticals, Inc.*	155,615
4,521	Amgen, Inc.	1,093,268
343	Argenx SE*	107,840
1,226	Biogen, Inc.*	258,196
1,349	BioMarin Pharmaceutical, Inc.*	104,008
3,837	CSL, Ltd.	761,812
1,266	Exact Sciences Corp.*	88,519
547	Genmab A/S*	198,192
10,120	Gilead Sciences, Inc.	601,634
2,757	Grifols SA	49,866
1,359	Incyte Corp.*	107,932
2,769	Moderna, Inc.*	476,988
868	Neurocrine Biosciences, Inc.*	81,375
649	Novavax, Inc.*^	47,799
862	Regeneron Pharmaceuticals, Inc.*	602,038
1,099	Seagen, Inc.*	158,311
2,035	Vertex Pharmaceuticals, Inc.*	531,074

		7,735,183

Building Products (0.6%):
953	A.O. Smith Corp.	60,887
1,800	AGC, Inc.	71,952
644	Allegion plc	70,698
7,899	ASSA Abloy AB, Class B	213,087
6,680	Carrier Global Corp.	306,412
4,061	Compagnie de Saint-Gobain SA	241,637
1,900	Daikin Industries, Ltd.	345,999
1,013	Fortune Brands Home & Security, Inc.	75,246
307	Geberit AG, Registered Shares	189,023
5,570	Johnson Controls International plc	365,225
1,427	Kingspan Group plc	138,673
314	Lennox International, Inc.	80,968
2,500	Lixil Corp.	46,530
1,920	Masco Corp.	97,920
11,325	Nibe Industrier AB, Class B*	124,872
729	Owens Corning	66,703
52	ROCKWOOL International A/S, Class B	17,178
1,300	TOTO, Ltd.	52,227
1,937	Trane Technologies plc	295,780
13,000	Xinyi Glass Holdings, Ltd.	31,231

		2,892,248

Capital Markets (3.1%):
7,666	3i Group plc	138,644
895	Ameriprise Financial, Inc.	268,822
375	Amundi SA	25,584
1,391	ASX, Ltd.	84,411
6,340	Bank of New York Mellon Corp. (The)	314,654
1,226	BlackRock, Inc., Class A+	936,872
5,494	Blackstone, Inc., Class A	697,408
11,416	Brookfield Asset Management, Inc., Class A	645,506
1,473	Carlyle Group, Inc. (The)	72,045
867	Cboe Global Markets, Inc.	99,202
11,694	Charles Schwab Corp. (The)	985,921
2,863	CME Group, Inc.	680,993
317	Coinbase Global, Inc.*	60,186
22,580	Credit Suisse Group AG	178,188
13,400	Daiwa Securities Group, Inc.	75,886
17,000	Deutsche Bank AG, Registered Shares*	217,044

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
1,600	Deutsche Boerse AG	$287,382
2,202	EQT AB	86,273
719	Euronext NV	65,279
295	FactSet Research Systems, Inc.	128,074
2,803	Franklin Resources, Inc.	78,260
469	Futu Holdings, Ltd., ADR*^	15,271
2,754	Goldman Sachs Group, Inc. (The)	909,095
3,288	Hargreaves Lansdown plc	43,312
9,700	Hong Kong Exchanges & Clearing, Ltd.	457,149
217	IGM Financial, Inc.	7,668
4,582	Intercontinental Exchange, Inc.	605,374
2,555	Invesco, Ltd.	58,918
4,700	Japan Exchange Group, Inc.	87,588
1,702	Julius Baer Group, Ltd.	98,744
4,391	KKR & Co., Inc., Class A	256,742
2,731	London Stock Exchange Group plc	285,270
2,775	Macquarie Group, Ltd.	417,328
287	MarketAxess Holdings, Inc.	97,637
1,350	Moody’s Corp.	455,504
10,724	Morgan Stanley	937,278
681	MSCI, Inc., Class A	342,461
931	Nasdaq, Inc.	165,904
23,000	Nomura Holdings, Inc.	96,397
1,595	Northern Trust Corp.	185,738
177	Partners Group Holding AG	219,935
1,455	Raymond James Financial, Inc.	159,919
1,522	Robinhood Markets, Inc.*^	20,562
2,829	S&P Global, Inc.	1,160,399
2,400	SBI Holdings, Inc.	60,663
1,149	Schroders plc	48,411
1,127	SEI Investments Co.	67,857
3,200	Singapore Exchange, Ltd.	23,472
3,801	St. James Place plc	71,653
2,961	State Street Corp.	257,962
1,862	T. Rowe Price Group, Inc.	281,516
521	TMX Group, Ltd.	53,592
940	Tradeweb Markets, Inc., Class A	82,598
28,386	UBS Group AG	554,667

		14,713,218

Chemicals (2.1%):
3,844	Air Liquide SA	672,373
1,777	Air Products & Chemicals, Inc.	444,090
1,542	Akzo Nobel NV	132,464
959	Albemarle Corp.	212,083
413	Arkema SA	49,265
9,200	Asahi Kasei Corp.	79,651
7,451	BASF SE	424,833
897	Celanese Corp.	128,154
1,613	CF Industries Holdings, Inc.	166,236
801	Christian Hansen Holding A/S	58,874
2,080	Clariant AG	36,023
5,793	Corteva, Inc.	332,982
1,415	Covestro AG	71,488
1,096	Croda International plc	112,617
5,806	Dow, Inc.	369,958
4,286	DuPont de Nemours, Inc.	315,364
1,020	Eastman Chemical Co.	114,301
2,136	Ecolab, Inc.	377,132
62	EMS-Chemie Holding AG	59,990
1,938	Evonik Industries AG	53,874
949	FMC Corp.	124,860
311	FUCHS PETROLUB SE	11,297
73	Givaudan SA, Registered Shares^	300,549
6,835	ICL Group, Ltd.	81,290

Shares		Value
Common Stocks, continued
Chemicals, continued
1,948	International Flavors & Fragrances, Inc.	$255,831
1,789	Johnson Matthey plc	43,829
1,900	JSR Corp.	56,031
1,300	Kansai Paint Co., Ltd.	20,890
1,472	Koninklijke DSM NV	263,039
803	Lanxess AG	35,508
4,093	Linde plc	1,307,427
2,197	LyondellBasell Industries NV, Class A	225,896
11,800	Mitsubishi Chemical Holdings Corp.	78,528
700	Mitsubishi Gas Chemical Co., Inc.	11,887
1,700	Mitsui Chemicals, Inc.	42,831
2,710	Mosaic Co. (The)	180,215
6,600	Nippon Paint Holdings Co., Ltd.	57,925
1,100	Nippon Sanso Holdings Corp.	20,905
800	Nissan Chemical Corp.	46,961
1,000	Nitto Denko Corp.	71,679
1,580	Novozymes A/S, Class B	108,157
4,591	Nutrien, Ltd.	474,599
2,876	Orica, Ltd.	34,050
1,849	PPG Industries, Inc.	242,348
942	RPM International, Inc.	76,717
2,018	Sherwin-Williams Co. (The)	503,733
2,900	Shin-Etsu Chemical Co., Ltd.	441,990
1,096	Sika AG	361,143
685	Solvay SA	67,432
13,800	Sumitomo Chemical Co., Ltd.	63,271
979	Symrise AG	117,516
12,800	Toray Industries, Inc.	66,725
2,700	Tosoh Corp.	39,935
1,822	Umicore SA	78,694
1,092	Yara International ASA	54,480

		10,179,920

Commercial Services & Supplies (0.5%):
10,643	Brambles, Ltd.	78,461
748	Cintas Corp.	318,192
1,784	Copart, Inc.*	223,838
1,800	Dai Nippon Printing Co., Ltd.	42,284
1,558	GFL Environmental, Inc.	50,679
13,958	Rentokil Initial plc	96,119
1,839	Republic Services, Inc.	243,668
1,016	Ritchie Bros Auctioneers, Inc.	60,017
2,075	Rollins, Inc.	72,729
1,900	SECOM Co., Ltd.	137,690
3,081	Securitas AB, Class B	34,730
300	Sohgo Security Services Co., Ltd.	9,798
2,800	TOPPAN, INC.	49,474
2,020	Waste Connections, Inc.	282,194
3,408	Waste Management, Inc.	540,168

		2,240,041

Communications Equipment (0.7%):
1,856	Arista Networks, Inc.*	257,947
33,942	Cisco Systems, Inc.	1,892,606
438	F5, Inc.*	91,520
2,336	Juniper Networks, Inc.	86,806
1,344	Motorola Solutions, Inc.	325,517
42,435	Nokia OYJ*	233,567
24,758	Telefonaktiebolaget LM Ericsson, Class B	226,644

		3,114,607

Construction & Engineering (0.2%):
2,376	ACS Actividades de Construccion y Servicios SA	63,859
2,111	Bouygues SA	73,581

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
542	Eiffage SA	$55,546
3,592	Ferrovial SA	95,081
4,400	Kajima Corp.	53,594
4,900	Obayashi Corp.	36,036
5,900	Shimizu Corp.	35,465
3,144	Skanska AB, Class B	70,370
1,100	Taisei Corp.	31,804
4,213	Vinci SA	430,668
1,051	WSP Global, Inc.	139,497

		1,085,501

Construction Materials (0.2%):
6,076	CRH plc	243,247
993	HeidelbergCement AG	56,783
4,174	Holcim, Ltd.	203,814
3,417	James Hardie Industries SE	102,803
503	Martin Marietta Materials, Inc.	193,600
1,084	Vulcan Materials Co.	199,131

		999,378

Consumer Finance (0.4%):
3,145	Ally Financial, Inc.	136,745
5,319	American Express Co.	994,653
3,519	Capital One Financial Corp.	462,009
2,410	Discover Financial Services	265,558
1	Isracard, Ltd.	3
4,337	SoFi Technologies, Inc.*	40,985
4,172	Synchrony Financial	145,227
163	Upstart Holdings, Inc.*^	17,782

		2,062,962

Containers & Packaging (0.3%):
12,355	Amcor plc	139,982
648	Avery Dennison Corp.	112,733
2,547	Ball Corp.	229,230
1,393	CCL Industries, Inc.	62,852
998	Crown Holdings, Inc.	124,840
2,770	International Paper Co.	127,835
682	Packaging Corp. of America	106,467
1,076	Sealed Air Corp.	72,049
1,807	Smurfit Kappa Group plc	80,080
2,436	Westrock Co.	114,565

		1,170,633

Distributors (0.1%):
1,145	Genuine Parts Co.	144,293
2,156	LKQ Corp.	97,904
321	Pool Corp.	135,735

		377,932

Diversified Consumer Services (0.0%†):
1,753	IDP Education, Ltd.	40,873

Diversified Financial Services (1.1%):
3,032	Apollo Global Management, Inc.	187,954
10,466	Berkshire Hathaway, Inc., Class B*	3,693,556
2,830	Equitable Holdings, Inc.	87,475
414	Eurazeo SE	34,789
1,002	EXOR NV	76,414
823	Groupe Bruxelles Lambert SA	85,337
885	Industrivarden AB, Class A	25,165
1,476	Industrivarden AB, Class C	41,209
4,187	Investor AB	97,322
14,654	Investor AB, Class B	318,379
2,236	Kinnevik AB, Class B*	58,222
418	L E Lundbergforetagen AB	21,244
24,030	M&G plc	69,591
4,100	Mitsubishi HC Capital, Inc.	19,086
755	Onex Corp.	50,603
9,900	ORIX Corp.	197,626

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
142	Sofina SA	$51,489
20,261	Standard Life Aberdeen plc	56,697
200	Tokyo Century Corp.	7,340
122	Wendel	12,411

		5,191,909

Diversified Telecommunication Services (1.2%):
57,028	AT&T, Inc.	1,347,572
692	BCE, Inc.	38,364
70,769	BT Group plc	168,640
4,277	Cellnex Telecom SAU	204,977
25,731	Deutsche Telekom AG, Registered Shares	480,515
1,315	Elisa OYJ	79,244
36,000	HKT Trust & HKT, Ltd.	49,408
2,027	Infrastrutture Wireless Italiane SpA	22,729
31,076	Koninklijke KPN NV	107,912
2,488	Liberty Global plc, Class C*	64,464
6,467	Lumen Technologies, Inc.^	72,883
9,200	Nippon Telegraph & Telephone Corp.	267,367
16,116	Orange SA	190,541
1,048	Proximus SADP	19,503
62,100	Singapore Telecommunications, Ltd.	120,638
17,116	Spark New Zealand, Ltd.	54,209
191	Swisscom AG, Registered Shares	114,693
92,093	Telecom Italia SpA	33,811
3,372	Telefonica Deutschland Holding AG	9,209
44,585	Telefonica SA	216,381
5,021	Telenor ASA	72,199
24,569	Telia Co AB	98,436
29,855	Telstra Corp., Ltd.	88,022
3,956	TELUS Corp.	103,362
476	United Internet AG, Registered Shares	16,369
33,188	Verizon Communications, Inc.	1,690,597

		5,732,045

Electric Utilities (1.7%):
2,033	Alliant Energy Corp.	127,022
4,001	American Electric Power Co., Inc.	399,180
6,000	Chubu Electric Power Co., Inc.	62,174
7,000	CK Infrastructure Holdings, Ltd.	46,842
12,500	CLP Holdings, Ltd.	121,816
2,662	Constellation Energy Corp.	149,737
6,082	Duke Energy Corp.	679,116
3,058	Edison International	214,366
20,856	EDP - Energias de Portugal SA	102,710
4,298	Electricite de France^	40,487
226	Elia Group SA/NV	34,490
2,325	Emera, Inc.	115,264
3,072	Endesa SA	67,030
65,848	Enel SpA	439,675
1,617	Entergy Corp.	188,785
1,705	Evergy, Inc.	116,520
2,881	Eversource Energy	254,075
7,987	Exelon Corp.	380,421
4,352	FirstEnergy Corp.	199,583
3,796	Fortis, Inc.	187,765
3,188	Fortum OYJ	57,865
7,500	HK Electric Investments, Ltd.	7,322
3,038	Hydro One, Ltd.	81,856
46,558	Iberdrola SA	506,684
6,500	Kansai Electric Power Co., Inc. (The)	61,336
4,873	Mercury NZ, Ltd.	20,012
15,638	NextEra Energy, Inc.	1,324,695
2,257	NRG Energy, Inc.	86,578
16,911	Origin Energy, Ltd.	78,233
1,522	Orsted A/S*	191,687

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
11,217	PG&E Corp.*	$133,931
13,000	Power Assets Holdings, Ltd.	84,682
6,216	PPL Corp.	177,529
1,850	Red Electrica Corp SA	37,989
8,440	Scottish & Southern Energy plc	193,218
8,554	Southern Co. (The)	620,251
13,004	Terna SpA	111,827
14,900	Tokyo Electric Power Co. Holdings, Inc.*	49,270
453	Verbund AG, Class A	47,691
4,240	Xcel Energy, Inc.	306,001

		8,105,715

Electrical Equipment (0.9%):
13,088	ABB, Ltd.	423,512
1,931	AMETEK, Inc.	257,171
1,327	Ballard Power Systems, Inc.*	15,446
3,252	Eaton Corp. plc	493,524
4,781	Emerson Electric Co.	468,777
1,200	Fuji Electric Co., Ltd.	59,859
515	Generac Holdings, Inc.*	153,089
2,233	Legrand SA	212,255
14,900	Mitsubishi Electric Corp.	171,524
3,500	Nidec Corp.	277,336
3,798	Plug Power, Inc.*^	108,661
1,694	Prysmian SpA	57,696
916	Rockwell Automation, Inc.	256,507
4,386	Schneider Electric SA	732,170
1,457	Sensata Technologies Holding plc*	74,088
3,694	Siemens Energy AG	84,391
2,219	Siemens Gamesa Renewable Energy*	38,949
1,592	Sunrun, Inc.*	48,349
7,736	Vestas Wind Systems A/S*	228,447

		4,161,751

Electronic Equipment, Instruments & Components (0.9%):
4,880	Amphenol Corp., Class A	367,708
499	Arrow Electronics, Inc.*	59,196
800	Azbil Corp.	26,651
1,096	CDW Corp.	196,064
1,304	Cognex Corp.	100,604
6,443	Corning, Inc.	237,811
2,865	Halma plc	93,501
1,300	Hamamatsu Photonics KK	69,199
16,517	Hexagon AB, Class B*	231,839
205	Hirose Electric Co., Ltd.	29,793
600	Ibiden Co., Ltd.	29,436
346	IPG Photonics Corp.*	37,977
1,600	Keyence Corp.	744,007
1,425	Keysight Technologies, Inc.*	225,107
2,500	Kyocera Corp.	140,545
4,600	Murata Manufacturing Co., Ltd.	304,136
1,700	Omron Corp.	113,362
2,200	Shimadzu Corp.	75,769
2,900	TDK Corp.	104,724
2,723	TE Connectivity, Ltd.	356,659
370	Teledyne Technologies, Inc.*	174,873
2,027	Trimble, Inc.*	146,228
1,300	Venture Corp., Ltd.	16,774
1,000	Yokogawa Electric Corp.	17,063
416	Zebra Technologies Corp., Class A*	172,099

		4,071,125

Energy Equipment & Services (0.2%):
6,737	Baker Hughes Co.	245,294
7,216	Halliburton Co.	273,270

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
11,214	Schlumberger, Ltd.	$463,250
4,403	Tenaris SA	66,351

		1,048,165

Entertainment (1.3%):
6,249	Activision Blizzard, Inc.	500,607
4,441	AMC Entertainment Holdings, Inc., Class A*^	109,426
8,533	Bollore, Inc.	44,565
1,200	Capcom Co., Ltd.	29,024
2,273	Electronic Arts, Inc.	287,557
2,754	Embracer Group AB*	23,090
390	Koei Tecmo Holdings Co., Ltd.	12,756
900	Konami Holdings Corp.	56,896
1,414	Liberty Media Corp-Liberty Formula One, Class C*	98,754
1,290	Live Nation Entertainment, Inc.*	151,756
3,582	Netflix, Inc.*	1,341,781
4,500	Nexon Co., Ltd.	107,699
800	Nintendo Co., Ltd.	403,717
924	Roku, Inc.*	115,749
2,586	Sea, Ltd., ADR*	309,777
400	Square Enix Holdings Co., Ltd.	17,710
974	Take-Two Interactive Software, Inc.*	149,743
600	Toho Co., Ltd.	22,689
856	UbiSoft Entertainment SA*	37,679
5,833	Universal Music Group NV	154,831
5,833	Vivendi Universal SA	76,119
14,615	Walt Disney Co. (The)*	2,004,593

		6,056,518

Equity Real Estate Investment Trusts (2.3%):
1,112	Alexandria Real Estate Equities, Inc.	223,790
3,674	American Tower Corp.	922,982
29,744	Ascendas Real Estate Investment Trust	64,157
1,174	AvalonBay Communities, Inc.	291,586
1,147	Boston Properties, Inc.	147,734
8,137	British Land Co. plc	56,350
739	Camden Property Trust	122,822
815	Canadian Apartment Properties REIT	34,980
31,506	CapitaLand Mall Trust	52,189
316	Covivio	25,068
3,436	Crown Castle International Corp.	634,286
18	Daiwahouse Residential Investment Corp.	48,444
10,038	Dexus	81,669
2,280	Digital Realty Trust, Inc.	323,304
2,988	Duke Realty Corp.	173,483
739	Equinix, Inc.	548,057
1,394	Equity Lifestyle Properties, Inc.	106,613
2,955	Equity Residential	265,714
522	Essex Property Trust, Inc.	180,341
1,083	Extra Space Storage, Inc.	222,665
424	Gecina SA	53,342
28	GLP J-REIT	42,625
13,861	Goodman Group	235,363
18,004	GPT Group	69,235
4,227	Healthpeak Properties, Inc.	145,113
5,303	Host Hotels & Resorts, Inc.	103,037
4,453	Invitation Homes, Inc.	178,921
2,113	Iron Mountain, Inc.	117,081
68	Japan Metropolitan Fund Invest	57,470
12	Japan Real Estate Investment Corp.	62,890
4,981	Kimco Realty Corp.	123,031
1,908	Klepierre	50,723
6,510	Land Securities Group plc	66,820
19,200	Link REIT (The)	163,655

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
15,100	Mapletree Commercial Trust	$21,007
21,123	Mapletree Logistics Trust	28,745
5,344	Medical Properties Trust, Inc.	112,972
919	Mid-America Apartment Communities, Inc.	192,485
36,393	Mirvac Group	67,353
14	Nippon Building Fund, Inc.	79,515
20	Nippon Prologis REIT, Inc.	58,506
39	Nomura Real Estate Master Fund, Inc.	51,574
25	Orix JREIT, Inc.	33,898
5,981	Prologis, Inc.	965,812
1,285	Public Storage	501,510
4,569	Realty Income Corp.	316,632
1,170	Regency Centers Corp.	83,468
480	RioCan REIT	9,688
884	SBA Communications Corp.	304,184
36,788	Scentre Group	83,290
9,532	SERGO plc	167,885
2,589	Simon Property Group, Inc.	340,609
22,062	Stockland	69,623
995	Sun Communities, Inc.	174,414
2,260	UDR, Inc.	129,656
1,152	Unibail-Rodamco-Westfield*	86,172
3,011	Ventas, Inc.	185,959
4,960	VICI Properties, Inc.	141,162
24,703	Vicinity Centres	34,147
1,503	Vornado Realty Trust	68,116
3,554	Welltower, Inc.	341,682
6,139	Weyerhaeuser Co.	232,668
1,287	WP Carey, Inc.	104,041

		10,982,313

Food & Staples Retailing (1.5%):
4,900	AEON Co., Ltd.	104,553
6,504	Alimentation Couche-Tard, Inc.	293,044
4,522	Carrefour SA	98,086
10,570	Coles Group, Ltd.	140,847
272	Colruyt SA	11,277
100	Cosmos Pharmaceutical Corp.	12,149
3,551	Costco Wholesale Corp.	2,044,843
1,563	Empire Co., Ltd., Class A	55,443
11,695	Endeavour Group, Ltd.	63,611
1,243	HelloFresh SE*	56,160
15,420	J Sainsbury plc	51,050
2,416	Jeronimo Martins SGPS SA	57,872
2,524	Kesko OYJ, Class B	69,655
1,000	Kobe Bussan Co., Ltd.	30,723
8,868	Koninklijke Ahold Delhaize NV	285,033
5,574	Kroger Co. (The)	319,780
200	LAWSON, Inc.	7,645
1,246	Loblaw Cos., Ltd.	111,821
1,796	Metro, Inc.	103,392
3,324	Ocado Group plc*	50,800
5,900	Seven & I Holdings Co., Ltd.	280,770
4,061	Sysco Corp.	331,581
63,483	Tesco plc	229,470
300	Tsuruha Holdings, Inc.	19,056
5,796	Walgreens Boots Alliance, Inc.	259,487
12,272	Walmart, Inc.	1,827,546
500	Welcia Holdings Co., Ltd.	12,304
705	Weston (George), Ltd.	86,828
9,859	Woolworths Group, Ltd.	273,762

		7,288,588

Food Products (1.6%):
3,400	Ajinomoto Co., Inc.	96,566
4,394	Archer-Daniels-Midland Co.	396,603

Shares		Value
Common Stocks, continued
Food Products, continued
3,293	Associated British Foods plc	$71,502
33	Barry Callebaut AG, Registered Shares	77,287
1,032	Bunge, Ltd.	114,356
1,820	Campbell Soup Co.^	81,117
1	Chocoladefabriken Lindt & Spruengli AG	120,814
3,715	Conagra Brands, Inc.	124,713
5,258	Danone SA	289,612
4,828	General Mills, Inc.	326,952
1,206	Hershey Co. (The)	261,256
2,218	Hormel Foods Corp.	114,316
476	JDE Peet’s NV	13,616
815	JM Smucker Co. (The)	110,359
1,968	Kellogg Co.	126,916
1,279	Kerry Group plc, Class A	142,888
1,300	Kikkoman Corp.	86,114
5,513	Kraft Heinz Co. (The)	217,157
7	Lindt & Spruengli AG	83,025
1,974	McCormick & Co.	197,005
1,200	Meiji Holdings Co., Ltd.	65,091
11,389	Mondelez International, Inc., Class A	715,001
4,062	Mowi ASA	109,555
22,636	Nestle SA, Registered Shares	2,939,101
700	Nisshin Seifun Group, Inc.	9,774
300	Nissin Foods Holdings Co., Ltd.	21,070
5,748	Orkla ASA, Class A	51,142
2,279	Saputo, Inc.	53,985
700	Toyo Suisan Kaisha, Ltd.	25,036
2,404	Tyson Foods, Inc., Class A	215,471
68,033	WH Group, Ltd.	42,801
18,000	Wilmar International, Ltd.	62,431
900	Yakult Honsha Co., Ltd.	48,045

		7,410,677

Gas Utilities (0.2%):
1,545	AltaGas, Ltd.	34,608
10,905	APA Group	86,454
960	Atmos Energy Corp.	114,710
595	Enagas SA	13,220
1,662	Gas Natural SDG SA^	49,625
103,117	Hong Kong & China Gas Co., Ltd.	124,737
3,600	Osaka Gas Co., Ltd.	61,815
14,344	Snam SpA	82,825
3,500	Tokyo Gas Co., Ltd.	64,125
1,928	UGI Corp.	69,832

		701,951

Health Care Equipment & Supplies (2.9%):
14,301	Abbott Laboratories	1,692,666
342	ABIOMED, Inc.*	113,284
3,994	Alcon, Inc.	315,550
614	Align Technology, Inc.*	267,704
1,548	Ambu A/S, Class B	22,738
1,400	Asahi Intecc Co., Ltd.	27,398
4,010	Baxter International, Inc.	310,935
2,278	Becton Dickinson & Co.	605,948
245	BioMerieux	26,110
11,539	Boston Scientific Corp.*	511,062
372	Carl Zeiss Meditec AG	60,311
451	Cochlear, Ltd.	75,116
934	Coloplast A/S, Class B	141,482
393	Cooper Cos., Inc. (The)	164,113
5,150	Danaher Corp.	1,510,650
1,001	Demant A/S*	45,290
1,576	Dentsply Sirona, Inc.	77,571
795	Dexcom, Inc.*	406,722
233	DiaSorin SpA	36,479

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
5,103	Edwards Lifesciences Corp.*	$600,725
4,138	Fisher & Paykel Healthcare Corp., Ltd.	69,507
1,920	Getinge AB, Class B	76,462
843	GN Store Nord A/S	41,146
2,052	Hologic, Inc.*	157,635
3,000	HOYA Corp.	342,391
666	IDEXX Laboratories, Inc.*	364,342
417	Inmode, Ltd.*	15,391
555	Insulet Corp.*	147,846
2,861	Intuitive Surgical, Inc.*	863,106
7,129	Koninklijke Philips NV	218,067
395	Masimo Corp.*	57,488
10,738	Medtronic plc	1,191,381
852	Novocure, Ltd.*	70,588
9,500	Olympus Corp.	180,514
1,148	ResMed, Inc.	278,402
198	Sartorius AG	87,922
2,484	Siemens Healthineers AG	154,008
6,641	Smith & Nephew plc	105,835
440	Sonova Holding AG, Registered Shares	183,554
806	STERIS plc	194,867
86	Straumann Holding AG, Registered Shares, Class R	137,635
2,735	Stryker Corp.	731,202
1,500	Sysmex Corp.	108,940
354	Teleflex, Inc.	125,610
5,600	Terumo Corp.	169,628
620	West Pharmaceutical Services, Inc.	254,640
1,644	Zimmer Biomet Holdings, Inc.	210,268

		13,550,229

Health Care Providers & Services (2.1%):
1,218	AmerisourceBergen Corp.	188,437
845	Amplifon SpA	37,726
1,968	Anthem, Inc.	966,721
2,209	Cardinal Health, Inc.	125,250
4,632	Centene Corp.*	389,968
2,672	Cigna Corp.	640,238
10,674	CVS Health Corp.	1,080,316
457	DaVita, Inc.*	51,691
1,484	Fresenius Medical Care AG & Co., KGaA	99,507
3,378	Fresenius SE & Co. KGaA	124,280
1,962	HCA Healthcare, Inc.	491,717
997	Henry Schein, Inc.*	86,928
1,026	Humana, Inc.	446,484
813	Laboratory Corp. of America Holdings*	214,356
1,233	McKesson Corp.	377,458
1,400	Medipal Holdings Corp.	23,075
453	Molina Healthcare, Inc.*	151,116
478	Orpea	20,626
1,055	Quest Diagnostics, Inc.	144,387
1,692	Ramsay Health Care, Ltd.	81,923
4,519	Ryman Healthcare, Ltd.	29,277
3,322	Sonic Healthcare, Ltd.	87,452
7,576	UnitedHealth Group, Inc.	3,863,533
521	Universal Health Services, Inc., Class B	75,519

		9,797,985

Health Care Technology (0.1%):
2,497	Cerner Corp.	233,619
3,600	M3, Inc.	130,311
1,250	Teladoc Health, Inc.*	90,162

Shares		Value
Common Stocks, continued
Health Care Technology, continued
1,069	Veeva Systems, Inc., Class A*	$227,120

		681,212

Hotels, Restaurants & Leisure (1.7%):
1,592	Accor SA*	51,011
2,382	Airbnb, Inc., Class A*	409,132
2,113	Aramark	79,449
4,751	Aristocrat Leisure, Ltd.	128,771
331	Booking Holdings, Inc.*	777,337
1,690	Caesars Entertainment, Inc.*	130,738
6,658	Carnival Corp., Class A*	134,625
229	Chipotle Mexican Grill, Inc.*	362,285
14,087	Compass Group plc	303,533
1,597	Crown Resorts, Ltd.*	15,175
1,030	Darden Restaurants, Inc.	136,939
580	Domino’s Pizza Enterprises, Ltd.	37,780
308	Domino’s Pizza, Inc.	125,359
2,840	DraftKings, Inc., Class A*	55,295
1,406	Evolution AB	143,558
1,136	Expedia Group, Inc.*	222,281
1,257	Flutter Entertainment plc*	144,165
20,000	Galaxy Entertainment Group, Ltd.	118,870
25,500	Genting Singapore, Ltd.	15,279
4,276	GVC Holdings plc*	91,697
2,288	Hilton Worldwide Holdings, Inc.*	347,181
1,297	InterContinental Hotels Group plc	87,812
883	La Francaise des Jeux SAEM	34,995
2,602	Las Vegas Sands Corp.*	101,140
2,294	Marriott International, Inc., Class A*	403,171
5,983	McDonald’s Corp.	1,479,476
300	McDonald’s Holdings Co., Ltd.	12,497
758	Melco Resorts & Entertainment, Ltd., ADR*	5,791
3,096	MGM Resorts International	129,846
1,600	Oriental Land Co., Ltd.	305,525
2,135	Restaurant Brands International, Inc.	124,663
1,827	Royal Caribbean Cruises, Ltd.*	153,066
22,400	Sands China, Ltd.*	53,764
818	Sodexo SA	66,398
9,490	Starbucks Corp.	863,305
20,492	Tabcorp Holdings, Ltd.	81,239
297	Vail Resorts, Inc.	77,300
1,865	Whitbread plc*	69,389
962	Wynn Resorts, Ltd.*	76,710
2,377	Yum! Brands, Inc.	281,746

		8,238,293

Household Durables (0.6%):
9,412	Barratt Developments plc	64,203
1,048	Berkeley Group Holdings plc	51,001
2,853	DR Horton, Inc.	212,577
2,085	Electrolux AB, Class B	31,562
1,260	Garmin, Ltd.	149,449
600	Iida Group Holdings Co., Ltd.	10,388
2,266	Lennar Corp., Class A	183,931
552	Mohawk Industries, Inc.*	68,558
3,532	Newell Brands, Inc.	75,620
27	NVR, Inc.*	120,616
700	Open House Co., Ltd.	30,981
18,100	Panasonic Corp.	175,312
2,260	Persimmon plc	63,554
2,163	PulteGroup, Inc.	90,630
300	Rinnai Corp.	22,465
256	SEB SA	35,705
3,500	Sekisui Chemical Co., Ltd.	50,137
4,500	Sekisui House, Ltd.	87,267
1,000	Sharp Corp.	9,366
10,000	Sony Group Corp.	1,032,279

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
33,694	Taylor Wimpey plc	$57,484
460	Whirlpool Corp.	79,479

		2,702,564

Household Products (1.0%):
1,959	Church & Dwight Co., Inc.	194,686
1,001	Clorox Co. (The)	139,169
6,581	Colgate-Palmolive Co.	499,037
4,830	Essity AB, Class B	113,856
960	Henkel AG & Co. KGaA	63,623
2,745	Kimberly-Clark Corp.	338,074
1,700	Lion Corp.	18,954
19,435	Procter & Gamble Co. (The)	2,969,668
5,616	Reckitt Benckiser Group plc	429,190
3,000	Unicharm Corp.	106,706

		4,872,963

Independent Power and Renewable Electricity Producers (0.1%):
5,538	AES Corp. (The)	142,493
787	Brookfield Renewable Corp., Class A	34,376
2,812	EDP Renovaveis SA	72,416
6,904	Meridian Energy, Ltd.	24,058
2,059	Northland Power, Inc.	68,458
254	Uniper SE	6,532
3,098	Vistra Corp.	72,028

		420,361

Industrial Conglomerates (1.0%):
4,702	3M Co.	700,034
21,000	CK Hutchison Holdings, Ltd.	153,971
925	DCC plc	71,679
8,950	General Electric Co.	818,925
7,900	Hitachi, Ltd.	395,922
5,518	Honeywell International, Inc.	1,073,692
1,007	Investment AB Latour, Class B	32,004
1,500	Jardine Matheson Holdings, Ltd.	82,272
7,500	Keppel Corp., Ltd.	35,422
1,957	Lifco AB, Class B*	49,687
40,411	Melrose Industries plc	65,401
862	Roper Technologies, Inc.	407,062
6,124	Siemens AG, Registered Shares	848,438
3,663	Smiths Group plc	69,422
3,100	Toshiba Corp.	117,651

		4,921,582

Insurance (3.1%):
1,782	Admiral Group plc	59,684
12,269	AEGON NV	64,740
5,126	Aflac, Inc.	330,063
1,618	Ageas NV	81,416
96,000	AIA Group, Ltd.	1,005,104
101	Alleghany Corp.*	85,547
3,272	Allianz SE, Registered Shares+	781,227
2,379	Allstate Corp. (The)	329,515
506	American Financial Group, Inc.	73,684
6,671	American International Group, Inc.	418,739
1,817	Aon plc, Class A	591,670
3,125	Arch Capital Group, Ltd.*	151,313
1,638	Arthur J. Gallagher & Co.	285,995
8,867	Assicurazioni Generali SpA	202,863
535	Assurant, Inc.	97,279
31,654	Aviva plc	186,816
15,272	AXA SA	445,941
296	Baloise Holding AG, Registered Shares	52,754
1,810	Brown & Brown, Inc.	130,809
3,471	Chubb, Ltd.	742,447
1,198	Cincinnati Financial Corp.	162,880

Shares		Value
Common Stocks, continued
Insurance, continued
1,241	CNP Assurances SA^	$29,917
8,200	Dai-ichi Life Holdings, Inc.	166,848
116	Erie Indemnity Co., Class A	20,431
281	Everest Re Group, Ltd.	84,688
188	Fairfax Financial Holdings, Ltd.	102,577
2,431	Fidelity National Financial, Inc.	118,730
1,848	Gjensidige Forsikring ASA	45,867
676	Globe Life, Inc.	68,006
2,573	Great-West Lifeco, Inc.	75,831
557	Hannover Rueck SE	94,852
2,909	Hartford Financial Services Group, Inc. (The)	208,895
1,012	IA Financial Corp., Inc.	61,538
22,784	Insurance Australia Group, Ltd.	74,177
1,559	Intact Financial Corp.	230,383
21,000	Japan Post Holdings Co., Ltd.	154,279
1,700	Japan Post Insurance Co., Ltd.	29,743
47,860	Legal & General Group plc	169,674
1,326	Lincoln National Corp.	86,667
1,606	Loews Corp.	104,101
15,239	Manulife Financial Corp.	325,017
106	Markel Corp.*	156,375
4,034	Marsh & McLennan Cos., Inc.	687,474
25,594	Medibank Private, Ltd.	58,590
5,808	MetLife, Inc.	408,186
3,200	MS&AD Insurance Group Holdings, Inc.	103,986
1,147	Muenchener Rueckversicherungs-Gesellschaft AG	307,200
2,086	NN Group NV	105,122
6,201	Phoenix Group Holdings plc	49,709
4,829	Poste Italiane SpA	54,774
4,956	Power Corp. of Canada	153,438
2,145	Principal Financial Group, Inc.	157,464
4,633	Progressive Corp. (The)	528,116
2,979	Prudential Financial, Inc.	352,028
21,399	Prudential plc	316,042
10,467	QBE Insurance Group, Ltd.	89,183
4,089	Sampo Oyj, Class A	199,564
2,300	Sompo Holdings, Inc.	101,187
4,504	Sun Life Financial, Inc.	251,503
11,836	Suncorp Group, Ltd.	97,845
244	Swiss Life Holding AG, Registered Shares	155,767
2,505	Swiss Re AG	238,410
5,000	T&D Holdings, Inc.	67,845
4,900	Tokio Marine Holdings, Inc.	285,042
2,002	Travelers Cos., Inc. (The)	365,825
3,328	Tryg A/S	80,701
977	Willis Towers Watson plc	230,787
1,540	WR Berkley Corp.	102,549
1,207	Zurich Insurance Group AG	595,182

		14,832,601

Interactive Media & Services (4.0%):
1,569	Adevinta ASA*	14,302
2,420	Alphabet, Inc., Class A*	6,730,867
2,300	Alphabet, Inc., Class C*	6,423,877
6,294	Auto Trader Group plc	52,093
729	IAC/InterActiveCorp.*	73,104
500	Kakaku.com, Inc.	11,185
2,194	Match Group, Inc.*	238,576
19,034	Meta Platforms, Inc., Class A*	4,232,400
4,921	Pinterest, Inc., Class A*	121,106
488	REA Group, Ltd.	48,779
828	Scout24 AG	47,491
3,100	Seek, Ltd.	68,195

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
8,297	Snap, Inc., Class A*	$298,609
6,490	Twitter, Inc.*	251,098
19,800	Z Holdings Corp.	85,983
1,887	ZoomInfo Technologies, Inc.*	112,729

		18,810,394

Internet & Direct Marketing Retail (2.9%):
3,671	Amazon.com, Inc.*	11,967,277
819	Chewy, Inc., Class A*^	33,399
1,451	Delivery Hero SE*	63,906
901	DoorDash, Inc., Class A*	105,588
5,167	eBay, Inc.	295,862
1,029	Etsy, Inc.*	127,884
245	Fiverr International, Ltd.*^	18,637
8,772	Grab Holdings, Ltd.*^	30,702
1,296	Just Eat Takeaway*	43,495
361	MercadoLibre, Inc.*	429,402
500	Mercari, Inc.*	12,968
7,498	Prosus NV	396,869
8,000	Rakuten, Inc.	63,078
553	Wayfair, Inc., Class A*	61,261
1,812	Zalando SE*	91,967
1,200	ZOZO, Inc.	31,885

		13,774,180

IT Services (3.7%):
5,113	Accenture plc, Class A	1,724,257
160	Adyen NV*	316,048
733	Affirm Holdings, Inc.*	33,923
1,286	Akamai Technologies, Inc.*	153,536
3,441	Amadeus IT Group SA*	224,102
3,359	Automatic Data Processing, Inc.	764,307
589	Bechtle AG	33,235
1,147	Black Knight, Inc.*	66,515
610	Block, Inc.*	80,445
3,333	Block, Inc.*	451,955
921	Broadridge Financial Solutions, Inc.	143,409
1,256	Capgemini SA	279,350
1,784	CGI, Inc.*	142,135
4,252	Cognizant Technology Solutions Corp., Class A	381,277
5,010	Computershare, Ltd.	91,634
1,792	Edenred	88,576
476	EPAM Systems, Inc.*	141,186
4,875	Fidelity National Information Services, Inc.	489,547
4,856	Fiserv, Inc.*	492,398
639	FleetCor Technologies, Inc.*	159,149
1,500	Fujitsu, Ltd.	223,660
648	Gartner, Inc.*	192,754
2,342	Global Payments, Inc.	320,479
200	GMO Payment Gateway, Inc.	20,421
1,211	GoDaddy, Inc., Class A*	101,361
7,270	International Business Machines Corp.	945,245
800	Itochu Techno-Solutions Corp.	20,436
546	Jack Henry & Associates, Inc.	107,589
7,056	Mastercard, Inc., Class A	2,521,673
455	MongoDB, Inc.*	201,833
4,062	Nexi SpA*	46,914
2,520	Nomura Research Institute, Ltd.	82,431
5,800	NTT Data Corp.	113,778
340	Nuvei Corp.*	25,568
600	OBIC Co., Ltd.	89,918
1,193	Okta, Inc.*	180,095
1,100	Otsuka Corp.	39,068
2,570	Paychex, Inc.	350,728
8,927	PayPal Holdings, Inc.*	1,032,408

Shares		Value
Common Stocks, continued
IT Services, continued
900	SCSK Corp.	$15,426
899	Shopify, Inc., Class A*	608,062
1,688	Snowflake, Inc., Class A*	386,771
1,600	TIS, Inc.	37,429
1,365	Twilio, Inc., Class A*	224,966
817	VeriSign, Inc.*	181,750
13,493	Visa, Inc., Class A	2,992,343
3,798	Western Union Co. (The.)	71,175
514	Wix.com, Ltd.*	53,692
2,032	Worldline SA*	88,082

		17,533,039

Leisure Products (0.1%):
1,800	Bandai Namco Holdings, Inc.	136,381
961	Hasbro, Inc.	78,725
2,184	Peloton Interactive, Inc., Class A*	57,701
600	Shimano, Inc.	137,264
1,200	Yamaha Corp.	52,338

		462,409

Life Sciences Tools & Services (1.0%):
676	10X Genomics, Inc., Class A*	51,423
2,371	Agilent Technologies, Inc.	313,754
4,207	Avantor, Inc.*	142,281
52	Bachem Holding AG, Class B	28,540
171	Bio-Rad Laboratories, Inc., Class A*	96,312
305	Bio-Techne Corp.	132,077
403	Charles River Laboratories International, Inc.*	114,440
1,012	Eurofins Scientific SE	100,309
1,164	Illumina, Inc.*	406,702
1,569	IQVIA Holdings, Inc.*	362,768
601	Lonza Group AG, Registered Shares	435,485
187	Mettler-Toledo International, Inc.*	256,787
894	PerkinElmer, Inc.	155,967
1,659	Qiagen NV*	81,422
206	Sartorius Stedim Biotech	84,417
3,189	Thermo Fisher Scientific, Inc.	1,883,583
509	Waters Corp.*	157,988

		4,804,255

Machinery (1.8%):
2,154	Alfa Laval AB	74,109
2,573	Alstom SA	59,971
2,814	Atlas Copco AB	127,677
5,454	Atlas Copco AB, Class A	283,190
4,331	Caterpillar, Inc.	965,034
7,981	CNH Industrial NV	126,354
1,139	Cummins, Inc.	233,620
700	Daifuku Co., Ltd.	50,014
3,580	Daimler Truck Holding AG*	99,442
2,359	Deere & Co.	980,070
1,174	Dover Corp.	184,201
5,056	Epiroc AB, Class A	108,243
3,604	Epiroc AB, Class B	64,905
1,400	FANUC Corp.	246,242
2,617	Fortive Corp.	159,454
1,430	GEA Group AG	59,075
1,800	Hino Motors, Ltd.	10,533
800	Hitachi Construction Machinery Co., Ltd.	20,734
300	Hoshizaki Corp.	20,580
2,525	Husqvarna AB, Class B	26,331
593	IDEX Corp.	113,696
2,586	Illinois Tool Works, Inc.	541,508
3,482	Ingersoll-Rand, Inc.	175,319
667	Kion Group AG	44,350
670	Knorr-Bremse AG	51,467

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
7,100	Komatsu, Ltd.	$170,397
2,796	Kone OYJ, Class B	146,422
389	Kornit Digital, Ltd.*	32,166
8,300	Kubota Corp.	155,634
1,000	Kurita Water Industries, Ltd.	36,916
1,500	Makita Corp.	48,051
3,400	MINEBEA MITSUMI, Inc.	74,077
2,600	Misumi Group, Inc.	77,372
3,000	Mitsubishi Heavy Industries, Ltd.	98,815
600	Miura Co., Ltd.	14,800
2,700	NGK Insulators, Ltd.	38,554
411	Nordson Corp.	93,330
3,212	Otis Worldwide Corp.	247,163
2,895	PACCAR, Inc.	254,963
1,059	Parker-Hannifin Corp.	300,502
1,194	Pentair plc	64,727
32	Rational AG	22,201
9,403	Sandvik AB	199,725
376	Schindler Holding AG	80,177
187	Schindler Holding AG, Registered Shares	39,656
3,527	SKF AB, Class B	57,359
400	SMC Corp.	223,442
388	Snap-On, Inc.	79,726
556	Spirax-Sarco Engineering plc	91,096
1,345	Stanley Black & Decker, Inc.	188,018
10,500	Techtronic Industries Co., Ltd.	169,159
227	VAT Group AG	86,569
1,851	Volvo AB, Class A	35,398
11,010	Volvo AB, Class B	205,451
1,375	Wabtec Corp.	132,234
4,375	Wartsila OYJ Abp, Class B	39,953
1,469	Xylem, Inc.	125,247
2,200	Yaskawa Electric Corp.	85,938

		8,541,357

Marine (0.1%):
20	A.P. Moeller - Maersk A/S, Class A	59,114
47	A.P. Moeller - Maersk A/S, Class B	141,690
408	Kuehne & Nagel International AG, Registered Shares	115,624
2,700	Mitsui O.S.K. Lines, Ltd.	74,966
1,200	Nippon Yusen KK	104,888
12,000	SITC International Holdings Co., Ltd.	42,362

		538,644

Media (0.9%):
50	Cable One, Inc.	73,212
1,001	Charter Communications, Inc., Class A*	546,065
36,561	Comcast Corp., Class A	1,711,786
3,700	Cyberagent, Inc.	45,883
2,000	Dentsu Group, Inc.	81,799
2,873	Discovery Communications, Inc., Class C*	71,739
743	Discovery, Inc., Class A*^	18,516
2,260	DISH Network Corp., Class A*	71,529
2,345	Fox Corp., Class A	92,510
968	Fox Corp., Class B	35,119
1,700	Hakuhodo DY Holdings, Inc.	21,366
13,883	Informa plc*	108,937
2,935	Interpublic Group of Cos., Inc. (The)	104,046
184	Liberty Broadband Corp., Class A*	24,115
1,158	Liberty Broadband Corp., Class C*	156,701
914	Liberty Global plc, Class A*	23,316
1,594	Liberty Media Corp.-Liberty SiriusXM, Class C*	72,894

Shares		Value
Common Stocks, continued
Media, continued
885	Liberty Media Corp-Liberty SiriusXM, Class A*	$40,453
3,615	News Corp., Class A	80,072
1,573	Omnicom Group, Inc.	133,516
6,966	Pearson plc	68,044
1,673	Publicis Groupe SA	101,615
675	Quebecor, Inc., Class B	16,092
480	Schibsted ASA, Class A	11,796
528	Schibsted ASA, Class B	11,249
3,346	Shaw Communications, Inc., Class B	103,860
9,638	Sirius XM Holdings, Inc.^	63,804
5,245	ViacomCBS, Inc., Class B	198,313
9,369	WPP plc	122,582

		4,210,929

Metals & Mining (1.7%):
3,422	Agnico Eagle Mines, Ltd.	209,426
10,221	Anglo American plc	527,065
3,645	Antofagasta plc	79,578
5,115	ArcelorMittal	164,390
14,000	Barrick Gold Corp.	343,392
16,871	BHP Group, Ltd.	646,715
23,517	BHP Group, Ltd.	915,741
4,656	BlueScope Steel, Ltd.	71,928
2,528	Boliden AB	128,258
15,792	Evolution Mining, Ltd.	51,300
4,279	First Quantum Minerals, Ltd.	148,156
13,866	Fortescue Metals Group, Ltd.	212,728
1,573	Franco-Nevada Corp.	250,346
11,648	Freeport-McMoRan, Inc.	579,372
81,418	Glencore plc	529,018
1,100	Hitachi Metals, Ltd.*	18,408
4,254	Ivanhoe Mines, Ltd., Class A*	39,681
4,800	JFE Holdings, Inc.	67,560
11,630	Kinross Gold Corp.	68,291
6,686	Lundin Mining Corp.	67,769
1,374	Mineral Resources, Ltd.	53,696
6,151	Newcrest Mining, Ltd.	122,075
6,513	Newmont Corp.	517,458
6,300	Nippon Steel Corp.	111,703
12,430	Norsk Hydro ASA	121,176
10,215	Northern Star Resources, Ltd.	80,937
2,308	Nucor Corp.	343,084
1,988	Pan American Silver Corp.	54,265
8,946	Rio Tinto plc	709,517
2,928	Rio Tinto, Ltd.	259,303
33,569	South32, Ltd.	124,971
1,560	Steel Dynamics, Inc.	130,151
2,300	Sumitomo Metal & Mining Co., Ltd.	116,152
3,432	Teck Cominco, Ltd., Class B	138,598
522	Voestalpine AG	15,504
3,566	Wheaton Precious Metals Corp.	169,599

		8,187,311

Mortgage Real Estate Investment Trusts (0.0%†):
4,986	AGNC Investment Corp.	65,317
12,926	Annaly Capital Management, Inc.	90,999

		156,316

Multiline Retail (0.5%):
530	Canadian Tire Corp., Class A	80,034
1,910	Dollar General Corp.	425,223
1,738	Dollar Tree, Inc.*	278,341
2,154	Dollarama, Inc.	122,175
1,084	Next plc	85,464
3,900	Pan Pacific International Holdings Corp.	62,561
2,600	Ryohin Keikaku Co., Ltd.	30,327

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Multiline Retail, continued
3,824	Target Corp.	$811,529
9,306	Wesfarmers, Ltd.	349,575

		2,245,229

Multi-Utilities (0.8%):
5,519	Algonquin Power & Utilities Corp.	85,611
2,032	Ameren Corp.	190,520
993	Canadian Utilities, Ltd., Class A	30,441
5,098	CenterPoint Energy, Inc.	156,203
2,272	CMS Energy Corp.	158,904
2,819	Consolidated Edison, Inc.	266,903
6,490	Dominion Energy, Inc.	551,455
1,570	DTE Energy Co.	207,570
18,721	E.ON SE	217,689
15,043	Engie Group	197,163
29,082	National Grid plc	446,607
2,801	NiSource, Inc.	89,072
4,019	Public Service Enterprise Group, Inc.	281,330
5,263	RWE AG	229,531
2,656	Sempra Energy	446,527
5,246	Veolia Environnement SA	167,373
2,633	WEC Energy Group, Inc.	262,800

		3,985,699

Oil, Gas & Consumable Fuels (4.0%):
1,058	Aker BP ASA	39,440
2,317	Ampol, Ltd.	52,639
157,983	BP plc	771,924
3,662	Cameco Corp.	106,667
9,533	Canadian Natural Resources, Ltd.	590,360
9,968	Cenovus Energy, Inc.	166,186
1,982	Cheniere Energy, Inc.	274,804
15,568	Chevron Corp.	2,534,937
10,536	ConocoPhillips	1,053,600
5,813	Coterra Energy, Inc.	156,777
5,266	Devon Energy Corp.	311,379
1,444	Diamondback Energy, Inc.	197,943
16,199	Enbridge, Inc.	745,802
22,150	ENEOS Holdings, Inc.	83,265
20,329	ENI SpA	298,004
4,669	EOG Resources, Inc.	556,685
8,105	Equinor ASA	304,265
33,952	Exxon Mobil Corp.	2,804,096
4,843	Galp Energia SGPS SA	61,279
2,269	Hess Corp.	242,874
1,482	Idemitsu Kosan Co., Ltd.	40,893
1,615	Imperial Oil, Ltd.	78,166
9,500	INPEX Corp.	112,826
2,058	Keyera Corp.	52,174
15,888	Kinder Morgan, Inc.	300,442
1,850	Lundin Energy AB	78,467
5,082	Marathon Petroleum Corp.	434,511
3,389	Neste Oyj	154,371
7,474	Occidental Petroleum Corp.	424,075
1,361	OMV AG	64,889
3,601	ONEOK, Inc.	254,339
1,471	Parkland Corp.	43,506
4,263	Pembina Pipeline Corp.	160,186
3,584	Phillips 66	309,622
1,901	Pioneer Natural Resources Co.	475,307
11,515	Repsol SA	151,391
24,668	Santos, Ltd.	141,808
61,567	Shell PLC	1,689,315
11,714	Suncor Energy, Inc.	381,408
7,731	TC Energy Corp.	436,090
20,348	TotalEnergies SE	1,032,289
2,601	Tourmaline Oil Corp.	119,854
3,361	Valero Energy Corp.	341,276

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,889	Washington H. Soul Pattinson & Co., Ltd.	$40,103
10,160	Williams Cos., Inc.	339,446
7,281	Woodside Petroleum, Ltd.	173,673

		19,183,353

Paper & Forest Products (0.1%):
3,443	Mondi plc	66,734
8,500	Oji Holdings Corp.	42,265
4,244	Stora Enso OYJ, Registered Shares, Class R	83,028
4,358	Svenska Cellulosa AB SCA, Class B	84,658
4,277	UPM-Kymmene OYJ	139,542
884	West Fraser Timber Co., Ltd.	72,743

		488,970

Personal Products (0.6%):
702	Beiersdorf AG	73,757
1,889	Estee Lauder Cos., Inc. (The), Class A	514,412
4,000	Kao Corp.	164,234
200	Kobayashi Pharmaceutical Co., Ltd.	16,036
300	Kose Corp.	31,382
2,039	L’Oreal SA	816,029
400	Pola Orbis Holdings, Inc.	5,206
3,200	Shiseido Co., Ltd.	162,206
20,990	Unilever plc	950,034

		2,733,296

Pharmaceuticals (5.1%):
15,700	Astellas Pharma, Inc.	246,159
12,398	AstraZeneca plc	1,643,807
2,794	Bausch Health Cos., Inc.*	63,837
7,820	Bayer AG, Registered Shares	534,949
17,840	Bristol-Myers Squibb Co.	1,302,855
2,500	Canopy Growth Corp.*	18,960
1,386	Catalent, Inc.*	153,707
5,400	Chugai Pharmaceutical Co., Ltd.	180,624
13,600	Daiichi Sankyo Co., Ltd.	298,412
1,700	Eisai Co., Ltd.	78,796
3,147	Elanco Animal Health, Inc.*	82,105
6,529	Eli Lilly & Co.	1,869,710
40,197	GlaxoSmithKline plc	866,644
1,106	Hikma Pharmaceuticals plc	29,751
1,722	Horizon Therapeutics plc*	181,172
283	Ipsen SA	35,347
561	Jazz Pharmaceuticals plc*	87,331
21,198	Johnson & Johnson	3,756,921
2,500	Kyowa Kirin Co., Ltd.	58,010
20,292	Merck & Co., Inc.	1,664,959
999	Merck KGaA	209,190
200	Nippon Shinyaku Co., Ltd.	13,601
17,522	Novartis AG, Registered Shares	1,536,955
13,683	Novo Nordisk A/S, Class B	1,515,617
2,500	Ono Pharmaceutical Co., Ltd.	62,797
1,038	Orion OYJ, Class B	47,095
2,900	Otsuka Holdings Co., Ltd.	100,334
45,239	Pfizer, Inc.	2,342,023
990	Recordati SpA	49,763
5,674	Roche Holding AG	2,244,291
236	Roche Holding AG	103,201
2,868	Royalty Pharma plc, Class A	111,737
9,277	Sanofi	945,977
3,600	Santen Pharmaceutical Co., Ltd.	36,044
2,000	Shionogi & Co., Ltd.	122,848
1,300	Sumitomo Dainippon Pharma Co., Ltd.	12,840

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
300	Taisho Pharmaceutical Holdings Co., Ltd.	$13,917
12,650	Takeda Pharmacuetical Co., Ltd.	362,100
10,134	Teva Pharmaceutical Industries, Ltd., ADR*	95,158
950	UCB SA	113,711
9,546	Viatris, Inc.	103,860
451	Vifor Pharma AG	80,017
3,776	Zoetis, Inc.	712,116

		24,089,248

Professional Services (0.8%):
1,432	Adecco SA, Registered Shares	64,824
700	Benefit One, Inc.	14,658
973	Booz Allen Hamilton Holding Corp.	85,468
2,717	Bureau Veritas SA	77,596
3,091	Clarivate plc*	51,805
3,340	CoStar Group, Inc.*	222,477
1,029	Equifax, Inc.	243,976
7,309	Experian plc	281,819
1,287	Intertek Group plc	87,873
1,024	Jacobs Engineering Group, Inc.	141,118
995	Leidos Holdings, Inc.	107,480
2,800	Nihon M&A Center, Inc.	38,917
1,300	Persol Holdings Co., Ltd.	29,145
1,105	Randstad NV^	66,316
11,000	Recruit Holdings Co., Ltd.	481,629
15,302	RELX plc	476,540
825	Robert Half International, Inc.	94,199
47	SGS SA, Registered Shares	130,616
480	Teleperformance	183,009
1,374	Thomson Reuters Corp.	149,194
1,541	TransUnion	159,247
1,226	Verisk Analytics, Inc.	263,136
2,235	Wolters Kluwer NV	237,882

		3,688,924

Real Estate Management & Development (0.5%):
9,234	Aroundtown SA	53,035
116	Azrieli Group	10,181
24,400	Capitaland Investment, Ltd. / Singapore*	71,549
2,831	CBRE Group, Inc., Class A*	259,093
3,700	City Developments, Ltd.	21,424
14,000	CK Asset Holdings, Ltd.	95,690
600	Daito Trust Construction Co., Ltd.	63,670
5,200	Daiwa House Industry Co., Ltd.	135,876
18,800	ESR Cayman, Ltd.*	58,203
643	Fastighets AB Balder*	42,096
257	FirstService Corp.	37,179
11,000	Hang Lung Properties, Ltd.	22,132
13,324	Henderson Land Development Co., Ltd.	55,317
6,600	Hongkong Land Holdings, Ltd.	32,196
2,400	Hulic Co., Ltd.	21,552
666	LEG Immobilien SE	76,048
4,109	Lend Lease Group	34,142
9,300	Mitsubishi Estate Co., Ltd.	138,337
7,400	Mitsui Fudosan Co., Ltd.	158,349
8,827	New World Development Co., Ltd.	35,844
1,000	Nomura Real Estate Holdings, Inc.	23,952
1,352	Sagax AB, Class B	40,919
24,117	Sino Land Co., Ltd.	31,138
2,900	Sumitomo Realty & Development Co., Ltd.	80,172
10,000	Sun Hung Kai Properties, Ltd.	119,126
5,000	Swire Pacific, Ltd., Class A	30,512
9,200	Swire Properties, Ltd.	22,811

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
702	Swiss Prime Site AG	$69,214
1,769	UOL Group, Ltd.	9,172
6,166	Vonovia SE	288,265
15,000	Wharf Real Estate Investment Co., Ltd.	74,128
614	Zillow Group, Inc., Class A*	29,613
1,442	Zillow Group, Inc., Class C*^	71,076

		2,312,011

Road & Rail (1.3%):
68	AMERCO, Inc.	40,592
11,052	Aurizon Holdings, Ltd.	30,340
5,691	Canadian National Railway Co.	763,504
2,261	Canadian Pacific Railway, Ltd.	186,623
5,101	Canadian Pacific Railway, Ltd., Class 1	421,057
1,300	Central Japan Railway Co.	169,467
17,673	CSX Corp.	661,854
1,690	DSV PANALPINA A/S	323,214
2,300	East Japan Railway Co.	133,514
2,100	Hankyu Hanshin Holdings, Inc.	60,753
653	J.B. Hunt Transport Services, Inc.	131,116
1,000	Keio Corp.	39,047
1,000	Keisei Electric Railway Co., Ltd.	27,836
1,700	Kintetsu Group Holdings Co., Ltd.	48,644
1,454	Knight-Swift Transportation Holdings, Inc.	73,369
1,897	Lyft, Inc., Class A*	72,845
14,500	MTR Corp., Ltd.	78,256
700	Nippon Express Holdings Co., Ltd.	48,124
1,944	Norfolk Southern Corp.	554,468
2,700	Odakyu Electric Railway Co., Ltd.	44,840
830	Old Dominion Freight Line, Inc.	247,904
703	TFI International, Inc.	74,883
900	Tobu Railway Co., Ltd.	21,901
4,600	Tokyu Corp.	59,758
11,759	Uber Technologies, Inc.*	419,561
5,181	Union Pacific Corp.	1,415,501
1,500	West Japan Railway Co.	62,269

		6,211,240

Semiconductors & Semiconductor Equipment (4.9%):
13,063	Advanced Micro Devices, Inc.*	1,428,308
1,800	Advantest Corp.	141,209
4,376	Analog Devices, Inc.	722,828
7,249	Applied Materials, Inc.	955,418
377	ASM International NV	136,644
3,331	ASML Holding NV	2,221,468
3,326	Broadcom, Inc.	2,094,316
200	Disco Corp.	55,797
1,033	Enphase Energy, Inc.*	208,439
1,138	Entegris, Inc.	149,374
10,514	Infineon Technologies AG	359,144
32,778	Intel Corp.	1,624,478
1,218	KLA Corp.	445,861
1,120	Lam Research Corp.	602,123
600	Lasertec Corp.	100,890
6,759	Marvell Technology, Inc.	484,688
4,299	Microchip Technology, Inc.	323,027
9,048	Micron Technology, Inc.	704,749
349	Monolithic Power Systems, Inc.	169,502
20,152	NVIDIA Corp.	5,498,675
2,109	NXP Semiconductors NV	390,334
3,414	ON Semiconductor Corp.*	213,751
903	Qorvo, Inc.*	112,062
9,072	Qualcomm, Inc.	1,386,383

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
9,500	Renesas Electronics Corp.*	$109,944
800	ROHM Co., Ltd.	62,188
1,377	Skyworks Solutions, Inc.	183,527
385	SolarEdge Technologies, Inc.*	124,112
5,179	STMicroelectronics NV	224,951
2,600	SUMCO Corp.	42,667
1,326	Teradyne, Inc.	156,773
7,451	Texas Instruments, Inc.	1,367,109
1,200	Tokyo Electron, Ltd.	616,270

		23,417,009

Software (7.0%):
3,820	Adobe, Inc.*	1,740,468
731	ANSYS, Inc.*	232,202
559	Asana, Inc.*	22,343
1,761	Autodesk, Inc.*	377,470
790	Avalara, Inc.*	78,613
1,063	AVEVA Group plc	33,932
1,586	Bentley Systems, Inc., Class B	70,069
627	Bill.com Holdings, Inc.*	142,197
4,940	BlackBerry, Ltd.*	36,635
2,269	Cadence Design Systems, Inc.*	373,160
1,003	Ceridian HCM Holding, Inc.*	68,565
904	Check Point Software Technologies, Ltd.*	124,987
905	Citrix Systems, Inc.	91,315
1,927	Cloudflare, Inc., Class A*	230,662
160	Constellation Software, Inc.	273,536
667	Coupa Software, Inc.*	67,787
1,582	Crowdstrike Holdings, Inc., Class A*	359,241
382	CyberArk Software, Ltd.*	64,463
5,166	Dassault Systemes SE*	254,519
1,767	Datadog, Inc., Class A*	267,647
1,635	DocuSign, Inc.*	175,141
2,919	Dropbox, Inc., Class A*	67,867
1,323	Dynatrace, Inc.*	62,313
238	Fair Isaac Corp.*	111,017
1,118	Fortinet, Inc.*	382,065
735	Guidewire Software, Inc.*	69,546
370	HubSpot, Inc.*	175,728
2,159	Intuit, Inc.	1,038,134
911	Lightspeed Commerce, Inc.*	27,789
57,372	Microsoft Corp.	17,688,361
423	Nemetschek SE	41,028
487	NICE Systems, Ltd.*	106,650
4,346	NortonLifeLock, Inc.	115,256
2,016	Open Text Corp.	85,495
13,201	Oracle Corp.	1,092,119
300	Oracle Corp.	20,837
12,569	Palantir Technologies, Inc., Class A*	172,572
779	Palo Alto Networks, Inc.*	484,935
416	Paycom Software, Inc.*	144,094
818	PTC, Inc.*	88,115
697	RingCentral, Inc., Class A*	81,695
7,580	Sage Group plc	69,498
7,938	Salesforce, Inc.*	1,685,396
8,412	SAP SE	938,509
1,611	ServiceNow, Inc.*	897,150
4,675	Sinch AB*	31,670
1,311	Splunk, Inc.*	194,828
1,810	SS&C Technologies Holdings, Inc.	135,786
1,243	Synopsys, Inc.*	414,255
617	Temenos AG	59,128
3,431	The Trade Desk, Inc., Class A*	237,597
800	Trend Micro, Inc.	46,707
326	Tyler Technologies, Inc.*	145,034

Shares		Value
Common Stocks, continued
Software, continued
332	Unity Software, Inc.*	$32,938
1,648	VMware, Inc., Class A	187,658
656	WiseTech Global, Ltd.	24,707
1,578	Workday, Inc., Class A*	377,868
951	Xero, Ltd.*	72,011
886	Zendesk, Inc.*	106,577
1,816	Zoom Video Communications, Inc., Class A*	212,890
663	Zscaler, Inc.*	159,969

		33,170,744

Specialty Retail (1.5%):
492	Advance Auto Parts, Inc.	101,824
164	AutoZone, Inc.*	335,311
2,191	Bath & Body Works, Inc.	104,730
1,917	Best Buy Co., Inc.	174,255
521	Burlington Stores, Inc.*	94,911
1,320	CarMax, Inc.*	127,354
577	Carvana Co.*	68,830
22,400	Chow Tai Fook Jewellery Group, Ltd.	40,572
400	Fast Retailing Co., Ltd.	205,524
5,397	Hennes & Mauritz AB, Class B	72,110
100	Hikari Tsushin, Inc.	11,392
8,365	Home Depot, Inc. (The)	2,503,895
9,400	Industria de Diseno Textil SA	204,505
17,355	JD Sports Fashion plc*	33,602
19,508	Kingfisher plc	65,093
5,445	Lowe’s Cos., Inc.	1,100,925
700	Nitori Co., Ltd.	87,922
548	O’Reilly Automotive, Inc.*	375,358
2,849	Ross Stores, Inc.	257,720
9,770	TJX Cos., Inc. (The)	591,867
938	Tractor Supply Co.	218,901
426	Ulta Beauty, Inc.*	169,642
1,700	USS Co., Ltd.	28,598

		6,974,841

Technology Hardware, Storage & Peripherals (5.2%):
131,968	Apple, Inc.	23,042,933
2,300	Brother Industries, Ltd.	41,890
8,100	Canon, Inc.	197,208
2,457	Dell Technologies, Inc., Class C*	123,317
2,900	FUJIFILM Holdings Corp.	177,442
10,343	Hewlett Packard Enterprise Co.	172,832
9,121	HP, Inc.	331,092
1,306	Logitech International SA, Class R	96,805
2,300	NEC Corp.	96,504
1,731	NetApp, Inc.	143,673
6,200	Ricoh Co., Ltd.	53,799
1,662	Seagate Technology Holdings plc	149,414
2,200	Seiko Epson Corp.	32,989
2,418	Western Digital Corp.*	120,054

		24,779,952

Textiles, Apparel & Luxury Goods (1.3%):
1,520	Adidas AG	354,896
3,741	Burberry Group plc	81,678
4,206	Cie Financiere Richemont SA	533,611
2,252	EssilorLuxottica SA	411,035
1,834	Gildan Activewear, Inc.	68,797
260	Hermes International SA	368,728
595	Kering	375,808
956	Lululemon Athletica, Inc.*	349,160
2,248	LVMH Moet Hennessy Louis Vuitton SA	1,600,511
1,545	Moncler SpA	86,029
10,372	NIKE, Inc., Class B	1,395,656

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
733	Pandora A/S	$69,361
767	Puma SE	65,458
267	Swatch Group AG (The), Class B	75,883
116	Swatch Group AG (The), Registered Shares	6,300
2,741	VF Corp.	155,853

		5,998,764

Tobacco (0.7%):
14,977	Altria Group, Inc.	782,548
17,441	British American Tobacco plc	729,358
7,504	Imperial Brands plc, Class A	157,975
9,800	Japan Tobacco, Inc.	167,786
12,629	Philip Morris International, Inc.	1,186,368
12,075	Swedish Match AB*	90,872

		3,114,907

Trading Companies & Distributors (0.6%):
1,088	AerCap Holdings NV*	54,705
3,452	Ashtead Group plc	217,567
1,133	Brenntag AG	91,601
2,452	Bunzl plc	95,317
4,815	Fastenal Co.	286,011
1,741	Ferguson plc	236,279
478	IMCD NV	81,262
9,300	Itochu Corp.	315,527
11,600	Marubeni Corp.	135,354
10,200	Mitsubishi Corp.	384,380
13,000	Mitsui & Co., Ltd.	354,174
1,400	MonotaRo Co., Ltd.	30,006
1,239	Reece, Ltd.	17,474
10,400	Sumitomo Corp.	180,370
731	Toromont Industries, Ltd.	69,305
2,000	Toyota Tsushu Corp.	82,307
590	United Rentals, Inc.*	209,574
355	W.W. Grainger, Inc.	183,105

		3,024,318

Transportation Infrastructure (0.1%):
693	Aena SME SA*	114,784
215	Aeroports de Paris*	32,194
3,306	Atlantia SpA*	68,741
12,535	Auckland International Airport, Ltd.*	67,760
4,067	Getlink SE	73,234
25,597	Transurban Group	257,811

		614,524

Water Utilities (0.1%):
1,536	American Water Works Co., Inc.	254,254
1,666	Essential Utilities, Inc.	85,183
2,208	Severn Trent plc	89,107
6,302	United Utilities Group plc	92,870

		521,414

Wireless Telecommunication Services (0.5%):
13,200	KDDI Corp.	433,642
2,761	Rogers Communications, Inc., Class B	156,295
23,300	Softbank Corp.	272,370
9,600	SoftBank Group Corp.	431,851
4,629	Tele2 AB	69,917
4,951	T-Mobile USA, Inc.*	635,461
217,743	Vodafone Group plc	357,177

		2,356,713

Total Common Stocks (Cost $389,667,995)		471,699,796

Shares		Value
Preferred Stocks (0.1%):
Automobiles (0.1%):
526	Bayerische Motoren Werke AG (BMW), 2.74%, 5/15/20	$40,754
1,151	Porsche Automobil Holding SE, 2.52%, 5/20/20	111,493
1,475	Volkswagen AG, 3.11%, 5/8/20	255,016

		407,263

Household Products (0.0%†):
1,647	Henkel AG & Co. KGaA, 3.06%, 4/21/20	110,288

Total Preferred Stocks (Cost $625,519)		517,551

Right (0.0%†):
Electric Utilities (0.0%†):
4,298	Electricite de France, Expires on 4/4/22*^	1,597

Total Right (Cost $–)		1,597

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.3%):
1,243,586	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	1,243,586

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,243,586)		1,243,586

Shares		Value
Unaffiliated Investment Company (0.2%):

Money Markets (0.2%):
967,040	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(b)	967,040

Total Unaffiliated Investment Company (Cost $967,040)		967,040

Total Investment Securities
(Cost $392,504,140) - 100.0%		474,429,570
Net other assets (liabilities) - 0.0%†		274,710

Net Assets - 100.0%		$474,704,280

Percentages indicated are based on net assets as of March 31, 2022.

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $1,174,131.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(b)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2022:

Country	Percentage
Argentina	0.1%
Australia	2.2%
Austria	0.1%
Belgium	0.2%
Bermuda	0.1%
Canada	3.7%
China	—%†
Denmark	0.7%
Finland	0.3%
France	2.8%
Germany	2.2%
Hong Kong	0.8%
Ireland	0.9%
Isle of Man	—%†
Israel	0.2%
Italy	0.5%
Japan	6.1%
Jersey	—%†
Liberia	—%†
Luxembourg	0.1%
Netherlands	2.0%
New Zealand	0.1%
Norway	0.2%
Panama	—%†
Poland	—%†
Portugal	—%†
Singapore	0.4%
Spain	0.6%
Sweden	0.9%
Switzerland	3.2%
United Kingdom	4.2%
United States	67.4%

100 .0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/17/22	8	$ 338,289	$10,609
FTSE 100 Index June Futures (British Pounds)	6/17/22	1	98,321	4,596
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	9	2,038,838	80,391
SGX Nikkei 225 Index June Futures (Japenese Yen)	6/9/22	2	228,352	11,439

				$107,035

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (0.6%):
2,820	Axon Enterprise, Inc.*	$388,399
3,378	BWX Technologies, Inc.	181,939
715	HEICO Corp.	109,781
1,097	HEICO Corp., Class A	139,132
1,541	Howmet Aerospace, Inc.	55,384
9,672	Lockheed Martin Corp.	4,269,221
542	Northrop Grumman Corp.	242,393
1,018	Spirit AeroSystems Holdings, Inc., Class A	49,770
687	TransDigm Group, Inc.*	447,608
8,410	Virgin Galactic Holdings, Inc.*	83,091

		5,966,718

Air Freight & Logistics (1.0%):
1,136	C.H. Robinson Worldwide, Inc.	122,359
5,737	Expeditors International of Washington, Inc.	591,829
4,800	FedEx Corp.	1,110,672
3,842	GXO Logistics, Inc.*	274,088
32,983	United Parcel Service, Inc., Class B	7,073,534
3,768	XPO Logistics, Inc.*	274,310

		9,446,792

Airlines (0.1%):
28,723	Delta Air Lines, Inc.*	1,136,569

Auto Components (0.0%†):
2,327	Aptiv plc*	278,565
6,812	QuantumScape Corp.*^	136,172

		414,737

Automobiles (4.2%):
1,674	Rivian Automotive, Inc.*	84,102
37,955	Tesla, Inc.*	40,900,308
1,154	Thor Industries, Inc.^	90,820

		41,075,230

Banks (0.0%†):
3,376	Citizens Financial Group, Inc.	153,034
702	Synovus Financial Corp.	34,398
2,477	Western Alliance Bancorp	205,145

		392,577

Beverages (1.8%):
401	Boston Beer Co., Inc. (The), Class A*	155,777
1,156	Brown-Forman Corp., Class A	72,527
3,943	Brown-Forman Corp., Class B	264,260
124,924	Coca-Cola Co. (The)	7,745,288
15,740	Monster Beverage Corp.*	1,257,626
52,263	PepsiCo, Inc.	8,747,781

		18,243,259

Biotechnology (2.8%):
80,518	AbbVie, Inc.	13,052,773
5,580	Alnylam Pharmaceuticals, Inc.*	911,158
20,947	Amgen, Inc.	5,065,404
1,975	CureVac NV*^	38,730
7,395	Exact Sciences Corp.*	517,058
12,421	Exelixis, Inc.*	281,584
7,428	Incyte Corp.*	589,932
5,942	Ionis Pharmaceuticals, Inc.*	220,092
2,346	Iovance Biotherapeutics, Inc.*	39,061
1,539	Mirati Therapeutics, Inc.*	126,537
15,536	Moderna, Inc.*	2,676,231
3,567	Natera, Inc.*	145,106
4,272	Neurocrine Biosciences, Inc.*	400,500
3,631	Novavax, Inc.*^	267,423
513	Regeneron Pharmaceuticals, Inc.*	358,289
2,313	Repligen Corp.*	435,052
3,803	Sarepta Therapeutics, Inc.*	297,090
5,450	Seagen, Inc.*	785,072

Shares		Value
Common Stocks, continued
Biotechnology, continued
2,197	Ultragenyx Pharmaceutical, Inc.*	$159,546
4,707	Vertex Pharmaceuticals, Inc.*	1,228,386

		27,595,024

Building Products (0.3%):
2,724	Advanced Drainage Systems, Inc.	323,639
3,094	Allegion plc	339,659
868	Armstrong World Industries, Inc.	78,129
3,466	AZEK Co., Inc. (The)*	86,095
18,331	Carrier Global Corp.	840,843
1,525	Fortune Brands Home & Security, Inc.	113,277
5,172	Trane Technologies plc	789,764
5,072	Trex Co., Inc.*	331,354

		2,902,760

Capital Markets (1.5%):
2,848	Ameriprise Financial, Inc.	855,425
5,600	Ares Management Corp., Class A	454,888
31,957	Blackstone, Inc., Class A	4,056,621
1,449	FactSet Research Systems, Inc.	629,083
862	Goldman Sachs Group, Inc. (The)	284,546
3,604	LPL Financial Holdings, Inc.	658,379
1,746	MarketAxess Holdings, Inc.	593,989
7,009	Moody’s Corp.	2,364,907
933	Morningstar, Inc.	254,868
2,569	MSCI, Inc., Class A	1,291,899
468	Raymond James Financial, Inc.	51,438
7,766	S&P Global, Inc.	3,185,458
3,484	T. Rowe Price Group, Inc.	526,746

		15,208,247

Chemicals (0.7%):
1,964	Axalta Coating Systems, Ltd.*	48,275
1,751	Celanese Corp.	250,165
3,476	Chemours Co. (The)	109,425
2,118	Diversey Holdings, Ltd.*	16,033
2,345	Dow, Inc.	149,423
9,990	Ecolab, Inc.	1,763,835
1,446	FMC Corp.	190,250
1,397	Lyondellbasell Industries NV	143,640
158	Olin Corp.	8,260
4,490	PPG Industries, Inc.	588,504
3,211	RPM International, Inc.	261,504
1,852	Scotts Miracle-Gro Co. (The)	227,722
11,024	Sherwin-Williams Co. (The)	2,751,811
152	Westlake Corp.	18,757

		6,527,604

Commercial Services & Supplies (0.4%):
3,684	Cintas Corp.	1,567,137
9,481	Copart, Inc.*	1,189,581
6,483	IAA, Inc.*	247,975
515	MSA Safety, Inc.	68,341
9,327	Rollins, Inc.	326,911
2,957	Waste Management, Inc.	468,684

		3,868,629

Communications Equipment (0.2%):
9,814	Arista Networks, Inc.*	1,363,950
11,244	CommScope Holding Co., Inc.*	88,603
196	Ubiquiti, Inc.^	57,067

		1,509,620

Consumer Finance (0.5%):
17,867	American Express Co.	3,341,129
1	Credit Acceptance Corp.*	550
7,152	Discover Financial Services	788,079
4,369	Synchrony Financial	152,085

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
2,145	Upstart Holdings, Inc.*	$233,998

		4,515,841

Containers & Packaging (0.1%):
2,034	Avery Dennison Corp.	353,855
4,424	Ball Corp.	398,160
643	Crown Holdings, Inc.	80,433
2,841	Graphic Packaging Holding Co.	56,934
3,395	Sealed Air Corp.	227,329

		1,116,711

Distributors (0.1%):
1,809	Pool Corp.	764,936

Diversified Consumer Services (0.1%):
2,132	Bright Horizons Family Solutions, Inc.*	282,895
4,314	Chegg, Inc.*	156,512
3,065	Frontdoor, Inc.*	91,490
6,120	H&R Block, Inc.	159,365
1,935	Mister Car Wash, Inc.*	28,619

		718,881

Diversified Financial Services (0.1%):
10,711	Apollo Global Management, Inc.	663,975

Electric Utilities (0.0%†):
4,870	NRG Energy, Inc.	186,813

Electrical Equipment (0.3%):
1,071	Fluence Energy, Inc.*^	14,041
2,783	Generac Holdings, Inc.*	827,274
23,453	Plug Power, Inc.*^	670,990
700	Regal Rexnord Corp.	104,146
3,188	Rockwell Automation, Inc.	892,736
14,795	Vertiv Holdings Co.	207,130

		2,716,317

Electronic Equipment, Instruments & Components (0.6%):
19,148	Amphenol Corp., Class A	1,442,802
6,130	CDW Corp.	1,096,596
8,044	Cognex Corp.	620,594
977	Coherent, Inc.*	267,073
11,935	Corning, Inc.	440,521
163	IPG Photonics Corp.*	17,891
5,070	Jabil, Inc.	312,971
3,689	Keysight Technologies, Inc.*	582,751
3,924	Vontier Corp.	99,630
2,467	Zebra Technologies Corp., Class A*	1,020,598

		5,901,427

Energy Equipment & Services (0.0%†):
1,722	Halliburton Co.	65,212

Entertainment (1.1%):
2,380	Live Nation Entertainment, Inc.*	279,983
226	Madison Square Garden Sports Corp., Class A*	40,535
19,683	Netflix, Inc.*	7,373,055
5,166	Playtika Holding Corp.*	99,859
5,447	Roku, Inc.*	682,346
16,737	Skillz, Inc.*^	50,211
6,325	Spotify Technology SA*	955,201
1,024	Take-Two Interactive Software, Inc.*	157,430
4,268	Walt Disney Co. (The)*	585,399
1,409	World Wrestling Entertainment, Inc., Class A	87,978
24,272	Zynga, Inc.*	224,273

		10,536,270

Equity Real Estate Investment Trusts (1.7%):
20,568	American Tower Corp.	5,167,093

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
19,543	Crown Castle International Corp.	$3,607,638
2,868	Equinix, Inc.	2,126,966
4,448	Equity Lifestyle Properties, Inc.	340,183
606	Extra Space Storage, Inc.	124,594
9,279	Iron Mountain, Inc.	514,149
3,412	Lamar Advertising Co., Class A	396,406
5,256	Public Storage	2,051,312
869	SBA Communications Corp.	299,023
12,800	Simon Property Group, Inc.	1,683,968

		16,311,332

Food & Staples Retailing (1.3%):
18,838	Costco Wholesale Corp.	10,847,862
23,381	Sysco Corp.	1,909,059

		12,756,921

Food Products (0.2%):
2,369	Beyond Meat, Inc.*^	114,446
451	Darling Ingredients, Inc.*	36,251
1,921	Freshpet, Inc.*	197,171
5,701	Hershey Co. (The)	1,235,008
4,983	Kellogg Co.	321,354
1,903	Lamb Weston Holdings, Inc.	114,009
1,200	Pilgrim’s Pride Corp.*	30,120

		2,048,359

Health Care Equipment & Supplies (2.7%):
39,580	Abbott Laboratories	4,684,689
2,034	ABIOMED, Inc.*	673,742
3,536	Align Technology, Inc.*	1,541,696
1,513	Danaher Corp.	443,808
4,373	Dexcom, Inc.*	2,237,227
28,334	Edwards Lifesciences Corp.*	3,335,478
824	Figs, Inc., Class A*	17,733
437	Globus Medical, Inc.*	32,242
3,824	IDEXX Laboratories, Inc.*	2,091,957
3,033	Insulet Corp.*	807,961
16,146	Intuitive Surgical, Inc.*	4,870,925
1,683	Masimo Corp.*	244,944
4,583	Novocure, Ltd.*	379,702
1,532	Penumbra, Inc.*	340,303
5,870	ResMed, Inc.	1,423,534
547	STERIS plc	132,248
6,855	Stryker Corp.	1,832,684
2,793	Tandem Diabetes Care, Inc.*	324,798
428	Teleflex, Inc.	151,867
3,363	West Pharmaceutical Services, Inc.	1,381,218

		26,948,756

Health Care Providers & Services (0.7%):
7,381	agilon health, Inc.*	187,108
1,378	Amedisys, Inc.*	237,416
7,364	Cardinal Health, Inc.	417,539
212	Chemed Corp.	107,389
2,029	DaVita, Inc.*	229,500
2,578	Encompass Health Corp.	183,322
3,691	Guardant Health, Inc.*	244,492
11,183	HCA Healthcare, Inc.	2,802,683
962	McKesson Corp.	294,497
442	Molina Healthcare, Inc.*	147,447
4,334	Oak Street Health, Inc.*	116,498
2,923	UnitedHealth Group, Inc.	1,490,642

		6,458,533

Health Care Technology (0.1%):
3,780	Certara, Inc.*	81,194
6,278	Veeva Systems, Inc., Class A*	1,333,824

		1,415,018

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.2%):
1,866	Booking Holdings, Inc.*	$4,382,208
929	Boyd Gaming Corp.	61,110
5,560	Caesars Entertainment, Inc.*	430,122
1,291	Chipotle Mexican Grill, Inc.*	2,042,401
1,574	Choice Hotels International, Inc.	223,130
1,658	Churchill Downs, Inc.	367,711
3,819	Darden Restaurants, Inc.	507,736
1,106	Domino’s Pizza, Inc.	450,153
13,846	DraftKings, Inc., Class A*^	269,582
6,653	Expedia Group, Inc.*	1,301,792
8,347	Hilton Worldwide Holdings, Inc.*	1,266,574
15,138	Las Vegas Sands Corp.*	588,414
12,344	Marriott International, Inc., Class A*	2,169,458
6,053	McDonald’s Corp.	1,496,786
489	Penn National Gaming, Inc.*	20,743
2,576	Planet Fitness, Inc., Class A*	217,620
898	Six Flags Entertainment Corp.*	39,063
52,456	Starbucks Corp.	4,771,922
2,426	Travel + Leisure Co.	140,562
1,819	Vail Resorts, Inc.	473,431
8,468	Wendy’s Co. (The)	186,042
2,617	Wyndham Hotels & Resorts, Inc.	221,634
4,555	Wynn Resorts, Ltd.*	363,216
1,598	Yum China Holdings, Inc.	66,381
1,009	Yum! Brands, Inc.	119,597

		22,177,388

Household Durables (0.2%):
6,234	DR Horton, Inc.	464,495
97	NVR, Inc.*	433,325
3,344	PulteGroup, Inc.	140,114
8,259	Tempur Sealy International, Inc.	230,591
1,906	Toll Brothers, Inc.	89,620
1,174	TopBuild Corp.*	212,952

		1,571,097

Household Products (0.3%):
419	Church & Dwight Co., Inc.	41,640
4,571	Clorox Co. (The)	635,506
20,183	Colgate-Palmolive Co.	1,530,477
7,732	Kimberly-Clark Corp.	952,273

		3,159,896

Independent Power and Renewable Electricity Producers (0.0%†):
1,064	Brookfield Renewable Corp., Class A	46,603

Industrial Conglomerates (0.2%):
3,772	3M Co.	561,575
876	Carlisle Cos., Inc.	215,426
6,806	Honeywell International, Inc.	1,324,312

		2,101,313

Insurance (0.3%):
79	Alleghany Corp.*	66,913
5,859	Aon plc, Class A	1,907,866
4,086	Arch Capital Group, Ltd.*	197,844
542	Brown & Brown, Inc.	39,170
823	Erie Indemnity Co., Class A	144,955
453	Everest Re Group, Ltd.	136,525
246	GoHealth, Inc., Class A*	290
1,147	Lincoln National Corp.	74,968
116	Markel Corp.*	171,128
2,827	Marsh & McLennan Cos., Inc.	481,778
922	RenaissanceRe Holdings, Ltd.	146,146

		3,367,583

Interactive Media & Services (9.0%):
11,814	Alphabet, Inc., Class A*	32,858,869
10,862	Alphabet, Inc., Class C*	30,337,457

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
12,854	Match Group, Inc.*	$1,397,744
105,180	Meta Platforms, Inc., Class A*	23,387,825
26,108	Pinterest, Inc., Class A*	642,518
3,322	TripAdvisor, Inc.*	90,093
3,869	Twitter, Inc.*	149,691
6,103	Vimeo, Inc.*	72,504

		88,936,701

Internet & Direct Marketing Retail (6.9%):
19,793	Amazon.com, Inc.*	64,524,191
5,654	DoorDash, Inc., Class A*	662,592
28,532	eBay, Inc.	1,633,742
5,705	Etsy, Inc.*	709,018
1,972	Wayfair, Inc., Class A*	218,458

		67,748,001

IT Services (6.4%):
23,302	Accenture plc, Class A	7,858,133
17,612	Automatic Data Processing, Inc.	4,007,435
21,741	Block, Inc.*	2,948,080
4,762	Broadridge Financial Solutions, Inc.	741,491
2,457	EPAM Systems, Inc.*	728,771
1,639	Euronet Worldwide, Inc.*	213,316
1,853	Fiserv, Inc.*	187,894
861	FleetCor Technologies, Inc.*	214,441
3,632	Gartner, Inc.*	1,080,375
487	Genpact, Ltd.	21,189
558	GoDaddy, Inc., Class A*	46,705
824	Jack Henry & Associates, Inc.	162,369
39,367	Mastercard, Inc., Class A	14,068,978
2,890	MongoDB, Inc.*	1,281,975
5,714	Okta, Inc.*	862,585
12,666	Paychex, Inc.	1,728,529
53,553	PayPal Holdings, Inc.*	6,193,404
13,893	Sabre Corp.*	158,797
1,890	Shift4 Payments, Inc., Class A*	117,048
8,680	Snowflake, Inc., Class A*	1,988,848
9,959	StoneCo, Ltd., Class A*	116,520
4,707	Switch, Inc., Class A	145,070
4,267	Teradata Corp.*	210,320
2,076	Twilio, Inc., Class A*	342,146
75,669	Visa, Inc., Class A	16,781,114
4,653	Western Union Co. (The.)	87,197
1,271	WEX, Inc.*	226,810
2,212	Wix.com, Ltd.*	231,066

		62,750,606

Leisure Products (0.1%):
529	Brunswick Corp.	42,791
16,655	Mattel, Inc.*	369,908
13,888	Peloton Interactive, Inc., Class A*	366,921
1,848	Polaris, Inc.	194,631
3,789	YETI Holdings, Inc.*	227,264

		1,201,515

Life Sciences Tools & Services (1.2%):
3,558	10X Genomics, Inc., Class A*	270,657
4,404	Adaptive Biotechnologies Corp.*	61,127
12,245	Agilent Technologies, Inc.	1,620,381
27,572	Avantor, Inc.*	932,485
1,769	Bio-Techne Corp.	766,048
4,650	Bruker Corp.	298,995
2,097	Charles River Laboratories International, Inc.*	595,485
6,653	Illumina, Inc.*	2,324,558
4,321	IQVIA Holdings, Inc.*	999,058
5,052	Maravai LifeSciences Holdings, Inc., Class A*	178,184
1,027	Mettler-Toledo International, Inc.*	1,410,266

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,272	Sotera Health Co.*	$92,532
561	Syneos Health, Inc.*	45,413
1,644	Thermo Fisher Scientific, Inc.	971,029
2,548	Waters Corp.*	790,874

		11,357,092

Machinery (1.5%):
325	AGCO Corp.	47,460
3,903	Allison Transmission Holdings, Inc.	153,232
21,257	Caterpillar, Inc.	4,736,485
12,709	Deere & Co.	5,280,081
840	Donaldson Co., Inc.	43,621
4,688	Graco, Inc.	326,847
12,856	Illinois Tool Works, Inc.	2,692,046
2,550	Lincoln Electric Holdings, Inc.	351,416
710	Middleby Corp. (The)*	116,398
526	Nordson Corp.	119,444
921	Parker-Hannifin Corp.	261,343
4,568	Toro Co. (The)	390,518
5,166	Xylem, Inc.	440,453

		14,959,344

Media (0.3%):
6,699	Altice USA, Inc., Class A*	83,604
134	Cable One, Inc.	196,208
5,198	Charter Communications, Inc., Class A*	2,835,613
149	Nexstar Media Group, Inc., Class A	28,083

		3,143,508

Metals & Mining (0.1%):
19,409	Freeport-McMoRan, Inc.	965,404
3,531	Southern Copper Corp.	268,003
1,838	Steel Dynamics, Inc.	153,344

		1,386,751

Multiline Retail (0.3%):
4,559	Dollar General Corp.	1,014,970
3,923	Nordstrom, Inc.^	106,352
9,780	Target Corp.	2,075,512

		3,196,834

Oil, Gas & Consumable Fuels (0.5%):
10,739	Cheniere Energy, Inc.	1,488,962
258	Continental Resources, Inc.	15,823
6,132	Coterra Energy, Inc.	165,380
3,889	Diamondback Energy, Inc.	533,104
3,211	EOG Resources, Inc.	382,848
712	Hess Corp.	76,213
1,407	New Fortress Energy, Inc.	59,952
5,215	Occidental Petroleum Corp.	295,899
4,364	Pioneer Natural Resources Co.	1,091,131
278	Texas Pacific Land Corp.	375,887

		4,485,199

Paper & Forest Products (0.0%†):
513	Louisiana-Pacific Corp.	31,868

Personal Products (0.3%):
10,500	Estee Lauder Cos., Inc. (The), Class A	2,859,360
875	Herbalife Nutrition, Ltd.*	26,565
1,248	Olaplex Holdings, Inc.*	19,506

		2,905,431

Pharmaceuticals (1.4%):
1,785	Catalent, Inc.*	197,956
30,518	Eli Lilly & Co.	8,739,440
1,856	Horizon Therapeutics plc*	195,270
9,223	Royalty Pharma plc, Class A	359,328

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
20,495	Zoetis, Inc.	$3,865,152

		13,357,146

Professional Services (0.4%):
6,046	Booz Allen Hamilton Holding Corp.	531,081
13,887	CoStar Group, Inc.*	925,013
2,081	Equifax, Inc.	493,405
2,591	Legalzoom.com, Inc.*	36,637
4,454	Robert Half International, Inc.	508,558
5,820	TransUnion	601,439
4,523	Verisk Analytics, Inc.	970,771

		4,066,904

Real Estate Management & Development (0.1%):
931	CBRE Group, Inc., Class A*	85,205
4,047	Opendoor Technologies, Inc.*	35,007
2,794	Zillow Group, Inc., Class A*	134,755
7,581	Zillow Group, Inc., Class C*^	373,667

		628,634

Road & Rail (1.0%):
3,389	J.B. Hunt Transport Services, Inc.	680,477
1,460	Landstar System, Inc.	220,212
13,604	Lyft, Inc., Class A*	522,394
4,284	Old Dominion Freight Line, Inc.	1,279,545
997	TuSimple Holdings, Inc., Class A*	12,164
63,543	Uber Technologies, Inc.*	2,267,214
18,516	Union Pacific Corp.	5,058,756

		10,040,762

Semiconductors & Semiconductor Equipment (8.5%):
74,455	Advanced Micro Devices, Inc.*	8,140,910
1,997	Allegro MicroSystems, Inc.*	56,715
9,523	Analog Devices, Inc.	1,573,009
40,419	Applied Materials, Inc.	5,327,224
2,846	Azenta, Inc.	235,876
18,408	Broadcom, Inc.	11,591,149
5,971	Enphase Energy, Inc.*	1,204,828
6,180	Entegris, Inc.	811,187
1,299	GLOBALFOUNDRIES, Inc.*	81,084
6,909	KLA Corp.	2,529,108
6,380	Lam Research Corp.	3,429,952
20,861	Microchip Technology, Inc.	1,567,495
7,022	Micron Technology, Inc.	546,944
2,126	MKS Instruments, Inc.	318,900
2,103	Monolithic Power Systems, Inc.	1,021,385
109,152	NVIDIA Corp.	29,783,215
3,743	NXP Semiconductors NV	692,754
10,675	ON Semiconductor Corp.*	668,362
51,410	Qualcomm, Inc.	7,856,476
3,571	Skyworks Solutions, Inc.	475,943
7,481	Teradyne, Inc.	884,479
26,096	Texas Instruments, Inc.	4,788,094
1,946	Universal Display Corp.	324,885

		83,909,974

Software (17.6%):
21,486	Adobe, Inc.*	9,789,451
2,744	Alteryx, Inc., Class A*	196,278
6,829	Anaplan, Inc.*	444,226
1,647	ANSYS, Inc.*	523,170
3,089	Aspen Technology, Inc.*	510,828
6,280	Atlassian Corp. plc, Class A*	1,845,252
10,053	Autodesk, Inc.*	2,154,861
3,896	Avalara, Inc.*	387,691
6,712	Bentley Systems, Inc., Class B	296,536
4,207	Bill.com Holdings, Inc.*	954,106
12,635	Cadence Design Systems, Inc.*	2,077,952
419	CDK Global, Inc.	20,397

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
2,181	Citrix Systems, Inc.	$220,063
11,352	Cloudflare, Inc., Class A*	1,358,834
3,441	Coupa Software, Inc.*	349,709
9,117	Crowdstrike Holdings, Inc., Class A*	2,070,288
11,635	Datadog, Inc., Class A*	1,762,353
8,841	DocuSign, Inc.*	947,048
2,438	DoubleVerify Holdings, Inc.*	61,364
13,606	Dropbox, Inc., Class A*	316,339
562	Duck Creek Technologies, Inc.*	12,431
8,766	Dynatrace, Inc.*	412,879
3,366	Elastic NV*	299,406
1,812	Everbridge, Inc.*	79,076
1,136	Fair Isaac Corp.*	529,899
2,879	Five9, Inc.*	317,842
6,094	Fortinet, Inc.*	2,082,564
1,805	Globant SA*	473,036
2,088	HubSpot, Inc.*	991,675
1,136	Informatica, Inc.*	22,425
12,098	Intuit, Inc.	5,817,202
2,228	Jamf Holding Corp.*	77,557
3,182	Mandiant, Inc.*	70,990
1,586	Manhattan Associates, Inc.*	219,994
343,682	Microsoft Corp.	105,960,597
2,095	nCino, Inc.*	85,853
2,421	New Relic, Inc.*	161,916
6,466	NortonLifeLock, Inc.	171,478
10,463	Nutanix, Inc., Class A*	280,618
68,517	Oracle Corp.	5,668,411
76,373	Palantir Technologies, Inc., Class A*	1,048,601
4,406	Palo Alto Networks, Inc.*	2,742,779
2,226	Paycom Software, Inc.*	771,042
2,153	Paycor HCM, Inc.*^	62,674
1,893	Paylocity Holding Corp.*	389,523
1,841	Pegasystems, Inc.	148,477
2,022	Procore Technologies, Inc.*	117,195
4,665	PTC, Inc.*	502,514
3,562	RingCentral, Inc., Class A*	417,502
8,176	Salesforce, Inc.*	1,735,928
9,103	ServiceNow, Inc.*	5,069,370
5,849	Smartsheet, Inc., Class A*	320,408
7,131	Splunk, Inc.*	1,059,738
4,397	Synopsys, Inc.*	1,465,388
19,828	The Trade Desk, Inc., Class A*	1,373,089
1,582	Tyler Technologies, Inc.*	703,816
7,048	Unity Software, Inc.*	699,232
3,911	VMware, Inc., Class A	445,346
8,797	Workday, Inc., Class A*	2,106,530
5,541	Zendesk, Inc.*	666,527
9,948	Zoom Video Communications, Inc., Class A*	1,166,204
3,663	Zscaler, Inc.*	883,809

		173,918,287

Specialty Retail (3.3%):
195	AutoZone, Inc.*	398,693
6,367	Bath & Body Works, Inc.	304,343
2,460	Best Buy Co., Inc.	223,614
2,829	Burlington Stores, Inc.*	515,359
797	CarMax, Inc.*	76,895
3,615	Carvana Co.*	431,233
2,414	Five Below, Inc.*	382,305
4,723	Floor & Decor Holdings, Inc., Class A*	382,563
3,031	GameStop Corp., Class A*	504,904
47,626	Home Depot, Inc. (The)	14,255,891
6,516	Leslie’s, Inc.*	126,150
133	Lithia Motors, Inc.	39,916

Shares		Value
Common Stocks, continued
Specialty Retail, continued
30,745	Lowe’s Cos., Inc.	$6,216,331
914	O’Reilly Automotive, Inc.*	626,053
789	RH*	257,285
15,929	Ross Stores, Inc.	1,440,937
54,386	TJX Cos., Inc. (The)	3,294,704
5,154	Tractor Supply Co.	1,202,789
2,400	Ulta Beauty, Inc.*	955,728
2,169	Victoria’s Secret & Co.*	111,400
1,529	Vroom, Inc.*	4,067
2,479	Williams-Sonoma, Inc.	359,455

		32,110,615

Technology Hardware, Storage & Peripherals (12.7%):
703,914	Apple, Inc.	122,910,424
5,971	Dell Technologies, Inc., Class C*	299,684
17,094	HP, Inc.	620,512
1,564	NCR Corp.*	62,857
6,520	NetApp, Inc.	541,160
11,777	Pure Storage, Inc., Class A*	415,846

		124,850,483

Textiles, Apparel & Luxury Goods (1.0%):
304	Columbia Sportswear Co.	27,521
98	Deckers Outdoor Corp.*	26,830
9,253	Hanesbrands, Inc.	137,777
5,244	Lululemon Athletica, Inc.*	1,915,266
56,463	NIKE, Inc., Class B	7,597,661
734	Skechers U.S.A., Inc., Class A*	29,918
717	Tapestry, Inc.	26,637
9,235	VF Corp.	525,102

		10,286,712

Thrifts & Mortgage Finance (0.0%†):
7,761	Rocket Cos., Inc., Class A^	86,302

Tobacco (0.2%):
46,247	Altria Group, Inc.	2,416,406

Trading Companies & Distributors (0.3%):
1,233	Core & Main, Inc., Class A*^	29,826
23,120	Fastenal Co.	1,373,328
1,053	SiteOne Landscape Supply, Inc.*	170,260
1,138	United Rentals, Inc.*	404,229
1,738	W.W. Grainger, Inc.	896,442

		2,874,085

Total Common Stocks (Cost $397,803,784)		980,486,108

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.2%):
2,216,060	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	2,216,060

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,216,060)		2,216,060

Shares		Value
Unaffiliated Investment Company (0.6%):

Money Markets (0.6%):
5,644,502	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(b)	5,644,502

Total Unaffiliated Investment Company (Cost $5,644,502)		5,644,502

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares	Value
Total Investment Securities (Cost $405,664,346) - 100.3%	$988,346,670
Net other assets (liabilities) - (0.3)%	(2,520,768)

Net Assets - 100.0%	$985,825,902

Percentages indicated are based on net assets as of March 31, 2022.

* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $2,119,028.
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(b) The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	6/17/22	16	$4,758,000	$584,103
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	5	1,132,688	70,293

				$654,396

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (2.5%):
29,373	Boeing Co. (The)*	$5,624,929
1,432	BWX Technologies, Inc.	77,128
2,139	Curtiss-Wright Corp.	321,192
13,579	General Dynamics Corp.	3,274,983
1,640	HEICO Corp.	251,806
2,988	HEICO Corp., Class A	378,968
4,683	Hexcel Corp.	278,498
19,027	Howmet Aerospace, Inc.	683,830
2,107	Huntington Ingalls Industries, Inc.	420,220
10,710	L3harris Technologies, Inc.	2,661,114
1,652	Lockheed Martin Corp.	729,193
2,886	Mercury Systems, Inc.*	186,003
7,329	Northrop Grumman Corp.	3,277,675
82,109	Raytheon Technologies Corp.	8,134,539
3,830	Spirit AeroSystems Holdings, Inc., Class A	187,249
12,138	Textron, Inc.	902,824
2,026	TransDigm Group, Inc.*	1,320,020
180	Virgin Galactic Holdings, Inc.*	1,778

		28,711,949

Air Freight & Logistics (0.2%):
5,694	C.H. Robinson Worldwide, Inc.	613,301
2,511	Expeditors International of Washington, Inc.	259,035
7,644	FedEx Corp.	1,768,745
803	GXO Logistics, Inc.*	57,286
803	XPO Logistics, Inc.*	58,458

		2,756,825

Airlines (0.3%):
7,030	Alaska Air Group, Inc.*	407,810
35,823	American Airlines Group, Inc.*	653,770
1,589	Copa Holdings SA, Class A*^	132,904
16,728	JetBlue Airways Corp.*	250,084
32,700	Southwest Airlines Co.*	1,497,660
17,623	United Airlines Holdings, Inc.*	817,002

		3,759,230

Auto Components (0.3%):
12,028	Aptiv plc*	1,439,872
13,116	BorgWarner, Inc.	510,212
12,840	Gentex Corp.	374,543
3,320	Lear Corp.	473,399
3,982	QuantumScape Corp.*^	79,600

		2,877,626

Automobiles (0.7%):
213,899	Ford Motor Co.	3,617,032
75,568	General Motors Co.*	3,305,344
8,201	Harley-Davidson, Inc.	323,120
6,186	Rivian Automotive, Inc.*	310,785
1,546	Thor Industries, Inc.^	121,670

		7,677,951

Banks (7.5%):
390,028	Bank of America Corp.	16,076,954
2,294	Bank of Hawaii Corp.	192,513
6,598	Bank OZK	281,735
1,587	BOK Financial Corp.	149,099
108,825	Citigroup, Inc.	5,811,255
18,919	Citizens Financial Group, Inc.	857,598
7,045	Comerica, Inc.	637,079
6,095	Commerce Bancshares, Inc.	436,341
3,146	Cullen/Frost Bankers, Inc.	435,438
7,840	East West Bancorp, Inc.	619,517
18,027	F.N.B. Corp.	224,436
37,209	Fifth Third Bancorp	1,601,475

Shares		Value
Common Stocks, continued
Banks, continued
685	First Citizens BancShares, Inc., Class A	$455,936
6,558	First Hawaiian, Inc.	182,903
28,529	First Horizon Corp.	670,146
9,862	First Republic Bank	1,598,630
77,930	Huntington Bancshares, Inc.	1,139,337
161,061	JPMorgan Chase & Co.	21,955,836
50,477	KeyCorp	1,129,675
7,021	M&T Bank Corp.	1,190,060
6,557	PacWest Bancorp	282,803
23,578	People’s United Financial, Inc.	471,324
4,209	Pinnacle Financial Partners, Inc.	387,565
23,366	PNC Financial Services Group, Inc. (The)	4,309,859
4,330	Popular, Inc.	353,934
4,896	Prosperity Bancshares, Inc.	339,685
52,358	Regions Financial Corp.	1,165,489
3,295	Signature Bank	967,050
3,101	SVB Financial Group*	1,734,854
7,504	Synovus Financial Corp.	367,696
72,729	Truist Financial Corp.	4,123,734
73,469	U.S. Bancorp	3,904,877
12,073	Umpqua Holdings Corp.	227,697
9,845	Webster Financial Corp.	552,501
213,303	Wells Fargo & Co.	10,336,663
2,592	Western Alliance Bancorp	214,669
3,120	Wintrust Financial Corp.	289,942
8,143	Zions Bancorp	533,855

		86,210,160

Beverages (0.9%):
1,395	Brown-Forman Corp., Class A	87,522
5,190	Brown-Forman Corp., Class B	347,834
62,613	Coca-Cola Co. (The)	3,882,006
8,516	Constellation Brands, Inc., Class C	1,961,405
38,163	Keurig Dr Pepper, Inc.	1,446,378
9,863	Molson Coors Brewing Co., Class B	526,487
1,633	Monster Beverage Corp.*	130,476
12,826	PepsiCo, Inc.	2,146,816

		10,528,924

Biotechnology (1.3%):
5,419	Amgen, Inc.	1,310,423
8,077	Biogen, Inc.*	1,701,016
9,878	BioMarin Pharmaceutical, Inc.*	761,594
784	Exact Sciences Corp.*	54,817
3,118	Exelixis, Inc.*	70,685
68,857	Gilead Sciences, Inc.	4,093,549
1,234	Incyte Corp.*	98,004
498	Ionis Pharmaceuticals, Inc.*	18,446
6,199	Iovance Biotherapeutics, Inc.*	103,213
448	Mirati Therapeutics, Inc.*	36,835
243	Natera, Inc.*	9,885
4,990	Regeneron Pharmaceuticals, Inc.*	3,485,116
143	Repligen Corp.*	26,897
2,752	Sage Therapeutics, Inc.*	91,091
880	Seagen, Inc.*	126,764
1,019	Ultragenyx Pharmaceutical, Inc.*	74,000
2,353	United Therapeutics Corp.*	422,152
8,326	Vertex Pharmaceuticals, Inc.*	2,172,836

		14,657,323

Building Products (0.7%):
7,296	A.O. Smith Corp.	466,141
1,310	Allegion plc	143,812
1,486	Armstrong World Industries, Inc.	133,755
3,014	AZEK Co., Inc. (The)*	74,868
10,492	Builders FirstSource, Inc.*	677,154

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
24,635	Carrier Global Corp.	$1,130,007
5,565	Fortune Brands Home & Security, Inc.	413,368
38,214	Johnson Controls International plc	2,505,692
1,844	Lennox International, Inc.	475,494
13,176	Masco Corp.	671,976
5,523	Owens Corning	505,355
6,446	Trane Technologies plc	984,304

		8,181,926

Capital Markets (4.8%):
2,319	Affiliated Managers Group, Inc.	326,863
2,692	Ameriprise Financial, Inc.	808,569
738	Ares Management Corp., Class A	59,948
40,661	Bank of New York Mellon Corp. (The)	2,018,005
7,841	BlackRock, Inc., Class A+	5,991,857
8,676	Carlyle Group, Inc. (The)	424,343
5,973	Cboe Global Markets, Inc.	683,431
82,496	Charles Schwab Corp. (The)	6,955,238
19,618	CME Group, Inc.	4,666,338
1,943	Evercore, Inc., Class A	216,295
263	FactSet Research Systems, Inc.	114,182
16,032	Franklin Resources, Inc.	447,613
16,877	Goldman Sachs Group, Inc. (The)	5,571,098
4,505	Interactive Brokers Group, Inc., Class A	296,925
30,623	Intercontinental Exchange, Inc.	4,045,911
19,052	Invesco, Ltd.	439,339
8,854	Janus Henderson Group plc	310,067
30,496	KKR & Co., Inc., Class A	1,783,101
5,849	Lazard, Ltd., Class A^	201,791
469	Moody’s Corp.	158,245
72,525	Morgan Stanley	6,338,685
171	Morningstar, Inc.	46,712
1,257	MSCI, Inc., Class A	632,120
6,337	Nasdaq, Inc.	1,129,253
11,129	Northern Trust Corp.	1,295,972
9,664	Raymond James Financial, Inc.	1,062,170
9,634	S&P Global, Inc.	3,951,674
5,940	SEI Investments Co.	357,647
20,032	State Street Corp.	1,745,188
5,529	Stifel Financial Corp.	375,419
8,424	T. Rowe Price Group, Inc.	1,273,625
5,651	Tradeweb Markets, Inc., Class A	496,553
4,556	Virtu Financial, Inc., Class A	169,574

		54,393,751

Chemicals (2.0%):
12,198	Air Products & Chemicals, Inc.	3,048,402
6,317	Albemarle Corp.	1,397,005
2,886	Ashland Global Holdings, Inc.	284,011
9,285	Axalta Coating Systems, Ltd.*	228,225
3,894	Celanese Corp.	556,336
11,859	CF Industries Holdings, Inc.	1,222,188
4,833	Chemours Co. (The)	152,143
40,278	Corteva, Inc.	2,315,179
37,463	Dow, Inc.	2,387,142
28,346	DuPont de Nemours, Inc.	2,085,699
7,309	Eastman Chemical Co.	819,047
1,700	Ecolab, Inc.	300,152
12,271	Element Solutions, Inc.	268,735
5,177	FMC Corp.	681,138
11,568	Huntsman Corp.	433,916
13,940	International Flavors & Fragrances, Inc.	1,830,740
12,331	Lyondellbasell Industries NV	1,267,873
20,054	Mosaic Co. (The)	1,333,591
309	NewMarket Corp.	100,233

Shares		Value
Common Stocks, continued
Chemicals, continued
7,442	Olin Corp.	$389,068
7,423	PPG Industries, Inc.	972,933
2,865	RPM International, Inc.	233,326
9,693	Valvoline, Inc.	305,911
1,334	Westlake Corp.	164,616

		22,777,609

Commercial Services & Supplies (0.5%):
10,882	ADT, Inc.	82,594
342	Cintas Corp.	145,484
2,659	Clean Harbors, Inc.*	296,851
3,136	Driven Brands Holdings, Inc.*	82,414
1,329	MSA Safety, Inc.	176,358
11,472	Republic Services, Inc.	1,520,040
722	Rollins, Inc.	25,306
4,811	Stericycle, Inc.*	283,464
19,392	Waste Management, Inc.	3,073,632

		5,686,143

Communications Equipment (1.6%):
1,292	Arista Networks, Inc.*	179,562
8,667	Ciena Corp.*	525,480
231,804	Cisco Systems, Inc.	12,925,391
3,348	F5, Inc.*	699,565
17,044	Juniper Networks, Inc.	633,355
3,984	Lumentum Holdings, Inc.*	388,838
9,164	Motorola Solutions, Inc.	2,219,521
4,027	ViaSat, Inc.*	196,518

		17,768,230

Construction & Engineering (0.2%):
7,383	AECOM	567,088
3,097	MasTec, Inc.*	269,749
7,894	Quanta Services, Inc.	1,038,929
1,082	Valmont Industries, Inc.	258,165

		2,133,931

Construction Materials (0.3%):
2,059	Eagle Materials, Inc., Class A	264,293
3,422	Martin Marietta Materials, Inc.	1,317,093
7,168	Vulcan Materials Co.	1,316,762

		2,898,148

Consumer Finance (0.7%):
18,504	Ally Financial, Inc.	804,554
12,204	American Express Co.	2,282,148
22,534	Capital One Financial Corp.	2,958,489
394	Credit Acceptance Corp.*^	216,846
7,243	Discover Financial Services	798,106
5,753	OneMain Holdings, Inc.	272,750
16,110	SLM Corp.	295,780
23,329	Synchrony Financial	812,082

		8,440,755

Containers & Packaging (0.7%):
82,567	Amcor plc	935,484
3,592	AptarGroup, Inc.	422,060
3,918	Ardagh Metal Packaging SA*	31,853
2,203	Avery Dennison Corp.	383,256
12,217	Ball Corp.	1,099,530
7,175	Berry Global Group, Inc.*	415,863
5,998	Crown Holdings, Inc.	750,290
12,029	Graphic Packaging Holding Co.	241,061
21,115	International Paper Co.	974,457
5,054	Packaging Corp. of America	788,980
3,723	Sealed Air Corp.	249,292
4,453	Silgan Holdings, Inc.	205,862
5,208	Sonoco Products Co.	325,813
14,432	Westrock Co.	678,737

		7,502,538

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Distributors (0.1%):
7,626	Genuine Parts Co.	$961,029
14,959	LKQ Corp.	679,288

		1,640,317

Diversified Consumer Services (0.1%):
749	Bright Horizons Family Solutions, Inc.*	99,385
2,055	Chegg, Inc.*	74,555
1,725	Frontdoor, Inc.*	51,491
2,275	Grand Canyon Education, Inc.*	220,925
1,972	H&R Block, Inc.	51,351
490	Mister Car Wash, Inc.*	7,247
8,785	Service Corp. International	578,229
6,890	Terminix Global Holdings, Inc.*	314,391

		1,397,574

Diversified Financial Services (3.3%):
7,147	Apollo Global Management, Inc.	443,042
100,613	Berkshire Hathaway, Inc., Class B*	35,507,334
19,194	Equitable Holdings, Inc.	593,287
11,851	Jefferies Financial Group, Inc.	389,305
6,146	Voya Financial, Inc.	407,787

		37,340,755

Diversified Telecommunication Services (1.9%):
391,816	AT&T, Inc.	9,258,612
56,070	Lumen Technologies, Inc.^	631,909
230,475	Verizon Communications, Inc.	11,740,397

		21,630,918

Electric Utilities (3.3%):
13,623	Alliant Energy Corp.	851,165
27,540	American Electric Power Co., Inc.	2,747,666
3,053	Avangrid, Inc.	142,697
17,563	Constellation Energy Corp.	987,919
42,060	Duke Energy Corp.	4,696,420
20,530	Edison International	1,439,153
10,849	Entergy Corp.	1,266,621
12,468	Evergy, Inc.	852,063
18,765	Eversource Energy	1,654,885
53,904	Exelon Corp.	2,567,447
29,547	FirstEnergy Corp.	1,355,025
5,803	Hawaiian Electric Industries, Inc.	245,525
2,663	IDACORP, Inc.	307,204
107,563	NextEra Energy, Inc.	9,111,662
7,255	NRG Energy, Inc.	278,302
11,130	OGE Energy Corp.	453,881
109,748	PG&E Corp.*	1,310,391
6,137	Pinnacle West Capital Corp.	479,300
40,724	PPL Corp.	1,163,077
57,872	Southern Co. (The)	4,196,299
29,510	Xcel Energy, Inc.	2,129,737

		38,236,439

Electrical Equipment (1.0%):
1,934	Acuity Brands, Inc.	366,106
12,572	AMETEK, Inc.	1,674,339
12,581	ChargePoint Holdings, Inc.*^	250,110
21,742	Eaton Corp. plc	3,299,566
32,777	Emerson Electric Co.	3,213,785
2,978	Hubbell, Inc.	547,267
8,871	nVent Electric plc	308,534
3,019	Regal Rexnord Corp.	449,167
2,558	Rockwell Automation, Inc.	716,317
8,413	Sensata Technologies Holding plc*	427,801
5,552	Shoals Technologies Group, Inc., Class A*	94,606
11,468	Sunrun, Inc.*	348,283

		11,695,881

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.6%):
9,310	Amphenol Corp., Class A	$701,509
3,568	Arrow Electronics, Inc.*	423,272
5,385	Avnet, Inc.	218,577
113	Coherent, Inc.*	30,890
27,937	Corning, Inc.	1,031,155
3,551	Dolby Laboratories, Inc., Class A	277,759
1,770	IPG Photonics Corp.*	194,275
1,858	Jabil, Inc.	114,694
5,512	Keysight Technologies, Inc.*	870,731
1,323	Littlelfuse, Inc.	329,969
7,519	National Instruments Corp.	305,196
2,323	TD SYNNEX Corp.	239,757
2,559	Teledyne Technologies, Inc.*	1,209,460
13,934	Trimble, Inc.*	1,005,199
4,690	Vontier Corp.	119,079

		7,071,522

Energy Equipment & Services (0.6%):
39,956	Baker Hughes Co.	1,454,798
45,870	Halliburton Co.	1,737,097
21,113	NOV, Inc.	414,026
76,347	Schlumberger, Ltd.	3,153,894

		6,759,815

Entertainment (1.8%):
42,479	Activision Blizzard, Inc.	3,402,993
15,349	Electronic Arts, Inc.	1,941,802
1,444	Liberty Media Corp-Liberty Formula One, Class A*	91,160
10,690	Liberty Media Corp-Liberty Formula One, Class C*	746,590
4,736	Live Nation Entertainment, Inc.*	557,143
681	Madison Square Garden Sports Corp., Class A*	122,144
5,014	Take-Two Interactive Software, Inc.*	770,852
94,515	Walt Disney Co. (The)*	12,963,677
28,336	Zynga, Inc.*	261,825

		20,858,186

Equity Real Estate Investment Trusts (4.7%):
9,190	Alexandria Real Estate Equities, Inc.	1,849,487
7,269	American Campus Communities, Inc.	406,846
15,531	American Homes 4 Rent, Class A	621,706
14,719	Americold Realty Trust	410,366
8,286	Apartment Income REIT Corp.	442,970
7,602	AvalonBay Communities, Inc.	1,888,109
8,584	Boston Properties, Inc.	1,105,619
16,270	Brixmor Property Group, Inc.	419,929
5,431	Camden Property Trust	902,632
8,445	Cousins Properties, Inc.	340,249
11,689	CubeSmart	608,179
15,331	Digital Realty Trust, Inc.	2,173,936
9,397	Douglas Emmett, Inc.	314,048
20,732	Duke Realty Corp.	1,203,700
4,018	EPR Properties	219,825
1,445	Equinix, Inc.	1,071,641
4,513	Equity Lifestyle Properties, Inc.	345,154
20,154	Equity Residential	1,812,248
3,553	Essex Property Trust, Inc.	1,227,490
6,572	Extra Space Storage, Inc.	1,351,203
4,370	Federal Realty Investment Trust	533,446
7,187	First Industrial Realty Trust, Inc.	444,947
12,183	Gaming and Leisure Properties, Inc.	571,748
12,404	Healthcare Trust of America, Inc., Class A	388,741
29,824	Healthpeak Properties, Inc.	1,023,858
5,787	Highwoods Properties, Inc.	264,697

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
38,690	Host Hotels & Resorts, Inc.	$751,747
8,064	Hudson Pacific Properties, Inc.	223,776
33,156	Invitation Homes, Inc.	1,332,208
4,407	Iron Mountain, Inc.	244,192
6,749	JBG SMITH Properties	197,206
6,416	Kilroy Realty Corp.	490,311
31,706	Kimco Realty Corp.	783,138
729	Lamar Advertising Co., Class A	84,695
4,511	Life Storage, Inc.	633,480
31,699	Medical Properties Trust, Inc.	670,117
6,311	Mid-America Apartment Communities, Inc.	1,321,839
9,801	National Retail Properties, Inc.	440,457
12,593	Omega Healthcare Investors, Inc.	392,398
3,171	Orion Office REIT, Inc.	44,394
13,662	Park Hotels & Resorts, Inc.	266,819
40,426	Prologis, Inc.	6,527,990
1,922	Public Storage	750,118
7,858	Rayonier, Inc.	323,121
30,728	Realty Income Corp.	2,129,450
9,469	Regency Centers Corp.	675,518
8,865	Rexford Industrial Realty, Inc.	661,240
4,960	SBA Communications Corp.	1,706,736
2,348	Simon Property Group, Inc.	308,903
3,538	SL Green Realty Corp.	287,215
6,493	Spirit Realty Capital, Inc.	298,808
13,725	STORE Capital Corp.	401,182
6,245	Sun Communities, Inc.	1,094,686
16,967	UDR, Inc.	973,397
21,867	Ventas, Inc.	1,350,506
34,370	VICI Properties, Inc.	978,170
9,606	Vornado Realty Trust	435,344
23,733	Welltower, Inc.	2,281,691
41,308	Weyerhaeuser Co.	1,565,573
10,429	WP Carey, Inc.	843,080

		53,412,279

Food & Staples Retailing (1.6%):
8,525	Albertsons Cos., Inc., Class A	283,456
2,019	Casey’s General Stores, Inc.	400,105
1,598	Costco Wholesale Corp.	920,208
5,335	Grocery Outlet Holding Corp.*	174,881
40,066	Kroger Co. (The)	2,298,587
11,840	US Foods Holding Corp.*	445,539
39,503	Walgreens Boots Alliance, Inc.	1,768,550
77,578	Walmart, Inc.	11,552,916

		17,844,242

Food Products (1.8%):
30,704	Archer-Daniels-Midland Co.	2,771,343
319	Beyond Meat, Inc.*^	15,411
7,414	Bunge, Ltd.	821,545
10,337	Campbell Soup Co.^	460,720
25,399	Conagra Brands, Inc.	852,644
8,353	Darling Ingredients, Inc.*	671,414
10,100	Flowers Foods, Inc.	259,671
33,030	General Mills, Inc.	2,236,792
4,447	Hain Celestial Group, Inc. (The)*	152,977
1,066	Hershey Co. (The)	230,928
15,204	Hormel Foods Corp.	783,614
3,832	Ingredion, Inc.	333,959
5,675	JM Smucker Co. (The)	768,452
7,442	Kellogg Co.	479,935
38,309	Kraft Heinz Co. (The)	1,508,991
5,692	Lamb Weston Holdings, Inc.	341,008
13,584	McCormick & Co.	1,355,683
75,589	Mondelez International, Inc., Class A	4,745,477
1,856	Pilgrim’s Pride Corp.*	46,586

Shares		Value
Common Stocks, continued
Food Products, continued
3,292	Post Holdings, Inc.*	$228,004
7	Seaboard Corp.	29,438
15,834	Tyson Foods, Inc., Class A	1,419,201

		20,513,793

Gas Utilities (0.1%):
7,397	Atmos Energy Corp.	883,868
4,823	National Fuel Gas Co.	331,340
11,400	UGI Corp.	412,908

		1,628,116

Health Care Equipment & Supplies (3.8%):
47,637	Abbott Laboratories	5,638,315
27,764	Baxter International, Inc.	2,152,821
15,690	Becton Dickinson & Co.	4,173,540
77,751	Boston Scientific Corp.*	3,443,592
2,617	Cooper Cos., Inc. (The)	1,092,833
32,970	Danaher Corp.	9,671,090
12,199	Dentsply Sirona, Inc.	600,435
8,576	Envista Holdings Corp.*	417,737
2,707	Figs, Inc., Class A*	58,255
3,916	Globus Medical, Inc.*	288,923
13,515	Hologic, Inc.*	1,038,222
1,075	ICU Medical, Inc.*	239,338
3,766	Integra LifeSciences Holdings Corp.*	242,003
698	Masimo Corp.*	101,587
73,644	Medtronic plc	8,170,802
2,056	Quidel Corp.*	231,218
744	ResMed, Inc.	180,427
4,077	STERIS plc	985,696
10,992	Stryker Corp.	2,938,711
139	Tandem Diabetes Care, Inc.*	16,164
2,158	Teleflex, Inc.	765,723
11,459	Zimmer Biomet Holdings, Inc.	1,465,606
1,173	Zimvie, Inc.*	26,791

		43,939,829

Health Care Providers & Services (5.1%):
4,965	Acadia Healthcare Co., Inc.*	325,356
270	Amedisys, Inc.*	46,518
8,256	AmerisourceBergen Corp.	1,277,286
13,434	Anthem, Inc.	6,599,050
6,020	Cardinal Health, Inc.	341,334
31,531	Centene Corp.*	2,654,595
632	Chemed Corp.	320,140
17,889	Cigna Corp.	4,286,383
72,195	CVS Health Corp.	7,306,856
960	DaVita, Inc.*	108,586
2,527	Encompass Health Corp.	179,695
7,626	Henry Schein, Inc.*	664,911
7,105	Humana, Inc.	3,091,883
5,103	Laboratory Corp. of America Holdings*	1,345,457
7,040	McKesson Corp.	2,155,155
2,634	Molina Healthcare, Inc.*	878,676
447	Oak Street Health, Inc.*	12,015
6,588	Premier, Inc., Class A	234,467
6,762	Quest Diagnostics, Inc.	925,447
4,275	Signify Health, Inc., Class A*	77,591
48,042	UnitedHealth Group, Inc.	24,499,979
3,913	Universal Health Services, Inc., Class B	567,189

		57,898,569

Health Care Technology (0.2%):
15,955	Cerner Corp.	1,492,750
2,568	Certara, Inc.*	55,161
13,685	Change Healthcare, Inc.*	298,333

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Technology, continued
8,274	Teladoc Health, Inc.*	$596,803

		2,443,047

Hotels, Restaurants & Leisure (1.6%):
12,734	Aramark	478,798
3,421	Boyd Gaming Corp.	225,033
4,416	Caesars Entertainment, Inc.*	341,622
47,461	Carnival Corp., Class A*	959,661
2,304	Darden Restaurants, Inc.	306,317
598	Domino’s Pizza, Inc.	243,392
4,840	Hilton Worldwide Holdings, Inc.*	734,422
2,578	Hyatt Hotels Corp., Class A*	246,070
2,346	Marriott Vacations Worldwide Corp.	369,964
33,673	McDonald’s Corp.	8,326,660
20,685	MGM Resorts International	867,529
20,042	Norwegian Cruise Line Holdings, Ltd.*	438,519
8,435	Penn National Gaming, Inc.*	357,813
1,582	Planet Fitness, Inc., Class A*	133,647
12,172	Royal Caribbean Cruises, Ltd.*	1,019,770
2,876	Six Flags Entertainment Corp.*	125,106
1,696	Travel + Leisure Co.	98,266
2,043	Wyndham Hotels & Resorts, Inc.	173,022
21,824	Yum China Holdings, Inc.	906,569
14,512	Yum! Brands, Inc.	1,720,107

		18,072,287

Household Durables (0.5%):
10,514	DR Horton, Inc.	783,398
8,231	Garmin, Ltd.	976,279
7,617	Leggett & Platt, Inc.	265,072
14,097	Lennar Corp., Class A	1,144,253
977	Lennar Corp., Class B	66,778
3,062	Mohawk Industries, Inc.*	380,300
21,370	Newell Brands, Inc.	457,532
58	NVR, Inc.*	259,102
9,977	PulteGroup, Inc.	418,036
3,611	Toll Brothers, Inc.	169,789
242	TopBuild Corp.*	43,896
3,129	Whirlpool Corp.	540,629

		5,505,064

Household Products (2.2%):
12,682	Church & Dwight Co., Inc.	1,260,337
1,241	Clorox Co. (The)	172,536
21,582	Colgate-Palmolive Co.	1,636,563
9,134	Kimberly-Clark Corp.	1,124,943
132,010	Procter & Gamble Co. (The)	20,171,128
3,469	Reynolds Consumer Products, Inc.	101,781
2,244	Spectrum Brands Holdings, Inc.	199,088

		24,666,376

Independent Power and Renewable Electricity Producers (0.2%):
36,308	AES Corp. (The)	934,205
4,954	Brookfield Renewable Corp., Class A	216,985
25,591	Vistra Corp.	594,991

		1,746,181

Industrial Conglomerates (1.6%):
26,647	3M Co.	3,967,205
1,769	Carlisle Cos., Inc.	435,033
59,898	General Electric Co.	5,480,667
29,509	Honeywell International, Inc.	5,741,861
5,725	Roper Technologies, Inc.	2,703,517

		18,328,283

Insurance (4.2%):
35,314	Aflac, Inc.	2,273,868
632	Alleghany Corp.*	535,304

Shares		Value
Common Stocks, continued
Insurance, continued
15,343	Allstate Corp. (The)	$2,125,159
3,639	American Financial Group, Inc.	529,911
45,638	American International Group, Inc.	2,864,697
4,911	Aon plc, Class A	1,599,169
15,609	Arch Capital Group, Ltd.*	755,788
11,316	Arthur J. Gallagher & Co.	1,975,774
3,042	Assurant, Inc.	553,127
3,455	Assured Guaranty, Ltd.	219,945
4,179	Axis Capital Holdings, Ltd.	252,704
4,601	Brighthouse Financial, Inc.*	237,688
11,914	Brown & Brown, Inc.	861,025
23,487	Chubb, Ltd.	5,023,869
8,198	Cincinnati Financial Corp.	1,114,600
1,529	CNA Financial Corp.	74,340
481	Erie Indemnity Co., Class A	84,718
1,650	Everest Re Group, Ltd.	497,277
14,698	Fidelity National Financial, Inc.	717,850
5,958	First American Financial Corp.	386,197
5,333	Globe Life, Inc.	536,500
1,842	Hanover Insurance Group, Inc. (The)	275,416
18,532	Hartford Financial Services Group, Inc. (The)	1,330,783
3,342	Kemper Corp.	188,957
1,836	Lemonade, Inc.*^	48,415
8,249	Lincoln National Corp.	539,155
11,716	Loews Corp.	759,431
628	Markel Corp.*	926,451
24,574	Marsh & McLennan Cos., Inc.	4,187,901
1,561	Mercury General Corp.	85,855
38,085	MetLife, Inc.	2,676,614
15,291	Old Republic International Corp.	395,578
2,208	Primerica, Inc.	302,098
14,355	Principal Financial Group, Inc.	1,053,800
32,131	Progressive Corp. (The)	3,662,613
20,633	Prudential Financial, Inc.	2,438,202
3,708	Reinsurance Group of America, Inc.	405,878
1,307	RenaissanceRe Holdings, Ltd.	207,173
13,301	Travelers Cos., Inc. (The)	2,430,492
10,653	Unum Group	335,676
177	White Mountains Insurance Group, Ltd.	201,114
6,859	Willis Towers Watson plc	1,620,233
11,391	WR Berkley Corp.	758,527

		48,049,872

Interactive Media & Services (1.2%):
2,293	Alphabet, Inc., Class A*	6,377,636
2,109	Alphabet, Inc., Class C*	5,890,416
4,169	IAC/InterActiveCorp.*	418,067
2,331	TripAdvisor, Inc.*	63,217
38,492	Twitter, Inc.*	1,489,255
628	Vimeo, Inc.*	7,461

		14,246,052

Internet & Direct Marketing Retail (0.0%†):
1,058	DoorDash, Inc., Class A*	123,987
21,733	Qurate Retail, Inc., Class A	103,449
1,921	Wayfair, Inc., Class A*	212,808

		440,244

IT Services (2.6%):
6,787	Accenture plc, Class A	2,288,780
8,888	Akamai Technologies, Inc.*	1,061,138
2,564	Alliance Data Systems Corp.	143,969
6,563	Amdocs, Ltd.	539,544
1,915	Automatic Data Processing, Inc.	435,739
8,376	Black Knight, Inc.*	485,724
659	Broadridge Financial Solutions, Inc.	102,613

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
28,764	Cognizant Technology Solutions Corp., Class A	$2,579,268
2,388	Concentrix Corp.	397,745
13,272	DXC Technology Co.*	433,065
883	Euronet Worldwide, Inc.*	114,922
6,490	Fastly, Inc., Class A*	112,796
33,493	Fidelity National Information Services, Inc.	3,363,367
30,657	Fiserv, Inc.*	3,108,620
3,413	FleetCor Technologies, Inc.*	850,042
9,202	Genpact, Ltd.	400,379
15,509	Global Payments, Inc.	2,122,252
8,240	GoDaddy, Inc., Class A*	689,688
49,017	International Business Machines Corp.	6,373,190
2,942	Jack Henry & Associates, Inc.	579,721
10,465	Kyndryl Holdings, Inc.*	137,301
2,207	Paychex, Inc.	301,189
16,100	Paysafe, Ltd.*	54,579
705	Snowflake, Inc., Class A*	161,537
1,354	SolarWinds Corp.	18,022
564	Teradata Corp.*	27,800
6,509	Twilio, Inc., Class A*	1,072,748
5,384	VeriSign, Inc.*	1,197,725
16,513	Western Union Co. (The.)	309,454
887	WEX, Inc.*	158,285

		29,621,202

Leisure Products (0.1%):
3,775	Brunswick Corp.	305,360
7,198	Hasbro, Inc.	589,660
2,751	Hayward Holdings, Inc.*^	45,721
1,084	Polaris, Inc.	114,167

		1,054,908

Life Sciences Tools & Services (1.4%):
1,641	Agilent Technologies, Inc.	217,153
1,159	Bio-Rad Laboratories, Inc., Class A*	652,783
212	Charles River Laboratories International, Inc.*	60,202
5,261	IQVIA Holdings, Inc.*	1,216,396
6,960	PerkinElmer, Inc.	1,214,242
12,351	Qiagen NV*	605,199
5,016	Syneos Health, Inc.*	406,045
19,611	Thermo Fisher Scientific, Inc.	11,583,237
266	Waters Corp.*	82,564

		16,037,821

Machinery (1.8%):
3,134	AGCO Corp.	457,658
1,546	Allison Transmission Holdings, Inc.	60,696
4,079	Caterpillar, Inc.	908,883
7,674	Colfax Corp.*	305,348
2,733	Crane Co.	295,929
7,936	Cummins, Inc.	1,627,753
6,024	Donaldson Co., Inc.	312,826
7,943	Dover Corp.	1,246,257
7,317	Flowserve Corp.	262,680
18,056	Fortive Corp.	1,100,152
5,779	Gates Industrial Corp. plc*	87,032
3,366	Graco, Inc.	234,678
4,170	IDEX Corp.	799,514
1,787	Illinois Tool Works, Inc.	374,198
21,457	Ingersoll-Rand, Inc.	1,080,360
4,838	ITT, Inc.	363,866
2,159	Middleby Corp. (The)*	353,946
2,661	Nordson Corp.	604,260
3,796	Oshkosh Corp.	382,067

Shares		Value
Common Stocks, continued
Machinery, continued
23,144	Otis Worldwide Corp.	$1,780,931
18,689	PACCAR, Inc.	1,645,940
5,842	Parker-Hannifin Corp.	1,657,726
8,915	Pentair plc	483,282
2,820	Snap-On, Inc.	579,454
8,775	Stanley Black & Decker, Inc.	1,226,657
3,308	Timken Co.	200,796
261	Toro Co. (The)	22,313
9,859	Wabtec Corp.	948,140
3,282	Woodward, Inc.	409,955
3,420	Xylem, Inc.	291,589

		20,104,886

Marine (0.0%†):
3,417	Kirby Corp.*	246,673

Media (1.8%):
3,967	Altice USA, Inc., Class A*	49,508
134	Cable One, Inc.	196,208
364	Charter Communications, Inc., Class A*	198,569
246,832	Comcast Corp., Class A	11,556,674
16,799	Discovery Communications, Inc., Class C*	419,471
8,682	Discovery, Inc., Class A*^	216,356
13,101	DISH Network Corp., Class A*	414,647
16,954	Fox Corp., Class A	668,835
8,008	Fox Corp., Class B	290,530
21,055	Interpublic Group of Cos., Inc. (The)	746,400
1,281	Liberty Broadband Corp., Class A*	167,888
7,848	Liberty Broadband Corp., Class C*	1,061,991
8,610	Liberty Media Corp.-Liberty SiriusXM, Class C*	393,735
4,743	Liberty Media Corp-Liberty SiriusXM, Class A*	216,803
1,217	Loyalty Ventures, Inc.*	20,117
8,778	New York Times Co. (The), Class A	402,384
21,411	News Corp., Class A	474,254
6,485	News Corp., Class B	146,042
1,963	Nexstar Media Group, Inc., Class A	369,986
11,407	Omnicom Group, Inc.	968,226
49,544	Sirius XM Holdings, Inc.^	327,981
31,906	ViacomCBS, Inc., Class B	1,206,366

		20,512,971

Metals & Mining (1.1%):
10,188	Alcoa Corp.	917,226
24,718	Cleveland-Cliffs, Inc.*	796,167
56,985	Freeport-McMoRan, Inc.	2,834,434
44,156	Newmont Corp.	3,508,194
15,029	Nucor Corp.	2,234,061
3,374	Reliance Steel & Aluminum Co.	618,623
3,691	Royal Gold, Inc.	521,464
333	Southern Copper Corp.	25,275
8,273	Steel Dynamics, Inc.	690,216
14,121	United States Steel Corp.	532,926

		12,678,586

Mortgage Real Estate Investment Trusts (0.1%):
29,498	AGNC Investment Corp.	386,424
76,206	Annaly Capital Management, Inc.	536,490
23,975	New Residential Investment Corp.	263,245
16,039	Starwood Property Trust, Inc.	387,663

		1,573,822

Multiline Retail (0.6%):
7,334	Dollar General Corp.	1,632,768
12,134	Dollar Tree, Inc.*	1,943,260
7,567	Kohl’s Corp.	457,501
779	Nordstrom, Inc.^	21,119

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Multiline Retail, continued
3,212	Ollie’s Bargain Outlet Holdings, Inc.*	$137,987
14,494	Target Corp.	3,075,917

		7,268,552

Multi-Utilities (1.6%):
13,986	Ameren Corp.	1,311,327
32,468	CenterPoint Energy, Inc.	994,819
15,855	CMS Energy Corp.	1,108,899
19,549	Consolidated Edison, Inc.	1,850,899
44,175	Dominion Energy, Inc.	3,753,550
10,675	DTE Energy Co.	1,411,342
11,368	MDU Resources Group, Inc.	302,957
21,947	NiSource, Inc.	697,915
27,761	Public Service Enterprise Group, Inc.	1,943,270
17,638	Sempra Energy	2,965,301
17,408	WEC Energy Group, Inc.	1,737,492

		18,077,771

Oil, Gas & Consumable Fuels (6.5%):
17,501	Antero Midstream Corp.	190,236
19,970	APA Corp.	825,360
106,117	Chevron Corp.	17,279,031
72,371	ConocoPhillips	7,237,100
3,489	Continental Resources, Inc.	213,980
37,330	Coterra Energy, Inc.	1,006,790
37,098	Devon Energy Corp.	2,193,605
5,194	Diamondback Energy, Inc.	711,994
5,260	DT Midstream, Inc.	285,408
28,148	EOG Resources, Inc.	3,356,086
16,373	EQT Corp.	563,395
232,295	Exxon Mobil Corp.	19,185,244
14,101	Hess Corp.	1,509,371
7,837	HF Sinclair Corp.*	312,304
105,900	Kinder Morgan, Inc.	2,002,569
42,351	Marathon Oil Corp.	1,063,434
33,650	Marathon Petroleum Corp.	2,877,075
40,230	Occidental Petroleum Corp.	2,282,650
24,119	ONEOK, Inc.	1,703,525
25,502	Phillips 66	2,203,118
6,571	Pioneer Natural Resources Co.	1,642,947
12,540	Targa Resources Corp.	946,394
22,404	Valero Energy Corp.	2,274,902
67,176	Williams Cos., Inc.	2,244,350

		74,110,868

Paper & Forest Products (0.0%†):
4,665	Louisiana-Pacific Corp.	289,790
2,122	Sylvamo Corp.*	70,620

		360,410

Personal Products (0.0%†):
19,667	Coty, Inc., Class A*	176,806
4,604	Herbalife Nutrition, Ltd.*	139,777
1,501	Olaplex Holdings, Inc.*	23,461

		340,044

Pharmaceuticals (6.1%):
119,614	Bristol-Myers Squibb Co.	8,735,410
7,040	Catalent, Inc.*	780,736
24,749	Elanco Animal Health, Inc.*	645,701
9,740	Eli Lilly & Co.	2,789,244
9,836	Horizon Therapeutics plc*	1,034,846
3,309	Jazz Pharmaceuticals plc*	515,112
144,526	Johnson & Johnson	25,614,343
138,964	Merck & Co., Inc.	11,401,996
9,082	Nektar Therapeutics*	48,952
13,625	Organon & Co.	475,921
7,132	Perrigo Co. plc	274,083
306,218	Pfizer, Inc.	15,852,906
7,152	Royalty Pharma plc, Class A	278,642

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
66,961	Viatris, Inc.	$728,536
1,295	Zoetis, Inc.	244,224

		69,420,652

Professional Services (0.6%):
1,300	CACI International, Inc., Class A*	391,638
24,954	Clarivate plc*^	418,229
5,011	CoStar Group, Inc.*	333,783
8,262	Dun & Bradstreet Holdings, Inc.*	144,750
4,039	Equifax, Inc.	957,647
1,847	FTI Consulting, Inc.*	290,385
7,023	Jacobs Engineering Group, Inc.	967,840
7,864	Leidos Holdings, Inc.	849,469
2,922	ManpowerGroup, Inc.	274,434
18,832	Nielsen Holdings plc	512,984
857	Robert Half International, Inc.	97,852
3,250	Science Applications International Corp.	299,553
3,427	TransUnion	354,146
3,196	Verisk Analytics, Inc.	685,958

		6,578,668

Real Estate Management & Development (0.2%):
17,447	CBRE Group, Inc., Class A*	1,596,749
2,388	Howard Hughes Corp. (The)*	247,421
2,702	Jones Lang LaSalle, Inc.*	647,021
20,580	Opendoor Technologies, Inc.*	178,017

		2,669,208

Road & Rail (1.2%):
468	AMERCO, Inc.	279,368
121,230	CSX Corp.	4,540,063
582	J.B. Hunt Transport Services, Inc.	116,860
8,548	Knight-Swift Transportation Holdings, Inc.	431,332
281	Landstar System, Inc.	42,383
13,121	Norfolk Southern Corp.	3,742,372
488	Old Dominion Freight Line, Inc.	145,756
2,829	Ryder System, Inc.	224,425
3,052	Schneider National, Inc., Class B	77,826
4,961	TuSimple Holdings, Inc., Class A*	60,524
13,144	Uber Technologies, Inc.*	468,978
13,016	Union Pacific Corp.	3,556,101

		13,685,988

Semiconductors & Semiconductor Equipment (2.7%):
17,307	Analog Devices, Inc.	2,858,770
849	Azenta, Inc.	70,365
3,184	Cirrus Logic, Inc.*	269,971
5,678	First Solar, Inc.*	475,476
1,370	GLOBALFOUNDRIES, Inc.*	85,515
221,714	Intel Corp.	10,988,146
46,071	Marvell Technology, Inc.	3,303,751
4,742	Microchip Technology, Inc.	356,314
52,972	Micron Technology, Inc.	4,125,989
537	MKS Instruments, Inc.	80,550
10,090	NXP Semiconductors NV	1,867,457
10,693	ON Semiconductor Corp.*	669,489
5,876	Qorvo, Inc.*	729,212
4,877	Skyworks Solutions, Inc.	650,007
19,183	Texas Instruments, Inc.	3,519,697
6,312	Wolfspeed, Inc.*	718,684

		30,769,393

Software (1.4%):
2,813	ANSYS, Inc.*	893,550
1,737	C3.ai, Inc., Class A*^	39,430
5,794	CDK Global, Inc.	282,052
7,139	Ceridian HCM Holding, Inc.*	488,022

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
4,444	Citrix Systems, Inc.	$448,400
923	Cloudflare, Inc., Class A*	110,483
1,070	Datto Holding Corp.*^	28,590
3,487	Duck Creek Technologies, Inc.*	77,132
532	Dynatrace, Inc.*	25,057
4,477	Guidewire Software, Inc.*	423,614
9,722	Mandiant, Inc.*	216,898
1,568	Manhattan Associates, Inc.*	217,497
3,297	N-Able, Inc.*	30,003
22,196	NortonLifeLock, Inc.	588,638
5,996	Oracle Corp.	496,049
341	Paycor HCM, Inc.*	9,927
916	Procore Technologies, Inc.*	53,091
41,445	Salesforce, Inc.*	8,799,602
12,390	SS&C Technologies Holdings, Inc.	929,498
3,068	Synopsys, Inc.*	1,022,472
260	Tyler Technologies, Inc.*	115,671
7,580	VMware, Inc., Class A	863,135

		16,158,811

Specialty Retail (0.7%):
3,403	Advance Auto Parts, Inc.	704,285
2,358	AutoNation, Inc.*	234,810
897	AutoZone, Inc.*	1,833,988
5,813	Bath & Body Works, Inc.	277,861
10,017	Best Buy Co., Inc.	910,545
255	Burlington Stores, Inc.*	46,453
8,194	CarMax, Inc.*	790,557
3,213	Dick’s Sporting Goods, Inc.	321,364
4,734	Foot Locker, Inc.	140,411
11,133	Gap, Inc. (The)	156,753
558	Leslie’s, Inc.*	10,803
1,434	Lithia Motors, Inc.	430,372
2,517	O’Reilly Automotive, Inc.*	1,724,044
1,612	Penske Automotive Group, Inc.	151,077
2,711	Petco Health & Wellness Co., Inc.*^	53,054
2,032	Victoria’s Secret & Co.*	104,364
879	Williams-Sonoma, Inc.	127,455

		8,018,196

Technology Hardware, Storage & Peripherals (0.4%):
7,615	Dell Technologies, Inc., Class C*	382,197
70,857	Hewlett Packard Enterprise Co.	1,184,021
39,037	HP, Inc.	1,417,043
4,274	NCR Corp.*	171,772
4,169	NetApp, Inc.	346,027
766	Pure Storage, Inc., Class A*	27,048
16,793	Western Digital Corp.*	833,772
7,643	Xerox Holdings Corp.	154,159

		4,516,039

Textiles, Apparel & Luxury Goods (0.3%):
8,026	Capri Holdings, Ltd.*	412,456
2,168	Carter’s, Inc.	199,434
1,918	Columbia Sportswear Co.	173,637
1,324	Deckers Outdoor Corp.*	362,471
8,477	Hanesbrands, Inc.	126,223
3,929	PVH Corp.	301,001
2,360	Ralph Lauren Corp.	267,718
6,337	Skechers U.S.A., Inc., Class A*	258,296
12,710	Tapestry, Inc.	472,177
10,245	Under Armour, Inc., Class A*	174,370
10,506	Under Armour, Inc., Class C*	163,473
6,566	VF Corp.	373,343

		3,284,599

Thrifts & Mortgage Finance (0.0%†):
17,550	MGIC Investment Corp.	237,803

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
25,277	New York Community Bancorp, Inc.	$270,969
2,177	TFS Financial Corp.	36,138

		544,910

Tobacco (0.9%):
44,423	Altria Group, Inc.	2,321,102
85,412	Philip Morris International, Inc.	8,023,603

		10,344,705

Trading Companies & Distributors (0.2%):
6,260	Air Lease Corp.	279,509
1,012	Core & Main, Inc., Class A*^	24,480
3,311	Fastenal Co.	196,673
2,453	MSC Industrial Direct Co., Inc.	209,020
1,159	SiteOne Landscape Supply, Inc.*	187,399
2,562	United Rentals, Inc.*	910,048
8,734	Univar Solutions, Inc.*	280,711
408	W.W. Grainger, Inc.	210,442
1,776	Watsco, Inc.	541,041

		2,839,323

Water Utilities (0.2%):
10,022	American Water Works Co., Inc.	1,658,942
12,691	Essential Utilities, Inc.	648,891

		2,307,833

Wireless Telecommunication Services (0.4%):
32,310	T-Mobile USA, Inc.*	4,146,989

Total Common Stocks (Cost $859,042,545)		1,139,602,488

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.2%):
2,791,708	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	2,791,708

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,791,708)		2,791,708

Shares		Value
Unaffiliated Investment Company (0.4%):

Money Markets (0.4%):
4,577,882	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(b)	4,577,882

Total Unaffiliated Investment Company (Cost $4,577,882)		4,577,882

Total Investment Securities (Cost $866,412,135) - 100.2%		1,146,972,078
Net other assets (liabilities) - (0.2)%		(2,727,103)

Net Assets - 100.0%		$1,144,244,975

Percentages indicated are based on net assets as of March 31, 2022.

REIT	-	Real Estate Investment Trust
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $2,697,060.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(b)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	16	$3,624,600	$73,333
S&P Midcap 400 E-Mini June Futures (U.S. Dollar)	6/17/22	8	2,151,360	24,873

				$98,206

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.6%):
43,947	Boeing Co. (The)*	$8,415,851
18,347	General Dynamics Corp.	4,424,930
30,118	Howmet Aerospace, Inc.	1,082,441
3,244	Huntington Ingalls Industries, Inc.	646,983
15,790	L3harris Technologies, Inc.	3,923,341
19,490	Lockheed Martin Corp.	8,602,886
11,787	Northrop Grumman Corp.	5,271,382
119,024	Raytheon Technologies Corp.	11,791,708
17,072	Textron, Inc.	1,269,815
4,256	TransDigm Group, Inc.*	2,772,954

		48,202,291

Air Freight & Logistics (0.6%):
10,325	C.H. Robinson Worldwide, Inc.	1,112,106
13,293	Expeditors International of Washington, Inc.	1,371,306
19,314	FedEx Corp.	4,469,066
58,197	United Parcel Service, Inc., Class B	12,480,929

		19,433,407

Airlines (0.2%):
9,806	Alaska Air Group, Inc.*	568,846
48,921	American Airlines Group, Inc.*	892,808
52,317	Delta Air Lines, Inc.*	2,070,184
46,707	Southwest Airlines Co.*	2,139,181
26,090	United Airlines Holdings, Inc.*	1,209,532

		6,880,551

Auto Components (0.1%):
21,224	Aptiv plc*	2,540,725
19,968	BorgWarner, Inc.	776,755

		3,317,480

Automobiles (2.7%):
311,881	Ford Motor Co.	5,273,908
116,920	General Motors Co.*	5,114,081
66,954	Tesla, Inc.*	72,149,630

		82,537,619

Banks (3.8%):
568,534	Bank of America Corp.	23,434,972
159,593	Citigroup, Inc.	8,522,266
33,501	Citizens Financial Group, Inc.	1,518,600
10,847	Comerica, Inc.	980,894
53,945	Fifth Third Bancorp	2,321,793
14,401	First Republic Bank	2,334,402
116,784	Huntington Bancshares, Inc.	1,707,382
236,362	JPMorgan Chase & Co.	32,220,868
72,869	KeyCorp	1,630,808
10,098	M&T Bank Corp.	1,711,611
33,430	People’s United Financial, Inc.	668,266
33,837	PNC Financial Services Group, Inc. (The)	6,241,235
75,934	Regions Financial Corp.	1,690,291
5,055	Signature Bank	1,483,592
4,631	SVB Financial Group*	2,590,813
106,562	Truist Financial Corp.	6,042,065
107,379	U.S. Bancorp	5,707,194
310,786	Wells Fargo & Co.	15,060,690
12,106	Zions Bancorp	793,669

		116,661,411

Beverages (1.5%):
14,194	Brown-Forman Corp., Class B	951,282
310,920	Coca-Cola Co. (The)	19,277,040
13,047	Constellation Brands, Inc., Class C	3,004,985
15,437	Molson Coors Brewing Co., Class B	824,027
30,064	Monster Beverage Corp.*	2,402,114
110,648	PepsiCo, Inc.	18,520,262

		44,979,710

Shares		Value
Common Stocks, continued
Biotechnology (1.9%):
141,395	AbbVie, Inc.	$22,921,543
45,138	Amgen, Inc.	10,915,271
11,841	Biogen, Inc.*	2,493,715
100,139	Gilead Sciences, Inc.	5,953,264
14,682	Incyte Corp.*	1,166,044
28,410	Moderna, Inc.*	4,893,907
8,535	Regeneron Pharmaceuticals, Inc.*	5,961,015
20,255	Vertex Pharmaceuticals, Inc.*	5,285,947

		59,590,706

Building Products (0.4%):
9,763	A.O. Smith Corp.	623,758
7,608	Allegion plc	835,206
68,635	Carrier Global Corp.	3,148,288
10,910	Fortune Brands Home & Security, Inc.	810,395
55,930	Johnson Controls International plc	3,667,330
18,899	Masco Corp.	963,849
18,882	Trane Technologies plc	2,883,281

		12,932,107

Capital Markets (2.9%):
8,996	Ameriprise Financial, Inc.	2,702,039
59,614	Bank of New York Mellon Corp. (The)	2,958,643
11,361	BlackRock, Inc., Class A+	8,681,735
8,359	Cboe Global Markets, Inc.	956,437
120,351	Charles Schwab Corp. (The)	10,146,793
28,906	CME Group, Inc.	6,875,581
2,910	FactSet Research Systems, Inc.	1,263,376
22,367	Franklin Resources, Inc.	624,487
27,029	Goldman Sachs Group, Inc. (The)	8,922,273
45,252	Intercontinental Exchange, Inc.	5,978,694
29,887	Invesco, Ltd.	689,194
3,028	MarketAxess Holdings, Inc.	1,030,126
13,014	Moody’s Corp.	4,391,054
113,081	Morgan Stanley	9,883,279
6,416	MSCI, Inc., Class A	3,226,478
9,168	Nasdaq, Inc.	1,633,738
16,785	Northern Trust Corp.	1,954,613
15,046	Raymond James Financial, Inc.	1,653,706
28,262	S&P Global, Inc.	11,592,507
28,984	State Street Corp.	2,525,086
18,469	T. Rowe Price Group, Inc.	2,792,328

		90,482,167

Chemicals (1.7%):
17,715	Air Products & Chemicals, Inc.	4,427,156
9,472	Albemarle Corp.	2,094,733
8,631	Celanese Corp.	1,233,111
16,922	CF Industries Holdings, Inc.	1,743,981
57,922	Corteva, Inc.	3,329,356
58,195	Dow, Inc.	3,708,185
41,634	DuPont de Nemours, Inc.	3,063,430
10,102	Eastman Chemical Co.	1,132,030
19,911	Ecolab, Inc.	3,515,486
10,081	FMC Corp.	1,326,357
20,247	International Flavors & Fragrances, Inc.	2,659,038
297	Linde plc	94,871
40,697	Linde plc	12,999,843
20,974	Lyondellbasell Industries NV	2,156,547
29,404	Mosaic Co. (The)	1,955,366
18,795	PPG Industries, Inc.	2,463,461
19,337	Sherwin-Williams Co. (The)	4,826,902

		52,729,853

Commercial Services & Supplies (0.4%):
6,970	Cintas Corp.	2,964,968
17,340	Copart, Inc.*	2,175,650

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
16,429	Republic Services, Inc.	$2,176,842
17,773	Rollins, Inc.	622,944
30,780	Waste Management, Inc.	4,878,630

		12,819,034

Communications Equipment (0.9%):
17,927	Arista Networks, Inc.*	2,491,494
337,323	Cisco Systems, Inc.	18,809,131
4,606	F5, Inc.*	962,424
24,540	Juniper Networks, Inc.	911,906
13,734	Motorola Solutions, Inc.	3,326,375

		26,501,330

Construction & Engineering (0.1%):
11,259	Quanta Services, Inc.	1,481,797

Construction Materials (0.1%):
5,038	Martin Marietta Materials, Inc.	1,939,076
10,730	Vulcan Materials Co.	1,971,101

		3,910,177

Consumer Finance (0.6%):
49,077	American Express Co.	9,177,399
33,334	Capital One Financial Corp.	4,376,421
23,369	Discover Financial Services	2,575,030
41,886	Synchrony Financial	1,458,052

		17,586,902

Containers & Packaging (0.3%):
117,482	Amcor plc	1,331,071
6,803	Avery Dennison Corp.	1,183,518
26,185	Ball Corp.	2,356,650
30,727	International Paper Co.	1,418,051
7,969	Packaging Corp. of America	1,244,041
11,227	Sealed Air Corp.	751,760
20,781	Westrock Co.	977,330

		9,262,421

Distributors (0.1%):
11,245	Genuine Parts Co.	1,417,095
22,238	LKQ Corp.	1,009,828
3,330	Pool Corp.	1,408,090

		3,835,013

Diversified Financial Services (1.7%):
146,473	Berkshire Hathaway, Inc., Class B*	51,691,786

Diversified Telecommunication Services (1.0%):
570,417	AT&T, Inc.	13,478,954
76,344	Lumen Technologies, Inc.^	860,397
335,755	Verizon Communications, Inc.	17,103,359

		31,442,710

Electric Utilities (1.7%):
19,907	Alliant Energy Corp.	1,243,789
40,177	American Electric Power Co., Inc.	4,008,459
26,755	Constellation Energy Corp.	1,504,969
61,937	Duke Energy Corp.	6,915,885
30,431	Edison International	2,133,213
15,840	Entergy Corp.	1,849,320
18,406	Evergy, Inc.	1,257,866
27,430	Eversource Energy	2,419,052
78,187	Exelon Corp.	3,724,047
45,946	FirstEnergy Corp.	2,107,084
156,931	NextEra Energy, Inc.	13,293,625
19,447	NRG Energy, Inc.	745,987
9,237	Pinnacle West Capital Corp.	721,410
58,194	PPL Corp.	1,662,021
85,247	Southern Co. (The)	6,181,260
42,779	Xcel Energy, Inc.	3,087,360

		52,855,347

Shares		Value
Common Stocks, continued
Electrical Equipment (0.5%):
18,574	AMETEK, Inc.	$2,473,685
31,998	Eaton Corp. plc	4,856,017
47,386	Emerson Electric Co.	4,646,197
5,161	Generac Holdings, Inc.*	1,534,159
9,188	Rockwell Automation, Inc.	2,572,916

		16,082,974

Electronic Equipment, Instruments & Components (0.6%):
47,587	Amphenol Corp., Class A	3,585,680
10,933	CDW Corp.	1,955,804
59,327	Corning, Inc.	2,189,760
2,737	IPG Photonics Corp.*	300,413
14,845	Keysight Technologies, Inc.*	2,345,065
25,747	TE Connectivity, Ltd.	3,372,342
3,654	Teledyne Technologies, Inc.*	1,726,990
19,761	Trimble, Inc.*	1,425,559
4,263	Zebra Technologies Corp., Class A*	1,763,603

		18,665,216

Energy Equipment & Services (0.3%):
72,979	Baker Hughes Co.	2,657,166
70,806	Halliburton Co.	2,681,423
111,448	Schlumberger, Ltd.	4,603,917

		9,942,506

Entertainment (1.4%):
62,759	Activision Blizzard, Inc.	5,027,623
22,262	Electronic Arts, Inc.	2,816,366
10,709	Live Nation Entertainment, Inc.*	1,259,807
35,508	Netflix, Inc.*	13,300,942
9,619	Take-Two Interactive Software, Inc.*	1,478,825
145,614	Walt Disney Co. (The)*	19,972,416

		43,855,979

Equity Real Estate Investment Trusts (2.6%):
11,728	Alexandria Real Estate Equities, Inc.	2,360,260
36,375	American Tower Corp.	9,138,127
11,298	AvalonBay Communities, Inc.	2,806,084
11,471	Boston Properties, Inc.	1,477,465
34,519	Crown Castle International Corp.	6,372,207
22,887	Digital Realty Trust, Inc.	3,245,377
31,206	Duke Realty Corp.	1,811,820
7,237	Equinix, Inc.	5,367,104
27,377	Equity Residential	2,461,740
5,141	Essex Property Trust, Inc.	1,776,113
10,858	Extra Space Storage, Inc.	2,232,405
6,127	Federal Realty Investment Trust	747,923
159	Gaming and Leisure Properties, Inc.	7,462
44,266	Healthpeak Properties, Inc.	1,519,652
54,807	Host Hotels & Resorts, Inc.	1,064,900
22,713	Iron Mountain, Inc.	1,258,527
50,093	Kimco Realty Corp.	1,237,297
9,118	Mid-America Apartment Communities, Inc.	1,909,765
59,464	Prologis, Inc.	9,602,247
12,281	Public Storage	4,793,029
45,531	Realty Income Corp.	3,155,298
11,891	Regency Centers Corp.	848,304
8,736	SBA Communications Corp.	3,006,058
25,983	Simon Property Group, Inc.	3,418,323
23,907	UDR, Inc.	1,371,545
31,712	Ventas, Inc.	1,958,533
12,354	Vornado Realty Trust	559,883
35,017	Welltower, Inc.	3,366,534
58,979	Weyerhaeuser Co.	2,235,304

		81,109,286

Food & Staples Retailing (1.5%):
35,466	Costco Wholesale Corp.	20,423,096

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
53,388	Kroger Co. (The)	$3,062,870
41,023	Sysco Corp.	3,349,528
56,686	Walgreens Boots Alliance, Inc.	2,537,832
113,141	Walmart, Inc.	16,848,958

		46,222,284

Food Products (1.0%):
44,574	Archer-Daniels-Midland Co.	4,023,249
16,606	Campbell Soup Co.^	740,129
38,775	Conagra Brands, Inc.	1,301,677
48,757	General Mills, Inc.	3,301,824
11,716	Hershey Co. (The)	2,538,037
22,068	Hormel Foods Corp.	1,137,385
8,653	JM Smucker Co. (The)	1,171,703
20,373	Kellogg Co.	1,313,855
55,643	Kraft Heinz Co. (The)	2,191,778
12,006	Lamb Weston Holdings, Inc.	719,279
19,752	McCormick & Co.	1,971,250
110,962	Mondelez International, Inc., Class A	6,966,194
23,711	Tyson Foods, Inc., Class A	2,125,217

		29,501,577

Gas Utilities (0.0%†):
11,088	Atmos Energy Corp.	1,324,905

Health Care Equipment & Supplies (3.4%):
141,427	Abbott Laboratories	16,739,300
3,651	ABIOMED, Inc.*	1,209,357
5,768	Align Technology, Inc.*	2,514,848
39,854	Baxter International, Inc.	3,090,279
22,859	Becton Dickinson & Co.	6,080,494
113,431	Boston Scientific Corp.*	5,023,859
4,090	Cooper Cos., Inc. (The)	1,707,943
50,895	Danaher Corp.	14,929,030
16,949	Dentsply Sirona, Inc.	834,230
7,768	Dexcom, Inc.*	3,974,109
49,670	Edwards Lifesciences Corp.*	5,847,152
19,931	Hologic, Inc.*	1,531,100
6,840	IDEXX Laboratories, Inc.*	3,741,890
28,612	Intuitive Surgical, Inc.*	8,631,668
107,538	Medtronic plc	11,931,341
11,621	ResMed, Inc.	2,818,209
7,803	STERIS plc	1,886,531
26,794	Stryker Corp.	7,163,376
3,756	Teleflex, Inc.	1,332,742
5,910	West Pharmaceutical Services, Inc.	2,427,296
16,778	Zimmer Biomet Holdings, Inc.	2,145,906

		105,560,660

Health Care Providers & Services (3.0%):
12,113	AmerisourceBergen Corp.	1,874,002
19,328	Anthem, Inc.	9,494,300
21,526	Cardinal Health, Inc.	1,220,524
47,063	Centene Corp.*	3,962,234
26,024	Cigna Corp.	6,235,611
104,974	CVS Health Corp.	10,624,418
4,784	DaVita, Inc.*	541,118
19,107	HCA Healthcare, Inc.	4,788,596
10,783	Henry Schein, Inc.*	940,170
10,365	Humana, Inc.	4,510,537
7,398	Laboratory Corp. of America Holdings*	1,950,557
11,999	McKesson Corp.	3,673,254
4,727	Molina Healthcare, Inc.*	1,576,880
9,428	Quest Diagnostics, Inc.	1,290,316
75,329	UnitedHealth Group, Inc.	38,415,530
5,848	Universal Health Services, Inc., Class B	847,668

		91,945,715

Shares		Value
Common Stocks, continued
Health Care Technology (0.1%):
23,118	Cerner Corp.	$2,162,920

Hotels, Restaurants & Leisure (1.9%):
3,299	Booking Holdings, Inc.*	7,747,537
17,353	Caesars Entertainment, Inc.*	1,342,428
64,958	Carnival Corp., Class A*	1,313,451
2,246	Chipotle Mexican Grill, Inc.*	3,553,239
9,899	Darden Restaurants, Inc.	1,316,072
2,803	Domino’s Pizza, Inc.	1,140,849
12,106	Expedia Group, Inc.*	2,368,781
22,284	Hilton Worldwide Holdings, Inc.*	3,381,374
28,260	Las Vegas Sands Corp.*	1,098,466
21,578	Marriott International, Inc., Class A*	3,792,334
59,718	McDonald’s Corp.	14,767,067
30,994	MGM Resorts International	1,299,888
35,239	Norwegian Cruise Line Holdings, Ltd.*	771,029
13,824	Penn National Gaming, Inc.*	586,414
17,687	Royal Caribbean Cruises, Ltd.*	1,481,817
91,638	Starbucks Corp.	8,336,309
8,859	Wynn Resorts, Ltd.*	706,417
23,055	Yum! Brands, Inc.	2,732,709

		57,736,181

Household Durables (0.3%):
25,872	DR Horton, Inc.	1,927,723
11,813	Garmin, Ltd.	1,401,140
20,885	Lennar Corp., Class A	1,695,235
4,335	Mohawk Industries, Inc.*	538,407
31,308	Newell Brands, Inc.	670,304
258	NVR, Inc.*	1,152,556
19,005	PulteGroup, Inc.	796,310
4,531	Whirlpool Corp.	782,866

		8,964,541

Household Products (1.3%):
19,526	Church & Dwight Co., Inc.	1,940,494
9,864	Clorox Co. (The)	1,371,392
67,872	Colgate-Palmolive Co.	5,146,734
26,724	Kimberly-Clark Corp.	3,291,328
191,717	Procter & Gamble Co. (The)	29,294,357

		41,044,305

Independent Power and Renewable Electricity Producers (0.0%†):
53,680	AES Corp. (The)	1,381,186

Industrial Conglomerates (1.0%):
45,567	3M Co.	6,784,015
87,573	General Electric Co.	8,012,929
55,155	Honeywell International, Inc.	10,732,060
8,421	Roper Technologies, Inc.	3,976,649

		29,505,653

Insurance (2.1%):
48,552	Aflac, Inc.	3,126,263
22,303	Allstate Corp. (The)	3,089,189
65,721	American International Group, Inc.	4,125,307
17,309	Aon plc, Class A	5,636,330
16,494	Arthur J. Gallagher & Co.	2,879,852
4,561	Assurant, Inc.	829,327
18,950	Brown & Brown, Inc.	1,369,517
34,306	Chubb, Ltd.	7,338,053
12,245	Cincinnati Financial Corp.	1,664,830
3,351	Everest Re Group, Ltd.	1,009,924
7,777	Globe Life, Inc.	782,366
27,358	Hartford Financial Services Group, Inc. (The)	1,964,578
13,697	Lincoln National Corp.	895,236
15,520	Loews Corp.	1,006,006

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
40,381	Marsh & McLennan Cos., Inc.	$6,881,730
56,480	MetLife, Inc.	3,969,414
19,239	Principal Financial Group, Inc.	1,412,335
46,340	Progressive Corp. (The)	5,282,297
30,118	Prudential Financial, Inc.	3,559,044
19,204	Travelers Cos., Inc. (The)	3,509,147
9,881	Willis Towers Watson plc	2,334,090
17,683	WR Berkley Corp.	1,177,511

		63,842,346

Interactive Media & Services (5.7%):
24,054	Alphabet, Inc., Class A*	66,902,593
22,215	Alphabet, Inc., Class C*	62,046,273
22,939	Match Group, Inc.*	2,494,387
184,680	Meta Platforms, Inc., Class A*	41,065,444
63,055	Twitter, Inc.*	2,439,598

		174,948,295

Internet & Direct Marketing Retail (3.8%):
35,000	Amazon.com, Inc.*	114,098,250
50,419	eBay, Inc.	2,886,992
9,796	Etsy, Inc.*	1,217,447

		118,202,689

IT Services (4.2%):
50,547	Accenture plc, Class A	17,045,965
12,621	Akamai Technologies, Inc.*	1,506,821
33,556	Automatic Data Processing, Inc.	7,635,332
9,042	Broadridge Financial Solutions, Inc.	1,407,930
41,733	Cognizant Technology Solutions Corp., Class A	3,742,198
19,227	DXC Technology Co.*	627,377
4,553	EPAM Systems, Inc.*	1,350,465
49,071	Fidelity National Information Services, Inc.	4,927,710
47,770	Fiserv, Inc.*	4,843,878
6,524	FleetCor Technologies, Inc.*	1,624,868
6,721	Gartner, Inc.*	1,999,229
22,857	Global Payments, Inc.	3,127,752
71,419	International Business Machines Corp.	9,285,898
5,760	Jack Henry & Associates, Inc.	1,135,008
69,027	Mastercard, Inc., Class A	24,668,869
25,662	Paychex, Inc.	3,502,093
93,319	PayPal Holdings, Inc.*	10,792,342
7,524	VeriSign, Inc.*	1,673,789
132,640	Visa, Inc., Class A	29,415,573

		130,313,097

Leisure Products (0.0%†):
9,896	Hasbro, Inc.	810,680

Life Sciences Tools & Services (1.3%):
24,216	Agilent Technologies, Inc.	3,204,503
1,751	Bio-Rad Laboratories, Inc., Class A*	986,216
3,034	Bio-Techne Corp.	1,313,843
4,160	Charles River Laboratories International, Inc.*	1,181,315
12,412	Illumina, Inc.*	4,336,753
15,245	IQVIA Holdings, Inc.*	3,524,797
1,833	Mettler-Toledo International, Inc.*	2,517,057
9,956	PerkinElmer, Inc.	1,736,924
31,516	Thermo Fisher Scientific, Inc.	18,614,925
4,951	Waters Corp.*	1,536,741

		38,953,074

Machinery (1.5%):
43,084	Caterpillar, Inc.	9,599,977
11,265	Cummins, Inc.	2,310,564
22,401	Deere & Co.	9,306,719

Shares		Value
Common Stocks, continued
Machinery, continued
11,497	Dover Corp.	$1,803,879
28,761	Fortive Corp.	1,752,408
6,166	IDEX Corp.	1,182,207
22,743	Illinois Tool Works, Inc.	4,762,384
31,934	Ingersoll-Rand, Inc.	1,607,877
4,376	Nordson Corp.	993,702
33,870	Otis Worldwide Corp.	2,606,297
27,887	PACCAR, Inc.	2,456,008
10,249	Parker-Hannifin Corp.	2,908,256
14,174	Pentair plc	768,373
4,139	Snap-On, Inc.	850,482
12,839	Stanley Black & Decker, Inc.	1,794,764
15,545	Wabtec Corp.	1,494,963
14,298	Xylem, Inc.	1,219,047

		47,417,907

Media (1.0%):
9,604	Charter Communications, Inc., Class A*	5,239,174
361,812	Comcast Corp., Class A	16,940,038
22,678	Discovery Communications, Inc., Class C*	566,270
13,843	Discovery, Inc., Class A*^	344,968
20,778	DISH Network Corp., Class A*	657,624
25,373	Fox Corp., Class A	1,000,965
11,105	Fox Corp., Class B	402,889
31,245	Interpublic Group of Cos., Inc. (The)	1,107,635
32,464	News Corp., Class A	719,078
10,641	News Corp., Class B	239,635
16,247	Omnicom Group, Inc.	1,379,045
48,631	ViacomCBS, Inc., Class B	1,838,738

		30,436,059

Metals & Mining (0.5%):
118,090	Freeport-McMoRan, Inc.	5,873,797
64,330	Newmont Corp.	5,111,018
21,918	Nucor Corp.	3,258,111

		14,242,926

Multiline Retail (0.5%):
18,445	Dollar General Corp.	4,106,410
17,751	Dollar Tree, Inc.*	2,842,823
38,185	Target Corp.	8,103,621

		15,052,854

Multi-Utilities (0.9%):
20,815	Ameren Corp.	1,951,614
50,376	CenterPoint Energy, Inc.	1,543,521
23,684	CMS Energy Corp.	1,656,459
28,114	Consolidated Edison, Inc.	2,661,833
65,124	Dominion Energy, Inc.	5,533,586
15,484	DTE Energy Co.	2,047,140
29,804	NiSource, Inc.	947,767
40,750	Public Service Enterprise Group, Inc.	2,852,500
25,498	Sempra Energy	4,286,724
25,042	WEC Energy Group, Inc.	2,499,442

		25,980,586

Oil, Gas & Consumable Fuels (3.5%):
27,703	APA Corp.	1,144,965
154,176	Chevron Corp.	25,104,478
104,058	ConocoPhillips	10,405,800
63,100	Coterra Energy, Inc.	1,701,807
50,803	Devon Energy Corp.	3,003,981
13,497	Diamondback Energy, Inc.	1,850,169
46,532	EOG Resources, Inc.	5,548,010
338,600	Exxon Mobil Corp.	27,964,974
22,016	Hess Corp.	2,356,593
157,270	Kinder Morgan, Inc.	2,973,976
61,760	Marathon Oil Corp.	1,550,794

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
46,656	Marathon Petroleum Corp.	$3,989,088
70,897	Occidental Petroleum Corp.	4,022,696
36,226	ONEOK, Inc.	2,558,642
37,700	Phillips 66	3,256,903
18,153	Pioneer Natural Resources Co.	4,538,795
32,608	Valero Energy Corp.	3,311,016
98,069	Williams Cos., Inc.	3,276,485

		108,559,172

Personal Products (0.2%):
18,589	Estee Lauder Cos., Inc. (The), Class A	5,062,157

Pharmaceuticals (3.9%):
174,333	Bristol-Myers Squibb Co.	12,731,539
14,432	Catalent, Inc.*	1,600,509
63,502	Eli Lilly & Co.	18,185,068
210,555	Johnson & Johnson	37,316,663
202,025	Merck & Co., Inc.	16,576,151
21,014	Organon & Co.	734,019
448,916	Pfizer, Inc.	23,240,381
97,917	Viatris, Inc.	1,065,337
38,022	Zoetis, Inc.	7,170,569

		118,620,236

Professional Services (0.3%):
9,869	Equifax, Inc.	2,339,940
10,036	Jacobs Engineering Group, Inc.	1,383,061
11,329	Leidos Holdings, Inc.	1,223,759
28,405	Nielsen Holdings plc	773,752
8,628	Robert Half International, Inc.	985,145
12,700	Verisk Analytics, Inc.	2,725,801

		9,431,458

Real Estate Management & Development (0.1%):
2,485,087	BGP Holdings plc*(a)	—
27,110	CBRE Group, Inc., Class A*	2,481,107

		2,481,107

Road & Rail (1.0%):
178,487	CSX Corp.	6,684,338
6,701	J.B. Hunt Transport Services, Inc.	1,345,494
19,182	Norfolk Southern Corp.	5,471,090
7,533	Old Dominion Freight Line, Inc.	2,249,957
50,939	Union Pacific Corp.	13,917,044

		29,667,923

Semiconductors & Semiconductor Equipment (6.0%):
130,752	Advanced Micro Devices, Inc.*	14,296,424
42,331	Analog Devices, Inc.	6,992,235
70,892	Applied Materials, Inc.	9,343,566
33,022	Broadcom, Inc.	20,793,293
10,513	Enphase Energy, Inc.*	2,121,313
325,678	Intel Corp.	16,140,602
11,956	KLA Corp.	4,376,613
11,169	Lam Research Corp.	6,004,566
44,353	Microchip Technology, Inc.	3,332,684
89,970	Micron Technology, Inc.	7,007,763
3,381	Monolithic Power Systems, Inc.	1,642,084
199,950	NVIDIA Corp.	54,558,357
21,359	NXP Semiconductors NV	3,953,124
8,768	Qorvo, Inc.*	1,088,109
90,137	Qualcomm, Inc.	13,774,736
13,008	Skyworks Solutions, Inc.	1,733,706
4,361	SolarEdge Technologies, Inc.*	1,405,855
13,316	Teradyne, Inc.	1,574,351
73,771	Texas Instruments, Inc.	13,535,503

		183,674,884

Shares		Value
Common Stocks, continued
Software (8.9%):
37,726	Adobe, Inc.*	$17,188,720
7,051	ANSYS, Inc.*	2,239,750
17,572	Autodesk, Inc.*	3,766,558
22,185	Cadence Design Systems, Inc.*	3,648,545
10,915	Ceridian HCM Holding, Inc.*	746,150
10,537	Citrix Systems, Inc.	1,063,183
10,758	Fortinet, Inc.*	3,676,439
22,648	Intuit, Inc.	10,890,064
599,598	Microsoft Corp.	184,862,059
46,425	NortonLifeLock, Inc.	1,231,191
125,844	Oracle Corp.	10,411,074
3,867	Paycom Software, Inc.*	1,339,452
8,980	PTC, Inc.*	967,326
78,780	Salesforce, Inc.*	16,726,570
15,973	ServiceNow, Inc.*	8,895,204
12,247	Synopsys, Inc.*	4,081,558
3,188	Tyler Technologies, Inc.*	1,418,309

		273,152,152

Specialty Retail (2.0%):
4,806	Advance Auto Parts, Inc.	994,650
1,634	AutoZone, Inc.*	3,340,844
20,185	Bath & Body Works, Inc.	964,843
17,178	Best Buy Co., Inc.	1,561,480
13,005	CarMax, Inc.*	1,254,722
83,518	Home Depot, Inc. (The)	24,999,443
53,871	Lowe’s Cos., Inc.	10,892,178
5,442	O’Reilly Automotive, Inc.*	3,727,552
28,627	Ross Stores, Inc.	2,589,598
95,210	TJX Cos., Inc. (The)	5,767,822
9,264	Tractor Supply Co.	2,161,940
4,287	Ulta Beauty, Inc.*	1,707,169

		59,962,241

Technology Hardware, Storage & Peripherals (7.3%):
1,239,965	Apple, Inc.	216,510,289
102,323	Hewlett Packard Enterprise Co.	1,709,817
87,246	HP, Inc.	3,167,030
17,436	NetApp, Inc.	1,447,188
16,493	Seagate Technology Holdings plc	1,482,721
25,241	Western Digital Corp.*	1,253,215

		225,570,260

Textiles, Apparel & Luxury Goods (0.6%):
102,077	NIKE, Inc., Class B	13,735,481
5,759	PVH Corp.	441,197
3,585	Ralph Lauren Corp.	406,682
21,100	Tapestry, Inc.	783,865
16,585	Under Armour, Inc., Class A*	282,277
18,266	Under Armour, Inc., Class C*	284,219
26,037	VF Corp.	1,480,464

		17,414,185

Tobacco (0.6%):
146,266	Altria Group, Inc.	7,642,398
123,955	Philip Morris International, Inc.	11,644,333

		19,286,731

Trading Companies & Distributors (0.2%):
46,367	Fastenal Co.	2,754,200
5,834	United Rentals, Inc.*	2,072,295
3,442	W.W. Grainger, Inc.	1,775,349

		6,601,844

Water Utilities (0.1%):
14,502	American Water Works Co., Inc.	2,400,516

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services (0.2%):
47,264	T-Mobile USA, Inc.*	$6,066,334

Total Common Stocks (Cost $1,204,944,579)		3,062,291,420

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.1%):
1,967,492	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	1,967,492

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,967,492)		1,967,492

Shares		Value
Unaffiliated Investment Company (0.4%):

Money Markets (0.4%):
12,861,613	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(c)	12,861,613

Total Unaffiliated Investment Company (Cost $12,861,613)		12,861,613

Total Investment Securities (Cost $1,219,773,684) - 100.1%		3,077,120,525
Net other assets (liabilities) - (0.1)%		(2,941,888)

Net Assets - 100.0%		$3,074,178,637

Percentages indicated are based on net assets as of March 31, 2022.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $1,906,541.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(c)	The rate represents the effective yield at March 31, 2022.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts At March 31, 2022, the Fund’s open futures contracts were as follows: Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/17/22	63	$14,271,863	$135,347

				$135,347

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (1.1%):
25,748	AAR Corp.*	$1,246,976
58,299	Aerojet Rocketdyne Holdings, Inc.*	2,294,066
18,139	AeroVironment, Inc.*	1,707,605
22,681	Moog, Inc., Class A	1,991,392
4,000	National Presto Industries, Inc.	307,800
15,330	Park Aerospace Corp., Class C	200,056
50,636	Triumph Group, Inc.*	1,280,078

		9,027,973

Air Freight & Logistics (0.8%):
20,968	Atlas Air Worldwide Holdings, Inc.*	1,811,006
20,968	Forward Air Corp.	2,050,251
26,627	Hub Group, Inc., Class A*	2,055,871

		5,917,128

Airlines (0.5%):
11,779	Allegiant Travel Co.*	1,912,792
39,777	Hawaiian Holdings, Inc.*	783,607
39,227	SkyWest, Inc.*	1,131,699

		3,828,098

Auto Components (1.2%):
88,585	American Axle & Manufacturing Holdings, Inc.*	687,420
22,081	Dorman Products, Inc.*	2,098,357
25,862	Gentherm, Inc.*	1,888,961
19,625	LCI Industries	2,037,271
15,521	Motorcar Parts of America, Inc.*	276,739
17,494	Patrick Industries, Inc.	1,054,888
14,769	Standard Motor Products, Inc.	637,135
13,130	XPEL, Inc.*	690,769

		9,371,540

Automobiles (0.2%):
26,119	Winnebago Industries, Inc.^	1,411,210

Banks (9.8%):
15,151	Allegiance Bancshares, Inc.	676,947
51,864	Ameris Bancorp	2,275,792
42,211	Banc of California, Inc.	817,205
14,951	BancFirst Corp.	1,244,073
44,892	Bancorp, Inc. (The)*	1,271,790
67,110	BankUnited, Inc.	2,950,156
27,015	Banner Corp.	1,581,188
39,175	Berkshire Hills Bancorp, Inc.	1,134,900
63,554	Brookline Bancorp, Inc.	1,005,424
22,707	Central Pacific Financial Corp.	633,525
12,385	City Holding Co.	974,700
60,734	Columbia Banking System, Inc.	1,959,886
42,225	Community Bank System, Inc.	2,962,084
23,471	Customers Bancorp, Inc.*	1,223,778
101,119	CVB Financial Corp.	2,346,972
25,786	Dime Community Bancshares, Inc.	891,422
25,303	Eagle Bancorp, Inc.	1,442,524
28,179	FB Financial Corp.	1,251,711
159,971	First BanCorp	2,098,820
27,829	First Bancorp/Southern Pines NC	1,162,417
74,674	First Commonwealth Financial Corp.	1,132,058
74,508	First Financial Bancorp	1,717,409
99,725	First Hawaiian, Inc.	2,781,330
23,375	Hanmi Financial Corp.	575,259
28,519	Heritage Financial Corp.	714,686
47,216	Hilltop Holdings, Inc.	1,388,150
94,855	Hope BanCorp, Inc.	1,525,268
36,868	Independent Bank Corp.	3,011,747
28,829	Independent Bank Group, Inc.	2,051,472
177,144	Investors Bancorp, Inc.	2,644,760
19,679	Lakeland Financial Corp.^	1,436,567
23,678	National Bank Holdings Corp.	953,750
35,007	NBT Bancorp, Inc.	1,264,803

Shares		Value
Common Stocks, continued
Banks, continued
39,365	OFG Bancorp	$1,048,684
74,736	Pacific Premier Bancorp, Inc.	2,641,918
11,298	Park National Corp.	1,484,331
8,051	Preferred Bank Los Angeles	596,499
43,912	Renasant Corp.	1,468,856
29,505	S&T Bancorp, Inc.	872,758
46,007	Seacoast Banking Corp of Florida	1,611,165
37,839	ServisFirst Bancshares, Inc.^	3,605,678
86,274	Simmons First National Corp., Class A	2,262,104
26,100	Southside Bancshares, Inc.	1,065,663
9,294	Tompkins Financial Corp.	727,441
18,465	Triumph BanCorp, Inc.*	1,736,079
47,962	Trustmark Corp.	1,457,565
81,840	United Community Banks, Inc.	2,848,032
38,838	Veritex Holdings, Inc.	1,482,447
21,541	Westamerica BanCorp	1,303,231

		77,315,024

Beverages (0.6%):
30,014	Celsius Holdings, Inc.*	1,656,173
3,606	Coca-Cola Consolidated, Inc.	1,791,641
9,702	MGP Ingredients, Inc.	830,394
18,087	National Beverage Corp.	786,784

		5,064,992

Biotechnology (2.0%):
47,792	Avid Bioservices, Inc.*	973,523
31,751	Cara Therapeutics, Inc.*	385,775
50,799	Coherus Biosciences, Inc.*	655,815
65,098	Cytokinetics, Inc.*	2,396,257
9,046	Eagle Pharmaceuticals, Inc.*	447,687
37,062	Emergent BioSolutions, Inc.*	1,521,766
14,069	Enanta Pharmaceuticals, Inc.*	1,001,431
15,474	iTeos Therapeutics, Inc.*	497,953
12,916	Ligand Pharmaceuticals, Inc.*	1,452,921
62,267	Myriad Genetics, Inc.*	1,569,128
50,543	Organogenesis Holdings, Inc.*^	385,138
29,183	REGENXBIO, Inc.*	968,584
28,754	Uniqure NV*	519,585
42,592	Vanda Pharmaceuticals, Inc.*	481,715
36,700	Vericel Corp.*	1,402,674
45,482	Xencor, Inc.*	1,213,460

		15,873,412

Building Products (1.7%):
32,460	AAON, Inc.	1,808,996
12,863	American Woodmark Corp.*	629,644
19,373	Apogee Enterprises, Inc.	919,442
25,463	Gibraltar Industries, Inc.*	1,093,636
36,840	Griffon Corp.	737,905
15,391	Insteel Industries, Inc.	569,313
46,516	PGT Innovations, Inc.*	836,358
25,689	Quanex Building Products Corp.	539,212
112,453	Resideo Technologies, Inc.*	2,679,755
48,305	UFP Industries, Inc.	3,727,214

		13,541,475

Capital Markets (1.0%):
12,478	B Riley Financial, Inc.	872,961
37,952	Blucora, Inc.*	741,962
29,713	Brightsphere Investment Group, Inc.	720,540
22,658	Donnelley Financial Solutions, Inc.*	753,605
11,103	Greenhill & Co., Inc.	171,763
11,046	Piper Sandler Cos.	1,449,788
13,237	StoneX Group, Inc.*	982,583
5,565	Virtus Investment Partners, Inc.	1,335,544
86,420	WisdomTree Investments, Inc.	507,285

		7,536,031

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals (2.8%):
21,980	AdvanSix, Inc.	$1,122,958
21,437	American Vanguard Corp.	435,600
25,205	Balchem Corp.	3,445,524
64,629	Ferro Corp.*	1,405,034
23,568	Futurefuel Corp.	229,317
42,105	GCP Applied Technologies, Inc.*	1,322,939
41,024	H.B. Fuller Co.	2,710,456
14,536	Hawkins, Inc.	667,202
19,194	Innospec, Inc.	1,776,405
16,356	Koppers Holdings, Inc.	450,117
125,890	Livent Corp.*	3,281,952
10,401	Quaker Chemical Corp.^	1,797,397
51,227	Rayonier Advanced Materials, Inc.*	336,561
16,546	Stepan Co.	1,634,910
20,027	Tredegar Corp.	240,124
30,434	Trinseo PLC	1,458,397

		22,314,893

Commercial Services & Supplies (1.9%):
52,773	ABM Industries, Inc.	2,429,669
37,541	Brady Corp., Class A	1,737,022
33,155	Deluxe Corp.	1,002,607
58,163	Healthcare Services Group, Inc.	1,080,087
33,880	HNI Corp.	1,255,254
45,785	Interface, Inc.	621,303
94,263	KAR Auction Services, Inc.*	1,701,447
24,603	Matthews International Corp., Class A	796,153
101,264	Pitney Bowes, Inc.	526,573
11,833	UniFirst Corp.	2,180,585
24,360	US Ecology, Inc.*	1,166,357
16,292	Viad Corp.*	580,647

		15,077,704

Communications Equipment (1.5%):
38,848	ADTRAN, Inc.	716,746
28,474	CalAmp Corp.*	208,145
21,314	Comtech Telecommunications Corp.	334,417
27,202	Digi International, Inc.*	585,387
100,679	Extreme Networks, Inc.*	1,229,291
79,397	Harmonic, Inc.*	737,598
23,913	InterDigital, Inc.	1,525,649
22,516	NETGEAR, Inc.*	555,695
57,355	NetScout Systems, Inc.*	1,839,948
33,241	Plantronics, Inc.*	1,309,695
179,412	Viavi Solutions, Inc.*	2,884,945

		11,927,516

Construction & Engineering (1.1%):
37,818	Arcosa, Inc.	2,165,081
28,090	Comfort Systems USA, Inc.	2,500,291
35,609	Granite Construction, Inc.	1,167,975
13,150	MYR Group, Inc.*	1,236,626
9,257	NV5 Global, Inc.*	1,233,958

		8,303,931

Consumer Finance (0.7%):
19,483	Encore Capital Group, Inc.*	1,222,169
26,659	Enova International, Inc.*	1,012,242
42,985	EZCORP, Inc., Class A*	259,629
43,753	Green Dot Corp., Class A*	1,202,332
33,776	PRA Group, Inc.*	1,522,622
3,221	World Acceptance Corp.*^	617,917

		5,836,911

Containers & Packaging (0.3%):
28,821	Myers Industries, Inc.	622,534
121,064	O-I Glass, Inc.*	1,595,623

		2,218,157

Shares		Value
Common Stocks, continued
Diversified Consumer Services (0.5%):
38,828	Adtalem Global Education, Inc.*	$1,153,580
14,798	American Public Education, Inc.*	314,309
55,527	Perdoceo Education Corp.*	637,450
17,419	Strategic Education, Inc.	1,156,273
42,482	WW International, Inc.*	434,591

		3,696,203

Diversified Telecommunication Services (0.4%):
8,408	ATN International, Inc.	335,311
33,229	Cogent Communications Holdings, Inc.	2,204,744
58,030	Consolidated Communications Holdings, Inc.*	342,377

		2,882,432

Electrical Equipment (0.4%):
18,917	AZZ, Inc.	912,556
15,717	Encore Wire Corp.	1,792,838
7,304	Powell Industries, Inc.	141,844

		2,847,238

Electronic Equipment, Instruments & Components (3.6%):
66,704	Arlo Technologies, Inc.*	590,997
22,716	Badger Meter, Inc.	2,265,012
27,272	Benchmark Electronics, Inc.	682,891
25,082	CTS Corp.	886,398
20,879	ePlus, Inc.*	1,170,477
28,865	Fabrinet*	3,034,577
14,099	FARO Technologies, Inc.*	732,020
27,305	Insight Enterprises, Inc.*	2,930,373
35,434	Itron, Inc.*	1,866,663
71,944	Knowles Corp.*	1,548,954
29,059	Methode Electronics, Inc., Class A	1,256,802
12,771	OSI Systems, Inc.*	1,087,068
8,751	PC Connection, Inc.	458,465
21,808	Plexus Corp.*	1,784,112
14,603	Rogers Corp.*	3,967,635
49,710	Sanmina Corp.*	2,009,278
20,001	ScanSource, Inc.*	695,835
80,741	TTM Technologies, Inc.*	1,196,582

		28,164,139

Energy Equipment & Services (2.0%):
104,306	Archrock, Inc.	962,744
17,964	Bristow Group, Inc.*	666,105
36,278	Core Laboratories NV	1,147,473
15,007	DMC Global, Inc.*	457,714
27,728	Dril-Quip, Inc.*	1,035,641
109,671	Helix Energy Solutions Group, Inc.*	524,227
82,319	Helmerich & Payne, Inc.	3,521,607
6,119	Nabors Industries, Ltd.*	934,494
77,486	Oceaneering International, Inc.*	1,174,688
48,956	Oil States International, Inc.*	340,244
167,568	Patterson-UTI Energy, Inc.	2,593,953
66,238	Propetro Holding Corp.*	922,695
55,561	RPC, Inc.*	592,836
58,165	U.S. Silica Holdings, Inc.*	1,085,359

		15,959,780

Entertainment (0.2%):
83,121	Cinemark Holdings, Inc.*	1,436,331
17,636	Marcus Corp.*	312,157

		1,748,488

Equity Real Estate Investment Trusts (8.0%):
68,830	Acadia Realty Trust	1,491,546
55,554	Agree Realty Corp.	3,686,563
56,627	Alexander & Baldwin, Inc.	1,313,180
41,184	American Assets Trust, Inc.	1,560,462

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
51,775	Armada Hoffler Properties, Inc.	$755,915
134,411	Brandywine Realty Trust	1,900,572
75,329	CareTrust REIT, Inc.	1,453,850
11,658	Centerspace	1,143,883
37,909	Chatham Lodging Trust*	522,765
18,707	Community Healthcare Trust, Inc.	789,622
93,714	CoreCivic, Inc.*	1,046,785
164,565	DiamondRock Hospitality Co.*	1,662,107
190,935	Diversified Healthcare Trust	610,992
66,961	Easterly Government Properties, Inc.	1,415,556
59,882	Four Corners Property Trust, Inc.	1,619,209
76,269	Franklin Street Properties Corp.	449,987
98,149	GEO Group, Inc. (The)*	648,765
31,142	Getty Realty Corp.	891,284
79,401	Global Net Lease, Inc.	1,248,978
26,871	Hersha Hospitality Trust*	243,989
171,502	Independence Realty Trust, Inc.^	4,534,513
50,968	Industrial Logistics Properties Trust	1,155,445
19,926	Innovative Industrial Properties, Inc.	4,092,800
54,554	iStar, Inc.	1,277,109
30,562	LTC Properties, Inc.	1,175,720
221,249	LXP Industrial Trust	3,473,609
17,955	NexPoint Residential Trust, Inc.	1,621,516
37,880	Office Properties Income Trust	974,652
43,384	Orion Office REIT, Inc.	607,376
94,155	Retail Opportunity Investments Corp.	1,825,665
64,381	Rpt Realty	886,526
11,269	Safehold, Inc.^	624,866
10,425	Saul Centers, Inc.	549,398
131,694	Service Properties Trust	1,162,858
140,541	SITE Centers Corp.	2,348,440
81,802	Summit Hotel Properties, Inc.*	814,748
81,558	Tanger Factory Outlet Centers, Inc.^	1,401,982
183,327	Uniti Group, Inc.	2,522,580
10,179	Universal Health Realty Income Trust	594,148
85,999	Urban Edge Properties	1,642,581
24,217	Urstadt Biddle Properties, Inc., Class A	455,522
62,476	Veris Residential, Inc.*	1,086,458
66,271	Washington Real Estate	1,689,911
35,569	Whitestone REIT	471,289
89,639	Xenia Hotels & Resorts, Inc.*	1,729,136

		63,174,858

Food & Staples Retailing (0.8%):
18,597	PriceSmart, Inc.	1,466,746
27,884	SpartanNash Co.	919,893
23,820	The Andersons, Inc.	1,197,193
24,805	The Chefs’ Warehouse, Inc.*	808,643
45,257	United Natural Foods, Inc.*	1,871,377

		6,263,852

Food Products (1.7%):
50,872	B&G Foods, Inc.^	1,372,527
14,110	Calavo Growers, Inc.	514,310
29,337	Cal-Maine Foods, Inc.	1,619,989
25,662	Fresh Del Monte Produce, Inc.	664,902
107,498	Hostess Brands, Inc.*	2,358,506
11,542	J & J Snack Foods Corp.	1,790,164
7,014	John B Sanfilippo & Son, Inc.	585,248
4,562	Seneca Foods Corp., Class A*	235,126
66,250	Simply Good Foods Co. (The)*	2,514,188
13,966	Tootsie Roll Industries, Inc.	488,243
43,762	TreeHouse Foods, Inc.*	1,411,762

		13,554,965

Gas Utilities (0.8%):
13,743	Chesapeake Utilities Corp.	1,893,235

Shares		Value
Common Stocks, continued
Gas Utilities, continued
23,969	Northwest Natural Holding Co.	$1,239,677
87,667	South Jersey Industries, Inc.	3,028,895

		6,161,807

Health Care Equipment & Supplies (3.3%):
29,943	AngioDynamics, Inc.*	644,972
11,581	Anika Therapeutics, Inc.*	290,799
30,305	Artivion, Inc.*	647,921
37,180	Avanos Medical, Inc.*	1,245,530
23,360	BioLife Solutions, Inc.*	530,973
31,101	Cardiovascular Systems, Inc.*	702,883
22,803	CONMED Corp.	3,387,386
12,661	Cutera, Inc.*	873,609
36,526	Glaukos Corp.*	2,111,933
8,397	Heska Corp.*	1,161,137
16,175	Inogen, Inc.*	524,393
25,602	Integer Holdings Corp.*	2,062,753
52,772	Lantheus Holdings, Inc.*	2,918,819
15,227	LeMaitre Vascular, Inc.	707,599
33,612	Meridian Bioscience, Inc.*	872,568
39,566	Merit Medical Systems, Inc.*	2,631,930
4,079	Mesa Laboratories, Inc.	1,039,656
26,375	Natus Medical, Inc.*	693,135
57,721	OraSure Technologies, Inc.*	391,348
15,808	Orthofix Medical, Inc.*	516,922
11,089	Surmodics, Inc.*	502,664
15,832	Tactile Systems Technology, Inc.*	319,173
30,645	Varex Imaging Corp.*	652,432
16,559	Zimvie, Inc.*	378,208
17,031	Zynex, Inc.	106,103

		25,914,846

Health Care Providers & Services (3.4%):
12,426	Addus HomeCare Corp.*	1,159,222
36,844	AMN Healthcare Services, Inc.*	3,843,935
29,637	Apollo Medical Holdings, Inc.*^	1,436,505
97,538	Community Health Systems, Inc.*	1,157,776
7,348	CorVel Corp.*	1,237,697
80,889	Covetrus, Inc.*	1,358,126
27,313	Cross Country Healthcare, Inc.*	591,873
40,737	Ensign Group, Inc. (The)	3,666,737
15,072	Fulgent Genetics, Inc.*	940,644
29,292	Hanger, Inc.*	536,922
11,499	Joint Corp. (The)*	406,950
66,176	MEDNAX, Inc.*	1,553,812
9,646	ModivCare, Inc.*	1,113,052
58,578	Owens & Minor, Inc.	2,578,604
36,574	RadNet, Inc.*	818,160
82,182	Select Medical Holdings Corp.	1,971,546
21,496	The Pennant Group, Inc.*	400,471
33,811	Tivity Health, Inc.*	1,087,700
9,863	U.S. Physical Therapy, Inc.	980,875

		26,840,607

Health Care Technology (1.2%):
95,611	Allscripts Healthcare Solutions, Inc.*	2,153,160
11,786	Computer Programs & Systems, Inc.*	406,028
20,297	HealthStream, Inc.*	404,316
43,840	NextGen Healthcare, Inc.*	916,694
34,256	Omnicell, Inc.*	4,435,809
14,170	OptimizeRx Corp.*	534,351
12,023	Simulations Plus, Inc.	612,933

		9,463,291

Hotels, Restaurants & Leisure (1.8%):
18,604	BJ’s Restaurants, Inc.*	526,493
63,222	Bloomin’ Brands, Inc.	1,387,091
34,499	Brinker International, Inc.*	1,316,482
37,981	Cheesecake Factory, Inc. (The)*	1,511,264

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value

Common Stocks, continued
Hotels, Restaurants & Leisure, continued
15,052	Chuy’s Holdings, Inc.*	$406,404
30,181	Dave & Buster’s Entertainment, Inc.*	1,481,887
13,232	Dine Brands Global, Inc.	1,031,434
15,124	El Pollo Loco Holdings, Inc.*	175,741
13,735	Fiesta Restaurant Group, Inc.*	102,669
15,781	Golden Entertainment, Inc.*	916,403
16,439	Jack in the Box, Inc.	1,535,567
10,201	Monarch Casino & Resort, Inc.*	889,833
12,903	Red Robin Gourmet Burgers, Inc.*^	217,545
24,346	Ruth’s Hospitality Group, Inc.	557,036
30,340	Shake Shack, Inc., Class A*	2,060,086

		14,115,935

Household Durables (2.2%):
6,644	Cavco Industries, Inc.*	1,600,207
23,136	Century Communities, Inc.	1,239,396
17,536	Ethan Allen Interiors, Inc.	457,164
18,200	Installed Building Products, Inc.	1,537,718
21,068	iRobot Corp.*	1,335,711
34,263	La-Z-Boy, Inc.	903,515
16,667	LGI Homes, Inc.*	1,628,033
22,532	M/I Homes, Inc.*	999,294
44,335	MDC Holdings, Inc.	1,677,636
29,175	Meritage Homes Corp.*	2,311,535
99,199	Sonos, Inc.*^	2,799,396
37,809	Tupperware Brands Corp.*	735,385
10,476	Universal Electronics, Inc.*	327,270

		17,552,260

Household Products (0.4%):
7,960	Central Garden & Pet Co.*	349,921
30,487	Central Garden & Pet Co., Class A*	1,243,260
10,639	WD-40 Co.^	1,949,384

		3,542,565

Insurance (2.6%):
35,301	AMBAC Financial Group, Inc.*	367,130
64,379	American Equity Investment Life Holding Co.	2,569,366
14,869	Amerisafe, Inc.	738,543
54,503	Assured Guaranty, Ltd.	3,469,661
18,887	eHealth, Inc.*	234,388
22,187	Employers Holdings, Inc.	910,111
372,031	Genworth Financial, Inc., Class A*	1,406,277
6,137	HCI Group, Inc.	418,421
32,194	Horace Mann Educators Corp.	1,346,675
29,699	James River Group Holdings	734,753
18,992	Palomar Holdings, Inc.*	1,215,298
43,021	ProAssurance Corp.	1,156,404
11,293	Safety Insurance Group, Inc.	1,025,969
99,991	Selectquote, Inc.*	278,975
67,070	SiriusPoint, Ltd.*	501,684
20,996	Stewart Information Services Corp.	1,272,567
26,772	Trupanion, Inc.*	2,385,921
16,583	United Fire Group, Inc.	515,234
22,588	Universal Insurance Holdings, Inc.	304,712

		20,852,089

Interactive Media & Services (0.2%):
50,301	Cars.com, Inc.*	725,843
39,570	QuinStreet, Inc.*	459,012

		1,184,855

Internet & Direct Marketing Retail (0.3%):
21,249	Liquidity Services, Inc.*	363,783
16,465	PetMed Express, Inc.^	424,797
18,054	Shutterstock, Inc.	1,680,466

		2,469,046

Shares		Value

Common Stocks, continued
IT Services (1.6%):
25,439	CSG Systems International, Inc.	$1,617,157
46,282	Evertec, Inc.	1,894,322
25,936	Exlservice Holdings, Inc.*	3,715,851
25,737	Perficient, Inc.*	2,833,387
14,400	TTEC Holdings, Inc.	1,188,288
52,390	Unisys Corp.*	1,132,148

		12,381,153

Leisure Products (0.7%):
68,353	Academy Sports & Outdoors, Inc.	2,693,108
13,626	Sturm, Ruger & Co., Inc.	948,642
43,868	Vista Outdoor, Inc.*	1,565,649

		5,207,399

Life Sciences Tools & Services (0.1%):
96,727	Neogenomics, Inc.*	1,175,233

Machinery (4.6%):
7,676	Alamo Group, Inc.	1,103,732
25,093	Albany International Corp., Class A	2,115,842
17,660	Astec Industries, Inc.	759,380
36,291	Barnes Group, Inc.	1,458,535
16,216	CIRCOR International, Inc.*	431,670
46,692	Enerpac Tool Group Corp.	1,022,088
16,138	EnPro Industries, Inc.	1,577,167
20,308	ESCO Technologies, Inc.	1,419,935
47,710	Federal Signal Corp.	1,610,213
30,396	Franklin Electric Co., Inc.	2,524,084
61,685	Harsco Corp.*	755,024
56,727	Hillenbrand, Inc.	2,505,632
24,723	John Bean Technologies Corp.	2,928,934
8,515	Lindsay Corp.	1,336,940
55,258	Meritor, Inc.*	1,965,527
44,720	Mueller Industries, Inc.	2,422,482
21,527	Proto Labs, Inc.*	1,138,778
35,500	SPX Corp.*	1,754,055
32,698	SPX FLOW, Inc.	2,819,222
9,338	Standex International Corp.	933,053
14,254	Tennant Co.	1,123,215
25,482	The Greenbrier Cos., Inc.	1,312,578
40,719	Titan International, Inc.*	599,791
38,041	Wabash National Corp.	564,528

		36,182,405

Marine (0.5%):
32,802	Matson, Inc.	3,956,577

Media (0.7%):
22,838	AMC Networks, Inc., Class A*	927,908
44,492	E.W. Scripps Co. (The), Class A*	924,989
113,073	Gannett Co, Inc.*	509,959
15,995	Loyalty Ventures, Inc.*	264,397
23,569	Scholastic Corp.	949,359
20,752	TechTarget, Inc.*	1,686,723
13,039	Thryv Holdings, Inc.*	366,657

		5,629,992

Metals & Mining (1.9%):
98,921	Allegheny Technologies, Inc.*	2,655,040
82,853	Arconic Corp.*	2,122,694
37,723	Carpenter Technology Corp.	1,583,611
39,147	Century Aluminum Co.*	1,029,958
26,457	Compass Minerals International, Inc.	1,661,235
9,497	Haynes International, Inc.	404,572
12,413	Kaiser Aluminum Corp.	1,168,808
16,062	Materion Corp.	1,377,156
7,195	Olympic Steel, Inc.	276,720
65,650	SunCoke Energy, Inc.	584,941
31,858	TimkenSteel Corp.*	697,053

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
39,997	Warrior Met Coal, Inc.	$1,484,289

		15,046,077

Mortgage Real Estate Investment Trusts (1.3%):
105,086	Apollo Commercial Real Estate Finance, Inc.	1,463,848
69,200	Armour Residential REIT, Inc.^	581,280
42,376	Ellington Financial, Inc.	752,174
26,722	Franklin BSP Realty Trust, Inc.	373,574
39,812	Granite Point Mortgage Trust, Inc.	442,709
242,402	Invesco Mortgage Capital, Inc.^	552,676
34,221	KKR Real Estate Finance Trust, Inc.	705,295
297,672	New York Mortgage Trust, Inc.	1,086,503
74,552	Pennymac Mortgage Investment Trust	1,259,183
52,579	Ready Capital Corp.	791,840
90,173	Redwood Trust, Inc.	949,522
265,376	Two Harbors Investment Corp.	1,467,529

		10,426,133

Multiline Retail (0.1%):
23,729	Big Lots, Inc.	821,023

Multi-Utilities (0.4%):
55,204	Avista Corp.	2,492,460
12,660	Unitil Corp.	631,481

		3,123,941

Oil, Gas & Consumable Fuels (3.9%):
36,736	Callon Petroleum Co.*	2,170,363
56,285	Civitas Resources, Inc.	3,360,777
24,880	CONSOL Energy, Inc.*	936,234
22,089	Dorian LPG, Ltd.	320,070
35,512	Green Plains, Inc.*	1,101,227
11,150	Laredo Petroleum, Inc.*	882,411
86,239	Matador Resources Co.	4,568,942
36,057	PAR Pacific Holdings, Inc.*	469,462
73,741	PBF Energy, Inc., Class A*	1,797,068
16,395	Ranger Oil Corp.*	566,119
39,029	Renewable Energy Group, Inc.*	2,367,109
4,189	REX American Resources Corp.*	417,224
94,831	SM Energy Co.	3,693,668
869,078	Southwestern Energy Co.*	6,231,289
31,455	Talos Energy, Inc.*	496,675
50,340	World Fuel Services Corp.	1,361,194

		30,739,832

Paper & Forest Products (0.4%):
13,426	Clearwater Paper Corp.*	376,331
35,521	Glatfelter Corp.	439,750
30,857	Mercer International, Inc.	430,455
13,361	Neenah, Inc.	529,897
24,968	Schweitzer-Mauduit International, Inc.	686,620
27,538	Sylvamo Corp.*	916,465

		3,379,518

Personal Products (0.8%):
42,040	Edgewell Personal Care Co.	1,541,607
37,130	elf Beauty, Inc.*	959,068
13,915	Inter Parfums, Inc.	1,225,216
9,003	Medifast, Inc.	1,537,532
8,900	Usana Health Sciences, Inc.*	707,105

		5,970,528

Pharmaceuticals (1.6%):
28,683	Amphastar Pharmaceuticals, Inc.*	1,029,720
9,759	ANI Pharmaceuticals, Inc.*	274,325
27,587	Collegium Pharmaceutical, Inc.*	561,671
74,744	Corcept Therapeutics, Inc.*	1,683,235
187,085	Endo International plc*	432,166

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
17,602	Harmony Biosciences Holdings, Inc.*	$856,337
48,853	Innoviva, Inc.*	945,306
144,670	Nektar Therapeutics*	779,771
34,621	Pacira BioSciences, Inc.*	2,642,275
16,198	Phibro Animal Health Corp., Class A	323,150
38,967	Prestige Consumer Healthcare, Inc.*	2,062,913
41,680	Supernus Pharmaceuticals, Inc.*	1,347,098

		12,937,967

Professional Services (1.5%):
40,617	Exponent, Inc.	4,388,667
8,883	Forrester Research, Inc.*	501,179
15,100	Heidrick & Struggles International, Inc.	597,658
27,910	Kelly Services, Inc., Class A	605,368
42,464	Korn Ferry	2,757,612
21,481	ManTech International Corp., Class A	1,851,448
24,666	Resources Connection, Inc.	422,775
27,506	TrueBlue, Inc.*	794,648

		11,919,355

Real Estate Management & Development (0.9%):
52,664	Douglas Elliman, Inc.	384,447
94,807	Essential Properties Realty Trust, Inc.	2,398,617
19,508	Marcus & Millichap, Inc.	1,027,681
15,090	RE/MAX Holdings, Inc., Class A	418,446
90,623	Realogy Holdings Corp.*	1,420,969
25,948	The St Joe Co.	1,537,160

		7,187,320

Road & Rail (0.4%):
19,410	ArcBest Corp.	1,562,505
34,777	Heartland Express, Inc.	489,313
46,295	Marten Transport, Ltd.	822,199

		2,874,017

Semiconductors & Semiconductor Equipment (3.8%):
29,307	Advanced Energy Industries, Inc.	2,522,747
26,128	Axcelis Technologies, Inc.*	1,973,448
17,807	CEVA, Inc.*	723,855
38,057	Cohu, Inc.*	1,126,487
35,290	Diodes, Inc.*	3,069,877
60,695	FormFactor, Inc.*	2,551,011
22,060	Ichor Holdings, Ltd.*	785,777
48,609	Kulicke & Soffa Industries, Inc.	2,723,076
55,105	MaxLinear, Inc., Class A*	3,215,377
38,353	Onto Innovation, Inc.*	3,332,492
22,939	PDF Solutions, Inc.*	639,310
48,857	Photronics, Inc.*	829,103
86,108	Rambus, Inc.*	2,745,984
36,242	SMART Global Holdings, Inc.*	936,131
35,203	Ultra Clean Holdings, Inc.*	1,492,255
39,378	Veeco Instruments, Inc.*	1,070,688

		29,737,618

Software (2.6%):
91,607	8x8, Inc.*	1,153,332
15,037	Agilysys, Inc.*	599,676
35,905	Alarm.com Holdings, Inc.*	2,386,246
30,001	Bottomline Technologies, Inc.*	1,700,457
30,809	Cerence, Inc.*	1,112,205
12,480	Consensus Cloud Solutions, Inc.*	750,423
18,569	Ebix, Inc.	615,562
52,664	LivePerson, Inc.*	1,286,055
27,687	OneSpan, Inc.*	399,800
34,182	Progress Software Corp.	1,609,630
28,050	SPS Commerce, Inc.*	3,680,160

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
196,659	Vonage Holdings Corp.*	$3,990,211
81,829	Xperi Holding Corp.	1,417,278

		20,701,035

Specialty Retail (3.7%):
24,241	Aaron’s Co., Inc. (The)	486,759
44,005	Abercrombie & Fitch Co., Class A*	1,407,720
4,633	America’s Car-Mart, Inc.*	373,235
18,042	Asbury Automotive Group, Inc.*	2,890,328
28,460	Barnes & Noble Education, Inc.*	101,887
75,058	Bed Bath & Beyond, Inc.*^	1,691,057
23,220	Boot Barn Holdings, Inc.*	2,201,024
29,553	Caleres, Inc.	571,260
14,440	Cato Corp., Class A	211,690
97,428	Chico’s FAS, Inc.*	467,654
15,361	Conn’s, Inc.*	236,713
49,071	Designer Brands, Inc., Class A*	662,949
10,695	Genesco, Inc.*	680,309
13,425	Group 1 Automotive, Inc.	2,253,118
29,471	Guess?, Inc.^	643,941
11,822	Haverty Furniture Cos., Inc.^	324,159
9,997	Hibbett, Inc.	443,267
23,133	LL Flooring Holdings, Inc.*	324,325
16,922	MarineMax, Inc.*	681,280
25,851	Monro, Inc.	1,146,233
35,874	ODP Corp. (The)*	1,644,105
47,434	Rent-A-Center, Inc.	1,194,863
85,787	Sally Beauty Holdings, Inc.*	1,340,851
13,978	Shoe Carnival, Inc.^	407,599
41,019	Signet Jewelers, Ltd.	2,982,081
17,671	Sleep Number Corp.*	896,096
16,104	Sonic Automotive, Inc., Class A	684,581
22,818	The Buckle, Inc.	753,907
10,584	The Children’s Place, Inc.*^	521,791
15,216	Zumiez, Inc.*	581,403

		28,806,185

Technology Hardware, Storage & Peripherals (0.3%):
98,839	3D Systems Corp.*	1,648,634
26,273	Corsair Gaming, Inc.*	555,937
58,689	Diebold Nixdorf, Inc.*	394,977

		2,599,548

Textiles, Apparel & Luxury Goods (1.1%):
38,007	Fossil Group, Inc.*	366,387
33,495	G-III Apparel Group, Ltd.*	906,040
37,198	Kontoor Brands, Inc.	1,538,137
12,496	Movado Group, Inc.	487,969
12,169	Oxford Industries, Inc.	1,101,295
59,522	Steven Madden, Ltd.	2,299,930
11,022	Unifi, Inc.*	199,498
20,230	Vera Bradley, Inc.*	155,164
64,327	Wolverine World Wide, Inc.	1,451,217

		8,505,637

Thrifts & Mortgage Finance (2.7%):
41,889	Axos Financial, Inc.*	1,943,231
103,675	Capitol Federal Financial, Inc.	1,127,984
41,618	Flagstar Bancorp, Inc.	1,764,603
15,571	HomeStreet, Inc.	737,754
8,938	LendingTree, Inc.*	1,069,610
23,352	Meta Financial Group, Inc.	1,282,492
58,591	Mr Cooper Group, Inc.*	2,675,851
67,212	NMI Holdings, Inc., Class A*	1,385,911
34,606	Northfield Bancorp, Inc.	496,942
101,931	Northwest Bancshares, Inc.	1,377,088
60,999	Provident Financial Services, Inc.	1,427,377
15,573	TrustCo Bank Corp. NY	497,246

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
23,045	Walker & Dunlop, Inc.	$2,982,484
48,197	WSFS Financial Corp.	2,246,944

		21,015,517

Tobacco (0.3%):
19,272	Universal Corp.	1,119,125
102,110	Vector Group, Ltd.	1,229,404

		2,348,529

Trading Companies & Distributors (1.3%):
29,978	Applied Industrial Technologies, Inc.	3,077,541
30,596	Boise Cascade Co.	2,125,504
13,844	DXP Enterprises, Inc.*	375,034
33,730	GMS, Inc.*	1,678,742
21,523	Kaman Corp., Class A	935,820
86,440	NOW, Inc.*	953,433
10,889	Veritiv Corp.*	1,454,662

		10,600,736

Water Utilities (0.8%):
28,779	American States Water Co.	2,561,907
40,868	California Water Service Group	2,422,655
13,960	Middlesex Water Co.	1,468,173

		6,452,735

Wireless Telecommunication Services (0.3%):
38,874	Shenandoah Telecommunications Co.	916,649
77,336	Telephone & Data Systems, Inc.	1,460,105

		2,376,754

Total Common Stocks (Cost $547,205,207)		783,058,015

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (3.3%):
26,308,768	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	26,308,768

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $26,308,768)		26,308,768

Shares		Value
Unaffiliated Investment Company (0.6%):

Money Markets (0.6%):
4,882,849	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(b)	4,882,849

Total Unaffiliated Investment Company (Cost $4,882,849)		4,882,849

Total Investment Securities
(Cost $578,396,824) - 103.2%		814,249,632
Net other assets (liabilities) - (3.2)%		(25,509,467)

Net Assets - 100.0%		$788,740,165

Percentages indicated are based on net assets as of March 31, 2022.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $25,339,931.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(b)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Futures Contracts
At March 31, 2022, the Fund’s open futures contracts were as follows:
Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index Future Jun22	6/17/22	59	$6,095,880	$80,840

				$80,840

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks (66.4%):
Banks (2.1%):
152,338	PNC Financial Services Group, Inc. (The)	$28,098,744

Beverages (1.4%):
500,175	Keurig Dr Pepper, Inc.	18,956,632

Capital Markets (1.6%):
8,800	CME Group, Inc.	2,093,168
142,054	Intercontinental Exchange, Inc.	18,768,174

		20,861,342

Chemicals (0.5%):
20,199	Linde plc	6,452,167

Commercial Services & Supplies (1.8%):
429,664	Aurora Innovation, Inc.*^	2,401,822
6,300	Republic Services, Inc.	834,750
146,462	Waste Connections, Inc.	20,460,741

		23,697,313

Electric Utilities (0.4%):
8,400	American Electric Power Co., Inc.	838,068
24,499	Constellation Energy Corp.	1,378,069
73,500	Exelon Corp.	3,500,805

		5,716,942

Electronic Equipment, Instruments & Components (2.5%):
198,552	TE Connectivity, Ltd.	26,006,341
16,166	Teledyne Technologies, Inc.*	7,640,537

		33,646,878

Entertainment (0.2%):
45,295	Liberty Media Corp-Liberty Formula One, Class C*	3,163,403

Food & Staples Retailing (0.2%):
17,229	Walmart, Inc.	2,565,743

Health Care Equipment & Supplies (7.2%):
16,200	Abbott Laboratories	1,917,432
157,216	Alcon, Inc.	12,420,998
16,200	Baxter International, Inc.	1,256,148
112,904	Becton Dickinson & Co.	30,032,464
3,687	Cooper Cos., Inc. (The)	1,539,654
117,233	Danaher Corp.	34,387,956
100,787	Hologic, Inc.*	7,742,457
37,800	Medtronic plc	4,193,910
5,472	Teleflex, Inc.	1,941,630

		95,432,649

Health Care Providers & Services (3.2%):
41,102	Humana, Inc.	17,886,357
48,444	UnitedHealth Group, Inc.	24,704,987

		42,591,344

Hotels, Restaurants & Leisure (3.6%):
16,161	McDonald’s Corp.	3,996,292
43,200	Starbucks Corp.	3,929,904
339,989	Yum! Brands, Inc.	40,298,896

		48,225,092

Industrial Conglomerates (4.8%):
551,150	General Electric Co.	50,430,225
28,777	Roper Technologies, Inc.	13,589,363

		64,019,588

Insurance (2.0%):
154,246	Marsh & McLennan Cos., Inc.	26,286,603

Interactive Media & Services (4.3%):
7,228	Alphabet, Inc., Class A*	20,103,598
9,877	Alphabet, Inc., Class C*	27,586,362
41,326	Meta Platforms, Inc., Class A*	9,189,249

		56,879,209

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail (6.0%):
24,616	Amazon.com, Inc.*	$80,246,929

IT Services (1.2%):
5,900	Mastercard, Inc., Class A	2,108,542
61,600	Visa, Inc., Class A	13,661,032

		15,769,574

Life Sciences Tools & Services (6.1%):
134,915	Avantor, Inc.*	4,562,825
178,890	PerkinElmer, Inc.	31,209,149
75,513	Thermo Fisher Scientific, Inc.	44,601,754

		80,373,728

Machinery (2.4%):
252,662	Fortive Corp.	15,394,696
320,675	Ingersoll-Rand, Inc.	16,145,986
7,007	Otis Worldwide Corp.	539,189

		32,079,871

Multiline Retail (0.2%):
9,600	Dollar General Corp.	2,137,248

Multi-Utilities (2.6%):
163,436	Ameren Corp.	15,323,759
112,526	CMS Energy Corp.	7,870,069
165,411	Public Service Enterprise Group, Inc.	11,578,770

		34,772,598

Pharmaceuticals (0.2%):
26,872	Catalent, Inc.*	2,980,105

Professional Services (0.4%):
44,885	TransUnion	4,638,416

Semiconductors & Semiconductor Equipment (0.8%):
39,500	NVIDIA Corp.	10,777,970
1,266	NXP Semiconductors NV	234,311

		11,012,281

Software (8.3%):
299,366	Microsoft Corp.	92,297,531
83,652	Salesforce, Inc.*	17,760,993

		110,058,524

Specialty Retail (0.0%†):
5,600	Ross Stores, Inc.	506,576

Technology Hardware, Storage & Peripherals (2.4%):
179,315	Apple, Inc.	31,310,192

Total Common Stocks (Cost $700,040,032)		882,479,691

Preferred Stocks (0.6%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/14/19	91,116

Electric Utilities (0.1%):
78,185	SCE Trust IV, Series J, 5.38%, 12/31/49	1,817,019

Multi-Utilities (0.5%):
96,612	CMS Energy Corp., 5.88%, 10/15/78	2,493,556
121,795	CMS Energy Corp., 5.88%, 3/1/79	3,130,132
35,945	NiSource, Inc., Series B, 6.50%, 11/21/19	965,123

		6,588,811

Total Preferred Stocks (Cost $8,403,425)		8,496,946

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities (0.3%):
$1,416,960	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	$1,420,103
1,344,825	Domino’s Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,342,000
632,100	Domino’s Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	612,032
Total Asset Backed Securities (Cost $3,379,742)		3,374,135

Convertible Bonds (0.2%):
Interactive Media & Services (0.1%):
1,020,000	Snap, Inc., 3.13%, 5/1/27(a)	872,228

IT Services (0.0%†):
680,000	Shopify, Inc., 0.13%, 11/1/25	647,423

Media (0.1%):
1,144,000	Spotify USA, Inc., 4.02%, 3/15/26	978,726

Total Convertible Bonds (Cost $2,525,064)		2,498,377

Bank Loans (14.0%):
Airlines (0.7%):
6,405,000	Formula One Management Limited Facility B3, 0.00% (LIBOR+0bps ), 2/1/24	6,369,004
2,770,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.) Initial Term Ln, 4.75% (LIBOR+375bps ), 9/16/27	2,856,119

		9,225,123

Building Products (0.3%):
1,298,788	Filtration Group Corporation 2021 Incremental Term Ln, 0.04% (LIBOR+350bps ), 10/19/28	1,282,553
968,259	Filtration Group Corporation Initial Dollar Term Ln, 4.01% (LIBOR+300bps ), 3/29/25, Callable 5/12/22 @ 100	953,029
1,526,148	Filtration Group Corporation Initial Euro Term Ln, 0.00% (EURLIBOR+350bps ), 3/29/25	1,657,682

		3,893,264

Capital Markets (0.8%):
10,740,000	Medline Borrower LP Initial Dollar Term Ln, 3.75% (LIBOR+325bps ), 10/21/28	10,627,230
534,600	Woof Holdings, Inc. Initial First Lien Term Ln, 4.50% (LIBOR+375bps ), 12/16/27, Callable 5/12/22 @ 100	529,922

		11,157,152

Chemicals (0.9%):
334,550	H.B. Fuller Company Commitment Ln, 2.26% (LIBOR+200bps ), 10/20/24, Callable 5/12/22 @ 100	332,931
7,252,652	USI, Inc. 2017 New Term Ln, 3.50% (LIBOR+300bps ), 5/16/24	7,198,112

Principal Amount		Value
Bank Loans, continued
Chemicals, continued
$4,514,430	USI, Inc. 2021 New Term Ln, 3.69% (LIBOR+325bps ), 12/2/26, Callable 5/12/22 @ 100	$4,473,033

		12,004,076

Consumer Discretionary Services (0.1%):
1,993,031	IRB Holding Corp., 3.75%, 12/15/27	1,979,738

Diversified Consumer Services (0.7%):
5,275,000	Ascend Learning LLC 2021 First Lien Term Ln, 4.00% (LIBOR+350bps ), 11/18/28, Callable 5/12/22 @ 101	5,210,381
755,000	Ascend Learning LLC Term Ln 2L, 6.25% (LIBOR+0bps ), 11/18/29, Callable 5/12/22 @ 102	749,338
3,517,818	Loire UK Midco 3 Limited Facility B Ln, 0.03% (LIBOR+325bps ), 1/24/27	3,469,448

		9,429,167

Diversified Financial Services (0.1%):
728,175	Acrisure LLC 2021-1 Term Ln, 4.25% (LIBOR+375bps ), 2/15/27	722,262

Electric Utilities (0.8%):
3,486,274	Alliant Holdings Intermediate LLC 2018 Initial Term Ln, 3.70% (LIBOR+325bps ), 5/10/25, Callable 5/12/22 @ 100	3,443,950
1,577,145	Alliant Holdings Intermediate LLC 2019 Term Ln, 3.37% (LIBOR+325bps ), 5/10/25, Callable 5/12/22 @ 100	1,558,740
5,139,088	Alliant Holdings Intermediate LLC TLB-4 Term Ln, 4.00% (LIBOR+350bps ), 11/6/27	5,119,816

		10,122,506

Health Care (0.1%):
230,227	EyeCare Partners LLC Amndmnt 1 Term Ln, 0.04% (LIBOR+375bps ), 10/14/28	227,421
274,307	EyeCare Partners LLC Initial First Lien Term Ln, 4.20% (LIBOR+375bps ), 2/20/27, Callable 5/12/22 @ 100	270,366
348,237	Pathway Vet Alliance LLC 2021 Replacement First Lien Term Ln, 4.19% (LIBOR+375bps ), 3/31/27, Callable 5/12/22 @ 100	344,103
115,000	Petvet Care Centers LLC, 6.72%, 2/15/26, Callable 5/12/22 @ 100	114,066

		955,956

Health Care Equipment & Supplies (0.0%†):
426,775	Pacific Dental Services LLC Term Ln, 0.03% (LIBOR+325bps ), 4/20/28	421,261

Health Care Providers & Services (0.8%):
1,642,710	ADMI Corp. Term Ln, 3.75% (LIBOR+337.5bps ), 12/23/27, Callable 5/12/22 @ 100	1,612,172
3,754,249	ADMI Corp. Term Ln, 4.25% (LIBOR+350bps ), 12/23/27	3,704,205

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Health Care Providers & Services, continued
$472,625	Heartland Dental LLC 2021 Incremental Term Ln, 4.45% (LIBOR+400bps ), 4/30/25, Callable 5/12/22 @ 100	$467,393
5,105,453	Heartland Dental LLC Initial Term Ln, 4.06% (LIBOR+350bps ), 4/30/25, Callable 5/12/22 @ 100	5,038,878

		10,822,648

Hotels, Restaurants & Leisure (0.3%):
70,000	Cedar Fair LP Term B Ln, 2.63% (LIBOR+175bps ), 4/13/24, Callable 5/12/22 @ 100	69,059
837,434	Four Seasons Holdings Inc. 2013 First Lien Term Ln, 3.01% (LIBOR+200bps ), 11/30/23, Callable 5/12/22 @ 100	833,900
1,865,598	IRB Holding Corp. 2020 Replacement Term B Ln, 3.75% (LIBOR+275bps ), 2/5/25, Callable 5/12/22 @ 100	1,849,274
604,972	Life Time, Inc. 2021 Refin Term Ln, 5.75% (LIBOR+475bps ), 12/22/24	601,191
1,352,502	SeaWorld Parks & Entertainment, Inc. Term B Ln, 3.50% (PRIME+0bps ), 8/25/28, Callable 5/12/22 @ 100	1,334,582

		4,688,006

Insurance (3.2%):
4,625,155	HIG Finance 2 Limited 2021 Dollar Refin Term Ln, 4.00% (LIBOR+325bps ), 11/12/27, Callable 5/12/22 @ 100	4,568,312
14,253,071	HUB International, Ltd. B-3 Incremental Term Ln, 4.00% (LIBOR+325bps ), 4/25/25	14,149,451
22,845,632	HUB International, Ltd. Initial Term Ln, 3.20% (LIBOR+275bps ), 4/25/25	22,562,346
1,131,958	Ryan Specialty Group LLC Initial Term Loan, 3.75% (PRIME+200bps ), 9/1/27	1,122,528

		42,402,637

IT Services (0.0%†):
200,000	CoreLogic, Inc. Initial Term Ln First Lien, 0.07% (LIBOR+650bps ), 4/13/29	196,750

Life Sciences Tools & Services (0.3%):
160,407	Avantor Funding, Inc. Initial B-4 Dollar Term Ln, 2.50% (LIBOR+200bps ), 11/24/24	158,736
3,658,861	Sunshine Luxembourg VII S.a r.l. Facility B3, 0.00% (LIBOR+300bps ), 10/1/26	3,631,419

		3,790,155

Machinery (0.4%):
4,434,155	TK Elevator Midco GmbH Facility B1, 0.04% (LIBOR+350bps ), 7/30/27	4,387,064

Principal Amount		Value
Bank Loans, continued
Machinery, continued
$535,000	Welbilt, Inc. 2018 Term B Ln, 2.76% (LIBOR+250bps ), 10/23/25	$529,650

		4,916,714

Materials (0.1%):
720,000	Arches Buyer, Inc., 3.75%, 12/6/27, Callable 5/12/22 @ 100	707,011

Professional Services (0.4%):
2,846,250	Camelot U.S. Acquisition 1 Co. Amndmnt 2 Incremental Term Ln, 0.03% (LIBOR+300bps ), 10/31/26	2,816,023
3,067,313	CoreLogic, Inc. Iniitial Term Ln Second Lien, 4.00% (LIBOR+0bps ), 4/14/28, Callable 5/12/22 @ 100	3,027,069

		5,843,092

Software (2.6%):
317,354	Applied Systems, Inc. 2021 Second Lien Term Ln, 6.25% (LIBOR+550bps ), 9/19/25, Callable 5/12/22 @ 100	315,123
3,801,685	Applied Systems, Inc. First Lien Term Ln, 3.75% (LIBOR+300bps ), 9/19/24, Callable 5/12/22 @ 100	3,772,222
650,494	Azalea TopCo, Inc. 2021 First Lien Term Ln, 4.50% (LIBOR+375bps ), 7/25/26, Callable 5/12/22 @ 100	643,989
4,268,167	Azalea TopCo, Inc. Initial First Lien Tern Ln, 3.95% (LIBOR+350bps ), 7/23/26, Callable 5/12/22 @ 100	4,206,150
478,800	Polaris Newco LLC Dollar First Lien Term Ln, 4.50% (LIBOR+400bps ), 6/4/28, Callable 5/12/22 @ 100	474,850
496,437	Project Boost Purchaser LLC 2021 Tranche 2 Term Ln, 4.00% (LIBOR+350bps ), 5/30/26, Callable 5/12/22 @ 100	490,232
5,294,388	RealPage, Inc. Initial First Lien Term Ln, 3.75% (LIBOR+325bps ), 2/18/28, Callable 5/12/22 @ 100	5,227,678
200,000	RealPage, Inc. Initial Second Lien Term Ln, 0.07% (LIBOR+650bps ), 4/22/29	200,250
870,625	Sophia LP First Lien Term Ln B, 4.00% (LIBOR+350bps ), 10/7/27, Callable 4/27/22 @ 100	861,013
885,000	UKG, Inc. 2021 Incremental Second Lien Term Ln, 0.05% (LIBOR+525bps ), 5/3/27	876,840
16,858,555	UKG, Inc. 2021-2 Incremental First Lien Term Ln, 3.75% (LIBOR+325bps ), 5/3/26	16,705,311
493,638	Ultimate Software Group, Inc., Initial First Lien Term Ln, 4.07% (LIBOR+375bps ), 5/3/26, Callable 5/12/22 @ 100	491,263

		34,264,921

Software & Tech Services (0.5%):
5,100,000	athenahealth TL B, 0.00%, 1/27/29	5,037,525
367,400	Ellucian, 0.00%, 10/7/27	363,726

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Software & Tech Services, continued
$400,000	Press Ganey TL B 1L Bankdebt, 4.50%, 7/25/26, Callable 5/12/22 @ 101	$396,500
275,000	Storable, Inc., 3.75%, 4/16/28, Callable 5/12/22 @ 100	270,705

		6,068,456

Sovereign Bond (0.4%):
5,710,000	Mileage Plus Holdings LLC Initial Term Loan, 6.25% (LIBOR+525bps ), 6/25/27	5,916,988

Specialty Retail (0.3%):
1,429,784	PetVet Care Centers LLC 2018 First Lien Term Ln, 3.63% (LIBOR+325bps ), 2/14/25, Callable 5/12/22 @ 100	1,415,486
2,179,192	PetVet Care Centers LLC 2021 First Lien Replacement Term Ln, 4.25% (LIBOR+350bps ), 2/15/25, Callable 5/12/22 @ 100	2,165,572
360,635	PetVet Care Centers LLC Initial First Lien Term Ln, 3.22% (LIBOR+275bps ), 2/14/25, Callable 5/12/22 @ 100	355,676

		3,936,734

Tech Hardware & Semiconductors (0.2%):
2,062,138	Entegris, Inc., 0.00%, 3/2/29	2,055,271

Technology Hardware, Storage & Peripherals (0.0%†):
603,849	Eagle Broadband Investments LLC Initial Term Ln, 3.75% (LIBOR+300bps ), 11/12/27, Callable 5/12/22 @ 100	595,395

Total Bank Loans (Cost $186,496,031)		186,115,283

Principal Amount		Value
Corporate Bonds (7.5%):
Aerospace & Defense (0.1%):
515,000	Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	468,006
250,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 5/13/22 @ 105.16	253,750
275,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 5/13/22 @ 103.13(a)	282,219
160,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 5/13/22 @ 103.19	160,800
275,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	272,937

		1,437,712

Airlines (0.4%):
2,065,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(a)	2,081,411
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,160,361
1,250,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,303,125
172,661	U.S. Airways Pass Through Trust, Series 2010-1A, 6.25%, 10/22/24	172,661

		4,717,558

Principal Amount		Value
Corporate Bonds, continued
Auto Components (0.2%):
$467,000	Clarios Global LP, 6.75%, 5/15/25, Callable 5/15/22 @ 103.38(a)	$483,345
643,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)	662,290
1,985,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25(a)	2,051,994

		3,197,629

Building Products (0.0%†):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	280,630

Capital Markets (0.1%):
260,000	MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24 @ 102(a)	252,200
600,000	MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @ 101.81(a)	564,000
10,000	MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @ 101.94(a)	9,475
90,000	MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @ 101.81(a)	84,600
40,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	35,950
452,000	State Street Corp., Series F, 4.42% (US0003M+360 bps), Callable 6/15/22 @ 100	450,870

		1,397,095

Consumer Discretionary Services (0.3%):
1,806,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27, Callable 5/13/22 @ 102.69	1,792,455

920,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25, Callable 5/13/22 @ 102.75(a)	940,700

1,810,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 7/1/22 @ 103.5(a)	1,889,188

		4,622,343

Diversified Financial Services (0.2%):
2,250,000	Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25, Callable 5/13/22 @ 101.75(a)	2,235,937

Electric Utilities (0.1%):
650,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	640,250
385,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	370,562

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$450,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94^(a)	$432,563

		1,443,375

Electrical Equipment (0.1%):
625,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	592,188
245,000	Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	226,931

		819,119

Entertainment (0.0%†):
100,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24, Callable 5/13/22 @ 101.22(a)	100,250

Equity Real Estate Investment Trusts (0.1%):
865,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94	842,294
255,000	SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56	232,050

		1,074,344

Health Care (0.0%†):
215,000	Avantor Funding, Inc., 3.88%, 11/1/29, Callable 11/1/24 @ 101.94(a)	202,637

Health Care Equipment & Supplies (0.1%):
220,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	204,600
1,095,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	1,108,687
130,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	126,750

		1,440,037

Health Care Providers & Services (0.2%):
1,705,000	Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable 5/13/22 @ 102.13(a)	1,713,525
1,060,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 5/13/22 @ 105(a)	1,114,325
450,000	Tenet Healthcare Corp., 4.63%, 9/1/24, Callable 4/28/22 @ 102.31(a)	451,687

		3,279,537

Hotels, Restaurants & Leisure (2.1%):
2,308,000	Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	2,250,300
1,780,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25	1,811,150
100,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 5/1/22 @ 102.69(a)	102,000
105,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	98,700

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$205,000	Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a)	$185,269
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/28/22 @ 102.44	50,500
70,000	IRB Holding Corp., 6.75%, 2/15/26, Callable 4/15/22 @ 101.69(a)	71,050
5,603,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	5,659,030
1,498,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	1,492,383
355,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	351,844
5,769,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 5/13/22 @ 101.22(a)	5,769,000
2,690,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 5/13/22 @ 102.75^(a)	2,690,000
1,312,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	1,325,120
465,000	Yum! Brands, Inc., 7.75%, 4/1/25(a)	482,921
370,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	364,912
477,000	Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	434,070
375,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	361,875
733,000	Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27 @ 102.69	733,000
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,161,830
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,841,775

		27,236,729

Industrial Conglomerates (0.3%):
3,922,000	General Electric Co., Series D, 4.16% (US0003M+333 bps), Callable 6/15/22 @ 100	3,808,493

Insurance (0.8%):
585,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	558,675
6,965,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 4/25/22 @ 103.5(a)	7,043,356
460,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81^(a)	440,450
80,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	76,100
3,025,000	USI, Inc., 6.88%, 5/1/25, Callable 5/13/22 @ 100(a)	3,032,563

		11,151,144

Interactive Media & Services (0.0%†):
420,000	Twitter, Inc., 5.00%, 3/1/30, Callable 12/1/29 @ 100(a)	416,850

IT Services (0.1%):
5,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	4,650

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$275,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	$260,219
200,000	Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	193,000
180,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	179,100
255,000	Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a)	240,337
310,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	291,013
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	32,987

		1,201,306

Leisure Products (0.1%):
1,230,000	Photo Holdings Merger Sub, Inc., 8.50%, 10/1/26, Callable 10/1/22 @ 104.25(a)	1,168,500

Life Sciences Tools & Services (0.2%):
1,943,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	1,918,713
925,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	936,562

		2,855,275

Machinery (0.1%):
1,042,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 5/13/22 @ 100	1,051,118

Media (1.4%):
1,405,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23, Callable 4/28/22 @ 100(a)	1,403,244
350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26, Callable 5/13/22 @ 101.83(a)	355,250
7,144,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27, Callable 5/13/22 @ 102.56(a)	7,144,000
6,881,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	6,812,190
700,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 101.88	663,250
120,000	Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	109,950
2,080,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	2,080,000

		18,567,884

Multi-Utilities (0.1%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), Callable 6/15/23 @ 100	1,734,167

Pharmaceuticals (0.1%):
120,000	Catalent Pharma Solutions, Inc., 5.00%, 7/15/27, Callable 7/15/22 @ 102.5(a)	121,200
601,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	543,905
320,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(a)	292,800

		957,905

Principal Amount		Value
Corporate Bonds, continued
Professional Services (0.1%):
$275,000	CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @ 102.25(a)	$257,125
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	394,369

		651,494

Real Estate Management & Development (0.0%†):
275,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	272,250

Software (0.1%):
715,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	677,463
220,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	206,800

		884,263

Telecommunications (0.0%†):
40,000	T-Mobile USA, Inc., 2.63%, 2/15/29, Callable 2/15/24 @ 101.31	36,533
190,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69(a)	180,503

		217,036

Wireless Telecommunication Services (0.1%):
55,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	55,963
170,000	T-Mobile USA, Inc., 2.88%, 2/15/31, Callable 2/15/26 @ 101.44	153,212
600,000	T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75	565,305

		774,480

Total Corporate Bonds (Cost $99,362,432)		99,197,097

Yankee Debt Obligations (0.3%):
Diversified Telecommunication Services (0.1%):
1,750,000	Altice France Holding SA, 10.50%, 5/15/27, Callable 5/15/22 @ 105.25(a)	1,828,750

Electrical Equipment (0.2%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	766,418
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	269,100
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	938,875

		1,974,393

Total Yankee Debt Obligations (Cost $3,802,009)		3,803,143

U.S. Treasury Obligations (6.4%):
U.S. Treasury Notes (6.4%)
40,659,200	1.50%, 1/31/27	38,912,125
47,542,000	1.88%, 2/28/27	46,338,593

		85,250,718

Total U.S. Treasury Obligations (Cost $86,372,114)		85,250,718

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.2%):
3,020,252	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	$3,020,252

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,020,252)		3,020,252

Shares		Value
Unaffiliated Investment Company (4.4%):

Money Markets (4.4%):
58,366,716	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.12%(c)	58,366,716

Total Unaffiliated Investment Company (Cost $58,366,716)		58,366,716

Total Investment Securities (Cost $1,151,767,817) - 100.3%		1,332,602,358
Net other assets (liabilities) - (0.3)%		(3,400,861)

Net Assets - 100.0%		$1,329,201,497

Percentages indicated are based on net assets as of March 31, 2022.

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $2,863,174.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(c)	The rate represents the effective yield at March 31, 2022.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Option Contracts

At March 31, 2022, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

Abbott Laboratories	Goldman Sachs	Call	135.00 USD	1/20/23	54	$7,290	$ (22,901)
Abbott Laboratories	Goldman Sachs	Call	145.00 USD	1/20/23	54	7,830	(12,802)
Abbott Laboratories	Goldman Sachs	Call	150.00 USD	1/20/23	54	8,100	(9,570)
Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	6/17/22	4	7,920	(331,549)
Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	6/17/22	4	8,000	(323,770)
Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	6/17/22	4	8,400	(285,155)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2550.00 USD	6/17/22	2	5,100	(62,576)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2600.00 USD	6/17/22	2	5,200	(55,025)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2650.00 USD	6/17/22	2	5,300	(47,891)
Alphabet, Inc.	Goldman Sachs	Call	1960.00 USD	9/16/22	4	7,840	(343,813)
Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	9/16/22	4	7,920	(336,438)
Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	9/16/22	4	8,000	(329,096)
Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	9/16/22	4	8,400	(292,912)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2450.00 USD	9/16/22	1	2,450	(44,197)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2500.00 USD	9/16/22	1	2,500	(40,513)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2550.00 USD	9/16/22	1	2,550	(36,975)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2600.00 USD	9/16/22	1	2,600	(33,598)
Alphabet, Inc.	Goldman Sachs	Call	3200.00 USD	1/20/23	3	9,600	(42,508)
Alphabet, Inc.	Goldman Sachs	Call	3300.00 USD	1/20/23	3	9,900	(34,580)
Alphabet, Inc.	Goldman Sachs	Call	3400.00 USD	1/20/23	3	10,200	(27,965)
Alphabet, Inc.	Goldman Sachs	Call	3500.00 USD	1/20/23	4	14,000	(30,071)
Amazon Com, Inc.	Goldman Sachs	Call	3600.00 USD	1/20/23	3	10,800	(71,543)
Amazon Com, Inc.	Goldman Sachs	Call	3700.00 USD	1/20/23	2	7,400	(40,999)
Amazon Com, Inc.	Goldman Sachs	Call	3800.00 USD	1/20/23	2	7,600	(35,067)
Amazon.com, Inc.	Wells Fargo	Call	3800.00 USD	1/20/23	4	15,200	(70,134)
Amazon.com, Inc.	Wells Fargo	Call	3900.00 USD	1/20/23	4	15,600	(59,793)
Amazon.com, Inc.	Goldman Sachs	Call	4000.00 USD	1/20/23	2	8,000	(25,471)
Amazon.com, Inc.	Wells Fargo	Call	4000.00 USD	1/20/23	4	16,000	(50,942)
Amazon.com, Inc.	Wells Fargo	Call	4100.00 USD	1/20/23	4	16,400	(43,384)
Amazon.com, Inc.	Goldman Sachs	Call	4100.00 USD	1/20/23	2	8,200	(21,692)
Amazon.com, Inc.	Goldman Sachs	Call	4200.00 USD	1/20/23	2	8,400	(18,457)
Amazon.com, Inc.	Wells Fargo	Call	4200.00 USD	1/20/23	4	16,800	(36,914)
Amazon.com, Inc.	Goldman Sachs	Call	4300.00 USD	1/20/23	2	8,600	(15,693)
Amazon.com, Inc.	Goldman Sachs	Call	4400.00 USD	1/20/23	2	8,800	(13,346)
Amazon.com, Inc.	Goldman Sachs	Call	4500.00 USD	1/20/23	1	4,500	(5,682)
Amazon.com, Inc.	Citigroup	Call	4500.00 USD	1/20/23	2	9,000	(11,364)
Amazon.com, Inc.	Citigroup	Call	4600.00 USD	1/20/23	2	9,200	(9,693)
Amazon.com, Inc.	Citigroup	Call	4700.00 USD	1/20/23	2	9,400	(8,295)
Amazon.com, Inc.	Citigroup	Call	4800.00 USD	1/20/23	2	9,600	(7,143)
Amazon.com, Inc.	Citigroup	Call	4900.00 USD	1/20/23	2	9,800	(6,171)
Amazon.com, Inc.	Citigroup	Call	5000.00 USD	1/20/23	2	10,000	(5,326)
Amazon.com, Inc.	Citigroup	Call	5100.00 USD	1/20/23	2	10,200	(4,588)
Ameren Corp.	Credit Suisse First Boston	Call	90.00 USD	6/20/22	78	7,020	(43,855)
Ameren Corp.	Credit Suisse First Boston	Call	95.00 USD	6/20/22	78	7,410	(18,154)
Ameren Corp.	Credit Suisse First Boston	Call	100.00 USD	6/20/22	78	7,800	(6,186)
American Electric Power Co., Inc.	JPMorgan Chase	Call	90.00 USD	1/20/23	28	2,520	(36,178)
American Electric Power Co., Inc.	JPMorgan Chase	Call	95.00 USD	1/20/23	28	2,660	(26,441)
American Electric Power Co., Inc.	JPMorgan Chase	Call	100.00 USD	1/20/23	28	2,800	(18,214)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

Baxter International, Inc.	Citigroup	Call	87.50 USD	1/20/23	54	$4,725	$ (14,795)
Baxter International, Inc.	Citigroup	Call	92.50 USD	1/20/23	54	4,995	(9,289)
Baxter International, Inc.	Citigroup	Call	97.50 USD	1/20/23	54	5,265	(5,803)
Becton Dickinson And Co.	Goldman Sachs	Call	260.00 USD	1/20/23	26	6,760	(67,834)
Becton Dickinson And Co.	Goldman Sachs	Call	280.00 USD	1/20/23	26	7,280	(42,029)
Becton Dickinson And Co.	Goldman Sachs	Call	290.00 USD	1/20/23	26	7,540	(32,440)
CME Group, Inc.	JPMorgan Chase	Call	230.00 USD	1/21/22	13	2,990	(34,416)
CME Group, Inc.	JPMorgan Chase	Call	240.00 USD	1/20/23	13	3,120	(27,165)
CME Group, Inc.	JPMorgan Chase	Call	250.00 USD	1/20/23	13	3,250	(21,030)
Dollar General Corp.	Citigroup	Call	220.00 USD	1/20/23	32	7,040	(71,958)
Dollar General Corp.	Citigroup	Call	230.00 USD	1/20/23	32	7,360	(55,883)
Dollar General Corp.	Citigroup	Call	240.00 USD	1/20/23	32	7,680	(42,646)
Exelon Corp.	JPMorgan Chase	Call	55.00 USD	1/20/23	245	13,475	(25,040)
Exelon Corp.	JPMorgan Chase	Call	60.00 USD	1/20/23	245	14,700	(10,556)
Exelon Corp.	JPMorgan Chase	Call	65.00 USD	1/20/23	245	15,925	(4,658)
Facebook, Inc.	JPMorgan Chase	Call	345.00 USD	9/16/22	19	6,555	(2,448)
Facebook, Inc.	JPMorgan Chase	Call	360.00 USD	9/16/22	19	6,840	(1,720)
General Electric Co.	Wells Fargo	Call	110.00 USD	1/20/23	251	27,610	(106,095)
General Electric Co.	Wells Fargo	Call	115.00 USD	1/20/23	251	28,865	(80,153)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	130.00 USD	1/20/23	22	2,860	(27,968)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	135.00 USD	1/20/23	22	2,970	(21,833)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	140.00 USD	1/20/23	22	3,080	(16,686)
McDonald’s Corp.	Goldman Sachs	Call	260.00 USD	1/20/23	67	17,420	(81,463)
McDonald’s Corp.	Goldman Sachs	Call	270.00 USD	1/20/23	67	18,090	(57,533)
McDonald’s Corp.	Goldman Sachs	Call	280.00 USD	1/20/23	27	7,560	(16,398)
Medtronic plc	Credit Suisse First Boston	Call	105.00 USD	1/20/23	88	9,240	(111,821)
Medtronic plc	Credit Suisse First Boston	Call	110.00 USD	1/20/23	88	9,680	(85,637)
Medtronic plc	Credit Suisse First Boston	Call	115.00 USD	1/20/23	88	10,120	(63,722)
Medtronic PLC	JPMorgan Chase	Call	105.00 USD	1/20/23	38	3,990	(48,286)
Medtronic PLC	JPMorgan Chase	Call	110.00 USD	1/20/23	38	4,180	(36,980)
Medtronic PLC	JPMorgan Chase	Call	115.00 USD	1/20/23	38	4,370	(27,516)
Microsoft Corp.	Susquehanna Ireland Limited	Call	300.00 USD	1/20/23	187	56,100	(697,815)
Microsoft Corp.	Susquehanna Ireland Limited	Call	320.00 USD	1/20/23	65	20,800	(173,184)
Microsoft Corp.	Citigroup	Call	330.00 USD	1/20/23	61	20,130	(135,170)
Microsoft Corp.	Susquehanna Ireland Limited	Call	330.00 USD	1/20/23	65	21,450	(144,033)
Microsoft Corp.	Susquehanna Ireland Limited	Call	340.00 USD	1/20/23	65	22,100	(118,724)
Microsoft Corp.	Citigroup	Call	340.00 USD	1/20/23	126	42,840	(230,143)
Microsoft Corp.	Susquehanna Ireland Limited	Call	350.00 USD	1/20/23	65	22,750	(97,156)
Microsoft Corp.	Citigroup	Call	350.00 USD	1/20/23	126	44,100	(188,333)
Microsoft Corp.	JPMorgan Chase	Call	350.00 USD	1/20/23	64	22,400	(95,661)
Microsoft Corp.	JPMorgan Chase	Call	355.00 USD	1/20/23	64	22,720	(86,366)
Microsoft Corp.	JPMorgan Chase	Call	360.00 USD	1/20/23	64	23,040	(77,906)
Microsoft Corp.	Citigroup	Call	360.00 USD	1/20/23	65	23,400	(79,124)
Microsoft Corp.	Citigroup	Call	365.00 USD	1/20/23	44	16,060	(48,281)
Otis Worldwide Corp.	JPMorgan Chase	Call	85.00 USD	1/20/23	23	1,955	(7,614)
Otis Worldwide Corp.	JPMorgan Chase	Call	90.00 USD	1/20/23	24	2,160	(5,450)
Otis Worldwide Corp.	JPMorgan Chase	Call	95.00 USD	1/20/23	23	2,185	(3,724)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	220.00 USD	1/20/23	88	19,360	(49,913)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	230.00 USD	1/20/23	88	20,240	(35,506)
Public Service Enterprise Group, Inc.	Bank of America	Call	65.00 USD	7/15/22	71	4,615	(43,373)
Public Service Enterprise Group, Inc.	Bank of America	Call	70.00 USD	7/15/22	71	4,970	(18,577)
Public Service Enterprise Group, Inc.	Bank of America	Call	75.00 USD	7/15/22	71	5,325	(5,225)
Republic Services, Inc.	Citigroup	Call	135.00 USD	7/15/22	21	2,835	(9,841)
Republic Services, Inc.	Citigroup	Call	140.00 USD	7/15/22	21	2,940	(5,525)
Republic Services, Inc.	Citigroup	Call	145.00 USD	7/15/22	21	3,045	(2,794)
Ross Stores, Inc.	Credit Suisse First Boston	Call	95.00 USD	1/20/23	18	1,710	(15,644)
Ross Stores, Inc.	Credit Suisse First Boston	Call	100.00 USD	1/20/23	19	1,900	(12,840)
Ross Stores, Inc.	Credit Suisse First Boston	Call	105.00 USD	1/20/23	19	1,995	(9,968)
Starbucks Corp.	Goldman Sachs	Call	97.50 USD	1/20/23	144	14,040	(87,615)
Starbucks Corp.	Goldman Sachs	Call	100.00 USD	1/20/23	144	14,400	(74,270)
Starbucks Corp.	Goldman Sachs	Call	105.00 USD	1/20/23	144	15,120	(52,891)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2022 (Unaudited)

UnitedHealth Group, Inc.	Citigroup	Call	540.00 USD	1/20/23	47	$25,380	$(174,962)
UnitedHealth Group, Inc.	Citigroup	Call	560.00 USD	1/20/23	26	14,560	(76,251)
UnitedHealth Group, Inc.	Citigroup	Call	580.00 USD	1/20/23	26	15,080	(59,246)
Walmart, Inc.	Wells Fargo	Call	145.00 USD	1/20/23	57	8,265	(78,836)
Walmart, Inc.	Wells Fargo	Call	155.00 USD	1/20/23	57	8,835	(49,671)
Walmart, Inc.	Wells Fargo	Call	160.00 USD	1/20/23	58	9,280	(39,258)
Yum! Brands, Inc.	Wells Fargo	Call	135.00 USD	1/20/23	55	7,425	(23,954)
Yum! Brands, Inc.	Wells Fargo	Call	145.00 USD	1/20/23	55	7,975	(12,823)
Yum! Brands, Inc.	Wells Fargo	Call	150.00 USD	1/20/23	55	8,250	(9,290)

Total (Premiums $6,697,592)							$(7,843,388)

(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2022 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At March 31, 2022, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.

Affiliated Holdings Disclosure

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 3/31/2022	Shares as of 3/31/2022
AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$758,516,926	$-	$(27,281,052)	$(1,334,120)	$(44,103,354)	$685,798,400	65,376,397
AZL International Index Fund, Class 2	291,329,601	-	(10,947,513)	2,496,008	(21,840,247)	261,037,849	14,772,940
AZL Mid Cap Index Fund, Class 2	178,097,959	-	(6,423,503)	1,812,356	(10,711,011)	162,775,801	6,066,933
AZL Small Cap Stock Index Fund, Class 2	89,228,105	-	(2,624,300)	607,253	(5,753,619)	81,457,439	5,155,534
AZL S&P 500 Index Fund, Class 2	610,886,701	-	(14,241,057)	6,182,727	(34,809,808)	568,018,563	24,430,906

	$1,928,059,292	$-	$(61,517,425)	$9,764,224	$(117,218,039)	$1,759,088,052	115,802,710

AZL International Index Fund
Allianz SE, Registered Shares	$9,823,501	$-	$(454,177)	$167,651	$(59,579)	$9,477,396	39,694

	$9,823,501	$-	$(454,177)	$167,651	$(59,579)	$9,477,396	39,694

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$795,478	$-	$(21,938)	$(397)	$8,084	$781,227	3,272
BlackRock Inc., Class A	1,158,183	-	(32,577)	12,542	(201,275)	936,873	1,226

	$1,953,661	$-	$(54,515)	$12,145	$(193,191)	$1,718,100	4,498

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$7,519,494	$-	$(294,033)	$101,918	$(1,335,522)	$5,991,857	7,841

	$7,519,494	$-	$(294,033)	$101,918	$(1,335,522)	$5,991,857	7,841

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$10,740,434	$-	$(282,637)	$98,301	$(1,874,363)	$8,681,735	11,361

	$10,740,434	$-	$(282,637)	$98,301	$(1,874,363)	$8,681,735	11,361

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2022 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2022 are identified below.

AZL Enhanced Bond Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Russian Foreign Bond - Eurobond, 6.05%, 6/23/47	10/7/21	$252,000	200,000	$44,500	0.00%

Russian Foreign Bond - Eurobond, 30.17%, 6/23/27	10/7/21	222,750	200,000	46,000	0.00%

(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$26,314	31,702	$165,168	0.01%

Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	46,000	54,850	257,795	0.01%

Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/21/22 @ 100	10/30/18	256,808	278,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Total Bond Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$38,899	46,865	$244,167	0.01%

Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	67,000	79,890	375,483	0.01%

Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/21/22 @ 100	10/30/18	376,933	408,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.